AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2014
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 15 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 31 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place
                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             [_] on      , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

    [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                                MONUMENT ADVISOR




                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT G








                                                          MAY 1, 2014 PROSPECTUS

                            Monument Advisor
                      Individual Variable Annuity
        Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND
               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), Asset Allocation Model Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

  Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your Contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

  The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. These Investment Portfolios may not be available in all states and certain Investment Portfolios may only be available to you if you retain certain Investment Advisors. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly. We also offer the Asset Allocation Models for an additional fee.

  Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

 Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

 To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

  For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
  o  Address for correspondence sent via courier or overnight mail:
     10350 Ormsby Park Place, Louisville, KY 40223.

 The Contracts:

  o  are not bank deposits
  o  are not federally insured
  o  are not endorsed by any bank or government agency
  o  are not guaranteed and may be subject to loss of principal

 Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at
(866) 667-0561.

 You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents                                                           Page

Definitions of Special Terms..................................................4
Highlights....................................................................6
Fee Table.....................................................................8
    Examples of Fees and Expenses.............................................10
    Condensed Financial Information...........................................10
The Company...................................................................11
   The Monument Advisor Variable Annuity Contract.............................11
   Free Look..................................................................11
   Assignment.................................................................11
   Electronic Administration of Your Contract.................................11
   Confirmations and Statements...............................................12
Purchase......................................................................13
    Application for a Contract................................................13
    Purchase Payments.........................................................13
    Allocation of Purchase Payments...........................................13
Investment Options............................................................13
   Investment Portfolios......................................................13
   Administrative, Marketing and Support Services Fees........................14
   Selection of Investment Portfolios.........................................14
   Fixed Account..............................................................15
   Voting Rights..............................................................15
   Substitution...............................................................15
   Asset Allocation Models (MAx Managed Models)...............................15
Transfers.....................................................................16
   Excessive Trading Limits...................................................16
   Dollar Cost Averaging Program..............................................17
   Rebalancing Program........................................................18
   Advisory Fee Withdrawals...................................................18
403(b) Plans..................................................................18
Expenses......................................................................18
   Subscription Fee...........................................................19
   Contract Maintenance Charge................................................19
   Low Cost Fund Platform Fee.................................................19
   Asset Allocation Model Fee.................................................19
   Investment Portfolio Operating Expenses....................................20
   Transfer Fee...............................................................20
   Premium Taxes..............................................................20
   Income Taxes...............................................................20
 Contract Value...............................................................20
   Accumulation Units.........................................................20
   Access to Your Money.......................................................21
   Systematic Withdrawal Program..............................................21
   Suspension of Payments or Transfers........................................21
Death Benefit.................................................................21
   Upon Your Death During the Accumulation Period.............................21
   Standard Death Benefit Amount During the Accumulation Period...............21

   Payment of the Death Benefit During the Accumulation Period................21
   Death of Contract Owner During the Annuity Period..........................22
   Death of Annuitant.........................................................22
Annuity Payments (The Annuity Period).........................................22
   Annuity Payment Amount.....................................................22
   Annuity Options............................................................22
Taxes.........................................................................23
   Annuity Contracts in General...............................................23
   Tax Status of the Contracts................................................23
   Taxation of Non-Qualified Contracts........................................24
   Taxation of Qualified Contracts............................................25
   Possible Tax Law Changes...................................................26
Other Information.............................................................26
   Legal Proceedings..........................................................26
   Abandoned Property Requirements............................................26
   Proof of Age and Survival..................................................26
   Misstatements..............................................................26
   Changes to Comply with Law and Amendments..................................26
   The Separate Account.......................................................26
   Distributor................................................................27
   Financial Statements.......................................................27
   Independent Registered Public Accounting Firm..............................27
Appendix A - More Information About the Investment Portfolios.................28
Appendix B - Condensed Financial Information..................................41
Appendix C - Deductions for Taxes - Qualified and Nonqualified
Annuity Contracts.............................................................82
Privacy Policy................................................................83
Table of Contents of the Statement of Additional Information..................84

DEFINITIONS OF SPECIAL TERMS

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

  ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

  ASSET ALLOCATION MODEL: Dynamic asset allocation models offered by the Company's affiliate JNF Advisors, Inc., and other sponsors that are not affiliates of the Company. See "Investment Options - Asset Allocation Models" for further details.

  ASSET ALLOCATION MODEL FEE: Fee imposed by the Company's affiliate JNF Advisors, Inc. (a registered investment advisor), or other model sponsors, for providing the Asset Allocation Models. See "Expenses - Asset Allocation Fee" for further details, including a description of the Asset Allocation Models offered.

  BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

  CODE: The Internal Revenue Code of 1986, as amended.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a registered representative) to provide you asset allocation and investment advisory services.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

  INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person.

  LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds. This fee is deducted daily from your Accumulation Units. See "Expenses - Low Cost Fund Platform Fee" for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

  MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.

  NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Asset Allocation Model Fees, premium taxes and the applicable portion of the Subscription Fee.

  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

  REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

  SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

  SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

  TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

  WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

HIGHLIGHTS

  The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

  The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you choose to participate in an Asset Allocation Model. You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.

  The Contract includes a death benefit that is described in detail under the heading "Death Benefit."

  All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract.

  You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails the Contract.

  TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

  IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

  After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

  We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

  We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your

Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

  LOW COST FUND PLATFORM FEE. The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".

  ASSET ALLOCATION MODELS. The Company's affiliate, JNF Advisors, Inc., as well as other unaffiliated sponsors, offer certain asset allocation models for an additional fee. For further information, see "Investment Options - Asset Allocation Models"

  INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

Fee Table

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.


Owner Transaction Expenses

--------------------------------------------------------------------------
Contingent Deferred           None
Sales Charge (as a
percentage of Purchase
Payments withdrawn)

Transfer Fee(1)............   Current Charge           Maximum Charge
                                   None                      $25

--------------------------------------------------------------------------


  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

--------------------------------------------------------------------------
                                        Current Charge   Maximum Charge
--------------------------------------------------------------------------
                                       $20 per Contract $20 per Contract
Subscription Fee.......................     per month         per month
--------------------------------------------------------------------------
Separate Account Annual Expenses
(as a percentage of Contract Value
invested in the Investment Portfolios)
Mortality and Expense Risk Charge......       0.00%             0.00%
--------------------------------------------------------------------------
Administrative Charge..................       0.00%             0.00%
--------------------------------------------------------------------------
Total Separate Account Annual
Expenses...............................       0.00%             0.00%
--------------------------------------------------------------------------


OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios. The Company charges this fee on Investment Portfolios that do not provide the Company or its affiliates with the amount of revenue it requires in order to meet its revenue targets. See "Expenses - Low Cost Fund Platform Fee". Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee. This fee is deducted daily by reducing Accumulation Units in your Contract.



-------------------------------------------------------------------------------

                                      Minimum Annual Fee    Maximum Annual Fee
-------------------------------------------------------------------------------
Low Cost Fund Platform  Fee (as a
  percentage of the average daily
  Contract Value)......................       0.05%             0.35%
-------------------------------------------------------------------------------

OPTIONAL ASSET ALLOCATION MODEL FEE (MAx Managed Models)

The next item shows the minimum and maximum fee that you will pay, in addition to the Subscription Fee, optional Low Cost Fund Platform Fee (if applicable) and Investment Portfolio operating expenses, periodically during the time in which you are participating in an optional Asset Allocation Model. If the contract is Non-Qualified, the withdrawal to pay the fee will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2 you may incur a 10% penalty. See "Taxes - Withdrawals". You may also have the fee deducted from your checking account via Electronic Funds Transfer (EFT), which will not result in a taxable distribution. If the EFT is rejected for insufficient funds, the fee will then be withdrawn from your Contract Value. More detail concerning each Asset Allocation Model is provided in "Expenses - Asset Allocation Model Fee".



-------------------------------------------------------------------------------

                                      Minimum Annual Fee    Maximum Annual Fee
-------------------------------------------------------------------------------
Asset Allocation Model Fee (as a
  percentage of the average daily
  Contract Value)......................       0.45%             2.00%
-------------------------------------------------------------------------------


PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio




-------------------------------------------------------------------------------
                                                   Minimum          Maximum
-------------------------------------------------------------------------------
Total Investment Portfolio operating expenses
(expenses that are deducted from Investment      Gross: 0.51%     Gross: 9.20%
Portfolio assets, including management fees,      Net: 0.51%       Net: 3.59%
distribution and/or service (12b-1) fees,
Low Cost Fund Platform fees (if any) and
other expenses).............................
-------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES -

  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, Asset Allocation Model Fees (if elected), Low Cost Fund Platform Fees and Investment Portfolio fees and expenses.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged. For a description of the Low Cost Fund Platform Fee, see "Expenses - Low Cost Fund Platform Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:




(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model with the maximum fee:

     1 year           3 years            5 years           10 years
    $608.68          $2869.70           $4882.58           $9000.61

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses, and you have not selected an Asset Allocation Model:

     1 year           3 years            5 years           10 years
     $60.68           $190.15            $331.24            $741.92


CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

  This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

  The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

  The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

  You may only choose to receive Annuity Payments on a fixed basis. If You choose Annuity Payments, the amount of the Annuity Payments you receive will remain level for the period of time selected.

Free Look

  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required by applicable law). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees, and Asset Allocation Model Fees, will have been deducted. On the day We receive your request We will return your Contract Value. If required by applicable law, We will refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails the Contract.

  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

  A change of Owner may be a taxable event.

  JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

  BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  An assignment may be a taxable event.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

  This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

  You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

  Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

  Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

  We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

  You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

  We will send a confirmation statement to your Secure Online Account each time we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce information before We will make the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

  SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

  You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

  Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

PURCHASE

Application For a Contract

  If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a 403(b) plan, Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

  Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

  If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an Asset Allocation Model, when We receive the Purchase Payment. Please make sure these are kept current to ensure your Purchase Payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

  The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

  You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

  The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

  Certain investment options may only be available to you if you retain certain Investment Advisors.

Administrative, Marketing and Support Services Fees

   Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

  The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

  No fixed account is available during the Accumulation Period.

Voting Rights

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Asset Allocation Models (MAx Managed Models)

For an additional fee, the Company's affiliate JNF Advisors, Inc., a registered investment advisor, ("JNF Advisors"), offers the Jefferson National Models powered by CAPTRUST. The Company also offers the following Asset Allocation Models sponsored by Braver Wealth Management, LLC, CMG Capital Management Group, Inc. and Envestnet Asset Management, Inc. The Company is not affiliated with the sponsors of these Asset Allocation Models.



  A listing of the Asset Allocation Models currently available and the current annual fees charged for each are listed below:
------------------------------------------------------------------------------
  Braver Tactical Balanced                      1.00%
------------------------------------------------------------------------------
  Braver Tactical Opportunity                   1.00%
------------------------------------------------------------------------------
  Braver Tactical Sector Rotation               1.00%
------------------------------------------------------------------------------
  CMG Managed High Yield Bond Program           1.50%
------------------------------------------------------------------------------
  CMG Opportunistic All Asset Strategy          1.50%
------------------------------------------------------------------------------
  CMG System Research Treasury Bond Program     1.50%
------------------------------------------------------------------------------
  CMG Scotia Partners Growth S&P Plus Program   1.50%
------------------------------------------------------------------------------
  JNL Conservative                              0.50%
------------------------------------------------------------------------------
  JNL Moderate                                  0.50%
------------------------------------------------------------------------------
  JNL Moderate Growth                           0.50%
------------------------------------------------------------------------------
  JNL Growth                                    0.50%
------------------------------------------------------------------------------
  JNL Aggressive                                0.50%
------------------------------------------------------------------------------
  PMC Aggressive Portfolio                      0.45%
------------------------------------------------------------------------------
  PMC Growth Portfolio                          0.45%
------------------------------------------------------------------------------
  PMC Moderate Growth Portfolio                 0.45%
------------------------------------------------------------------------------
  PMC Moderate Portfolio                        0.45%
------------------------------------------------------------------------------
  PMC Conservative Growth Portfolio             0.45%
------------------------------------------------------------------------------
  PMC Conservative Portfolio                    0.45%
------------------------------------------------------------------------------
  PMC Capital Preservation Portfolio            0.45%
------------------------------------------------------------------------------
  PMC Paradigm Aggressive Portfolio             0.50%
------------------------------------------------------------------------------
  PMC Paradigm Growth                           0.50%
------------------------------------------------------------------------------
  PMC Paradigm Moderate Growth                  0.50%
------------------------------------------------------------------------------
  PMC Paradigm Moderate                         0.50%
------------------------------------------------------------------------------
  PMC Paradigm Conservative Growth              0.50%
------------------------------------------------------------------------------
  PMC Paradigm Conservative                     0.50%
------------------------------------------------------------------------------
  PMC Paradigm Capital Preservation             0.50%
------------------------------------------------------------------------------

  An Investment Advisor must be advising your Contract and the appropriate program agreements must be executed in order to elect an Asset Allocation Model. In addition to the Asset Allocation Model fee, the fees of the Investment Portfolios, and any applicable Low Cost Platform Fund fees within the selected Asset Allocation Models, your Investment Advisor may charge an advisory fee. The Asset Allocation Models offered, and the fees charged, may change at any time without notice.

   At any time, you may allocate some or all of your Contract Value to one or more Asset Allocation Models. After investing in the Asset Allocation Model, you must remain invested in one or more Asset Allocation Model for at least 30 days, unless you request a full surrender. This section only applies to any Contract Value allocated to a model. If you elect an Asset Allocation Model, the model you elect will determine which investment choices your Contract Value is invested in and how much of your Contract Value is allocated to each investment choice. The models are dynamic which means the underlying investment allocations within each model may and probably will change over time. Whenever a model changes, your Contract Value will be reallocated to match the revised model allocation. Since the change to these allocations are made automatically, you may or may not agree with the changes and the changes could result in your Contract Value decreasing more or increasing less than if you had invested in a different manner. The availability of these models will be reviewed at least quarterly and could change at any time.

  Please note, the Low Cost Fund Platform Fees typically charged on Contract Value invested in certain Investment Portfolios are charged when these Portfolios are included in an Asset Allocation Model. Since JNF Advisors, Inc. is an affiliate of the Company, one of the many factors that may be used in choosing Investment Portfolios to be included in the JNL Models, is the marketing, administrative and other support services fees paid by the Investment Portfolio to the Company. Furthermore, the Company receives a fee from the sponsors of the other Asset Allocation Models for distribution and administrative services. Given JNF Advisors is affiliated with the Company and profits from certain of the Asset Allocation Models, a conflict of interest may arise between the Company and JNF Advisors in selecting the Investment Portfolios for inclusion in these Asset Allocation Models.

  Participation in a model does not assure a profit and does not protect you against loss. For a detailed description of the available models, contact Us or any Investment Advisor you have selected. By electing one or more of these models, you are retaining the Sponsor to invest the dollars allocated to the model on your behalf. Your Investment Advisor will be required to enter into a separate agreement with the Sponsor, describing the terms of the program.

  The minimum initial contribution to an asset allocation model without our consent is $10,000.

   While participating in a model You may transfer your Contract Value by changing models.

  We reserve the right to terminate your participation at our discretion, including, but not limited to, breach of the agreement by your Investment Advisor entered into with the Sponsor, or for non-payment of Asset Allocation Model Fees.

  Additionally, we will terminate your participation in the Asset Allocation
Models:

   o if your contract value in an asset allocation model drops below $5,000, not including market movements. If this occurs, your money will be retained in the same Portfolios but outside of the Asset Allocation Model, and will not reflect any subsequent changes in the model.

   o  if you apply your full Contract Value to an annuity option;

   o  if you withdraw the total Contract Value;

   o  upon notification of death;

   o  if the Owner is no longer advised by an Investment Advisor;

   o if you, or your Investment Advisor, request that we terminate your participation in the model or

   o If you terminate your participation in the model more than once, the Company reserves the right to no longer allow you to participate.

  Transfers

  You can transfer money among the Investment Portfolios, subject to the rules applicable if you are transferring money allocated to the Asset Allocation Models. See "Investment Options - Asset Allocation Models" for further details. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

  EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cut-off times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. If you are participating in an Asset Allocation Model, and that model contains an Investment Portfolio(s) with an early cut-off, the earliest time will be applicable for the model.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

  1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

  2. Your request for transfer must clearly state how much the transfer is for.

  3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

  4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

 o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

 o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the

   Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

 o We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

 o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

  We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

  If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

  In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the

DCA Program.

  There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

  If You elect to participate in an Asset Allocation Model, you will retain Jefferson National's affiliate, JNF Advisors, Inc., or other model sponsors, as your Investment Advisor. Therefore, Asset Allocation Model Fees will be deemed to be Investment Advisor fees subject to the rules described above.

403(B) Plans

  Upon Company approval, 403(b) plans may be accepted. Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $25,000 initial contribution. Loan provisions do not apply. Certain Investment Portfolios may not be available within a 403(b) plan.

    Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

 -  salary reduction contributions made after December 31, 1988

 -  income attributable to such contributions, and

 -  income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the

Contract. These charges and expenses are:

Subscription Fee

  We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. No portion of the Subscription Fee will be deducted from the Asset Allocation Model unless the value of the contract outside the Asset Allocation Models is insufficient. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Contract Maintenance Charge

  We impose no other contract maintenance charge.

Low Cost Fund Platform Fee

  The Company imposes a Low Cost Fund Platform Fee, in the amount of .05% - 0.35% annually on Contract Value invested in certain Investment Portfolios. This fee is deducted daily by reducing the number of Accumulation Units in your Contract. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company's Website or upon request.


--------------------------------------------------------------------------------

                  Low Cost Fund Platform Fee Portfolios: 0.35%
--------------------------------------------------------------------------------

-------------------------     --------------------     ------------------
DFA VA Global Bond            DFA VA Global            DFA VA
                              Moderate Allocation      International
                                                       Small
-------------------------     --------------------     ------------------
DFA VA International          DFA VA Short-Term        DFA VA US Large
Value                         Fixed                    Value
-------------------------     --------------------     ------------------
DFA VA US Targeted Value      Dreyfus Stock Index      Nationwide VIT
                                                       Bond Index
-------------------------     --------------------     ------------------
Nationwide VIT                Nationwide VIT Mid       Nationwide VIT
International Index           Cap Index                S&P 500 Index
-------------------------     --------------------     ------------------
Nationwide VIT Small Cap      Vanguard Balanced        Vanguard Capital
         Index                                         Growth
-------------------------     --------------------     ------------------
Vanguard Diversified          Vanguard Equity          Vanguard Equity
Value                         Income                   Index
-------------------------     --------------------     ------------------
Vanguard Growth               Vanguard High Yield      Vanguard
                              Bond                     International
-------------------------     --------------------     ------------------
Vanguard Mid-Cap Index        Vanguard REIT Index      Vanguard
                                                       Short-Term
                                                       investment Grade
-------------------------     --------------------     ------------------
Vanguard Small Company        Vanguard Total Bond      Vanguard Total
Growth                        Market                   Stock Market
-------------------------     --------------------     ------------------
-------------------------------------------------------------------
                Low Cost Fund Platform Fee Portfolios: 0.10%
-------------------------------------------------------------------
-------------------------     --------------------     ------------------
TOPS Aggressive Growth        TOPS Balanced ETF        TOPS Capital
ETF (Class 1) (1)             (Class 1) (1)            Preservation ETF (1)
-------------------------     --------------------     ------------------
TOPS Growth ETF               TOPS Managed Risk        TOPS Managed Risk
(Class 1)(1)                  Balanced ETF             Growth ETF
                              (Class 1) (1)            (Class 1) (1)
-------------------------     --------------------     ------------------
TOPS Managed Risk             TOPS Moderate
Moderate Growth ETF           Growth ETF (Class 1)
(Class 1) (1)                 (1)
-------------------------     --------------------     ------------------

This list may change at any time without notice. Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved for such Investment Portfolio. We will provide a list of these Investment Portfolios upon request. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Asset Allocation Model Fee

   The Company provides certain Asset Allocation Models for an additional charge. The models and the current annual expenses are listed below:

------------------------------------------------------------------------------
  Braver Tactical Opportunity                   1.00%
------------------------------------------------------------------------------
  Braver Tactical Sector Rotation               1.00%
------------------------------------------------------------------------------
  Braver Tactical Balanced                      1.00%
------------------------------------------------------------------------------
  CMG High Yield Bond                           1.50%
------------------------------------------------------------------------------
  CMG Opportunistic All Asset Strategy          1.50%
------------------------------------------------------------------------------
  CMG System Research Treasury Bond Program     1.50%
------------------------------------------------------------------------------
  CMG Scotia Partners Growth S&P Plus Program   1.50%
------------------------------------------------------------------------------

--------
(1) The Low Cost Fund Platform Fee for these funds is .10%. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details).

------------------------------------------------------------------------------
  JNL Conservative                              0.50%
------------------------------------------------------------------------------
  JNL Moderate                                  0.50%
------------------------------------------------------------------------------
  JNL Moderate Growth                           0.50%
------------------------------------------------------------------------------
  JNL Growth                                    0.50%
------------------------------------------------------------------------------
  JNL Aggressive                                0.50%
------------------------------------------------------------------------------
  PMC Aggressive Portfolio                      0.45%
------------------------------------------------------------------------------
  PMC Growth Portfolio                          0.45%
------------------------------------------------------------------------------
  PMC Moderate Growth Portfolio                 0.45%
------------------------------------------------------------------------------
  PMC Moderate Portfolio                        0.45%
------------------------------------------------------------------------------
  PMC Conservative Growth Portfolio             0.45%
------------------------------------------------------------------------------
  PMC Conservative Portfolio                    0.45%
------------------------------------------------------------------------------
  PMC Capital Preservation Portfolio            0.45%
------------------------------------------------------------------------------
  PMC Paradigm Aggressive Portfolio             0.50%
------------------------------------------------------------------------------
  PMC Paradigm Growth                           0.50%
------------------------------------------------------------------------------
  PMC Paradigm Moderate Growth                  0.50%
------------------------------------------------------------------------------
  PMC Paradigm Moderate                         0.50%
------------------------------------------------------------------------------
  PMC Paradigm Conservative Growth              0.50%
------------------------------------------------------------------------------
  PMC Paradigm Conservative                     0.50%
------------------------------------------------------------------------------
  PMC Paradigm Capital Preservation             0.50%
------------------------------------------------------------------------------

  The fees will be deducted quarterly, or upon exit of the program, as a percentage of the average daily contract value invested in the Asset Allocation Models. The Asset Allocation Model Fee will be deducted on a pro-rata basis from the Portfolios in the models. The Asset Allocation Models offered may change at any time without notice. See "Investment Options - Asset Allocation Models" for more details. The Asset Allocation Model Fee is paid to the model sponsor via a withdrawal from your Contract. See "Transfers-Advisory Fee Withdrawals" for more information regarding the tax implications of these withdrawals.

Investment Portfolio Operating Expenses

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

  We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

  Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

  Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

  Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on

Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

  You can have access to the money in your Contract:

  1. by making a withdrawal (either a partial or a complete withdrawal);

  2. by electing to receive Annuity Payments; or

  3. when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.

  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Asset Allocation Model Fees.

  All partial withdrawals will be withdrawn from the Investment Portfolios (including, if applicable, Investment Portfolios in an Asset Allocation Model) on a pro-rata basis unless you instruct Us otherwise.

  Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

  A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

  The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, including those being used as part of an Asset Allocation Model, unless you instruct Us otherwise.

  You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

  We may be required to suspend or postpone withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2.     trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

  If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Standard Death Benefit Amount During the Accumulation Period

  The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Asset Allocation Model Fees, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

  OPTION 1 - lump sum payment of the Death Benefit Amount; or

  OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

  o continue the Contract in his or her own name at the then current Death Benefit Amount;

  o      elect a lump sum payment of the Death Benefit Amount; or

  o      apply the Death Benefit Amount to an Annuity Option.

  A "spouse" is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

  You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.

  The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

  You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you may only choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account). If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

  On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the Asset Allocation Model Fee, will be applied under the Annuity Option you selected.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

  Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

  OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

  NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

  The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

  Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

  Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, 403(b), SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

  If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

  For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

  Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor or deductions of the fees imposed if you select an Asset Allocation Model, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

  Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

 o made on or after the taxpayer reaches age 59 1/2;

 o made on or after the death of an Owner;

 o attributable to the taxpayer's becoming disabled; or

 o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

  Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

  Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

  Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

  Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

  Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

  Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The new 3.8% Medicare tax is imposed on the lesser of:

     1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

     2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

  "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRA's, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

Abandoned Property Requirements

    Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

  The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

  If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

  The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

 The Separate Account

  We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

  Where permitted by law, we may:

  o  create new Separate Accounts;

  o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

  o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

  o  transfer the Separate Account to another insurance company;

  o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

  o  make the Sub-accounts available under other policies we issue;

  o  add new Investment Portfolios or remove existing Investment Portfolios;

  o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate

     Account;

  o  deregister the Separate Account under the Investment Company Act of 1940;
     and

  o operate the Separate Account under the direction of a committee or in another form.

Distributor

  Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

  The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2013and for each of the two years in the period ended December 31, 2013 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


----------------------------------------------------------------------------------------------------------------
                                                 Appendix A: Investment Options
----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
ADVISORS PREFERRED TRUST
----------------------------------------------------------------------------------------------------------------
Gold Bullion Strategy                             Returns that reflect the performance of the price
                                                  of Gold Bullion.
----------------------------------------------------------------------------------------------------------------
ALGER PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)            Long term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                Long term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                  Long term capital appreciation.
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
INC.
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Dynamic Asset Allocation    Total return.
(Class B)
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth      Long-term growth of capital.
(Class B)
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A) Long term growth of capital.
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Growth (Class Long-term growth of capital.
B)
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value (Class  Long-term growth of capital.
B)
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value (Class  Long term growth of capital.
B)
----------------------------------------------------------------------------------------------------------------
ALPS VARIABLE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------
ALPS/Alerian Energy Infrastructure (Class III)    Investment results that correspond (before fees
                                                  and expenses)generally to the price and yield
                                                  performance of the Alerian Energy Infrastructure
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Ibbotson Aggressive Growth ETF Asset Allocation   Capital appreciation.
(Class II)
----------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation (Class II) Capital appreciation and some current income.
----------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset Allocation (Class Current income and preservation of capital.
II)
----------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation (Class II)   Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Ibbotson Income & Growth ETF Asset Allocation     Current income and capital appreciation.
(Class II)
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)            Long-term capital growth & current income.
----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)     Capital appreciation.  Income is secondary.
----------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection (Class   Long-term total return to protect against U.S.
II)                                               inflation.
----------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)       Capital growth.
----------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (Class I) Long-term capital growth.  Income is a secondary objective.
----------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value (Class I)       Long-term capital growth. Income is a secondary
                                                  objective.
----------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)               Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)               Long-term capital growth over time.  Income is
                                                  secondary.
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation                   High total return (including income and capital gains)
                                                  consistent with preservation of capital over the long term.
----------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth        Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal
                                                  consistent with sound common stock investing.
----------------------------------------------------------------------------------------------------------------
American Funds Bond                               Current income as is consistent with the
                                                  preservation of capital.
----------------------------------------------------------------------------------------------------------------
American Funds Global Bond                        High level of total return consistent with prudent
                                                  investment management.
----------------------------------------------------------------------------------------------------------------
American Funds Growth                             Growth of capital.
----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income                      Long-term growth of capital and income.
----------------------------------------------------------------------------------------------------------------
American Funds High-Income Bond                   High level of current income. Capital appreciation
                                                  is secondary.
----------------------------------------------------------------------------------------------------------------
American Funds International Fund                 Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset Allocation      High total return (including income and capital gains)
                                                  consistent with preservation of capital over the long term while seeking to manage volatility and provide downside
                                                  protection.
----------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Blue Chip Income &    Produce income exceeding the average yield on U.S. stocks and
Growth                                            growth of capital.
----------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth                Growth of capital while seeking to manage volatility and
                                                  provide downside protection.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth-Income         Long term growth of capital and income while
                                                  seeking to manage volatility and provide downside
                                                  protection.
----------------------------------------------------------------------------------------------------------------
American Funds Managed Risk International         Long-term growth of capital while seeking to manage
                                                  volatility and provide downside protection.
----------------------------------------------------------------------------------------------------------------
American Funds Mortgage                           Current income and preservation of capital.
----------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation (Class III)        Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend (Class III)             Long-term total return and current income.
----------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation (Class III)           High total investment return.
----------------------------------------------------------------------------------------------------------------
BlackRock High Yield (Class III)                  High level of current income; capital appreciation
                                                  is a secondary objective.
----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core (Class III)              Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth (Class III)            Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value (Class III)             Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
BlackRock Total Return (Class III)                Total return that exceeds that of the Barclays
                                                  Capital U.S. Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond (Class III)        Total return.
----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS
----------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced (Class F)                 Achieve a competitive total return through an
                                                  actively managed portfolio of stocks, bonds, and
                                                  money market instruments which offer income and
                                                  capital growth opportunity and which satisfy the
                                                  investment criteria including financial,
                                                  sustainability and social responsibility factors.
----------------------------------------------------------------------------------------------------------------
COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC
----------------------------------------------------------------------------------------------------------------
Columbia VP - Select Large-Cap Value (Class I)    Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Columbia VP - Select Smaller-Cap Value (Class I)  Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class   Long-term capital appreciation.
II)
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE FUNDS
----------------------------------------------------------------------------------------------------------------
Credit Suisse Commodity Return Strategy           Total return.
----------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP, INC.
----------------------------------------------------------------------------------------------------------------
DFA VA Global Bond                                Provide a market rate of return for a fixed income
                                                  portfolio with low relative volatility of returns.
----------------------------------------------------------------------------------------------------------------
DFA VA Global Moderate Allocation                 Total return consisting of capital appreciation and
                                                  current income.
----------------------------------------------------------------------------------------------------------------
DFA VA International Small                        Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
DFA VA International Value                        Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
DFA VA Short-Term Fixed                           Stable real return in excess of the rate of
                                                  inflation with minimum risk.
----------------------------------------------------------------------------------------------------------------
DFA VA US Large Value                             Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value                          Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                       Maximize total return (income plus capital
                                                  appreciation).
----------------------------------------------------------------------------------------------------------------
Direxion VP Indexed Managed Futures Strategy      Seeks investment results that track the performance
                                                  of the Auspice Managed Futures Index.
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
----------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)         Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                     To match the performance of the S&P Small Cap 600
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth               Capital growth with current income as a secondary
                                                  goal.
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                               To match the performance of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income               High level of current income.
----------------------------------------------------------------------------------------------------------------
Eaton Vance VT Large-Cap Value                    Total return.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)           High current income.
----------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                   Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Federated Managed Tail Risk II                    Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                   Current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced (Service 2)                 Income and capital growth consistent with
                                                  reasonable risk.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (Service 2)               Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Disciplined Small Cap (Service 2)    Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income (Service 2)            Reasonable income and capital appreciation. The
                                                  fund's goal is to achieve a yield which exceeds the
                                                  composite yield on securities comprising the
                                                  Standard & Poor's 500 Index.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth (Service 2)                   Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income (Service 2)          High total return through a combination of current
                                                  income and capital appreciation.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities (Service 2)     Capital growth.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income (Service 2)              High level of current income, while also
                                                  considering growth of capital.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP International Capital Appreciation   Capital appreciation.
(Service 2)
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond (Service 2)    High a level of current income as is consistent
                                                  with the preservation of capital.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Service 2)                  Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas (Service 2)                 Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Real Estate (Service 2)              Above-average income and long-term capital growth,
                                                  consistent with reasonable investment risk. The
                                                  fund seeks to provide a yield that exceeds the
                                                  composite yield of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Strategic Income (Service 2)         High level of current income. The fund may also
                                                  seek capital appreciation.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Target Volatility (Service 2)        Total return.
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Value (Service 2)                    Capital appreciation.
----------------------------------------------------------------------------------------------------------------
FIRST EAGLE VARIABLE FUNDS
----------------------------------------------------------------------------------------------------------------
First Eagle Overseas Variable Fund                Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate VIP (Class 2)         High total return.
----------------------------------------------------------------------------------------------------------------
Franklin High Income VIP (Class 2)                High level of current income with capital
                                                  appreciation as a secondary goal.
----------------------------------------------------------------------------------------------------------------
Franklin Income VIP (Class 2)                     Maximize income while maintaining prospects for
                                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares VIP (Class 2)              Capital appreciation with income as its secondary
                                                  goal.
----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP (Class 2)           High level of current income with capital appreciation over the long term as its secondary goal.
----------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Securities VIP (Class 2) Income.
----------------------------------------------------------------------------------------------------------------
Templeton Global Bond VIP (Class 2)               High current income, consistent with preservation of capital.
                                                  Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Markets Navigator        Approximate the performance of the GS Global
                                                  Markets Navigator Index.
----------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy Alternatives     Achieve its investment objective by investing in a
                                                  combination of underlying variable insurance funds and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset
                                                  Management, L.P. ("GSAM" or the "Investment Advisor") or an
                                                  affiliate now or in the future acts as investment adviser or principal underwriter (the "Underlying Funds").
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Amerigo             Long-term growth of capital without regard to
                                                  current income.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Clermont            Current income and growth of capital.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Select Allocation   Total return, consisting of capital growth and
                                                  income.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF Floating Rate Strategies (Series   High level of current income while maximizing total
F)                                                return.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF Global Managed Futures Strategy    Positive total returns over time.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF High Yield (Series P)              High current income. Capital appreciation is a
                                                  secondary objective.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF Macro Opportunities (Series M)     Total return, comprised of current income and
                                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF Multi-Hedge Strategies             Long-term capital appreciation with less risk than
                                                  traditional equity funds.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF Small Cap Value (Series Q)         Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF StylePlus Large Growth (Series Y)  Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF StylePlus Mid Growth (Series J)    Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Equity              Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF U.S. Total Return Bond (Series E)  Provide total return, comprised of current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------
Guggenheim VIF World Equity Income Fund  (Series  Provide total return, comprised of capital
D)                                                appreciation and income.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Banking                                 Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Basic Materials                         Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Biotechnology                           Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Commodities Strategy                    Provide investment results that correlate to the       3:50PM
                                                  performance of the S&P GSCI(TM) Commodity Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Consumer Products                       Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Dow 2x Strategy                         Investment results that match 200% of the              3:55PM
                                                  performance of the Dow Jones Industrial Average
                                                  (DJIA) Index on a daily basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Electronics                             Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Energy                                  Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Energy Services                         Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Europe 1.25x Strategy                   Investment results that correlate to 125% of the       3:55PM
                                                  daily price movement of the Dow Jones Stoxx 50
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Financial Services                      Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Government Long Bond 1.2x Strategy      Investment results that correspond to 120% of the      3:55PM
                                                  daily price movement of the Long Treasury Bond.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Health Care                             Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Internet                                Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Dow 2x Strategy                 Investment returns that inversely correlate to 200%    3:55PM
                                                  of the daily performance of the DJIA.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Government Long Bond Strategy   Total returns that inversely correlate to the daily    3:55PM
                                                  price movement of the Long Treasury Bond.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Mid-Cap Strategy                Investment returns that inversely correlate to the     3:55PM
                                                  daily performance of the S&P MidCap 400 Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse NASDAQ-100 Strategy             Investment returns that inversely correlate to the     3:55PM
                                                  performance of the NASDAQ 100 Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Russell 2000 Strategy           Investment returns that inversely correlate to the     3:55PM
                                                  daily performance of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse S&P 500 Strategy                Investment returns that inversely correlate to the     3:55PM
                                                  daily performance of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Japan 2x Strategy                       Provide investment results that correlate, before      3:55PM
                                                  fees and expenses, to 200% of the fair value of the
                                                  Nikkei 225 Stock Average on a daily basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Leisure                                 Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Mid-Cap 1.5x Strategy                   Investment results that correlate to 150% of the       3:55PM
                                                  performance of the S&P MidCap 400(R) Index on a daily
                                                  basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF NASDAQ-100 2x Strategy                  Investment returns that correlate to 200% of the       3:55PM
                                                  performance of the NASDAQ 100 Index on a daily
                                                  basis.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
Rydex VIF NASDAQ-100 Strategy                     Investment returns that correspond to a benchmark      3:55PM
                                                  for over-the-counter securities.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Nova                                    Investment results that match the performance of a     3:55PM
                                                  specific benchmark on a daily basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Precious Metals                         Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Real Estate                             Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Retailing                               Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 1.5x Strategy              Investment results that correlate to 150% of the       3:55PM
                                                  performance of the Russell 2000 Index on a daily
                                                  basis
----------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 2x Strategy                Investment results that correlate to 200% of the       3:55PM
                                                  performance of the Russell 2000 Index on a daily
                                                  basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 2x Strategy                     Investment results that correlate to 200% of the       3:55PM
                                                  performance of the S&P 500 index on a daily basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 Pure Growth                     Investment returns that correlate to the               3:55PM
                                                  performance of the S&P 500/Citigroup Pure Growth
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 Pure Value                      Investment returns that correlate to the               3:55PM
                                                  performance of the S&P 500/Citigroup Pure Value
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P MidCap 400 Pure Growth              Investment returns that correlate to the               3:55PM
                                                  performance of the S&P 400/Citigroup Pure Growth
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P MidCap 400 Pure Value               Investment returns that correlate to the               3:55PM
                                                  performance of the S&P 400/Citigroup Pure Value
                                                  Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P SmallCap 600 Pure Growth            Investment returns that correlate to the               3:55PM
                                                  performance of the S&P SmallCap 600/Citigroup Pure
                                                  Growth Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF S&P SmallCap 600 Pure Value             Investment returns that correlate to the               3:55PM
                                                  performance of the S&P SmallCap 600/Citigroup Pure
                                                  Value Index.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Strengthening Dollar 2x Strategy        Investment results that correlate to 200% of the       3:55PM
                                                  performance of the U.S. Dollar Index on a daily
                                                  basis.
----------------------------------------------------------------------------------------------------------------
Rydex VIF Technology                              Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Telecommunications                      Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Transportation                          Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Utilities                               Capital appreciation.                                  3:50PM
----------------------------------------------------------------------------------------------------------------
Rydex VIF Weakening Dollar 2X Strategy            To match the performance of a specific benchmark on    3:55PM
                                                  a daily basis. The current benchmark is 200% of the
                                                  inverse performance of the US Dollar Index.
----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced-Risk Allocation (Series II) Total return with a low to moderate correlation to traditional financial market indices.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock (Series I)                  Capital growth and income through investments in equity
                                                  securities, including common stocks, preferred stocks and
                                                  securities convertible into common and preferred stocks.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)               Long term growth of capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series I)      Reasonable current income and long-term growth of
                                                  income and capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income (Series I)         Capital appreciation and current income.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)        Long term growth of capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)        Total return through growth of capital and current
                                                  income.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities (Series I)     Total return, comprised of current income and
                                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income (Series I)         Long term growth of capital and income.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                Total return, comprised of current income and
                                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth (Series I)      Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)      Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)              Current income as is consistent with preservation
                                                  of capital and daily liquidity.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)      Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset Strategy (Class A)            Total return.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Balanced (Class A)                  Total return through a combination of capital
                                                  appreciation and current income.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Bond (Class A)                      Current income consistent with preservation of
                                                  capital.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy (Class A)                    Capital growth and appreciation.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Bond (Class A)               A high level of current income. Capital
                                                  appreciation is a secondary objective.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Natural Resources (Class A)  Capital growth and appreciation.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP High Income (Class A)               Total return through a combination of high current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Limited Term Bond (Class A)         Current income consistent with preservation of
                                                  capital.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Mid Cap Growth (Class A)            Growth of capital.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology (Class A)    Growth of capital.
----------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Value (Class A)                     Capital appreciation.
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)              Long-term capital growth, consistent with preservation of
                                                  capital and balanced by current income.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)            Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond (Service)               Maximum total return, consistent with preservation
                                                  of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                 Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research (Institutional)       Long term growth of capital in a manner consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology (Service)           Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)            Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)              Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional) Capital appreciation.
----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity         Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity            Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Lazard Retirement Global Dynamic Multi Asset      Total return with volatility of approximately 10%
                                                  over a full market cycle.
----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity           Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class I)      Long-term capital growth with current income a
                                                  secondary consideration.
----------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income (Class I)      High level of current income, with long-term capital
                                                  appreciation as its secondary objective.
----------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)   Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
ClearBridge Variable Small Cap Growth (Class II)  Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Legg Mason BW Absolute Return Opportunities (II)  Absolute return.
----------------------------------------------------------------------------------------------------------------
Legg Mason Dynamic Multi-Strategy (Class II)      The highest total return (a combination of income and
                                                  long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
----------------------------------------------------------------------------------------------------------------
Western Asset Variable  Global High Yield Bond    To maximize total return.
(Class I)
----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture (Class VC)             High current income and the opportunity for capital
                                                  appreciation to produce a high total return.
----------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class    Current income and capital appreciation.
VC)
----------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock  (Class VC)             Growth of capital and growth of income consistent
                                                  with reasonable risk.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income  (Class VC)         Long-term growth of capital and income without excessive
                                                  fluctuations in market value.
----------------------------------------------------------------------------------------------------------------
Lord Abbett International Opportunities  (Class   Long-term capital appreciation.
VC)
----------------------------------------------------------------------------------------------------------------
MERGER FUND VL
----------------------------------------------------------------------------------------------------------------
The Merger Fund VL                                Capital growth by engaging in merger arbitrage.
----------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
Nationwide VIT Bond Index (Class Y)               To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.
----------------------------------------------------------------------------------------------------------------
Nationwide VIT International Index (Class Y)      To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
----------------------------------------------------------------------------------------------------------------
Nationwide VIT Mid Cap Index (Class Y)            Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Nationwide VIT S&P 500 Index (Class Y)            Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Nationwide VIT Small Cap Index (Class Y)          To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)    Long term growth of capital.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)     Growth of capital.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Intrinsic Value      Growth of capital.
(Class I)
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class   Highest available current income consistent with liquidity
I)                                                and low risk to principal; total return is a secondary goal.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class   Long-term growth of capital.
I)
----------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------
7Twelve Balanced Portfolio                        Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
----------------------------------------------------------------------------------------------------------------
Changing Parameters Portfolio                     Total return.
----------------------------------------------------------------------------------------------------------------
Innealta Country Rotation (Class 2)               Capital appreciation and current income, consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------
Innealta Sector Rotation (Class 2)                Capital appreciation and current income, consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced              Total return.
----------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                Total return.
----------------------------------------------------------------------------------------------------------------
Mariner Managed Futures Strategy                  Income and capital appreciation.
(Class 2)
----------------------------------------------------------------------------------------------------------------
Power Income (Class 2)                            Total return from income and capital appreciation with
                                                  capital preservation as a secondary objective.
----------------------------------------------------------------------------------------------------------------
Probabilities Fund                                Capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Aggressive Growth ETF (Class 1)              Capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Balanced ETF (Class 1)                       Income and capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 1)           Preserve capital and provide moderate income and moderate
                                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 2)           To preserve capital and provide moderate income and moderate capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Growth ETF (Class 1)                         Capital appreciation.
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 1)          Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 2)          Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 1)            Capital appreciation with less volatility than the
                                                  equity markets as a whole.
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 2)            Capital appreciation with less volatility than the
                                                  equity markets as a whole.
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 1)   Capital appreciation with less volatility than the
                                                  equity markets as a whole.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 2)   Capital appreciation with less volatility than the
                                                  equity markets as a whole.
----------------------------------------------------------------------------------------------------------------
TOPS Moderate Growth ETF (Class 1)                Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Vice Fund                                         Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA (Service)                Total return.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Diversified Alternatives (Service)    Absolute return.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA (Service)              Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income/VA (Service)  Total return.
----------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth/VA (Service)     Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street /VA (Service)             Capital appreciation.
----------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                    Maximum real return, consistent with preservation of real
                                                  capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO All Asset All Authority (Admin. Class)      Maximum real return, consistent with preservation of real
                                                  capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Commodity RealReturn Strategy (Admin.       Maximum real return, consistent with prudent
Class)                                            investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond (Admin. Class)        Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - Unhedged (Admin. Class)      Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged (Admin.     Maximum total return, consistent with preservation of capital
Class)                                            and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Global Advantage Strategy Bond (Admin.      Total return which exceeds that of its benchmarks, consistent
Class)                                            with prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged (Admin. Class)       Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Global Diversified Allocation (Admin.       To maximize risk-adjusted total return relative to a blend of
Class)                                            60% MSCI World Index/40% Barclays Capital U.S. Aggregate
                                                  Index.
----------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset (Admin. Class)           Maximum long-term absolute return, consistent with prudent management of portfolio volatility.
----------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)                   Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government (Admin. Class)    Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Low Duration (Admin. Class)                 Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)                  Maximum real return, consistent with preservation of real
                                                  capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)                   Maximum current income, consistent with preservation of
                                                  capital and daily liquidity.
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)                 Maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond (Admin. Class)           Maximum long-term return, consistent with preservation of
                                                  capital and prudent investment management.
----------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT (Class II)                       Current income.
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)          Long term capital growth.
----------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)           Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)              Current income and long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                       Reasonable income and capital growth.
----------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                 Maximize total return (income plus capital
                                                  appreciation).
----------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)              Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)           A high level of current income.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
PROFUNDS
----------------------------------------------------------------------------------------------------------------
Access VP High Yield                              Seeks to provide investment results that correspond    2:55PM
                                                  generally to the total return of the high yield
                                                  market consistent with maintaining reasonable
                                                  liquidity.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Asia 30                               Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the ProFunds
                                                  Asia 30 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Banks                                 Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Banks Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Basic Materials                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Basic Materials Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Bear                                  Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of the S&P 500.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Biotechnology                         Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Biotechnology Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Bull (Investor Class)                 Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the S&P 500.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Goods                        Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Consumer Goods Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Services                     Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Consumer Services Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Emerging Markets                      Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Bank of
                                                  New York Mellon Emerging Markets 50 ADR Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Europe 30                             Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Pro-Funds
                                                  Europe 30 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Falling US Dollar                     Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the basket of
                                                  currencies included in the U.S. Dollar Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Financials                            Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Financials Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Health Care                           Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Health Care Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Industrials                           Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the daily performance of the Dow
                                                  Jones U.S. Industrials Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP International                         Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Morgan
                                                  Stanley Capital International Europe, Australasia
                                                  and Far East (MSCI EAFE) Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Internet                              Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  Internet Composite Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Japan                                 Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Nikkei
                                                  225 Stock Average. Seeks return consistent with
                                                  investment of equities of the Index hedged to US
                                                  dollars that is not affected by currency movements
                                                  in the yen versus the US dollar.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Growth                      Seeks  investment results, before fees and             3:50PM
                                                  expenses, that correspond to the performance of the
                                                  S&P 500 Growth Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Value                       Seeks  investment results, before fees and             3:50PM
                                                  expenses, that correspond to the performance of the
                                                  S&P 500 Value Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap                               Seeks  investment results, before fees and             3:50PM
                                                  expenses, that correspond to the performance of the
                                                  S&P MidCap 400.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Growth                        Seeks  investment results, before fees and             3:50PM
                                                  expenses, that correspond to the performance of the
                                                  S&P MidCap 400 Growth Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Value                         Seeks  investment results, before fees and             3:50PM
                                                  expenses, that correspond to the performance of the
                                                  S&P MidCap 400 Value Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Money Market                          Seeks a high level of current income consistent        3:50PM
                                                  with liquidity and preservation of capital.
----------------------------------------------------------------------------------------------------------------
ProFunds VP NASDAQ-100                            Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the
                                                  NASDAQ-100 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Oil and Gas                           Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Oil and Gas Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Pharmaceuticals                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Pharmaceuticals Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Precious Metals                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  Precious Metals Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Real Estate                           Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Real Estate Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Rising Rates Opportunity              Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to one and one-quarter times the
                                                  inverse of the daily price movement of the most
                                                  recently issued 30-year U.S. Treasury Bond ("Long
                                                  Bond").
----------------------------------------------------------------------------------------------------------------
ProFunds VP Semiconductor                         Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Semiconductors Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Short Emerging Markets                Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of The Bank of New York Mellon Emerging
                                                  Markets 50 ADR Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Short International                   Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of the MSCI EAFE Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Short Mid-Cap                         Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of the S&P MidCap 400
----------------------------------------------------------------------------------------------------------------
ProFunds VP Short NASDAQ-100                      Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of the NASDAQ-100 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Short Small-Cap                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the inverse (-1x) of the daily
                                                  performance of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Small Cap                             Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Russell
                                                  2000 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Growth                      Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the S&P
                                                  SmallCap 600 Growth Index.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Value                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the S&P
                                                  SmallCap 600 Value Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Technology                            Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Technology Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Telecommunications                    Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the performance of the Dow Jones
                                                  U.S. Telecommunications Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP U.S. Government Plus                  Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to one and one-quarter times
                                                  (1.25x) the daily price movement of the most
                                                  recently issued 30-year U.S. Treasury Bond ("Long
                                                  Bond").
----------------------------------------------------------------------------------------------------------------
ProFunds VP UltraBull                             Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to twice (2x) the daily performance
                                                  of the S&P 500.
----------------------------------------------------------------------------------------------------------------
ProFunds VP UltraMid-Cap                          Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to twice (2x) the daily performance
                                                  of the S&P MidCap 400.
----------------------------------------------------------------------------------------------------------------
ProFunds VP UltraNASDAQ-100                       Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to twice (2x) the daily performance
                                                  of the NASDAQ-100 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP UltraShort NASDAQ-100                 Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to twice (2x the inverse (opposite)
                                                  of the daily performance of the NASDAQ-100 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP UltraSmall-Cap                        Seeks daily investment results, before fees and        3:50PM
                                                  expenses, that correspond to twice (2x) the daily
                                                  performance of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
ProFunds VP Utilities                             Seeks investment results, before fees and expenses,    3:50PM
                                                  that correspond to the daily performance of the Dow
                                                  Jones U.S. Utilities Index.
----------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund (Class IB)     To earn a positive total return that exceeds the return on
                                                  U.S. Treasury bills by 500 basis points (or 5.00%) on an
                                                  annualized basis over a reasonable period of time (generally at least three years or more) regardless of market
                                                  conditions.
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income (Class IB)   High current income with preservation of capital as
                                                  its secondary objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income (Class IB)           As high a level of current income as Putnam Investment
                                                  Management, LLC (Putnam Management) believes is consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income (Class IB)                Capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield (Class IB)                   High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income (Class IB)                       High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager (Class IB)                      Capital appreciation.
----------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
----------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
SEI VP Balanced Strategy                          Capital appreciation while maintaining broad equity and fixed income market participation.
----------------------------------------------------------------------------------------------------------------
SEI VP Conservative Strategy                      Manage risk of loss while providing the opportunity for
                                                  modest capital appreciation.
----------------------------------------------------------------------------------------------------------------
SEI VP Defensive Strategy                         Manage risk of loss while providing the opportunity for
                                                  limited capital appreciation.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
SEI VP Market Growth Strategy                     Capital appreciation while maintaining broad equity and fixed income market participation.
----------------------------------------------------------------------------------------------------------------
SEI VP Market Plus Strategy                       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
SEI VP Moderate Strategy                          Capital appreciation, while managing the risk of
                                                  loss.
----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth (Class II)         Long-term capital growth. Income is a secondary
                                                  objective.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                       High level of dividend income and long-term capital growth primarily through investments in stocks.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Health Sciences (Class II)          Long term capital appreciation.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (Class II)        High level income consistent with moderate
                                                  fluctuations of principle value.
----------------------------------------------------------------------------------------------------------------
THE TIMOTHY PLAN
----------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth VS               Moderate levels of long-term capital growth.
----------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth VS                  Medium to high levels of long-term capital growth.
----------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST
----------------------------------------------------------------------------------------------------------------
Third Avenue Value                                Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
TORTOISE CAPITAL ADVISORS, L.L.C
----------------------------------------------------------------------------------------------------------------
Tortoise VIP MLP & Pipeline                       Total return.
----------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST
----------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)      Long-term capital appreciation. Income is a secondary
                                                  consideration.
----------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Gold (Class S)                 Long-term capital appreciation by investing in common stocks of gold-mining companies.
----------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)    Long-term capital appreciation. Income is a
                                                  secondary consideration.
----------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial   Consistent absolute (positive) returns in various
Class)                                            market cycles.
----------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond   High total return-income plus capital appreciation.
(Initial Class)
----------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND
----------------------------------------------------------------------------------------------------------------
Vanguard Balanced                                 Long-term capital appreciation and reasonable          2:30PM
                                                  current income.
----------------------------------------------------------------------------------------------------------------
Vanguard Capital Growth                           Long-term capital appreciation.                        2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value                        Long-term capital appreciation and income.             2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard Equity Income                            An above-average level of current income and           2:30PM
                                                  reasonable long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Vanguard Equity Index                             To track the performance of a benchmark index that     2:30PM
                                                  measures the investment return of
                                                  large-capitalization stocks.
----------------------------------------------------------------------------------------------------------------
Vanguard Growth                                   Long-term capital appreciation.                        2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond                          High level of current income.                          2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard International                            Long-term capital appreciation.                        2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index                            Track the performance of a benchmark index that        2:30PM
                                                  measures the investment return of
                                                  mid-capitalization stocks.
----------------------------------------------------------------------------------------------------------------
Vanguard REIT Index                               Provide a high level of income and moderate            2:30PM
                                                  long-term capital appreciation by tracking the
                                                  performance of a benchmark index that measures the
                                                  performance of publicly traded equity REITs.
----------------------------------------------------------------------------------------------------------------
Vanguard Short-Term Investment Grade              Current income while maintaining limited price         2:30PM
                                                  volatility.
----------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth                     Long-term capital appreciation.                        2:30PM
----------------------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index                  Track the performance of a broad, market-weighted      2:30PM
                                                  bond index.
----------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index                 Track the performance of a benchmark index that        2:30PM
                                                  measures the investment return of the overall stock
                                                  market.
----------------------------------------------------------------------------------------------------------------
VIRTUS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
Virtus International                              High total return consistent with reasonable risk.
----------------------------------------------------------------------------------------------------------------
Virtus Multi-Sector Fixed Income                  Long-term total return.
----------------------------------------------------------------------------------------------------------------
Virtus Premium AlphaSector                        Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Virtus Real Estate Securities                     Capital appreciation and income with approximately
                                                  equal emphasis.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    Fund Name                               Objective                                Early Cut
                                                                                                        Off *
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)      Long term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)    Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Value (Class   Long-term capital appreciation.
2)
----------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
-------------------------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.316        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 41        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                          $21.406    $18.094    $18.149    $15.917   $10.534  $19.199    $14.378   $12.055    $10.149
Ending AUV                             $28.938    $21.406    $18.094    $18.149   $15.917  $10.534    $19.199   $14.378    $12.055

Ending number of AUs (000s)                396        260        222        109       110       65        300        11         12

Large Cap Growth Portfolio
--------------------------
Beginning AUV                          $14.695    $13.376    $13.422    $11.838    $8.022  $14.898    $12.420   $11.812    $10.165
Ending AUV                             $19.850    $14.695    $13.376    $13.422   $11.838   $8.022    $14.898   $12.420    $11.812

Ending number of AUs (000s)                169        106         75         71        93      106        110        28         23

Mid Cap Growth Portfolio
------------------------
Beginning AUV                          $13.852    $11.920    $12.996    $10.886    $7.176  $17.231    $13.097   $11.891    $10.146
Ending AUV                             $18.817    $13.852    $11.920    $12.996   $10.886   $7.176    $17.231   $13.097    $11.891

Ending number of AUs (000s)                 70         35         44         87        95       19        194        17          -

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio (inception November 16, 2012)
----------------------------------------------------------------
Beginning AUV                          $10.469    $10.020        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.718    $10.469        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 33          0        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Global Thematic Growth Portfolio (inception November 19, 2010)
--------------------------------------------------------------
Beginning AUV                           $9.065     $8.005    $10.451    $10.011       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.143     $9.065     $8.005    $10.451       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 32         32          8          0       N/A      N/A        N/A       N/A        N/A

Growth and Income Portfolio (inception May 1, 2006)
---------------------------------------------------
Beginning AUV                          $11.891    $10.118     $9.517     $8.415    $6.965  $11.726    $11.155    $9.958        N/A
Ending AUV                             $16.048    $11.891    $10.118     $9.517    $8.415   $6.965    $11.726   $11.155        N/A

Ending number of AUs (000s)                331        173         80         42        45       35         39         8        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
International Growth Portfolio (inception May 1, 2008)
------------------------------------------------------
Beginning AUV                           $8.041     $6.978     $8.312     $7.381    $5.301  $10.085        N/A       N/A        N/A
Ending AUV                              $9.113     $8.041     $6.978     $8.312    $7.381   $5.301        N/A       N/A        N/A

Ending number of AUs (000s)                150         86         77         64        46       22        N/A       N/A        N/A

International Value Portfolio (inception May 1, 2008)
-----------------------------------------------------
Beginning AUV                           $6.246     $5.470     $6.789     $6.509    $4.845  $10.080        N/A       N/A        N/A
Ending AUV                              $7.666     $6.246     $5.470     $6.789    $6.509   $4.845        N/A       N/A        N/A

Ending number of AUs (000s)                261         77         60         54        34       70        N/A       N/A        N/A

Small Mid Cap Growth Portfolio (inception May 1, 2006)
------------------------------------------------------
Beginning AUV                          $13.412    $11.321    $12.389     $9.787    $6.860  $10.677    $10.516   $10.000        N/A
Ending AUV                             $18.459    $13.412    $11.321    $12.389    $9.787   $6.860    $10.677   $10.516        N/A

Ending number of AUs (000s)                285        266        265        208       117       97         83         1        N/A

ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
-----------------------------------------------------------------------
Beginning AUV                           $9.850        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.720        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                311        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
------------------------------------------------------------------------------------
Beginning AUV                          $10.525     $9.217     $9.706     $8.425    $6.619  $10.114        N/A       N/A        N/A
Ending AUV                             $12.432    $10.525     $9.217     $9.706    $8.425   $6.619        N/A       N/A        N/A

Ending number of AUs (000s)                 45          4          1          3         3        -        N/A       N/A        N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
---------------------------------------------------------------------------
Beginning AUV                          $11.296    $10.194    $10.285     $9.214    $7.709  $10.080        N/A       N/A        N/A
Ending AUV                             $12.636    $11.296    $10.194    $10.285    $9.214   $7.709        N/A       N/A        N/A

Ending number of AUs (000s)                281        235        247        242        89       59        N/A       N/A        N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
-------------------------------------------------------------------------------
Beginning AUV                          $11.666    $11.089    $10.751    $10.106    $9.334  $10.019        N/A       N/A        N/A
Ending AUV                             $11.966    $11.666    $11.089    $10.751   $10.106   $9.334        N/A       N/A        N/A

Ending number of AUs (000s)                344        303        148        156       144       28        N/A       N/A        N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
-------------------------------------------------------------------------
Beginning AUV                          $10.847     $9.606     $9.973     $8.759    $7.027  $10.102        N/A       N/A        N/A
Ending AUV                             $12.641    $10.847     $9.606     $9.973    $8.759   $7.027        N/A       N/A        N/A

Ending number of AUs (000s)                175        151        161         75        37        1        N/A       N/A        N/A

Ibbotson Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
------------------------------------------------------------------------------------
Beginning AUV                          $11.478    $10.641    $10.527     $9.669    $8.534  $10.048        N/A       N/A        N/A
Ending AUV                             $12.320    $11.478    $10.641    $10.527    $9.669   $8.534        N/A       N/A        N/A

Ending number of AUs (000s)                153        146         61         61        26        5        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
-------------
Beginning AUV                          $14.822    $13.257    $12.586    $11.275    $9.763  $12.255    $11.678   $10.653    $10.071
Ending AUV                             $17.405    $14.822    $13.257    $12.586   $11.275   $9.763    $12.255   $11.678    $10.653

Ending number of AUs (000s)                129        133         70         78       101       77        101        39          -

VP Income & Growth Fund
------------------------
Beginning AUV                          $13.153    $11.463    $11.117     $9.739    $8.247  $12.607    $12.616   $10.775    $10.115
Ending AUV                             $17.865    $13.153    $11.463    $11.117    $9.739   $8.247    $12.607   $12.616    $10.775

Ending number of AUs (000s)                234        340         67         66        54       82         89        48         11

VP Inflation Protection Fund
----------------------------
Beginning AUV                          $15.332    $14.278    $12.777    $12.157   $11.028  $11.207    $10.234   $10.076    $10.011
Ending AUV                             $14.032    $15.332    $14.278    $12.777   $12.157  $11.028    $11.207   $10.234    $10.076

Ending number of AUs (000s)                199        428        409        334       246      123        106         8          7

VP International Fund
---------------------
Beginning AUV                          $15.333    $12.655    $14.387    $12.699    $9.494  $17.206    $14.574   $11.657    $10.142
Ending AUV                             $18.769    $15.333    $12.655    $14.387   $12.699   $9.494    $17.206   $14.574    $11.657

Ending number of AUs (000s)                 94        116         88         64        50       84        156        47          -

VP Large Company Value Fund (inception May 1, 2007)
---------------------------------------------------
Beginning AUV                           $9.300     $7.990     $7.901     $7.120    $5.931   $9.457    $10.037       N/A        N/A
Ending AUV                             $12.214     $9.300     $7.990     $7.901    $7.120   $5.931     $9.457       N/A        N/A

Ending number of AUs (000s)                 78         63         47         13        17       11          3       N/A        N/A

VP Mid Cap Value Fund (inception November 20, 2009)
---------------------------------------------------
Beginning AUV                          $14.468    $12.437    $12.524    $10.502    $9.991      N/A        N/A       N/A        N/A
Ending AUV                             $18.825    $14.468    $12.437    $12.524   $10.502      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                474        364        125         47         -      N/A        N/A       N/A        N/A

VP Ultra Fund (inception May 1, 2007)
-------------------------------------
Beginning AUV                          $12.241    $10.745    $10.632     $9.159    $6.811  $11.638    $10.019       N/A        N/A
Ending AUV                             $16.780    $12.241    $10.745    $10.632    $9.159   $6.811    $11.638       N/A        N/A

Ending number of AUs (000s)                 97         55        116         14         2       80        117       N/A        N/A

VP Value Fund
-------------
Beginning AUV                          $13.992    $12.212    $12.090    $10.659    $8.893  $12.144    $12.802   $10.789    $10.145
Ending AUV                             $18.431    $13.992    $12.212    $12.090   $10.659   $8.893    $12.144   $12.802    $10.789

Ending number of AUs (000s)                266        187        195        181       149      107        101        96         15

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund (inception November 15, 2013)
---------------------------------------------------
Beginning AUV                          $10.036        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.237        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 14        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES: (continued)
Blue Chip Income and Growth Fund (inception November 15, 2013)
--------------------------------------------------------------
Beginning AUV                          $10.023        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.388        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 10        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Bond Fund (inception November 15, 2013)
---------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.924        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  7        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Global Bond Fund (inception November 15, 2013)
----------------------------------------------
Beginning AUV                          $10.008        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.992        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Growth Fund (inception November 15, 2013)
-----------------------------------------
Beginning AUV                          $10.057        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.405        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 10        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Growth-Income Fund (inception November 15, 2013)
------------------------------------------------
Beginning AUV                          $10.043        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.433        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 10        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

High-Income Bond Fund (inception November 15, 2013)
---------------------------------------------------
Beginning AUV                          $10.009        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.109        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  9        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

International Fund (inception November 15, 2013)
------------------------------------------------
Beginning AUV                          $10.079        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.531        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 17        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Managed Risk Asset Allocation Fund (inception November 15, 2013)
----------------------------------------------------------------
Beginning AUV                          $10.034        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.225        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 15        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Managed Risk Blue Chip Income and Growth Fund (inception November 15, 2013)
---------------------------------------------------------------------------
Beginning AUV                          $10.028        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.365        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  2        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES: (continued)
Managed Risk Growth Fund (inception November 15, 2013)
------------------------------------------------------
Beginning AUV                          $10.054        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.374        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Managed Risk Growth-Income Fund (inception November 15, 2013)
-------------------------------------------------------------
Beginning AUV                          $10.045        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.407        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  4        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Managed Risk International Fund (inception November 15, 2013)
-------------------------------------------------------------
Beginning AUV                          $10.058        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.470        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Mortgage Fund (inception November 15, 2013)
-------------------------------------------
Beginning AUV                          $10.010        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.897        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Capital Appreciation V.I. Fund (inception November 18, 2011)
------------------------------------------------------------
Beginning AUV                          $11.416    $10.052     $9.949        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.228    $11.416    $10.052        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 13          6          -        N/A       N/A      N/A        N/A       N/A        N/A

Equity Dividend V.I. Fund (inception November 18, 2011)
-------------------------------------------------------
Beginning AUV                          $11.700    $10.456    $10.013        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.522    $11.700    $10.456        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                282        240         43        N/A       N/A      N/A        N/A       N/A        N/A

Global Allocation V.I. Fund (inception November 18, 2011)
---------------------------------------------------------
Beginning AUV                          $10.990     $9.994     $9.986        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.574    $10.990     $9.994        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                736        247         21        N/A       N/A      N/A        N/A       N/A        N/A

High Yield V.I. Fund (inception February 3, 2012)
-------------------------------------------------
Beginning AUV                          $11.113    $10.042        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.119    $11.113        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,412      1,341        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Large Cap Core V.I. Fund (inception November 18, 2011)
------------------------------------------------------
Beginning AUV                          $11.620    $10.338     $9.991        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.478    $11.620    $10.338        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 12          4          -        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
Large Cap Growth V.I. Fund (inception November 18, 2011)
--------------------------------------------------------
Beginning AUV                          $11.812    $10.288     $9.972        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.779    $11.812    $10.288        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 28         16          -        N/A       N/A      N/A        N/A       N/A        N/A

Large Cap Value V.I. Fund (inception November 18, 2011)
-------------------------------------------------------
Beginning AUV                          $11.845    $10.459    $10.033        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.773    $11.845    $10.459        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 20          5          -        N/A       N/A      N/A        N/A       N/A        N/A

Total Return V.I. Fund (inception November 18, 2011)
----------------------------------------------------
Beginning AUV                          $10.507    $10.000     $9.983        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.369    $10.507    $10.000        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                266         33          -        N/A       N/A      N/A        N/A       N/A        N/A

U.S. Government Bond V.I. Fund (inception February 3, 2012)
-----------------------------------------------------------
Beginning AUV                          $10.119     $9.963        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.789    $10.119        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 11          3        N/A        N/A       N/A      N/A        N/A       N/A        N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
-----------------------------------------------------------
Beginning AUV                          $10.873     $9.174    $10.009        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.014    $10.873     $9.174        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                118        162        125        N/A       N/A      N/A        N/A       N/A        N/A

Select Smaller-Cap Value Portfolio (inception March 14, 2011)
-------------------------------------------------------------
Beginning AUV                          $10.393     $8.814     $9.916        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.439    $10.393     $8.814        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                215         47          9        N/A       N/A      N/A        N/A       N/A        N/A

Seligman Global Technology Portfolio II
---------------------------------------
Beginning AUV                          $18.273    $17.073    $18.174    $15.792    $9.740  $16.338    $14.172   $12.041    $10.134
Ending AUV                             $22.929    $18.273    $17.073    $18.174   $15.792   $9.740    $16.338   $14.172    $12.041

Ending number of AUs (000s)                178        137         52         40        40        8         18         6          -

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
-----------------------------------------------------------
Beginning AUV                           $9.004     $9.196    $10.528     $9.025    $7.554  $11.396     $9.713   $10.138        N/A
Ending AUV                              $8.079     $9.004     $9.196    $10.528    $9.025   $7.554    $11.396    $9.713        N/A

Ending number of AUs (000s)                372        240         77         45        45       30         23         2        N/A

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception December 30, 2013)
------------------------------------------------------
Beginning AUV                           $9.981        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP, INC: (continued)
VA International Small Portfolio (inception December 30, 2013)
--------------------------------------------------------------
Beginning AUV                          $10.045        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.052        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

VA International Value Portfolio (inception December 30, 2013)
--------------------------------------------------------------
Beginning AUV                          $10.009        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.023        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

VA Short-Term Fixed Portfolio (inception December 30, 2013)
-----------------------------------------------------------
Beginning AUV                           $9.981        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.962        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

VA U.S. Large Value Portfolio (inception December 30, 2013)
-----------------------------------------------------------
Beginning AUV                           $9.948        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.994        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

VA U.S. Targeted Value Portfolio (inception December 30, 2013)
--------------------------------------------------------------
Beginning AUV                           $9.955        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.988        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
------------------------
Beginning AUV                          $12.861    $11.785    $11.230    $10.798    $9.833  $10.923    $11.120   $10.470    $10.072
Ending AUV                             $13.369    $12.861    $11.785    $11.230   $10.798   $9.833    $10.923   $11.120    $10.470

Ending number of AUs (000s)              1,826        261        390         14       297    1,119        284        96          9

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
-------------------------------
Beginning AUV                          $16.508    $14.263    $14.183    $11.272    $9.015  $13.049    $13.135   $11.481    $10.172
Ending AUV                             $23.228    $16.508    $14.263    $14.183   $11.272   $9.015    $13.049   $13.135    $11.481

Ending number of AUs (000s)                438        165        126         98       104      134        158        66          7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
--------------------------------------------------
Beginning AUV                          $14.645    $13.078    $12.962    $11.289    $8.440  $12.871    $11.941   $10.935    $10.101
Ending AUV                             $19.674    $14.645    $13.078    $12.962   $11.289   $8.440    $12.871   $11.941    $10.935

Ending number of AUs (000s)                 41         12         21          3        10        8          3         -          -

DREYFUS STOCK INDEX FUND (inception December 30, 2013)
------------------------------------------------------
Beginning AUV                           $9.969        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.999        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                          $11.504    $10.210    $12.525    $11.991    $9.155  $14.606    $14.024   $11.439    $10.118
Ending AUV                             $14.149    $11.504    $10.210    $12.525   $11.991   $9.155    $14.606   $14.024    $11.439

Ending number of AUs (000s)                240        257        239        288       253      283        384       157         19

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
-------------------------------------------------
Beginning AUV                          $11.448    $10.673    $10.407    $10.001       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.885    $11.448    $10.673    $10.407       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              3,160      1,240        749        281       N/A      N/A        N/A       N/A        N/A

Large-Cap Value Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $11.744    $10.201    $10.849    $10.129       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.119    $11.744    $10.201    $10.849       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 42         43         22         26       N/A      N/A        N/A       N/A        N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
------------------------
Beginning AUV                          $18.970    $16.539    $15.727    $13.708    $8.968  $12.118    $11.716   $10.574    $10.014
Ending AUV                             $20.296    $18.970    $16.539    $15.727   $13.708   $8.968    $12.118   $11.716    $10.574

Ending number of AUs (000s)                508        614        122        174       600      155        120        96         12

Kaufmann Fund II (inception November 1, 2006)
---------------------------------------------
Beginning AUV                          $11.368     $9.715    $11.230     $9.537    $7.387  $12.717    $10.542    $9.935        N/A
Ending AUV                             $15.878    $11.368     $9.715    $11.230    $9.537   $7.387    $12.717   $10.542        N/A

Ending number of AUs (000s)                 52         36         44         49        68       97         37         -        N/A

Managed Tail Risk Fund II (inception November 15, 2013)
-------------------------------------------------------
Beginning AUV                          $10.029        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.143        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Managed Volatility Fund II
--------------------------
Beginning AUV                          $17.628    $15.524    $14.817    $13.219   $10.305  $12.943    $12.441   $10.758    $10.072
Ending AUV                             $21.460    $17.628    $15.524    $14.817   $13.219  $10.305    $12.943   $12.441    $10.758

Ending number of AUs (000s)                519        171         63         34        38       30         59        43          -

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
------------------------------------------------
Beginning AUV                          $11.627    $10.126    $10.529    $10.027       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.869    $11.627    $10.126    $10.529       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                266         80         18          4       N/A      N/A        N/A       N/A        N/A

Contrafund Portfolio (inception November 19, 2010)
--------------------------------------------------
Beginning AUV                          $12.016    $10.346    $10.643    $10.040       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.736    $12.016    $10.346    $10.643       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                891        420        183         37       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Disciplined Small Cap Portfolio (inception November 19, 2010)
-------------------------------------------------------------
Beginning AUV                          $12.675    $10.690    $10.862    $10.029       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.486    $12.675    $10.690    $10.862       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 28         17         25          8       N/A      N/A        N/A       N/A        N/A

Equity-Income Portfolio (inception November 19, 2010)
-----------------------------------------------------
Beginning AUV                          $12.554    $10.725    $10.655    $10.017       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.047    $12.554    $10.725    $10.655       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                153         68         25          -       N/A      N/A        N/A       N/A        N/A

Growth Portfolio (inception November 19, 2010)
----------------------------------------------
Beginning AUV                          $12.179    $10.646    $10.650    $10.040       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.564    $12.179    $10.646    $10.650       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                166         97         41         26       N/A      N/A        N/A       N/A        N/A

Growth & Income Portfolio (inception November 19, 2010)
-------------------------------------------------------
Beginning AUV                          $12.697    $10.738    $10.594    $10.034       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.919    $12.697    $10.738    $10.594       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 79         58          4          -       N/A      N/A        N/A       N/A        N/A

Growth Opportunities Portfolio (inception November 19, 2010)
------------------------------------------------------------
Beginning AUV                          $13.016    $10.909    $10.698    $10.114       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.903    $13.016    $10.909    $10.698       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 74         47          1          -       N/A      N/A        N/A       N/A        N/A

High Income Portfolio (inception November 19, 2010)
---------------------------------------------------
Beginning AUV                          $11.898    $10.439    $10.065     $9.983       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.576    $11.898    $10.439    $10.065       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                469        751        441        295       N/A      N/A        N/A       N/A        N/A

International Capital Appreciation Portfolio (inception November 19, 2010)
--------------------------------------------------------------------------
Beginning AUV                          $11.262     $8.975    $10.285    $10.021       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.678    $11.262     $8.975    $10.285       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                174        130         18          6       N/A      N/A        N/A       N/A        N/A

Investment Grade Bond Portfolio (inception November 19, 2010)
-------------------------------------------------------------
Beginning AUV                          $11.248    $10.651     $9.951    $10.008       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.015    $11.248    $10.651     $9.951       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                133        545        312          -       N/A      N/A        N/A       N/A        N/A

Mid Cap Portfolio (inception November 19, 2010)
-----------------------------------------------
Beginning AUV                          $10.557     $9.215    $10.337    $10.019       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.344    $10.557     $9.215    $10.337       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                187         90         57         28       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Overseas Portfolio (inception November 19, 2010)
------------------------------------------------
Beginning AUV                          $10.164     $8.444    $10.215    $10.024       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.230    $10.164     $8.444    $10.215       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                272         55         41         10       N/A      N/A        N/A       N/A        N/A

Real Estate Portfolio (inception November 19, 2010)
---------------------------------------------------
Beginning AUV                          $13.547    $11.452    $10.625    $10.053       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.766    $13.547    $11.452    $10.625       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                332        222        187         26       N/A      N/A        N/A       N/A        N/A

Strategic Income Portfolio (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                          $11.493    $10.427     $9.982     $9.992       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.497    $11.493    $10.427     $9.982       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                768        568        648         18       N/A      N/A        N/A       N/A        N/A

Target Volatility Portfolio (inception May 1, 2013)
---------------------------------------------------
Beginning AUV                           $9.933        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 11        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Value Portfolio (inception November 19, 2010)
---------------------------------------------
Beginning AUV                          $12.495    $10.365    $10.650    $10.029       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.516    $12.495    $10.365    $10.650       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 68         15          2          -       N/A      N/A        N/A       N/A        N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
----------------------------------------------------
Beginning AUV                          $16.137    $14.053    $14.997    $12.585   $10.465   $9.782        N/A       N/A        N/A
Ending AUV                             $18.274    $16.137    $14.053    $14.997   $12.585  $10.465        N/A       N/A        N/A

Ending number of AUs (000s)                949        662        526        385       238       27        N/A       N/A        N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
--------------------------------------------------------
Beginning AUV                          $17.268    $13.553    $14.365    $11.875    $9.972   $9.352        N/A       N/A        N/A
Ending AUV                             $17.668    $17.268    $13.553    $14.365   $11.875   $9.972        N/A       N/A        N/A

Ending number of AUs (000s)                149        116         86         55        48        -        N/A       N/A        N/A

High Income II Fund (inception November 14, 2008)
-------------------------------------------------
Beginning AUV                          $19.443    $16.825    $16.091    $14.208    $9.957   $9.892        N/A       N/A        N/A
Ending AUV                             $20.965    $19.443    $16.825    $16.091   $14.208   $9.957        N/A       N/A        N/A

Ending number of AUs (000s)                446        262         79         90       726       24        N/A       N/A        N/A

Income II Fund (inception November 14, 2008)
--------------------------------------------
Beginning AUV                          $17.746    $15.753    $15.386    $13.656   $10.071   $9.831        N/A       N/A        N/A
Ending AUV                             $20.220    $17.746    $15.753    $15.386   $13.656  $10.071        N/A       N/A        N/A

Ending number of AUs (000s)                683        438        323        454       628        -        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Mutual Shares II Fund (inception November 14, 2008)
---------------------------------------------------
Beginning AUV                          $15.659    $13.707    $13.851    $12.457    $9.883   $9.690        N/A       N/A        N/A
Ending AUV                             $20.085    $15.659    $13.707    $13.851   $12.457   $9.883        N/A       N/A        N/A

Ending number of AUs (000s)                204        170        161        117        71        -        N/A       N/A        N/A

Strategic Income II Fund (inception November 14, 2008)
------------------------------------------------------
Beginning AUV                          $16.609    $14.731    $14.361    $12.948   $10.296  $10.000        N/A       N/A        N/A
Ending AUV                             $17.160    $16.609    $14.731    $14.361   $12.948  $10.296        N/A       N/A        N/A

Ending number of AUs (000s)                719        377        189        216       135        4        N/A       N/A        N/A

Templeton Global Bond II Fund (inception November 14, 2008)
-----------------------------------------------------------
Beginning AUV                          $16.642    $14.463    $14.590    $12.748   $10.741  $10.063        N/A       N/A        N/A
Ending AUV                             $16.913    $16.642    $14.463    $14.590   $12.748  $10.741        N/A       N/A        N/A

Ending number of AUs (000s)              2,244      1,282        902        544       250       18        N/A       N/A        N/A

U.S. Government Securities II Fund (inception November 14, 2008)
----------------------------------------------------------------
Beginning AUV                          $12.155    $11.930    $11.289    $10.722   $10.400  $10.008        N/A       N/A        N/A
Ending AUV                             $11.883    $12.155    $11.930    $11.289   $10.722  $10.400        N/A       N/A        N/A

Ending number of AUs (000s)                340        732        495        152       122        7        N/A       N/A        N/A

GOLDMAN SACHS
Global Markets Navigator Fund (inception November 15, 2013)
-----------------------------------------------------------
Beginning AUV                          $10.043        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.213        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Amerigo Fund
----------------------------
Beginning AUV                          $13.941    $12.261    $13.226    $11.488    $8.241  $14.480    $12.727   $11.329    $10.135
Ending AUV                             $17.208    $13.941    $12.261    $13.226   $11.488   $8.241    $14.480   $12.727    $11.329

Ending number of AUs (000s)                111         97        287        362       377      411        395       164         61

CLS AdvisorOne Clermont Fund
----------------------------
Beginning AUV                          $12.825    $11.576    $11.609    $10.460    $8.533  $12.202    $11.487   $10.600    $10.057
Ending AUV                             $14.129    $12.825    $11.576    $11.609   $10.460   $8.533    $12.202   $11.487    $10.600

Ending number of AUs (000s)                 86         56        153        170       193      220        120        51         13

CLS AdvisorOne Select Allocation Fund (inception November 19, 2010)
-------------------------------------------------------------------
Beginning AUV                          $11.141     $9.910    $10.346    $10.017       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.230    $11.141     $9.910    $10.346       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1          1          -          -       N/A      N/A        N/A       N/A        N/A

Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
----------------------------------------------------------------
Beginning AUV                           $9.996        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.248        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,498        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Global Managed Futures Strategy Fund (inception November 14, 2008)
------------------------------------------------------------------
Beginning AUV                           $7.228     $8.140     $8.909     $9.235    $9.622   $9.996        N/A       N/A        N/A
Ending AUV                              $7.415     $7.228     $8.140     $8.909    $9.235   $9.622        N/A       N/A        N/A

Ending number of AUs (000s)                257        211        216        149       234      226        N/A       N/A        N/A

High Yield Fund (Series P) (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                          $11.648    $10.140    $10.144    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.508    $11.648    $10.140    $10.144       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                578        434         32         39       N/A      N/A        N/A       N/A        N/A

Long Short Equity Fund
----------------------
Beginning AUV                          $13.349    $12.783    $13.680    $12.302    $9.664  $16.306    $13.285   $11.927    $10.150
Ending AUV                             $15.679    $13.349    $12.783    $13.680   $12.302   $9.664    $16.306   $13.285    $11.927

Ending number of AUs (000s)                 13         15         21         36        45       45         82        19          4

Macro Opportunities Fund (Series M) (inception May 1, 2013)
-----------------------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.096        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 91        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Multi-Hedge Strategies Fund (inception February 3, 2006)
--------------------------------------------------------
Beginning AUV                           $9.556     $9.348     $9.042     $8.516    $8.805  $10.832    $10.432    $9.996        N/A
Ending AUV                              $9.714     $9.556     $9.348     $9.042    $8.516   $8.805    $10.832   $10.432        N/A

Ending number of AUs (000s)                384        294        136         75       146      143        123        33        N/A

Rydex Banking Fund
------------------
Beginning AUV                           $5.369     $4.322     $5.558     $4.917    $5.091   $8.653    $11.867   $10.667    $10.203
Ending AUV                              $6.936     $5.369     $4.322     $5.558    $4.917   $5.091     $8.653   $11.867    $10.667

Ending number of AUs (000s)                231        438        126        197        63      121          6        18          1

Rydex Basic Materials Fund
--------------------------
Beginning AUV                          $18.255    $16.487    $19.736    $15.580   $10.022  $18.354    $13.701   $11.203    $10.195
Ending AUV                             $18.483    $18.255    $16.487    $19.736   $15.580  $10.022    $18.354   $13.701    $11.203

Ending number of AUs (000s)                 29        107         23        158        83       46         94        11          5

Rydex Biotechnology Fund
------------------------
Beginning AUV                          $21.497    $15.808    $14.295    $12.913   $10.912  $12.368    $11.846   $12.253    $10.109
Ending AUV                             $33.148    $21.497    $15.808    $14.295   $12.913  $10.912    $12.368   $11.846    $12.253

Ending number of AUs (000s)                107         73         59         90        44       66         16         3          4

Rydex Commodities Strategy Fund (inception October 21, 2005)
------------------------------------------------------------
Beginning AUV                           $5.879     $5.963     $6.387     $5.912    $5.300  $10.396     $7.935    $9.662    $10.048
Ending AUV                              $5.690     $5.879     $5.963     $6.387    $5.912   $5.300    $10.396    $7.935     $9.662

Ending number of AUs (000s)                226         24        187        121        52        8         37         9          -

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Consumer Products Fund
----------------------------
Beginning AUV                          $17.553    $16.097    $14.149    $12.064   $10.128  $13.220    $11.902   $10.136    $10.074
Ending AUV                             $22.512    $17.553    $16.097    $14.149   $12.064  $10.128    $13.220   $11.902    $10.136

Ending number of AUs (000s)                 48         82        273         73        47       37         69        26          -

Rydex Dow 2X Strategy Fund
--------------------------
Beginning AUV                          $12.671    $10.817     $9.915     $7.959    $5.815  $15.188    $14.043   $10.758    $10.246
Ending AUV                             $20.616    $12.671    $10.817     $9.915    $7.959   $5.815    $15.188   $14.043    $10.758

Ending number of AUs (000s)                117        780        147         48        77       42         28        25          1

Rydex Electronics Fund
----------------------
Beginning AUV                           $9.649     $9.548    $11.433    $10.436    $6.073  $12.173    $12.484   $12.182    $10.223
Ending AUV                             $13.031     $9.649     $9.548    $11.433   $10.436   $6.073    $12.173   $12.484    $12.182

Ending number of AUs (000s)                 11         56          1         65        37        7         31         -          2

Rydex Energy Fund
-----------------
Beginning AUV                          $16.391    $16.007    $17.001    $14.280   $10.310  $19.106    $14.342   $12.814    $10.134
Ending AUV                             $20.238    $16.391    $16.007    $17.001   $14.280  $10.310    $19.106   $14.342    $12.814

Ending number of AUs (000s)                 63         41         68        127        51      106        114        40          -

Rydex Energy Services Fund
--------------------------
Beginning AUV                          $17.123    $17.054    $18.801    $14.916    $9.183  $21.660    $15.799   $14.236    $10.193
Ending AUV                             $21.213    $17.123    $17.054    $18.801   $14.916   $9.183    $21.660   $15.799    $14.236

Ending number of AUs (000s)                 43         42         43        168        84       53        102        17         22

Rydex Europe 1.25X Strategy Fund
--------------------------------
Beginning AUV                           $9.061     $7.448     $8.776     $9.836    $7.251  $16.063    $14.207   $10.970    $10.187
Ending AUV                             $11.226     $9.061     $7.448     $8.776    $9.836   $7.251    $16.063   $14.207    $10.970

Ending number of AUs (000s)                120        104          8         29        51       40         56        28          1

Rydex Financial Services Fund
-----------------------------
Beginning AUV                           $7.920     $6.455     $7.588     $6.635    $5.544  $10.669    $13.140   $11.257    $10.186
Ending AUV                             $10.102     $7.920     $6.455     $7.588    $6.635   $5.544    $10.669   $13.140    $11.257

Ending number of AUs (000s)                 68        344         72        100        15      129         14         7          -

Rydex Government Long Bond 1.2X Strategy Fund
---------------------------------------------
Beginning AUV                          $17.014    $16.516    $11.671    $10.596   $15.478  $10.684     $9.734   $10.050     $9.818
Ending AUV                             $13.909    $17.014    $16.516    $11.671   $10.596  $15.478    $10.684    $9.734    $10.050

Ending number of AUs (000s)                 96        127        470         35        55       88         42        14         17

Rydex Health Care Fund
----------------------
Beginning AUV                          $14.920    $12.734    $12.164    $11.393    $9.140  $12.164    $11.472   $10.914    $10.093
Ending AUV                             $21.158    $14.920    $12.734    $12.164   $11.393   $9.140    $12.164   $11.472    $10.914

Ending number of AUs (000s)                108         65        112         62        86       73         51        13          2

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Internet Fund
-------------------
Beginning AUV                          $16.937    $14.194    $16.115    $13.343    $8.045  $14.594    $13.221   $12.052    $10.316
Ending AUV                             $25.613    $16.937    $14.194    $16.115   $13.343   $8.045    $14.594   $13.221    $12.052

Ending number of AUs (000s)                103         28         23        101        42        6         33         3          1

Rydex Inverse Dow 2X Strategy Fund
----------------------------------
Beginning AUV                           $2.313     $2.982     $4.089     $5.866   $10.598   $6.589     $7.240    $9.255     $9.756
Ending AUV                              $1.298     $2.313     $2.982     $4.089    $5.866  $10.598     $6.589    $7.240     $9.255

Ending number of AUs (000s)                115         24         71        373       171       47        159        16          -

Rydex Inverse Government Long Bond Strategy Fund
------------------------------------------------
Beginning AUV                           $4.904     $5.228     $7.515     $8.619    $7.218  $10.343    $10.831   $10.019    $10.154
Ending AUV                              $5.653     $4.904     $5.228     $7.515    $8.619   $7.218    $10.343   $10.831    $10.019

Ending number of AUs (000s)                613        245         40        119       656       67          6        15         30

Rydex Inverse Mid-Cap Strategy Fund
-----------------------------------
Beginning AUV                           $4.079     $4.996     $5.392     $7.217   $11.151   $8.296     $8.464    $8.800     $9.867
Ending AUV                              $2.955     $4.079     $4.996     $5.392    $7.217  $11.151     $8.296    $8.464     $8.800

Ending number of AUs (000s)                  6          8          9          6         2        9         14         5          -

Rydex Inverse NASDAQ-100(R) Strategy Fund
-----------------------------------------
Beginning AUV                           $3.976     $4.887     $5.434     $6.902   $11.518   $7.782     $8.771    $8.896     $9.835
Ending AUV                              $2.821     $3.976     $4.887     $5.434    $6.902  $11.518     $7.782    $8.771     $8.896

Ending number of AUs (000s)                 48        195        138         66        72       14         41        37         25

Rydex Inverse Russell 2000(R) Strategy Fund
-------------------------------------------
Beginning AUV                           $3.712     $4.536     $4.910     $6.784   $10.103   $8.103     $7.690    $8.734     $9.819
Ending AUV                              $2.567     $3.712     $4.536     $4.910    $6.784  $10.103     $8.103    $7.690     $8.734

Ending number of AUs (000s)                 41         27        211         31        78       36         39        25         14

Rydex Inverse S&P 500 Strategy Fund
-----------------------------------
Beginning AUV                           $5.596     $6.740     $7.410     $8.924   $12.317   $8.845     $8.773    $9.484     $9.890
Ending AUV                              $4.112     $5.596     $6.740     $7.410    $8.924  $12.317     $8.845    $8.773     $9.484

Ending number of AUs (000s)                233        101         45         86       106       72         47         3         10

Rydex Japan 2X Strategy Fund
-----------------------------
Beginning AUV                          $10.321     $8.594    $12.094    $10.451    $8.450  $12.607    $14.202   $13.508    $10.178
Ending AUV                             $16.101    $10.321     $8.594    $12.094   $10.451   $8.450    $12.607   $14.202    $13.508

Ending number of AUs (000s)                 28         39          2         47        16       32          9        21         14

Rydex Leisure Fund
------------------
Beginning AUV                          $13.806    $11.380    $11.107     $8.522    $6.233  $12.243    $12.562   $10.174    $10.173
Ending AUV                             $19.661    $13.806    $11.380    $11.107    $8.522   $6.233    $12.243   $12.562    $10.174

Ending number of AUs (000s)                194         49         48         31         7       11          5        38          -

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Mid Cap 1.5X Strategy Fund
--------------------------------
Beginning AUV                          $15.265    $12.278    $13.286     $9.659    $6.338  $14.033    $13.546   $12.263    $10.203
Ending AUV                             $22.932    $15.265    $12.278    $13.286    $9.659   $6.338    $14.033   $13.546    $12.263

Ending number of AUs (000s)                190         49         20        120        60       70         35       134          3

Rydex NASDAQ-100(R) Fund
----------------------
Beginning AUV                          $17.876    $15.309    $14.984    $12.646    $8.320  $14.323    $12.156   $11.493    $10.174
Ending AUV                             $24.064    $17.876    $15.309    $14.984   $12.646   $8.320    $14.323   $12.156    $11.493

Ending number of AUs (000s)                254        100        177        153       176       33         55         4        344

Rydex NASDAQ-100(R) 2X Strategy Fund
------------------------------------
Beginning AUV                          $18.679    $13.927    $14.022    $10.242    $4.703  $17.161    $13.386   $12.765    $10.336
Ending AUV                             $33.663    $18.679    $13.927    $14.022   $10.242   $4.703    $17.161   $13.386    $12.765

Ending number of AUs (000s)                200         43        149        237       310      607        172        88         48

Rydex Nova Fund
---------------
Beginning AUV                          $11.997     $9.814     $9.930     $8.277    $6.108  $13.417    $13.268   $11.124    $10.181
Ending AUV                             $17.874    $11.997     $9.814     $9.930    $8.277   $6.108    $13.417   $13.268    $11.124

Ending number of AUs (000s)                542        179        194        257       180       48         52        53          4

Rydex Precious Metals Fund
--------------------------
Beginning AUV                          $19.451    $20.282    $26.742    $19.368   $12.978  $21.124    $17.669   $14.551    $10.267
Ending AUV                             $10.484    $19.451    $20.282    $26.742   $19.368  $12.978    $21.124   $17.669    $14.551

Ending number of AUs (000s)                151        240        199        236       171      186        124        81         20

Rydex Real Estate Fund
----------------------
Beginning AUV                          $13.062    $11.037    $10.793     $8.644    $6.900  $11.823    $14.618   $11.182    $10.091
Ending AUV                             $13.577    $13.062    $11.037    $10.793    $8.644   $6.900    $11.823   $14.618    $11.182

Ending number of AUs (000s)                 93        129        143        255        98       65         15        26          1

Rydex Retailing Fund
--------------------
Beginning AUV                          $15.793    $13.525    $12.844    $10.264    $7.117  $10.614    $12.144   $11.032    $10.137
Ending AUV                             $21.446    $15.793    $13.525    $12.844   $10.264   $7.117    $10.614   $12.144    $11.032

Ending number of AUs (000s)                 94         35         71         11         1        7          2         3          -

Rydex Russell 2000(R) 1.5X Strategy Fund
----------------------------------------
Beginning AUV                          $13.160    $10.778    $12.273     $8.903    $6.678  $13.732    $14.724   $12.184    $10.286
Ending AUV                             $20.866    $13.160    $10.778    $12.273    $8.903   $6.678    $13.732   $14.724    $12.184

Ending number of AUs (000s)                 95         22         48        132         7       82          6       320          -

Rydex Russell 2000(R) 2X Strategy Fund (inception November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                           $6.446     $4.990     $6.189     $4.174    $3.074   $9.089    $10.398    $9.620        N/A
Ending AUV                             $11.972     $6.446     $4.990     $6.189    $4.174   $3.074     $9.089   $10.398        N/A

Ending number of AUs (000s)                 70         85         49        162       134      224         69         -        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex S&P 500 2X Strategy Fund
------------------------------
Beginning AUV                          $10.318     $7.975     $8.303     $6.617    $4.521  $14.120    $14.034   $11.345    $10.238
Ending AUV                             $17.408    $10.318     $7.975     $8.303    $6.617   $4.521    $14.120   $14.034    $11.345

Ending number of AUs (000s)                 94         55        564        126       807      152         80        70          8

Rydex S&P 500 Pure Growth Fund
------------------------------
Beginning AUV                          $14.538    $12.830    $12.971    $10.374    $7.046  $11.709    $11.161   $10.589    $10.097
Ending AUV                             $20.544    $14.538    $12.830    $12.971   $10.374   $7.046    $11.709   $11.161    $10.589

Ending number of AUs (000s)                172        134        231        190       174      205         51        18          3

Rydex S&P 500 Pure Value Fund
-----------------------------
Beginning AUV                          $13.473    $11.023    $11.383     $9.461    $6.255  $12.182    $12.873   $10.941    $10.156
Ending AUV                             $19.571    $13.473    $11.023    $11.383    $9.461   $6.255    $12.182   $12.873    $10.941

Ending number of AUs (000s)                403        163         59        202       203       49         18        40          7

Rydex S&P 500 MidCap 400 Pure Growth Fund
-----------------------------------------
Beginning AUV                          $19.964    $17.202    $17.316    $13.061    $8.329  $13.044    $12.027   $11.662    $10.127
Ending AUV                             $26.762    $19.964    $17.202    $17.316   $13.061   $8.329    $13.044   $12.027    $11.662

Ending number of AUs (000s)                132         67        159        374       148       45         89         9         19

Rydex S&P 500 MidCap 400 Pure Value Fund
----------------------------------------
Beginning AUV                          $14.481    $12.379    $13.332    $11.098    $7.148  $12.681    $13.326   $11.383    $10.144
Ending AUV                             $19.666    $14.481    $12.379    $13.332   $11.098   $7.148    $12.681   $13.326    $11.383

Ending number of AUs (000s)                 45         68         42        110       147       43         24        48         15

Rydex S&P 500 SmallCap 600 Pure Growth Fund
--------------------------------------------
Beginning AUV                          $15.480    $13.995    $13.520    $10.781    $8.048  $12.252    $12.266   $11.386    $10.154
Ending AUV                             $21.874    $15.480    $13.995    $13.520   $10.781   $8.048    $12.252   $12.266    $11.386

Ending number of AUs (000s)                198         40        252        190       249      259         60        21          2

Rydex S&P 500 SmallCap 600 Pure Value Fund
------------------------------------------
Beginning AUV                          $13.348    $11.088    $12.245     $9.788    $6.032  $10.675    $13.404   $11.245    $10.188
Ending AUV                             $19.065    $13.348    $11.088    $12.245    $9.788   $6.032    $10.675   $13.404    $11.245

Ending number of AUs (000s)                198         98         62        157       127       98         42        52          2

Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
------------------------------------------------------------------------
Beginning AUV                           $6.292     $6.713     $7.012     $7.343    $8.725   $8.265     $9.275   $10.378    $10.121
Ending AUV                              $6.105     $6.292     $6.713     $7.012    $7.343   $8.725     $8.265    $9.275    $10.378

Ending number of AUs (000s)                 55         51        474        132        49       89         34         -          -

Rydex Technology Fund
---------------------
Beginning AUV                          $13.142    $11.735    $12.924    $11.536    $7.414  $13.581    $12.304   $11.619    $10.109
Ending AUV                             $17.793    $13.142    $11.735    $12.924   $11.536   $7.414    $13.581   $12.304    $11.619

Ending number of AUs (000s)                210         74         50         71        53       40         16         3          -

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Telecommunications Fund
-----------------------------
Beginning AUV                          $10.752    $10.254    $11.979    $10.461    $8.129  $14.872    $13.616   $11.393    $10.137
Ending AUV                             $12.630    $10.752    $10.254    $11.979   $10.461   $8.129    $14.872   $13.616    $11.393

Ending number of AUs (000s)                  6         38         18         63         8       11         25         1          -

Rydex Transportation Fund
-------------------------
Beginning AUV                          $13.903    $11.823    $13.302    $10.716    $9.129  $12.214    $13.386   $12.465    $10.197
Ending AUV                             $20.942    $13.903    $11.823    $13.302   $10.716   $9.129    $12.214   $13.386    $12.465

Ending number of AUs (000s)                178        147         55         49        10       33         10         2          4

Rydex Utilities Fund
--------------------
Beginning AUV                          $14.589    $14.428    $12.407    $11.608   $10.201  $14.485    $12.834   $10.610    $10.061
Ending AUV                             $16.577    $14.589    $14.428    $12.407   $11.608  $10.201    $14.485   $12.834    $10.610

Ending number of AUs (000s)                 58        172        408         98        48      144         90        21         12

Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
--------------------------------------------------------------------
Beginning AUV                          $11.446    $11.358    $11.792    $12.493   $11.718  $13.352    $11.304    $9.685     $9.881
Ending AUV                             $11.124    $11.446    $11.358    $11.792   $12.493  $11.718    $13.352   $11.304     $9.685

Ending number of AUs (000s)                  1          8          9         20        34       43         22        24          -

Small Cap Value Fund (Series Q) (inception November 19, 2010)
-------------------------------------------------------------
Beginning AUV                          $12.447    $10.415    $10.919    $10.032       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.027    $12.447    $10.415    $10.919       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 57         54         13          5       N/A      N/A        N/A       N/A        N/A

StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
--------------------------------------------------------------------
Beginning AUV                          $11.142    $10.063    $10.518    $10.032       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.292    $11.142    $10.063    $10.518       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 53         54          -          -       N/A      N/A        N/A       N/A        N/A

StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
------------------------------------------------------------------
Beginning AUV                          $11.772    $10.166    $10.626    $10.074       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.364    $11.772    $10.166    $10.626       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 40         35         29          -       N/A      N/A        N/A       N/A        N/A

U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
--------------------------------------------------------------------

Beginning AUV                          $11.031    $10.420     $9.908    $10.008       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.221    $11.031    $10.420     $9.908       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                199          6          5          -       N/A      N/A        N/A       N/A        N/A

World Equity Income Fund (Series D) (inception November 19, 2010)
-----------------------------------------------------------------
Beginning AUV                          $10.151     $8.708    $10.343    $10.020       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.109    $10.151     $8.708    $10.343       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 10         70          3          1       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund (inception May 1, 2012)
-----------------------------------------------------
Beginning AUV                          $10.386    $10.008        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.533    $10.386        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                449        314        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Comstock Fund (inception November 19, 2010)
-------------------------------------------
Beginning AUV                          $12.303    $10.318    $10.512    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.728    $12.303    $10.318    $10.512       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                211         25         16          -       N/A      N/A        N/A       N/A        N/A

Core Equity Fund (inception April 28, 2006)
-------------------------------------------
Beginning AUV                          $13.247    $11.632    $11.640    $10.625    $8.281  $11.854    $10.964   $10.044        N/A
Ending AUV                             $17.122    $13.247    $11.632    $11.640   $10.625   $8.281    $11.854   $10.964        N/A

Ending number of AUs (000s)                 58         65         69         39       112      146         10         7        N/A

Diversified Dividend Fund (inception April 29, 2011)
----------------------------------------------------
Beginning AUV                          $10.952     $9.225     $9.993        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.351    $10.952     $9.225        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                220        119         52        N/A       N/A      N/A        N/A       N/A        N/A

Equity and Income Fund (inception November 19, 2010)
----------------------------------------------------
Beginning AUV                          $11.586    $10.291    $10.423    $10.015       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.503    $11.586    $10.291    $10.423       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                171         38         13          3       N/A      N/A        N/A       N/A        N/A

Global Health Care Fund
-----------------------
Beginning AUV                          $16.004    $13.237    $12.735    $12.094    $9.473  $13.271    $11.864   $11.274    $10.127
Ending AUV                             $22.492    $16.004    $13.237    $12.735   $12.094   $9.473    $13.271   $11.864    $11.274

Ending number of AUs (000s)                 41         13         26         22        14        4         11         3          1

Global Real Estate Fund
------------------------
Beginning AUV                          $16.175    $12.625    $13.504    $11.491    $8.736  $15.784    $16.709   $11.717    $10.091
Ending AUV                             $16.614    $16.175    $12.625    $13.504   $11.491   $8.736    $15.784   $16.709    $11.717

Ending number of AUs (000s)                269        239        158        159       281      222        169        76          4

Government Securities Fund (inception November 9, 2007)
-------------------------------------------------------
Beginning AUV                          $13.255    $12.935    $11.987    $11.373   $11.374  $10.127    $10.008       N/A        N/A
Ending AUV                             $12.908    $13.255    $12.935    $11.987   $11.373  $11.374    $10.127       N/A        N/A

Ending number of AUs (000s)                123         83        208         47        77      189          -       N/A        N/A

Growth and Income Fund (inception November 19, 2010)
----------------------------------------------------
Beginning AUV                          $11.879    $10.362    $10.575    $10.017       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.927    $11.879    $10.362    $10.575       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                153         53         38          -       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
High Yield Fund
---------------
Beginning AUV                          $17.871    $15.251    $15.106    $13.301    $8.706  $11.716    $11.572   $10.450    $10.032
Ending AUV                             $19.123    $17.871    $15.251    $15.106   $13.301   $8.706    $11.716   $11.572    $10.450

Ending number of AUs (000s)                312        267      1,441        403       662      608         63       223        316

International Growth Fund (inception November 9, 2007)
------------------------------------------------------
Beginning AUV                           $9.480     $8.205     $8.799     $7.796    $5.764   $9.668     $9.814       N/A        N/A
Ending AUV                             $11.282     $9.480     $8.205     $8.799    $7.796   $5.764     $9.668       N/A        N/A

Ending number of AUs (000s)                607        578        309        237       104      152          1       N/A        N/A

Mid Cap Core Equity Fund
------------------------
Beginning AUV                          $14.512    $13.119    $14.032    $12.333    $9.497  $13.316    $12.185   $10.979    $10.102
Ending AUV                             $18.643    $14.512    $13.119    $14.032   $12.333   $9.497    $13.316   $12.185    $10.979

Ending number of AUs (000s)                 86         62         45         43        50       49         35         5          -

Money Market Fund (inception May 1, 2012)
------------------------------------------
Beginning AUV                          $10.002    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.005    $10.002        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)             13,987      8,034        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Technology Fund
---------------
Beginning AUV                          $15.452    $13.886    $14.625    $12.057    $7.660  $13.803    $12.815   $11.600    $10.155
Ending AUV                             $19.338    $15.452    $13.886    $14.625   $12.057   $7.660    $13.803   $12.815    $11.600

Ending number of AUs (000s)                 15         14          7          8        29        1          2        22         20

Value Opportunities Fund
------------------------
Beginning AUV                          $10.917     $9.279     $9.605     $8.981    $6.079  $12.639    $12.469   $11.040    $10.160
Ending AUV                             $14.549    $10.917     $9.279     $9.605    $8.981   $6.079    $12.639   $12.469    $11.040

Ending number of AUs (000s)                 12         11          1          -        65       44         15         9         11

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
------------------------------------------------------
Beginning AUV                          $11.968    $10.042    $10.822     $9.958    $9.981      N/A        N/A       N/A        N/A
Ending AUV                             $14.976    $11.968    $10.042    $10.822    $9.958      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,025        552        651        465        94      N/A        N/A       N/A        N/A

Balanced Portfolio (inception November 20, 2009)
------------------------------------------------
Beginning AUV                          $13.569    $12.143    $11.753    $10.036    $9.981      N/A        N/A       N/A        N/A
Ending AUV                             $16.785    $13.569    $12.143    $11.753   $10.036      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 95         55         32         22         -      N/A        N/A       N/A        N/A

Bond Portfolio (inception November 20, 2009)
--------------------------------------------
Beginning AUV                          $11.928    $11.276    $10.508     $9.910   $10.000      N/A        N/A       N/A        N/A
Ending AUV                             $11.679    $11.928    $11.276    $10.508    $9.910      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 29         42         18         52         -      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Energy Portfolio (inception November 20, 2009)
----------------------------------------------
Beginning AUV                          $11.685    $11.526    $12.677    $10.395    $9.883      N/A        N/A       N/A        N/A
Ending AUV                             $14.928    $11.685    $11.526    $12.677   $10.395      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                115         92         42         27        11      N/A        N/A       N/A        N/A

Global Bond Portfolio (inception November 19, 2010)
---------------------------------------------------
Beginning AUV                          $10.645    $10.004     $9.996     $9.999       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.831    $10.645    $10.004     $9.996       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 25         64          9          -       N/A      N/A        N/A       N/A        N/A

Global Natural Resources Portfolio (inception November 19, 2010)
----------------------------------------------------------------
Beginning AUV                           $8.864     $8.700    $11.076    $10.123       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.556     $8.864     $8.700    $11.076       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                106         95         39          5       N/A      N/A        N/A       N/A        N/A

High Income Portfolio (inception November 20, 2009)
---------------------------------------------------
Beginning AUV                          $14.727    $12.413    $11.793    $10.268   $10.000      N/A        N/A       N/A        N/A
Ending AUV                             $16.274    $14.727    $12.413    $11.793   $10.268      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              3,121        449        121         35        11      N/A        N/A       N/A        N/A

Limited-Term Bond Portfolio (inception January 20, 2013)
--------------------------------------------------------
Beginning AUV                          $10.004        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.943        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 59        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Mid Cap Growth Portfolio (inception November 20, 2009)
------------------------------------------------------
Beginning AUV                          $15.573    $13.713    $13.790    $10.482    $9.944      N/A        N/A       N/A        N/A
Ending AUV                             $20.235    $15.573    $13.713    $13.790   $10.482      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                179        102        114         69         2      N/A        N/A       N/A        N/A

Science and Technology Portfolio (inception November 20, 2009)
--------------------------------------------------------------
Beginning AUV                          $14.523    $11.361    $12.056    $10.693    $9.967      N/A        N/A       N/A        N/A
Ending AUV                             $22.711    $14.523    $11.361    $12.056   $10.693      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                302         41         32         25         2      N/A        N/A       N/A        N/A

Value Portfolio (inception November 20, 2009)
---------------------------------------------
Beginning AUV                          $13.221    $11.122    $12.000    $10.109    $9.959      N/A        N/A       N/A        N/A
Ending AUV                             $17.893    $13.221    $11.122    $12.000   $10.109      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 89         41         47         50         -      N/A        N/A       N/A        N/A

JANUS ASPEN SERIES- Institutional:
Balanced Portfolio (inception May 1, 2007)
------------------------------------------
Beginning AUV                          $13.910    $12.243    $12.045    $11.113    $8.828  $10.489     $9.993       N/A        N/A
Ending AUV                             $16.713    $13.910    $12.243    $12.045   $11.113   $8.828    $10.489       N/A        N/A

Ending number of AUs (000s)                740        520        533        534       276      261         66       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Institutional: (continued):
Enterprise Portfolio (inception May 1, 2006)
--------------------------------------------
Beginning AUV                          $15.261    $13.011    $13.199    $10.488    $7.242  $12.867    $10.544    $9.930        N/A
Ending AUV                             $20.202    $15.261    $13.011    $13.199   $10.488   $7.242    $12.867   $10.544        N/A

Ending number of AUs (000s)                274        246        190        176       200      261        117        38        N/A

Forty Portfolio (inception May 1, 2007)
---------------------------------------
Beginning AUV                          $12.932    $10.416    $11.163    $10.458    $7.146  $12.795    $10.000       N/A        N/A
Ending AUV                             $16.971    $12.932    $10.416    $11.163   $10.458   $7.146    $12.795       N/A        N/A

Ending number of AUs (000s)                150        150        129        168       141       95         29       N/A        N/A

Global Research Portfolio (inception May 1, 2006)
-------------------------------------------------
Beginning AUV                          $11.210     $9.336    $10.823     $9.343    $6.785  $12.261    $11.184    $9.970        N/A
Ending AUV                             $14.397    $11.210     $9.336    $10.823    $9.343   $6.785    $12.261   $11.184        N/A

Ending number of AUs (000s)                 85         33         43         23        97       54        150        85        N/A

Janus Portfolio (inception May 1, 2006)
---------------------------------------
Beginning AUV                          $12.761    $10.761    $11.363     $9.923    $7.277  $12.072    $10.489    $9.959        N/A
Ending AUV                             $16.632    $12.761    $10.761    $11.363    $9.923   $7.277    $12.072   $10.489        N/A

Ending number of AUs (000s)                 63         54         87         88       113      101         82        60        N/A

Overseas Portfolio (inception May 1, 2006)
------------------------------------------
Beginning AUV                          $12.435    $10.959    $16.157    $12.894    $7.181  $14.995    $11.686   $10.034        N/A
Ending AUV                             $14.246    $12.435    $10.959    $16.157   $12.894   $7.181    $14.995   $11.686        N/A

Ending number of AUs (000s)                386        454        525        584       626      635        606       283        N/A

Perkins Mid Cap Value Portfolio (inception May 1, 2007)
-------------------------------------------------------
Beginning AUV                          $12.083    $10.872    $11.167     $9.655    $7.222   $9.998    $10.006       N/A        N/A
Ending AUV                             $15.236    $12.083    $10.872    $11.167    $9.655   $7.222     $9.998       N/A        N/A

Ending number of AUs (000s)                492        501        509        439       369      263         60       N/A        N/A

JANUS ASPEN SERIES- Service
Flexible Bond Portfolio (inception May 1, 2012)
-----------------------------------------------
Beginning AUV                          $10.452     $9.993        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.418    $10.452        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                182         65        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Global Technology Portfolio (inception May 1, 2012)
---------------------------------------------------
Beginning AUV                          $10.098    $10.016        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.672    $10.098        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 10          -        N/A        N/A       N/A      N/A        N/A       N/A        N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
---------------------------------
Beginning AUV                          $25.784    $21.125    $25.762    $20.997   $12.362  $24.108    $18.085   $13.917    $10.227
Ending AUV                             $25.463    $25.784    $21.125    $25.762   $20.997  $12.362    $24.108   $18.085    $13.917

Ending number of AUs (000s)                796        547        415        397       364      201        173       247         25

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)
International Equity Portfolio
------------------------------
Beginning AUV                          $14.251    $11.767    $12.689    $11.890    $9.790  $15.543    $14.030   $11.450    $10.148
Ending AUV                             $17.209    $14.251    $11.767    $12.689   $11.890   $9.790    $15.543   $14.030    $11.450

Ending number of AUs (000s)                301        183         73         96       152      137        143       141          4

Retirement Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
-----------------------------------------------------------------------------
Beginning AUV                          $10.408    $10.010        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.436    $10.408        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 90          1        N/A        N/A       N/A      N/A        N/A       N/A        N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                          $14.530    $13.182    $14.497    $11.718    $7.675  $12.081    $13.018   $11.216    $10.147
Ending AUV                             $19.654    $14.530    $13.182    $14.497   $11.718   $7.675    $12.081   $13.018    $11.216

Ending number of AUs (000s)                 40         27         35         59        70        4          8        67          -

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                          $13.401    $11.754    $11.529    $10.217    $8.055  $12.446    $12.566   $10.696    $10.116
Ending AUV                             $17.163    $13.401    $11.754    $11.529   $10.217   $8.055    $12.446   $12.566    $10.696

Ending number of AUs (000s)                 18          9         10         10         5        3         23        18          1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
------------------------------------------------------------------
Beginning AUV                          $11.768     $9.912     $9.673     $7.738    $5.750   $9.649     $9.900       N/A        N/A
Ending AUV                             $17.391    $11.768     $9.912     $9.673    $7.738   $5.750     $9.649       N/A        N/A

Ending number of AUs (000s)                475         89         98         88       108      201         29       N/A        N/A

ClearBridge All Cap Value Portfolio (inception April 30, 2007)
--------------------------------------------------------------
Beginning AUV                           $9.893     $8.605     $9.173     $7.867    $6.081   $9.588     $9.904       N/A        N/A
Ending AUV                             $13.076     $9.893     $8.605     $9.173    $7.867   $6.081     $9.588       N/A        N/A

Ending number of AUs (000s)                 69         46         52         20        10       30         18       N/A        N/A

ClearBridge Equity Income Portfolio (inception April 30, 2007)
--------------------------------------------------------------
Beginning AUV                          $11.167     $9.778     $9.063     $8.073    $6.568  $10.108     $9.953       N/A        N/A
Ending AUV                             $14.064    $11.167     $9.778     $9.063    $8.073   $6.568    $10.108       N/A        N/A

Ending number of AUs (000s)                234        144         52         33        32       27         47       N/A        N/A

ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
-----------------------------------------------------------------
Beginning AUV                          $11.744     $9.759     $9.823     $8.943    $6.281  $10.016     $9.897       N/A        N/A
Ending AUV                             $16.190    $11.744     $9.759     $9.823    $8.943   $6.281    $10.016       N/A        N/A

Ending number of AUs (000s)                120         30         10         22        42       41         26       N/A        N/A

ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
--------------------------------------------------------------
Beginning AUV                          $10.110    $10.028        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.823    $10.110        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                319         25        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
Dynamic Multi Strategy Portfolio (inception May 1, 2012)
--------------------------------------------------------
Beginning AUV                          $10.259    $10.028        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.119    $10.259        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 75          -        N/A        N/A       N/A      N/A        N/A       N/A        N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
----------------------------------------------
Beginning AUV                          $17.491    $14.782    $14.533    $12.646    $8.130  $11.752    $11.760   $10.629    $10.041
Ending AUV                             $18.588    $17.491    $14.782    $14.533   $12.646   $8.130    $11.752   $11.760    $10.629

Ending number of AUs (000s)                289        996         65         91     1,770       49         29        23         48

Western Asset Strategic Bond Portfolio
--------------------------------------
Beginning AUV                          $14.276    $13.246    $12.394    $11.084    $9.099  $10.966    $10.752   $10.237    $10.018
Ending AUV                             $14.105    $14.276    $13.246    $12.394   $11.084   $9.099    $10.966   $10.752    $10.237

Ending number of AUs (000s)                 40        134         86         76        38       64        108        81          7

LORD ABBETT SERIES FUND, INC.:
Bond Debenture Portfolio (inception November 9, 2007)
-----------------------------------------------------
Beginning AUV                          $14.569    $12.946    $12.403    $11.043    $8.222   $9.970     $9.976       N/A        N/A
Ending AUV                             $15.759    $14.569    $12.946    $12.403   $11.043   $8.222     $9.970       N/A        N/A

Ending number of AUs (000s)                933        678        581        206        79       13          0       N/A        N/A

Calibrated Dividend Growth Portfolio
------------------------------------
Beginning AUV                          $14.910    $13.259    $13.233    $11.530    $9.343  $12.658    $12.270   $10.712    $10.097
Ending AUV                             $19.074    $14.910    $13.259    $13.233   $11.530   $9.343    $12.658   $12.270    $10.712

Ending number of AUs (000s)                 54         22         26         28        22       26         24         5          -

Classic Stock Portfolio (inception November 9, 2007)
----------------------------------------------------
Beginning AUV                          $10.479     $9.105     $9.913     $8.687    $6.921  $10.072     $9.835       N/A        N/A
Ending AUV                             $13.607    $10.479     $9.105     $9.913    $8.687   $6.921    $10.072       N/A        N/A

Ending number of AUs (000s)                 25         31         34         20        10        7          0       N/A        N/A

Growth and Income Portfolio
----------------------------
Beginning AUV                          $12.210    $10.893    $11.599     $9.879    $8.308  $13.068    $12.633   $10.773    $10.115
Ending AUV                             $16.593    $12.210    $10.893    $11.599    $9.879   $8.308    $13.068   $12.633    $10.773

Ending number of AUs (000s)                176        124        113         95       100      104        121        42          1

International Opportunities Portfolio (inception November 9, 2007)
------------------------------------------------------------------
Beginning AUV                           $8.284     $6.882     $8.165     $6.736    $4.555   $9.398     $9.766       N/A        N/A
Ending AUV                             $10.910     $8.284     $6.882     $8.165    $6.736   $4.555     $9.398       N/A        N/A

Ending number of AUs (000s)                219         89         29         54       165       17          6       N/A        N/A

MERGER FUND VL
Merger Fund VL (inception May 3, 2010)
--------------------------------------
Beginning AUV                          $10.699    $10.436    $10.346     $9.982       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.114    $10.699    $10.436    $10.346       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                925        513        403        420       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception December 30, 2013)
---------------------------------------------
Beginning AUV                           $9.991        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

International Index Fund (inception December 30, 2013)
------------------------------------------------------
Beginning AUV                          $10.012        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.022        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Mid Cap Index Fund (inception December 30, 2013)
------------------------------------------------
Beginning AUV                           $9.988        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.011        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

S&P 500 Index Fund ( inception December 30, 2013)
-------------------------------------------------
Beginning AUV                           $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.001        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Small Cap Index Fund (inception December 30, 2013)
--------------------------------------------------
Beginning AUV                           $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.983        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
-------------------------
Beginning AUV                          $13.133    $11.264    $12.707    $10.986    $7.039  $14.785    $13.523   $12.048    $10.139
Ending AUV                             $17.222    $13.133    $11.264    $12.707   $10.986   $7.039    $14.785   $13.523    $12.048

Ending number of AUs (000s)                 73         83        156        142       188      199        204       118         17

Mid-Cap Growth Portfolio
-------------------------
Beginning AUV                          $18.567    $16.517    $16.439    $12.734    $9.676  $17.086    $13.945   $12.158    $10.126
Ending AUV                             $24.622    $18.567    $16.517    $16.439   $12.734   $9.676    $17.086   $13.945    $12.158

Ending number of AUs (000s)                 40        222        163         53        40       54         51        15          1

Mid Cap Intrinsic Value Portfolio
---------------------------------
Beginning AUV                          $14.520    $12.568    $13.442    $10.653    $7.268  $13.415    $12.986   $11.682    $10.162
Ending AUV                             $19.900    $14.520    $12.568    $13.442   $10.653   $7.268    $13.415   $12.986    $11.682

Ending number of AUs (000s)                 77         24         21         42        55       40         41        31         11

Short Duration Bond Portfolio
-----------------------------
Beginning AUV                          $11.973    $11.446    $11.413    $10.840    $9.565  $11.049    $10.546   $10.121    $10.008
Ending AUV                             $12.047    $11.973    $11.446    $11.413   $10.840   $9.565    $11.049   $10.546    $10.121

Ending number of AUs (000s)                256         78        106         40        56      125        189       161          7

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Small-Cap Growth Portfolio
--------------------------
Beginning AUV                          $11.370    $10.448    $10.560     $8.829    $7.192  $11.883    $11.822   $11.232    $10.118
Ending AUV                             $16.581    $11.370    $10.448    $10.560    $8.829   $7.192    $11.883   $11.822    $11.232

Ending number of AUs (000s)                104         67         52         66        37       69         17        15          3

Socially Responsive Portfolio
-----------------------------
Beginning AUV                          $14.454    $13.024    $13.438    $10.938    $8.322  $13.743    $12.771   $11.232    $10.143
Ending AUV                             $19.889    $14.454    $13.024    $13.438   $10.938   $8.322    $13.743   $12.771    $11.232

Ending number of AUs (000s)                115         94         67         58        19       14         17         7          4

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio (inception November 15, 2013)
-----------------------------------------------
Beginning AUV                           $9.909        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.330        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 52        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Changing Parameters Portfolio (inception July 2, 2007)
------------------------------------------------------
Beginning AUV                           $9.730     $8.916     $8.981     $9.242    $9.849  $10.110    $10.000       N/A        N/A
Ending AUV                              $9.957     $9.730     $8.916     $8.981    $9.242   $9.849    $10.110       N/A        N/A

Ending number of AUs (000s)              1,542      1,505      1,545      1,551       880      908        804       N/A        N/A

Innealta County Rotation Portfolio (inception November 16, 2012)
----------------------------------------------------------------
Beginning AUV                          $10.060    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.835    $10.060        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 25          6        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Innealta Sector Rotation Portfolio (inception November 16, 2012)
----------------------------------------------------------------
Beginning AUV                          $10.060    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.597    $10.060        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 15          6        N/A        N/A       N/A      N/A        N/A       N/A        N/A

JNF Balanced Portfolio (inception May 1, 2007)
----------------------------------------------
Beginning AUV                          $12.117    $10.956    $10.335     $9.249    $7.591   $9.880    $10.028       N/A        N/A
Ending AUV                             $14.517    $12.117    $10.956    $10.335    $9.249   $7.591     $9.880       N/A        N/A

Ending number of AUs (000s)                 45         38         15          8        39       16         27       N/A        N/A

JNF Equity Portfolio (inception May 1, 2007)
--------------------------------------------
Beginning AUV                          $10.421     $8.925     $8.831     $7.012    $5.193   $9.047    $10.013       N/A        N/A
Ending AUV                             $14.191    $10.421     $8.925     $8.831    $7.012   $5.193     $9.047       N/A        N/A

Ending number of AUs (000s)                134         89         39         52        40       44        180       N/A        N/A

Mariner Managed Futures Strategy (inception November 16, 2012)
--------------------------------------------------------------
Beginning AUV                          $10.073    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.467    $10.073        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 48         -         N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
Power Income Fund (inception May 1, 2012)
-----------------------------------------
Beginning AUV                          $10.270    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.743    $10.270        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                312        342        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Probabilities Fund (inception May 1, 2013)
------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.440        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              3,600        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Aggressive Growth ETF- Class 1 (inception December 30, 2013)
-----------------------------------------------------------------
Beginning AUV                          $10.008        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.038        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Balanced ETF- Class 1 (inception December 30, 2013)
--------------------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.015        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Capital Preservation ETF- Class 1 (inception December 30, 2013)
--------------------------------------------------------------------
Beginning AUV                          $10.001        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.007        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Capital Preservation ETF- Class 2 (inception May 2, 2011)
--------------------------------------------------------------
Beginning AUV                          $10.830     $9.831    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.325    $10.830     $9.831        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 38         55          -        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Growth ETF- Class 1 (inception December 30, 2013)
------------------------------------------------------
Beginning AUV                          $10.007        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.035        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Moderate Growth ETF- Class 1 (inception December 30, 2013)
---------------------------------------------------------------
Beginning AUV                          $10.009        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.023        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Managed Risk Balanced ETF- Class 1 (inception December 30, 2013)
---------------------------------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.015        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
---------------------------------------------------------------------
Beginning AUV                          $10.927    $10.082    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.794    $10.927    $10.082        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 25         10          -        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Managed Risk Growth ETF- Class 1 (inception December 30, 2013)
-------------------------------------------------------------------
Beginning AUV                          $10.009        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.032        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
-------------------------------------------------------------
Beginning AUV                          $10.105     $9.336     $9.990        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.718    $10.105     $9.336        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1          -          -        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Managed Risk Moderate Growth ETF- Class 1 (inception December 30, 2013)
----------------------------------------------------------------------------
Beginning AUV                          $10.009        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.023        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
----------------------------------------------------------------------------
Beginning AUV                          $10.921    $10.051    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.275    $10.921    $10.051        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 85         72         72        N/A       N/A      N/A        N/A       N/A        N/A

Core Bond Fund
--------------
Beginning AUV                          $11.132    $10.104     $9.987        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.089    $11.132    $10.104        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 31        235          1        N/A       N/A      N/A        N/A       N/A        N/A

Global Fund
-----------
Beginning AUV                          $12.167    $10.059     $9.993        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.450    $12.167    $10.059        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                270         71          1        N/A       N/A      N/A        N/A       N/A        N/A

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Global Strategic Income Fund
----------------------------
Beginning AUV                          $11.356    $10.037    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.315    $11.356    $10.037        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 43        973          1        N/A       N/A      N/A        N/A       N/A        N/A

International Growth Fund
-------------------------
Beginning AUV                          $12.307    $10.114    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.471    $12.307    $10.114        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                406         65          -        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011) (continued)
Main Street(R) Fund
-----------------
Beginning AUV                          $12.202    $10.464    $10.020        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.038    $12.202    $10.464        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                123         51          -        N/A       N/A      N/A        N/A       N/A        N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception May 1, 2006)
-------------------------------------------
Beginning AUV                          $15.395    $13.394    $13.137    $11.616    $9.555  $11.354    $10.481    $9.974        N/A
Ending AUV                             $15.437    $15.395    $13.394    $13.137   $11.616   $9.555    $11.354   $10.481        N/A

Ending number of AUs (000s)              2,095      1,619        897        756       484      293        182        25        N/A

CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
--------------------------------------------------------------
Beginning AUV                          $11.425    $10.841    $11.727     $9.418    $6.654  $11.838     $9.606   $10.106        N/A
Ending AUV                              $9.746    $11.425    $10.841    $11.727    $9.418   $6.654    $11.838    $9.606        N/A

Ending number of AUs (000s)              1,210        844        625        678       315      280        255       123        N/A

Emerging Markets Bond Portfolio (inception May 1, 2006)
-------------------------------------------------------
Beginning AUV                          $17.961    $15.238    $14.333    $12.780    $9.792  $11.463    $10.834    $9.979        N/A
Ending AUV                             $16.713    $17.961    $15.238    $14.333   $12.780   $9.792    $11.463   $10.834        N/A

Ending number of AUs (000s)                846      1,407        690        420       307      323        122       214        N/A

Foreign Bond Unhedged Portfolio (inception November 14, 2008)
-------------------------------------------------------------
Beginning AUV                          $14.236    $13.494    $12.434    $11.358   $10.912   $9.959        N/A       N/A        N/A
Ending AUV                             $13.314    $14.236    $13.494    $12.434   $11.358  $10.912        N/A       N/A        N/A

Ending number of AUs (000s)                288        274        184        106        81      181        N/A       N/A        N/A

Foreign Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
---------------------------------------------------------------
Beginning AUV                          $15.507    $13.989    $13.103    $12.078   $10.448  $10.705    $10.330   $10.011        N/A
Ending AUV                             $15.585    $15.507    $13.989    $13.103   $12.078  $10.448    $10.705   $10.330        N/A

Ending number of AUs (000s)                588        758        699        238       145      180        184        23        N/A

Global Advantage Strategy Bond Portfolio (inception November 18, 2011)
----------------------------------------------------------------------
Beginning AUV                          $10.588     $9.971    $10.000        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.256    $10.588     $9.971        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                166         19          1        N/A       N/A      N/A        N/A       N/A        N/A

Global Bond Unhedged Portfolio (inception May 1, 2006)
------------------------------------------------------
Beginning AUV                          $16.743    $15.657    $14.556    $13.038   $11.159  $11.255    $10.257   $10.001        N/A
Ending AUV                             $15.324    $16.743    $15.657    $14.556   $13.038  $11.159    $11.255   $10.257        N/A

Ending number of AUs (000s)                206        259        254        151       146      338        104        27        N/A

Global Diversified Allocation Portfolio (inception November 16, 2012)
---------------------------------------------------------------------
Beginning AUV                          $10.350    $10.041        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.528    $10.350        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 14          -        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Multi-Asset Portfolio (inception November 19, 2010)
----------------------------------------------------------
Beginning AUV                          $10.923    $10.033    $10.210    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.064    $10.923    $10.033    $10.210       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                397        233        131         15       N/A      N/A        N/A       N/A        N/A

High Yield Portfolio (inception May 1, 2006)
--------------------------------------------
Beginning AUV                          $15.958    $13.961    $13.510    $11.803    $8.415  $11.001    $10.629    $9.990        N/A
Ending AUV                             $16.873    $15.958    $13.961    $13.510   $11.803   $8.415    $11.001   $10.629        N/A

Ending number of AUs (000s)              3,612      4,501      3,227      2,462     3,319      437        103       450        N/A

Long Term US Government Portfolio (inception November 1, 2006)
--------------------------------------------------------------
Beginning AUV                          $18.232    $17.458    $13.657    $12.237   $12.798  $10.911     $9.941   $10.048        N/A
Ending AUV                             $15.871    $18.232    $17.458    $13.657   $12.237  $12.798    $10.911    $9.941        N/A

Ending number of AUs (000s)                 69        103        215         84       116      132         87         -        N/A

Low Duration Portfolio (inception November 1, 2006)
---------------------------------------------------
Beginning AUV                          $13.725    $12.966    $12.824    $12.180   $10.748  $10.793    $10.052   $10.011        N/A
Ending AUV                             $13.706    $13.725    $12.966    $12.824   $12.180  $10.748    $10.793   $10.052        N/A

Ending number of AUs (000s)              2,001      1,776      1,603        867       630      625        229         8        N/A

Real Return Portfolio
---------------------
Beginning AUV                          $16.221    $14.915    $13.357    $12.356   $10.439  $11.229    $10.150   $10.078    $10.001
Ending AUV                             $14.726    $16.221    $14.915    $13.357   $12.356  $10.439    $11.229   $10.150    $10.078

Ending number of AUs (000s)              1,168      1,842      1,498      1,037       834      595        359       169         17

Short Term Portfolio
---------------------
Beginning AUV                          $12.569    $12.230    $12.168    $11.917   $11.055  $11.089    $10.613   $10.178    $10.001
Ending AUV                             $12.640    $12.569    $12.230    $12.168   $11.917  $11.055    $11.089   $10.613    $10.178

Ending number of AUs (000s)              1,380        718        742        522       500      279        270       155          9

Total Return Portfolio
----------------------
Beginning AUV                          $16.778    $15.310    $14.777    $13.669   $11.987  $11.438    $10.519   $10.130    $10.020
Ending AUV                             $16.449    $16.778    $15.310    $14.777   $13.669  $11.987    $11.438   $10.519    $10.130

Ending number of AUs (000s)              5,987      5,409      3,776      3,318     2,552    2,022      1,670       566         49

Unconstrained Bond Portfolio (inception February 3, 2012)
---------------------------------------------------------
Beginning AUV                          $10.679     $9.990        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.560    $10.679        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,332        490        N/A        N/A       N/A      N/A        N/A       N/A        N/A

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception (inception November 9, 2007)
------------------------------------------------------
Beginning AUV                          $14.694    $13.553    $12.862    $11.806   $10.065  $10.154    $10.019       N/A        N/A
Ending AUV                             $14.815    $14.694    $13.553    $12.862   $11.806  $10.065    $10.154       N/A        N/A

Ending number of AUs (000s)                319        312        316        365       157       50          3       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Disciplined Value Portfolio (inception November 1, 2006)
--------------------------------------------------------
Beginning AUV                          $10.013     $9.053     $9.398     $8.601    $7.432  $11.017    $10.355    $9.936        N/A
Ending AUV                             $12.875    $10.013     $9.053     $9.398    $8.601   $7.432    $11.017   $10.355        N/A

Ending number of AUs (000s)                184        212        134        148       140      250         73         -        N/A

Emerging Markets Portfolio (inception November 1, 2006)
-------------------------------------------------------
Beginning AUV                          $11.384    $10.195    $13.347    $11.545    $6.634  $15.910    $11.169   $10.036        N/A
Ending AUV                             $11.134    $11.384    $10.195    $13.347   $11.545   $6.634    $15.910   $11.169        N/A

Ending number of AUs (000s)                230        303        176        287       300      198        102        38        N/A

Equity Income Portfolio
-----------------------
Beginning AUV                          $14.274    $12.980    $12.272    $10.293    $9.038  $13.000    $12.930   $10.588    $10.093
Ending AUV                             $18.390    $14.274    $12.980    $12.272   $10.293   $9.038    $13.000   $12.930    $10.588

Ending number of AUs (000s)                221        211        372        208       139      225        193       174          2

Fund Portfolio
--------------
Beginning AUV                          $13.288    $12.086    $12.662    $10.941    $8.760  $13.346    $12.736   $10.946    $10.116
Ending AUV                             $17.672    $13.288    $12.086    $12.662   $10.941   $8.760    $13.346   $12.736    $10.946

Ending number of AUs (000s)                 49         46         30        103       139      160        136        41          3

High Yield Portfolio
--------------------
Beginning AUV                          $16.560    $14.312    $14.610    $12.417    $7.759  $12.055    $11.416   $10.547    $10.032
Ending AUV                             $18.515    $16.560    $14.312    $14.610   $12.417   $7.759    $12.055   $11.416    $10.547

Ending number of AUs (000s)                237        187        158        205       294      134        725        80         67

Mid Cap Value Portfolio
-----------------------
Beginning AUV                          $13.256    $11.961    $12.703    $10.775    $8.602  $12.986    $12.327   $10.980    $10.125
Ending AUV                             $17.598    $13.256    $11.961    $12.703   $10.775   $8.602    $12.986   $12.327    $10.980

Ending number of AUs (000s)                 41         65        165        225       158      142        106        31          1

Strategic Income Portfolio (inception November 1, 2006)
-------------------------------------------------------
Beginning AUV                          $15.420    $13.870    $13.657    $12.262    $9.488  $10.744    $10.121   $10.020        N/A
Ending AUV                             $15.562    $15.420    $13.870    $13.657   $12.262   $9.488    $10.744   $10.121        N/A

Ending number of AUs (000s)                825        742        417        559       582      296        541         -        N/A

PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
-------------------------------------------------
Beginning AUV                          $12.894    $11.298    $10.997    $10.012       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.186    $12.894    $11.298    $10.997       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                496      1,074        684        141       N/A      N/A        N/A       N/A        N/A

Asia 30 Fund (inception May 3, 2010)
------------------------------------
Beginning AUV                           $9.524     $8.248    $11.298    $10.072       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.950     $9.524     $8.248    $11.298       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 46         82         26         81       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Banks Fund (inception November 19, 2010)
----------------------------------------
Beginning AUV                          $10.838     $8.124    $11.091     $9.965       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.463    $10.838     $8.124    $11.091       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 57         11          1          -       N/A      N/A        N/A       N/A        N/A

Basic Materials Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $11.057    $10.192    $12.155    $10.002       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.095    $11.057    $10.192    $12.155       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 80         23          4         45       N/A      N/A        N/A       N/A        N/A

Bear Fund (inception May 3, 2010)
---------------------------------
Beginning AUV                           $6.789     $8.140     $8.934     $9.868       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $4.987     $6.789     $8.140     $8.934       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                822         53          7          9       N/A      N/A        N/A       N/A        N/A

Biotechnology Fund (inception May 3, 2010)
------------------------------------------
Beginning AUV                          $15.053    $10.698    $10.040    $10.057       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $25.351    $15.053    $10.698    $10.040       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 98         31          1         20       N/A      N/A        N/A       N/A        N/A

Bull Fund (inception May 3, 2010)
---------------------------------
Beginning AUV                          $12.068    $10.596    $10.596    $10.129       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.659    $12.068    $10.596    $10.596       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                888        410        237        165       N/A      N/A        N/A       N/A        N/A

Consumer Goods Fund (inception May 3, 2010)
-------------------------------------------
Beginning AUV                          $13.107    $11.823    $11.055    $10.096       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.836    $13.107    $11.823    $11.055       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 55         74          6         18       N/A      N/A        N/A       N/A        N/A

Consumer Services Fund (inception November 19, 2010)
----------------------------------------------------
Beginning AUV                          $13.379    $10.957    $10.386    $10.052       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $18.713    $13.379    $10.957    $10.386       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                246         93          4          1       N/A      N/A        N/A       N/A        N/A

Emerging Markets Fund (inception May 3, 2010)
---------------------------------------------
Beginning AUV                           $9.485     $8.901    $11.085     $9.978       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $8.876     $9.485     $8.901    $11.085       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 67        200          3        106       N/A      N/A        N/A       N/A        N/A

Europe 30 Fund (inception May 3, 2010)
--------------------------------------
Beginning AUV                          $11.328     $9.716    $10.663     $9.975       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.779    $11.328     $9.716    $10.663       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                147         87          9         21       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Falling U.S. Dollar Fund (inception November 19, 2010)
------------------------------------------------------
Beginning AUV                           $9.591     $9.665     $9.936    $10.027       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.398     $9.591     $9.665     $9.936       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0          -          -          2       N/A      N/A        N/A       N/A        N/A

Financials Fund (inception May 3, 2010)
---------------------------------------
Beginning AUV                          $10.614     $8.509     $9.875    $10.169       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.019    $10.614     $8.509     $9.875       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                124         25          7          -       N/A      N/A        N/A       N/A        N/A

Health Care Fund (inception May 3, 2010)
----------------------------------------
Beginning AUV                          $13.234    $11.272    $10.237    $10.060       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $18.496    $13.234    $11.272    $10.237       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                161         73          5          7       N/A      N/A        N/A       N/A        N/A

Industrials Fund (inception May 3, 2010)
----------------------------------------
Beginning AUV                          $12.266    $10.592    $10.785    $10.196       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.950    $12.266    $10.592    $10.785       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                268        143         20         18       N/A      N/A        N/A       N/A        N/A

International Fund (inception May 3, 2010)
------------------------------------------
Beginning AUV                          $10.970     $9.462    $11.046    $10.081       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.108    $10.970     $9.462    $11.046       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 88        144          3         60       N/A      N/A        N/A       N/A        N/A

Internet Fund (inception November 19, 2010)
-------------------------------------------
Beginning AUV                          $11.594     $9.680    $10.399    $10.065       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.589    $11.594     $9.680    $10.399       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 50         23          2         13       N/A      N/A        N/A       N/A        N/A

Japan Fund (inception May 3, 2010)
----------------------------------
Beginning AUV                           $9.114     $7.412     $9.099    $10.107       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.510     $9.114     $7.412     $9.099       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 58         80         14         12       N/A      N/A        N/A       N/A        N/A

Large-Cap Growth Fund (inception May 3, 2010)
---------------------------------------------
Beginning AUV                          $12.593    $11.172    $10.833    $10.119       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.454    $12.593    $11.172    $10.833       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                126         27          2         40       N/A      N/A        N/A       N/A        N/A

Large-Cap Value Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $11.863    $10.278    $10.411    $10.141       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.409    $11.863    $10.278    $10.411       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                170        138         16          2       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Mid-Cap Fund (inception May 3, 2010)
------------------------------------
Beginning AUV                          $12.133    $10.501    $10.959    $10.158       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.869    $12.133    $10.501    $10.959       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                616        187         67          7       N/A      N/A        N/A       N/A        N/A

Mid-Cap Growth Fund (inception May 3, 2010)
-------------------------------------------
Beginning AUV                          $12.738    $11.040    $11.369    $10.166       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.627    $12.738    $11.040    $11.369       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                129         89          2        201       N/A      N/A        N/A       N/A        N/A

Mid-Cap Value Fund (inception May 3, 2010)
------------------------------------------
Beginning AUV                          $11.919    $10.225    $10.642    $10.155       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $15.751    $11.919    $10.225    $10.642       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 55        109          7          -       N/A      N/A        N/A       N/A        N/A

Money Market Fund (inception November 19, 2010)
-----------------------------------------------
Beginning AUV                          $10.004    $10.002    $10.000    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.006    $10.004    $10.002    $10.000       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              2,705      3,363        364         39       N/A      N/A        N/A       N/A        N/A

NASDAQ-100 Fund (inception May 3, 2010)
---------------------------------------
Beginning AUV                          $13.009    $11.192    $11.032    $10.149       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.467    $13.009    $11.192    $11.032       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                328        154         18        122       N/A      N/A        N/A       N/A        N/A

Oil & Gas Fund (inception May 3, 2010)
--------------------------------------
Beginning AUV                          $11.866    $11.532    $11.279    $10.099       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.722    $11.866    $11.532    $11.279       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 71         54          6         32       N/A      N/A        N/A       N/A        N/A

Pharmaceuticals Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $13.334    $11.921    $10.265    $10.079       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.551    $13.334    $11.921    $10.265       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 23         14         71          -       N/A      N/A        N/A       N/A        N/A

Precious Metals Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                           $8.552    $10.007    $12.387     $9.831       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $5.307     $8.552    $10.007    $12.387       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                294         74         80         65       N/A      N/A        N/A       N/A        N/A

Real Estate Fund (inception May 3, 2010)
----------------------------------------
Beginning AUV                          $13.214    $11.278    $10.766    $10.325       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.227    $13.214    $11.278    $10.766       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 35         54          8          1       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Rising Rates Opportunity Fund (inception May 3, 2010)
-----------------------------------------------------
Beginning AUV                           $5.170     $5.556     $8.889    $10.007       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $6.022     $5.170     $5.556     $8.889       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                252        111         32         49       N/A      N/A        N/A       N/A        N/A

Semiconductor Fund (inception November 19, 2010)
------------------------------------------------
Beginning AUV                           $9.736    $10.159    $10.571    $10.127       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.995     $9.736    $10.159    $10.571       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  3          1          -          9       N/A      N/A        N/A       N/A        N/A

Short Emerging Markets Fund (inception November 19, 2010)
---------------------------------------------------------
Beginning AUV                           $9.155    $10.528     $9.514    $10.014       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.134     $9.155    $10.528     $9.514       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  4          -          2         38       N/A      N/A        N/A       N/A        N/A

Short International Fund (inception November 19, 2010)
------------------------------------------------------
Beginning AUV                           $7.947     $9.952     $9.776    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $6.277     $7.947     $9.952     $9.776       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 13         24          2          -       N/A      N/A        N/A       N/A        N/A

Short Mid-Cap Fund (inception November 19, 2010)
------------------------------------------------
Beginning AUV                           $6.911     $8.527     $9.291     $9.969       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $4.997     $6.911     $8.527     $9.291       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0          -          -          -       N/A      N/A        N/A       N/A        N/A

Short NASDAQ-100 Fund (inception May 3, 2010)
---------------------------------------------
Beginning AUV                           $6.263     $7.712     $8.614     $9.845       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $4.421     $6.263     $7.712     $8.614       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  8        124          2          8       N/A      N/A        N/A       N/A        N/A

Short Small-Cap Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                           $6.215     $7.669     $8.436     $9.741       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $4.273     $6.215     $7.669     $8.436       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  6         47          5          1       N/A      N/A        N/A       N/A        N/A

Small Cap Fund (inception November 19, 2010)
--------------------------------------------
Beginning AUV                          $11.697    $10.193    $10.804    $10.050       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.046    $11.697    $10.193    $10.804       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                205         37         79         35       N/A      N/A        N/A       N/A        N/A

Small-Cap Growth Fund (inception May 3, 2010)
---------------------------------------------
Beginning AUV                          $12.777    $11.359    $11.216    $10.223       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $17.942    $12.777    $11.359    $11.216       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 84         80         25        124       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Small-Cap Value Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $11.674    $10.050    $10.480    $10.223       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.072    $11.674    $10.050    $10.480       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                111        152         26         15       N/A      N/A        N/A       N/A        N/A

Technology Fund (inception May 3, 2010)
---------------------------------------
Beginning AUV                          $11.656    $10.567    $10.713    $10.146       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.592    $11.656    $10.567    $10.713       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 71          2         81          2       N/A      N/A        N/A       N/A        N/A

Telecommunications Fund (inception November 19, 2010)
-----------------------------------------------------
Beginning AUV                          $12.515    $10.741    $10.544    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.025    $12.515    $10.741    $10.544       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 20         25          2          -       N/A      N/A        N/A       N/A        N/A

U.S. Government Plus Fund (inception May 3, 2010)
-------------------------------------------------
Beginning AUV                          $15.376    $15.228    $10.611     $9.982       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.437    $15.376    $15.228    $10.611       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  4         32         37          7       N/A      N/A        N/A       N/A        N/A

UltraBull Fund (inception May 3, 2010)
--------------------------------------
Beginning AUV                          $13.386    $10.384    $10.911    $10.260       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $22.496    $13.386    $10.384    $10.911       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 30         16          2          2       N/A      N/A        N/A       N/A        N/A

UltraMid-Cap Fund (inception May 3, 2010)
-----------------------------------------
Beginning AUV                          $13.488    $10.180    $11.789    $10.322       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $23.012    $13.488    $10.180    $11.789       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 48         15          2          4       N/A      N/A        N/A       N/A        N/A

UltraNASDAQ-100 Fund (inception May 3, 2010)
--------------------------------------------
Beginning AUV                          $15.644    $11.697    $11.838    $10.310       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $28.010    $15.644    $11.697    $11.838       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 40         24          -          1       N/A      N/A        N/A       N/A        N/A

UltraShort NASDAQ-100 Fund (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                           $4.610     $7.116     $9.144     $9.987       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $2.368     $4.610     $7.116     $9.144       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 85         38         30          -       N/A      N/A        N/A       N/A        N/A

UltraSmall-Cap Fund (inception May 3, 2010)
-------------------------------------------
Beginning AUV                          $11.998     $9.264    $11.413    $10.452       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $22.396    $11.998     $9.264    $11.413       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 39         11         11          6       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Utilities Fund (inception May 3, 2010)
--------------------------------------
Beginning AUV                          $12.462    $12.444    $10.590    $10.138       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.121    $12.462    $12.444    $10.590       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 29         67         96          7       N/A      N/A        N/A       N/A        N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
------------------------------------------------
Beginning AUV                          $10.030     $9.610     $9.980        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.439    $10.030     $9.610        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 34         23          3        N/A       N/A      N/A        N/A       N/A        N/A

American Government Income Fund (inception November 19, 2010)
-------------------------------------------------------------
Beginning AUV                          $10.725    $10.530     $9.860    $10.008       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.673    $10.725    $10.530     $9.860       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 82         36        241         20       N/A      N/A        N/A       N/A        N/A

Diversified Income Fund (inception November 19, 2010)
-----------------------------------------------------
Beginning AUV                          $10.841     $9.720    $10.038    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.688    $10.841     $9.720    $10.038       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                767         54         32        304       N/A      N/A        N/A       N/A        N/A

Equity Income Fund (inception November 19, 2010)
------------------------------------------------
Beginning AUV                          $12.788    $10.719    $10.516    $10.008       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $16.933    $12.788    $10.719    $10.516       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                193         59         53         16       N/A      N/A        N/A       N/A        N/A

High Yield Fund (inception November 19, 2010)
---------------------------------------------
Beginning AUV                          $11.959    $10.309    $10.131    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.898    $11.959    $10.309    $10.131       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,094        337        601      1,233       N/A      N/A        N/A       N/A        N/A

Income Fund (inception November 19, 2010)
-----------------------------------------
Beginning AUV                          $11.667    $10.535    $10.033    $10.000       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.885    $11.667    $10.535    $10.033       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 97        132         21        229       N/A      N/A        N/A       N/A        N/A

Voyager Fund (inception November 19, 2010)
------------------------------------------
Beginning AUV                           $9.926     $8.689    $10.577    $10.060       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.266     $9.926     $8.689    $10.577       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 89         42         48          9       N/A      N/A        N/A       N/A        N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
-------------------
Beginning AUV                          $17.024    $15.821    $17.999    $13.850    $8.763  $15.447    $14.856   $12.271    $10.134
Ending AUV                             $20.597    $17.024    $15.821    $17.999   $13.850   $8.763    $15.447   $14.856    $12.271

Ending number of AUs (000s)                174        157        171        206       220      180        131        86          6

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio
-------------------
Beginning AUV                          $16.455    $14.627    $15.124    $12.548    $9.281  $12.745    $13.023   $11.269    $10.138
Ending AUV                             $22.174    $16.455    $14.627    $15.124   $12.548   $9.281    $12.745   $13.023    $11.269

Ending number of AUs (000s)                445        382        385        421       345      357        197        86         24

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund (inception November 15, 2013)
----------------------------------------------------
Beginning AUV                          $10.029        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.099        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Conservative Strategy Fund (inception November 15, 2013)
--------------------------------------------------------
Beginning AUV                          $10.010        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.020        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  3        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Defensive Strategy Fund (inception November 15, 2013)
-----------------------------------------------------
Beginning AUV                          $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Market Growth Strategy Fund (inception November 15, 2013)
---------------------------------------------------------
Beginning AUV                          $10.029        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.137        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Market Plus Strategy Fund (inception November 15, 2013)
-------------------------------------------------------
Beginning AUV                          $10.039        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.214        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  1        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Moderate Strategy Fund (inception November 15, 2013)
----------------------------------------------------
Beginning AUV                          $10.020        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.039        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
-----------------------------------------------------
Beginning AUV                          $13.441    $11.400    $11.247     $9.696    $6.838  $11.923    $10.600    $9.959        N/A
Ending AUV                             $18.932    $13.441    $11.400    $11.247    $9.696   $6.838    $11.923   $10.600        N/A

Ending number of AUs (000s)                844        718        570        536       506      544        474        80        N/A

Equity Income Portfolio II (inception May 1, 2006)
--------------------------------------------------
Beginning AUV                          $12.101    $10.350    $10.456     $9.113    $7.276  $11.415    $11.080    $9.987        N/A
Ending AUV                             $15.659    $12.101    $10.350    $10.456    $9.113   $7.276    $11.415   $11.080        N/A

Ending number of AUs (000s)                816        636        545        636       471      560        364       125        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
T ROWE PRICE EQUITY SERIES, INC.: (continued)
Health Sciences Portfolio II (inception May 1, 2006)
----------------------------------------------------
Beginning AUV                          $19.613    $14.972    $13.564    $11.763    $8.955  $12.644    $10.742    $9.932        N/A
Ending AUV                             $29.520    $19.613    $14.972    $13.564   $11.763   $8.955    $12.644   $10.742        N/A

Ending number of AUs (000s)                363        299        154         97        90      143        131        35        N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
------------------------------------------------------
Beginning AUV                          $11.992    $11.707    $11.573    $11.252   $10.479  $10.344    $10.001       N/A        N/A
Ending AUV                             $11.978    $11.992    $11.707    $11.573   $11.252  $10.479    $10.344       N/A        N/A

Ending number of AUs (000s)                347        151        272        197       206       99         10       N/A        N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
---------------
Beginning AUV                          $12.497     $9.815    $12.472    $10.934    $7.523  $13.352    $14.026   $12.114    $10.175
Ending AUV                             $14.868    $12.497     $9.815    $12.472   $10.934   $7.523    $13.352   $14.026    $12.114

Ending number of AUs (000s)                286        359        342        341       383      533        566       240         31

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
-----------------------------------------------------------
Beginning AUV                          $11.307    $10.490    $10.295    $10.009       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.450    $11.307    $10.490    $10.295       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                146         52         14          -       N/A      N/A        N/A       N/A        N/A

Strategic Growth Portfolio (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                          $11.272    $10.116    $10.505    $10.022       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.317    $11.272    $10.116    $10.505       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                115         23         13         11       N/A      N/A        N/A       N/A        N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                          $22.918    $17.655    $23.774    $18.743    $8.792  $24.964    $18.140   $13.005    $10.229
Ending AUV                             $25.672    $22.918    $17.655    $23.774   $18.743   $8.792    $24.964   $18.140    $13.005

Ending number of AUs (000s)                443        312        187        358       298       48        133        90         11

Global Gold Fund (inception May 1, 2013)
----------------------------------------
Beginning AUV                           $9.765        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $7.654        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 86        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Global Hard Assets Fund
-----------------------
Beginning AUV                          $25.204    $24.379    $29.178    $22.578   $14.332  $26.602    $18.301   $14.701    $10.143
Ending AUV                             $27.859    $25.204    $24.379    $29.178   $22.578  $14.332    $26.602   $18.301    $14.701

Ending number of AUs (000s)                182        205        218        222       184      159        173       135         20

Multi-Manager Alternatives Fund
-------------------------------
Beginning AUV                          $11.702    $11.548    $11.816    $11.256    $9.885  $11.375    $10.932   $10.061     $9.990
Ending AUV                             $12.292    $11.702    $11.548    $11.816   $11.256   $9.885    $11.375   $10.932    $10.061

Ending number of AUs (000s)                104        118        114        126       135       53         28        45          -

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
Unconstrained Emerging Markets Bond Fund
----------------------------------------
Beginning AUV                          $15.170    $14.373    $13.291    $12.515   $11.809  $11.398    $10.389    $9.757    $10.024
Ending AUV                             $13.779    $15.170    $14.373    $13.291   $12.515  $11.809    $11.398   $10.389     $9.757

Ending number of AUs (000s)                 54         68         98        102       168      208        188        81          2

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception December 30, 2013)
------------------------------------------------
Beginning AUV                           $9.980        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.983        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Capital Growth Portfolio (inception December 30, 2013)
------------------------------------------------------
Beginning AUV                           $9.984        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Diversified Value Portfolio (inception December 30, 2013)
---------------------------------------------------------
Beginning AUV                           $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.017        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Equity Income Portfolio (inception December 30, 2013)
-----------------------------------------------------
Beginning AUV                           $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.989        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Equity Index Portfolio (inception December 30, 2013)
----------------------------------------------------
Beginning AUV                           $9.968        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.000        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Growth Portfolio (inception December 30, 2013)
----------------------------------------------
Beginning AUV                           $9.981        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.020        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

High Yield Bond Portfolio (inception December 30, 2013)
-------------------------------------------------------
Beginning AUV                           $9.983        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.974        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

International Portfolio (inception December 30, 2013)
-----------------------------------------------------
Beginning AUV                          $10.021        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.043        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE TRUST: (continued)
Mid Cap Index Portfolio (inception December 30, 2013)
-----------------------------------------------------
Beginning AUV                           $9.991        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.025        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

REIT Index Portfolio (inception December 30, 2013)
--------------------------------------------------
Beginning AUV                           $9.996        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.937        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Short-Term Investment Grade Portfolio (inception December 30, 2013)
-------------------------------------------------------------------
Beginning AUV                           $9.981        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Small Company Growth Portfolio (inception December 30, 2013)
------------------------------------------------------------
Beginning AUV                          $10.005        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.021        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Total Bond Market Index Portfolio (inception December 30, 2013)
---------------------------------------------------------------
Beginning AUV                           $9.988        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                              $9.962        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Total Stock Market Index Portfolio (inception December 30, 2013)
----------------------------------------------------------------
Beginning AUV                           $9.971        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $10.002        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                  0        N/A        N/A        N/A       N/A      N/A        N/A       N/A        N/A

VARIABLE INSURANCE TRUST (inception November 18, 2012)
Vice Fund
---------
Beginning AUV                          $10.180    $10.000        N/A        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $13.751    $10.180        N/A        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                 72          2          0        N/A       N/A      N/A        N/A       N/A        N/A

VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
International Series
--------------------
Beginning AUV                          $11.836    $10.159     $9.800        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.758    $11.836    $10.159        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                222        120          1        N/A       N/A      N/A        N/A       N/A        N/A

Multi-Sector Fixed Income Series
--------------------------------
Beginning AUV                          $11.549    $10.069     $9.993        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $11.809    $11.549    $10.069        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                270        800         90        N/A       N/A      N/A        N/A       N/A        N/A

--------------------------------------------------------------------------------

                                          2013       2012       2011       2010      2009     2008       2007      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011) (continued)
Premium AlphaSector Series
--------------------------
Beginning AUV                          $11.474    $10.366    $10.014        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $14.768    $11.474    $10.366        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)              1,178        340         28        N/A       N/A      N/A        N/A       N/A        N/A

Real Estate Securities Series
-----------------------------
Beginning AUV                          $12.477    $10.667    $10.087        N/A       N/A      N/A        N/A       N/A        N/A
Ending AUV                             $12.589    $12.477    $10.667        N/A       N/A      N/A        N/A       N/A        N/A

Ending number of AUs (000s)                175        124         11        N/A       N/A      N/A        N/A       N/A        N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
--------------
Beginning AUV                          $21.690    $18.422    $18.345    $13.534    $9.647  $17.336    $14.172   $12.362    $10.259
Ending AUV                             $31.190    $21.690    $18.422    $18.345   $13.534   $9.647    $17.336   $14.172    $12.362

Ending number of AUs (000s)                352        106         70         71        22       17         42        32          -

Opportunity Fund
----------------
Beginning AUV                          $16.373    $14.173    $15.001    $12.121    $8.205  $13.697    $12.845   $11.446    $10.147
Ending AUV                             $21.396    $16.373    $14.173    $15.001   $12.121   $8.205    $13.697   $12.845    $11.446

Ending number of AUs (000s)                 21         23         26         16        35       23         20        16          8

Small Cap Value Fund (inception November 9, 2007)
-------------------------------------------------
Beginning AUV                          $10.391     $9.115     $9.829     $8.383    $5.233   $9.438     $9.821       N/A        N/A
Ending AUV                             $11.924    $10.391     $9.115     $9.829    $8.383   $5.233     $9.438       N/A        N/A

Ending number of AUs (000s)                 49         40         37         16        90        1          -       N/A        N/A

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
-----                                                   ---------------   -------------       ------------       ---------
California ........................................                            X                 2.35%             0.50%

Maine..............................................           X                                  2.00%(1)

Nevada.............................................                            X                 3.50%

South Dakota.......................................           X                                  1.25%(2)

Texas .............................................                            X                 0.04%(3)          0.04%

West Virginia......................................                            X                 1.00%             1.00%

Wyoming............................................           X                                  1.00%

NOTE: The above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."

      Premium payments listed above include premiums paid via 1035 exchange or other transfer.

--------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company
01/2014

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your personal data to an outside vendor to obtain current address information. We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o     Health data

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

      o Insurance companies, agents, reinsurers, investment advisers, broker dealers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing or research services for us

      o Service providers that perform legal, audit, or administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department: 10350 Ormsby Park Place
                             Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------

                            (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0513) dated May 1, 2014 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:

Name:___________________________________________________________________________


Mailing Address:________________________________________________________________

                                   Sincerely,

________________________________________________________________________________
                                  (Signature)

--------------------------------------------------------------------------------

(c) 2014, Jefferson National Life Insurance Company      JNL-MNTADV-PROS-G-05-14

                      STATEMENT OF ADDITIONAL INFORMATION

                          INDIVIDUAL VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                      AND

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

              ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                           PHONE: (866) 667-0561 (TOLL FREE)

                                  May 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2014. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                          TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINISTRATION                                                              B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-8

FINANCIAL STATEMENTS                                                        B-8

                              GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner.

The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $129,000 for single filers, $191,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014). However, for single filers with modified adjusted gross income in excess of $114,000, but less than $129,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $181,000, but less than $191,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                               PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include fixed payments

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated December 31, 2014.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
================================================================================

INDEPENDENT AUDITOR'S REPORT                                                 3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and Surplus
    as of December 31, 2013 and 2012                                           5

  Statements of Operations for the Years Ended December 31,
    2013, 2012 and 2011                                                        6

  Statements of Changes in Capital and Surplus for the Years Ended
    December 31, 2013, 2012 and 2011                                           7

  Statements of Cash Flows for the Years Ended December 31,
    2013, 2012 and 2011                                                        8

  Notes to Statutory Basis Financial Statements                             9-37

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION                     38

SUPPLEMENTARY INFORMATION:

  Selected Financial Data                                                  39-40

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]              Tel: +212 885-8000            100 Park Avenue
                        Fax: +212 697-1299            New York, NY 10017
                        www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2013, 2012 and 2011, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE STATUTORY BASIS FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/ BDO USA, LLP

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                 2013          2012
---------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost                             $   427,277   $   446,337
  Preferred stock                                           5,286         6,899
  Common stock                                              4,388         9,533
  Mortgage loan trusts                                     19,170        13,219
  Mortgage loans on real estate                             1,801         1,991
  Investment in real estate                                 1,245         1,060
  Policyholder loans                                        6,517         6,756
  Cash and short-term investments                          17,149        13,508
  Other invested assets                                         -         1,961
  Derivatives                                                   -            14
---------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          482,833       501,278
ACCRUED INVESTMENT INCOME                                   3,437         4,409
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,017         2,723
DEFERRED TAX ASSET                                            550           369
OTHER ADMITTED ASSETS                                       3,333         2,680
SEPARATE ACCOUNT ASSETS                                 2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                           $ 3,053,451   $ 2,259,354
=================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Policy and contract reserves                          $   211,580   $   215,982
  Claim reserves                                              (44)         (109)
  Accounts payable and accrued expenses                       147           532
  Payable on reinsurance                                  181,416       191,581
  Due to parent and affiliates                                188         1,846
  Asset valuation reserve                                   2,849         2,711
  Interest maintenance reserve                              5,891         5,530
  Transfers from separate accounts                         (1,322)       (1,962)
  Borrowed money                                           36,379        44,700
  Other liabilities                                        15,639         9,172
  Separate account liabilities                          2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 3,014,004     2,217,878
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and
    outstanding                                             5,009         5,009
  Paid-in surplus                                          42,165        42,165
  Unassigned deficit                                      (11,358)      (10,725)
  Special surplus funds                                     3,631         5,027
---------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            39,447        41,476
---------------------------------------------------------------------------------
      TOTAL LIABILITIES, CAPITAL AND SURPLUS          $ 3,053,451   $ 2,259,354
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012       2011
---------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other
    considerations                          $  741,073   $  420,804   $ 275,695
  Net investment income                         21,391       23,054      26,473
  Reserve adjustment on reinsurance
    ceded                                       (3,968)      (6,345)     (6,538)
  Commission and expense allowances on
    reinsurance ceded                            1,994        1,873       3,083
  Amortization of interest maintenance
    reserve                                        738          676         492
  Fee income                                     5,951        5,921       6,511
  Other revenues                                 9,002        7,037       6,060
---------------------------------------------------------------------------------
      TOTAL REVENUES                           776,181      453,020     311,776
---------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits               194,199      157,487     141,910
  Increase (decrease) in policy and
    contract reserves                           (4,479)         458       1,334
  Other benefits                                 3,139        3,768       3,606
  Commissions                                    1,357        1,667       1,751
  General and administrative expenses           18,831       15,280      17,622
  Taxes, licenses and fees                         433          437         135
  Net transfers to separate accounts           553,436      262,923     133,990
  Decrease in funds withheld                    13,248       10,605      10,608
  Interest maintenance reserve released
    on reinsurance transaction                  (3,505)           -           -
  Other expenses                                    92           80          80
---------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES              776,751      452,705     311,036
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE FEDERAL INCOME TAX
        PROVISION AND NET REALIZED
        CAPITAL LOSSES                            (570)         315         740
FEDERAL INCOME TAX PROVISION                       181            -           -
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE NET REALIZED CAPITAL
        LOSSES                                    (751)         315         740
NET REALIZED CAPITAL LOSSES, NET OF
  TRANSFERS TO IMR                                (342)      (3,242)     (5,532)
---------------------------------------------------------------------------------
NET LOSS                                    $   (1,093)  $   (2,927)  $  (4,792)
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012        2011
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR      $   41,476   $   47,174   $  31,314
---------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss                                      (1,093)      (2,927)     (4,792)
  Change in net unrealized capital gains
    (losses)                                       452          211        (591)
  Change in deferred income tax                    181      (19,478)      3,520
  Change in nonadmitted assets                     (35)      19,586      (3,524)
  Change in asset valuation reserve               (138)      (1,612)        (83)
  Paid-in surplus                                    -            -      15,175
  Change in surplus as a result of
    reinsurance, net of tax                     (1,396)      (1,478)     (2,330)
  Increase in surplus due to quasi
    reorganization                                   -            -       8,485
---------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                (2,029)      (5,698)     15,860
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR            $   39,447   $   41,476   $  47,174
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                       2013            2012            2011
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                  $ 741,073       $ 420,804       $ 275,695
  Net investment income                                     18,480          18,533          22,240
  Miscellaneous income                                      16,947          14,831          15,654
----------------------------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                              776,500         454,168         313,589
----------------------------------------------------------------------------------------------------
  Benefit and loss related payments                        200,765         167,396         152,875
  Net transfers to separate accounts                       552,796         262,030         132,775
  Commissions, expenses paid and aggregate
    write-ins for deductions                                30,348          28,055          30,359
  Federal and foreign income taxes paid                        369               -               -
----------------------------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                      784,278         457,481         316,009
----------------------------------------------------------------------------------------------------
        NET CASH USED IN
          OPERATING ACTIVITIES                              (7,778)         (3,313)         (2,420)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
      Bonds and stocks                                     132,103         180,166         168,402
      Mortgage loans                                         1,378             617           1,065
      Derivatives                                                -               -             231
      Other invested assets                                  2,662           2,236             102
      Miscellaneous proceeds                                    61             334               -
----------------------------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                          136,204         183,353         169,800
----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks                                       (97,984)       (199,376)       (337,126)
    Mortgage loans                                          (7,173)              -            (875)
    Real estate                                               (529)              -            (609)
    Other invested assets                                        -          (1,033)           (491)
    Miscellaneous investments                                    -              (5)            (25)
----------------------------------------------------------------------------------------------------
        TOTAL COST OF INVESTMENTS ACQUIRED                (105,686)       (200,414)       (339,126)
----------------------------------------------------------------------------------------------------
  Net decrease in policy loans                                 203             444             705
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          INVESTING ACTIVITIES                              30,721         (16,617)       (168,621)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Borrowed money                                          (8,320)         (8,069)        (13,828)
    Net deposit-type contract fund and other
      liabilities                                               77           1,402          (1,408)
    Other cash applied                                     (11,059)         (7,333)            861
    Paid-in surplus                                              -               -          15,175
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                            (19,302)        (14,000)            800
----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
  INVESTMENTS                                                3,641         (33,930)       (170,241)
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                         13,508          47,438         217,679
----------------------------------------------------------------------------------------------------
  End of year                                            $  17,149       $  13,508       $  47,438
====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2013, 2012 and 2011:

                                              2013          2012         2011
--------------------------------------------------------------------------------
California                                      12%           11%          10%
Florida                                         10%            8%           6%
Texas                                            8%           10%          11%
Massachusetts                                    6%            8%           9%
Ohio                                             6%           N/A          N/A
================================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $890 and $1,072 at December 31, 2013 and 2012, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2013, 2012 and 2011 is as follows:

                                                  Net Loss                    Capital and Surplus
                                       -------------------------------  --------------------------------
                                           Year Ended December 31,                December 31,
                                       -------------------------------  --------------------------------
                                           2013       2012       2011       2013       2012       2011
--------------------------------------------------------------------------------------------------------
Statutory amounts                      $ (1,093)  $ (2,927)  $ (4,792)  $ 39,447   $ 41,476   $ 47,174
Add (deduct) adjustments:
  Investments                            (1,186)      (284)     1,875      7,897     26,220     15,010
  Deferred acquisition costs and
    valuation of business acquired          (18)      (141)    (2,365)    17,418     14,607     16,445
  Goodwill and other intangibles              -          -     (2,400)     5,218      5,218      4,146
  Nonadmitted assets                          -          -          -          -          -        136
  Policy reserves                           794      2,435      3,365     (1,099)    (1,938)    (4,399)
  Ceding commissions                     (1,396)    (1,478)    (2,329)         -          -          -
  Fixed assets                              146          -          -        146          -          -
  Deferred taxes                            118          -          -        (63)
  Other                                      (1)         4         (3)         4         10          4
--------------------------------------------------------------------------------------------------------
GAAP-basis amounts                     $ (2,636)  $ (2,391)  $ (6,649)  $ 68,968   $ 85,593   $ 78,516
========================================================================================================

                                       11

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in ten trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 30.77%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

DERIVATIVES - The Company held S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

death benefit rider. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

OTHER INVESTED ASSETS - Other invested assets represented an investment in a limited partnership interest. The partnership wholly owned an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The position was sold in October 2013.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2013, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2013, the years still subject to examination by a taxing authority are 2010 through 2012.

DEFERRED INCOME TAXES

In 2013 and 2012, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

ESTIMATES

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior period balances have been reclassified to conform to the current year presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The Company adopted SSAP No. 103 effective January 1, 2013. The adoption of this guidance did not have any impact on the Company's results of operations, financial position or liquidity.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2013 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,742   $   213   $   (58)   $  7,897
  States and political subdivisions                       3,586         5      (149)      3,442
  Corporate bonds                                       183,349     6,373    (5,901)    183,821
  Mortgage-backed securities:
    U.S. government agencies                             28,607       621      (851)     28,377
    Corporate                                           203,993    17,261    (1,008)    220,246
------------------------------------------------------------------------------------------------
                                                        427,277    24,473    (7,967)    443,783
Preferred stock                                           5,286        21      (227)      5,080
Common stock                                              4,388         -         -       4,388
------------------------------------------------------------------------------------------------
Total                                                  $436,951   $24,494   $(8,194)   $453,251
================================================================================================

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,659   $   351   $     -    $  8,010
  States and political subdivisions                       5,620       407        (8)      6,019
  Corporate bonds                                       186,239    14,858      (134)    200,963
  Mortgage-backed securities:
    U.S. government agencies                             23,464     1,633         -      25,097
    Corporate                                           223,355    15,892      (303)    238,944
------------------------------------------------------------------------------------------------
                                                        446,337    33,141      (445)    479,033
Preferred stock                                           6,899        68      (302)      6,665
Common stock                                              9,534         -        (1)      9,533
------------------------------------------------------------------------------------------------
Total                                                  $462,770   $33,209   $  (748)   $495,231
================================================================================================

As of December 31, 2013 and 2012, the Company had fixed maturity securities with a statement value of $12,956 and $12,905, respectively, on deposit with various state regulatory agencies. As of December 31, 2013 and 2012, the Company had mortgage-backed securities with a carrying value of $42,003 and $44,118, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2013 are as follows:

                                                                           NAIC
                                                         Amortized       Market
                                                              Cost        Value
--------------------------------------------------------------------------------
Due in one year or less                                   $    722     $    733
Due after one year through five years                       35,085       36,887
Due after five years through ten years                     123,167      122,737
Due after ten years                                         35,703       34,804
Mortgage-backed securities                                 232,600      248,622
--------------------------------------------------------------------------------
Total                                                     $427,277     $443,783
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2013, 2012 and 2011, proceeds from the sales and maturities of fixed maturity securities were $132,103, $180,166 and $168,402, respectively.

Net realized capital gains (losses) for 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31, 2013
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  5,489      $  (406)    $        -     $ 5,083
Preferred stock                                   -         (404)          (209)       (613)
Common stock                                      -            -            (51)        (51)
Mortgage loans                                    -            -            (48)        (48)
Derivatives                                       -          (14)             -         (14)
Real estate                                      24            -           (245)       (221)
Other invested assets                           126            -              -         126
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         5,639         (824)          (553)      4,262
Transfer to IMR                              (4,604)           -              -      (4,604)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  1,035      $  (824)    $     (553)    $  (342)
=============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31, 2012
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  8,906      $(6,402)    $     (719)    $ 1,785
Preferred stock                                  35            -           (406)       (371)
Common stock                                      -            -         (1,977)     (1,977)
Mortgage loans                                   11            -              -          11
Derivatives                                       -        (335)              -        (335)
Real estate                                       -         (24)            (72)        (96)
Other invested assets                            52            -              -          52
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         9,004       (6,761)        (3,174)       (931)
Transfer to IMR                              (2,311)           -              -      (2,311)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  6,693      $(6,761)    $   (3,174)    $(3,242)
=============================================================================================

YEAR ENDED DECEMBER 31, 2011
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  2,943      $  (491)    $   (5,006)    $(2,554)
Preferred stock                                  40          (39)        (1,571)     (1,570)
Mortgage loans                                    -            -            (11)        (11)
Derivatives                                       -         (163)             -        (163)
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         2,983         (693)        (6,588)     (4,298)
Transfer to IMR                              (2,548)           -          1,314      (1,234)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $    435      $  (693)    $   (5,274)    $(5,532)
=============================================================================================

During 2011, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,373 and $16,886, respectively, with an aggregate fair value of $16,470 and $17,471, respectively. Those holdings amounted to 3.8% of the Company's investments in bonds at both December 31, 2013 and 2012, and 3.3% of the Company's total admitted assets at both December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14 which expired on June 28, 2013. The puts contained market risk since the market value was derived from movements in the S&P 500 and the expiration date of the contract. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2013, the Company reported realized losses of $14 and $335 related to the puts in the years ended December 31, 2013 and 2012, respectively.

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2013, 2012 and 2011, including accrual of discount and amortization of premiums, arose from the following sources:

                                               2013         2012           2011
---------------------------------------------------------------------------------
Bonds                                      $ 20,383      $21,966     $   25,505
Preferred stock                                 409          511            730
Common stock                                    304          455            339
Mortgage loans on real estate                 1,025          986          1,126
Policy loans                                    398          422            461
Cash and short-term investments                   8            4              4
Other invested assets                           397          608            779
Miscellaneous investment income                  75            2              5
---------------------------------------------------------------------------------
  Total gross investment income              22,999       24,954         28,949
Investment expense                             (751)        (772)        (1,074)
Interest expense                               (857)      (1,128)        (1,402)
---------------------------------------------------------------------------------
Net investment income                      $ 21,391      $23,054     $   26,473
=================================================================================

There was no accrued investment income excluded from surplus during 2013, 2012 and 2011.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2013 and 2012 follow:

DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------
                                    Less Than 12 Months     12 Months or More
                                     in Unrealized Loss    in Unrealized Loss            Total
                                   ----------------------  -------------------  -------------------------
                                       NAIC                   NAIC                   NAIC
                                     Market  Unrealized     Market  Unrealized     Market    Unrealized
                                      Value      Losses      Value      Losses      Value        Losses
---------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $  2,966  $     (149)   $     -  $        -  $   2,966  $       (149)
  States and political
    subdivisions                      3,535         (58)         -           -      3,535           (58)
Corporate bonds                      75,684      (4,844)     8,515      (1,057)    84,199        (5,901)
Mortgage-backed securities:
    U.S. government agencies         16,356        (851)         -           -     16,356          (851)
    Corporate                        15,705        (955)       564         (53)    16,269        (1,008)
---------------------------------------------------------------------------------------------------------
Total debt securities               114,246      (6,857)     9,079      (1,110)   123,325        (7,967)
Preferred stock                       4,015        (227)         -           -      4,015          (227)
Common stock                              -           -          -           -          -             -
---------------------------------------------------------------------------------------------------------
Total                             $ 118,261  $   (7,084)   $ 9,079  $   (1,110) $ 127,340  $     (8,194)
=========================================================================================================
Number of positions held                119                     10                    129
=========================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2012
---------------------------------------------------------------------------------------------------------
                                     Less Than 12 Months     12 Months or More
                                     in Unrealized Loss      in Unrealized Loss             Total
                                   -----------------------  --------------------  ------------------------
                                       NAIC                    NAIC                    NAIC
                                     Market   Unrealized     Market   Unrealized     Market    Unrealized
                                      Value       Losses      Value       Losses      Value        Losses
-----------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $      -   $        -    $     -   $        -  $       -   $         -
  States and political
    subdivisions                      1,492           (8)         -            -      1,492            (8)
Corporate bonds                      18,024         (134)         -            -     18,024          (134)
Mortgage-backed securities:
    U.S. government agencies              -            -          -            -          -             -
    Corporate                             -            -      9,763         (303)     9,763          (303)
-----------------------------------------------------------------------------------------------------------
Total debt securities                19,516         (142)     9,763         (303)    29,279          (445)
Preferred stock                           -            -      3,103         (302)     3,103          (302)
Common stock                              -            -      5,000           (1)     5,000            (1)
-----------------------------------------------------------------------------------------------------------
Total                              $ 19,516   $     (142)   $17,866   $     (606) $  37,382    $     (748)
===========================================================================================================
Number of positions held                 19                       5                      24
===========================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2013 and 2012, the Company had $1,931,069 and $2,078,647,
respectively, of individual and group life insurance in force. On $282,725 and $215,782 of insurance in force as of December 31, 2013 and 2012, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,490 and $1,613 at December 31, 2013 and 2012, respectively. The Company has ceded 100% of its life reserves at December 31, 2013 and 2012.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") -- Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM dEATH BENEFIT ("GMDB") -- These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

At December 31, 2013, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     416,574  $      21,448  $       17,264
GMIB                                     14,958            259               -
GMWB                                      2,648              1               -
================================================================================

At December 31, 2012, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     397,209  $      24,690  $       19,780
GMIB                                     15,167            695               4
GMWB                                      2,759              4               -
================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2013 and 2012. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2013 and 2012 is as follows:

                                                          2013            2012
--------------------------------------------------------------------------------
                                                       (in the event of death)
Return of net deposit:
  Account value                                        229,996         222,484
  Net amount at risk                                    16,851          22,649
  Average attained age of contract holders                  55              54
Return of net deposits plus a minimum return           181,911         169,968
Net amount at risk                                     115,813         139,697
Average attained age of contract holders                    64              63
Guaranteed minimum return                                    5%              5%
Highest specified anniversary account value minus:
  Withdrawals post-anniversary:
    Account value                                        4,667           4,756
    Net amount at risk                                     467             845
    Average attained age of contract holders                66              65
================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,423 and $14,555 at December 31, 2013 and 2012, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2013 and 2012 are as follows:

                                                                      2013        2012
----------------------------------------------------------------------------------------
Asset type:
  Domestic equity                                             $    234,179  $  194,502
  International equity                                              34,944      30,441
  Bonds                                                             29,906      46,246
  Balanced bond/equity                                              21,268      19,875
----------------------------------------------------------------------------------------
      Total                                                        320,297     291,064
Money market                                                        22,302      28,307
----------------------------------------------------------------------------------------
      Total                                                   $    342,599  $  319,371
========================================================================================
Percent of total variable annuity separate account values             13.4%       18.3%
========================================================================================

At December 31, 2013, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          2013
                                                              ----------------------------
                                                                    Amount    % of Total
------------------------------------------------------------------------------------------
A.      Subject to discretionary withdrawal:
    1.   With market value adjustment                         $        540             -%
    2.   At book value less current surrender charge of 5% or
         more                                                        5,779            .2
    3.   At fair value                                           2,559,386          84.9
------------------------------------------------------------------------------------------
    4.   Total with adjustment or at fair value                  2,565,705          85.1
    5.   At book value without adjustment (minimal or no
         charge or adjustment)                                     427,175          14.2
B.      Not subject to discretionary withdrawal                     21,260            .7
------------------------------------------------------------------------------------------
C.      Total (gross: direct + assumed)                          3,014,140         100.0%
                                                                              ============
D.      Reinsurance ceded                                         (247,079)
----------------------------------------------------------------------------
E.      Total (net) (C) + (D)                                 $  2,767,061
============================================================================

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2013 and 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are as follows:

                                                                                                                    NAIC
                                                                                                                Carrying
Description                                              Level 1      Level 2      Level 3          Total          Value
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                             $          -   $  343,799   $   99,984   $    443,783   $    427,277
  Preferred stock                                          5,034           46            -          5,080          5,286
  Common stock                                             2,604            -        1,784          4,388          4,388
  Separate account assets                              2,561,281            -            -      2,561,281      2,561,281
  Cash and short-term investments                              -       17,149            -         17,149         17,149
--------------------------------------------------------------------------------------------------------------------------
                                                    $  2,568,919   $  360,994   $  101,768   $  3,031,681   $  3,015,381
==========================================================================================================================
LIABILITIES
Separate account liabilities                        $  2,561,201   $        -   $        -   $  2,561,281   $  2,561,281
==========================================================================================================================

Prior to 2013, the Company classified its investments in registered investment companies by the separate accounts as Level 2. The fair value of investments in registered management companies at December 31, 2013 was reclassified from Level 2 to Level 1.

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2013:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                              Balance at
                            January 1,        Into      Out of   Included in   Included in                                December
                                  2013     Level 3     Level 3        Income       Surplus   Purchases,        Sales      31, 2013
------------------------------------------------------------------------------------------------------------------------------------
Bonds                          $97,707           -           -   $     5,880   $       (58)  $   33,558   $  (37,103)  $    99,984
Preferred stock                    209           -           -          (209)            -            -            -             -
Common stock                     6,835           -           -           (51)            -            -       (5,000)        1,784
Other invested assets            1,961           -           -           126           452            -       (2,539)            -
====================================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                                              NAIC
                                                                                                                          Carrying
Description                                                      Level 1        Level 2      Level 3          Total          Value
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                                         $      -    $   381,326   $   97,707   $    479,033    $   446,337
  Preferred stock                                                  6,405             51          209          6,665          6,899
  Common stock                                                     2,698              -        6,835          9,533          9,533
  Other invested assets                                                -              -        1,961          1,961          1,961
  Derivatives                                                          -             14            -             14             14
  Separate account assets                                              -      1,747,895            -      1,747,895      1,747,895
  Cash and short-term investments                                      -         13,508            -         13,508         13,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                $  9,103    $ 2,142,794   $  106,712   $  2,258,609    $ 2,226,147
====================================================================================================================================
LIABILITIES
Separate account liabilities                                    $      -    $ 1,747,895   $        -   $  1,747,895    $ 1,747,895
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2012 are as follows:

                                                                Total Gains   Total Gains
                            Balance at  Transfers    Transfers     (Losses)      (Losses)                        Balance at
                            January 1,       into       Out of  Included in   Included in                          December
                                  2012    Level 3      Level 3       Income       Surplus  Purchases      Sales    31, 2012
-----------------------------------------------------------------------------------------------------------------------------
Bonds                     $     87,245  $       -  $         -  $      (443) $      9,484  $  28,283  $ (26,862) $   97,707
Preferred stock                  1,505          -            -         (406)            -          -       (890)        209
Common stock                     7,288          -            -       (1,977)          634        890          -       6,835
Other invested assets            2,455          -            -            -          (452)         -        (42)      1,961
=============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2013 and 2012 are as follows:

DECEMBER 31, 2013
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       19,170   $   19,170
Mortgage loans on real estate                    1,801        1,801
Real estate                                      1,245        1,245
Policy loans                                     6,517        6,517
====================================================================
LIABILITIES
Policy and contract reserves            $      211,580   $  212,157
Borrowed money                                  36,379       36,379
====================================================================

DECEMBER 31, 2012
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       13,219   $   13,219
Mortgage loans on real estate                    1,991        1,991
Real estate                                      1,060        1,060
Policy loans                                     6,756        6,756
====================================================================
LIABILITIES
Policy and contract reserves            $      215,982   $  216,888
Borrowed money                                  44,700       44,700
====================================================================

7. BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2013, the Company owned $2,604 of FHLB common stock and had pledged RMBS and certificates of deposit with a carrying value of $42,003 as collateral. At December 31, 2012, the Company owned $2,698 of FHLB capital stock and has pledged collateral of $44,118 in carrying value of RMBS securities. As of December 31, 2013, the Company had drawn $71,000 in FHLB advances with an unpaid balance of

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

$36,318. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas
("Conseco"). The total reserves transferred under these agreements were $306,064 and $313,962 for the years ended December 31, 2013 and 2012, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,106 and $19,538 of its $17,253 and $19,772, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2013 and 2012, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $173,556 and $183,906 as of December 31, 2013 and 2012, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2013 and 2012 were $3,631 and $5,027, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2013 and 2012, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
==============================================================================

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                 2013        2012        2011
-------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $ 27,694    $ 31,440    $ 32,623
Policyholder benefits                          44,522      42,386      44,584
Change in insurance and annuity reserves      (19,612)    (16,472)    (19,592)
Policy and contract reserves                  550,690     571,025     588,353
==============================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2013, the balance of annuity business ceded to SRUS was approximately $56,100 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2013 and 2012. During 2013, 2012 and 2011, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2013, 2012 and 2011 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $204, $483 and $54 as of December 31, 2013, 2012 and 2011, respectively):

YEAR ENDED DECEMBER 31,                       2013           2012            2011
-----------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums                      $     3,428     $    3,998     $     4,652
  Reinsurance ceded                         (3,428)        (3,998)         (4,652)
-----------------------------------------------------------------------------------
    Total premiums                     $         -     $        -     $         -
===================================================================================
Long duration contracts:
  Direct premiums                      $   765,135     $  447,706     $   303,523
  Reinsurance assumed                            -             57              89
  Reinsurance ceded                        (24,266)       (27,442)        (27,971)
-----------------------------------------------------------------------------------
    Total premiums                     $   740,869     $  420,321     $   275,641
===================================================================================

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2013 and 2012, the Company has estimated probable recoveries through premium tax credits to be $484 and $495, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2013, 2012 and 2011 consist of the following major components:

YEAR ENDED DECEMBER 31,                          2013          2012       2011
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income                          $     181      $      -    $     -
Prior year overaccrual of tax                       -             -          -
--------------------------------------------------------------------------------
Current income taxes incurred               $     181      $      -    $     -
================================================================================

As of December 31, 2013, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2013 and 2012 are as follows:

                                                                   2013                                     2012
                                            --------------------------------------------  ------------------------------------------
                                                  Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                      $    22,846   $      2,408   $    25,254   $     22,119   $     2,821   $    24,940
Gross deferred tax liabilities                         153              -           153            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
                                                    22,693          2,408        25,101         21,899         2,821        24,720
Less: Nonadmitted deferred tax
    assets                                               -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
    Net admitted deferred tax
      assets before statutory
      valuation allowance                           22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================
Increase (decrease) in
  nonadmitted gross deferred tax
  assets                                       $         -   $          -   $         -   $          -   $         -   $         -
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2013 and 2012 are as follows:

                                                               2013                                         2012
                                            --------------------------------------------  ------------------------------------------
DECEMBER 31,                                      Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax
  differences in:
    Net operating loss
      carryforward                             $     9,343   $          -   $     9,343   $     10,061   $         -   $    10,061
    Capital loss carryforward                            -          1,324         1,324              -         1,778         1,778
    Insurance reserves                               3,329              -         3,329          3,579             -         3,579
    Section 807(f) reserve basis
      change                                             4              -             4          1,639             -         1,639
    Proxy DAC                                       10,171              -        10,171          6,840             -         6,840
    Investments                                          -          1,084         1,084              -         1,043         1,043
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTAs                                  22,847          2,408        25,255         22,119         2,821        24,940
------------------------------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs                                         -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Fixed assets                                       105              -           105            154                         154
    Investments                                         49              -            49             66             -            66
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTLs                                     154              -           154            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
        Net admitted deferred tax
          assets before statutory
          valuation allowance                       22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The significant book to tax differences in 2013, 2012 and 2011 are as follows:

                                                 2013         2012         2011
---------------------------------------------------------------------------------
Statutory income (loss) before taxes         $   (570)   $     315    $     740
Net realized capital losses                      (342)      (3,242)      (5,532)
---------------------------------------------------------------------------------
      Total pre-tax statutory loss           $   (912)   $  (2,927)   $  (4,792)
=================================================================================
Benefit/provision at Federal statutory
  rate (35%)                                 $   (319)   $  (1,024)   $  (1,677)
---------------------------------------------------------------------------------
Amounts related to prior years                      -            -       (4,546)
IMR/AVR                                           126          572         (172)
Tax exempt income / DRD                            (2)         102
Fines and penalties                                 6            2            9
True up DTA/other                                 (10)         348        6,386
---------------------------------------------------------------------------------
      Total adjustments                           120        1,024        1,677
---------------------------------------------------------------------------------
      Federal income tax benefit before
        change in statutory valuation
        allowance                                (199)           -            -
Change in statutory valuation allowance           199            -
---------------------------------------------------------------------------------
Net Federal tax expense                      $      -    $       -    $       -
=================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2013 and 2012, the Company had operating loss carryforwards of approximately $26,693 and $28,747 after write-off for amounts expected to expire unused, respectively, which begin to expire in 2018. As of December 31, 2013 and 2012, the Company had capital loss carryforwards of approximately $3,783 and $5,080, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2013, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,230 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2013.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, is eligible to join the consolidated Federal tax return filing of its parent company, JN Financial.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                  2013         2012
---------------------------------------------------------------------------------
Total capital and surplus                                $  39,447   $   41,476
Adjustments:
  AVR                                                        2,849        2,711
  Furniture and equipment                                        -       (1,072)
Dividend liability                                               -            -
Sub AVR                                                          -            -
Sub dividend liability                                           -            -
P&C non-tabular discounts and/or alien insurance
  subsidiary - other                                             -            -
Hedging fair value adjustment                                    -            -
Credit for capital notes                                         -            -
---------------------------------------------------------------------------------
          Total adjusted capital                            42,296       43,115
Less: Deferred tax asset                                       550            -
---------------------------------------------------------------------------------
          Total adjusted capital ExDTA                   $  41,746   $   43,115
=================================================================================
Authorized control level risk-based capital              $   3,776   $    4,400
=================================================================================
Total adjusted capital ExDTA/Authorized control
  level risk-based capital                                   1,105%         980%
=================================================================================

11. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2013, 2012 and 2011, operating expenses of $17,761, $14,577 and $17,053, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $188 and $1,846 at December 31, 2013 and 2012, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2013, 2012 and 2011 under these agreements was $2,066, $1,718 and $1,024, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2013 and 2012, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013 and 2012 are as follows:

YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                            2013                         2012
                                             -----------------------------   -------------------------------
                                                  Separate           Non-          Separate           Non-
                                             Accounts With     Guaranteed     Accounts With     Guaranteed
                                                Guarantees       Separate        Guarantees       Separate
                                                Nonindexed       Accounts        Nonindexed       Accounts
------------------------------------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                             $           -   $    740,882    $            -    $   416,490
============================================================================================================
For accounts with assets at market value     $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value adjustment         $         490   $          -    $          495    $         -
        At market value                                  -      2,557,687                 -      1,743,940
    Not subject to discretionary
      withdrawal                                         -          1,782                 -          1,498
------------------------------------------------------------------------------------------------------------
          Total separate account
            liabilities                      $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,                               2013       2012       2011
----------------------------------------------------------------------------------
Transfers to separate accounts                    $740,899   $416,499   $274,742
Transfers from separate accounts                   189,888    155,570    142,228
----------------------------------------------------------------------------------
Net transfers to separate accounts                $551,011   $260,929   $132,514
==================================================================================

13. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $276 and $319 at December 31, 2013 and 2012, respectively, and was included in other liabilities. The expenses for these plans were $21 and $11 at December 31, 2013 and 2012, respectively. The discount rate used in determining the benefit obligation was 5.25% .

14. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2013 was $(570). Statutory surplus with regards to policyholders as of December 31, 2013 was $39,447. The Company had no earned surplus as of December 31, 2013. The maximum dividend payout which may be made without prior approval in 2013 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, 2012 and 2011, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 31, 2014, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTARY INFORMATION

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP

New York, New York

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
----------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                     $     258
  Other bonds (unaffiliated)                                              20,125
  Preferred stock (unaffiliated)                                             409
  Common stock                                                               304
  Mortgage loans on real estate                                            1,025
  Policy loans                                                               398
  Cash and short-term investments                                              8
  Other invested assets                                                      397
  Miscellaneous investment income                                             75
----------------------------------------------------------------------------------
      GROSS INVESTMENT INCOME                                          $  22,999
==================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity - statement value:
  Due within one year or less                                          $  15,551
  Over 1 year through 5 years                                             91,502
  Over 5 years through 10 years                                          179,959
  Over 10 years through 20 years                                          72,067
  Over 20 years                                                           75,388
----------------------------------------------------------------------------------
      TOTAL BY MATURITY                                                $ 434,467
==================================================================================
BONDS BY CLASS - STATEMENT VALUE:
  Class 1                                                              $ 348,401
  Class 2                                                                 71,373
  Class 3                                                                 14,472
  Class 4                                                                      -
  Class 5                                                                    221
  Class 6                                                                      -
----------------------------------------------------------------------------------
      TOTAL BY CLASS                                                   $ 434,467
==================================================================================
Total bonds publicly traded                                            $ 298,805
Total bonds privately placed                                             135,662

Preferred stocks - statement value                                         5,286
Short-term investments - book value                                        7,190
Cash on deposit                                                            9,958
==================================================================================
LIFE INSURANCE IN-FORCE:
  Ordinary                                                             $     246
==================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
---------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                  $  81,708
  Group life                                                                    1,661

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        1,361
  Ordinary - involving life contingencies - amount of income payable            1,992
  Group - not involving life contingencies - amount of income payable             104
  Group - involving life contingencies - amount of income payable                 376

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                          328
    Deferred - fully paid account balance                                      17,294
    Deferred - not fully paid --account balance                             2,861,961
=======================================================================================

  ANNUAL STATEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                    COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                            Admitted Assets as Reported
                                                       Gross Investment Holdings              in the Annual Statement
                                                       -----------------------------------------------------------------------------
                                                            1            2            3            4            5            6
                                                                                              Securities
                                                                                                Lending
                                                                                              Reinvested       Total
                                                                                              Collateral  (Col. 3 + 4)
                  Investment Categories                   Amount     Percentage     Amount      Amount        Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
1.  Bonds:
    1.1    U.S. treasury securities ...................   7,742,280        1.603    7,742,280          0      7,742,280       1.604
    1.2    U.S. government agency obligations
             (excluding mortgage-backed securities):
           1.21   Issued by U.S. government
                    agencies ..........................                    0.000                                      0       0.000
           1.22   Issued by U.S. government sponsored
                    agencies ..........................                    0.000                                      0       0.000
    1.3    Non-U.S. government (including Canada,
             excluding mortgaged-backed securities) ...   3,012,626        0.624    3,012,626          0      3,012,626       0.624
    1.4    Securities issued by states, territories,
             and possessions and political
             subdivisions in the U.S. :
           1.41   States, territories and possessions
                    general obligations ...............                    0.000                                      0       0.000
           1.42   Political subdivisions of states,
                    territories and possessions and
                    political subdivisions general
                    obligations .......................                    0.000                                      0       0.000
           1.43   Revenue and assessment
                    obligations .......................   3,585,923        0.742    3,585,923          0      3,585,923       0.743
           1.44   Industrial development and similar
                    obligations .......................                    0.000                                      0       0.000
    1.5    Mortgage-backed securities (includes
             residential and commercial MBS):
           1.51   Pass-through securities:
                  1.511  Issued or guaranteed by
                           GNMA .......................     451,355        0.093      451,355          0        451,355       0.093
                  1.512  Issued or guaranteed by FNMA
                           and FHLMC ..................  22,706,916        4.701   22,706,916          0     22,706,916       4.703
                  1.513  All other ....................                    0.000                                      0       0.000
           1.52   CMOs and REMICs:
                  1.521  Issued or guaranteed by
                           GNMA, FNMA, FHLMC or VA ....   5,448,794        1.128    5,448,794          0      5,448,794       1.129
                  1.522  Issued by non-U.S.
                           Government issuers and
                           collateralized by
                           mortgage-backed securities
                           issued or guaranteed by
                           agencies shown in Line
                           1.521 ......................                    0.000                                      0       0.000
                  1.523  All other .................... 203,992,637       42.233  203,992,637          0    203,992,637      42.249
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1    Unaffiliated domestic securities (includes
             credit tenant loans and hybrid
             securities) .............................. 137,333,199       28.433  137,333,199          0    137,333,199      28.443
    2.2    Unaffiliated non-U.S. securities
             (including Canada) .......................  43,003,734        8.903   43,003,734          0     43,003,734       8.907
    2.3    Affiliated securities ......................                    0.000                                      0       0.000
3.  Equity interests:
    3.1    Investments in mutual funds ................                    0.000                                      0       0.000
    3.2    Preferred stocks:
           3.21   Affiliated ..........................                    0.000                                      0       0.000
           3.22   Unaffiliated ........................   5,285,560        1.094    5,285,560          0      5,285,560       1.095
    3.3    Publicly traded equity securities
             (excluding preferred stocks):
           3.31   Affiliated ..........................                    0.000                                      0       0.000
           3.32   Unaffiliated ........................                    0.000                                      0       0.000
    3.4    Other equity securities:
           3.41   Affiliated ..........................                    0.000                                      0       0.000
           3.42   Unaffiliated ........................   4,388,374        0.909    4,388,374          0      4,388,374       0.909
    3.5    Other equity interests including tangible
             personal property under lease:
           3.51   Affiliated ..........................                    0.000                                      0       0.000
           3.52   Unaffiliated ........................                    0.000                                      0       0.000
4.  Mortgage loans:
    4.1    Construction and land development ..........                    0.000                                      0       0.000
    4.2    Agricultural ...............................                    0.000                                      0       0.000
    4.3    Single family residential properties .......   1,801,118        0.373    1,801,118                 1,801,118       0.373
    4.4    Multifamily residential properties .........                    0.000                                      0       0.000
    4.5    Commercial loans ...........................  19,170,197        3.969   19,170,197                19,170,197       3.970
    4.6    Mezzanine real estate loans ................                    0.000                                      0       0.000
5.  Real estate investments:
    5.1    Property occupied by company ...............                    0.000            0                         0       0.000
    5.2    Property held for production of income
             (including $ 0 of property acquired in
             satisfaction of debt).....................                    0.000            0                         0       0.000
    5.3    Property held for sale (including $ 0
             property acquired in satisfaction of
             debt) ....................................   1,245,085        0.258    1,245,085                 1,245,085       0.258
6.  Contract loans ....................................   6,696,293        1.386    6,516,688                 6,516,688       1.350
7.  Derivatives .......................................                    0.000            0                         0       0.000
8.  Receivables for securities ........................                    0.000            0                         0       0.000
9.  Securities Lending (Line 10, Asset Page
      reinvested collateral) ..........................                    0.000            0        XXX            XXX         XXX
10. Cash, cash equivalents and short-term
      investments .....................................  17,148,416        3.550   17,148,416          0     17,148,416       3.552
11. Other invested assets .............................                    0.000                                      0       0.000
                                                        ----------------------------------------------------------------------------
12. Total invested assets                               483,012,507      100.000  482,832,902          0    482,832,902     100.000

                                                 SI01

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2013
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville , KY 40223
NAIC Group Code 3381           NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S.
dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

   1.   Reporting entity's total admitted assets as reported
        on Page 2 of this annual statement........................  $492,169,816

   2.   Ten largest exposures to a single issuer/borrower/investment.

                    1                                                2                               3                  4
                                                                                                                Percentage of Total
                 Issuer                                   Description of Exposure                  Amount         Admitted Assets
        ------------------------------------------------------------------------------------   ---------------  -------------------
 2.01   FG Q19003 ...........                   BOND                                           $   18,500,954                  3.8%
 2.02   ABSHE 2004-HE8 M1 ...                   BOND                                           $   13,665,100                  2.8%
 2.03   RAMP 2004-RZ2 AI6 ...                   BOND                                           $   11,508,508                  2.3%
 2.04   SUGER 2012-1A D .....                   BOND                                           $    7,896,220                  1.6%
 2.05   BATLN 2013-4A D .....                   BOND                                           $    7,379,239                  1.5%
 2.06   ALM 2013-7R2A D .....                   BOND                                           $    7,054,704                  1.4%
 2.07   FORE 2007-1A B ......                   BOND                                           $    7,015,295                  1.4%
 2.08   WTFRT 2007-1A B .....                   BOND                                           $    6,698,754                  1.4%
 2.09   OCP 2012-2A E .......                   BOND                                           $    6,200,427                  1.3%
 2.10   JFIN 2012-1A C ......                   BOND                                           $    6,112,007                  1.2%

   3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

              Bonds                       1              2                      Preferred Stocks                  3             4
        -----------------          ---------------  ------------          -----------------------------     --------------   ------
 3.01   NAIC-1 ..........          $   348,400,796          70.8%    3.07 P/RP-1                            $                   0.0%
 3.02   NAIC-2 ..........          $    71,373,112          14.5%    3.08 P/RP-2                            $    3,605,560      0.7%
 3.03   NAIC-3 ..........          $    14,471,915           2.9%    3.09 P/RP-3                            $    1,680,000      0.3%
 3.04   NAIC-4 ..........          $                         0.0%    3.10 P/RP-4                            $                   0.0%
 3.05   NAIC-5 ..........          $       221,307           0.0%    3.11 P/RP-5                            $                   0.0%
 3.06   NAIC-6 ..........          $                         0.0%    3.12 P/RP-6                            $                   0.0%

  4.    Assets held in foreign investments:
 4.01   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?        Yes [ ] No [X]
        If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.
 4.02   Total admitted assets held in foreign investments .....................................             $138,225,711       28.1%
 4.03   Foreign-currency-denominated investments ..............................................             $                   0.0%
 4.04   Insurance liabilities denominated in that same foreign currency .......................             $                   0.0%

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  5.    Aggregate foreign investment exposure categorized by NAIC sovereign designation:

                                                                                                1                     2
                                                                                       -----------------     ------------------
 5.01   Countries designated NAIC-1 ...............................................    $     134,779,973                   27.4%
 5.02   Countries designated NAIC-2 ...............................................    $       3,445,738                    0.7%
 5.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

  6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 6.01   Country 1: CAYMAN ISLANDS..................................................    $      90,990,578                   18.5%
 6.02   Country 2: NETHERLANDS.....................................................    $      10,646,495                    2.2%
        Countries designated NAIC - 2:
 6.03   Country 1: MEXICO..........................................................    $       2,453,563                    0.5%
 6.04   Country 2: BRAZIL..........................................................    $         992,175                    0.5%
        Countries designated NAIC - 3 or below:
 6.05   Country 1: ................................................................    $                                    0.0%
 6.06   Country 2: ................................................................    $                                    0.0%

                                                                                               1                     2
                                                                                       -----------------     ------------------
  7.    Aggregate unhedged foreign currency exposure ..............................    $                                    0.0%

  8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
 8.01   Countries designated NAIC-1 ...............................................    $                                    0.0%
 8.02   Countries designated NAIC-2 ...............................................    $                                    0.0%
 8.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

 9.     Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 9.01   Country 1: ................................................................    $                                    0.0%
 9.02   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 2:
 9.03   Country 1: ................................................................    $                                    0.0%
 9.04   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 3 or below:
 9.05   Country 1: ................................................................    $                                    0.0%
 9.06   Country 2: ................................................................    $                                    0.0%

 10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                         1                                       2                             3                     4
                      Issuer                             NAIC Designation
        ---------------------------------------------------------------------------    -----------------     ------------------
 10.01  SUGAR 201-1A D ....................     1AM                                    $       7,896,220                    1.6%
 10.02  BATLN 2013-4A D ...................     1AM                                    $       7,379,239                    1.5%
 10.03  ALM 2013-7R2A D ...................     1FE                                    $       7,054,704                    1.4%
 10.04  FORE 2007-1A B ....................     1FE                                    $       7,015,295                    1.4%
 10.05  WTFRT 2007-1A B ...................     1AM                                    $       6,698,754                    1.4%
 10.06  OCP 2012-2A E .....................     1AM                                    $       6,200,427                    1.3%
 10.07  JFIN 2012-1A C ....................     1FE                                    $       6,112,007                    1.2%
 10.08  SYMP 2006-2A B ....................     1FE                                    $       6,096,014                    1.2%
 10.09  CENT9 2005-9A A2 ..................     1FE                                    $       6,057,650                    1.2%
 10.10  CENT11 2006-11A A2 ................     1FE                                    $       5,196,460                    1.1%

                                     285.1

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
        Canadian currency exposure:
 11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                     2
                                                                                       -----------------     ------------------
 11.02  Total admitted assets held in Canadian investments ........................    $                                    0.0%
 11.03  Canadian-currency-denominated investments .................................    $                                    0.0%
 11.04  Canadian-denominated insurance liabilities ................................    $                                    0.0%
 11.05  Unhedged Canadian currency exposure .......................................    $                                    0.0%

  12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

 12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
 12.02  Aggregate statement value of investments with contractual sales
        restrictions ..............................................................    $                                    0.0%
        Largest three investments with contractual sales restrictions:
 12.03  ...........................................................................    $                                    0.0%
 12.04  ...........................................................................    $                                    0.0%
 12.05  ...........................................................................    $                                    0.0%

  13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

 13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?           Yes [X] No [ ]
        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                           2                     3
                                                 Issuer
        ---------------------------------------------------------------------------    -----------------     ------------------
 13.02  ...........................................................................    $                                    0.0%
 13.03  ...........................................................................    $                                    0.0%
 13.04  ...........................................................................    $                                    0.0%
 13.05  ...........................................................................    $                                    0.0%
 13.06  ...........................................................................    $                                    0.0%
 13.07  ...........................................................................    $                                    0.0%
 13.08  ...........................................................................    $                                    0.0%
 13.09  ...........................................................................    $                                    0.0%
 13.10  ...........................................................................    $                                    0.0%
 13.11  ...........................................................................    $                                    0.0%

                                     285.2

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY


    14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  14.02 Aggregate statement value of investments held in nonaffiliated,
        privately placed equities .................................................    $                                    0.0%
        Largest three investments held in nonaffiliated, privately placed equities:
  14.03 ...........................................................................    $                                    0.0%
  14.04 ...........................................................................    $                                    0.0%
  14.05 ...........................................................................    $                                    0.0%

    15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  15.02 Aggregate statement value of investments held in general partnership
        interests .................................................................    $                                    0.0%
        Largest three investments in general partnership interests:
  15.03 ...........................................................................    $                                    0.0%
  15.04 ...........................................................................    $                                    0.0%
  15.05 ...........................................................................    $                                    0.0%

    16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?     Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                             1                                                 2                     3
                       Type (Residential, Commercial, Agricultural)
        ---------------------------------------------------------------------------    -----------------     ------------------
  16.02 RESIDENTIAL ...............................................................    $         655,260                    0.1%
  16.03 COMMERCIAL ................................................................    $         634,162                    0.1%
  16.04 COMMERCIAL ................................................................    $         616,477                    0.1%
  16.05 COMMERCIAL ................................................................    $         530,781                    0.1%
  16.06 COMMERCIAL ................................................................    $         516,632                    0.1%
  16.07 COMMERCIAL ................................................................    $         505,576                    0.1%
  16.08 COMMERCIAL ................................................................    $         433,787                    0.1%
  16.09 COMMERCIAL ................................................................    $         419,635                    0.1%
  16.10 COMMERCIAL ................................................................    $         388,506                    0.1%
  16.11 COMMERCIAL ................................................................    $         359,058                    0.1%

                                     285.3

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                       -----------------     ------------------
  16.12 Construction loans ........................................................    $                                    0.0%
  16.13 Mortgage loans over 90 days past due ......................................    $                                    0.0%
  16.14 Mortgage loans in the process of foreclosure ..............................    $         576,647                    0.1%
  16.15 Mortgage loans foreclosed .................................................    $         528,694                    0.1%
  16.16 Restructured mortgage loans ...............................................    $       1,952,895                    0.4%

    17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                               Residential                             Commercial                           Agricultural
     Loan to Value            1               2                      3                4                   5             6
---------------------  --------------    ----------          ----------------  -------------          ------------   ----------
  17.01 above 95% ...  $                        0.0%         $        248,176            0.1%         $                     0.0%
  17.02 91 to 95% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.03 81 to 90% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.04 71 to 80% ...  $      658,389           0.1%         $      3,106,273            0.6%         $                     0.0%
  17.05 below 70% ...  $    1,107,789           0.2%         $     15,850,718            3.2%         $                     0.0%

    18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.


                                        Description
                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  18.02 ...........................................................................    $                                    0.0%
  18.03 ...........................................................................    $                                    0.0%
  18.04 ...........................................................................    $                                    0.0%
  18.05 ...........................................................................    $                                    0.0%
  18.06 ...........................................................................    $                                    0.0%

    19. Report aggregate amounts and percentages of the reporting entity's  total admitted assets held in investments held in mezzanine real estate loans:

  19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder  of Interrogatory 19.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  19.02 Aggregate statement value of investments held in mezzanine real estate
        loans: ....................................................................    $                                    0.0%
        Largest three investments held in mezzanine real estate loans:
  19.03 ...........................................................................    $                                    0.0%
  19.04 ...........................................................................    $                                    0.0%
  19.05 ...........................................................................    $                                    0.0%

                                     285.4

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                               At End of Each Quarter
                                                             At Year End         1st Quarter        2nd Quarter         3rd Quarter
                                                             1          2             3                  4                   5
                                                         ---------  ---------   -------------      -------------        ------------
 20.01  Securities lending agreements (do not include
         assets held as collateral for such
         transactions) ...............................   $                0.0%  $                  $                    $
 20.02  Repurchase agreements ........................   $                0.0%  $                  $                    $
 20.03  Reverse repurchase agreements ................   $                0.0%  $                  $                    $
 20.04  Dollar repurchase agreements .................   $                0.0%  $                  $                    $
 20.05  Dollar reverse repurchase agreements .........   $                0.0%  $                  $                    $

  21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                   Owned                            Written
                                                              1              2                3                4
                                                         ------------    ----------     --------------   --------------
 21.01  Hedging ......................................   $                      0.0%    $                           0.0%
 21.02  Income generation ............................   $                      0.0%    $                           0.0%
 21.03  Other ........................................   $                      0.0%    $                           0.0%

  22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                               At End of Each Quarter
                                                               At Year End         1st Quarter       2nd Quarter       3rd Quarter
                                                              1            2            3                 4                 5
                                                         ----------  ---------    -------------    ----------------    -----------
 22.01  Hedging ......................................   $        0       0.0%    $                $                   $
 22.02  Income generation ............................   $        0       0.0%    $                $                   $
 22.03  Replications .................................   $        0       0.0%    $                $                   $
 22.04  Other ........................................   $        0       0.0%    $                $                   $

  23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                               At Year End                         At End of Each Quarter
                                                         --------------------------     --------------------------------------------
                                                                                         1st Quarter      2nd Quarter    3rd Quarter
                                                              1              2                3                4              5
                                                         ------------    ----------     --------------   --------------  -----------
 23.01  Hedging ......................................   $          0           0.0%    $                $               $
 23.02  Income generation ............................   $                      0.0%    $                $               $
 23.03  Replications .................................   $                      0.0%    $                $               $
 23.04  Other ........................................   $                      0.0%    $                $               $

                                     285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2013

                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2013

=======================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                                          PAGE
Statement of Assets and Liabilities as of December 31, 2013 ....................................      2
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2013 ........     22
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2012 ........     82
Notes to Financial Statements ..................................................................    138
Report of Independent Registered Public Accounting Firm ........................................    238

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

===================================================================================================================
                                                                           SHARES          COST            VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in portfolio shares, at net asset value (Note 2):
    Advisors Preferred Trust:
      Gold Bullion Strategy Portfolio ..............................      16,278.512   $     398,147   $    379,127
      The Alger Portfolios:
      Capital Appreciation Portfolio ...............................     156,366.467      10,544,165     11,478,861
      Large Cap Growth Portfolio ...................................      53,539.257       2,815,804      3,361,731
      Mid Cap Growth Portfolio .....................................      74,102.607       1,204,657      1,359,782
      Small Cap Growth Portfolio ...................................      10,894.338         294,829        355,591
      AllianceBernstein Variable Products Series Fund, Inc.:
      Dynamic Asset Allocation Portfolio ...........................      33,508.701         383,876        391,382
      Global Thematic Growth Portfolio .............................      17,813.829         333,645        359,484
      Growth and Income Portfolio ..................................     191,207.031       4,669,623      5,315,556
      International Growth Portfolio ...............................      71,762.258       1,253,823      1,369,224
      International Value Portfolio ................................     134,865.798       1,969,684      2,004,106
      Small Cap Growth Portfolio ...................................      75,337.495       1,419,396      1,698,106
      Small-Mid Cap Value Portfolio ................................     231,476.771       4,177,096      5,263,782
    ALPS Variable Insurance Trust:
      Alerian Energy Infrastructure ................................     311,279.548       3,078,990      3,336,917
    ALPS Variable Insurance Trust:
    Ibbotson ETF Asset Allocation Series:
      Aggressive Growth ETF Portfolio ..............................      48,658.057         550,853        554,216
      Balanced ETF Portfolio .......................................     315,769.808       3,185,088      3,555,568
      Conservative ETF Portfolio ...................................     368,022.698       4,160,732      4,121,854
      Growth ETF Portfolio .........................................     205,774.874       2,003,695      2,216,196
      Income and Growth ETF Portfolio ..............................     165,853.326       1,759,256      1,879,118
    American Century Variable Portfolios, Inc:
      Balanced Fund ................................................     276,992.091       2,132,536      2,238,095
      Income & Growth Fund .........................................     455,197.417       3,558,876      4,174,160
      Inflation Protection Fund ....................................     267,167.115       3,063,131      2,791,897
      International Fund ...........................................     164,934.078       1,529,533      1,771,392
      Large Company Value Fund .....................................      69,227.551         744,799        947,726
      Mid Cap Value Fund ...........................................     483,481.850       7,784,994      8,929,910
      Ultra Fund ...................................................     110,467.263       1,447,402      1,626,079
      Value Fund ...................................................     581,285.468       4,004,819      4,911,863
      Vista Fund ...................................................       5,928.934         117,229        134,290
    American Funds Insurance Series:
      Asset Allocation Fund ........................................       6,188.528         137,937        138,994
      Blue Chip Income and Growth Fund .............................       8,012.585         103,368        105,125
      Bond Fund ....................................................       6,417.508          70,036         68,603
      Global Bond Fund .............................................         840.328          10,000          9,975
      Growth Fund ..................................................       1,276.831          97,350        100,001
      Growth-Income Fund ...........................................       2,145.936         106,173        108,499
      High Income Bond Fund ........................................       8,323.839          96,431         92,561
      International Fund ...........................................       8,604.264         178,282        182,066
      Managed Risk Asset Allocation Fund ...........................      12,504.252         146,801        149,176
      Managed Risk Blue Chip and Growth Fund .......................       1,834.532          20,059         20,272
      Managed Risk Growth Fund .....................................       1,351.306          15,081         15,445
      Managed Risk Growth-Income Fund ..............................       3,198.396          35,877         36,782
      Managed Risk International Fund ..............................         162.367           1,757          1,757
    BlackRock Variable Series Funds:
      Capital Appreciation Fund ....................................      21,048.268         200,058        205,431
      Equity Dividend Fund .........................................     379,985.912       3,490,874      4,092,449
      Global Allocation Fund .......................................     594,119.520       9,043,593      9,256,382
      High Yield Fund ..............................................   2,230,971.748      16,782,187     17,111,553
      Large Cap Core Fund ..........................................       5,352.530         173,034        180,166
      Large Cap Growth Fund ........................................      30,953.485         451,233        437,682
      Large Cap Value Fund .........................................      24,090.031         306,821        316,061
      Total Return Fund ............................................     242,197.665       2,768,657      2,756,209
      U.S. Government Bond Fund ....................................      10,684.196         107,178        107,269

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                          SHARES           COST           VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2):(continued)
    Columbia Funds Variable Series Trust:
      Select Large-Cap Value Portfolio .............................     109,694.692   $   1,369,768   $  1,773,763
      Select Smaller-Cap Value Portfolio ...........................     179,738.766       2,981,764      3,321,572
      Seligman Global Technology Portfolio .........................     161,161.292       3,513,539      4,078,993
    Credit Suisse Trust:
      Commodity Return Strategy Fund ...............................     478,376.499       3,232,732      3,008,988
    DFA Investment Dimensions Group, Inc.:
      VA Global Bond Portfolio .....................................   3,821,690.572      41,809,846     40,701,004
      VA International Small Portfolio .............................   1,119,168.159      12,158,784     13,754,576
      VA International Value Portfolio .............................   1,608,262.786      18,652,907     21,212,987
      VA Short-Term Fixed Portfolio ................................   1,600,976.510      16,377,349     16,313,950
      VA U.S. Large Value Portfolio ................................   1,175,122.096      21,766,414     25,711,672
      VA U.S. Targeted Value Portfolio .............................     961,071.152      13,443,983     18,029,695
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund ......................................   1,518,753.045      24,076,907     24,417,296
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ..............................     546,665.510       8,990,256     10,167,978
    The Dreyfus Socially Responsible Growth Fund, Inc ..............      18,115.168         720,398        798,516
    Dreyfus Stock Index Fund .......................................     591,680.672      20,827,482     24,164,238
    Dreyfus Variable Investment Fund:
      International Value Portfolio ................................     287,194.517       2,848,070      3,394,639
    Eaton Vance Variable Trust:
      Floating-Rate Income Fund ....................................   3,982,425.565      37,731,644     37,554,274
      Large-Cap Value Fund .........................................      53,673.451         503,342        632,810
    Federated Insurance Series:
      High Income Bond Fund II .....................................   1,441,368.277      10,010,203     10,305,784
      Kaufmann Fund II .............................................      43,636.351         738,841        819,491
      Managed Tail Risk Fund II ....................................       1,625.783          11,299         11,494
      Managed Volatility Fund II ...................................     986,389.009      10,280,126     11,146,196
    Fidelity Variable Insurance Products - Service Class II:
      Balanced Portfolio ...........................................     211,088.284       3,538,289      3,687,713
      Contrafund Portfolio .........................................     415,050.536      11,772,755     14,016,257
      Disciplined Small Cap Portfolio ..............................      31,641.053         430,402        488,854
      Dynamic Capital Appreciation Portfolio .......................      23,610.637         242,675        295,133
      Equity-Income Portfolio ......................................     107,245.975       2,374,339      2,453,788
      Funds Manager 20% Portfolio ..................................       1,492.685          17,036         16,897
      Funds Manager 50% Portfolio ..................................      48,932.140         564,759        586,207
      Funds Manager 60% Portfolio ..................................     128,842.924       1,470,461      1,519,058
      Funds Manager 70% Portfolio ..................................          88.086           1,017          1,055
      Funds Manager 85% Portfolio ..................................         124.728           1,424          1,501
      Growth Portfolio .............................................      48,652.730       2,391,184      2,752,285
      Growth & Income Portfolio ....................................      71,090.145       1,237,994      1,337,917
      Growth Opportunities Portfolio ...............................      44,417.721       1,097,249      1,318,318
      High Income Portfolio ........................................   1,046,849.749       6,033,073      5,904,233
      International Capital Appreciation Portfolio .................     188,295.089       2,276,142      2,374,401
      Investment Grade Bond Portfolio ..............................     121,427.082       1,554,370      1,468,054
      Mid Cap Portfolio ............................................      75,310.146       2,566,840      2,681,041
      Overseas Portfolio ...........................................     175,838.362       3,316,003      3,599,412
      Real Estate Portfolio ........................................     282,597.134       4,969,332      4,566,770
      Strategic Income Portfolio ...................................     792,655.777       9,288,111      8,830,186
      Target Volatility Portfolio ..................................      10,559.128         117,763        118,051
      Value Portfolio ..............................................      74,490.861       1,081,417      1,121,087
      Value Leaders Portfolio ......................................       8,131.548          98,382        112,215
      Value Strategies Portfolio ...................................      25,700.517         333,028        371,630
    First Eagle Variable Funds:
      Overseas Variable Fund .......................................     582,838.743      16,993,488     17,345,281
    Franklin Templeton Variable Insurance Products Trust:
      Global Real Estate Securities II Fund ........................     188,994.279       2,769,138      2,632,691

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                          SHARES           COST           VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Franklin Templeton Variable Insurance Products
      Trust: (continued)
      High Income Securities II Fund ...............................   1,373,516.551   $   9,167,379   $  9,353,648
      Income Securities II Fund ....................................     859,553.029      13,296,850     13,813,018
      Mutual Shares Securities II Fund .............................     189,803.571       3,432,128      4,105,452
      Strategic Income Securities II Fund ..........................   1,003,595.585      12,502,422     12,344,225
      Templeton Global Bond Securities II Fund .....................   2,040,722.295      38,695,407     37,957,435
      U.S. Government II Fund ......................................     319,195.165       4,171,635      4,037,819
    Goldman Sachs Variable Insurance Trust:
      Global Markets Navigator Fund - Service ......................         780.404           9,023          8,951
    Guggenheim Variable Insurance Funds:
      CLS AdvisorOne Amerigo Fund ..................................      45,063.543       1,574,258      1,904,836
      CLS AdvisorOne Clermont Fund .................................      45,326.988       1,203,882      1,215,217
      CLS AdvisorOne Select Allocation Fund ........................         521.457          14,945         15,289
      Global Managed Futures Strategy Fund .........................     102,458.931       1,911,356      1,907,785
      Long Short Equity Fund .......................................      14,410.791         192,801        211,406
      Multi-Hedge Strategies Fund ..................................     164,095.827       3,673,436      3,733,180
      Rydex Banking Fund ...........................................     110,955.857       1,725,391      1,605,532
      Rydex Basic Materials Fund ...................................      21,674.301         515,799        537,956
      Rydex Biotechnology Fund .....................................      60,819.480       3,310,653      3,515,974
      Rydex Commodities Strategy Fund ..............................     118,329.396       1,269,716      1,283,874
      Rydex Consumer Products Fund .................................      19,152.114       1,077,580      1,090,521
      Rydex Dow 2X Strategy Fund ...................................      14,149.939       2,224,442      2,405,064
      Rydex Electronics Fund .......................................       3,634.898         132,909        141,034
      Rydex Energy Fund ............................................      41,364.776       1,253,137      1,281,893
      Rydex Energy Services Fund ...................................      41,693.100         897,979        918,917
      Rydex Europe 1.25X Strategy Fund .............................      71,814.258       1,294,195      1,344,362
      Rydex Financial Services Fund ................................      34,055.501         669,619        682,813
      Rydex Government Long Bond 1.2X Strategy Fund ................     118,027.431       1,349,026      1,332,530
      Rydex Health Care Fund .......................................      46,860.766       2,205,973      2,291,491
      Rydex Internet Fund ..........................................     122,796.946       2,506,956      2,638,907
      Rydex Inverse Dow 2X Strategy Fund ...........................      34,106.773         149,962        148,706
      Rydex Inverse Government Long Bond Strategy Fund .............     325,591.485       3,446,351      3,467,549
      Rydex Inverse Mid-Cap Strategy Fund ..........................       1,495.832          19,172         18,548
      Rydex Inverse NASDAQ-100(R) Strategy Fund ....................      22,195.948         139,762        136,061
      Rydex Inverse Russell 2000(R) Strategy Fund ..................       9,711.311         109,321        105,367
      Rydex Inverse S&P 500 Strategy Fund ..........................      49,103.753         962,431        958,014
      Rydex Japan 2X Strategy Fund .................................      15,844.225         423,696        453,303
      Rydex Leisure Fund ...........................................      40,042.455       3,596,397      3,820,451
      Rydex Mid Cap 1.5X Strategy Fund .............................     123,248.929       4,180,224      4,371,639
      Rydex NASDAQ-100(R) Fund .....................................     201,642.111       5,584,369      6,123,870
      Rydex NASDAQ-100(R) 2X Strategy Fund .........................     148,414.470       6,107,183      6,736,533
      Rydex Nova Fund ..............................................      73,544.612       8,987,873      9,679,206
      Rydex Precious Metals Fund ...................................     238,034.517       1,633,774      1,592,452
      Rydex Real Estate Fund .......................................      41,495.836       1,253,081      1,262,303
      Rydex Retailing Fund .........................................      98,766.039       2,118,166      2,011,864
      Rydex Russell 2000(R) 1.5X Strategy Fund .....................      38,247.894       1,903,968      1,980,094
      Rydex Russell 2000(R) 2X Strategy Fund .......................       3,186.190         769,635        837,236
      Rydex S&P 500 2X Strategy Fund ...............................       6,905.756       1,612,225      1,628,654
      Rydex S&P 500 Pure Growth Fund ...............................      74,334.210       3,297,260      3,539,050
      Rydex S&P 500 Pure Value Fund ................................      56,594.362       7,188,891      7,877,368
      Rydex S&P MidCap 400 Pure Growth Fund ........................      82,125.901       3,459,888      3,533,056
      Rydex S&P MidCap 400 Pure Value Fund .........................       7,574.194         825,914        886,862
      Rydex S&P SmallCap 600 Pure Growth Fund ......................      94,641.252       4,287,091      4,321,320
      Rydex S&P SmallCap 600 Pure Value Fund .......................      23,884.423       3,552,400      3,778,755
      Rydex Strengthening Dollar 2X Strategy Fund ..................      29,202.056         338,786        334,072
      Rydex Technology Fund ........................................     289,180.194       3,411,427      3,739,100
      Rydex Telecommunications Fund ................................       7,080.405          73,418         74,982

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

======================================================================================================================
                                                                           SHARES            COST           VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Transportation Fund ....................................       150,199.001   $   3,500,109   $   3,721,931
      Rydex U.S. Government Money Market Fund ......................     6,415,812.652       6,415,812       6,415,812
      Rydex Utilities Fund .........................................        46,300.013         976,459         967,207
      Rydex Weakening Dollar 2X Strategy Fund ......................           269.193           6,355           6,413
      VT All Cap Value Fund ........................................         1,773.260          55,614          58,252
      VT Floating Rate Strategies Fund .............................       599,311.316      15,141,493      15,354,356
      VT High Yield Fund ...........................................       218,905.924       7,126,299       7,228,274
      VT Large Cap Value Fund ......................................         1,437.955          47,699          54,383
      VT Macro Opportunities Fund ..................................        36,405.972         898,551         918,886
      VT Managed Asset Allocation Fund .............................        14,506.827         356,116         376,162
      VT Small Cap Value Fund ......................................        18,469.660         740,326         968,919
      VT StylePlus Large Core Fund .................................           141.372           4,390           4,594
      VT StylePlus Large Growth Fund ...............................        56,475.977         587,685         763,555
      VT StylePlus Mid Growth Fund .................................        14,232.668         461,558         618,409
      VT StylePlus Small Growth Fund ...............................           632.062          14,808          18,457
      VT U.S. Total Return Bond Fund ...............................       151,946.405       2,186,198       2,233,612
      VT World Equity Income Fund ..................................        10,023.646         112,565         120,283
    Invesco Variable Insurance Funds:
      Balanced-Risk Allocation Fund ................................       387,762.034       4,907,921       4,730,696
      Comstock Fund ................................................       199,013.032       3,266,334       3,532,482
      Core Equity Fund .............................................        25,768.668         792,332         990,291
      Diversified Dividend Fund ....................................       151,125.990       2,980,094       3,163,068
      Equity and Income Fund .......................................       133,838.200       2,339,570       2,486,714
      Global Health Care Fund ......................................        31,509.575         851,728         923,860
      Global Real Estate Fund ......................................       293,971.101       4,608,111       4,494,818
      Government Securities Fund ...................................       136,376.478       1,646,264       1,587,422
      Growth and Income Fund .......................................        92,575.565       2,166,835       2,433,812
      High Yield Fund ..............................................     1,046,634.266       5,824,307       5,965,815
      International Growth Fund ....................................       193,943.260       5,776,378       6,850,076
      Mid Cap Core Equity Fund .....................................       107,134.867       1,435,597       1,601,667
      Money Market Fund ............................................   139,965,170.910     139,965,171     139,965,170
      Technology Fund ..............................................        14,541.777         263,506         282,402
      Value Opportunities Fund .....................................        18,113.945         143,113         168,640
    Ivy Funds Variable Insurance Portfolios, Inc.:
      Asset Strategy Portfolio .....................................     1,158,311.370      13,208,316      15,346,004
      Balanced Portfolio ...........................................       151,957.754       1,492,039       1,589,190
      Bond Portfolio ...............................................        60,893.778         332,876         334,270
      Dividend Opportunities Portfolio .............................        29,890.360         236,266         270,334
      Energy Portfolio .............................................       228,652.706       1,608,479       1,715,764
      Global Bond Portfolio ........................................        52,355.195         268,206         269,981
      Global Natural Resources Portfolio ...........................       186,258.942         954,078       1,011,926
      Growth Portfolio .............................................         8,309.537         100,122         110,788
      High Income Portfolio ........................................    12,711,541.618      49,590,110      50,794,049
      Limited Term Bond Portfolio ..................................       119,759.084         584,683         585,358
      Mid Cap Growth Portfolio .....................................       337,289.219       3,057,758       3,616,853
      Science and Technology Portfolio .............................       257,756.206       6,015,593       6,852,165
      Value Portfolio ..............................................       202,995.706       1,466,260       1,586,573
    Janus Aspen Series - Institutional:
      Balanced Portfolio ...........................................       408,596.995      11,548,664      12,368,232
      Enterprise Portfolio .........................................        94,245.528       4,324,559       5,556,716
      Forty Portfolio ..............................................        47,750.447       1,863,533       2,547,009
      Global Research Portfolio ....................................        31,239.372       1,110,075       1,218,023
      Janus Portfolio ..............................................        30,619.769         778,591       1,047,196
      Overseas Portfolio ...........................................       130,992.952       4,966,915       5,504,324
      Perkins Mid Cap Value Portfolio ..............................       388,285.848       6,149,945       7,493,917
    Janus Aspen Series - Service:
      Flexible Bond Portfolio ......................................       148,501.158       1,968,615       1,897,844

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

==================================================================================================================
                                                                           SHARES          COST          VALUE
------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Janus Aspen Series - Service: (continued)
      Global Technology Portfolio ..................................      17,209.050   $    133,372   $    143,524
      Global Allocation Portfolio - Moderate .......................       1,522.612         17,417         18,697
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio ............................     941,804.841     20,225,374     20,258,222
      International Equity Portfolio ...............................     390,030.217      4,542,058      5,171,801
      Multi-Asset Targeted Volatility Portfolio ....................      90,517.863      1,090,074      1,113,370
      US Small-Mid Cap Equity Portfolio ............................      91,125.256        775,087        793,703
      US Strategic Equity Portfolio ................................      25,481.280        294,211        306,285
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio ......................     309,447.468      7,327,662      8,252,965
      ClearBridge All Cap Value Portfolio ..........................      36,365.103        775,214        907,309
      ClearBridge Equity Income Portfolio ..........................     229,476.279      2,889,019      3,295,279
      ClearBridge Large Cap Growth Portfolio .......................      87,728.343      1,892,398      1,942,305
      ClearBridge Small Cap Growth Portfolio .......................     200,824.760      4,304,579      4,727,414
      Dynamic Multi Strategy Portfolio .............................      72,544.036        879,828        912,604
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ...............     662,653.811      5,583,774      5,380,748
      Western Asset Strategic Bond Portfolio .......................      56,557.308        582,589        566,139
    Lord Abbett Series Fund, Inc:
      Bond Debenture Portfolio .....................................   1,194,839.259     15,081,160     14,708,471
      Calibrated Dividend Growth Portfolio .........................      63,270.708      1,021,508      1,029,414
      Classic Stock Portfolio ......................................      22,580.667        298,839        333,516
      Growth and Income Portfolio ..................................      88,338.268      2,176,063      2,936,364
      International Opportunities Portfolio ........................     236,744.681      2,366,101      2,386,387
      Merger Fund VL ...............................................     941,480.729     10,052,080     10,280,969
    Nationwide Variable Insurance Trust:
      Bond Index Fund ..............................................     151,599.450      1,660,519      1,569,054
      International Index Fund .....................................     439,345.246      3,814,048      4,353,911
      Mid Cap Index Fund ...........................................     186,016.996      3,771,369      4,544,394
      S&P 500 Index Fund ...........................................     428,894.461      4,673,952      5,515,583
      Small Cap Index Fund .........................................     261,836.178      2,844,630      3,670,943
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio ....................................      83,294.035      1,116,808      1,252,743
      Mid-Cap Growth Portfolio .....................................      24,067.271        866,572        988,443
      Mid Cap Intrinsic Value Portfolio ............................      93,661.083      1,460,880      1,534,169
      Short Duration Bond Portfolio ................................     286,198.061      3,133,282      3,085,214
      Small-Cap Growth Portfolio ...................................      89,475.707      1,521,219      1,722,407
      Socially Responsive Portfolio ................................     105,262.862      1,875,002      2,286,309
    Northern Lights Variable Trust:
      7Twelve Balanced Portfolio ...................................      47,655.206        526,552        541,840
      Adaptive Allocation Portfolio ................................      18,318.564        190,823        190,329
      BCM Decathlon Aggressive Portfolio Class 2 ...................     154,027.526      1,596,319      1,708,165
      BCM Decathlon Conservative Portfolio Class 2 .................     492,127.141      5,022,872      5,009,854
      BCM Decathlon Moderate Portfolio Class 2 .....................     531,981.298      5,491,357      5,777,316
      Changing Parameters Portfolio ................................   1,664,767.880     15,303,605     15,349,160
      Innealta Country Rotation Portfolio Class 2 ..................      24,603.625        242,572        241,853
      Innealta Sector Rotation Portfolio Class 2 ...................      14,690.277        145,708        140,880
      JNF Balanced Portfolio .......................................      31,418.855        591,046        651,941
      JNF Equity Portfolio .........................................      58,092.168      1,605,458      1,877,539
      Mariner Hyman Beck Portfolio Class 2 .........................      50,252.763        498,722        506,548
      Power Income Portfolio Class 2 ...............................     319,004.441      3,331,006      3,346,357
      Probabilities Portfolio ......................................   3,600,238.782     36,183,147     37,586,493
      TOPS Aggressive Growth ETF - Class 1 .........................       6,020.113         70,296         74,168
      TOPS Balanced ETF - Class 2 ..................................       4,112.069         45,927         47,330
      TOPS Capital Preservation ETF - Class 1 ......................       5,966.699         65,455         66,051
      TOPS Capital Preservation ETF - Class 2 ......................      39,267.983        430,780        433,126

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

==================================================================================================================
                                                                          SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Northern Lights Variable Trust: (continued)
      TOPS Growth ETF - Class 1 ....................................      62,437.408   $    710,789   $    823,550
      TOPS Growth ETF - Class 2 ....................................       6,090.032         67,725         79,475
      TOPS Moderate Growth ETF - Class 1 ...........................     170,339.633      1,901,661      2,001,490
      TOPS Moderate Growth ETF - Class 2 ...........................       2,796.758         30,895         32,694
      TOPS Managed Risk Balanced ETF - Class 1 .....................     575,580.777      6,068,005      6,630,691
      TOPS Managed Risk Balanced ETF - Class 2 .....................      25,358.997        271,493        290,868
      TOPS Managed Risk Growth ETF - Class 1 .......................   3,058,491.439     30,859,551     35,998,444
      TOPS Managed Risk Growth ETF - Class 2 .......................       1,387.506         15,089         16,248
      TOPS Managed Risk Moderate Growth ETF - Class 1 ..............     535,359.872      5,661,448      6,386,843
      TOPS Managed Risk Moderate Growth ETF - Class 2 ..............      87,853.835      1,030,498      1,045,461
    Oppenheimer Variable Account Funds:
      Capital Income Fund ..........................................       9,024.608        114,520        123,276
      Core Bond Fund ...............................................      44,108.680        344,808        341,401
      Equity Income Fund ...........................................         130.354          1,620          1,797
      Global Fund ..................................................     102,921.402      3,894,874      4,165,229
      Global Strategic Income Fund .................................      88,622.173        483,120        487,422
      International Growth Fund ....................................   2,358,846.881      5,661,113      6,274,533
      Main Street(R) Fund ..........................................      63,782.488      1,685,867      1,976,620
    PIMCO Variable Insurance Trust:
      All Asset Portfolio ..........................................   2,972,488.631     33,063,794     32,340,677
      CommodityRealReturn Strategy Portfolio .......................   1,972,514.439     13,614,911     11,795,636
      Emerging Markets Bond Portfolio ..............................   1,051,571.019     14,500,023     14,133,114
      Foreign Bond Unhedged Portfolio ..............................     356,412.309      4,087,710      3,827,868
      Foreign Bond US Dollar-Hedged Portfolio ......................     912,485.961      9,806,947      9,170,483
      Global Advantage Strategy Bond Portfolio .....................     175,065.798      1,762,960      1,706,891
      Global Bond Unhedged Portfolio ...............................     255,864.686      3,271,105      3,157,369
      Global Diversified Allocation Portfolio ......................      15,175.223        157,932        158,277
      Global Multi-Asset Portfolio .................................     353,037.798      4,371,926      3,999,919
      High Yield Portfolio .........................................   7,552,113.089     60,189,560     60,945,553
      Long-Term US Government Portfolio ............................     110,116.680      1,216,732      1,094,561
      Low Duration Portfolio .......................................   2,584,940.061     27,554,957     27,426,214
      Real Return Portfolio ........................................   1,365,599.054     19,821,122     17,206,549
      Short-Term Portfolio .........................................   1,698,604.935     17,414,955     17,444,673
      Total Return Portfolio .......................................   8,976,626.390    102,736,015     98,563,360
      Unconstrained Bond Portfolio .................................   1,372,434.888     14,275,213     14,067,457
    Pioneer Variable Contracts Trust:
      Bond Portfolio ...............................................     429,125.374      4,851,739      4,733,252
      Disciplined Value Portfolio ..................................     165,952.463      1,926,105      2,371,461
      Emerging Markets Portfolio ...................................     103,558.732      2,492,185      2,561,008
      Equity Income Portfolio ......................................     149,126.199      3,431,234      4,056,233
      Fund Portfolio ...............................................      32,620.960        774,105        857,278
      High Yield Portfolio .........................................     420,610.641      4,347,362      4,391,174
      Mid Cap Value Portfolio ......................................      31,884.604        608,768        726,650
      Strategic Income Portfolio ...................................   1,239,946.649     13,112,619     12,833,448
    ProFunds VP:
      Access VP High Yield Fund ....................................     234,318.058      6,991,270      7,031,885
      Asia 30 Fund .................................................       9,052.104        491,836        506,737
      Banks Fund ...................................................      50,126.116        804,519        825,076
      Basic Materials Fund .........................................      18,996.421        971,092      1,053,162
      Bear Fund ....................................................     360,512.909      4,100,265      4,099,031
      Biotechnology Fund ...........................................      42,998.259      2,402,993      2,483,149
      Bull Fund ....................................................     367,097.306     13,436,596     13,905,646
      Consumer Goods Fund ..........................................      18,166.404        873,121        929,393
      Consumer Services Fund .......................................      80,610.569      4,146,150      4,602,863
      Emerging Markets Fund ........................................      25,049.460        593,847        598,182
      Europe 30 Fund ...............................................      78,555.405      1,963,527      2,032,227
      Falling U.S. Dollar Fund .....................................         129.354          3,574          3,594

  The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                           SHARES           COST          VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    ProFunds VP: (continued)
      Financials Fund ..............................................       62,087.301   $  1,657,470   $  1,737,202
      Health Care Fund .............................................       57,643.084      2,828,542      2,980,148
      Industrials Fund .............................................       79,192.234      4,120,054      4,534,548
      International Fund ...........................................       47,801.860      1,122,662      1,147,245
      Internet Fund ................................................       10,956.442        837,921        882,870
      Japan Fund ...................................................       41,745.073        756,295        788,982
      Large-Cap Growth Fund ........................................       40,979.070      1,981,487      2,079,688
      Large-Cap Value Fund .........................................       74,370.853      2,421,383      2,612,648
      Mid-Cap Fund .................................................      285,658.781      9,680,594      9,772,386
      Mid-Cap Growth Fund ..........................................       42,758.179      1,991,030      2,139,192
      Mid-Cap Value Fund ...........................................       22,472.249        812,153        859,788
      Money Market Fund ............................................   27,067,708.990     27,067,709     27,067,709
      NASDAQ-100 Fund ..............................................      188,044.123      5,586,596      5,731,584
      Oil & Gas Fund ...............................................       19,567.178        988,683      1,046,453
      Pharmaceuticals Fund .........................................       11,980.328        413,505        409,608
      Precious Metals Fund .........................................       66,192.365      1,557,725      1,558,831
      Real Estate Fund .............................................        8,959.777        468,690        457,218
      Rising Rates Opportunity Fund ................................      186,722.215      1,499,942      1,518,052
      Semiconductor Fund ...........................................        1,504.896         36,342         36,599
      Short Emerging Markets Fund ..................................        2,968.594         38,680         38,503
      Short International Fund .....................................        6,109.117         78,973         78,563
      Short Mid-Cap Fund ...........................................           53.444            444            429
      Short NASDAQ-100 Fund ........................................        7,514.501         36,550         36,445
      Short Small-Cap Fund .........................................        6,372.034         27,400         27,336
      Small Cap Fund ...............................................       82,706.256      3,171,832      3,292,536
      Small-Cap Growth Fund ........................................       34,924.140      1,451,582      1,502,436
      Small-Cap Value Fund .........................................       42,589.210      1,626,401      1,779,377
      Technology Fund ..............................................       44,942.057        985,345      1,029,623
      Telecommunications Fund ......................................       31,875.700        278,208        279,551
      U.S. Government Plus Fund ....................................        2,971.439         52,832         52,625
      UltraBull Fund ...............................................       33,869.234        626,853        664,853
      UltraMid-Cap Fund ............................................       20,647.730      1,050,821      1,107,544
      UltraNASDAQ-100 Fund .........................................       21,683.099      1,067,993      1,116,896
      UltraShort NASDAQ-100 Fund ...................................      107,069.810        208,061        201,292
      UltraSmall-Cap Fund ..........................................       35,438.234        784,083        882,412
      Utilities Fund ...............................................       11,486.298        405,419        402,939
    Putnam Variable Trust Class IB:
      Absolute Return 500 Fund .....................................       33,736.240        346,944        351,195
      American Government Income Fund ..............................       88,301.352        878,208        880,365
      Diversified Income Fund ......................................    1,183,591.555      8,729,483      8,959,788
      Equity Income Fund ...........................................      160,189.406      2,898,203      3,267,865
      High Yield Fund ..............................................    1,995,110.524     13,704,611     14,105,431
      Income Fund ..................................................       96,635.638      1,135,899      1,149,964
      Investors Fund ...............................................        2,687.411         33,929         41,306
      Multi-Cap Value Fund .........................................       21,536.563        402,893        426,639
      Voyager Fund .................................................       24,721.758      1,075,036      1,274,407
    Royce Capital Fund:
      Micro-Cap Portfolio ..........................................      280,086.353      3,107,871      3,593,508
      Small-Cap Portfolio ..........................................      709,581.653      8,148,337      9,877,376
    Russell Investment Funds:
      Aggressive Equity Fund .......................................        1,282.858         20,182         21,655
      Balanced Strategy Fund .......................................       75,998.738        752,214        793,426
      Core Bond Fund ...............................................       41,075.370        434,575        430,059
      Equity Growth Strategy Fund ..................................       35,709.892        295,739        342,815
      Global Real Estate Securities Fund ...........................      144,068.819      2,242,700      2,114,930
      Moderate Strategy Fund .......................................       43,898.116        448,431        456,979
      Multi-Style Equity Fund ......................................        9,847.897        176,014        185,633

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

=====================================================================================================================
                                                                          SHARES           COST            VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Russell Investment Funds: (continued)
      Non U.S. Fund ................................................      15,002.354   $    156,004   $       184,829
    SEI Insurance Products Trust:
      Conservative Strategy Fund ...................................       2,605.227         26,339            26,417
      Market Growth Strategy Fund ..................................       1,465.897         14,996            15,143
      Market Plus Strategy Fund ....................................         777.234          8,036             8,153
    T. Rowe Price Equity Series, Inc.:
      Blue Chip Growth Portfolio II ................................     861,003.385     11,989,276        15,971,613
      Equity Income Portfolio II ...................................     449,973.465     10,264,092        12,770,247
      Health Sciences Portfolio II .................................     359,415.358      9,212,867        10,710,578
    T. Rowe Price Fixed Income Series, Inc.:
      Limited-Term Bond Portfolio II ...............................     851,033.871      4,175,875         4,161,555
    Third Avenue Variable Series Trust:
      Value Portfolio ..............................................     257,141.979      3,473,301         4,258,271
    Timothy Plan Variable Series:
      Conservative Growth Portfolio ................................     143,770.743      1,716,578         1,820,137
      Strategic Growth Portfolio ...................................     131,799.369      1,445,927         1,538,098
    Van Eck VIP Trust:
      Emerging Markets Fund ........................................     763,315.647     10,226,233        11,373,403
      Global Gold Fund .............................................      96,413.866        801,425           660,435
      Global Hard Assets Fund ......................................     161,966.668      4,717,796         5,084,133
      Multi-Manager Alternatives Fund ..............................     124,339.989      1,228,042         1,284,432
      Unconstrained Emerging Markets Bond Fund .....................      70,351.265        793,319           745,724
    Vanguard Variable Insurance Fund:
      Balanced Portfolio ...........................................     573,286.963     12,276,478        13,563,969
      Capital Growth Portfolio .....................................     270,440.483      5,575,282         6,382,395
      Diversified Value Portfolio ..................................     332,097.750      4,942,648         6,010,969
      Equity Income Portfolio ......................................   1,260,991.910     25,530,764        28,195,778
      Equity Index Portfolio .......................................     416,371.327     10,950,463        13,115,697
      Growth Portfolio .............................................     195,267.684      3,013,092         4,026,420
      High Yield Bond Portfolio ....................................   1,202,194.000      9,719,236         9,906,078
      International Portfolio ......................................     494,376.853      8,863,674        11,014,716
      Mid-Cap Index Portfolio ......................................     344,805.784      5,939,807         7,161,616
      REIT Index Portfolio .........................................   1,330,856.814     15,859,863        15,797,271
      Short-Term Investment Grade Portfolio ........................   3,225,651.820     34,457,590        34,449,961
      Small Company Growth Portfolio ...............................     317,355.206      7,041,168         8,536,855
      Total Bond Market Index Portfolio ............................   1,542,654.808     18,832,998        18,095,341
      Total Stock Market Index Portfolio ...........................     950,308.733     25,890,282        30,419,383
    Variable Insurance Trust:
      Vice Fund ....................................................      71,690.672        903,358           983,596
    Virtus Variable Insurance Trust:
      International Series .........................................     155,603.535      2,731,457         2,836,652
      Multi-Sector Fixed Income Series .............................     334,487.968      3,230,655         3,191,015
      Premium AlphaSector Series ...................................   1,307,724.734     15,735,494        17,392,739
      Real Estate Securities Series ................................      94,270.108      2,690,816         2,199,323
    Wells Fargo Advantage VT Funds:
      Discovery Fund ...............................................     311,038.878      9,469,935        10,948,568
      Opportunity Fund .............................................      17,601.941        380,448           460,290
      Small Cap Value Fund .........................................      54,579.765        524,192           584,549
    Wilshire Variable Insurance Trust:
      2015 ETF Fund ................................................      10,944.176        131,989           133,956
      2035 ETF Fund ................................................      26,534.801        289,657           303,823
      Equity Fund ..................................................       2,477.807         57,148            63,432
      Income Fund ..................................................      11,280.757        136,303           131,082
      International Equity Fund ....................................         467.682          6,087             6,557
      Small Cap Fund ...............................................       7,839.411        152,396           164,628
      Socially Responsible Fund ....................................       1,820.474         27,754            28,836
---------------------------------------------------------------------------------------------------------------------
        Total assets ...............................................                                  $ 2,077,456,733
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                        UNIT                       SUB-ACCOUNT
                                                                         UNITS         VALUE          VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted)
    Advisors Preferred Trust:
      Gold Bullion Strategy Portfolio ..............................    40,696.276   $  9.316000   $    379,127    $    379,127
    The Alger Portfolios:
      Capital Appreciation Portfolio
        Monument ...................................................     1,021.632     45.520666         46,505
        Monument Advisor ...........................................   395,057.402     28.938469     11,432,356      11,478,861
                                                                                                                   ------------
      Large Cap Growth Portfolio
        Monument ...................................................       804.578     26.129982         21,024
        Monument Advisor ...........................................   168,295.381     19.850261      3,340,707       3,361,731
                                                                                                                   ------------
      Mid Cap Growth Portfolio
        Monument ...................................................     2,225.459     34.857094         77,573
        Monument Advisor ...........................................    68,140.488     18.817141      1,282,209       1,359,782
                                                                                                                   ------------
      Small Cap Growth Portfolio
        Monument ...................................................       587.861     24.965864         14,676
        Monument Advisor ...........................................    13,382.089     25.475475        340,915         355,591
                                                                                                                   ------------
    AllianceBernstein Variable Products Series Fund, Inc.:
      Dynamic Asset Allocation Portfolio ...........................    33,400.702     11.717772        391,382         391,382
      Global Thematic Growth Portfolio .............................    32,261.135     11.142932        359,484         359,484
      Growth and Income Portfolio ..................................   331,219.496     16.048438      5,315,556       5,315,556
      International Growth Portfolio ...............................   150,255.663      9.112627      1,369,224       1,369,224
      International Value Portfolio ................................   261,437.189      7.665726      2,004,106       2,004,106
      Small Cap Growth Portfolio ...................................    82,097.891     20.683922      1,698,106       1,698,106
      Small-Mid Cap Value Portfolio ................................   285,154.530     18.459403      5,263,782       5,263,782
    ALPS Variable Insurance Trust:
      Alerian Energy Infrastructure ................................   311,279.592     10.720000      3,336,917       3,336,917
    ALPS Variable Insurance Trust:
    Ibbotson ETF Asset Allocation Series:
      Aggressive Growth ETF Portfolio ..............................    44,579.825     12.431981        554,216         554,216
      Balanced ETF Portfolio .......................................   281,382.440     12.636068      3,555,568       3,555,568
      Conservative ETF Portfolio ...................................   344,478.102     11.965503      4,121,854       4,121,854
      Growth ETF Portfolio .........................................   175,317.416     12.641046      2,216,196       2,216,196
      Income and Growth ETF Portfolio ..............................   152,525.943     12.319989      1,879,118       1,879,118
    American Century Variable Portfolios, Inc:
      Balanced Fund ................................................   128,589.845     17.404916      2,238,095       2,238,095
      Income & Growth Fund
        Monument ...................................................       190.598     17.606852          3,356
        Monument Advisor ...........................................   233,464.328     17.864847      4,170,804       4,174,160
                                                                                                                   ------------
      Inflation Protection Fund
        Monument Advisor ...........................................   198,961.973     14.032313      2,791,897       2,791,897
      International Fund
        Monument ...................................................       441.517     16.038458          7,081
        Monument Advisor ...........................................    94,001.533     18.768962      1,764,311       1,771,392
                                                                                                                   ------------
      Large Company Value Fund .....................................    77,594.087     12.213890        947,726         947,726
      Mid Cap Value Fund ...........................................   474,367.225     18.824888      8,929,910       8,929,910
      Ultra Fund ...................................................    96,908.096     16.779595      1,626,079       1,626,079
      Value Fund ...................................................   266,495.057     18.431346      4,911,863       4,911,863
      Vista Fund ...................................................     9,959.766     13.483280        134,290         134,290
    American Funds Insurance Series:
      Asset Allocation Fund ........................................    13,577.041     10.237448        138,994         138,994
      Blue Chip Income and Growth Fund .............................    10,119.640     10.388239        105,125         105,125
      Bond Fund ....................................................     6,913.165      9.923564         68,603          68,603
      Global Bond Fund .............................................       998.317      9.991582          9,975           9,975
      Growth Fund ..................................................     9,610.588     10.405327        100,001         100,001
      Growth-Income Fund ...........................................    10,399.506     10.433054        108,499         108,499
      High Income Bond Fund ........................................     9,156.242     10.109084         92,561          92,561
      International Fund ...........................................    17,287.815     10.531471        182,066         182,066
      Managed Risk Asset Allocation Fund ...........................    14,589.700     10.224730        149,176         149,176
      Managed Risk Blue Chip and Growth Fund .......................     1,955.683     10.365485         20,272          20,272

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                          UNIT                      SUB-ACCOUNT
                                                                         UNITS           VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted) (continued)
    American Funds Insurance Series: (continued)
      Managed Risk Growth Fund .....................................       1,488.865   $ 10.373911   $     15,445   $     15,445
      Managed Risk Growth-Income Fund ..............................       3,534.139     10.407498         36,782         36,782
      Managed Risk International Fund ..............................         167.802     10.469640          1,757          1,757
    BlackRock Variable Series Funds:
      Capital Appreciation Fund ....................................      13,490.097     15.228280        205,431        205,431
      Equity Dividend Fund .........................................     281,816.244     14.521692      4,092,449      4,092,449
      Global Allocation Fund .......................................     736,148.244     12.574074      9,256,382      9,256,382
      High Yield Fund ..............................................   1,411,903.858     12.119489     17,111,553     17,111,553
      Large Cap Core Fund ..........................................      11,639.942     15.478254        180,166        180,166
      Large Cap Growth Fund ........................................      27,738.877     15.778661        437,682        437,682
      Large Cap Value Fund .........................................      20,038.477     15.772722        316,061        316,061
      Total Return Fund ............................................     265,804.003     10.369328      2,756,209      2,756,209
      U.S. Government Bond Fund ....................................      10,957.588      9.789477        107,269        107,269
    Columbia Funds Variable Series Trust:
      Select Large-Cap Value Portfolio .............................     118,141.116     15.013937      1,773,763      1,773,763
      Select Smaller-Cap Value Portfolio ...........................     215,147.414     15.438585      3,321,572      3,321,572
      Seligman Global Technology Portfolio
        Monument ...................................................          17.760      8.761070            156
        Monument Advisor ...........................................     177,892.766     22.928625      4,078,837      4,078,993
                                                                                                                    ------------
    Credit Suisse Trust:
      Commodity Return Strategy Portfolio ..........................     372,449.211      8.078922      3,008,988      3,008,988
    DFA Investment Dimensions Group, Inc.:
      VA Global Bond Portfolio .....................................   3,763,745.430     10.813963     40,701,004     40,701,004
      VA International Small Portfolio .............................     843,453.118     16.307458     13,754,576     13,754,576
      VA International Value Portfolio .............................   1,500,808.592     14.134372     21,212,987     21,212,987
      VA Short-Term Fixed Portfolio ................................   1,604,657.904     10.166622     16,313,950     16,313,950
      VA U.S. Large Value Portfolio ................................   1,241,908.040     20.703362     25,711,672     25,711,672
      VA U.S. Targeted Value Portfolio .............................     834,100.577     21.615733     18,029,695     18,029,695
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund ......................................   1,826,477.299     13.368519     24,417,296     24,417,296
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ..............................     437,737.857     23.228465     10,167,978     10,167,978
    The Dreyfus Socially Responsible Growth Fund, Inc.
        Monument ...................................................         333.605     14.476411          4,829
        Monument Advisor ...........................................      40,342.036     19.673942        793,687        798,516
                                                                                                                    ------------
    Dreyfus Stock Index Fund
        Monument ...................................................       3,663.979     17.266229         63,263
        Monument Advisor ...........................................   1,284,529.752     18.762489     24,100,975     24,164,238
                                                                                                                    ------------
    Dreyfus Variable Investment Fund:
      International Value Portfolio
        Monument ...................................................       2,342.225     16.464488         38,564
        Monument Advisor ...........................................     237,202.931     14.148540      3,356,075      3,394,639
                                                                                                                    ------------
    Eaton Vance Variable Trust:
      Floating-Rate Income Fund ....................................   3,159,785.912     11.885069     37,554,274     37,554,274
      Large-Cap Value Fund .........................................      41,854.821     15.119168        632,810        632,810
    Federated Insurance Series:
      High Income Bond Fund II
        Monument ...................................................          82.610     20.527006          1,696
        Monument Advisor ...........................................     507,700.898     20.295587     10,304,088     10,305,784
                                                                                                                    ------------
      Kaufmann Fund II .............................................      51,611.660     15.878020        819,491        819,491
      Managed Tail Risk Fund II ....................................       1,133.175     10.143474         11,494         11,494
      Managed Volatility Fund II ...................................     519,391.100     21.460121     11,146,196     11,146,196
    Fidelity Variable Insurance Products:
      Balanced Portfolio ...........................................     265,894.229     13.869096      3,687,713      3,687,713
      Contrafund Portfolio .........................................     890,730.577     15.735686     14,016,257     14,016,257
      Disciplined Small Cap Portfolio ..............................      27,956.215     17.486433        488,854        488,854
      Dynamic Capital Appreciation Portfolio .......................      17,311.191     17.048678        295,133        295,133

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                          UNIT                      SUB-ACCOUNT
                                                                          UNITS          VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract  owners'  deferred  annuity reserves:
    (Monument Advisor Product unless noted)(continued)
    Fidelity Variable Insurance Products:(continued)
      Equity-Income Portfolio ......................................     152,911.654   $ 16.047097   $  2,453,788   $  2,453,788
      Funds Manager 20% Portfolio ..................................       1,568.217     10.774847         16,897         16,897
      Funds Manager 50% Portfolio ..................................      49,567.909     11.826335        586,207        586,207
      Funds Manager 60% Portfolio ..................................     124,186.116     12.232109      1,519,058      1,519,058
      Funds Manager 70% Portfolio ..................................          83.670     12.612307          1,055          1,055
      Funds Manager 85% Portfolio ..................................         113.692     13.198136          1,501          1,501
      Growth Portfolio .............................................     166,160.966     16.563969      2,752,285      2,752,285
      Growth & Income Portfolio ....................................      79,078.921     16.918759      1,337,917      1,337,917
      Growth Opportunities Portfolio ...............................      73,638.327     17.902603      1,318,318      1,318,318
      High Income Portfolio ........................................     469,497.211     12.575651      5,904,233      5,904,233
      International Capital Appreciation Portfolio .................     173,588.025     13.678367      2,374,401      2,374,401
      Investment Grade Bond Portfolio ..............................     133,277.275     11.015033      1,468,054      1,468,054
      Mid Cap Portfolio ............................................     186,906.868     14.344262      2,681,041      2,681,041
      Overseas Portfolio ...........................................     272,055.806     13.230417      3,599,412      3,599,412
      Real Estate Portfolio ........................................     331,753.292     13.765560      4,566,770      4,566,770
      Strategic Income Portfolio ...................................     768,011.755     11.497462      8,830,186      8,830,186
      Target Volatility Portfolio ..................................      10,760.166     10.971123        118,051        118,051
      Value Portfolio ..............................................      67,879.645     16.515806      1,121,087      1,121,087
      Value Leaders Portfolio ......................................       7,461.951     15.038339        112,215        112,215
      Value Strategies Portfolio ...................................      22,895.719     16.231398        371,630        371,630
    First Eagle Variable Funds:
      Overseas Variable Fund .......................................     949,153.815     18.274468     17,345,281     17,345,281
    Franklin Templeton Variable Insurance Products Trust:
      Global Real Estate Securities II Fund ........................     149,008.628     17.668044      2,632,691      2,632,691
      High Income Securities II Fund ...............................     446,149.907     20.965258      9,353,648      9,353,648
      Income Securities II Fund ....................................     683,129.118     20.220215     13,813,018     13,813,018
      Mutual Shares Securities II Fund .............................     204,407.862     20.084607      4,105,452      4,105,452
      Strategic Income Securities II Fund ..........................     719,361.813     17.159967     12,344,225     12,344,225
      Templeton Global Bond Securities II Fund .....................   2,244,320.671     16.912661     37,957,435     37,957,435
      U.S. Government II Fund ......................................     339,802.182     11.882852      4,037,819      4,037,819
    Goldman Sachs Variable Insurance Trust:
      Global Markets Navigator Fund - Service ......................         876.443     10.213043          8,951          8,951
    Guggenheim Variable Insurance Funds:
      CLS AdvisorOne Amerigo Fund ..................................     110,691.755     17.208476      1,904,836      1,904,836
      CLS AdvisorOne Clermont Fund .................................      86,009.155     14.128924      1,215,217      1,215,217
      CLS AdvisorOne Select Allocation Fund ........................       1,155.700     13.229521         15,289         15,289
      Global Managed Futures Strategy Fund .........................     257,274.146      7.415377      1,907,785      1,907,785
      Long Short Equity Fund .......................................      13,483.060     15.679351        211,406        211,406
      Multi-Hedge Strategies Fund ..................................     384,328.497      9.713514      3,733,180      3,733,180
      Rydex Banking Fund ...........................................     231,486.113      6.935758      1,605,532      1,605,532
      Rydex Basic Materials Fund ...................................      29,104.945     18.483316        537,956        537,956
      Rydex Biotechnology Fund
        Monument ...................................................       3,074.981     24.648812         75,795
        Monument Advisor ...........................................     103,782.771     33.147882      3,440,179      3,515,974
                                                                                                                    ------------
      Rydex Commodities Strategy Fund ..............................     225,635.946      5.690024      1,283,874      1,283,874
      Rydex Consumer Products Fund .................................      48,442.211     22.511785      1,090,521      1,090,521
      Rydex Dow 2X Strategy Fund
        Monument ...................................................       1,373.728     18.105290         24,872
        Monument Advisor ...........................................     115,455.296     20.615704      2,380,192      2,405,064
                                                                                                                    ------------
      Rydex Electronics Fund .......................................      10,822.902     13.031090        141,034        141,034
      Rydex Energy Fund
        Monument ...................................................           9.300     23.557190            219
        Monument Advisor ...........................................      63,330.706     20.237797      1,281,674      1,281,893
                                                                                                                    ------------
      Rydex Energy Services Fund ...................................      43,318.103     21.213224        918,917        918,917
      Rydex Europe 1.25X Strategy Fund .............................     119,754.288     11.226007      1,344,362      1,344,362

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

=============================================================================================================================
                                                                                        UNIT                      SUB-ACCOUNT
                                                                         UNITS         VALUE          VALUE          VALUE
---------------------------------------------------------------------------------------------------------------- ------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted)(continued)
    Guggenheim Variable Insurance Funds:(continued)
      Rydex Financial Services Fund
        Monument ...................................................        95.774   $  9.470404   $       907
        Monument Advisor ...........................................    67,501.958     10.102014       681,906   $   682,813
                                                                                                                 -----------
      Rydex Government Long Bond 1.2X Strategy Fund ................    95,804.198     13.908891     1,332,530     1,332,530
      Rydex Health Care Fund
        Monument ...................................................     1,179.864     19.203858        22,658
        Monument Advisor ...........................................   107,233.966     21.157783     2,268,833     2,291,491
                                                                                                                 -----------
      Rydex Internet Fund
        Monument ...................................................       374.177     20.874608         7,811
        Monument Advisor ...........................................   102,723.125     25.613472     2,631,096     2,638,907
                                                                                                                 -----------
      Rydex Inverse Dow 2X Strategy Fund ...........................   114,596.207      1.297650       148,706       148,706
      Rydex Inverse Government Long Bond Strategy Fund .............   613,450.108      5.652537     3,467,549     3,467,549
      Rydex Inverse Mid-Cap Strategy Fund ..........................     6,278.014      2.954505        18,548        18,548
      Rydex Inverse NASDAQ-100(R) Strategy Fund ....................    48,237.763      2.820628       136,061       136,061
      Rydex Inverse Russell 2000(R) Strategy Fund ..................    41,042.643      2.567263       105,367       105,367
      Rydex Inverse S&P 500 Strategy Fund ..........................   232,983.681      4.111937       958,014       958,014
      Rydex Japan 2X Strategy Fund .................................    28,153.943     16.100874       453,303       453,303
      Rydex Leisure Fund ...........................................   194,317.503     19.660869     3,820,451     3,820,451
      Rydex Mid Cap 1.5X Strategy Fund
        Monument ...................................................       785.904     33.936374        26,671
        Monument Advisor ...........................................   189,468.557     22.932394     4,344,968     4,371,639
                                                                                                                 -----------
      Rydex NASDAQ-100(R) Fund
        Monument ...................................................     1,471.292     26.639116        39,194
        Monument Advisor ...........................................   252,849.588     24.064410     6,084,676     6,123,870
                                                                                                                 -----------
      Rydex NASDAQ-100(R) 2X Strategy Fund
        Monument ...................................................     1,210.475     27.564346        33,366
        Monument Advisor ...........................................   199,127.251     33.662733     6,703,167     6,736,533
                                                                                                                 -----------
      Rydex Nova Fund
        Monument ...................................................       761.285     16.742327        12,746
        Monument Advisor ...........................................   540,805.863     17.874177     9,666,460     9,679,206
                                                                                                                 -----------
      Rydex Precious Metals Fund ...................................   150,667.588     10.483933     1,579,589     1,579,589
      Rydex Real Estate Fund .......................................    92,972.753     13.577133     1,262,303     1,262,303
      Rydex Retailing Fund .........................................    93,810.099     21.446130     2,011,864     2,011,864
      Rydex Russell 2000(R) 1.5X Strategy Fund
        Monument ...................................................       692.163     30.963792        21,432
        Monument Advisor ...........................................    93,869.218     20.865856     1,958,662     1,980,094
                                                                                                                 -----------
      Rydex Russell 2000(R) 2X Strategy Fund .......................    69,931.756     11.972188       837,236       837,236
      Rydex S&P 500 2X Strategy Fund
        Monument ...................................................     1,410.728     16.319853        23,023
        Monument Advisor ...........................................    92,234.010     17.408228     1,605,631     1,628,654
                                                                                                                 -----------
      Rydex S&P 500 Pure Growth Fund
        Monument ...................................................       317.946     18.430942         5,860
        Monument Advisor ...........................................   171,979.201     20.544288     3,533,190     3,539,050
                                                                                                                 -----------
      Rydex S&P 500 Pure Value Fund ................................   402,504.759     19.570870     7,877,368     7,877,368
      Rydex S&P MidCap 400 Pure Growth Fund
        Monument ...................................................        37.378     25.174896           941
        Monument Advisor ...........................................   131,984.402     26.761611     3,532,115     3,533,056
                                                                                                                 -----------
      Rydex S&P MidCap 400 Pure Value Fund .........................    45,095.896     19.666140       886,862       886,862
      Rydex S&P SmallCap 600 Pure Growth Fund ......................   197,558.950     21.873570     4,321,320     4,321,320
      Rydex S&P SmallCap 600 Pure Value Fund .......................   198,207.154     19.064675     3,778,755     3,778,755
      Rydex Strengthening Dollar 2X Strategy Fund ..................    54,721.211      6.104980       334,072       334,072
      Rydex Technology Fund ........................................   210,145.781     17.792887     3,739,100     3,739,100
      Rydex Telecommunications Fund ................................     5,936.768     12.630088        74,982        74,982
      Rydex Transportation Fund
        Monument ...................................................       913.081     20.376638        18,606
        Monument Advisor ...........................................   176,833.039     20.942497     3,703,325     3,721,931
                                                                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================================
                                                                                            UNIT                        SUB-ACCOUNT
                                                                            UNITS          VALUE          VALUE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted)(continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex U.S. Government Money Market Fund
        Monument ...................................................          289.533   $  9.772381   $       2,829
        Monument Advisor ...........................................      578,480.728     11.085906       6,412,983   $   6,415,812
                                                                                                                      -------------
      Rydex Utilities Fund
        Monument ...................................................           19.279     17.727762             342
        Monument Advisor ...........................................       58,325.015     16.577195         966,865         967,207
                                                                                                                      -------------
      Rydex Weakening Dollar 2X Strategy Fund ......................          576.486     11.124259           6,413           6,413
      VT All Cap Value Fund ........................................        3,718.518     15.665251          58,252          58,252
      VT Floating Rate Strategies Fund .............................    1,498,278.295     10.248000      15,354,356      15,354,356
      VT High Yield Fund ...........................................      577,909.930     12.507613       7,228,274       7,228,274
      VT Large Cap Value Fund ......................................        3,499.975     15.538218          54,383          54,383
      VT Macro Opportunities Fund ..................................       91,014.906     10.096000         918,886         918,886
      VT Managed Asset Allocation Fund .............................       28,041.710     13.414384         376,162         376,162
      VT Small Cap Value Fund ......................................       56,905.031     17.026946         968,919         968,919
      VT StylePlus Large Core Fund .................................          311.294     14.759302           4,594           4,594
      VT StylePlus Large Growth Fund ...............................       53,426.320     14.291744         763,555         763,555
      VT StylePlus Mid Growth Fund .................................       40,249.947     15.364221         618,409         618,409
      VT StylePlus Small Growth Fund ...............................        1,091.606     16.907936          18,457          18,457
      VT U.S. Total Return Bond Fund ...............................      199,049.685     11.221380       2,233,612       2,233,612
      VT World Equity Income Fund ..................................        9,933.396     12.108983         120,283         120,283
    Invesco Variable Insurance Funds:
      Balanced-Risk Allocation Fund ................................      449,116.212     10.533346       4,730,696       4,730,696
      Comstock Fund ................................................      211,168.138     16.728289       3,532,482       3,532,482
      Core Equity Fund .............................................       57,837.908     17.121831         990,291         990,291
      Diversified Dividend Fund ....................................      220,406.057     14.351092       3,163,068       3,163,068
      Equity and Income Fund .......................................      171,458.713     14.503280       2,486,714       2,486,714
      Global Health Care Fund
        Monument ...................................................          124.840     19.613076           2,448
        Monument Advisor ...........................................       40,966.304     22.491946         921,412         923,860
                                                                                                                      -------------
      Global Real Estate Fund
        Monument ...................................................        2,231.957     28.270510          63,099
        Monument Advisor ...........................................      266,749.971     16.613758       4,431,719       4,494,818
                                                                                                                      -------------
      Government Securities Fund ...................................      122,983.571     12.907595       1,587,422       1,587,422
      Growth and Income Fund .......................................      152,809.110     15.927140       2,433,812       2,433,812
      High Yield Fund
        Monument ...................................................           49.778     18.016616             897
        Monument Advisor ...........................................      311,923.962     19.122987       5,964,918       5,965,815
                                                                                                                      -------------
      International Growth Fund ....................................      607,151.449     11.282319       6,850,076       6,850,076
      Mid Cap Core Equity Fund .....................................       85,911.897     18.643132       1,601,667       1,601,667
      Money Market Fund
        Monument ...................................................        2,874.660      9.790138          28,143
        Monument Advisor ...........................................   13,984,584.333     10.005377     139,921,038     139,949,181
                                                                                                                      -------------
      Technology Fund
        Monument Advisor ...........................................       14,603.750     19.337603         282,402         282,402
      Value Opportunities Fund .....................................       11,590.918     14.549335         168,640         168,640
    Ivy Funds Variable Insurance Portfolios, Inc.:
      Asset Strategy Portfolio .....................................    1,024,719.456     14.975810      15,346,004      15,346,004
      Balanced Portfolio ...........................................       94,681.917     16.784510       1,589,190       1,589,190
      Bond Portfolio ...............................................       28,622.680     11.678506         334,270         334,270
      Dividend Opportunities Portfolio .............................       16,437.621     16.446063         270,334         270,334
      Energy Portfolio .............................................      114,936.646     14.927914       1,715,764       1,715,764
      Global Bond Portfolio ........................................       24,926.367     10.831129         269,981         269,981
      Global Natural Resources Portfolio ...........................      105,893.615      9.556063       1,011,926       1,011,926
      Growth Portfolio .............................................        6,097.609     18.169169         110,788         110,788
      High Income Portfolio ........................................    3,121,256.920     16.273588      50,794,049      50,794,049
      Limited Term Bond Portfolio ..................................       58,869.126      9.943381         585,358         585,358

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===============================================================================================================================
                                                                                        UNIT                       SUB-ACCOUNT
                                                                         UNITS          VALUE         VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted)(continued)
    Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
      Mid Cap Growth Portfolio .....................................   178,743.279   $ 20.234905   $  3,616,853   $  3,616,853
      Science and Technology Portfolio .............................   301,705.851     22.711408      6,852,165      6,852,165
      Value Portfolio ..............................................    88,668.251     17.893362      1,586,573      1,586,573
    Janus Aspen Series - Institutional:
      Balanced Portfolio ...........................................   740,017.529     16.713431     12,368,232     12,368,232
      Enterprise Portfolio
        Monument ...................................................     4,329.188     25.727939        111,381
        Monument Advisor ...........................................   269,540.606     20.202280      5,445,335      5,556,716
                                                                                                                  ------------
      Forty Portfolio ..............................................   150,081.726     16.970815      2,547,009      2,547,009
      Global Research Portfolio
        Monument ...................................................     4,489.472     14.501014         65,102
        Monument Advisor ...........................................    80,081.772     14.396803      1,152,921      1,218,023
                                                                                                                  ------------
      Janus Portfolio
        Monument ...................................................     2,642.850     16.418094         43,391
        Monument Advisor ...........................................    60,353.801     16.632013      1,003,805      1,047,196
                                                                                                                  ------------
      Overseas Portfolio
        Monument ...................................................        25.334     35.779186            906
        Monument Advisor ...........................................   386,309.056     14.246152      5,503,418      5,504,324
                                                                                                                  ------------
      Perkins Mid Cap Value Portfolio ..............................   491,867.525     15.235640      7,493,917      7,493,917
    Janus Aspen Series - Service:
      Flexible Bond Portfolio ......................................   182,172.936     10.417816      1,897,844      1,897,844
      Global Technology Portfolio ..................................    10,497.528     13.672128        143,524        143,524
      Global Allocation Portfolio - Moderate .......................     1,570.873     11.902603         18,697         18,697
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio ............................   795,596.911     25.462922     20,258,222     20,258,222
      International Equity Portfolio ...............................   300,521.676     17.209410      5,171,801      5,171,801
      Multi-Asset Targeted Volatility Portfolio ....................    89,527.223     12.436107      1,113,370      1,113,370
      US Small-Mid Cap Equity Portfolio
        Monument ...................................................        77.664     25.141999          1,953
        Monument Advisor ...........................................    40,284.750     19.653830        791,750        793,703
                                                                                                                  ------------
      US Strategic Equity Portfolio ................................    17,846.045     17.162608        306,285        306,285
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio ......................   474,551.413     17.391087      8,252,965      8,252,965
      ClearBridge All Cap Value Portfolio ..........................    69,389.549     13.075583        907,309        907,309
      ClearBridge Equity Income Portfolio ..........................   234,304.556     14.064085      3,295,279      3,295,279
      ClearBridge Large Cap Growth Portfolio .......................   119,969.893     16.189939      1,942,305      1,942,305
      ClearBridge Small Cap Growth Portfolio .......................   318,916.635     14.823355      4,727,414      4,727,414
      Dynamic Multi-Strategy Portfolio .............................    75,306.558     12.118524        912,604        912,604
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ...............   289,479.308     18.587679      5,380,748      5,380,748
      Western Asset Strategic Bond Portfolio
        Monument ...................................................       122.800     13.337634          1,638
        Monument Advisor ...........................................    40,020.973     14.105124        564,501        566,139
                                                                                                                  ------------
    Lord Abbett Series Fund, Inc:
      Bond Debenture Portfolio .....................................   933,316.652     15.759358     14,708,471     14,708,471
      Calibrated Dividend Growth Portfolio .........................    53,970.242     19.073742      1,029,414      1,029,414
      Classic Stock Portfolio ......................................    24,510.259     13.607205        333,516        333,516
      Growth and Income Portfolio
        Monument ...................................................     1,614.908     25.891898         41,813
        Monument Advisor ...........................................   174,442.391     16.593161      2,894,551      2,936,364
                                                                                                                  ------------
      International Opportunities Portfolio ........................   218,736.170     10.909888      2,386,387      2,386,387
      Merger Fund VL: ..............................................   925,049.829     11.113962     10,280,969     10,280,969
    Nationwide Variable Insurance Trust:
      Bond Index Fund ..............................................   116,410.049     13.478682      1,569,054      1,569,054
      International Index Fund .....................................   423,492.299     10.280969      4,353,911      4,353,911
      Mid Cap Index Fund ...........................................   272,602.449     16.670409      4,544,394      4,544,394
      S&P 500 Index Fund ...........................................   387,419.671     14.236713      5,515,583      5,515,583

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                          UNIT                      SUB-ACCOUNT
                                                                           UNITS          VALUE         VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted) (continued)
    Nationwide Variable Insurance Trust: (continued)
      Small Cap Index Fund .........................................     236,136.069   $ 15.545879   $  3,670,943   $  3,670,943
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio
        Monument ...................................................         445.748     16.503926          7,357
        Monument Advisor ...........................................      72,312.040     17.222383      1,245,386      1,252,743
                                                                                                                    ------------
      Mid-Cap Growth Portfolio .....................................      40,144.152     24.622333        988,443        988,443
      Mid Cap Intrinsic Value Portfolio ............................      77,093.935     19.899994      1,534,169      1,534,169
      Short Duration Bond Portfolio ................................     256,101.237     12.046855      3,085,214      3,085,214
      Small-Cap Growth Portfolio ...................................     103,879.178     16.580873      1,722,407      1,722,407
      Socially Responsive Portfolio ................................     114,955.421     19.888660      2,286,309      2,286,309
    Northern Lights Variable Trust:
      7Twelve Balanced Portfolio ...................................      52,453.409     10.329928        541,840        541,840
      Adaptive Allocation Portfolio ................................      18,558.038     10.255886        190,329        190,329
      BCM Decathlon Aggressive Portfolio ...........................     151,219.540     11.295927      1,708,165      1,708,165
      BCM Decathlon Conservative Portfolio .........................     488,811.074     10.249059      5,009,854      5,009,854
      BCM Decathlon Moderate Portfolio .............................     528,913.832     10.922982      5,777,316      5,777,316
      Changing Parameters Portfolio ................................   1,541,562.094      9.956887     15,349,160     15,349,160
      Innealta Country Rotation Portfolio ..........................      24,591.521      9.834831        241,853        241,853
      Innealta Sector Rotation Portfolio ...........................      14,679.823      9.596836        140,880        140,880
      JNF Balanced Portfolio
        Monument ...................................................       4,079.965     13.309873         54,304
        Monument Advisor ...........................................      41,168.575     14.516823        597,637        651,941
                                                                                                                    ------------
      JNF Equity Portfolio
        Monument ...................................................      14,448.877     13.011230        187,998
        Monument Advisor ...........................................     119,053.827     14.191402      1,689,541      1,877,539
                                                                                                                    ------------
      Mariner Hyman Beck Portfolio Class 2 .........................      48,393.407     10.467288        506,548        506,548
      Power Income Portfolio Class 2 ...............................     311,501.647     10.742661      3,346,357      3,346,357
      Probabilities Portfolio ......................................   3,600,238.760     10.440000     37,586,493     37,586,493
      TOPS Aggressive Growth ETF - Class 1 .........................       6,038.577     12.282367         74,168         74,168
      TOPS Balanced ETF - Class 2 ..................................       4,093.010     11.563571         47,330         47,330
      TOPS Capital Preservation ETF - Class 1 ......................       5,802.780     11.382709         66,051         66,051
      TOPS Capital Preservation ETF - Class 2 ......................      38,246.623     11.324566        433,126        433,126
      TOPS Growth ETF - Class 1 ....................................      62,388.439     13.200361        823,550        823,550
      TOPS Growth ETF - Class 2 ....................................       6,087.771     13.054836         79,475         79,475
      TOPS Moderate Growth ETF - Class 1 ...........................     169,161.366     11.831840      2,001,490      2,001,490
      TOPS Moderate Growth ETF - Class 2 ...........................       2,779.482     11.762660         32,694         32,694
      TOPS Managed Risk Balanced ETF - Class 1 .....................     559,317.002     11.854979      6,630,691      6,630,691
      TOPS Managed Risk Balanced ETF - Class 2 .....................      24,662.463     11.793939        290,868        290,868
      TOPS Managed Risk Growth ETF - Class 1 .......................   3,053,486.741     11.789291     35,998,444     35,998,444
      TOPS Managed Risk Growth ETF - Class 2 .......................       1,386.570     11.717894         16,248         16,248
      TOPS Managed Risk Moderate Growth ETF - Class 1 ..............     518,050.385     12.328613      6,386,843      6,386,843
      TOPS Managed Risk Moderate Growth ETF - Class 2 ..............      85,170.691     12.274891      1,045,461      1,045,461
    Oppenheimer Variable Account Funds:
      Capital Income Fund ..........................................       9,667.263     12.751919        123,276        123,276
      Core Bond Fund ...............................................      30,786.331     11.089362        341,401        341,401
      Equity Income Fund ...........................................         119.994     14.971763          1,797          1,797
      Global Fund ..................................................     269,587.677     15.450370      4,165,229      4,165,229
      Global Strategic Income Fund .................................      43,078.807     11.314659        487,422        487,422
      International Growth Fund ....................................     405,573.702     15.470760      6,274,533      6,274,533
      Main Street(R) Fund ..........................................     123,248.798     16.037641      1,976,620      1,976,620
    PIMCO Variable Insurance Trust:
      All Asset Portfolio ..........................................   2,094,958.262     15.437385     32,340,677     32,340,677
      CommodityRealReturn Strategy Portfolio .......................   1,210,359.240      9.745566     11,795,636     11,795,636
      Emerging Markets Bond Portfolio ..............................     845,625.781     16.713202     14,133,114     14,133,114
      Foreign Bond Unhedged Portfolio ..............................     287,501.079     13.314274      3,827,868      3,827,868
      Foreign Bond US Dollar-Hedged Portfolio ......................     588,429.927     15.584665      9,170,483      9,170,483
      Global Advantage Strategy Bond Portfolio .....................     166,434.448     10.255635      1,706,891      1,706,891

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                          UNIT                      SUB-ACCOUNT
                                                                           UNITS          VALUE         VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted) (continued)
    PIMCO Variable Insurance Trust: (continued)
      Global Bond Unhedged Portfolio ...............................     206,044.313   $ 15.323740   $  3,157,369   $  3,157,369
      Global Diversified Allocation Portfolio ......................      13,729.931     11.527897        158,277        158,277
      Global Multi-Asset Portfolio .................................     397,462.617     10.063635      3,999,919      3,999,919
      High Yield Portfolio .........................................   3,612,081.947     16.872694     60,945,553     60,945,553
      Long-Term US Government Portfolio ............................      68,966.298     15.870948      1,094,561      1,094,561
      Low Duration Portfolio .......................................   2,001,026.118     13.706075     27,426,214     27,426,214
      Real Return Portfolio ........................................   1,168,467.426     14.725741     17,206,549     17,206,549
      Short-Term Portfolio .........................................   1,380,078.093     12.640352     17,444,673     17,444,673
      Total Return Portfolio
        Monument ...................................................         104.930     15.502116          1,627
        Monument Advisor ...........................................   5,987,358.192     16.449185     98,487,163     98,488,790
                                                                                                                    ------------
      Unconstrained Bond Portfolio .................................   1,332,182.391     10.559708     14,067,457     14,067,457
    Pioneer Variable Contracts Trust:
      Bond Portfolio ...............................................     319,494.950     14.814795      4,733,252      4,733,252
      Disciplined Value Portfolio ..................................     184,185.139     12.875420      2,371,461      2,371,461
      Emerging Markets Portfolio ...................................     230,010.040     11.134330      2,561,008      2,561,008
      Equity Income Portfolio
        Monument ...................................................       1,250.189     17.115359         21,397
        Monument Advisor ...........................................     219,401.727     18.390174      4,034,836      4,056,233
                                                                                                                    ------------
      Fund Portfolio ...............................................      48,511.897     17.671507        857,278        857,278
      High Yield Portfolio .........................................     237,164.242     18.515331      4,391,174      4,391,174
      Mid Cap Value Portfolio ......................................      41,291.971     17.597856        726,650        726,650
      Strategic Income Portfolio ...................................     824,676.364     15.561799     12,833,448     12,833,448
    ProFunds VP:
      Access VP High Yield Fund ....................................     495,692.008     14.185996      7,031,885      7,031,885
      Asia 30 Fund .................................................      46,276.557     10.950196        506,737        506,737
      Banks Fund ...................................................      57,045.677     14.463420        825,076        825,076
      Basic Materials Fund .........................................      80,425.352     13.094900      1,053,162      1,053,162
      Bear Fund ....................................................     821,970.829      4.986833      4,099,031      4,099,031
      Biotechnology Fund ...........................................      97,950.040     25.351184      2,483,149      2,483,149
      Bull Fund ....................................................     888,029.231     15.658996     13,905,646     13,905,646
      Consumer Goods Fund ..........................................      55,203.681     16.835716        929,393        929,393
      Consumer Services Fund .......................................     245,976.800     18.712592      4,602,863      4,602,863
      Emerging Markets Fund ........................................      67,390.473      8.876353        598,182        598,182
      Europe 30 Fund ...............................................     147,486.945     13.779033      2,032,227      2,032,227
      Falling U.S. Dollar Fund .....................................         382.397      9.397838          3,594          3,594
      Financials Fund ..............................................     123,921.433     14.018578      1,737,202      1,737,202
      Health Care Fund .............................................     161,125.331     18.495835      2,980,148      2,980,148
      Industrials Fund .............................................     267,521.947     16.950190      4,534,548      4,534,548
      International Fund ...........................................      87,523.789     13.107805      1,147,245      1,147,245
      Internet Fund ................................................      50,195.301     17.588705        882,870        882,870
      Japan Fund ...................................................      58,401.364     13.509647        788,982        788,982
      Large-Cap Growth Fund ........................................     126,393.538     16.454066      2,079,688      2,079,688
      Large-Cap Value Fund .........................................     169,552.812     15.409052      2,612,648      2,612,648
      Mid-Cap Fund .................................................     615,833.182     15.868561      9,772,386      9,772,386
      Mid-Cap Growth Fund ..........................................     128,659.410     16.626779      2,139,192      2,139,192
      Mid-Cap Value Fund ...........................................      54,584.976     15.751373        859,788        859,788
      Money Market Fund ............................................   2,705,029.957     10.006436     27,067,709     27,067,709
      NASDAQ-100 Fund ..............................................     328,137.038     17.467045      5,731,584      5,731,584
      Oil & Gas Fund ...............................................      71,079.814     14.722218      1,046,453      1,046,453
      Pharmaceuticals Fund .........................................      23,338.595     17.550660        409,608        409,608
      Precious Metals Fund .........................................     293,747.980      5.306694      1,558,831      1,558,831
      Real Estate Fund .............................................      34,568.253     13.226518        457,218        457,218
      Rising Rates Opportunity Fund ................................     252,075.645      6.022208      1,518,052      1,518,052
      Semiconductor Fund ...........................................       2,816.440     12.994835         36,599         36,599
      Short Emerging Markets Fund ..................................       4,215.445      9.133791         38,503         38,503
      Short International Fund .....................................      12,515.662      6.277210         78,563         78,563

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

================================================================================================================================
                                                                                          UNIT                      SUB-ACCOUNT
                                                                           UNITS          VALUE          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted) (continued)
    ProFunds VP: (contiued)
      Short Mid-Cap Fund ...........................................          85.923   $  4.996901   $        429   $        429
      Short NASDAQ-100 Fund ........................................       8,243.259      4.421153         36,445         36,445
      Short Small-Cap Fund .........................................       6,397.593      4.272912         27,336         27,336
      Small Cap Fund ...............................................     205,195.769     16.045829      3,292,536      3,292,536
      Small-Cap Growth Fund ........................................      83,736.156     17.942496      1,502,436      1,502,436
      Small-Cap Value Fund .........................................     110,715.561     16.071609      1,779,377      1,779,377
      Technology Fund ..............................................      70,559.048     14.592360      1,029,623      1,029,623
      Telecommunications Fund ......................................      19,931.744     14.025398        279,551        279,551
      U.S. Government Plus Fund ....................................       4,231.175     12.437425         52,625         52,625
      UltraBull Fund ...............................................      29,554.695     22.495673        664,853        664,853
      UltraMid-Cap Fund ............................................      48,129.868     23.011566      1,107,544      1,107,544
      UltraNASDAQ-100 Fund .........................................      39,875.253     28.009750      1,116,896      1,116,896
      UltraShort NASDAQ-100 Fund ...................................      85,013.531      2.367759        201,292        201,292
      UltraSmall-Cap Fund ..........................................      39,400.797     22.395781        882,412        882,412
      Utilities Fund ...............................................      28,535.048     14.120843        402,939        402,939
    Putnam Variable Trust:
      Absolute Return 500 Fund .....................................      33,641.478     10.439333        351,195        351,195
      American Government Income Fund ..............................      82,481.699     10.673460        880,365        880,365
      Diversified Income Fund ......................................     766,601.869     11.687668      8,959,788      8,959,788
      Equity Income Fund ...........................................     192,991.099     16.932722      3,267,865      3,267,865
      High Yield Fund ..............................................   1,093,607.912     12.898070     14,105,431     14,105,431
      Income Fund ..................................................      96,756.711     11.885105      1,149,964      1,149,964
      Investors Fund ...............................................       2,478.298     16.666884         41,306         41,306
      Multi-Cap Value Fund .........................................      25,406.986     16.792189        426,639        426,639
      Voyager Fund .................................................      89,333.141     14.265780      1,274,407      1,274,407
    Royce Capital Fund:
      Micro-Cap Portfolio
        Monument ...................................................         832.648     27.653109         23,025
        Monument Advisor ...........................................     173,351.188     20.596817      3,570,483      3,593,508
                                                                                                                    ------------
      Small-Cap Portfolio
        Monument ...................................................         867.843     32.664710         28,348
        Monument Advisor ...........................................     444,167.515     22.174129      9,849,028      9,877,376
                                                                                                                    ------------
    Russell Investment Funds:
      Aggressive Equity Fund .......................................       1,538.591     14.074294         21,655         21,655
      Balanced Strategy Fund .......................................      68,335.922     11.610677        793,426        793,426
      Core Bond Fund ...............................................      39,392.091     10.917402        430,059        430,059
      Equity Growth Strategy Fund ..................................      28,803.405     11.901881        342,815        342,815
      Global Real Estate Securities Fund ...........................     185,728.271     11.387229      2,114,930      2,114,930
      Moderate Strategy Fund .......................................      40,520.601     11.277691        456,979        456,979
      Multi-Style Equity Fund ......................................      13,311.031     13.945789        185,633        185,633
      Non U.S. Fund ................................................      15,957.544     11.582536        184,829        184,829
    SEI Insurance Products Trust:
      Conservative Strategy Fund ...................................       2,636.488     10.019763         26,417         26,417
      Market Growth Strategy Fund ..................................       1,493.752     10.137392         15,143         15,143
      Market Plus Strategy Fund ....................................         798.210     10.214215          8,153          8,153
    T. Rowe Price Equity Series, Inc.:
      Blue Chip Growth Portfolio II ................................     843,617.991     18.932281     15,971,613     15,971,613
      Equity Income Portfolio II ...................................     815,506.816     15.659277     12,770,247     12,770,247
      Health Sciences Portfolio II .................................     362,820.918     29.520289     10,710,578     10,710,578
    T. Rowe Price Fixed Income Series, Inc.:
      Limited-Term Bond Portfolio II ...............................     347,445.787     11.977567      4,161,555      4,161,555
    Third Avenue Variable Series Trust:
      Value Portfolio
        Monument ...................................................         284.265     20.367603          5,790
        Monument Advisor ...........................................     286,016.085     14.867980      4,252,481      4,258,271
                                                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                         UNIT                          SUB-ACCOUNT
                                                                         UNITS          VALUE           VALUE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves:
    (Monument Advisor Product unless noted) (continued)
    Timothy Plan Variable Series:
      Conservative Growth Portfolio ................................    146,199.591   $ 12.449672   $     1,820,137    $  1,820,137
      Strategic Growth Portfolio ...................................    115,496.096     13.317319         1,538,098       1,538,098
    Van Eck VIP Trust:
      Emerging Markets Fund
        Monument ...................................................      1,516.878     24.199248            36,707
        Monument Advisor ...........................................    441,592.663     25.672293        11,336,696      11,373,403
                                                                                                                        -----------
      Global Gold Fund .............................................     86,290.422      7.653636           660,435         660,435
      Global Hard Assets Fund
        Monument ...................................................         24.283     35.591068               864
        Monument Advisor ...........................................    182,463.312     27.859130         5,083,269       5,084,133
                                                                                                                        -----------
      Multi-Manager Alternatives Fund ..............................    104,489.644     12.292437         1,284,432       1,284,432
      Unconstrained Emerging Markets Bond Fund .....................     54,118.890     13.779358           745,724         745,724
    Vanguard Variable Insurance Fund:
      Balanced Portfolio ...........................................    905,126.704     14.985713        13,563,969      13,563,969
      Capital Growth Portfolio .....................................    376,581.044     16.948264         6,382,395       6,382,395
      Diversified Value Portfolio ..................................    401,325.972     14.977771         6,010,969       6,010,969
      Equity Income Portfolio ......................................  1,481,938.183     19.026285        28,195,778      28,195,778
      Equity Index Portfolio .......................................    870,485.100     15.067113        13,115,697      13,115,697
      Growth Portfolio .............................................    222,069.649     18.131338         4,026,420       4,026,420
      High Yield Bond Portfolio ....................................    673,372.235     14.711147         9,906,078       9,906,078
      International Portfolio ......................................    913,806.304     12.053666        11,014,716      11,014,716
      Mid-Cap Index Portfolio ......................................    352,353.556     20.325084         7,161,616       7,161,616
      REIT Index Portfolio .........................................    878,992.446     17.972021        15,797,271      15,797,271
      Short-Term Investment Grade Portfolio ........................  2,796,919.868     12.317107        34,449,961      34,449,961
      Small Company Growth Portfolio ...............................    396,525.678     21.529136         8,536,855       8,536,855
      Total Bond Market Index Portfolio ............................  1,419,061.336     12.751627        18,095,341      18,095,341
      Total Stock Market Index Portfolio ...........................  1,962,842.327     15.497619        30,419,383      30,419,383
    Variable Insurance Trust:
      Vice Fund ....................................................     71,527.540     13.751289           983,596         983,596
    Virtus Variable Insurance Trust:
      International Series .........................................    222,347.778     12.757725         2,836,652       2,836,652
      Multi-Sector Fixed Income Series .............................    270,227.721     11.808615         3,191,015       3,191,015
      Premium AlphaSector Series ...................................  1,177,708.652     14.768287        17,392,739      17,392,739
      Real Estate Securities Series ................................    174,699.744     12.589157         2,199,323       2,199,323
    Wells Fargo Advantage VT Funds:
      Discovery Fund
        Monument ...................................................      4,791.969     25.835221           123,802
        Monument Advisor ...........................................    347,063.484     31.189585        10,824,766      10,948,568
                                                                                                                        -----------
      Opportunity Fund
        Monument ...................................................        111.411     25.998603             2,897
        Monument Advisor ...........................................     21,377.791     21.395702           457,393         460,290
                                                                                                                        -----------
      Small Cap Value Fund .........................................     49,024.383     11.923631           584,549         584,549
    Wilshire Variable Insurance Trust:
      2015 ETF Fund ................................................     11,591.262     11.556677           133,956         133,956
      2035 ETF Fund ................................................     25,077.646     12.115310           303,823         303,823
      Equity Fund ..................................................      4,796.290     13.225220            63,432          63,432
      Income Fund ..................................................     12,826.258     10.219838           131,082         131,082
      International Equity Fund ....................................        538.030     12.187737             6,557           6,557
      Small Cap Fund ...............................................     12,354.919     13.324874           164,628         164,628
      Socially Responsible Fund ....................................      2,154.995     13.381186            28,836          28,836
------------------------------------------------------------------------------------------------------------------------------------
      Net assets attributable to contract owners' deferred
        annuity reserves .......................................................................... $ 2,077,353,311  $2,077,353,311
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

============================================================================================================
                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' death benefit reserves:
  Guggenheim Variable Insurance Funds:
    Rydex Precious Metals Fund............................................................   $        12,863
  Invesco Variable Insurance Funds:
    Money Market Fund ....................................................................            15,989
  PIMCO Variable Insurance Trust:
    Total Return Portfolio ...............................................................            74,570
------------------------------------------------------------------------------------------------------------
      Net assets attributable to contract owners' death benefit reserves .................   $       103,422
------------------------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' reserves .............................   $ 2,077,456,733
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                     ADVISORS
                                                                     PREFERRED
                                                                       TRUST                    THE ALGER PORTFOLIOS
                                                                   -------------  --------------------------------------------------
                                                                       GOLD
                                                                      BULLION       CAPITAL      LARGE CAP     MID CAP    SMALL CAP
                                                                   STRATEGY (a)*  APPRECIATION    GROWTH       GROWTH      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........   $          --  $     34,019  $    22,986  $     3,992  $      --
Expenses:
  Mortality and expense risk fees ..............................              --           691          300          890        177
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................              --        33,328       22,686        3,102       (177)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................              --       579,365       60,572      121,807      7,011
  Net realized short-term capital gain distributions from
    investments in portfolio shares ............................              --       522,924           --           --      8,957
  Net realized long-term capital gain distributions from
    investments in portfolio shares ............................              --       539,672           --           --     33,716
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ...                                                    --     1,641,961       60,572      121,807     49,684
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..............................         (19,020)      584,368      516,285      145,177     43,351
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $     (19,020) $  2,259,657  $   599,543  $   270,086  $  92,858
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                     ADVISORS
                                                                     PREFERRED
                                                                       TRUST                   THE ALGER PORTFOLIOS
                                                                   -------------  --------------------------------------------------
                                                                       GOLD
                                                                      BULLION       CAPITAL      LARGE CAP     MID CAP    SMALL CAP
                                                                   STRATEGY (a)*  APPRECIATION    GROWTH       GROWTH      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............................   $          --  $     33,328  $    22,686  $     3,102  $    (177)
  Net realized gain (loss) on investments in portfolio
    shares .....................................................              --     1,641,961       60,572      121,807     49,684
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................         (19,020)      584,368      516,285      145,177     43,351
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......         (19,020)    2,259,657      599,543      270,086     92,858
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........              --     1,085,916       19,853       50,746         (1)
  Contract redemptions .........................................              --      (650,331)     (54,092)     (22,422)    (4,725)
  Net transfers ................................................         398,147     3,194,921    1,230,174      545,556    (14,551)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions .....................................         398,147     3,630,506    1,195,935      573,880    (19,277)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .....................         379,127     5,890,163    1,795,478      843,966     73,581
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................              --     5,588,698    1,566,253      515,816    282,010
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................   $     379,127  $ 11,478,861  $ 3,361,731  $ 1,359,782  $ 355,591
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                                                                          ALPS VARIABLE
                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND                                 INSURANCE TRUST (b)*
----------------------------------------------------------------------------------------------   --------------------------------
                                                                                                    ALERIAN        IBBOTSON ETF
  DYNAMIC       GLOBAL      GROWTH                                                                  ENERGY       ASSET ALLOCATION
   ASSET       THEMATIC       AND      INTERNATIONAL   INTERNATIONAL   SMALL CAP    SMALL-MID       INFRA-          AGGRESSIVE
 ALLOCATION     GROWTH      INCOME        GROWTH          VALUE          GROWTH     CAP VALUE    STRUCTURE (c)*       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$        374   $     162   $  30,697   $       6,638   $      86,471   $      --   $    16,744   $          --   $          6,027
          --          --          --              --              --          --            --              --                 --
---------------------------------------------------------------------------------------------------------------------------------
         374         162      30,697           6,638          86,471          --        16,744              --              6,027
---------------------------------------------------------------------------------------------------------------------------------
       7,968      91,620     271,895          20,940          69,270      54,797       330,492             136              6,440
         336          --          --              --              --          --        79,582              --                 --
         181          --          --              --              --     268,334       149,192              --              4,115
---------------------------------------------------------------------------------------------------------------------------------
       8,485      91,620     271,895          20,940          69,270     323,131       559,266             136             10,555
---------------------------------------------------------------------------------------------------------------------------------
       7,488      18,963     521,963          91,993          53,655     312,514       753,560         257,926              3,300
---------------------------------------------------------------------------------------------------------------------------------
$     16,347   $ 110,745   $ 824,555   $     119,571   $     209,396   $ 635,645   $ 1,329,570   $     258,062   $         19,882
=================================================================================================================================

=================================================================================================================================
                                                                                                         ALPS VARIABLE
                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND                                INSURANCE TRUST (b)*
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   ALERIAN        IBBOTSON ETF
  DYNAMIC      GLOBAL      GROWTH                                                                   ENERGY      ASSET ALLOCATION
   ASSET      THEMATIC       AND      INTERNATIONAL  INTERNATIONAL   SMALL CAP     SMALL-MID        INFRA-         AGGRESSIVE
 ALLOCATION    GROWTH      INCOME        GROWTH          VALUE         GROWTH      CAP VALUE    STRUCTURE (c)*       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$        374  $     162  $    30,697  $       6,638  $      86,471  $         --  $     16,744  $           --  $           6,027
       8,485     91,620      271,895         20,940         69,270       323,131       559,266             136             10,555
       7,488     18,963      521,963         91,993         53,655       312,514       753,560         257,926              3,300
---------------------------------------------------------------------------------------------------------------------------------
      16,347    110,745      824,555        119,571        209,396       635,645     1,329,570         258,062             19,882
---------------------------------------------------------------------------------------------------------------------------------
       6,250     10,964      213,112        197,423        197,378        10,403       247,506         225,138                  1
     (71,574)   (28,662)    (187,727)      (104,171)       (55,873)     (115,706)     (253,260)        (14,353)           (26,754)
     436,570    (21,191)   2,408,598        463,708      1,170,659      (427,389)      372,497       2,868,070            516,713
---------------------------------------------------------------------------------------------------------------------------------
     371,246    (38,889)   2,433,983        556,960      1,312,164      (532,692)      366,743       3,078,855            489,960
---------------------------------------------------------------------------------------------------------------------------------
     387,593     71,856    3,258,538        676,531      1,521,560       102,953     1,696,313       3,336,917            509,842
---------------------------------------------------------------------------------------------------------------------------------
       3,789    287,628    2,057,018        692,693        482,546     1,595,153     3,567,469              --             44,374
---------------------------------------------------------------------------------------------------------------------------------
$    391,382  $ 359,484  $ 5,315,556  $   1,369,224  $   2,004,106  $  1,698,106  $  5,263,782  $    3,336,917  $         554,216
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                      ALPS VARIABLE INSURANCE TRUST (b)* (CONTINUED)      VARIABLE
                                                                        IBBOTSON ETF ASSET ALLOCATION (CONTINUED)        PORTFOLIOS
                                                                   ---------------------------------------------------   -----------
                                                                                                              INCOME
                                                                                                                AND
                                                                     BALANCED     CONSERVATIVE     GROWTH     GROWTH      BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........  $     46,667   $     51,864   $  24,830   $  26,173   $   32,920
Expenses:
  Mortality and expense risk fees ...............................            --             --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................        46,667         51,864      24,830      26,173       32,920
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .........................................        41,184         39,438      26,788      12,586      197,128
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................            --             --          --          --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................        18,079         48,168       2,703      16,594       36,862
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares ....................................................      59,263         87,606      29,491      29,180      233,990
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................       226,574        (46,228)    232,057      71,428       62,133
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....  $    332,504   $     93,242   $ 286,378   $ 126,781   $  329,043
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                         CENTURY
                                                                    ALPS VARIABLE INSURANCE TRUST (b)* (CONTINUED)      VARIABLE
                                                                       IBBOTSON ETF ASSET ALLOCATION (CONTINUED)       PORTFOLIOS
                                                                  ---------------------------------------------------  ------------
                                                                                                            INCOME
                                                                                                              AND
                                                                   BALANCED    CONSERVATIVE    GROWTH       GROWTH      BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............................  $    46,667  $     51,864  $    24,830  $    26,173  $    32,920
  Net realized gain (loss) on investments in portfolio
    shares .....................................................       59,263        87,606       29,491       29,180      233,990
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares..........................      226,574       (46,228)     232,057       71,428       62,133
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations........     332,504        93,242      286,378      126,781      329,043
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........      168,072       221,853          (23)      40,924      259,634
  Contract redemptions .........................................     (219,006)     (463,767)    (102,001)     (74,002)    (322,000)
  Net transfers ................................................      624,520       735,571      388,827      111,798          917
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ............................      573,586       493,657      286,803       78,720      (61,449)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................      906,090       586,899      573,181      205,501      267,594
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................    2,649,478     3,534,955    1,643,015    1,673,617    1,970,501
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $ 3,555,568  $  4,121,854  $ 2,216,196  $ 1,879,118  $ 2,238,095
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                                                                                             AMERICAN
                                                                                                               FUNDS
                                                                                                             INSURANCE
                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                   SERIES
--------------------------------------------------------------------------------------------------------   ---------------
                                              LARGE         MID
 INCOME &      INFLATION                     COMPANY        CAP                                                 ASSET
  GROWTH      PROTECTION    INTERNATIONAL     VALUE        VALUE        ULTRA        VALUE       VISTA     ALLOCATION (a)*
--------------------------------------------------------------------------------------------------------------------------
$    80,044   $    80,492   $      32,860   $  12,975   $    108,814  $   4,067   $    67,505   $     --   $         1,707
         37             4              87          --            --          --            82         --                --
--------------------------------------------------------------------------------------------------------------------------
     80,007        80,488          32,773      12,975       108,814       4,067        67,423         --             1,707
--------------------------------------------------------------------------------------------------------------------------
    641,584      (332,052)        203,213      38,610       976,592     110,496       292,950     52,865                --
         --        24,833              --          --            --          --            --         --                --
         --       203,351              --          --       113,888          --            --         --                --
--------------------------------------------------------------------------------------------------------------------------
    641,584      (103,868)        203,213      38,610     1,090,480     110,496       292,950     52,865                --
--------------------------------------------------------------------------------------------------------------------------
    438,753      (416,337)        134,202     165,268       879,953     166,018       671,307     16,389             1,058
--------------------------------------------------------------------------------------------------------------------------
$ 1,160,344   $  (439,717)  $     370,188   $ 216,853   $ 2,079,247   $ 280,581   $ 1,031,680   $ 69,254   $         2,765
==========================================================================================================================

=============================================================================================================================
                                                                                                                 AMERICAN
                                                                                                                   FUNDS
                                                                                                                 INSURANCE
                             AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                     SERIES
-----------------------------------------------------------------------------------------------------------------------------
                                              LARGE         MID
 INCOME &      INFLATION                     COMPANY        CAP                                                    ASSET
  GROWTH      PROTECTION    INTERNATIONAL     VALUE        VALUE         ULTRA         VALUE        VISTA     ALLOCATION (a)*
-----------------------------------------------------------------------------------------------------------------------------
$    80,007   $    80,488   $      32,773   $  12,975   $   108,814   $     4,067   $    67,423   $      --   $         1,707
    641,584      (103,868)        203,213      38,610     1,090,480       110,496       292,950      52,865                --
    438,753      (416,337)        134,202     165,268       879,953       166,018       671,307      16,389             1,058
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
  1,160,344      (439,717)        370,188     216,853     2,079,247       280,581     1,031,680      69,254             2,765
-----------------------------------------------------------------------------------------------------------------------------
    102,910        43,376          89,935       7,264       349,617        53,886       265,979      20,156                --
   (112,894)     (370,440)       (124,210)    (12,726)     (425,948)      (11,845)     (150,580)    (21,265)               (9)
 (1,447,086)   (3,010,251)       (347,607)    155,031     1,654,565       634,818     1,147,573       3,609           136,238
-----------------------------------------------------------------------------------------------------------------------------
 (1,457,070)   (3,337,315)       (381,882)    149,569     1,578,234       676,859     1,262,972       2,500           136,229
-----------------------------------------------------------------------------------------------------------------------------
   (296,726)   (3,777,032)        (11,694)    366,422     3,657,481       957,440     2,294,652      71,754           138,994
-----------------------------------------------------------------------------------------------------------------------------
  4,470,886     6,568,929       1,783,086     581,304     5,272,429       668,639     2,617,211      62,536                --
-----------------------------------------------------------------------------------------------------------------------------
$ 4,174,160   $ 2,791,897   $   1,771,392   $ 947,726   $ 8,929,910   $ 1,626,079   $ 4,911,863   $ 134,290   $       138,994
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                              AMERICAN FUNDS INSURANCE SERIES (CONTINUED)
                                                                     ---------------------------------------------------------------

                                                                      BLUE CHIP
                                                                     INCOME AND                   GLOBAL                   GROWTH-
                                                                     GROWTH (a)*    BOND (a)*    BOND (a)*  GROWTH (a)*  INCOME (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...........  $     1,536    $     985    $      --  $      556   $    1,043
Expenses:
  Mortality and expense risk fees .................................           --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............................        1,536          985           --         556        1,043
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...........................................            1           (1)          --           3            1
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...............................           --           --           --          --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...............................           --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      in portfolio shares .........................................            1           (1)          --           3            1
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation(depreciation) of investments
  in portfolio shares .............................................        1,757       (1,433)         (25)      2,652        2,326
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     3,294    $    (449)   $     (25) $    3,211   $    3,370
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                               AMERICAN FUNDS INSURANCE SERIES(CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                      BLUE CHIP
                                                                     INCOME AND                   GLOBAL                   GROWTH-
                                                                     GROWTH (a)*    BOND (a)*    BOND (a)*  GROWTH (a)*  INCOME (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations: ..........................................
  Net investment income (expense) .................................  $     1,536    $     985    $      --  $      556   $    1,043
  Net realized gain (loss) on investments in portfolio shares .....            1           (1)          --           3            1
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...............................        1,757       (1,433)         (25)      2,652        2,326
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        3,294         (449)         (25)      3,211        3,370
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .............           --           (1)          --          --           --
  Contract redemptions ............................................         (146)         (80)          (2)       (126)        (146)
  Net transfers ...................................................      101,977       69,133       10,002      96,916      105,275
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ................................................      101,831       69,052       10,000      96,790      105,129
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................      105,125       68,603        9,975     100,001      108,499
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $   105,125    $  68,603    $   9,975  $  100,001   $  108,499
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                               BLACKROCK VARIABLE
                               AMERICAN FUNDS INSURANCE SERIES (CONTINUED)                                        SERIES FUNDS
---------------------------------------------------------------------------------------------------------    -----------------------
                                                  MANAGED
                                                   RISK        MANAGED      MANAGED
   HIGH                         MANAGED RISK     BLUE CHIP      RISK         RISK
  INCOME                            ASSET       INCOME AND   GROWTH (a)*    GROWTH-       MANAGED RISK       CAPITAL       EQUITY
BOND (a)*  INTERNATIONAL (a)*  ALLOCATION (a)*  GROWTH (a)*               INCOME (a)*  INTERNATIONAL (a)*  APPRECIATION   DIVIDEND
------------------------------------------------------------------------------------------------------------------------------------
$   4,594  $              977  $         1,400  $       123  $        85  $       316  $               --  $          2  $   62,605

       --                  --               --           --           --           --                  --            --          --
------------------------------------------------------------------------------------------------------------------------------------
    4,594                 977            1,400          123           85          316                  --             2      62,605
------------------------------------------------------------------------------------------------------------------------------------


       (3)                  1               --           --           --           --                  --         7,695      79,653

       --                  (1)              --           --           --           --                  --         4,612          --

       --                  --               --           --           --           --                  --        22,589      56,776
------------------------------------------------------------------------------------------------------------------------------------

       (3)                 --               --           --           --           --                  --        34,896     136,429
------------------------------------------------------------------------------------------------------------------------------------

   (3,869)              3,785            2,375          212          365          905                  --         4,816     549,897
------------------------------------------------------------------------------------------------------------------------------------
$     722  $            4,762  $         3,775  $       335  $       450  $     1,221  $               --  $     39,714  $  748,931
====================================================================================================================================

====================================================================================================================================
                                                                                                               BLACKROCK VARIABLE
                               AMERICAN FUNDS INSURANCE SERIES(CONTINUED)                                         SERIES FUNDS
---------------------------------------------------------------------------------------------------------  -------------------------
                                                  MANAGED
                                                   RISK        MANAGED      MANAGED
  HIGH                          MANAGED RISK     BLUE CHIP      RISK         RISK
 INCOME                            ASSET        INCOME AND   GROWTH (a)*    GROWTH-       MANAGED RISK         CAPITAL     EQUITY
BOND (a)*  INTERNATIONAL(a)*   ALLOCATION (a)*  GROWTH (a)*               INCOME (a)*  INTERNATIONAL (a)*  APPRECIATION   DIVIDEND
------------------------------------------------------------------------------------------------------------------------------------

$   4,594  $              977  $         1,400  $       123  $        85   $      316  $               --  $          2  $   62,605
       (3)                 --               --           --           --           --                --          34,896     136,429

   (3,869)              3,785            2,375          212          365          905                --           4,816     549,897
-----------------------------------------------------------------------------------------------------------------------------------
      722               4,762            3,775          335          450        1,221                --          39,714     748,931
-----------------------------------------------------------------------------------------------------------------------------------

       (1)                 --               --           --           --           --                --          30,357      39,905
     (127)               (123)             (20)          (4)          (4)         (20)               --         (34,560)   (159,449)
   91,967             177,427          145,421       19,941       14,999       35,581             1,757         100,087     651,517
-----------------------------------------------------------------------------------------------------------------------------------
   91,839             177,304          145,401       19,937       14,995       35,561             1,757          95,884     531,973
-----------------------------------------------------------------------------------------------------------------------------------
   92,561             182,066          149,176       20,272       15,445       36,782             1,757         135,598   1,280,904
-----------------------------------------------------------------------------------------------------------------------------------
       --                  --               --           --           --           --                --          69,833   2,811,545
-----------------------------------------------------------------------------------------------------------------------------------
$  92,561  $          182,066  $       149,176  $    20,272  $    15,445  $    36,782       $     1,757    $    205,431  $4,092,449
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             BLACKROCK VARIABLE SERIES FUNDS (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                   GLOBAL         HIGH        LARGE CAP     LARGE CAP     LARGE CAP
                                                                 ALLOCATION      YIELD          CORE         GROWTH         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares......... $   93,000   $    641,317   $     1,252   $     2,053   $    2,400
Expenses:
  Mortality and expense risk fees...............................         --             --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense).............................     93,000        641,317         1,252         2,053        2,400
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares............................................    157,529        401,124        26,823        30,423        9,473
  Net realized short-term capital gain distributions from
    investments in portfolio shares.............................    116,761             --            --         7,372        8,262
  Net realized long-term capital gain distributions from
    investments in portfolio shares.............................    237,815             --            --        25,558       11,699
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares....................................................    512,105        401,124        26,823        63,353       29,434
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares...............................    143,869        127,350         8,263         6,919        9,053
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations..... $  748,974   $  1,169,791   $    36,338   $    72,325   $   40,887
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             BLACKROCK VARIABLE SERIES FUNDS (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                   GLOBAL         HIGH        LARGE CAP     LARGE CAP     LARGE CAP
                                                                 ALLOCATION      YIELD          CORE         GROWTH         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense)............................... $   93,000   $    641,317   $     1,252   $     2,053   $    2,400
  Net realized gain (loss) on investments in portfolio
    shares......................................................    512,105        401,124        26,823        63,353       29,434
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares.............................    143,869        127,350         8,263         6,919        9,053
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations.....    748,974      1,169,791        36,338        72,325       40,887
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage)...........    464,603        197,044        24,665         1,883       53,656
  Contract redemptions..........................................   (123,226)      (342,462)       (1,190)      (18,462)     (30,709)
  Net transfers.................................................  5,454,905      1,189,575        68,937       190,965      188,750
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions......................................  5,796,282      1,044,157        92,412       174,386      211,697
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets.....................  6,545,256      2,213,948       128,750       246,711      252,584
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................  2,711,126     14,897,605        51,416       190,971       63,477
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period............................... $9,256,382   $ 17,111,553   $   180,166   $   437,682   $  316,061
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                      CREDIT
     BLACKROCK VARIABLE                                               SUISSE
  SERIES FUNDS (CONTINUED)  COLUMBIA FUNDS VARIABLE SERIES TRUST      TRUST              DFA INVESTMENT DIMENSIONS
--------------------------  -------------------------------------   -------------------------------------------------------
                  U.S.        SELECT       SELECT       SELIGMAN    COMMODITY                      VA              VA
   TOTAL       GOVERNMENT   LARGE-CAP    SMALLER-CAP     GLOBAL       RETURN     VA GLOBAL    INTERNATIONAL   INTERNATIONAL
   RETURN         BOND        VALUE         VALUE      TECHNOLOGY    STRATEGY       BOND          SMALL           VALUE
---------------------------------------------------------------------------------------------------------------------------
$     47,496   $       999  $       --   $        --   $       --   $       --   $  177,106   $     290,020   $     499,411

          --            --          --            --            1           --           --              --              --
---------------------------------------------------------------------------------------------------------------------------
      47,496           999          --            --           (1)          --      177,106         290,020         499,411
---------------------------------------------------------------------------------------------------------------------------
     (33,428)       (1,761)    381,515       180,702       41,548      (70,010)       6,104           6,193         (83,400)

          --            --          --            --        3,077           --       79,517          89,237              --

          --            --          --            --       25,872           --      477,100         307,018              --
---------------------------------------------------------------------------------------------------------------------------
     (33,428)       (1,761)    381,515       180,702       70,497      (70,010)     562,721         402,448         (83,400)
---------------------------------------------------------------------------------------------------------------------------
     (12,704)          472     186,317       326,977      588,305     (201,017)    (868,574)      1,712,155       2,503,445
---------------------------------------------------------------------------------------------------------------------------
$      1,364   $      (290) $  567,832   $   507,679   $  658,801   $ (271,027)  $ (128,747)  $   2,404,623   $   2,919,456
===========================================================================================================================

===========================================================================================================================
                                                                      CREDIT
     BLACKROCK VARIABLE                                               SUISSE
  SERIES FUNDS (CONTINUED)   COLUMBIA FUNDS VARIABLE SERIES TRUST     TRUST              DFA INVESTMENT DIMENSIONS
--------------------------  -------------------------------------   -------------------------------------------------------
                  U.S.        SELECT       SELECT       SELIGMAN    COMMODITY                       VA             VA
   TOTAL       GOVERNMENT   LARGE-CAP    SMALLER-CAP     GLOBAL       RETURN       VA GLOBAL   INTERNATIONAL  INTERNATIONAL
   RETURN         BOND        VALUE         VALUE      TECHNOLOGY    STRATEGY         BOND         SMALL          VALUE
---------------------------------------------------------------------------------------------------------------------------
$     47,496   $       999  $       --   $        --   $       (1)  $        -  $     177,106  $     290,020  $     499,411
     (33,428)       (1,761)    381,515       180,702       70,497      (70,010)       562,721        402,448        (83,400)

     (12,704)          472     186,317       326,977      588,305     (201,017)      (868,574)     1,712,155      2,503,445
---------------------------------------------------------------------------------------------------------------------------
       1,364          (290)    567,832       507,679      658,801     (271,027)      (128,747)     2,404,623      2,919,456
---------------------------------------------------------------------------------------------------------------------------

     819,033            (1)      5,662        40,911       10,313      107,520      2,750,540        506,957      1,369,849
    (170,329)         (868)    (77,680)      (64,564)     (72,295)     (85,057)    (1,501,402)      (794,729)      (769,091)
   1,761,203        79,079    (478,862)    2,346,844      986,056    1,096,039     22,002,968      5,852,527      9,666,626
---------------------------------------------------------------------------------------------------------------------------

   2,409,907        78,210    (550,880)    2,323,191      924,074    1,118,502     23,252,106      5,564,755     10,267,384
---------------------------------------------------------------------------------------------------------------------------
   2,411,271        77,920      16,952     2,830,870    1,582,875      847,475     23,123,359      7,969,378     13,186,840
---------------------------------------------------------------------------------------------------------------------------
     344,938        29,349   1,756,811       490,702    2,496,118    2,161,513     17,577,645      5,785,198      8,026,147
---------------------------------------------------------------------------------------------------------------------------
$  2,756,209   $   107,269  $1,773,763   $ 3,321,572   $4,078,993   $3,008,988  $  40,701,004  $  13,754,576  $  21,212,987
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                          DIREXION       DREYFUS
                                                                                                          INSURANCE     INVESTMENT
                                                                      DFA INVESTMENT DIMENSIONS             TRUST       PORTFOLIOS
                                                               ---------------------------------------   -----------   -------------
                                                                                                                          SMALL
                                                                VA SHORT-      VA U.S.       VA U.S.       DYNAMIC         CAP
                                                                  TERM          LARGE       TARGETED        VP HY         STOCK
                                                                  FIXED         VALUE         VALUE         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares......  $    42,657   $   342,508   $   126,835   $   174,178   $     49,936
Expenses:
  Mortality and expense risk fees............................           --            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense)........................       42,657       342,508       126,835       174,178         49,936
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares......................................       (4,925)      769,756       654,917        70,311        841,439
  Net realized short-term capital gain distributions from
    investments in portfolio shares..........................        9,479            --            --            --         14,359
  Net realized long-term capital gain distributions from
    investments in portfolio shares..........................        4,739     1,958,846            --            --         47,046
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares...............................................        9,293     2,728,602       654,917        70,311        902,844
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares............................      (30,259)    3,042,698     3,848,518       288,548        955,997
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations.........................................  $    21,691   $ 6,113,808   $ 4,630,270   $   533,037   $  1,908,777
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                          DIREXION       DREYFUS
                                                                                                          INSURANCE     INVESTMENT
                                                                     DFA INVESTMENT DIMENSIONS              TRUST       PORTFOLIOS
                                                               ---------------------------------------   -----------   -------------
                                                                                                                          SMALL
                                                                VA SHORT-      VA U.S.       VA U.S.       DYNAMIC         CAP
                                                                  TERM          LARGE       TARGETED        VP HY         STOCK
                                                                  FIXED         VALUE         VALUE         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense)............................  $    42,657   $   342,508   $   126,835   $   174,178   $     49,936
  Net realized gain (loss) on investments in
    portfolio shares.........................................        9,293     2,728,602       654,917        70,311        902,844
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares.......................      (30,259)    3,042,698     3,848,518       288,548        955,997
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations...........................................       21,691     6,113,808     4,630,270       533,037      1,908,777
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage)........      864,574     1,186,936       916,809        88,958        163,081
  Contract redemptions.......................................     (866,661)   (1,638,277)     (964,054)     (775,964)      (217,077)
  Net transfers..............................................    8,224,593     8,629,631     6,060,657    21,219,569      5,590,307
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions..........................    8,222,506     8,178,290     6,013,412    20,532,563      5,536,311
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets..................    8,244,197    14,292,098    10,643,682    21,065,600      7,445,088
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period..............................    8,069,753    11,419,574     7,386,013     3,351,696      2,722,890
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period............................  $16,313,950   $25,711,672   $18,029,695   $24,417,296   $ 10,167,978
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                              DREYFUS
                              VARIABLE         EATON VANCE
                          INVESTMENT FUND     VARIABLE TRUST                      FEDERATED INSURANCE SERIES
                          --------------- -----------------------  ----------------------------------------------------------
    DREYFUS
    SOCIALLY     DREYFUS                    FLOATING-                 HIGH
  RESPONSIBLE     STOCK    INTERNATIONAL      RATE      LARGE-CAP    INCOME                      MANAGED          MANAGED
    GROWTH        INDEX        VALUE         INCOME       VALUE      BOND II    KAUFMANN II  TAIL RISK II(a)*  VOLATILITY II
-----------------------------------------------------------------------------------------------------------------------------

$      2,085  $   300,624  $      53,906  $    894,698  $   5,394  $    782,416  $        --  $             --  $     128,263

          77          721            456            --         --            31           --                --             --
-----------------------------------------------------------------------------------------------------------------------------
       2,008      299,903         53,450       894,698      5,394       782,385           --                --        128,263
-----------------------------------------------------------------------------------------------------------------------------

      24,580      872,851        (15,314)       45,459     13,310       179,753      110,680                24        362,641

          --       25,796             --        49,987         --            --           --                --             --

          --      117,879             --       144,447         --            --       41,333                --             --
-----------------------------------------------------------------------------------------------------------------------------
      24,580    1,016,526        (15,314)      239,893     13,310       179,753      152,013                24        362,641
-----------------------------------------------------------------------------------------------------------------------------

      71,765    2,814,236        559,369      (239,656)   113,897      (237,367)      68,300               195        752,240
-----------------------------------------------------------------------------------------------------------------------------
$     98,353  $ 4,130,665  $     597,505  $    894,935  $ 132,601  $    724,771  $   220,313  $            219  $   1,243,144
=============================================================================================================================

=============================================================================================================================
                              DREYFUS
                              VARIABLE          EATON VANCE
                          INVESTMENT FUND      VARIABLE TRUST                      FEDERATED INSURANCE SERIES
                          --------------- -----------------------  ----------------------------------------------------------
  DREYFUS
  SOCIALLY       DREYFUS                   FLOATING-                  HIGH
RESPONSIBLE       STOCK    INTERNATIONAL      RATE      LARGE-CAP    INCOME                      MANAGED          MANAGED
   GROWTH         INDEX        VALUE         INCOME       VALUE      BOND II     KAUFMANN II  TAIL RISK II(a)*  VOLATILITY II
-----------------------------------------------------------------------------------------------------------------------------

$      2,008  $   299,903  $      53,450  $    894,698  $   5,394  $    782,385  $        --  $             --  $     128,263
      24,580    1,016,526        (15,314)      239,893     13,310       179,753      152,013                24        362,641

      71,765    2,814,236        559,369      (239,656)   113,897      (237,367)      68,300               195        752,240
-----------------------------------------------------------------------------------------------------------------------------
      98,353    4,130,665        597,505       894,935    132,601       724,771      220,313               219      1,243,144
-----------------------------------------------------------------------------------------------------------------------------

      79,999    1,076,856        173,056       816,639     68,319       226,052      182,608                --        579,842
     (34,322)    (934,102)      (219,566)     (949,396)    (2,440)     (321,749)     (43,538)              (35)      (571,501)
     482,244    9,436,093       (115,292)   22,595,606    (67,252)   (1,967,374)      46,637            11,310      6,874,870
-----------------------------------------------------------------------------------------------------------------------------

     527,921    9,578,847       (161,802)   22,462,849     (1,373)   (2,063,071)     185,707            11,275      6,883,211
-----------------------------------------------------------------------------------------------------------------------------
     626,274   13,709,512        435,703    23,357,784    131,228    (1,338,300)     406,020            11,494      8,126,355
-----------------------------------------------------------------------------------------------------------------------------
     172,242   10,454,726      2,958,936    14,196,490    501,582    11,644,084      413,471                --      3,019,841
-----------------------------------------------------------------------------------------------------------------------------
$    798,516  $24,164,238  $   3,394,639  $ 37,554,274  $ 632,810  $ 10,305,784  $   819,491  $         11,494  $  11,146,196
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                               FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                --------------------------------------------------------------------
                                                                                                              DYNAMIC
                                                                                              DISCIPLINED     CAPITAL      EQUITY-
                                                                 BALANCED     CONTRAFUND       SMALL CAP    APPRECIATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
  Income dividends from investments in
    portfolio shares ....................................       $   42,792    $  102,388      $       883   $        310  $  52,539
Expenses:
  Mortality and expense risk fees .......................               --            --               --             --         --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .....................           42,792       102,388              883            310     52,539
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .....................           63,767       254,204           43,839         28,702     56,351
  Net realized short-term capital gain distributions
    from investments in portfolio shares ................           69,869         3,586           16,094         10,035     46,785
  Net realized long-term capital gain distributions
    from investments in portfolio shares ................           23,160            --           16,023         11,238    104,488
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares...................................          156,796       257,790           75,956         49,975    207,624
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................          150,675     1,935,248           57,092         39,857     84,648
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .................................       $  350,263    $2,295,426      $   133,931   $     90,142  $ 344,811
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                               FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                --------------------------------------------------------------------
                                                                                                              DYNAMIC
                                                                                              DISCIPLINED     CAPITAL        EQUITY-
                                                                 BALANCED     CONTRAFUND       SMALL CAP   APPRECIATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................       $   42,792    $   102,388     $       883  $        310  $   52,539
  Net realized gain (loss) on investments in
    portfolio shares.....................................          156,796        257,790          75,956        49,975     207,624
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................          150,675      1,935,248          57,092        39,857      84,648
    Net increase (decrease) in net assets
      from operations ...................................          350,263      2,295,426         133,931        90,142     344,811
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...          280,337        585,907           9,604            --      13,213
  Contract redemptions ..................................          (95,092)      (318,359)         (1,484)       (4,107)    (24,144)
  Net transfers .........................................        2,226,142      6,406,350         136,025       (57,353)  1,261,845
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .....................        2,411,387      6,673,898         144,145       (61,460)  1,250,914
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............        2,761,650      8,969,324         278,076        28,682   1,595,725
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................          926,063      5,046,933         210,778       266,451     858,063
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .........................       $3,687,713    $14,016,257     $   488,854  $    295,133  $2,453,788
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                   FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
  FUNDS         FUNDS         FUNDS        FUNDS        FUNDS
 MANAGER       MANAGER       MANAGER      MANAGER      MANAGER                   GROWTH &         GROWTH         HIGH
   20%           50%           60%          70%          85%         GROWTH       INCOME      OPPORTUNITIES     INCOME
-------------------------------------------------------------------------------------------------------------------------

$      178   $    4,685   $    14,639   $        9   $       10   $     1,041   $    19,431   $         471   $   334,597

        --           --            --           --           --            --            --              --            --
-------------------------------------------------------------------------------------------------------------------------

       178        4,685        14,639            9           10         1,041        19,431             471       334,597
-------------------------------------------------------------------------------------------------------------------------


       112        2,850         2,475           --        4,207       129,958        56,178          96,432       (25,062)

        99        3,139        15,135            8           16         1,584            --             591            --

       221           --        26,672           --           --            --            --              --            --
-------------------------------------------------------------------------------------------------------------------------
       432        5,989        44,282            8        4,223       131,542        56,178          97,023       (25,062)
-------------------------------------------------------------------------------------------------------------------------


       (84)      21,448        48,597           38           76       344,416       104,526         215,401        27,908
-------------------------------------------------------------------------------------------------------------------------
$      526   $   32,122   $   107,518   $       55   $    4,309   $   476,999   $   180,135   $     312,895   $   337,443
=========================================================================================================================

=========================================================================================================================
                                   FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

  FUNDS         FUNDS        FUNDS        FUNDS        FUNDS
 MANAGER       MANAGER      MANAGER      MANAGER      MANAGER                   GROWTH &         GROWTH          HIGH
   20%           50%          60%          70%          85%         GROWTH       INCOME       OPPORTUNITIES     INCOME
-------------------------------------------------------------------------------------------------------------------------

$      178   $    4,685   $    14,639   $        9   $       10   $     1,041   $    19,431   $         471   $   334,597
       432        5,989        44,282            8        4,223       131,542        56,178          97,023       (25,062)

       (84)      21,448        48,597           38           76       344,416       104,526         215,401        27,908
       526       32,122       107,518           55        4,309       476,999       180,135         312,895       337,443

        --           --        68,752           --           --       191,616        15,089          34,460        53,379
    (5,907)     (26,034)      (35,554)          --          (86)      (70,876)      (12,608)        (49,898)     (109,975)
    16,683      580,119     1,378,342        1,000       (2,722)      978,150       422,338         411,170    (3,307,525)
-------------------------------------------------------------------------------------------------------------------------


    10,776      554,085     1,411,540        1,000       (2,808)    1,098,890       424,819         395,732    (3,364,121)
-------------------------------------------------------------------------------------------------------------------------
    11,302      586,207     1,519,058        1,055        1,501     1,575,889       604,954         708,627    (3,026,678)
-------------------------------------------------------------------------------------------------------------------------
     5,595           --            --           --           --     1,176,396       732,963         609,691     8,930,911
-------------------------------------------------------------------------------------------------------------------------
$   16,897   $  586,207   $ 1,519,058   $    1,055   $    1,501   $ 2,752,285   $ 1,337,917   $   1,318,318   $ 5,904,233
=========================================================================================================================

                                                                              33

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                INTERNATIONAL
                                                                   CAPITAL       INVESTMENT
                                                                 APPRECIATION    GRADE BOND     MID CAP      OVERSEAS   REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
  Income dividends from investments in portfolio shares ....... $       12,602  $     32,226  $     6,442  $    35,087  $    75,593
Expenses:
  Mortality and expense risk fees .............................             --            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...........................         12,602        32,226        6,442       35,087       75,593
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ..........................................        156,741      (131,553)      74,189      136,803      190,432
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................          1,853         1,275      120,180       12,093       61,661
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................             --        17,156      178,388           --      152,335
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares ..................................................        158,594      (113,122)     372,757      148,896      404,428
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................         36,442        20,674      126,893      244,463     (564,060)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ..... $      207,638  $    (60,222) $   506,092  $   428,446  $   (84,039)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                INTERNATIONAL
                                                                    CAPITAL      INVESTMENT
                                                                 APPRECIATION    GRADE BOND     MID CAP      OVERSEAS   REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (expense) ............................. $       12,602  $     32,226  $     6,442  $    35,087  $    75,593
  Net realized gain (loss) on investments in portfolio
    shares ....................................................        158,594      (113,122)     372,757      148,896      404,428
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................         36,442        20,674      126,893      244,463     (564,060)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....        207,638       (60,222)     506,092      428,446      (84,039)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........         44,473        17,118      117,876      154,760      177,861
  Contract redemptions ........................................        (59,200)     (144,579)     (34,443)    (113,465)    (144,375)
  Net transfers ...............................................        712,485    (4,469,745)   1,145,218    2,573,681    1,611,631
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ....................................        697,758    (4,597,206)   1,228,651    2,614,976    1,645,117
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................        905,396    (4,657,428)   1,734,743    3,043,422    1,561,078
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      1,469,005     6,125,482      946,298      555,990    3,005,692
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................. $    2,374,401  $  1,468,054  $ 2,681,041  $ 3,599,412  $ 4,566,770
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                     FIRST
                                                                     EAGLE                  FRANKLIN TEMPLETON
                                                                    VARIABLE                VARIABLE INSURANCE
        FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)             FUNDS                    PRODUCTS TRUST
----------------------------------------------------------------  ------------  -------------------------------------------
                                                                                   GLOBAL
                                                                                    REAL           HIGH
 STRATEGIC       TARGET                      VALUE      VALUE                      ESTATE         INCOME         INCOME
  INCOME     VOLATILITY (c)*     VALUE      LEADERS   STRATEGIES    OVERSEAS    SECURITIES II  SECURITIES II  SECURITIES II
---------------------------------------------------------------------------------------------------------------------------

$   348,711  $            66  $     8,617  $     373  $    2,335  $    285,101  $     113,082  $     218,385  $     472,825
         --               --           --         --          --            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
    348,711               66        8,617        373       2,335       285,101        113,082        218,385        472,825
---------------------------------------------------------------------------------------------------------------------------

     59,833           (1,639)      57,339       (107)     54,475       329,564        233,724        242,453        611,008

      4,417              111       22,746         --          --       167,550             --             --             --

     77,304               66       57,974         --          --       707,435             --             --             --
---------------------------------------------------------------------------------------------------------------------------
    141,554           (1,462)     138,059       (107)     54,475     1,204,549        233,724        242,453        611,008
---------------------------------------------------------------------------------------------------------------------------

   (505,770)             288       27,448     13,833      35,012       136,305       (368,241)       (15,792)       341,993
---------------------------------------------------------------------------------------------------------------------------
$   (15,505) $        (1,108) $   174,124  $  14,099  $   91,822  $  1,625,955  $     (21,435) $     445,046  $   1,425,826
===========================================================================================================================

===========================================================================================================================
                                                                     FIRST
                                                                     EAGLE                  FRANKLIN TEMPLETON
                                                                    VARIABLE                VARIABLE INSURANCE
        FIDELITY VARIABLE INSURANCE PRODUCTS(CONTINUED)              FUNDS                    PRODUCTS TRUST
----------------------------------------------------------------  ------------  -------------------------------------------
                                                                                   GLOBAL
                                                                                    REAL           HIGH
 STRATEGIC       TARGET                      VALUE      VALUE                      ESTATE         INCOME         INCOME
  INCOME     VOLATILITY (c)*     VALUE      LEADERS   STRATEGIES    OVERSEAS    SECURITIES II  SECURITIES II  SECURITIES II
---------------------------------------------------------------------------------------------------------------------------
$   348,711  $            66  $     8,617  $     373  $    2,335  $    285,101  $     113,082  $     218,385   $     472,825
    141,554           (1,462)     138,059       (107)     54,475     1,204,549        233,724        242,453        611,008

   (505,770)             288       27,448     13,833      35,012       136,305       (368,241)       (15,792)       341,993
---------------------------------------------------------------------------------------------------------------------------
    (15,505)          (1,108)     174,124     14,099      91,822     1,625,955        (21,435)       445,046      1,425,826
---------------------------------------------------------------------------------------------------------------------------

    388,925               --       48,649         --      34,548       563,496        114,156        504,870      1,612,118
    (97,735)              --      (14,651)       (21)    (14,145)     (514,629)       (73,087)      (467,749)      (520,137)
  2,026,054          119,159      722,851     98,137      58,128     4,987,016        613,143      3,771,275      3,514,819
---------------------------------------------------------------------------------------------------------------------------

  2,317,244          119,159      756,849     98,116      78,531     5,035,883        654,212      3,808,396      4,606,800
---------------------------------------------------------------------------------------------------------------------------
  2,301,739          118,051      930,973    112,215     170,353     6,661,838        632,777      4,253,442      6,032,626
---------------------------------------------------------------------------------------------------------------------------
  6,528,447               --      190,114         --     201,277    10,683,443      1,999,914      5,100,206      7,780,392
---------------------------------------------------------------------------------------------------------------------------
$ 8,830,186  $       118,051  $ 1,121,087  $ 112,215  $  371,630  $ 17,345,281  $   2,632,691  $   9,353,648  $  13,813,018
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================================
                                                                                                                        GOLDMAN
                                                                                                                         SACHS
                                                                                                                       VARIABLE
                                                                                                                       INSURANCE
                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)      TRUST
                                                   ----------------------------------------------------------------  ------------
                                                                                      TEMPLETON                         GLOBAL
                                                      MUTUAL         STRATEGIC         GLOBAL                           MARKETS
                                                      SHARES           INCOME           BOND             U.S.         NAVIGATOR-
                                                   SECURITIES II   SECURITIES II    SECURITIES II    GOVERNMENT II   SERVICE (a)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...........................   $     61,470       $ 601,873     $  1,488,247     $    198,575           $  4
Expenses:
  Mortality and expense risk fees...............             --              --               --               --             --
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............         61,470         601,873        1,488,247          198,575              4
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............        207,172         (95,037)        (240,213)        (269,711)            --
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares............................             --          29,707               --               --            171
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ...........................             --          99,719          384,245               --             45
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares ..........        207,172          34,389          144,032         (269,711)           216
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares .............................        500,141        (318,726)      (1,274,920)        (112,942)           (72)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ..........................   $    768,783    $    317,536     $    357,359      $  (184,078)   $       148
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==================================================================================================================================
                                                                                                                        GOLDMAN
                                                                                                                         SACHS
                                                                                                                       VARIABLE
                                                                                                                       INSURANCE
                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)      TRUST
                                                   ----------------------------------------------------------------  -------------
                                                                                      TEMPLETON                         GLOBAL
                                                      MUTUAL         STRATEGIC         GLOBAL                           MARKETS
                                                      SHARES           INCOME           BOND             U.S.         NAVIGATOR-
                                                   SECURITIES II   SECURITIES II    SECURITIES II    GOVERNMENT II   SERVICE (a)*
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............   $     61,470    $    601,873     $  1,488,247     $    198,575    $          4
  Net realized gain (loss) on investments
    in portfolio shares.........................        207,172          34,389          144,032         (269,711)            216
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares............................        500,141        (318,726)      (1,274,920)        (112,942)            (72)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations...........................        768,783         317,536          357,359         (184,078)            148
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage)........................         95,455         625,955        5,460,641          292,273              --
  Contract redemptions..........................       (142,880)       (162,584)      (1,129,618)        (512,345)             (3)
  Net transfers.................................        726,503       5,295,312       11,930,463       (4,455,127)          8,806
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .......        679,078       5,758,683       16,261,486       (4,675,199)          8,803
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....      1,447,861       6,076,219       16,618,845       (4,859,277)          8,951
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................      2,657,591       6,268,006       21,338,590        8,897,096              --
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period...............   $  4,105,452    $ 12,344,225     $ 37,957,435     $  4,037,819          $8,951
==================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                GUGGENHEIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLS                                          GLOBAL
  ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS          CLS         ADVISORONE         DWA               DWA        MANAGED
  AGGRESSIVE   CONSERVATIVE     MODERATE      ADVISORONE   ADVISORONE       SELECT        FLEXIBLE           SECTOR       FUTURES
STRATEGY (d)*  STRATEGY (d)*  STRATEGY (d)*    AMERIGO      CLERMONT      ALLOCATION   ALLOCATION (d)*   ROTATION (d)*    STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$          --  $         --   $          --  $      256   $     21,535    $       225  $            --   $          --   $       --

           --            --              --          --             --             --               --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
           --            --              --         256         21,535            225               --              --           --
-----------------------------------------------------------------------------------------------------------------------------------


       42,522        56,356          77,440     214,973         57,372          2,766           52,469          43,173      (84,083)

           --            --              --          --             --             --               --              --           --

           --            --              --          --         32,584             --               --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
       42,522        56,356          77,440     214,973         89,956          2,766           52,469          43,173      (84,083)
-----------------------------------------------------------------------------------------------------------------------------------

      (21,434)      (24,270)        (25,324)    112,290        (15,671)           142           74,005          30,190      136,188
-----------------------------------------------------------------------------------------------------------------------------------
$      21,088  $     32,086   $      52,116   $ 327,519    $    95,820   $      3,133  $       126,474   $      73,363   $   52,105
===================================================================================================================================

===================================================================================================================================
                                                GUGGENHEIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLS                                          GLOBAL
  ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS          CLS         ADVISORONE         DWA               DWA        MANAGED
  AGGRESSIVE   CONSERVATIVE     MODERATE      ADVISORONE   ADVISORONE       SELECT        FLEXIBLE           SECTOR       FUTURES
STRATEGY (d)*  STRATEGY (d)*  STRATEGY (d)*    AMERIGO      CLERMONT      ALLOCATION   ALLOCATION (d)*   ROTATION (d)*    STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

$         --   $          --  $          --  $       256  $     21,535    $      225   $          --     $          --  $        --
       42,522         56,356         77,440      214,973        89,956         2,766          52,469            43,173      (84,083)

      (21,434)       (24,270)       (25,324)     112,290       (15,671)          142          74,005            30,190      136,188
-----------------------------------------------------------------------------------------------------------------------------------
       21,088         32,086         52,116      327,519        95,820         3,133         126,474            73,363       52,105
-----------------------------------------------------------------------------------------------------------------------------------

       10,000         41,650             --        3,642            (2)           --          44,019                --       17,500
       (2,146)        (6,143)        (4,419)     (99,732)      (50,451)          (16)         (6,701)          (13,477)     (96,633)
     (185,251)      (684,947)      (539,204)     322,286       446,438         2,279      (1,199,555)         (785,523)     410,606
-----------------------------------------------------------------------------------------------------------------------------------

     (177,397)      (649,440)      (543,623)     226,196       395,985         2,263      (1,162,237)         (799,000)     331,473
-----------------------------------------------------------------------------------------------------------------------------------
     (156,309)      (617,354)      (491,507)     553,715       491,805         5,396      (1,035,763)         (725,637)     383,578
-----------------------------------------------------------------------------------------------------------------------------------
      156,309        617,354        491,507    1,351,121       723,412         9,893       1,035,763           725,637    1,524,207
-----------------------------------------------------------------------------------------------------------------------------------
$          --  $          --  $          --  $ 1,904,836  $  1,215,217    $   15,289   $          --     $          --  $ 1,907,785
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                    MULTI-                  RYDEX
                                                                     LONG SHORT     HEDGE       RYDEX       BASIC         RYDEX
                                                                     EQUITY (e)*  STRATEGIES    BANKING    MATERIALS   BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........    $      6     $     --     $  17,740   $    8,984  $         --
Expenses:
  Mortality and expense risk fees ...............................          --           --            --           --           630
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................           6           --        17,740        8,984          (630)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ............................................       4,501        7,935       245,964     (199,004)      734,114
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................          --           --       230,303          411            --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................          --           --            --       63,633            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares.....................................................       4,501        7,935       476,267     (134,960)      734,114
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................      24,868       43,071      (166,355)      13,465       218,998
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......    $ 29,375     $ 51,006     $ 327,652   $ (112,511) $    952,482
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                    MULTI-                  RYDEX
                                                                    LONG SHORT      HEDGE       RYDEX       BASIC         RYDEX
                                                                    EQUITY (e)*   STRATEGIES    BANKING    MATERIALS   BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................   $         6  $       --   $    17,740  $     8,984  $      (630)
  Net realized gain (loss) on investments in portfolio shares ...         4,501       7,935       476,267     (134,960)     734,114
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................        24,868      43,071      (166,355)      13,465      218,998
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......        29,375      51,006       327,652     (112,511)     952,482
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........            91     218,188         2,204       26,454       27,803
  Contract redemptions ..........................................          (281)   (141,744)      (83,581)     (97,391)    (115,745)
  Net transfers .................................................       (17,979)    794,675      (992,196)  (1,236,507)   1,081,313
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ..............................................       (18,169)    871,119    (1,073,573)  (1,307,444)     993,371
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................        11,206     922,125      (745,921)  (1,419,955)   1,945,853
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................       200,200   2,811,055     2,351,453    1,957,911    1,570,121
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............................   $   211,406  $3,733,180   $ 1,605,532  $   537,956  $ 3,515,974
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          RYDEX
   RYDEX          RYDEX         RYDEX                                         RYDEX         RYDEX          RYDEX        GOVERNMENT
COMMODITIES      CONSUMER       DOW 2X          RYDEX           RYDEX        ENERGY      EUROPE 1.25X    FINANCIAL      LONG BOND
 STRATEGY        PRODUCTS      STRATEGY       ELECTRONICS       ENERGY      SERVICES      STRATEGY       SERVICES     1.2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

$        --      $ 18,046     $       --       $    342        $  2,855     $     --       $ 1,311        $ 12,368     $     38,179

         --            --            223             --              39           33            --              16               --
-----------------------------------------------------------------------------------------------------------------------------------
         --        18,046           (223)           342           2,816          (33)        1,311          12,352           38,179
-----------------------------------------------------------------------------------------------------------------------------------


    (99,508)      389,855      1,102,352         99,833         133,732      (14,251)       79,716         412,363       (2,865,028)

         --            --             --             --              --           --            --              --          310,794

         --            --             --             --          20,312       39,171            --              --           16,365
-----------------------------------------------------------------------------------------------------------------------------------
    (99,508)      389,855      1,102,352         99,833         154,044       24,920        79,716         412,363       (2,537,869)
-----------------------------------------------------------------------------------------------------------------------------------

     10,823        36,820        301,920        (14,119)         58,440       69,061        12,678         (17,646)         (19,448)
-----------------------------------------------------------------------------------------------------------------------------------
$   (88,685)     $444,721     $1,404,049       $ 86,056        $215,300     $ 93,948       $93,705        $407,069     $ (2,519,138)
===================================================================================================================================

===================================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          RYDEX
   RYDEX          RYDEX         RYDEX                                         RYDEX         RYDEX          RYDEX        GOVERNMENT
COMMODITIES      CONSUMER       DOW 2X          RYDEX           RYDEX        ENERGY      EUROPE 1.25X    FINANCIAL      LONG BOND
 STRATEGY        PRODUCTS      STRATEGY       ELECTRONICS       ENERGY      SERVICES      STRATEGY       SERVICES     1.2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$         --   $   18,046    $      (223)      $     342      $    2,816    $    (33)     $    1,311    $    12,352    $     38,179
     (99,508)     389,855      1,102,352          99,833         154,044      24,920          79,716        412,363      (2,537,869)

      10,823       36,820        301,920         (14,119)         58,440      69,061          12,678        (17,646)        (19,448)
-----------------------------------------------------------------------------------------------------------------------------------
     (88,685)     444,721      1,404,049          86,056         215,300      93,948          93,705        407,069      (2,519,138)
-----------------------------------------------------------------------------------------------------------------------------------

     720,035       29,187          2,952          13,913           9,029      11,686           1,360        100,040         232,346
     (61,451)    (285,900)       (52,465)         (9,613)        (96,771)    (35,548)        (22,011)      (122,967)       (843,947)
     575,534     (534,059)    (8,832,702)       (486,681)        482,868     123,717         327,373     (2,428,860)      2,308,874
-----------------------------------------------------------------------------------------------------------------------------------

   1,234,118     (790,772)    (8,882,215)       (482,381)        395,126      99,855         306,722     (2,451,787)      1,697,273
-----------------------------------------------------------------------------------------------------------------------------------
   1,145,433     (346,051)    (7,478,166)       (396,325)        610,426     193,803         400,427     (2,044,718)       (821,865)
-----------------------------------------------------------------------------------------------------------------------------------
     138,441    1,436,572      9,883,230         537,359         671,467     725,114         943,935      2,727,531       2,154,395
-----------------------------------------------------------------------------------------------------------------------------------
$  1,283,874   $1,090,521    $ 2,405,064       $ 141,034      $1,281,893    $918,917      $1,344,362    $   682,813    $  1,332,530
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================================
                                                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                                              RYDEX     RYDEX INVERSE     RYDEX
                                                                       RYDEX                 INVERSE     GOVERNMENT      INVERSE
                                                                      HEALTH     RYDEX       DOW 2X       LONG BOND      MID-CAP
                                                                       CARE     INTERNET    STRATEGY      STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........    $  5,137   $     --   $       --    $      --      $     --
Expenses:
  Mortality and expense risk fees ...............................         145         91           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................       4,992        (91)          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ............................................     656,177    242,367     (524,598)      79,443        (5,819)
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................          --         --           --           --            --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................          --     41,484           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares.....................................................     656,177    283,851     (524,598)      79,443        (5,819)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................      90,491    126,098         (824)      26,711           653
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......    $751,660   $409,858   $ (525,422)   $ 106,154      $ (5,166)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================================
                                                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                                              RYDEX     RYDEX INVERSE     RYDEX
                                                                       RYDEX                 INVERSE     GOVERNMENT      INVERSE
                                                                      HEALTH     RYDEX       DOW 2X       LONG BOND      MID-CAP
                                                                       CARE     INTERNET    STRATEGY      STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................  $    4,992   $      (91)  $      --   $       --     $     --
  Net realized gain (loss) on investments in portfolio shares ...     656,177      283,851    (524,598)      79,443       (5,819)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................      90,491      126,098        (824)      26,711          653
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......     751,660      409,858    (525,422)     106,154       (5,166)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........      87,747        4,068         300        4,189           (1)
  Contract redemptions ..........................................    (223,077)     (18,792)    (36,830)    (376,539)        (270)
  Net transfers .................................................     710,065    1,764,770     654,547    2,530,630      (10,149)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ..............................................     574,735    1,750,046     618,017    2,158,280      (10,420)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................   1,326,395    2,159,904      92,595    2,264,434      (15,586)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     965,096      479,003      56,111    1,203,115       34,134
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............................  $2,291,491   $2,638,907   $ 148,706   $3,467,549     $ 18,548
=================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    RYDEX        RYDEX INVERSE       RYDEX
   INVERSE          RUSSELL         INVERSE        RYDEX                    RYDEX                           RYDEX
NASDAQ-100(R)       2000(R)         S&P 500      JAPAN 2X     RYDEX      MID CAP 1.5X        RYDEX      NASDAQ-100(R)      RYDEX
  STRATEGY         STRATEGY        STRATEGY      STRATEGY    LEISURE       STRATEGY      NASDAQ-100(R)   2X STRATEGY        NOVA
-----------------------------------------------------------------------------------------------------------------------------------

$        --      $      --       $       --     $     --     $ 24,499      $     --       $       --      $       --     $    6,696

         --             --               --            8           --           130              440             125            139
-----------------------------------------------------------------------------------------------------------------------------------
         --             --               --           (8)      24,499          (130)            (440)           (125)         6,557
-----------------------------------------------------------------------------------------------------------------------------------


    (92,505)       (98,735)        (403,652)     218,504      398,400       524,603          774,351       1,003,518      1,146,598

         --             --               --           --           --            --               --         418,279             --

         --             --               --           --           --            --               --          61,293             --
-----------------------------------------------------------------------------------------------------------------------------------
    (92,505)       (98,735)        (403,652)     218,504      398,400       524,603          774,351       1,483,090      1,146,598
-----------------------------------------------------------------------------------------------------------------------------------

       (561)           (68)          (1,460)      (7,522)     207,404       195,479          538,269         617,461        666,575
-----------------------------------------------------------------------------------------------------------------------------------
$   (93,066)     $ (98,803)      $ (405,112)    $210,974     $630,303      $719,952       $1,312,180      $2,100,426     $1,819,730
===================================================================================================================================

===================================================================================================================================
                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    RYDEX        RYDEX INVERSE       RYDEX
   INVERSE          RUSSELL         INVERSE        RYDEX                    RYDEX                           RYDEX
NASDAQ-100(R)       2000(R)         S&P 500      JAPAN 2X     RYDEX      MID CAP 1.5X        RYDEX      NASDAQ-100(R)      RYDEX
  STRATEGY         STRATEGY        STRATEGY      STRATEGY    LEISURE       STRATEGY      NASDAQ-100(R)   2X STRATEGY        NOVA
-----------------------------------------------------------------------------------------------------------------------------------
$       --         $     --       $      --     $      (8)  $   24,499    $     (130)     $     (440)    $     (125)     $    6,557
   (92,505)         (98,735)       (403,652)      218,504      398,400       524,603         774,351      1,483,090       1,146,598

      (561)             (68)         (1,460)       (7,522)     207,404       195,479         538,269        617,461         666,575
-----------------------------------------------------------------------------------------------------------------------------------
   (93,066)         (98,803)       (405,112)      210,974      630,303       719,952       1,312,180      2,100,426       1,819,730
-----------------------------------------------------------------------------------------------------------------------------------

       636              593          16,922           270       20,001       262,662         195,230         59,350          79,043
   (37,902)          (1,385)       (115,224)      (41,853)     (73,430)      (38,992)       (348,216)      (382,990)       (107,048)
  (510,287)         104,139         898,151      (120,286)   2,563,750     2,677,918       3,179,434      4,161,428       5,739,353
-----------------------------------------------------------------------------------------------------------------------------------

  (547,553)         103,347         799,849      (161,869)   2,510,321     2,901,588       3,026,448      3,837,788       5,711,348
-----------------------------------------------------------------------------------------------------------------------------------
  (640,619)           4,544         394,737        49,105    3,140,624     3,621,540       4,338,628      5,938,214       7,531,078
-----------------------------------------------------------------------------------------------------------------------------------
   776,680          100,823         563,277       404,198      679,827       750,099       1,785,242        798,319       2,148,128
-----------------------------------------------------------------------------------------------------------------------------------
$  136,061         $105,367       $ 958,014     $ 453,303   $3,820,451    $4,371,639      $6,123,870     $6,736,533      $9,679,206
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                                            RYDEX           RYDEX
                                                                      RYDEX        RYDEX                   RUSSELL         RUSSELL
                                                                     PRECIOUS      REAL       RYDEX      2000(R) 1.5X     2000(R) 2X
                                                                      METALS      ESTATE    RETAILING      STRATEGY        STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........  $     25,087   $13,825    $    365     $     --         $     --
Expenses:
  Mortality and expense risk fees ...............................            --        14          --          115               --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................        25,087    13,811         365         (115)              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ............................................    (2,494,241)   10,537     148,019      809,632          378,577
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................            --        --      64,693           --               --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................            --        --     190,568           --               --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares ....................................................    (2,494,241)   10,537     403,280      809,632          378,577
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................       376,591     7,562     (95,176)      71,406            6,043
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......  $ (2,092,563)  $31,910    $308,469     $880,923         $384,620
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                                            RYDEX           RYDEX
                                                                      RYDEX        RYDEX                   RUSSELL         RUSSELL
                                                                     PRECIOUS      REAL       RYDEX      2000(R) 1.5X     2000(R) 2X
                                                                      METALS      ESTATE    RETAILING      STRATEGY        STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................  $    25,087  $   13,811  $      365   $     (115)      $     --
  Net realized gain (loss) on investments in portfolio shares ...   (2,494,241)     10,537     403,280      809,632        378,577
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................      376,591       7,562     (95,176)      71,406          6,043
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......   (2,092,563)     31,910     308,469      880,923        384,620
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........      172,480      33,753       1,650      106,190              5
  Contract redemptions ..........................................     (320,284)    (62,373)    (84,625)     (50,541)       (51,720)
  Net transfers .................................................     (833,162)   (421,933)  1,233,816      755,357        (45,591)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract owners'
      transactions ..............................................     (980,966)   (450,553)  1,150,841      811,006        (97,306)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................   (3,073,529)   (418,643)  1,459,310    1,691,929        287,314
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    4,665,981   1,680,946     552,554      288,165        549,922
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............................  $ 1,592,452  $1,262,303  $2,011,864   $1,980,094       $837,236
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                  RYDEX        RYDEX     RYDEX S&P    RYDEX S&P    RYDEX S&P   RYDEX S&P        RYDEX
    RYDEX        S&P 500      S&P 500      MIDCAP       MIDCAP     SMALLCAP     SMALLCAP    STRENGTHENING
  S&P 500 2X       PURE         PURE      400 PURE     400 PURE    600 PURE     600 PURE      DOLLAR 2X        RYDEX
   STRATEGY       GROWTH       VALUE       GROWTH       VALUE       GROWTH       VALUE         STRATEGY      TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------

$          --  $        --  $        --  $       --  $       659  $        --  $    9,820  $            --  $         --

          121           71           --           2           --           --          --               --            --
------------------------------------------------------------------------------------------------------------------------
         (121)         (71)          --          (2)         659           --       9,820               --            --
------------------------------------------------------------------------------------------------------------------------

    1,148,916      994,739    1,309,188     295,276      727,640      400,863     348,015          (64,702)      123,341

           --           --           --      16,812           --           --          --               --            --

           --           --           --     206,443           --      291,583          --               --            --
------------------------------------------------------------------------------------------------------------------------
    1,148,916      994,739    1,309,188     518,531      727,640      692,446     348,015          (64,702)      123,341
------------------------------------------------------------------------------------------------------------------------

       (1,808)     219,657      664,612     205,555       45,946       29,236     191,302           (5,541)      394,743
------------------------------------------------------------------------------------------------------------------------
$   1,146,987  $ 1,214,325  $ 1,973,800  $  724,084  $   774,245  $   721,682  $  549,137  $       (70,243) $    518,084
========================================================================================================================

========================================================================================================================
                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                  RYDEX        RYDEX      RYDEX S&P   RYDEX S&P    RYDEX S&P    RYDEX S&P       RYDEX
    RYDEX        S&P 500      S&P 500      MIDCAP       MIDCAP     SMALLCAP     SMALLCAP    STRENGTHENING
  S&P 500 2X      PURE         PURE       400 PURE     400 PURE    600 PURE     600 PURE      DOLLAR 2X       RYDEX
   STRATEGY      GROWTH        VALUE       GROWTH       VALUE       GROWTH        VALUE        STRATEGY     TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
$        (121) $       (71) $        --  $        (2) $      659  $        --  $     9,820  $           --  $         --

    1,148,916      994,739    1,309,188      518,531     727,640      692,446      348,015         (64,702)      123,341
       (1,808)     219,657      664,612      205,555      45,946       29,236      191,302          (5,541)      394,743
------------------------------------------------------------------------------------------------------------------------
    1,146,987    1,214,325    1,973,800      724,084     774,245      721,682      549,137         (70,243)      518,084
------------------------------------------------------------------------------------------------------------------------

      114,659       87,049       72,632       49,882     282,907       19,327       58,183           1,680         1,650
      (47,746)    (229,143)    (385,140)    (106,219)   (131,129)     (97,481)    (153,293)         (7,098)     (83,017)
     (149,223)     524,307    4,015,215    1,532,307  (1,030,677)   3,057,077    2,010,790          89,723     2,326,292
------------------------------------------------------------------------------------------------------------------------

      (82,310)     382,213    3,702,707    1,475,970    (878,899)   2,978,923    1,915,680          84,305     2,244,925
------------------------------------------------------------------------------------------------------------------------
    1,064,677    1,596,538    5,676,507    2,200,054    (104,654)   3,700,605    2,464,817          14,062     2,763,009
------------------------------------------------------------------------------------------------------------------------
      563,977    1,942,512    2,200,861    1,333,002     991,516      620,715    1,313,938         320,010       976,091
------------------------------------------------------------------------------------------------------------------------
$   1,628,654  $ 3,539,050  $ 7,877,368  $ 3,533,056  $  886,862  $ 4,321,320  $ 3,778,755  $      334,072  $  3,739,100
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                            -----------------------------------------------------------------------
                                                                                             RYDEX U.S.                   RYDEX
                                                                                             GOVERNMENT                 WEAKENING
                                                            RYDEX TELE-          RYDEX         MONEY        RYDEX        DOLLAR
                                                           COMMUNICATIONS  TRANSPORTATION     MARKET      UTILITIES   2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends  from  investments  in  portfolio
    shares ..............................................  $          531   $           --   $        3   $    45,694  $        --
Expenses:
  Mortality and expense risk fees .......................              --             102            37             4           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .....................             531            (102)          (34)       45,690           --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .................................          39,891         737,952            --       208,394      (13,890)

  Net realized short-term capital gain distributions
    from investments in portfolio shares ...............               --              --            52            --           --

  Net realized long-term capital gain distributions
    from investments in portfolio shares ................              --              --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ....................................          39,891         737,952            52       208,394      (13,890)
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................          (4,556)        120,270            --       101,899          628
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ........................................  $       35,866  $      858,120    $       18   $   355,983   $  (13,262)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                            RYDEX U.S.                  RYDEX
                                                                                            GOVERNMENT                WEAKENING
                                                             RYDEX TELE-        RYDEX         MONEY        RYDEX        DOLLAR
                                                            COMMUNICATIONS TRANSPORTATION     MARKET     UTILITIES   2X STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................    $         531  $         (102) $        (34) $   45,690  $        --
  Net realized  gain (loss) on investments in
   portfolio shares ....................................           39,891         737,952            52     208,394      (13,890)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .................           (4,556)        120,270            --     101,899          628
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................           35,866         858,120            18     355,983      (13,262)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
   breakage) ...........................................              931          73,883            (4)     28,315        4,161
  Contract redemptions .................................           (4,560)       (139,888)     (617,620)   (225,195)     (11,187)
  Net transfers ........................................         (368,880)        886,789    (1,221,122) (1,705,089)     (60,908)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ....................         (372,509)        820,784    (1,838,746) (1,901,969)     (67,934)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............         (336,643)      1,678,904    (1,838,728) (1,545,986)     (81,196)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................          411,625       2,043,027     8,254,540   2,513,193       87,609
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ......................    $      74,982  $    3,721,931  $  6,415,812  $  967,207  $     6,413
=================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                  VT                                                   VT                     VT           VT
    VT         FLOATING         VT          VT           VT          MANAGED        VT     STYLEPLUS   STYLEPLUS
 ALL CAP         RATE          HIGH     LARGE CAP   MACRO OPPOR-      ASSET     SMALL CAP    LARGE       LARGE
  VALUE     STRATEGIES (c)*    YIELD      VALUE    TUNITIES (c)*   ALLOCATION     VALUE    CORE (f)*  GROWTH (g)*
------------------------------------------------------------------------------------------------------------------

$       --  $            --  $      --  $      --  $           --  $        --  $      --  $      --  $         --

        --               --         --         --              --           --         --         --            --
------------------------------------------------------------------------------------------------------------------
        --               --         --         --              --           --         --         --            --
------------------------------------------------------------------------------------------------------------------

     6,213          116,093    379,224      6,357         (13,780)      13,465     87,650     16,947           625

        --               --         --         --              --           --         --         --            --

        --               --         --         --              --           --         --         --            --
------------------------------------------------------------------------------------------------------------------
     6,213          116,093    379,224      6,357         (13,780)      13,465     87,650     16,947           625
------------------------------------------------------------------------------------------------------------------

     2,638          212,863    (25,911)     6,149          20,336       14,348    173,126     (1,014)      168,231
------------------------------------------------------------------------------------------------------------------
$    8,851  $       328,956  $ 353,313  $  12,506  $        6,556  $    27,813  $ 260,776  $  15,933  $    168,856
==================================================================================================================

==================================================================================================================
                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                  VT                                                    VT                     VT         VT
    VT         FLOATING          VT           VT          VT         MANAGED       VT      STYLEPLUS   STYLEPLUS
 ALL CAP         RATE           HIGH      LARGE CAP  MACRO OPPOR-     ASSET     SMALL CAP    LARGE       LARGE
  VALUE     STRATEGIES (c)*     YIELD       VALUE    TUNITIES (c)*  ALLOCATION    VALUE    CORE (f)*  GROWTH (g)*
------------------------------------------------------------------------------------------------------------------

$       --  $            --  $        --  $      --  $          --  $       --  $      --  $      --  $         --
     6,213          116,093      379,224      6,357        (13,780)     13,465     87,650     16,947           625

     2,638          212,863      (25,911)     6,149         20,336      14,348    173,126     (1,014)     168, 231
------------------------------------------------------------------------------------------------------------------
     8,851          328,956      353,313     12,506          6,556      27,813    260,776     15,933      168, 856
------------------------------------------------------------------------------------------------------------------

    22,718        2,175,527       30,702     36,168             (1)     15,133     50,986         (1)           (1)
      (675)        (215,825)     (82,469)      (172)       (10,293)    (43,799)  (131,230)       (65)       (6,974)
    27,358       13,065,698    1,876,462    (24,350)       922,624     251,626    110,453    (81,936)           --
------------------------------------------------------------------------------------------------------------------

    49,401       15,025,400    1,824,695     11,646        912,330     222,960     30,209    (82,002)       (6,975)
------------------------------------------------------------------------------------------------------------------
    58,252       15,354,356    2,178,008     24,152        918,886     250,773    290,985    (66,069)     161, 881
------------------------------------------------------------------------------------------------------------------
        --               --    5,050,266     30,231             --     125,389    677,934     70,663      601, 674
------------------------------------------------------------------------------------------------------------------
$   58,252  $    15,354,356  $ 7,228,274  $  54,383  $     918,886  $  376,162  $ 968,919  $   4,594  $   763, 555
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                                                                       HATTERAS
                                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)              FUNDS
                                                      -------------------------------------------------------        --------------

                                                           VT             VT              VT              VT
                                                       STYLEPLUS      STYLEPLUS       U.S. TOTAL        WORLD           ALPHA
                                                          MID           SMALL           RETURN          EQUITY          HEDGED
                                                      GROWTH (h)*     GROWTH (i)*      BOND (j)*      INCOME (k)*   STRATEGIES (l)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...........................     $       --      $       --      $       --      $       --      $       2,997
Expenses:
  Mortality and expense risk fees ..............             --              --              --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............             --              --              --              --              2,997
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............          7,435           6,791           2,801          90,678            (23,919)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ...........................             --              --              --              --             15,908
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ...........................             --              --              --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .........................          7,435           6,791           2,801          90,678             (8,011)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .......................................        131,461           2,340          44,906         (64,654)            17,785
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...............................     $  138,896      $    9,131      $   47,707      $   26,024      $      12,771
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                       HATTERAS
                                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)              FUNDS
                                                          -----------------------------------------------------      ---------------
                                                          VT              VT               VT              VT
                                                      STYLEPLUS       STYLEPLUS       U.S. TOTAL         WORLD           ALPHA
                                                         MID            SMALL           RETURN           EQUITY         HEDGED
                                                      GROWTH (h)*     GROWTH (i)*      BOND (j)*      INCOME (k)*    STRATEGIES (l)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............     $       --      $       --      $       --      $       --      $        2,997
  Net realized gain (loss) on investments in
    portfolio shares ...........................          7,435           6,791           2,801          90,678              (8,011)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
     shares ....................................        131,461           2,340          44,906         (64,654)             17,785
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...............................        138,896           9,131          47,707          26,024              12,771
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..................................         37,234             800           1,574           2,151             102,786
  Contract redemptions .........................         (9,055)            (35)           (854)        (29,746)             (5,380)
  Net transfers ................................         33,573         (23,584)      2,115,090        (589,097)           (336,128)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ............         61,752         (22,819)      2,115,810        (616,692)           (238,722)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....        200,648         (13,688)      2,163,517        (590,668)           (225,951)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................        417,761          32,145          70,095         710,951             225,951
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................     $  618,409      $   18,457      $2,233,612      $  120,283      $           --
====================================================================================================================================

*See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

==================================================================================================================
                                        INVESCO VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------
  BALANCED-                                               EQUITY     GLOBAL     GLOBAL                   GROWTH
     RISK                         CORE     DIVERSIFIED     AND       HEALTH      REAL     GOVERNMENT      AND
  ALLOCATION     COMSTOCK (m)*   EQUITY     DIVIDEND   INCOME (n)*    CARE      ESTATE    SECURITIES   INCOME (o)*
------------------------------------------------------------------------------------------------------------------

$     60,040    $      34,470  $  16,451  $    79,949  $   34,170  $   3,956  $ 149,960  $    33,934  $     21,487

            --             --          2           --          --        258        974           --            --
------------------------------------------------------------------------------------------------------------------
      60,040           34,470     16,449       79,949      34,170      3,698    148,986       33,934        21,487
------------------------------------------------------------------------------------------------------------------

      15,112           97,460    108,450      354,990     166,305    214,356    417,003      (29,732)       26,068

      80,412               --         --           --          --         --         --           --            --

      33,541               --         --           --          --         --         --           --        12,703
------------------------------------------------------------------------------------------------------------------
     129,065           97,460    108,450      354,990     166,305    214,356    417,003      (29,732)       38,771
------------------------------------------------------------------------------------------------------------------

    (198,280)         260,390    144,973      107,997     137,237     70,033   (523,770)     (42,783)      257,439
------------------------------------------------------------------------------------------------------------------
$     (9,175)   $     392,320  $ 269,872  $   542,936  $  337,712  $ 288,087  $  42,219  $   (38,581) $    317,697
==================================================================================================================

=====================================================================================================================
                                             INVESCO VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------
     BALANCED-                                           EQUITY       GLOBAL     GLOBAL                     GROWTH
       RISK                       CORE     DIVERSIFIED     AND        HEALTH      REAL       GOVERNMENT       AND
    ALLOCATION   COMSTOCK (m)*   EQUITY     DIVIDEND    INCOME (n)*    CARE      ESTATE      SECURITIES   INCOME (o)*
---------------------------------------------------------------------------------------------------------------------
$       60,040  $      34,470  $  16,449  $    79,949  $    34,170  $   3,698  $   148,986  $    33,934  $     21,487
       129,065         97,460    108,450      354,990      166,305    214,356      417,003      (29,732)       38,771

      (198,280)       260,390    144,973      107,997      137,237     70,033     (523,770)     (42,783)      257,439
---------------------------------------------------------------------------------------------------------------------
        (9,175)       392,320    269,872      542,936      337,712    288,087       42,219      (38,581)      317,697
---------------------------------------------------------------------------------------------------------------------

       129,443        162,230     93,722       11,032      756,856     96,987       83,667      132,030       228,504
       (81,729)       (46,922)   (17,813)     (51,167)    (105,264)   (71,834)    (172,784)    (111,883)      (16,276)
     1,434,718      2,720,078   (212,137)   1,360,119    1,062,275    398,071      635,305      504,823     1,274,677
---------------------------------------------------------------------------------------------------------------------

     1,482,432      2,835,386   (136,228)   1,319,984    1,713,867    423,224      546,188      524,970     1,486,905
---------------------------------------------------------------------------------------------------------------------
     1,473,257      3,227,706    133,644    1,862,920    2,051,579    711,311      588,407      486,389     1,804,602
---------------------------------------------------------------------------------------------------------------------
     3,257,439        304,776    856,647    1,300,148      435,135    212,549    3,906,411    1,101,033       629,210
---------------------------------------------------------------------------------------------------------------------
$    4,730,696  $   3,532,482  $ 990,291  $ 3,163,068  $ 2,486,714  $ 923,860  $ 4,494,818  $ 1,587,422  $  2,433,812
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==========================================================================================================
                                                   INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                          ----------------------------------------------------------------
                                                                            MID
                                                HIGH      INTERNATIONAL   CAP CORE    MONEY
                                                YIELD        GROWTH        EQUITY     MARKET   TECHNOLOGY
----------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares ................  $     122,868  $      76,297  $    7,849  $ 52,882  $        --
Expenses:
  Mortality and expense risk fees ......            179             --          --       363           --
----------------------------------------------------------------------------------------------------------
    Net investment income (expense) ....        122,689         76,297       7,849    52,519           --
----------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments
    in portfolio shares ................        207,562        213,277      67,984        --       11,592
  Net realized short-term capital
    gain distributions from
    investments in portfolio shares ....             --             --      19,067        --           --
Net realized long-term capital gain
  distributions from investments
  in portfolio shares ..................             --             --      90,049        --       12,868
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio shares ....        207,562        213,277     177,100        --       24,460
----------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares ......         14,810        763,463     144,642        --       14,714
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ...........  $     345,061  $   1,053,037  $  329,591  $ 52,519  $    39,174
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================
                                                  INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                             --------------------------------------------------------------------
                                                                               MID
                                                   HIGH      INTERNATIONAL   CAP CORE       MONEY
                                                   YIELD        GROWTH        EQUITY       MARKET      TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........   $     122,689  $      76,297  $    7,849  $      52,519  $       --
  Net realized gain (loss) on investments
    in portfolio shares ..................         207,562        213,277     177,100             --      24,460
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ..................          14,810        763,463     144,642             --      14,714
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ....................         345,061      1,053,037     329,591         52,519      39,174
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) .................         143,742        147,483     125,897    563,642,875          --
  Contract redemptions ...................        (178,127)      (127,972)    (78,883)   (41,190,702)    (63,645)
  Net transfers ..........................         886,688        294,722     322,235   (462,894,422)     90,590
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners'
      transactions........................         852,303        314,233     369,249     59,557,751      26,945
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets      1,197,364      1,367,270     698,840     59,610,270      66,119
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........       4,768,451      5,482,806     902,827     80,354,900     216,283
-----------------------------------------------------------------------------------------------------------------
        Net assets, end of period ........   $   5,965,815  $   6,850,076  $1,601,667  $ 139,965,170  $  282,402
=================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
     INVESCO
     VARIABLE
    INSURANCE
 FUNDS (CONTINUED)                              IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------  ------------------------------------------------------------------------------------------------
                                                          DIVIDEND                              GLOBAL
   VALUE              ASSET                                                         GLOBAL      NATURAL
OPPORTUNITIES(p)*   STRATEGY     BALANCED        BOND   OPPORTUNITIES    ENERGY      BOND      RESOURCES    GROWTH
--------------------------------------------------------------------------------------------------------------------

$       1,713   $      81,473  $    14,209  $   17,837  $      5,366  $       --  $      --  $        --  $      619
           --              --           --          --            --          --         --           --          --
--------------------------------------------------------------------------------------------------------------------
        1,713          81,473       14,209      17,837         5,366          --         --           --         619
--------------------------------------------------------------------------------------------------------------------
       24,062         368,121       79,801     (16,230)       19,928     207,055     (6,633)         347      19,453
           --              --        6,229          --            --          --         --           --          --
           --              --       75,447       8,436         7,293       5,281         --           --      11,069
--------------------------------------------------------------------------------------------------------------------
       24,062         368,121      161,477      (7,794)       27,221     212,336     (6,633)         347      30,522
--------------------------------------------------------------------------------------------------------------------
       16,360       1,690,235       62,285      (3,942)       28,426     104,195      9,611       43,331      12,505
--------------------------------------------------------------------------------------------------------------------
$      42,135   $   2,139,829  $   237,971  $    6,101  $     61,013  $  316,531  $   2,978  $    43,678  $   43,646
====================================================================================================================

====================================================================================================================
     INVESCO
     VARIABLE
    INSURANCE
 FUNDS (CONTINUED)                              IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------  ------------------------------------------------------------------------------------------------
                                                                                                 GLOBAL
     VALUE            ASSET                                DIVIDEND                 GLOBAL      NATURAL
OPPORTUNITIES(p)*   STRATEGY     BALANCED        BOND   OPPORTUNITIES    ENERGY      BOND      RESOURCES    GROWTH
--------------------------------------------------------------------------------------------------------------------

$       1,713   $      81,473  $    14,209  $   17,837  $      5,366  $      --   $      --  $        --  $      619
       24,062         368,121      161,477      (7,794)       27,221     212,336     (6,633)         347      30,522
       16,360       1,690,235       62,285      (3,942)       28,426     104,195      9,611       43,331      12,505
--------------------------------------------------------------------------------------------------------------------
       42,135       2,139,829      237,971       6,101        61,013     316,531      2,978       43,678      43,646
--------------------------------------------------------------------------------------------------------------------
           --         625,761      116,987          --            (2)     30,909     23,319       96,747           1
         (585)       (466,750)     (32,697)    (13,955)      (45,482)    (57,031)   (46,964)     (27,828)     (1,480)
        9,812       6,436,267      515,786    (155,434)       45,757     349,146   (395,514)      55,506     (66,096)
--------------------------------------------------------------------------------------------------------------------
        9,227       6,595,278      600,076    (169,389)          273     323,024   (419,159)     124,425     (67,575)
--------------------------------------------------------------------------------------------------------------------
       51,362       8,735,107      838,047    (163,288)       61,286     639,555   (416,181)     168,103     (23,929)
--------------------------------------------------------------------------------------------------------------------
      117,278       6,610,897      751,143     497,558       209,048   1,076,209    686,162      843,823     134,717
--------------------------------------------------------------------------------------------------------------------
$     168,640   $  15,346,004  $ 1,589,190  $  334,270  $    270,334  $1,715,764  $ 269,981  $ 1,011,926  $  110,788
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=====================================================================================================================
                                                         IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
                                                 --------------------------------------------------------------------
                                                                   LIMITED
                                                     HIGH           TERM         MID CAP   SCIENCE AND
                                                    INCOME         BOND (q)*      GROWTH   TECHNOLOGY         VALUE
---------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
   portfolio shares ..........................  $  1,656,789   $          --   $         --   $        --   $   6,267
Expenses:
  Mortality and expense risk fees ............            --              --             --            --          --
---------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........     1,656,789              --             --            --       6,267
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
   investments in portfolio shares ...........       512,214           2,294         34,728       440,562     120,773
  Net realized short-term capital gain
   distributions from investments in
   portfolio shares ..........................            --              --             --            --      10,527
  Net realized long-term capital gain
   distributions from investments in
   portfolio shares ..........................            --              52         80,238       125,629       9,602
---------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
    portfolio shares .........................       512,214           2,346        114,966       566,191     140,902
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
    shares ...................................       878,248             675        549,898       808,266     105,103
---------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .......................  $  3,047,251   $       3,021   $    664,864   $ 1,374,457   $ 252,272
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=======================================================================================================================
                                                          IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
                                                  -------------------------------------------------------------------
                                                                   LIMITED
                                                     HIGH           TERM         MID CAP   SCIENCE AND
                                                    INCOME         BOND (q)*      GROWTH   TECHNOLOGY         VALUE
-----------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (expense) ............  $  1,656,789   $          --   $         --   $        --   $     6,267
  Net realized gain (loss) on investments in
   portfolio shares ..........................       512,214           2,346        114,966       566,191       140,902
  Net change in unrealized appreciation
   (depreciation) of investments in portfolio
    shares ...................................       878,248             675        549,898       808,266       105,103
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    operations ...............................     3,047,251           3,021        664,864     1,374,457       252,272
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
   breakage) .................................       423,692          11,825        163,680       240,175        89,354
  Contract redemptions .......................    (1,043,526)         (8,141)      (136,450)      (71,880)     (163,053)
  Net transfers ..............................    41,758,632         578,653      1,331,413     4,719,679       861,856
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    contract owners' transactions ............    41,138,798         582,337      1,358,643     4,887,974       788,157
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ....    44,186,049         585,358      2,023,507     6,262,431     1,040,429
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............     6,608,000              --      1,593,346       589,734       546,144
-----------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............  $ 50,794,049    $    585,358   $  3,616,853   $ 6,852,165  $  1,586,573
=======================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                                                JANUS ASPEN SERIES -
                          JANUS ASPEN SERIES - INSTITUTIONAL                                           SERVICE
--------------------------------------------------------------------------------------    ---------------------------------
                                                                                        PERKINS                      GLOBAL
                                             GLOBAL                                     MID CAP   FLEXIBLE     ALLOCATION -
  BALANCED     ENTERPRISE      FORTY        RESEARCH(R)*    JANUS        OVERSEAS        VALUE     BOND       MODERATE (s)*
---------------------------------------------------------------------------------------------------------------------------
$    138,401  $     23,442   $    16,150   $    7,845   $    6,506   $     155,339  $    88,205  $  33,041    $         224
          --         1,326            --          848          503               2           --         --               --
---------------------------------------------------------------------------------------------------------------------------
     138,401        22,116        16,150        6,997        6,003         155,337       88,205     33,041              224
---------------------------------------------------------------------------------------------------------------------------
     232,900       531,918       138,981       65,264       31,911      (1,059,325)     279,368     (7,888)              19
      60,186            --            --           --           --              --           --     21,906               77
     398,198            --            --           --           --              --      138,841     24,862              133
---------------------------------------------------------------------------------------------------------------------------
     691,284       531,918       138,981       65,264       31,911      (1,059,325)     418,209     38,880              229
---------------------------------------------------------------------------------------------------------------------------
     753,453       803,361       457,481       82,669      179,259       1,652,569    1,058,030    (74,328)           1,281
---------------------------------------------------------------------------------------------------------------------------
$  1,583,138  $  1,357,395   $   612,612   $  154,930   $  217,173   $     748,581  $ 1,564,444 $   (2,407)   $       1,734
===========================================================================================================================

============================================================================================================================
                                                                                              JANUS ASPEN SERIES -
                        JANUS ASPEN SERIES - INSTITUTIONAL                                          SERVICE
----------------------------------------------------------------------------------  ----------------------------------------
                                                                                        PERKINS                    GLOBAL
                                             GLOBAL                                     MID CAP   FLEXIBLE      ALLOCATION -
  BALANCED     ENTERPRISE      FORTY        RESEARCH(R)*    JANUS        OVERSEAS        VALUE     BOND        MODERATE (s)*
----------------------------------------------------------------------------------------------------------------------------
$    138,401  $     22,116  $     16,150  $     6,997   $    6,003   $     155,337  $    88,205  $    33,041   $         224
     691,284       531,918       138,981       65,264       31,911      (1,059,325)     418,209       38,880             229
     753,453       803,361       457,481       82,669      179,259       1,652,569    1,058,030      (74,328)          1,281
----------------------------------------------------------------------------------------------------------------------------
   1,583,138     1,357,395       612,612      154,930      217,173         748,581    1,564,444       (2,407)          1,734
----------------------------------------------------------------------------------------------------------------------------
     157,791       177,719        98,244      116,138           35         199,353      296,143      135,228              --
    (356,901)      (92,104)      (22,591)     (15,028)     (21,043)       (264,593)    (258,100)     (29,781)           (12)
   3,754,552       334,530       (78,168)     587,735      158,070        (820,440)    (159,922)   1,116,177          16,975
----------------------------------------------------------------------------------------------------------------------------
   3,555,442       420,145        (2,515)     688,845      137,062        (885,680)    (121,879)   1,221,624          16,963
----------------------------------------------------------------------------------------------------------------------------
   5,138,580     1,777,540       610,097      843,775      354,235        (137,099)   1,442,565    1,219,217          18,697
----------------------------------------------------------------------------------------------------------------------------
   7,229,652     3,779,176     1,936,912      374,248      692,961       5,641,423    6,051,352      678,627              --
----------------------------------------------------------------------------------------------------------------------------
$ 12,368,232  $  5,556,716  $  2,547,009  $ 1,218,023  $ 1,047,196   $   5,504,324  $ 7,493,917  $ 1,897,844   $      18,697
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==============================================================================================================================
                                                      JANUS ASPEN
                                                   SERIES - SERVICE
                                                      (CONTINUED)                     LAZARD RETIREMENT SERIES
                                                   ----------------   --------------------------------------------------------
                                                                                                                       US
                                                                        EMERGING                     MULTI-ASSET   SMALL-MID
                                                       GLOBAL            MARKETS     INTERNATIONAL     TARGETED       CAP
                                                     TECHNOLOGY          EQUITY          EQUITY       VOLATILITY     EQUITY
------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
   portfolio shares ............................   $             --   $    292,840   $      58,579   $     3,146   $       --
Expenses:
  Mortality and expense risk fees ..............                 --             10              --            --           15
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............                 --        292,830          58,579         3,146          (15)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
portfolio shares:
  Net realized gains (losses) on sales of
   investments in portfolio shares .............             10,439        (57,830)        227,656         7,155      (39,646)
  Net realized short-term capital gain
   distributions from investments in portfolio
    shares .....................................                 --             --              --        17,965       27,078
  Net realized long-term capital gain
   distributions from investments in portfolio
    shares .....................................                 --        121,869              --         4,204       55,012
------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
    portfolio shares ...........................             10,439         64,039         227,656        29,324       42,444
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .......................................             10,152       (474,782)        418,350        23,346      126,732
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...............................   $         20,591   $   (117,913)  $     704,585   $    55,816   $  169,161
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=============================================================================================================================
                                                     JANUS ASPEN
                                                   SERIES - SERVICE
                                                     (CONTINUED)                     LAZARD RETIREMENT SERIES
                                                   ----------------   -------------------------------------------------------
                                                                                                                      US
                                                                        EMERGING                      MULTI-ASSET   SMALL-MID
                                                      GLOBAL             MARKETS     INTERNATIONAL     TARGETED       CAP
                                                    TECHNOLOGY           EQUITY         EQUITY        VOLATILITY    EQUITY
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............   $             --   $    292,830   $      58,579   $     3,146   $      (15)
  Net realized gain (loss) on investments in
    portfolio shares ...........................             10,439         64,039         227,656        29,324       42,444
    Net change in unrealized appreciation
     (depreciation) of investments in portfolio
      shares ...................................             10,152       (474,782)        418,350        23,346      126,732
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    operations .................................             20,591       (117,913)        704,585        55,816      169,161
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..................................                  1        650,333         165,384        25,281       69,487
  Contract redemptions .........................               (147)      (709,390)       (142,130)      (29,613)      (4,716)
  Net transfers ................................            123,079      6,328,977       1,831,192     1,053,149      163,207
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    contract owners' transactions ..............            122,933      6,269,920       1,854,446     1,048,817      227,978

------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ......            143,524      6,152,007       2,559,031     1,104,633      397,139
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................                 --     14,106,215       2,612,770         8,737      396,564
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .................   $        143,524   $ 20,258,222   $   5,171,801   $ 1,113,370   $  793,703
==============================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
     LAZARD
   RETIREMENT                                                                                   LEGG MASON PARTNERS
SERIES(CONTINUED)                  LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   VARIABLE INCOME TRUST
-----------------  -------------------------------------------------------------------------  -----------------------
                                                                                                WESTERN     WESTERN
       US          CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  DYNAMIC      ASSET       ASSET
    STRATEGIC      AGGRESSIVE     ALL CAP      EQUITY      LARGE CAP    SMALL CAP    MULTI-   GLOBAL HIGH  STRATEGIC
     EQUITY          GROWTH      VALUE(t)*   INCOME(u)*     GROWTH       GROWTH     STRATEGY  YIELD BOND      BOND
---------------------------------------------------------------------------------------------------------------------
         $  2,312  $    19,096    $  11,240    $  49,944    $   8,762    $     812  $  5,852    $ 314,908    $ 18,011
               --           --           --           --           --           --        --           --          13
---------------------------------------------------------------------------------------------------------------------
            2,312       19,096       11,240       49,944        8,762          812     5,852      314,908     17,998
---------------------------------------------------------------------------------------------------------------------
           16,061      369,214       34,792      107,406       45,697      149,238     4,403      360,695     (13,049)
            2,328          680           --           --        7,159        5,677        --           --          --
           25,701      355,110       59,377           --      170,159      214,302        12           --          --
---------------------------------------------------------------------------------------------------------------------
           44,090      725,004       94,169      107,406      223,015      369,217     4,415      360,695     (13,049)
---------------------------------------------------------------------------------------------------------------------
              377      925,026       90,527      408,841       68,699      424,961    32,792       11,451     (52,294)
---------------------------------------------------------------------------------------------------------------------
         $ 46,779  $ 1,669,126    $ 195,936    $ 566,191    $ 300,476    $ 794,990  $ 43,059    $ 687,054   $ (47,345)
=====================================================================================================================

======================================================================================================================
     LAZARD
   RETIREMENT                                                                                   LEGG MASON PARTNERS
SERIES(CONTINUED)                  LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   VARIABLE INCOME TRUST
-----------------  -------------------------------------------------------------------------  -------------------------
                                                                                                WESTERN      WESTERN
       US          CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  DYNAMIC      ASSET        ASSET
    STRATEGIC      AGGRESSIVE     ALL CAP      EQUITY      LARGE CAP    SMALL CAP    MULTI-   GLOBAL HIGH   STRATEGIC
     EQUITY          GROWTH      VALUE(t)*   INCOME(u)*     GROWTH       GROWTH     STRATEGY  YIELD BOND       BOND
-----------------------------------------------------------------------------------------------------------------------
        $   2,312  $    19,096    $  11,240  $    49,944  $     8,762  $       812  $  5,852  $   314,908  $     17,998
           44,090      725,004       94,169      107,406      223,015      369,217     4,415      360,695       (13,049)
              377      925,026       90,527      408,841       68,699      424,961    32,792       11,451       (52,294)
-----------------------------------------------------------------------------------------------------------------------
           46,779    1,669,126      195,936      566,191      300,476      794,990    43,059      687,054       (47,345)
-----------------------------------------------------------------------------------------------------------------------
               --      155,388       11,938      155,982      109,228      219,207    27,217       92,646            --
             (342)    (301,732)     (19,214)    (139,486)     (30,907)     (23,562)  (20,204)    (614,885)     (395,898)
          132,866    5,679,692      268,352    1,104,827    1,207,637    3,488,516   860,273  (12,201,842)     (901,952)
-----------------------------------------------------------------------------------------------------------------------
          132,524    5,533,348      261,076    1,121,323    1,285,958    3,684,161   867,286  (12,724,081)   (1,297,850)
-----------------------------------------------------------------------------------------------------------------------
          179,303    7,202,474      457,012    1,687,514    1,586,434    4,479,151   910,345  (12,037,027)   (1,345,195)
-----------------------------------------------------------------------------------------------------------------------
          126,982    1,050,491      450,297    1,607,765      355,871      248,263     2,259   17,417,775     1,911,334
-----------------------------------------------------------------------------------------------------------------------
        $ 306,285  $ 8,252,965    $ 907,309  $ 3,295,279  $ 1,942,305  $ 4,727,414  $912,604  $ 5,380,748  $    566,139
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

========================================================================================================================
                                                                             LORD ABBETT SERIES FUND
                                                          --------------------------------------------------------------
                                                                       CALIBRATED               GROWTH
                                                             BOND       DIVIDEND    CLASSIC       AND      INTERNATIONAL
                                                           DEBENTURE   GROWTH (v)*   STOCK      INCOME     OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .............................................   $ 694,716     $  15,889  $  3,078    $  15,229      $  40,770
Expenses:
  Mortality and expense risk fees ......................          --            --        --          481             --
------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ....................     694,716        15,889     3,078       14,748         40,770
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ................................     (17,875)       66,439    21,019       35,988        200,722
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...............      86,031        53,456        --           --         91,940
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...............     187,851        37,566    32,733           --         92,709
------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .................................     256,007       157,461    53,752       35,988        385,371
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation(depreciation)
  of investments in portfolio shares ...................     (70,728)      (24,136)   17,633      600,010          8,357
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ..................................   $ 879,995     $ 149,214  $ 74,463    $ 650,746      $ 434,498
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2013

========================================================================================================================
                                                                             LORD ABBETT SERIES FUND
                                                          --------------------------------------------------------------
                                                                       CALIBRATED               GROWTH
                                                             BOND       DIVIDEND    CLASSIC       AND      INTERNATIONAL
                                                           DEBENTURE   GROWTH (v)*   STOCK      INCOME     OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................... $    694,716  $    15,889 $   3,078  $    14,748    $    40,770
  Net realized gain (loss) on investments in
    portfolio shares ...................................      256,007      157,461    53,752       35,988        385,371
  Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ...      (70,728)     (24,136)   17,633      600,010          8,357
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................      879,995      149,214    74,463      650,746        434,498
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) ...............................      569,559           --    58,765      394,588         63,765
  Contract redemptions .................................     (416,525)     (90,566)   (1,499)     (73,754)       (60,084)
  Net transfers ........................................    3,795,176      649,830  (118,416)     432,977      1,214,135
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ....................    3,948,210      559,264   (61,150)     753,811      1,217,816
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............    4,828,205      708,478    13,313    1,404,557      1,652,314
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................    9,880,266      320,936   320,203    1,531,807        734,073
------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...................... $ 14,708,471  $ 1,029,414 $ 333,516  $ 2,936,364    $ 2,386,387
========================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                                                                        NEUBERGER BERMAN ADVISERS
                                 NATIONWIDE VARIABLE INSURANCE TRUST                        MANAGEMENT TRUST
                   ---------------------------------------------------------------  ---------------------------------
                                                                                                            MID CAP
   MERGER            BOND     INTERNATIONAL    MID CAP      S&P 500     SMALL CAP   LARGE CAP   MID-CAP    INTRINSIC
  FUND VL            INDEX        INDEX         INDEX        INDEX        INDEX       VALUE      GROWTH      VALUE
---------------------------------------------------------------------------------------------------------------------
   $  26,677       $  37,078      $ 119,794    $  52,419  $    98,535    $  48,446  $  12,142   $      --   $   7,322
          --              --             --           --           --           --         93          --          --
---------------------------------------------------------------------------------------------------------------------
      26,677          37,078        119,794       52,419       98,535       48,446     12,049          --       7,322
---------------------------------------------------------------------------------------------------------------------
     (73,033)         (6,809)       133,433       76,521      616,590       95,093    353,281     396,486      24,924
          --           1,956             --       10,891           --           --         --          --          --
          --           2,933             --       92,554           --           --         --          --          --
---------------------------------------------------------------------------------------------------------------------
     (73,033)         (1,920)       133,433      179,966      616,590       95,093    353,281     396,486      24,924
---------------------------------------------------------------------------------------------------------------------
     360,545         (81,785)       401,697      696,915      586,726      751,513     13,340      81,049     143,428
---------------------------------------------------------------------------------------------------------------------
   $ 314,189       $ (46,627)     $ 654,924    $ 929,300  $ 1,301,851    $ 895,052  $ 378,670   $ 477,535   $ 175,674
=====================================================================================================================

======================================================================================================================
                                                                                        NEUBERGER BERMAN ADVISERS
                                NATIONWIDE VARIABLE INSURANCE TRUST                        MANAGEMENT TRUST
                 -----------------------------------------------------------------  ----------------------------------
                                                                                                             MID CAP
   MERGER           BOND      INTERNATIONAL    MID CAP      S&P 500     SMALL CAP   LARGE CAP   MID-CAP     INTRINSIC
  FUND VL           INDEX         INDEX         INDEX        INDEX        INDEX       VALUE      GROWTH       VALUE
----------------------------------------------------------------------------------------------------------------------
$     26,677     $    37,078    $   119,794  $    52,419  $    98,535  $    48,446 $    12,049 $       --  $     7,322
     (73,033)         (1,920)       133,433      179,966      616,590       95,093     353,281    396,486       24,924
     360,545         (81,785)       401,697      696,915      586,726      751,513      13,340     81,049      143,428
----------------------------------------------------------------------------------------------------------------------
     314,189         (46,627)       654,924      929,300    1,301,851      895,052     378,670    477,535      175,674
----------------------------------------------------------------------------------------------------------------------
     729,866          14,920         38,053      267,754        1,447          994     127,567     99,042            1
    (276,915)         (7,334)      (232,847)     (96,704)    (131,868)     (83,442)   (103,552)   (78,945)     (41,694)
   4,020,704        (360,679)     1,275,312    1,640,993      432,394    1,043,139    (246,291)(3,635,296)   1,045,441
----------------------------------------------------------------------------------------------------------------------
   4,473,655        (353,093)     1,080,518    1,812,043      301,973      960,691    (222,276)(3,615,199)   1,003,748
----------------------------------------------------------------------------------------------------------------------
   4,787,844        (399,720)     1,735,442    2,741,343    1,603,824    1,855,743     156,394 (3,137,664)   1,179,422
----------------------------------------------------------------------------------------------------------------------
   5,493,125       1,968,774      2,618,469    1,803,051    3,911,759    1,815,200   1,096,349  4,126,107      354,747
----------------------------------------------------------------------------------------------------------------------
$ 10,280,969     $ 1,569,054    $ 4,353,911  $ 4,544,394  $ 5,515,583  $ 3,670,943 $ 1,252,743 $  988,443  $ 1,534,169
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

========================================================================================================================
                                                                NEUBERGER BERMAN ADVISERS           NORTHERN LIGHTS
                                                              MANAGEMENT TRUST (CONTINUED)          VARIABLE TRUST
                                                           -----------------------------------  ------------------------
                                                            SHORT
                                                           DURATION     SMALL-CAP    SOCIALLY     7TWELVE       ADAPTIVE
                                                             BOND        GROWTH     RESPONSIVE  BALANCED(c)*   ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...................................    $  58,047  $       --   $   13,266     $    652     $     108
Expenses:
  Mortality and expense risk fees ......................           --          --           --           --            --
-------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ....................       58,047          --       13,266          652           108
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ................................      (12,693)    270,105      185,553        2,328       (24,760)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...............           --          --           --           40            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...............           --          --           --           11            --
-------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .................................      (12,693)    270,105      185,553        2,379       (24,760)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares ....      (33,042)    190,647      375,904       15,288        32,799
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................    $  12,312  $  460,752   $  574,723     $ 18,319     $   8,147
=========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2013

==========================================================================================================================
                                                               NEUBERGER BERMAN ADVISERS              NORTHERN LIGHTS
                                                              MANAGEMENT TRUST (CONTINUED)            VARIABLE TRUST
                                                          ------------------------------------  --------------------------
                                                            SHORT
                                                           DURATION     SMALL-CAP     SOCIALLY     7TWELVE       ADAPTIVE
                                                             BOND        GROWTH      RESPONSIVE  BALANCED(c)*   ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................  $    58,047  $        --  $    13,266      $     652   $     108
  Net realized gain (loss) on investments in
    portfolio shares ...................................      (12,693)     270,105      185,553          2,379     (24,760)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .................      (33,042)     190,647      375,904         15,288      32,799
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................       12,312      460,752      574,723         18,319       8,147
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..........................................       27,693       45,886      107,921             --         200
  Contract redemptions .................................     (266,380)    (122,283)    (193,379)          (288)       (279)
  Net transfers ........................................    2,374,632      575,445      444,679        523,809    (119,081)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ....................    2,135,945      499,048      359,221        523,521    (119,160)
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............    2,148,257      959,800      933,944        541,840    (111,013)
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................      936,957      762,607    1,352,365             --     301,342
--------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ......................  $ 3,085,214  $ 1,722,407  $ 2,286,309      $ 541,840   $ 190,329
==========================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================
                            NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------
   BCM          BCM          BCM                 INNEALTA  INNEALTA                       MARINER
DECATHLON    DECATHLON    DECATHLON   CHANGING   COUNTRY    SECTOR     JNF        JNF      HYMAN
AGGRESSIVE  CONSERVATIVE  MODERATE   PARAMETERS  ROTATION  ROTATION  BALANCED   EQUITY      BECK
--------------------------------------------------------------------------------------------------
 $  29,823      $  5,167  $  13,347   $ 493,335  $    167  $    178  $  3,876  $   9,605  $     --
        --            --         --          --        --        --       663      2,204        --
--------------------------------------------------------------------------------------------------
    29,823         5,167     13,347     493,335       167       178     3,213      7,401        --
--------------------------------------------------------------------------------------------------
    50,707        14,292     58,056      (5,500)   (1,179)   (3,837)   20,094     94,203   (11,799)
        --        31,425     19,749          --        --        --        --         --        --
        --            --        163          --        28        30        --         --        --
--------------------------------------------------------------------------------------------------
    50,707        45,717     77,968      (5,500)   (1,151)   (3,807)   20,094     94,203   (11,799)
--------------------------------------------------------------------------------------------------
    40,670       (19,793)   223,716    (141,613)   (1,083)   (5,180)   56,562    241,626     7,815
--------------------------------------------------------------------------------------------------
 $ 121,200      $ 31,091  $ 315,031   $ 346,222  $ (2,067) $ (8,809) $ 79,869  $ 343,230  $ (3,984)
==================================================================================================

==============================================================================================================
                                  NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
    BCM           BCM           BCM                    INNEALTA    INNEALTA                            MARINER
 DECATHLON     DECATHLON      DECATHLON    CHANGING     COUNTRY    SECTOR       JNF         JNF        HYMAN
AGGRESSIVE    CONSERVATIVE    MODERATE    PARAMETERS   ROTATION    ROTATION   BALANCED     EQUITY       BECK
--------------------------------------------------------------------------------------------------------------
$    29,823  $      5,167  $    13,347  $    493,335  $     167   $     178  $   3,213  $     7,401  $      --
     50,707        45,717       77,968        (5,500)    (1,151)     (3,807)    20,094       94,203    (11,799)
     40,670       (19,793)     223,716      (141,613)    (1,083)     (5,180)    56,562      241,626      7,815
--------------------------------------------------------------------------------------------------------------
    121,200        31,091      315,031       346,222     (2,067)     (8,809)    79,869      343,230     (3,984)
--------------------------------------------------------------------------------------------------------------
     23,931       782,001      401,933     2,700,143     90,109      90,110     49,942       11,437     12,600
       (680)     (221,027)    (124,881)   (2,336,652)   (54,830)    (83,050)   (11,224)     (54,706)   (13,746)
 (1,792,036)     (297,472)    (983,186)           --    145,204      79,717     82,475      666,169    507,896
--------------------------------------------------------------------------------------------------------------
 (1,768,785)      263,502     (706,134)      363,491    180,483      86,777    121,193      622,900    506,750
--------------------------------------------------------------------------------------------------------------
 (1,647,585)      294,593     (391,103)      709,713    178,416      77,968    201,062      966,130    502,766
--------------------------------------------------------------------------------------------------------------
  3,355,750     4,715,261    6,168,419    14,639,447     63,437      62,912    450,879      911,409      3,782
--------------------------------------------------------------------------------------------------------------
$ 1,708,165  $  5,009,854  $ 5,777,316  $ 15,349,160  $ 241,853   $ 140,880  $ 651,941  $ 1,877,539  $ 506,548
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2013

======================================================================================================================
                                                                   NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                          ------------------------------------------------------------
                                                                                       TOPS         TOPS        TOPS
                                                                                    AGGRESSIVE   AGGRESSIVE   BALANCED
                                                            POWER    PROBABILITIES  GROWTH ETF   GROWTH ETF     ETF
                                                           INCOME     CLASS 1(c)*    CLASS 1    CLASS 2(ac)*  CLASS 1
----------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .............................................  $  48,606  $          --  $      178  $         --  $     --
Expenses:
  Mortality and expense risk fees ......................         --             --          --            --        --
----------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ....................     48,606             --         178            --        --
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ....................    120,449         75,651       2,135           246   139,112
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...............     38,540             --          32            --        --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...............      3,478             --          --            --        --
----------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .................................    162,467         75,651       2,167           246   139,112
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ...............................................    (43,473)     1,403,346       3,872            --   (78,666)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .....................................  $ 167,600  $   1,478,997  $    6,217  $        246  $ 60,446
======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==========================================================================================================================
                                                                     NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                          ----------------------------------------------------------------
                                                                                        TOPS         TOPS         TOPS
                                                                                     AGGRESSIVE   AGGRESSIVE    BALANCED
                                                             POWER     PROBABILITIES GROWTH ETF   GROWTH ETF       ETF
                                                            INCOME     CLASS 1(c)*    CLASS 1    CLASS 2(ac)*    CLASS 1
--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................  $    48,606  $         --  $      178  $         --  $        --
  Net realized gain (loss) on investments in
    portfolio shares ...................................      162,467        75,651       2,167           246      139,112
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .............................................      (43,473)    1,403,346       3,872            --      (78,666)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................      167,600     1,478,997       6,217           246       60,446
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) ...............................      433,312     4,403,746      (1,192)           --           --
  Contract redemptions .................................     (685,822)     (843,148)       (204)           --         (380)
  Net transfers ........................................      (79,396)   32,546,898      69,347          (246)  (1,866,739)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ....................     (331,906)   36,107,496      67,951          (246)  (1,867,119)
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............     (164,306)   37,586,493      74,168            --   (1,806,673)
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................    3,510,663            --          --            --    1,806,673
--------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ......................  $ 3,346,357  $ 37,586,493  $   74,168  $         --  $        --
--------------------------------------------------------------------------------------------------------------------------

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================
                                   NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  TOPS        TOPS          TOPS                                 TOPS        TOPS         TOPS          TOPS
BALANCED    CAPITAL       CAPITAL        TOPS        TOPS      MODERATE    MODERATE   MANAGED RISK  MANAGED RISK
  ETF     PRESERVATION  PRESERVATION  GROWTH ETF  GROWTH ETF  GROWTH ETF  GROWTH ETF  BALANCED ETF  BALANCED ETF
CLASS 2   ETF CLASS 1   ETF CLASS 2    CLASS 1     CLASS 2      CLASS 1    CLASS 2    CLASS 1 (w)*  CLASS 2 (w)*
----------------------------------------------------------------------------------------------------------------
$    539  $        979  $      4,406  $    6,888  $      632  $   20,027  $      291  $     55,771  $      2,226
      --            --            --          --          --          --          --            --            --
----------------------------------------------------------------------------------------------------------------
     539           979         4,406       6,888         632      20,027         291        55,771         2,226
----------------------------------------------------------------------------------------------------------------

       1         1,375        37,650      37,952       2,383     108,111          55        54,097           677
      --           596         2,927          --          --       5,981          94            --            --
      --             8            42          44           4         302           6            --            --
----------------------------------------------------------------------------------------------------------------
       1         1,979        40,619      37,996       2,387     114,394         155        54,097           677
----------------------------------------------------------------------------------------------------------------

   1,403          (952)      (14,905)     72,306       8,793      31,490       1,799       370,608        16,711
----------------------------------------------------------------------------------------------------------------
$  1,943  $      2,006  $     30,120  $  117,190  $   11,812  $  165,911  $    2,245  $    480,476  $     19,614
================================================================================================================

================================================================================================================
                                   NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  TOPS        TOPS          TOPS                                 TOPS        TOPS         TOPS          TOPS
BALANCED     CAPITAL      CAPITAL        TOPS        TOPS      MODERATE    MODERATE   MANAGED RISK  MANAGED RISK
  ETF     PRESERVATION  PRESERVATION  GROWTH ETF  GROWTH ETF  GROWTH ETF  GROWTH ETF  BALANCED ETF  BALANCED ETF
CLASS 2   ETF CLASS 1   ETF CLASS 2    CLASS 1     CLASS 2     CLASS 1     CLASS 2    CLASS 1 (w)*  CLASS 2 (w)*
----------------------------------------------------------------------------------------------------------------
$    539  $        979  $      4,406  $    6,888  $      632  $   20,027  $      291  $     55,771  $      2,226
       1         1,979        40,619      37,996       2,387     114,394         155        54,097           677
   1,403          (952)      (14,905)     72,306       8,793      31,490       1,799       370,608        16,711
----------------------------------------------------------------------------------------------------------------
   1,943         2,006        30,120     117,190      11,812     165,911       2,245       480,476        19,614
----------------------------------------------------------------------------------------------------------------

      --            --        28,315         944          --     299,999      29,242     1,570,001         5,000
    (142)         (280)      (74,428)   (258,965)    (20,971)       (550)       (210)     (278,426)         (140)
  45,529        16,000      (150,205)    592,898      27,891     599,571       1,417      (456,896)      153,444
----------------------------------------------------------------------------------------------------------------

  45,387        15,720      (196,318)    334,877       6,920     899,020      30,449       834,679       158,304
----------------------------------------------------------------------------------------------------------------
  47,330        17,726      (166,198)    452,067      18,732   1,064,931      32,694     1,315,155       177,918
----------------------------------------------------------------------------------------------------------------
      --        48,325       599,324     371,483      60,743     936,559          --     5,315,536       112,950
----------------------------------------------------------------------------------------------------------------
$ 47,330  $     66,051  $    433,126  $  823,550  $   79,475  $2,001,490  $   32,694  $  6,630,691  $    290,868
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=============================================================================================================================
                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                                                         NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)            ACCOUNT FUNDS
                                               --------------------------------------------------------------  --------------
                                                   TOPS          TOPS            TOPS              TOPS
                                               MANAGED RISK  MANAGED RISK    MANAGED RISK      MANAGED RISK
                                                GROWTH ETF    GROWTH ETF      MOD GROWTH        MOD GROWTH        CAPITAL
                                               CLASS 1 (w)*  CLASS 2 (w)*  ETF CLASS 1 (w)*  ETF CLASS 2 (w)*   INCOME (x)*
-----------------------------------------------------------------------------------------------------------------------------
Investment income: ...........................
  Income dividends from investments in.
    portfolio shares ......................... $    326,754  $        118  $         53,808  $          6,498  $         294
Expenses:
  Mortality and expense risk fees ............           --            --                --                --             --
-----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........      326,754           118            53,808             6,498            294
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ..........      403,419          (522)          216,178           152,236          6,473
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .........................           --            --                --                --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .........................           --            --                --                --             --
-----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ......      403,419          (522)          216,178           152,236          6,473
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .....................................    3,801,091         1,158           507,043           (46,814)         7,677
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................... $  4,531,264  $        754  $        777,029  $        111,920  $      14,444
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=============================================================================================================================
                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                                                  NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)                   ACCOUNT FUNDS
                                               --------------------------------------------------------------  --------------
                                                   TOPS          TOPS            TOPS              TOPS
                                               MANAGED RISK  MANAGED RISK    MANAGED RISK      MANAGED RISK
                                                GROWTH ETF    GROWTH ETF      MOD GROWTH        MOD GROWTH        CAPITAL
                                               CLASS 1 (w)*  CLASS 2 (w)*  ETF CLASS 1 (w)*  ETF CLASS 2 (w)*   INCOME (x)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............ $    326,754  $        118  $         53,808  $          6,498  $         294
  Net realized gain (loss) on investments in
     portfolio shares ........................      403,419          (522)          216,178           152,236          6,473
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................    3,801,091         1,158           507,043           (46,814)         7,677
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations .........................    4,531,264           754           777,029           111,920         14,444
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...............................    6,762,307             1           595,378         1,313,872             (1)
   Contract redemptions ......................   (2,750,416)          (11)          (37,563)             (712)          (618)
   Net transfers .............................    3,343,424        15,504        (1,014,137)       (1,164,976)         2,470
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     from contract owners' transactions ......    7,355,315        15,494          (456,322)          148,184          1,851
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...   11,886,579        16,248           320,707           260,104         16,295
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............   24,111,865            --         6,066,136           785,357        106,981
-----------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............ $ 35,998,444  $     16,248  $      6,386,843  $      1,045,461  $     123,276
=============================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                   OPPENHEIMER VARIABLE ACCOUNT (CONTINUED)                         PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------  --------------------------------------
                                          GLOBAL                                             COMMODITY-     EMERGING
   CORE        EQUITY                   STRATEGIC    INTERNATIONAL     MAIN         ALL      REALRETURN     MARKETS
   BOND      INCOME (y)*  GLOBAL (z)*     INCOME        GROWTH      STREET (R)     ASSET      STRATEGY        BOND
----------------------------------------------------------------------------------------------------------------------

$    33,702  $        19  $    12,324  $     13,589  $      32,988  $    6,919  $ 1,583,087  $   185,398  $    868,503

         --           --           --            --             --          --           --           --            --
----------------------------------------------------------------------------------------------------------------------
     33,702           19       12,324        13,589         32,988       6,919    1,583,087      185,398       868,503
----------------------------------------------------------------------------------------------------------------------

     (6,276)         629      246,468       537,530        147,379      18,506     (280,419)    (735,775)     (917,907)

         --           --           --            --             --          --           --           --            --

         --           --           --            --             --          --           --           --       127,171
----------------------------------------------------------------------------------------------------------------------
     (6,276)         629      246,468       537,530        147,379      18,506     (280,419)    (735,775)     (790,736)
----------------------------------------------------------------------------------------------------------------------

    (44,566)         105      214,755      (417,208)       568,625     292,699   (1,012,512)  (1,266,606)   (1,282,543)
----------------------------------------------------------------------------------------------------------------------
$   (17,140) $       753  $   473,547  $    133,911  $     748,992  $  318,124  $   290,156  $(1,816,983) $ (1,204,776)
======================================================================================================================

======================================================================================================================
                   OPPENHEIMER VARIABLE ACCOUNT (CONTINUED)                         PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------  --------------------------------------
                                          GLOBAL                                             COMMODITY-     EMERGING
   CORE        EQUITY                   STRATEGIC    INTERNATIONAL     MAIN         ALL      REALRETURN     MARKETS
   BOND      INCOME (y)*  GLOBAL (z)*     INCOME        GROWTH      STREET (R)     ASSET      STRATEGY        BOND
----------------------------------------------------------------------------------------------------------------------

$    33,702  $        19  $    12,324  $     13,589  $      32,988  $    6,919  $ 1,583,087  $   185,398  $    868,503
     (6,276)         629      246,468       537,530        147,379      18,506     (280,419)    (735,775)     (790,736)
    (44,566)         105      214,755      (417,208)       568,625     292,699   (1,012,512)  (1,266,606)   (1,282,543)

----------------------------------------------------------------------------------------------------------------------
    (17,140)         753      473,547       133,911        748,992     318,124      290,156   (1,816,983)   (1,204,776)
----------------------------------------------------------------------------------------------------------------------

    145,712           --       64,678         3,613        646,768     100,266    1,697,224    1,747,483       572,868
   (179,830)         (41)     (35,122)      (36,642)       (85,261)    (34,759)  (1,544,859)    (330,676)     (869,009)
 (2,221,728)        (406)   2,794,829   (10,666,758)     4,161,735     966,575    6,977,471    2,550,359    (9,637,045)
----------------------------------------------------------------------------------------------------------------------

 (2,255,846)        (447)   2,824,385   (10,699,787)     4,723,242   1,032,082    7,129,836    3,967,166    (9,933,186)
----------------------------------------------------------------------------------------------------------------------
 (2,272,986)         306    3,297,932   (10,565,876)     5,472,234   1,350,206    7,419,992    2,150,183   (11,137,962)
----------------------------------------------------------------------------------------------------------------------
  2,614,387        1,491      867,297    11,053,298        802,299     626,414   24,920,685    9,645,453    25,271,076
----------------------------------------------------------------------------------------------------------------------
$   341,401  $     1,797  $ 4,165,229  $    487,422  $   6,274,533  $1,976,620  $32,340,677  $11,795,636  $ 14,133,114
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==============================================================================================================================

                                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------
                                                                                FOREIGN     GLOBAL
                                                                    FOREIGN       BOND     ADVANTAGE    GLOBAL       GLOBAL
                                                                      BOND     US DOLLAR-  STRATEGY      BOND     DIVERSIFIED
                                                                    UNHEDGED     HEDGED      BOND      UNHEDGED    ALLOCATION
------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .......    $   67,710  $  135,893  $  18,389  $   43,898  $     5,001
Expenses:
  Mortality and expense risk fees .............................            --          --         --          --           --
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................        67,710     135,893     18,389      43,898        5,001
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................      (204,439)     73,922        589    (664,041)      (3,427)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................        20,089     467,861         --          --        2,232
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................        18,101      35,181      4,604      22,315        2,436
------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................      (166,249)    576,964      5,193    (641,726)       1,241
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................      (162,940)   (672,503)   (59,434)    212,125          389
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....    $ (261,479) $   40,354  $ (35,852) $ (385,703) $     6,631
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                   --------------------------------------------------------------
                                                                                 FOREIGN      GLOBAL
                                                                    FOREIGN       BOND      ADVANTAGE     GLOBAL       GLOBAL
                                                                      BOND     US DOLLAR-    STRATEGY      BOND      DIVERSIFIED
                                                                    UNHEDGED     HEDGED        BOND      UNHEDGED    ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................................ $   67,710  $   135,893  $   18,389  $    43,898  $     5,001
  Net realized gain (loss) on investments in portfolio shares ....   (166,249)     576,964       5,193     (641,726)       1,241
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ..............................   (162,940)    (672,503)    (59,434)     212,125          389
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ........   (261,479)      40,354     (35,852)    (385,703)       6,631
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ............    137,007      594,692      60,728       82,834          179
  Contract redemptions ...........................................    (37,997)    (299,905)     (8,063)    (308,397)      (9,038)
  Net transfers ..................................................     92,611   (2,914,872)  1,488,648     (568,163)     155,627
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..............................    191,621   (2,620,085)  1,541,313     (793,726)     146,768
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................    (69,858)  (2,579,731)  1,505,461   (1,179,429)     153,399
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................  3,897,726   11,750,214     201,430    4,336,798        4,878
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................... $3,827,868  $ 9,170,483  $1,706,891  $ 3,157,369  $   158,277
=================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                                                                                      PIONEER
                                                                                                                     VARIABLE
                                                                                                                     CONTRACTS
                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                             TRUST
-----------------------------------------------------------------------------------------------------------------   -----------
                                LONG-
  GLOBAL          HIGH         TERM US         LOW           REAL        SHORT-         TOTAL       UNCONSTRAINED
MULTI-ASSET      YIELD       GOVERNMENT      DURATION       RETURN        TERM         RETURN           BOND           BOND
-------------------------------------------------------------------------------------------------------------------------------

$   174,851   $  2,870,223   $    42,429   $   362,640   $    317,866   $  94,284   $   2,150,639   $      58,686   $   197,188

         --             --            --            --             10          --              28              --            --
-------------------------------------------------------------------------------------------------------------------------------
    174,851      2,870,223        42,429       362,640        317,856      94,284       2,150,611          58,686       197,188
-------------------------------------------------------------------------------------------------------------------------------

   (286,651)     1,004,659      (576,975)      217,388       (540,639)      1,665        (183,905)        (54,616)     (234,369)

         --             --        37,715            --         61,641          --         414,967          50,617        21,144

         --             --        20,873            --         79,453          --         421,937              --        35,501
-------------------------------------------------------------------------------------------------------------------------------
   (286,651)     1,004,659      (518,387)      217,388       (399,545)      1,665         652,999          (3,999)     (177,724)
-------------------------------------------------------------------------------------------------------------------------------

   (414,743)      (621,531)      119,770      (618,111)    (2,146,108)    (15,917)     (5,183,687)       (228,624)        7,799
-------------------------------------------------------------------------------------------------------------------------------
$  (526,543)  $  3,253,351   $  (356,188)  $   (38,083)  $ (2,227,797)  $  80,032   $  (2,380,077)  $    (173,937)  $    27,263
===============================================================================================================================

==================================================================================================================================

                                                                                                                           PIONEER
                                                                                                                          VARIABLE
                                                                                                                          CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                             TRUST
----------------------------------------------------------------------------------------------------------------------   ---------
                                LONG-
  GLOBAL          HIGH         TERM US          LOW             REAL           SHORT-         TOTAL      UNCONSTRAINED
MULTI-ASSET      YIELD       GOVERNMENT      DURATION          RETURN           TERM          RETURN         BOND          BOND
----------------------------------------------------------------------------------------------------------------------------------

$   174,851   $  2,870,223   $    42,429   $     362,640   $      317,856   $     94,284   $  2,150,611  $      58,686  $  197,188
   (286,651)     1,004,659      (518,387)        217,388         (399,545)         1,665        652,999         (3,999)   (177,724)

   (414,743)      (621,531)      119,770        (618,111)      (2,146,108)       (15,917)    (5,183,687)      (228,624)      7,799
----------------------------------------------------------------------------------------------------------------------------------
   (526,543)     3,253,351      (356,188)        (38,083)      (2,227,797)        80,032     (2,380,077)      (173,937)     27,263
----------------------------------------------------------------------------------------------------------------------------------

    522,256        521,991        47,006         760,771        1,346,860        564,744     11,622,899        429,406     199,991
    (39,654)    (2,737,101)     (176,874)     (2,848,502)      (1,660,521)    (1,875,929)    (8,436,250)      (349,191)   (459,290)
  1,494,932    (11,923,502)     (302,994)      5,181,062      (10,125,739)     9,655,578      6,998,735      8,926,745     384,950
----------------------------------------------------------------------------------------------------------------------------------

  1,977,534    (14,138,612)     (432,862)      3,093,331      (10,439,400)     8,344,393     10,185,384      9,006,960     125,651
----------------------------------------------------------------------------------------------------------------------------------
  1,450,991    (10,885,261)     (789,050)      3,055,248      (12,667,197)     8,424,425      7,805,307      8,833,023     152,914
----------------------------------------------------------------------------------------------------------------------------------
  2,548,928     71,830,814     1,883,611      24,370,966       29,873,746      9,020,248     90,758,053      5,234,434   4,580,338
----------------------------------------------------------------------------------------------------------------------------------
$ 3,999,919   $ 60,945,553   $ 1,094,561   $  27,426,214   $   17,206,549   $ 17,444,673   $ 98,563,360  $  14,067,457  $4,733,252
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                             DISCIPLINED      EMERGING        EQUITY                       HIGH
                                                             VALUE (aa)*      MARKETS         INCOME         FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ...............................................   $     36,585   $     27,986   $     83,725   $    6,130   $    139,572
Expenses:
  Mortality and expense risk fees ........................             --             --            244           --             --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......................         36,585         27,986         83,481        6,130        139,572
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on  investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .....................................         54,421       (180,186)       235,626       45,972        142,789
  Net realized short-term capital gain  distributions from
    investments in portfolio shares ......................             --             --             --           --         11,512
  Net realized long-term capital gain distributions from
    investments in portfolio shares ......................         99,930             --             --       31,187         70,780
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ....                                                  154,351       (180,186)       235,626       77,159        225,081
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ........................        370,334         67,053        560,171       76,807        (49,275)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ..........................................   $    561,270   $    (85,147)  $    879,278   $  160,096   $    315,378
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                             DISCIPLINED      EMERGING        EQUITY                        HIGH
                                                             VALUE (aa)*       MARKETS        INCOME         FUND          YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................   $     36,585   $     27,986   $     83,481   $    6,130   $    139,572
  Net realized gain (loss) on investments in portfolio
    shares ...............................................        154,351       (180,186)       235,626       77,159        225,081
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................        370,334         67,053        560,171       76,807        (49,275)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................        561,270        (85,147)       879,278      160,096        315,378
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....             (2)       188,714         73,493      297,014        134,080
  Contract redemptions ...................................        (58,163)      (170,364)      (213,832)      (7,452)      (164,408)
  Net transfers ..........................................       (256,626)      (822,825)       310,798     (208,411)     1,003,636
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................       (314,791)      (804,475)       170,459       81,151        973,308
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ................        246,479       (889,622)     1,049,737      241,247      1,288,686
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      2,124,982      3,450,630      3,006,496      616,031      3,102,488
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ............................   $  2,371,461   $  2,561,008   $  4,056,233   $  857,278   $  4,391,174
====================================================================================================================================

*See Footnote 8 for details.

  The accompanying notes are an integral part of these financial statements.

================================================================================================================================
     PIONEER VARIABLE
CONTRACTS TRUST (CONTINUED)                                               PROFUNDS VP
---------------------------  ---------------------------------------------------------------------------------------------------
                               ACCESS
MID CAP       STRATEGIC          VP                                     BASIC
 VALUE          INCOME       HIGH YIELD      ASIA 30       BANKS       MATERIALS        BEAR       BIOTECHNOLOGY        BULL
--------------------------------------------------------------------------------------------------------------------------------

$   6,035   $      498,327  $     243,395  $       212  $       465  $         414  $          --  $           --  $          --

       --               --             --           --           --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------------
    6,035          498,327        243,395          212          465            414             --              --             --
--------------------------------------------------------------------------------------------------------------------------------

  155,448           43,044        490,059       29,950       78,560         57,504       (166,744)        428,907      1,566,588

       --           28,511        445,117           --           --             --             --              --         61,050

       --           42,295         36,103           --           --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------------
  155,448          113,850        971,279       29,950       78,560         57,504       (166,744)        428,907      1,627,638
--------------------------------------------------------------------------------------------------------------------------------

   67,959         (509,639)      (263,013)      (8,624)      18,194         73,171          9,375          81,687        385,315
--------------------------------------------------------------------------------------------------------------------------------
$ 229,442   $      102,538  $     951,661  $    21,538  $    97,219  $     131,089  $    (157,369) $      510,594  $   2,012,953
================================================================================================================================

================================================================================================================================
     PIONEER VARIABLE
CONTRACTS TRUST (CONTINUED)                                               PROFUNDS VP
---------------------------     ------------------------------------------------------------------------------------------------
                              ACCESS
MID CAP      STRATEGIC          VP                                      BASIC
 VALUE         INCOME       HIGH YIELD      ASIA 30      BANKS        MATERIALS        BEAR       BIOTECHNOLOGY        BULL
--------------------------------------------------------------------------------------------------------------------------------

$   6,035   $      498,327  $     243,395  $       212  $       465  $         414  $          --  $           --  $          --
  155,448          113,850        971,279       29,950       78,560         57,504       (166,744)        428,907      1,627,638

   67,959         (509,639)      (263,013)      (8,624)      18,194         73,171          9,375          81,687        385,315
--------------------------------------------------------------------------------------------------------------------------------
  229,442          102,538        951,661       21,538       97,219        131,089       (157,369)        510,594      2,012,953
--------------------------------------------------------------------------------------------------------------------------------

   38,904          183,624        199,808        2,115           --          1,112           (158)          3,202         75,973
  (59,164)        (202,485)      (947,910)     (14,943)     (40,403)       (69,736)      (150,638)        (33,172)      (165,017)
 (343,489)       1,307,779     (7,017,780)    (279,974)     643,970        741,838      4,049,652       1,534,841      7,031,281
--------------------------------------------------------------------------------------------------------------------------------

 (363,749)       1,288,918     (7,765,882)    (292,802)     603,567        673,214      3,898,856       1,504,871      6,942,237
--------------------------------------------------------------------------------------------------------------------------------
 (134,307)       1,391,456     (6,814,221)    (271,264)     700,786        804,303      3,741,487       2,015,465      8,955,190
--------------------------------------------------------------------------------------------------------------------------------
  860,957       11,441,992     13,846,106      778,001      124,290        248,859        357,544         467,684      4,950,456
--------------------------------------------------------------------------------------------------------------------------------
$ 726,650   $   12,833,448  $   7,031,885  $   506,737  $   825,076  $   1,053,162  $   4,099,031  $    2,483,149  $  13,905,646
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                               CONSUMER        CONSUMER      EMERGING                     FALLING
                                                                GOODS          SERVICES       MARKETS      EUROPE 30    U.S. DOLLAR
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ...............................................  $        9,376   $      6,331   $    10,346   $   17,069   $         --
Expenses:
  Mortality and expense risk fees ........................              --             --            --           --             --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......................           9,376          6,331        10,346       17,069             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .....................................         153,871        531,289       (85,571)     179,060         (8,519)
  Net realized short-term capital gain distributions
    from investments in portfolio shares .................              --             --            --           --             --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ......................              --          7,177            --           --             --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares .............................................         153,871        538,466       (85,571)     179,060         (8,519)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................          54,694        455,536       (73,192)      32,203             30
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
     operations ..........................................  $      217,941   $  1,000,333    $ (148,417)  $  228,332   $     (8,489)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                               CONSUMER        CONSUMER      EMERGING                     FALLING
                                                                GOODS          SERVICES       MARKETS     EUROPE 30     U.S. DOLLAR
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................  $     9,376      $      6,331   $    10,346   $   17,069   $         --
  Net realized gain (loss) on investments in portfolio
    shares ...............................................      153,871           538,466       (85,571)     179,060         (8,519)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................       54,694           455,536       (73,192)      32,203             30
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................      217,941         1,000,333      (148,417)     228,332        (8,489)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....        4,314           325,440        13,402        9,116              1
  Contract redemptions ...................................      (63,157)         (126,261)      (20,128)     (20,831)         (134)
  Net transfers ..........................................     (202,305)        2,154,679    (1,147,038)     832,663          8,539
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................     (261,148)        2,353,858    (1,153,764)     820,948          8,406
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............      (43,207)        3,354,191    (1,302,181)   1,049,280            (83)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      972,600         1,248,672     1,900,363      982,947          3,677
        Net assets, end of period ........................  $   929,393      $  4,602,863   $   598,182   $2,032,227   $      3,594
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                              PROFUNDS VP (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               HEALTH                                                             LARGE-CAP    LARGE-CAP
FINANCIALS      CARE      INDUSTRIALS   INTERNATIONAL    INTERNET      JAPAN        GROWTH       VALUE        MID-CAP
----------------------------------------------------------------------------------------------------------------------

$    2,294   $    9,551   $    10,454   $          --   $       --   $       --   $      705   $   13,303   $       --

        --           --            --              --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
     2,294        9,551        10,454              --           --           --          705       13,303           --
----------------------------------------------------------------------------------------------------------------------

    95,394      514,468       511,278          70,437      111,375      296,518       60,809      377,768      346,300

        --           --            --          31,147           --           --           --           --       22,374

        --           --            --              --        7,447           --           --           --        7,632
----------------------------------------------------------------------------------------------------------------------
    95,394      514,468       511,278         101,584      118,822      296,518       60,809      377,768      376,306
----------------------------------------------------------------------------------------------------------------------

    72,584      160,124       370,145          (6,526)      43,717      (20,852)     104,849      158,081       68,281
----------------------------------------------------------------------------------------------------------------------
$  170,272   $  684,143   $   891,877   $      95,058   $  162,539   $  275,666   $  166,363   $  549,152   $  444,587
======================================================================================================================

======================================================================================================================
                                              PROFUNDS VP (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               HEALTH                                                             LARGE-CAP    LARGE-CAP
FINANCIALS      CARE      INDUSTRIALS   INTERNATIONAL    INTERNET      JAPAN        GROWTH       VALUE        MID-CAP
----------------------------------------------------------------------------------------------------------------------

$    2,294   $    9,551   $    10,454   $          --   $       --   $       --   $      705   $   13,303   $       --
    95,394      514,468       511,278         101,584      118,822      296,518       60,809      377,768      376,306

    72,584      160,124       370,145          (6,526)      43,717      (20,852)     104,849      158,081       68,281
----------------------------------------------------------------------------------------------------------------------
   170,272      684,143       891,877          95,058      162,539      275,666      166,363      549,152      444,587
----------------------------------------------------------------------------------------------------------------------

    32,562        1,854        11,214           5,341        1,800       34,851       21,498      124,346       64,993
   (77,483)    (354,669)     (134,630)        (22,883)     (40,519)     (97,332)     (27,011)    (141,049)     (32,745)
 1,344,791    1,682,989     2,007,245        (507,564)     488,468     (155,121)   1,573,969      440,402    7,024,660
----------------------------------------------------------------------------------------------------------------------

 1,299,870    1,330,174     1,883,829        (525,106)     449,749     (217,602)   1,568,456      423,699    7,056,908
----------------------------------------------------------------------------------------------------------------------
 1,470,142    2,014,317     2,775,706        (430,048)     612,288       58,064    1,734,819      972,851    7,501,495
----------------------------------------------------------------------------------------------------------------------
   267,060      965,831     1,758,842       1,577,293      270,582      730,918      344,869    1,639,797    2,270,891
----------------------------------------------------------------------------------------------------------------------
$1,737,202   $2,980,148   $ 4,534,548   $   1,147,245   $  882,870   $  788,982   $2,079,688   $2,612,648   $9,772,386
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===========================================================================================================================
                                                                                PROFUNDS VP (CONTINUED)
                                                             --------------------------------------------------------------
                                                               MID-CAP      MID-CAP      MONEY
                                                               GROWTH        VALUE       MARKET    NASDAQ-100   OIL & GAS
---------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares .................................... $        --   $    5,104   $  6,948   $       --   $    2,706
Expenses:
  Mortality and expense risk fees ..........................          --           --         --           --           --
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................          --        5,104      6,948           --        2,706
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .......................................     210,921      272,841         --      827,130       26,677
  Net realized short-term capital gain distributions from
    investments in portfolio shares ........................          --           --         --           --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ........................          --           --         --           --       24,006
---------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares .............................................     210,921      272,841         --      827,130       50,683
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ........................     128,948       (7,717)        --      125,241       56,851
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ......................................... $   339,869   $  270,228   $  6,948   $  952,371   $  110,240
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===========================================================================================================================
                                                                                PROFUNDS VP (CONTINUED)
                                                             --------------------------------------------------------------
                                                               MID-CAP     MID-CAP       MONEY
                                                               GROWTH       VALUE       MARKET     NASDAQ-100    OIL & GAS
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................... $        --  $    5,104  $     6,948  $        --  $    2,706
  Net realized gain (loss) on investments in portfolio
    shares .................................................     210,921     272,841           --      827,130      50,683
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ........................     128,948      (7,717)          --      125,241      56,851
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...    339,869     270,228        6,948      952,371     110,240
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ......         251       1,137   61,105,149       48,361       2,825
  Contract redemptions .....................................     (48,552)    (80,485)  (7,014,105)    (351,375)   (160,107)
  Net transfers ............................................     711,935    (624,540) (60,675,315)   3,082,893     456,788
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions .................................     663,634    (703,888)  (6,584,271)   2,779,879     299,506
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ..................   1,003,503    (433,660)  (6,577,323)   3,732,250     409,746
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................   1,135,689   1,293,448   33,645,032    1,999,334     636,707
---------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................ $ 2,139,192  $  859,788  $27,067,709  $ 5,731,584  $1,046,453
===========================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                                 PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                              RISING                   SHORT
                   PRECIOUS      REAL         RATES        SEMI-     EMERGING        SHORT         SHORT       SHORT
PHARMACEUTICALS     METALS      ESTATE     OPPORTUNITY   CONDUCTOR    MARKETS    INTERNATIONAL    MID-CAP    NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

$        23,841   $       --   $   6,700   $        --   $      84   $      --   $          --   $      --   $       --

             --           --          --            --          --          --              --          --           --
-----------------------------------------------------------------------------------------------------------------------
         23,841           --       6,700            --          84          --              --          --           --
-----------------------------------------------------------------------------------------------------------------------

         16,763     (210,254)    (66,655)      141,047      (8,729)   (122,714)        (41,828)     (5,991)    (178,104)

         32,163           --          --            --          --          --              --          --           --

         32,522           --          --            --          --          --              --          --           --
-----------------------------------------------------------------------------------------------------------------------
         81,448     (210,254)    (66,655)      141,047      (8,729)   (122,714)        (41,828)     (5,991)    (178,104)
-----------------------------------------------------------------------------------------------------------------------

         (3,564)      (8,849)     (6,951)       13,852         160        (177)          8,139          13        8,369
-----------------------------------------------------------------------------------------------------------------------
$       101,725   $ (219,103)  $ (66,906)  $   154,899   $  (8,485)  $(122,891)  $     (33,689)   $ (5,978)  $ (169,735)
=======================================================================================================================

=======================================================================================================================
                                                 PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                              RISING                   SHORT
                   PRECIOUS      REAL         RATES        SEMI-     EMERGING        SHORT         SHORT       SHORT
PHARMACEUTICALS     METALS      ESTATE     OPPORTUNITY   CONDUCTOR    MARKETS    INTERNATIONAL    MID-CAP    NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

$        23,841   $       --   $   6,700   $        --   $      84   $      --   $          --   $      --   $       --
         81,448     (210,254)    (66,655)      141,047      (8,729)   (122,714)        (41,828)     (5,991)    (178,104)

         (3,564)      (8,849)     (6,951)       13,852         160        (177)          8,139          13        8,369
-----------------------------------------------------------------------------------------------------------------------
        101,725     (219,103)    (66,906)      154,899      (8,485)   (122,891)        (33,689)     (5,978)    (169,735)
-----------------------------------------------------------------------------------------------------------------------

          4,266        5,395          (1)          224           1          --             (86)         --       14,414
        (54,649)      (7,799)    (31,790)       (6,390)        (42)     (3,833)       (100,369)         (7)      (5,314)
        171,478    1,148,974    (159,662)      796,695      40,081     165,227          19,025       5,124     (578,506)
-----------------------------------------------------------------------------------------------------------------------

        121,095    1,146,570    (191,453)      790,529      40,040     161,394         (81,430)      5,117     (569,406)
-----------------------------------------------------------------------------------------------------------------------
        222,820      927,467    (258,359)      945,428      31,555      38,503        (115,119)       (861)    (739,141)
-----------------------------------------------------------------------------------------------------------------------
        186,788      631,364     715,577       572,624       5,044          --         193,682       1,290      775,586
-----------------------------------------------------------------------------------------------------------------------
$       409,608   $1,558,831   $ 457,218   $ 1,518,052   $  36,599   $  38,503   $      78,563   $     429   $   36,445
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                       PROFUNDS VP (CONTINUED)
                                                                      ----------------------------------------------------------
                                                                        SHORT      SMALL     SMALL-CAP   SMALL-CAP
                                                                      SMALL-CAP     CAP        GROWTH      VALUE     TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............  $      --  $       --  $       --  $    7,289  $       --
Expenses:
  Mortality and expense risk fees ..................................         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................         --          --          --       7,289          --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ............................................   (166,034)    329,120     168,318     469,440      48,270
  Net realized short-term capital gain distributions from
    investments in portfolio shares ................................         --      13,085       2,708          --          --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ............................................         --       9,428       6,867          --          --
--------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..   (166,034)    351,633     177,893     469,440      48,270
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ..............................................     11,711     118,740      44,844      96,876      44,116
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........  $(154,323) $  470,373  $  222,737  $  573,605  $   92,386
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                       PROFUNDS VP (CONTINUED)
                                                                      ----------------------------------------------------------
                                                                        SHORT       SMALL    SMALL-CAP   SMALL-CAP
                                                                      SMALL-CAP      CAP       GROWTH       VALUE    TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................................  $      --  $       --  $       --  $    7,289  $       --
  Net realized gain (loss) on investments in portfolio shares ......   (166,034)    351,633     177,893     469,440      48,270
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ................................     11,711     118,740      44,844      96,876      44,116
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ..........   (154,323)    470,373     222,737     573,605      92,386
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..............       (116)     58,684      54,339      76,536           1
  Contract redemptions .............................................    (91,463)    (72,175)    (99,151)    (93,258)    (75,035)
  Net transfers ....................................................    (18,931)  2,402,594     296,288    (549,069)    991,153
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions .................................................   (110,510)  2,389,103     251,476    (565,791)    916,119
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................   (264,833)  2,859,476     474,213       7,814   1,008,505
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    292,169     433,060   1,028,223   1,771,563      21,118
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..................................  $  27,336  $3,292,536  $1,502,436  $1,779,377  $1,029,623
================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================
                                                                                                           PUTNAM
                                                                                                          VARIABLE
                                       PROFUNDS VP (CONTINUED)                                             TRUST
------------------------------------------------------------------------------------------------------   ----------
                 U.S.
 TELECOM-     GOVERNMENT                 ULTRAMID-      ULTRA-      ULTRASHORT    ULTRA-                  ABSOLUTE
MUNICATIONS      PLUS      ULTRABULL        CAP       NASDAQ-100    NASDAQ-100   SMALL-CAP   UTILITIES   RETURN 500
-------------------------------------------------------------------------------------------------------------------

$    40,359   $      586   $       --   $        --   $        --   $       --   $      --   $  26,942   $       --

         --           --           --            --            --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
     40,359          586           --            --            --           --          --      26,942           --
-------------------------------------------------------------------------------------------------------------------

   (101,434)    (309,949)     101,425        96,972       779,192      (98,369)    149,511     (24,331)       5,968

     59,158       31,577       30,485            --            --           --          --          --          759

      1,939           --        5,053            --            --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
    (40,337)    (278,372)     136,963        96,972       779,192      (98,369)    149,511     (24,331)       6,727
-------------------------------------------------------------------------------------------------------------------

      6,163       (1,798)      42,379        52,018        41,033       (6,762)     91,232      (9,691)       3,558
-------------------------------------------------------------------------------------------------------------------
$     6,185   $ (279,584)  $  179,342   $   148,990   $   820,225   $ (105,131)  $ 240,743   $  (7,080)  $   10,285
===================================================================================================================

===================================================================================================================
                                                                                                           PUTNAM
                                                                                                          VARIABLE
                                       PROFUNDS VP (CONTINUED)                                             TRUST
------------------------------------------------------------------------------------------------------   ----------
                 U.S.
 TELECOM-     GOVERNMENT                 ULTRAMID-      ULTRA-      ULTRASHORT    ULTRA-                  ABSOLUTE
MUNICATIONS      PLUS      ULTRABULL        CAP       NASDAQ-100    NASDAQ-100   SMALL-CAP   UTILITIES   RETURN 500
-------------------------------------------------------------------------------------------------------------------

$    40,359   $      586   $       --   $        --   $        --   $       --   $      --   $  26,942   $       --
    (40,337)    (278,372)     136,963        96,972       779,192      (98,369)    149,511     (24,331)       6,727

      6,163       (1,798)      42,379        52,018        41,033       (6,762)     91,232      (9,691)       3,558
-------------------------------------------------------------------------------------------------------------------
      6,185     (279,584)     179,342       148,990       820,225     (105,131)    240,743      (7,080)      10,285
-------------------------------------------------------------------------------------------------------------------

      6,409           (6)         180            90           179            1         302       7,399          (10)
    (34,190)    (123,446)     (25,252)      (22,063)       (5,430)        (140)    (56,039)    (66,165)      (3,298)
     (8,536)     (36,922)     295,808       783,946       (75,507)     132,464     571,404    (360,873)     113,181
-------------------------------------------------------------------------------------------------------------------

    (36,317)    (160,374)     270,736       761,973       (80,758)     132,325     515,667    (419,639)     109,873
-------------------------------------------------------------------------------------------------------------------
    (30,132)    (439,958)     450,078       910,963       739,467       27,194     756,410    (426,719)     120,158
-------------------------------------------------------------------------------------------------------------------
    309,683      492,583      214,775       196,581       377,429      174,098     126,002     829,658      231,037
-------------------------------------------------------------------------------------------------------------------
$   279,551   $   52,625   $  664,853   $ 1,107,544   $ 1,116,896   $  201,292   $ 882,412   $ 402,939   $  351,195
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                                     PUTNAM VARIABLE TRUST
                                                            -----------------------------------------------------------------------
                                                              AMERICAN                                    GLOBAL
                                                             GOVERNMENT   DIVERSIFIED    EQUITY           ASSET            HIGH
                                                               INCOME       INCOME       INCOME      ALLOCATION (ab)*     YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares...   $     6,734   $   342,172   $  15,586   $          26,564   $ 277,860
Expenses:
  Mortality and expense risk fees ........................            --            --          --                  --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......................         6,734       342,172      15,586              26,564     277,860
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................       (19,168)       18,452      92,979              43,062     216,742
  Net realized short-term capital gain distributions
    from investments in portfolio shares .................            --            --          --                  --          --
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................            --            --          --                  --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
  in portfolio shares ....................................       (19,168)       18,452      92,979              43,062     216,742
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ........................         2,808       214,994     326,925             (10,564)     79,165
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ....................................   $    (9,626)  $   575,618   $ 435,490   $          59,062   $ 573,767
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                                    PUTNAM VARIABLE TRUST
                                                            -----------------------------------------------------------------------
                                                              AMERICAN                                   GLOBAL
                                                             GOVERNMENT   DIVERSIFIED    EQUITY           ASSET           HIGH
                                                               INCOME        INCOME      INCOME     ALLOCATION (ab)*     YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $    6,734  $   342,172  $    15,586        $   26,564  $    277,860
  Net realized gain (loss) on investments in portfolio
    shares ................................................      (19,168)      18,452       92,979            43,062       216,742
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................        2,808      214,994      326,925           (10,564)       79,165
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .....................................       (9,626)     575,618      435,490            59,062       573,767
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....          (10)      55,914      108,430                --        63,394
  Contract redemptions ....................................      (39,228)    (382,729)     (71,572)          (55,296)     (515,202)
  Net transfers ...........................................      544,904    8,129,797    2,039,473          (144,209)    9,950,966
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................      505,666    7,802,982    2,076,331          (199,505)    9,499,158
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............      496,040    8,378,600    2,511,821          (140,443)   10,072,925
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      384,325      581,188      756,044           140,443     4,032,506
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .........................   $  880,365  $ 8,959,788  $ 3,267,865        $       --  $ 14,105,431
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
          PUTNAM VARIABLE TRUST (CONTINUED)                   ROYCE CAPITAL FUND                  RUSSELL INVESTMENT FUNDS
-------------------------------------------------------    --------------------------    ------------------------------------------
                             MULTI-CAP                                                   AGGRESSIVE     BALANCED      CONSERVATIVE
   INCOME      INVESTORS       VALUE         VOYAGER        MICRO-CAP      SMALL-CAP       EQUITY       STRATEGY      STRATEGY(AC)*
-----------------------------------------------------------------------------------------------------------------------------------

$    58,551    $    2,310   $     3,967    $      4,061    $    16,836    $    94,313    $      215    $    27,052    $       9,779

         --            --            --              --            277            320            --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
     58,551         2,310         3,967           4,061         16,559         93,993           215         27,052            9,779
-----------------------------------------------------------------------------------------------------------------------------------

    (54,744)       17,976        73,224         101,270       (119,177)       534,750        19,704        133,053          (17,125)

         --            --            --              --             --         40,448           402             --               66

         --            --            --              --         88,229        449,771         1,104          5,558           24,293
-----------------------------------------------------------------------------------------------------------------------------------
    (54,744)       17,976        73,224         101,270        (30,948)     1,024,969        21,210        138,611            7,234
-----------------------------------------------------------------------------------------------------------------------------------

      9,508         4,340        14,541         190,406        609,356      1,301,462        (1,576)       (28,914)         (22,191)
-----------------------------------------------------------------------------------------------------------------------------------
$    13,315    $   24,626   $    91,732    $    295,737    $   594,967    $ 2,420,424    $   19,849    $   136,749    $      (5,178)
===================================================================================================================================

===================================================================================================================================
          PUTNAM VARIABLE TRUST (CONTINUED)                 ROYCE CAPITAL FUND                  RUSSELL INVESTMENT FUNDS
-----------------------------------------------------   ----------------------------    -------------------------------------------
                            MULTI-CAP                                                    AGGRESSIVE      BALANCED    CONSERVATIVE
   INCOME      INVESTORS      VALUE        VOYAGER       MICRO-CAP       SMALL-CAP         EQUITY        STRATEGY    STRATEGY (AC)*
-----------------------------------------------------------------------------------------------------------------------------------

 $    58,551  $     2,310  $    3,967    $      4,061   $    16,559    $      93,993    $       215    $     27,052  $        9,779
     (54,744)      17,976      73,224         101,270       (30,948)       1,024,969         21,210         138,611           7,234

       9,508        4,340      14,541         190,406       609,356        1,301,462         (1,576)        (28,914)        (22,191)
-----------------------------------------------------------------------------------------------------------------------------------
      13,315       24,626      91,732         295,737       594,967        2,420,424         19,849         136,749          (5,178)
-----------------------------------------------------------------------------------------------------------------------------------

      17,011           --          --         119,149       126,424          388,383             --          97,477          38,598
     (25,490)      (3,008)     (2,277)         (8,726)     (109,980)        (264,757)          (722)        (73,019)         (1,510)
    (400,002)     (65,459)    191,212         447,445       304,301        1,033,109        (29,726)       (826,948)     (1,070,101)
-----------------------------------------------------------------------------------------------------------------------------------

    (408,481)     (68,467)    188,935         557,868       320,745        1,156,735        (30,448)       (802,490)     (1,033,013)
-----------------------------------------------------------------------------------------------------------------------------------
    (395,166)     (43,841)    280,667         853,605       915,712        3,577,159        (10,599)       (665,741)     (1,038,191)
-----------------------------------------------------------------------------------------------------------------------------------
   1,545,130       85,147     145,972         420,802     2,677,796        6,300,217         32,254       1,459,167       1,038,191
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,149,964  $    41,306  $  426,639    $  1,274,407   $ 3,593,508    $   9,877,376    $    21,655    $    793,426  $           --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                           RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                                         GLOBAL
                                                                        EQUITY            REAL
                                                          CORE          GROWTH           ESTATE          GROWTH         MODERATE
                                                          BOND         STRATEGY        SECURITIES     STRATEGY (ab)*    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ...........................................  $    4,811    $     6,803      $   96,886      $      227     $       5,725
Expenses:
  Mortality and expense risk fees ....................          --             --              --              --                --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..................       4,811          6,803          96,886             227             5,725
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ..................      (3,928)           360         182,802           1,830             4,002
  Net realized short-term capital gain distributions
    from investments in portfolio shares .............          94             --              --              --               698
  Net realized long-term capital gain distributions
    from investments in portfolio shares .............         596             --          84,993              --             6,150
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in
  portfolio shares ...................................      (3,238)           360         267,795           1,830            10,850
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .................     (4,726)         41,311        (296,572)             --             5,299
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .....................................  $   (3,153)   $    48,474      $   68,109      $    2,057     $      21,874
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                           RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                                        GLOBAL
                                                                        EQUITY           REAL
                                                           CORE         GROWTH          ESTATE           GROWTH         MODERATE
                                                           BOND        STRATEGY       SECURITIES      STRATEGY (ab)*    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....................  $    4,811    $    6,803      $     96,886     $      227     $       5,725
  Net realized gain (loss) on investments in
    portfolio shares .................................      (3,238)          360           267,795          1,830            10,850
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...............      (4,726)       41,311          (296,572)            --             5,299
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .....................................      (3,153)       48,474            68,109          2,057            21,874
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ........................................         231       140,811           202,154             --           328,746
  Contract redemptions ...............................      (1,514)       (1,538)         (105,768)           (80)           (5,016)
  Net transfers ......................................     229,677        41,491          (169,003)        (1,977)          (32,200)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
     contract owners' transactions ...................     228,394       180,764           (72,617)        (2,057)          291,530
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........     225,241       229,238            (4,508)            --           313,404
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     204,818       113,577         2,119,438             --           143,575
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .....................  $  430,059    $  342,815      $  2,114,930     $       --     $     456,979
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                         T. ROWE
   RUSSELL INVESTMENT                                                                                                  PRICE FIXED
    FUNDS (CONTINUED)              SEI INSURANCE PRODUCTS TRUST                 T. ROWE PRICE EQUITY SERIES           INCOME SERIES
-------------------------- --------------------------------------------    ------------------------------------------ -------------
    MULTI-                   CONSERV-         MARKET         MARKET
    STYLE                      ATIVE          GROWTH          PLUS         BLUE CHIP         EQUITY        HEALTH      LIMITED-TERM
   EQUITY        NON-U.S.  STRATEGY (a)*   STRATEGY (a)*  STRATEGY (a)*    GROWTH II       INCOME II     SCIENCES II      BOND II
-----------------------------------------------------------------------------------------------------------------------------------
$      1,515   $     3,057   $        --    $         --   $         --   $         --   $     136,678   $         --  $     30,851

          --            --            --              --             --             --                             --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1,515         3,057            --              --             --             --         136,678             --        30,851
-----------------------------------------------------------------------------------------------------------------------------------
      59,472        17,080            --              --             --        846,082         396,708      1,060,460       (30,866)

          --            --            --              --             --             --              --        105,436            --

       9,563            --            --              --             --             --              --        319,710            --
-----------------------------------------------------------------------------------------------------------------------------------
      69,035        17,080            --              --             --        846,082         396,708      1,485,606       (30,866)
-----------------------------------------------------------------------------------------------------------------------------------

       7,424        17,738            78             147            117      3,115,721       1,970,556      1,186,431       (12,172)
-----------------------------------------------------------------------------------------------------------------------------------
$     77,974   $    37,875   $        78    $        147   $        117   $  3,961,803   $   2,503,942   $  2,672,037  $    (12,187)
===================================================================================================================================

===================================================================================================================================
                                                                                                                         T. ROWE
  RUSSELL INVESTMENT                                                                                                   PRICE FIXED
   FUNDS (CONTINUED)            SEI INSURANCE PRODUCTS TRUST                 T. ROWE PRICE EQUITY SERIES              INCOME SERIES
 -----------------------  -----------------------------------------  -----------------------------------------------  -------------
   MULTI-                   CONSERV-       MARKET        MARKET
   STYLE                      ATIVE        GROWTH         PLUS         BLUE CHIP        EQUITY            HEALTH       LIMITED-TERM
  EQUITY       NON-U.S.   STRATEGY (a)* STRATEGY (a)*  STRATEGY(a)*    GROWTH II       INCOME II        SCIENCES II       BOND II
-----------------------------------------------------------------------------------------------------------------------------------
$     1,515  $     3,057    $        --   $        --    $       --   $        --   $     136,678    $          --     $     30,851
     69,035       17,080             --            --            --       846,082         396,708         1,485,606         (30,866)

      7,424       17,738             78           147           117     3,115,721       1,970,556         1,186,431         (12,172)
-----------------------------------------------------------------------------------------------------------------------------------
     77,974       37,875             78           147           117     3,961,803       2,503,942         2,672,037         (12,187)
-----------------------------------------------------------------------------------------------------------------------------------

          1           --             --            --            --       315,144         392,523           284,487          93,519
     (3,058)     (12,454)            --            (4)           --      (370,640)       (289,682)         (405,005)       (291,863)
     64,606       26,519         26,339        15,000         8,036     2,416,253       2,463,339         2,294,332       2,559,439
-----------------------------------------------------------------------------------------------------------------------------------
     61,549       14,065         26,339        14,996         8,036     2,360,757       2,566,180         2,173,814       2,361,095
-----------------------------------------------------------------------------------------------------------------------------------
    139,523       51,940         26,417        15,143         8,153     6,322,560       5,070,122         4,845,851       2,348,908
-----------------------------------------------------------------------------------------------------------------------------------
     46,110      132,889             --            --            --     9,649,053       7,700,125         5,864,727       1,812,647
-----------------------------------------------------------------------------------------------------------------------------------
$   185,633  $   184,829    $    26,417   $    15,143    $    8,153   $15,971,613   $  12,770,247    $   10,710,578    $  4,161,555
===================================================================================================================================

                                                                              75

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                               THIRD
                                                               AVENUE
                                                              VARIABLE            TIMOTHY PLAN
                                                            SERIES TRUST        VARIABLE SERIES             VAN ECK VIP TRUST
                                                            ------------   --------------------------   ---------------------------
                                                                           CONSERVATIVE    STRATEGIC     EMERGING        GLOBAL
                                                               VALUE          GROWTH        GROWTH        MARKETS      GOLD (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ................................................ $    131,513   $     14,376   $     6,372   $   112,533   $         --
Expenses:
  Mortality and expense risk fees .........................           71             --            --           465             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................      131,442         14,376         6,372       112,068             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ......................................      178,827          3,331        29,227       187,810         22,655
  Net realized short-term capital gain distributions from
    investments in portfolio shares .......................           --             --            --            --             --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .......................           --             --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ............................................      178,827          3,331        29,227       187,810         22,655
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................      413,835         99,002        88,824       717,240       (140,990)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations......................................... $    724,104   $    116,709   $   124,423   $ 1,017,118   $   (118,335)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                               THIRD
                                                               AVENUE
                                                              VARIABLE            TIMOTHY PLAN
                                                            SERIES TRUST        VARIABLE SERIES             VAN ECK VIP TRUST
                                                            ------------   --------------------------   ---------------------------
                                                                           CONSERVATIVE    STRATEGIC     EMERGING        GLOBAL
                                                               VALUE          GROWTH        GROWTH        MARKETS       GOLD (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................  $    131,442   $     14,376   $     6,372   $   112,068   $         --
  Net realized gain (loss) on investments in portfolio
    shares ...............................................       178,827          3,331        29,227       187,810         22,655
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................       413,835         99,002        88,824       717,240       (140,990)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................       724,104        116,709       124,423     1,017,118       (118,335)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....        97,697             --            --       430,999        720,035
  Contract redemptions ...................................      (178,382)       (34,055)      (14,141)     (432,741)          (142)
  Net transfers ..........................................      (872,970)     1,143,938     1,166,236     3,210,024         58,877
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................      (953,655)     1,109,883     1,152,095     3,208,282        778,770
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............      (229,551)     1,226,592     1,276,518     4,225,400        660,435
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     4,487,822        593,545       261,580     7,148,003             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $  4,258,271   $  1,820,137   $ 1,538,098   $11,373,403   $    660,435
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
      VAN ECK VIP TRUST (CONTINUED)                                    VANGUARD VARIABLE INSURANCE FUND
------------------------------------------   ----------------------------------------------------------------------------------
                             UNCONSTRAINED
  GLOBAL         MULTI-        EMERGING
   HARD         MANAGER         MARKETS                       CAPITAL      DIVERSIFIED       EQUITY      EQUITY
  ASSETS      ALTERNATIVES    BOND (ad)*      BALANCED        GROWTH          VALUE          INCOME       INDEX         GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$    35,252   $         --   $      21,188   $   196,819   $    38,411   $    76,729   $    184,415   $   143,938   $    15,707

          2             --              --            --            --            --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     35,250             --          21,188       196,819        38,411        76,729        184,415       143,938        15,707
-------------------------------------------------------------------------------------------------------------------------------

   (479,929)        (7,987)         (2,688)      274,447       385,277        68,682        380,614       413,509       303,029

         --             --             172            --            --            --             --         4,275            --

    100,770          8,204              --       171,769        72,213            --             --       196,667            --
-------------------------------------------------------------------------------------------------------------------------------
   (379,159)           217          (2,516)      446,216       457,490        68,682        380,614       614,451       303,029
-------------------------------------------------------------------------------------------------------------------------------

    844,314         65,748         (88,867)      923,242       704,890       893,716      2,327,084     1,890,604       714,711
-------------------------------------------------------------------------------------------------------------------------------
$   500,405   $     65,965   $     (70,195)  $ 1,566,277   $ 1,200,791   $ 1,039,127   $  2,892,113   $ 2,648,993   $ 1,033,447
===============================================================================================================================

=================================================================================================================================
      VAN ECK VIP TRUST (CONTINUED)                                    VANGUARD VARIABLE INSURANCE FUND
------------------------------------------    -----------------------------------------------------------------------------------
                             UNCONSTRAINED
  GLOBAL         MULTI-        EMERGING
   HARD         MANAGER         MARKETS                        CAPITAL      DIVERSIFIED       EQUITY      EQUITY
  ASSETS      ALTERNATIVES    BOND (ad)*       BALANCED        GROWTH          VALUE          INCOME       INDEX         GROWTH
---------------------------------------------------------------------------------------------------------------------------------

$    35,250   $         --   $      21,188   $    196,819   $    38,411   $    76,729   $    184,415   $    143,938   $    15,707
   (379,159)           217          (2,516)       446,216       457,490        68,682        380,614        614,451       303,029

    844,314         65,748         (88,867)       923,242       704,890       893,716      2,327,084      1,890,604       714,711
---------------------------------------------------------------------------------------------------------------------------------
    500,405         65,965         (70,195)     1,566,277     1,200,791     1,039,127      2,892,113      2,648,993     1,033,447
---------------------------------------------------------------------------------------------------------------------------------

    192,937          4,064              --      1,148,796       479,335       343,513        689,476        624,883       297,377
   (374,605)       (38,739)        (71,992)       (97,852)      (83,831)      (54,744)    (1,401,721)      (221,845)     (303,112)
   (410,499)      (128,357)       (136,426)     5,604,344     3,136,044     2,141,202     21,005,469      3,516,873       467,675
---------------------------------------------------------------------------------------------------------------------------------

   (592,167)      (163,032)       (208,418)     6,655,288     3,531,548     2,429,971     20,293,224      3,919,911       461,940
---------------------------------------------------------------------------------------------------------------------------------
    (91,762)       (97,067)       (278,613)     8,221,565     4,732,339     3,469,098     23,185,337      6,568,904     1,495,387
---------------------------------------------------------------------------------------------------------------------------------
  5,175,895      1,381,499       1,024,337      5,342,404     1,650,056     2,541,871      5,010,441      6,546,793     2,531,033
---------------------------------------------------------------------------------------------------------------------------------
$ 5,084,133   $  1,284,432   $     745,724   $ 13,563,969   $ 6,382,395   $ 6,010,969   $ 28,195,778   $ 13,115,697   $ 4,026,420
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                          VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                HIGH                                                    SHORT-TERM
                                                                YIELD                        MID-CAP        REIT        INVESTMENT
                                                                BOND       INTERNATIONAL      INDEX         INDEX         GRADE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .... $   487,639   $     123,294   $    40,364   $   203,106   $    404,138
Expenses:
  Mortality and expense risk fees ..........................          --              --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................     487,639         123,294        40,364       203,106        404,138
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .......................................      51,896         209,467       102,026       165,278       (113,044)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...................          --              --            --         3,982         51,592
  Net realized long-term capital gain distributions from
    investments in portfolio shares ........................          --              --       126,137       238,948        103,184
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ...................................      51,896         209,467       228,163       408,208         41,732
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................    (175,233)      1,542,641     1,077,538      (735,514)      (187,190)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ......................................... $   364,302   $   1,875,402   $ 1,346,065   $  (124,200)  $    258,680
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                          VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                HIGH                                                    SHORT-TERM
                                                                YIELD                        MID-CAP        REIT        INVESTMENT
                                                                BOND       INTERNATIONAL      INDEX         INDEX         GRADE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................... $   487,639   $     123,294   $    40,364   $   203,106   $    404,138
  Net realized gain (loss) on investments in portfolio
    shares .................................................      51,896         209,467       228,163       408,208         41,732
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ........................    (175,233)      1,542,641     1,077,538      (735,514)      (187,190)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...........................................     364,302       1,875,402     1,346,065      (124,200)       258,680
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ......     321,575         444,983       612,605       964,500      1,988,865
  Contract redemptions .....................................    (176,895)       (398,858)     (212,075)     (407,058)    (1,312,069)
  Net transfers ............................................     513,278       2,359,419     2,266,181     7,238,477     15,130,166
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions .................................     657,958       2,405,544     2,666,711     7,795,919     15,806,962
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................   1,022,260       4,280,946     4,012,776     7,671,719     16,065,642
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................   8,883,818       6,733,770     3,148,840     8,125,552     18,384,319
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .......................... $ 9,906,078   $  11,014,716   $ 7,161,616   $15,797,271   $ 34,449,961
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                 VARIABLE                                                              WELLS FARGO
                                                 INSURANCE                                                              ADVANTAGE
VANGUARD VARIABLE INSURANCE FUND (CONTINUED)       TRUST                 VIRTUS VARIABLE INSURANCE TRUST                VT FUNDS
---------------------------------------------   -----------   ------------------------------------------------------   -----------
                    TOTAL           TOTAL                                       MULTI-
    SMALL           BOND            STOCK                                       SECTOR                       REAL
   COMPANY         MARKET          MARKET                                        FIXED        PREMIUM       ESTATE
   GROWTH           INDEX           INDEX        VICE FUND    INTERNATIONAL     INCOME      ALPHASECTOR   SECURITIES    DISCOVERY
----------------------------------------------------------------------------------------------------------------------------------

$      27,349   $     517,132   $     227,059   $     1,363   $      58,601   $   260,602   $    51,914   $   33,525   $       289

           --              --              --            --              --            --            --           --         1,624
----------------------------------------------------------------------------------------------------------------------------------
       27,349         517,132         227,059         1,363          58,601       260,602        51,914       33,525        (1,335)
----------------------------------------------------------------------------------------------------------------------------------

      450,059        (176,832)        363,113       (24,606)         55,453      (172,914)      431,880      (25,460)      204,167

       27,691          73,876           7,830           678              --            --            --        8,031            --

      274,347         155,960         516,755            --              --            --        51,402      339,747       112,041
----------------------------------------------------------------------------------------------------------------------------------
      752,097          53,004         887,698       (23,928)         55,453      (172,914)      483,282      322,318       316,208
----------------------------------------------------------------------------------------------------------------------------------

    1,111,626      (1,025,717)      4,239,122        80,260          38,036        11,436     1,659,069     (423,308)    1,371,669
----------------------------------------------------------------------------------------------------------------------------------
$   1,891,072   $    (455,581)  $   5,353,879   $    57,695   $     152,090   $    99,124   $ 2,194,265   $  (67,465)  $ 1,686,542
==================================================================================================================================

==================================================================================================================================
                                                 VARIABLE                                                              WELLS FARGO
                                                 INSURANCE                                                              ADVANTAGE
VANGUARD VARIABLE INSURANCE FUND (CONTINUED)       TRUST                 VIRTUS VARIABLE INSURANCE TRUST                VT FUNDS
---------------------------------------------   -----------   ------------------------------------------------------   -----------
                    TOTAL           TOTAL                                       MULTI-
    SMALL           BOND            STOCK                                       SECTOR                       REAL
   COMPANY         MARKET          MARKET                                        FIXED        PREMIUM       ESTATE
   GROWTH           INDEX           INDEX        VICE FUND    INTERNATIONAL     INCOME      ALPHASECTOR   SECURITIES    DISCOVERY
----------------------------------------------------------------------------------------------------------------------------------

$      27,349   $     517,132   $     227,059   $     1,363   $      58,601   $   260,602   $    51,914   $   33,525   $    (1,335)
      752,097          53,004         887,698       (23,928)         55,453      (172,914)      483,282      322,318       316,208

    1,111,626      (1,025,717)      4,239,122        80,260          38,036        11,436     1,659,069     (423,308)    1,371,669
----------------------------------------------------------------------------------------------------------------------------------
    1,891,072        (455,581)      5,353,879        57,695         152,090        99,124     2,194,265      (67,465)    1,686,542
----------------------------------------------------------------------------------------------------------------------------------

      410,484       1,125,997       1,852,923            60         357,157       318,829     7,076,419      221,493       669,480
      (35,783)       (904,013)       (580,433)      (12,102)        (32,188)     (372,382)     (995,703)    (184,054)     (191,996)
    3,598,853         768,892      14,334,212       916,397         937,217    (6,097,746)    5,215,236      685,919     6,500,776
----------------------------------------------------------------------------------------------------------------------------------

    3,973,554         990,876      15,606,702       904,355       1,262,186    (6,151,299)   11,295,952      723,358     6,978,260
----------------------------------------------------------------------------------------------------------------------------------
    5,864,626         535,295      20,960,581       962,050       1,414,276    (6,052,175)   13,490,217      655,893     8,664,802
----------------------------------------------------------------------------------------------------------------------------------
    2,672,229      17,560,046       9,458,802        21,546       1,422,376     9,243,190     3,902,522    1,543,430     2,283,766
----------------------------------------------------------------------------------------------------------------------------------
$   8,536,855   $  18,095,341   $  30,419,383   $   983,596   $   2,836,652   $ 3,191,015   $17,392,739   $2,199,323   $10,948,568
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                 WELLS FARGO ADVANTAGE
                                                                 VT FUNDS (CONTINUED)       WILLSHIRE VARIABLE INSURANCE TRUST
                                                               -------------------------   -------------------------------------
                                                                                SMALL
                                                                                 CAP
                                                                OPPORTUNITY     VALUE      2015 ETF     2035 ETF      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ....... $       823   $    3,363   $   2,405   $    5,171   $       867
Expenses:
  Mortality and expense risk fees .............................          39           --          --           --            --
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................         784        3,363       2,405        5,171           867
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ..........................................      63,052       15,490     (13,476)          83         9,966
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................          --           --          82           --            --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................          --           --       1,051          543            --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares..................................................      63,052       15,490     (12,343)         626         9,966
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................      50,204       48,339       1,968       14,167         5,494
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations........................................... $   114,040   $   67,192   $  (7,970)  $   19,964   $    16,327
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                 WELLS FARGO ADVANTAGE
                                                                 VT FUNDS (CONTINUED)       WILLSHIRE VARIABLE INSURANCE TRUST
                                                               -------------------------   -------------------------------------
                                                                                SMALL
                                                                                 CAP
                                                                OPPORTUNITY     VALUE      2015 ETF     2035 ETF      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................. $       784   $    3,363   $   2,405   $    5,171   $       867
  Net realized gain (loss) on investments in portfolio
    shares.....................................................      63,052       15,490     (12,343)         626         9,966
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................      50,204       48,339       1,968       14,167         5,494
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations......     114,040       67,192      (7,970)      19,964        16,327
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........      29,089       16,612      48,568      246,057            (1)
  Contract redemptions ........................................     (70,677)      (7,382)     (2,955)      (2,184)       (2,469)
  Net transfers ...............................................      15,783       92,660      96,313       39,986       (94,553)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ....................................     (25,805)     101,890     141,926      283,859       (97,023)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................      88,235      169,082     133,956      303,823       (80,696)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     372,055      415,467          --           --       144,128
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................. $   460,290   $  584,549   $ 133,956   $  303,823   $    63,432
================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================
     WILLSHIRE VARIABLE INSURANCE TRUST (CONTINUED)
--------------------------------------------------------
               INTERNATIONAL      SMALL       SOCIALLY       COMBINED
   INCOME         EQUITY        CAP (ae)*    RESPONSIBLE       TOTAL
--------------------------------------------------------   --------------

$      3,059   $          50   $        --   $       283   $   31,486,735

          --              --            --            --           17,053
--------------------------------------------------------   --------------
       3,059              50            --           283       31,469,682
--------------------------------------------------------   --------------

        (118)         (3,777)       55,823            --       43,550,341

          --              --            --            --        5,465,261

          --              --            --            --       14,833,570
--------------------------------------------------------   --------------
        (118)         (3,777)       55,823            --       63,849,172
--------------------------------------------------------   --------------

      (5,156)         (1,731)        7,267         1,083       70,871,931
--------------------------------------------------------   --------------
$     (2,215)  $      (5,458)  $    63,090   $     1,366   $  166,190,785
========================================================   ==============

=========================================================================
     WILLSHIRE VARIABLE INSURANCE TRUST (CONTINUED)
--------------------------------------------------------
               INTERNATIONAL      SMALL       SOCIALLY       COMBINED
   INCOME         EQUITY        CAP (ae)*    RESPONSIBLE       TOTAL
--------------------------------------------------------   --------------

$      3,059   $          50   $        --   $       283   $   31,469,682
        (118)         (3,777)       55,823            --       63,849,172

      (5,156)         (1,731)        7,267         1,083       70,871,931
--------------------------------------------------------   --------------
      (2,215)         (5,458)       63,090         1,366      166,190,785
--------------------------------------------------------   --------------

          (1)            424        13,358            (1)     736,284,937
      (4,496)           (845)      (10,557)           (6)    (132,854,072)
     130,541        (108,604)      (32,404)       27,477               16
--------------------------------------------------------   --------------

     126,044        (109,025)      (29,603)       27,470      603,430,881
--------------------------------------------------------   --------------
     123,829        (114,483)       33,487        28,836      769,621,666
--------------------------------------------------------   --------------
       7,253         121,040       131,141            --    1,307,835,067
--------------------------------------------------------   --------------
$    131,082   $       6,557   $   164,628   $    28,836   $2,077,456,733
========================================================   ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                                                      ALLIANCE-
                                                                                                                      BERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                              THE ALGER PORTFOLIOS                   SERIES FUND
                                                                ------------------------------------------------  -----------------
                                                                                                                        DYNAMIC
                                                                  CAPITAL      LARGE CAP     MID CAP    SMALL CAP        ASSET
                                                                APPRECIATION     GROWTH      GROWTH      GROWTH     ALLOCATION (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ....... $     57,200   $   15,035   $      --   $      --   $            --
Expenses:
  Mortality and expense risk fees .............................        1,162          371         804         156                --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................       56,038       14,664        (804)       (156)               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ..........................................      230,224       58,455     (18,001)      3,883                --
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................           --           --          --         801                --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................        1,896           --          --      60,296                --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................      232,120       58,455     (18,001)     64,980                --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................      413,465       25,153      88,332     (34,699)               18
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations.... $    701,623   $   98,272   $  69,527   $  30,125   $            18
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                      ALLIANCE-
                                                                                                                      BERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                              THE ALGER PORTFOLIOS                   SERIES FUND
                                                                ------------------------------------------------  ------------------
                                                                                                                       DYNAMIC
                                                                   CAPITAL    LARGE CAP     MID CAP    SMALL CAP        ASSET
                                                                APPRECIATION    GROWTH      GROWTH      GROWTH     ALLOCATION (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................. $     56,038  $    14,664  $     (804) $     (156) $             --
  Net realized gain (loss) on investments in portfolio
    shares ....................................................      232,120       58,455     (18,001)     64,980                --
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................      413,465       25,153      88,332     (34,699)               18
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....      701,623       98,272      69,527      30,125                18
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........      730,734       23,318      53,472           1                --
  Contract redemptions ........................................     (424,555)     (35,150)    (82,857)    (20,057)               (1)
  Net transfers ...............................................      526,112      475,171     (72,316)     19,025             3,772
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ............................................      832,291      463,339    (101,701)     (1,031)            3,771
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................    1,533,914      561,611     (32,174)     29,094             3,789
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    4,054,784    1,004,642     547,990     252,916                --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................. $  5,588,698  $ 1,566,253  $  515,816  $  282,010  $          3,789
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)                 AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------------------------------------  ----------------------------------------
  GLOBAL        GROWTH
 THEMATIC         AND      INTERNATIONAL   INTERNATIONAL    SMALL CAP     SMALL-MID                   INCOME &      INFLATION
  GROWTH        INCOME        GROWTH           VALUE         GROWTH       CAP VALUE     BALANCED       GROWTH      PROTECTION
------------------------------------------------------------------------------------------------------------------------------

$       --    $    20,117   $      9,216    $      6,282   $        --   $     9,250   $    29,864   $    58,462   $   165,530

        --             70             --              --            --            --            --            61           158
------------------------------------------------------------------------------------------------------------------------------
        --         20,047          9,216           6,282            --         9,250        29,864        58,401       165,372
------------------------------------------------------------------------------------------------------------------------------

   (14,982)        57,213          1,402          (3,255)       68,308        47,580       154,745        60,682       241,634

        --             --             --              --            --            --            --            --        17,952

        --             --             --              --        61,968       102,321            --            --       125,410
------------------------------------------------------------------------------------------------------------------------------
   (14,982)        57,213          1,402          (3,255)      130,276       149,901       154,745        60,682       384,996
------------------------------------------------------------------------------------------------------------------------------

    28,035        104,926         79,074          54,013        38,847       377,435       (41,865)      172,505       (70,341)
------------------------------------------------------------------------------------------------------------------------------
$   13,053    $   182,186   $     89,692    $     57,040   $   169,123   $   536,586   $   142,744   $   291,588   $   480,027
==============================================================================================================================

==============================================================================================================================

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)                  AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------------------------------------  ----------------------------------------
  GLOBAL        GROWTH
 THEMATIC         AND      INTERNATIONAL   INTERNATIONAL    SMALL CAP     SMALL-MID                   INCOME &      INFLATION
  GROWTH        INCOME        GROWTH           VALUE         GROWTH       CAP VALUE     BALANCED       GROWTH      PROTECTION
------------------------------------------------------------------------------------------------------------------------------

$       --    $    20,047   $      9,216    $      6,282   $        --   $     9,250   $    29,864   $    58,401   $   165,372
   (14,982)        57,213          1,402          (3,255)      130,276       149,901       154,745        60,682       384,996

    28,035        104,926         79,074          54,013        38,847       377,435       (41,865)      172,505       (70,341)
------------------------------------------------------------------------------------------------------------------------------
    13,053        182,186         89,692          57,040       169,123       536,586       142,744       291,588       480,027
------------------------------------------------------------------------------------------------------------------------------

        --        229,985         82,325          55,995       175,457       256,818        29,974       278,032       803,231
   (15,060)      (118,083)        (8,268)        (13,295)      (60,507)     (226,347)     (277,819)      (55,063)     (636,522)
   226,318        956,420         (5,389)         55,755      (137,333)       (1,311)    1,143,614     3,182,446        84,527
------------------------------------------------------------------------------------------------------------------------------

   211,258      1,068,322         68,668          98,455       (22,383)       29,160       895,769     3,405,415       251,236
------------------------------------------------------------------------------------------------------------------------------
   224,311      1,250,508        158,360         155,495       146,740       565,746     1,038,513     3,697,003       731,263
------------------------------------------------------------------------------------------------------------------------------
    63,317        806,510        534,333         327,051     1,448,413     3,001,723       931,988       773,883     5,837,666
------------------------------------------------------------------------------------------------------------------------------
$  287,628    $ 2,057,018   $    692,693    $    482,546   $ 1,595,153   $ 3,567,469   $ 1,970,501   $ 4,470,886   $ 6,568,929
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                          AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                  LARGE         MID
                                                                                 COMPANY        CAP
                                                                INTERNATIONAL     VALUE        VALUE         ULTRA         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ....... $       9,123   $  11,384   $    69,503   $        --   $    48,451
Expenses:
  Mortality and expense risk fees .............................            49          --            --            --           103
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................         9,074      11,384        69,503            --        48,348
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ..........................................       (32,061)     31,598        20,188       184,108       137,892
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................            --          --        19,158            --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ......................            --          --        90,177            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................       (32,061)     31,598       129,523       184,108       137,892
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................       263,548      30,325       291,877         1,018       159,293
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ... $     240,561   $  73,307   $   490,903   $   185,126   $   345,533
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                          AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                  LARGE         MID
                                                                                 COMPANY        CAP
                                                                INTERNATIONAL     VALUE        VALUE         ULTRA         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................. $       9,074   $  11,384   $    69,503   $        --   $    48,348
  Net realized gain (loss) on investments in portfolio
    shares ....................................................       (32,061)     31,598       129,523       184,108       137,892
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................       263,548      30,325       291,877         1,018       159,293
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....       240,561      73,307       490,903       185,126       345,533
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........       103,825      85,766       194,829       572,347       313,413
  Contract redemptions ........................................       (38,497)    (61,179)     (135,508)      (25,410)     (294,598)
  Net transfers ...............................................       367,349     106,463     3,165,371    (1,314,488)     (133,057)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ............................................       432,677     131,050     3,224,692      (767,551)     (114,242)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................       673,238     204,357     3,715,595      (582,425)      231,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     1,109,848     376,947     1,556,834     1,251,064     2,385,920
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................  $   1,783,086   $ 581,304   $ 5,272,429   $   668,639   $ 2,617,211
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
   AMERICAN
    CENTURY
   VARIABLE
  PORTFOLIOS
  (CONTINUED)                                          BLACKROCK VARIABLE SERIES FUNDS
-------------  ---------------------------------------------------------------------------------------------------------------
                 CAPITAL         EQUITY         GLOBAL           HIGH        LARGE CAP    LARGE CAP     LARGE CAP      TOTAL
    VISTA      APPRECIATION     DIVIDEND      ALLOCATION      YIELD (b)*       CORE         GROWTH        VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------

$         --   $        434    $    42,595    $    39,552    $    316,660    $     610    $    2,271    $     680    $   5,575

          --             --             --             --              --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------
          --            434         42,595         39,552         316,660          610         2,271          680        5,575
------------------------------------------------------------------------------------------------------------------------------

     (16,411)         1,343         28,334         17,390         171,453           --           924        5,126        2,037

          --             --          2,301             --              --           --         4,439           --           --

          --            856             --          8,819              --           --         9,598           --           --
------------------------------------------------------------------------------------------------------------------------------
     (16,411)         2,199         30,635         26,209         171,453           --        14,961        5,126        2,037
------------------------------------------------------------------------------------------------------------------------------

      30,793            557         53,265         80,607         202,016       (1,131)      (20,470)         187          257
------------------------------------------------------------------------------------------------------------------------------
$     14,382   $      3,190      $ 126,495    $   146,368    $    690,129    $    (521)   $   (3,238)   $   5,993    $   7,869
==============================================================================================================================

==============================================================================================================================
   AMERICAN
   CENTURY
   VARIABLE
  PORTFOLIOS
 (CONTINUED)                                           BLACKROCK VARIABLE SERIES FUNDS
-------------  ---------------------------------------------------------------------------------------------------------------
                 CAPITAL         EQUITY         GLOBAL           HIGH        LARGE CAP    LARGE CAP     LARGE CAP      TOTAL
    VISTA      APPRECIATION     DIVIDEND      ALLOCATION      YIELD (b)*       CORE         GROWTH        VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------

$         --   $        434    $    42,595    $    39,552    $    316,660    $     610    $    2,271    $     680    $   5,575
     (16,411)         2,199         30,635         26,209         171,453           --        14,961        5,126        2,037

      30,793            557         53,265         80,607         202,016       (1,131)      (20,470)         187          257
------------------------------------------------------------------------------------------------------------------------------
      14,382          3,190        126,495        146,368         690,129         (521)       (3,238)       5,993        7,869
------------------------------------------------------------------------------------------------------------------------------

      19,767         31,054        442,357        572,613         160,414           --        26,919       16,830       27,984
     (10,859)        (3,302)      (276,840)      (104,235)        (64,701)         (19)      (33,962)      (3,003)     (58,394)
    (140,113)        38,891      2,071,102      1,886,478      14,111,763       51,956       201,252       43,657      367,479
------------------------------------------------------------------------------------------------------------------------------

    (131,205)        66,643      2,236,619      2,354,856      14,207,476       51,937       194,209       57,484      337,069
------------------------------------------------------------------------------------------------------------------------------
    (116,823)        69,833      2,363,114      2,501,224      14,897,605       51,416       190,971       63,477      344,938
------------------------------------------------------------------------------------------------------------------------------
     179,359             --        448,431        209,902              --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------
$     62,536   $     69,833    $ 2,811,545    $ 2,711,126    $ 14,897,605    $  51,416    $  190,971    $  63,477    $ 344,938
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                BLACKROCK
                                                                 VARIABLE                                                 CREDIT
                                                               SERIES FUNDS                                               SUISSE
                                                               (CONTINUED)     COLUMBIA FUNDS VARIABLE SERIES TRUST        TRUST
                                                               ------------   ---------------------------------------  -------------
                                                                   U.S.       CVP SELIGMAN     SELECT       SELECT       COMMODITY
                                                                GOVERNMENT       GLOBAL       LARGE-CAP   SMALLER-CAP     RETURN
                                                                BOND (b)*      TECHNOLOGY       VALUE        VALUE       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...... $      2,001   $         --   $        --  $        --  $         --
Expenses:
  Mortality and expense risk fees ............................           --             35            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................        2,001            (35)           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .........................................         (398)        41,117        23,864       14,892       (68,954)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ..........................           --             --            --           --            --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ..........................          114          1,418            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ...............................................         (284)        42,535        23,864       14,892       (68,954)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ............................         (380)        24,235       235,235       11,708        70,042
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ........................................... $      1,337   $     66,735   $   259,099  $    26,600  $      1,088
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                BLACKROCK
                                                                 VARIABLE                                                 CREDIT
                                                               SERIES FUNDS                                               SUISSE
                                                               (CONTINUED)     COLUMBIA FUNDS VARIABLE SERIES TRUST        TRUST
                                                               ------------   ---------------------------------------  -------------
                                                                   U.S.       CVP SELIGMAN     SELECT       SELECT       COMMODITY
                                                                GOVERNMENT       GLOBAL      LARGE-CAP    SMALLER-CAP     RETURN
                                                                BOND (b)*      TECHNOLOGY      VALUE         VALUE       STRATEGY
---------------------------------------------------------------------------------------------------------------------  -------------
Changes from operations:
  Net investment income (expense) ............................ $      2,001   $        (35)  $        --  $        --  $         --
  Net realized gain (loss) on investments in portfolio
        shares ...............................................         (284)        42,535        23,864       14,892       (68,954)
  Net change in unrealized appreciation (depreciation) of
    investments  in portfolio shares .........................         (380)        24,235       235,235       11,708        70,042
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ....        1,337         66,735       259,099       26,600         1,088
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ........           (8)        25,257       202,384      101,975       131,980
  Contract redemptions .......................................       (3,201)       (88,720)      (41,373)     (59,727)      (57,024)
  Net transfers ..............................................       31,221      1,626,081       189,761      345,096     1,375,801
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...................................       28,012      1,562,618       350,772      387,344     1,450,757
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................       29,349      1,629,353       609,871      413,944     1,451,845
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --        866,765     1,146,940       76,758       709,668
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................ $     29,349   $  2,496,118   $ 1,756,811  $   490,702  $  2,161,513
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                                                          DIREXION       DREYFUS
                                                                                         INSURANCE     INVESTMENT
                              DFA INVESTMENT DIMENSIONS                                    TRUST       PORTFOLIOS
--------------------------------------------------------------------------------------  ------------   -----------
                                                                                                          SMALL        DREYFUS
                    VA              VA         VA SHORT-       VA U.S.       VA U.S.      DYNAMIC          CAP        SOCIALLY
 VA GLOBAL     INTERNATIONAL   INTERNATIONAL      TERM          LARGE       TARGETED       VP HY          STOCK      RESPONSIBLE
    BOND           SMALL           VALUE         FIXED          VALUE         VALUE         BOND          INDEX        GROWTH
--------------------------------------------------------------------------------------------------------------------------------

$    262,750   $     132,740   $     235,879   $    31,053   $    198,429  $   101,760  $     96,511   $     8,749  $      1,997

          --              --              --            --             --           --            --            --            93
--------------------------------------------------------------------------------------------------------------------------------
     262,750         132,740         235,879        31,053        198,429      101,760        96,511         8,749         1,904
--------------------------------------------------------------------------------------------------------------------------------

      33,621         (26,674)        (79,286)        1,987         32,989       15,457       111,807       161,976        16,954

      27,734              --              --         7,945             --           --            --        10,160            --

     191,224          88,670              --         8,666             --           --            --        57,719            --
--------------------------------------------------------------------------------------------------------------------------------
     252,579          61,996         (79,286)       18,598         32,989       15,457       111,807       229,855        16,954
--------------------------------------------------------------------------------------------------------------------------------

     (13,758)        530,724         799,866        (8,731)     1,271,300      840,077        (6,502)       44,294         1,671
--------------------------------------------------------------------------------------------------------------------------------
$    501,571   $     725,460   $     956,459   $    40,920   $  1,502,718  $   957,294  $    201,816   $   282,898  $     20,529
================================================================================================================================

================================================================================================================================
                                                                                          DIREXION       DREYFUS
                                                                                         INSURANCE     INVESTMENT
                                      DFA INVESTMENT DIMENSIONS                            TRUST       PORTFOLIOS
--------------------------------------------------------------------------------------  ------------   -----------
                                                                                                          SMALL       DREYFUS
                    VA              VA         VA SHORT-       VA U.S.       VA U.S.      DYNAMIC          CAP        SOCIALLY
 VA GLOBAL     INTERNATIONAL   INTERNATIONAL      TERM          LARGE       TARGETED       VP HY          STOCK     RESPONSIBLE
    BOND           SMALL           VALUE         FIXED          VALUE         VALUE         BOND          INDEX        GROWTH
--------------------------------------------------------------------------------------------------------------------------------

$    262,750   $     132,740   $     235,879  $     31,053   $    198,429  $   101,760  $     96,511   $     8,749  $      1,904
     252,579          61,996         (79,286)       18,598         32,989       15,457       111,807       229,855        16,954

     (13,758)        530,724         799,866        (8,731)     1,271,300      840,077        (6,502)       44,294         1,671
--------------------------------------------------------------------------------------------------------------------------------
     501,571         725,460         956,459        40,920      1,502,718      957,294       201,816       282,898        20,529
--------------------------------------------------------------------------------------------------------------------------------

   4,734,559         680,279       1,303,116     1,902,220      2,183,054    1,607,780             1       148,515            (1)
    (167,087)        (60,235)       (239,934)     (113,074)      (151,304)     (35,311)     (107,605)      (61,961)       (2,462)
   3,948,709       1,700,858       2,269,235     2,021,299      3,598,736    1,466,368    (1,340,089)      552,951      (112,507)
--------------------------------------------------------------------------------------------------------------------------------

   8,516,181       2,320,902       3,332,417     3,810,445      5,630,486    3,038,837    (1,447,693)      639,505      (114,970)
--------------------------------------------------------------------------------------------------------------------------------
   9,017,752       3,046,362       4,288,876     3,851,365      7,133,204    3,996,131    (1,245,877)      922,403       (94,441)
--------------------------------------------------------------------------------------------------------------------------------
   8,559,893       2,738,836       3,737,271     4,218,388      4,286,370    3,389,882     4,597,573     1,800,487       266,683
--------------------------------------------------------------------------------------------------------------------------------
$ 17,577,645   $   5,785,198   $   8,026,147  $  8,069,753   $ 11,419,574  $ 7,386,013  $  3,351,696   $ 2,722,890  $    172,242
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               DREYFUS                                  FEDERATED
                                                                              VARIABLE             EATON VANCE          INSURANCE
                                                                           INVESTMENT FUND        VARIABLE TRUST          SERIES
                                                                           ---------------   ------------------------   ------------
                                                                DREYFUS                       FLOATING-                    HIGH
                                                                 STOCK      INTERNATIONAL       RATE       LARGE-CAP      INCOME
                                                                 INDEX          VALUE          INCOME        VALUE       BOND II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares................................................... $   185,554  $        65,649   $   452,226   $    6,910   $  248,238
Expenses:
  Mortality and expense risk fees ...........................         592              388            --           --           20
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................     184,962           65,261       452,226        6,910      248,218
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .....................................     434,380         (120,594)      (72,172)       3,564      123,116
  Net realized short-term capital gain distributions from
    investments in portfolio shares .........................       8,011               --            --           --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .........................     364,786               --       105,861           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares..............................................     807,177         (120,594)       33,689        3,564      123,116
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares............................     242,949          361,108       248,323       28,194      503,821
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................... $ 1,235,088  $       305,775   $   734,238   $   38,668   $  875,155
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                              DREYFUS                                   FEDERATED
                                                                             VARIABLE              EATON VANCE          INSURANCE
                                                                          INVESTMENT FUND        VARIABLE TRUST           SERIES
                                                                          ---------------   -------------------------  -------------
                                                              DREYFUS                        FLOATING-                     HIGH
                                                               STOCK       INTERNATIONAL        RATE       LARGE-CAP      INCOME
                                                               INDEX           VALUE           INCOME        VALUE       BOND II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $    184,962  $        65,261   $    452,226  $     6,910  $    248,218
  Net realized gain (loss) on investments in portfolio
    shares ................................................      807,177         (120,594)        33,689        3,564       123,116
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .......................      242,949          361,108        248,323       28,194       503,821
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..........................................    1,235,088          305,775        734,238       38,668       875,155
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....    1,402,536          261,919        909,730      108,843       671,415
  Contract redemptions ....................................     (450,993)        (234,027)      (547,146)      (1,408)     (146,272)
  Net transfers ...........................................      901,438          181,644      5,104,562      132,414     8,223,954
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ................................    1,852,981          209,536      5,467,146      239,849     8,749,097
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............    3,088,069          515,311      6,201,384      278,517     9,624,252
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................    7,366,657        2,443,625      7,995,106      223,065     2,019,832
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ......................... $ 10,454,726  $     2,958,936   $ 14,196,490  $   501,582  $ 11,644,084
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
     FEDERATED INSURANCE
      SERIES (CONTINUED)                                      FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------  -----------------------------------------------------------------------------------------------------
                                                                            DYNAMIC                        FUNDS
                  MANAGED                                   DISCIPLINED     CAPITAL         EQUITY-       MANAGER
 KAUFMANN II   VOLATILITY II    BALANCED     CONTRAFUND      SMALL CAP    APPRECIATION      INCOME         20% (c)*       GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $      63,884  $     13,363  $      55,176  $      3,241  $        1,267  $      23,406  $          69  $      4,242

           --             --            --             --            --              --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
           --         63,884        13,363         55,176         3,241           1,267         23,406             69         4,242
-----------------------------------------------------------------------------------------------------------------------------------

       (2,897)       (52,779)         (270)        18,327        20,394            (155)        21,194             --        70,352

           --             --        13,024             --           176              --         12,268             16            --

           --        128,287         9,838             --        12,333              --         27,138             --            --
-----------------------------------------------------------------------------------------------------------------------------------
       (2,897)        75,508        22,592         18,327        32,903            (155)        60,600             16        70,352
-----------------------------------------------------------------------------------------------------------------------------------

       65,486         84,151        15,204        354,987        (2,867)         12,601         (6,169)           (55)       27,484
-----------------------------------------------------------------------------------------------------------------------------------
$      62,589  $     223,543  $     51,159  $     428,490  $     33,277  $       13,713  $      77,837  $          30  $    102,078
===================================================================================================================================

===================================================================================================================================
    FEDERATED INSURANCE
     SERIES (CONTINUED)                                       FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------  -----------------------------------------------------------------------------------------------------
                                                                             DYNAMIC                        FUNDS
                  MANAGED                                   DISCIPLINED      CAPITAL        EQUITY-        MANAGER
 KAUFMANN II   VOLATILITY II    BALANCED      CONTRAFUND     SMALL CAP    APPRECIATION      INCOME         20% (c)*       GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $      63,884  $     13,363  $      55,176  $      3,241  $        1,267  $      23,406  $          69  $      4,242

       (2,897)        75,508        22,592         18,327        32,903            (155)        60,600             16        70,352

       65,486         84,151        15,204        354,987        (2,867)         12,601         (6,169)           (55)       27,484
-----------------------------------------------------------------------------------------------------------------------------------
       62,589        223,543        51,159        428,490        33,277          13,713         77,837             30       102,078
-----------------------------------------------------------------------------------------------------------------------------------

       89,332        378,647       135,181      1,127,359        52,655              --        374,824             --       125,342
      (51,310)      (187,560)     (171,099)      (119,839)       (4,053)         (4,734)       (20,103)           (32)      (82,269)
     (109,782)     1,632,629       729,235      1,717,318      (136,496)        257,472        157,246          5,597       589,852
-----------------------------------------------------------------------------------------------------------------------------------

      (71,760)     1,823,716       693,317      2,724,838       (87,894)        252,738        511,967          5,565       632,925
-----------------------------------------------------------------------------------------------------------------------------------
       (9,171)     2,047,259       744,476      3,153,328       (54,617)        266,451        589,804          5,595       735,003
-----------------------------------------------------------------------------------------------------------------------------------
      422,642        972,582       181,587      1,893,605       265,395              --        268,259             --       441,393
-----------------------------------------------------------------------------------------------------------------------------------
$     413,471  $   3,019,841  $    926,063  $   5,046,933  $    210,778  $      266,451  $     858,063  $       5,595  $  1,176,396
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                    FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                      -----------------------------------------------------------------------------
                                                                                                      INTERNATIONAL
                                                       GROWTH &         GROWTH            HIGH           CAPITAL       INVESTMENT
                                                        INCOME       OPPORTUNITIES       INCOME       APPRECIATION     GRADE BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .......................................... $   14,638     $         863   $     502,089    $      12,818   $    131,451
Expenses:
  Mortality and expense risk fees ...................         --                --              --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............     14,638               863         502,089           12,818        131,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .................      6,655             8,310         624,481            3,315         55,849
  Net realized short-term capital gain distributions
    from investments in portfolio shares ............        352                --              --               --        112,407
  Net realized long-term capital gain distributions
    from investments in portfolio shares ............         --                --              --               --         39,634
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ............................      7,007             8,310         624,481            3,315        207,890
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ................     (3,643)            5,697          62,861           70,299        (21,000)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ............................. $   18,002     $      14,870   $   1,189,431    $      86,432   $    318,341
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                      ------------------------------------------------------------------------------
                                                                                                       INTERNATIONAL
                                                         GROWTH &        GROWTH           HIGH           CAPITAL        INVESTMENT
                                                          INCOME     OPPORTUNITIES       INCOME        APPRECIATION     GRADE BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense).....................  $   14,638   $         863   $      502,089   $      12,818   $     131,451
  Net realized gain (loss) on investments in
    portfolio shares..................................       7,007           8,310          624,481           3,315         207,890
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares................      (3,643)          5,697           62,861          70,299         (21,000)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations......................................      18,002          14,870        1,189,431          86,432         318,341
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage).........................................      30,710         351,542          568,602         100,383       1,078,808
  Contract redemptions................................      (2,735)        (28,931)        (423,730)        (26,248)       (229,942)
  Net transfers.......................................     640,843         263,019        2,994,009       1,146,851       1,635,172
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions...................     668,818         585,630        3,138,881       1,220,986       2,484,038
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets...........     686,820         600,500        4,328,312       1,307,418       2,802,379
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.......................      46,143           9,191        4,602,599         161,587       3,323,103
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period.....................  $  732,963   $     609,691   $    8,930,911   $   1,469,005   $   6,125,482
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                        ALPS VARIABLE INSURANCE TRUST (s)*
                 FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)                        (IBBOTSON ETF ASSET ALLOCATION)
----------------------------------------------------------------------------------   ----------------------------------------
                                            STRATEGIC                     VALUE      AGGRESSIVE
  MID CAP       OVERSEAS     REAL ESTATE     INCOME         VALUE      STRATEGIES      GROWTH       BALANCED     CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------

$     3,644   $      8,920   $    35,559   $   203,880   $     2,772   $       732   $       546   $    38,126   $     47,769

         --             --            --            --            --            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------
      3,644          8,920        35,559       203,880         2,772           732           546        38,126         47,769
-----------------------------------------------------------------------------------------------------------------------------

     (1,720)        (3,143)      278,320       (16,905)       17,130        10,346           448        55,613         32,469

        260          1,771            --        29,997            --            --             3            --         15,310

     75,113             --        54,490        43,975            --            --             4       109,673         49,280
-----------------------------------------------------------------------------------------------------------------------------
     73,653         (1,372)      332,810        57,067        17,130        10,346           455       165,286         97,059
-----------------------------------------------------------------------------------------------------------------------------

     34,971         90,604        82,320       307,045        11,143         4,687           118        60,305        (25,214)
-----------------------------------------------------------------------------------------------------------------------------
$   112,268   $     98,152   $   450,689   $   567,992   $    31,045   $    15,765   $     1,119   $   263,717   $    119,614
=============================================================================================================================

=============================================================================================================================
                                                                                          ALPS VARIABLE INSURANCE TRUST (s)*
                 FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)                           (IBBOTSON ETF ASSET ALLOCATION)
----------------------------------------------------------------------------------   ----------------------------------------
                                            STRATEGIC                     VALUE      AGGRESSIVE
  MID CAP       OVERSEAS     REAL ESTATE     INCOME         VALUE      STRATEGIES      GROWTH       BALANCED     CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------

$     3,644   $      8,920   $    35,559   $   203,880   $     2,772   $       732   $       546   $    38,126   $     47,769
     73,653         (1,372)      332,810        57,067        17,130        10,346           455       165,286         97,059

     34,971         90,604        82,320       307,045        11,143         4,687           118        60,305        (25,214)
-----------------------------------------------------------------------------------------------------------------------------
    112,268         98,152       450,689       567,992        31,045        15,765         1,119       263,717        119,614
-----------------------------------------------------------------------------------------------------------------------------

    284,870         94,456       752,929     1,379,141        65,243        17,178            --       224,549         70,249
    (92,426)       (10,483)     (134,082)     (450,027)       (2,883)         (376)          (42)     (338,221)      (169,635)
    115,544         23,706      (200,537)   (1,721,635)       80,286       160,092        38,610       (15,875)     1,874,914
-----------------------------------------------------------------------------------------------------------------------------

    307,988        107,679       418,310      (792,521)      142,646       176,894        38,568      (129,547)     1,775,528
-----------------------------------------------------------------------------------------------------------------------------
    420,256        205,831       868,999      (224,529)      173,691       192,659        39,687       134,170      1,895,142
-----------------------------------------------------------------------------------------------------------------------------
    526,042        350,159     2,136,693     6,752,976        16,423         8,618         4,687     2,515,308      1,639,813
-----------------------------------------------------------------------------------------------------------------------------
$   946,298   $    555,990   $ 3,005,692   $ 6,528,447   $   190,114   $   201,277   $    44,374   $ 2,649,478   $  3,534,955
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                              ALPS VARIABLE INSURANCE      FIRST
                                                              TRUST (CONTINUED) (s)*       EAGLE
                                                                   (IBBOTSON ETF          VARIABLE     FRANKLIN TEMPLETON VARIABLE
                                                                 ASSET ALLOCATION)         FUNDS         INSURANCE PRODUCTS TRUST
                                                            --------------------------   -----------   -----------------------------
                                                                                                          GLOBAL
                                                                             INCOME                        REAL           HIGH
                                                                              AND                         ESTATE         INCOME
                                                               GROWTH        GROWTH        OVERSEAS    SECURITIES II  SECURITIES II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
   shares ................................................  $    20,366   $     25,906   $    74,687   $          --  $     632,990
Expenses:
  Mortality and expense risk fees ........................           --             --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................       20,366         25,906        74,687              --        632,990
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .....................................       17,910          8,805       111,999          36,049        108,778
  Net realized short-term capital gain distributions from
    investments in portfolio shares ......................           --         13,724         6,139              --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................      120,692         34,811       541,566              --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .................................      138,602         57,340       659,704          36,049        108,778
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ........................       37,492         27,005       508,013         360,122        174,691
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .......................................  $   196,460   $    110,251   $ 1,242,404   $     396,171  $     916,459
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                             ALPS VARIABLE INSURANCE       FIRST
                                                              TRUST (CONTINUED) (s)*       EAGLE
                                                                  (IBBOTSON ETF           VARIABLE     FRANKLIN TEMPLETON VARIABLE
                                                                ASSET ALLOCATION)          FUNDS         INSURANCE PRODUCTS TRUST
                                                            --------------------------   -----------   -----------------------------
                                                                                                          GLOBAL
                                                                             INCOME                        REAL           HIGH
                                                                               AND                        ESTATE         INCOME
                                                              GROWTH         GROWTH        OVERSEAS    SECURITIES II  SECURITIES II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................  $    20,366   $     25,906   $    74,687   $          --  $     632,990
  Net realized gain (loss) on investments in
    portfolio shares .....................................      138,602         57,340       659,704          36,049        108,778
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................       37,492         27,005       508,013         360,122        174,691
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................      196,460        110,251     1,242,404         396,171        916,459
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....       59,421         62,075       777,590         333,915        207,511
  Contract redemptions ...................................      (50,686)       (35,210)     (424,111)        (57,216)      (730,835)
  Net transfers ..........................................     (107,885)       883,312     1,700,880         155,112      3,378,598
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................      (99,150)       910,177     2,054,359         431,811      2,855,274
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............       97,310      1,020,428     3,296,763         827,982      3,771,733
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    1,545,705        653,189     7,386,680       1,171,932      1,328,473
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ........................  $ 1,643,015   $  1,673,617   $10,683,443   $   1,999,914  $   5,100,206
====================================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)*
-------------------------------------------------------------------------  --------------------------------------------------------
                                              TEMPLETON                                                               ALTERNATIVE
                  MUTUAL        STRATEGIC       GLOBAL         U.S.        ALL-ASSET    ALL-ASSET      ALL-ASSET       STRATEGIES
   INCOME         SHARES         INCOME          BOND         GOVERN-     AGGRESSIVE   CONSERVATIVE     MODERATE         ALLO-
SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II    MENT II    STRATEGY (e)* STRATEGY (e)*  STRATEGY (e)*  CATION (e,f)*
-----------------------------------------------------------------------------------------------------------------------------------

$     303,564  $      52,811  $     201,949  $     911,654  $   147,552  $       2,183 $       9,446  $       8,009  $          544

           --             --             --             --           --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
      303,564         52,811        201,949        911,654      147,552          2,183         9,446          8,009             544
-----------------------------------------------------------------------------------------------------------------------------------

      240,503        141,951         (4,903)         1,588       38,967            121         5,708            307          (1,750)

           --             --             --             --           --             --            --             --              --
           --             --          3,394         22,887           --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
      240,503        141,951         (1,509)        24,475       38,967            121         5,708            307          (1,750)
-----------------------------------------------------------------------------------------------------------------------------------

      111,350        134,578        259,717      1,243,952      (81,094)        14,516        34,550         36,104             882
-----------------------------------------------------------------------------------------------------------------------------------
$     655,417  $     329,340  $     460,157  $   2,180,081  $   105,425  $      16,820 $      49,704  $      44,420  $         (324)
===================================================================================================================================

===================================================================================================================================
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)              GUGGENHEIM VARIABLE INSURANCE FUNDS (d)*
-------------------------------------------------------------------------  --------------------------------------------------------
                                               TEMPLETON                                                              ALTERNATIVE
                   MUTUAL       STRATEGIC       GLOBAL         U.S.        ALL-ASSET     ALL-ASSET      ALL-ASSET      STRATEGIES
   INCOME          SHARES        INCOME          BOND         GOVERN-     AGGRESSIVE   CONSERVATIVE     MODERATE          ALLO-
SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II    MENT II    STRATEGY (e)* STRATEGY (e)*  STRATEGY (e)*  CATION (e,f)*
-----------------------------------------------------------------------------------------------------------------------------------

$     303,564  $      52,811  $     201,949  $     911,654  $   147,552  $      2,183  $      9,446   $      8,009   $          544
      240,503        141,951         (1,509)        24,475       38,967           121         5,708            307           (1,750)

      111,350        134,578        259,717      1,243,952      (81,094)       14,516        34,550         36,104              882
-----------------------------------------------------------------------------------------------------------------------------------
      655,417        329,340        460,157      2,180,081      105,425        16,820        49,704         44,420             (324)
-----------------------------------------------------------------------------------------------------------------------------------

      746,524         95,263        761,455      3,267,824      228,915        11,576        39,550         12,500               --
     (376,671)      (127,882)      (277,860)      (887,269)    (537,844)         (355)      (95,326)        (2,888)          (1,743)
    1,659,752        154,396      2,543,701      3,734,807    3,194,280          (224)     (140,389)         2,829          (27,759)
-----------------------------------------------------------------------------------------------------------------------------------

    2,029,605        121,777      3,027,296      6,115,362    2,885,351        10,997      (196,165)        12,441          (29,502)
-----------------------------------------------------------------------------------------------------------------------------------
    2,685,022        451,117      3,487,453      8,295,443    2,990,776        27,817      (146,461)        56,861          (29,826)
-----------------------------------------------------------------------------------------------------------------------------------
    5,095,370      2,206,474      2,780,553     13,043,147    5,906,320       128,492       763,815        434,646           29,826
-----------------------------------------------------------------------------------------------------------------------------------
$   7,780,392  $   2,657,591  $   6,268,006  $  21,338,590  $ 8,897,096  $    156,309  $    617,354   $    491,507   $           --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                                                           CLS
                                                           CLS            CLS          ADVISORONE           DWA             DWA
                                                        ADVISORONE     ADVISORONE        SELECT          FLEXIBLE         SECTOR
                                                       AMERIGO (e)*  CLERMONT (e)*   ALLOCATION (e)*  ALLOCATION (e)*  ROTATION (e)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ..........................................  $        --   $     11,683    $          110   $           --   $         --
Expenses:
  Mortality and expense risk fees ...................           --             --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .............           --         11,683               110               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .................     (183,241)        35,310               179          (95,010)        (8,987)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ............           --             --                --               --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ............       76,432             --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
          portfolio shares ..........................     (106,809)        35,310               179          (95,010)        (8,987)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares.............................................      374,478         75,594               202          107,531         38,660
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations ................................  $   267,669   $    122,587    $          491   $       12,521   $     29,673
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                                                           CLS
                                                           CLS            CLS          ADVISORONE           DWA             DWA
                                                        ADVISORONE    ADVISORONE         SELECT          FLEXIBLE         SECTOR
                                                       AMERIGO (e)*  CLERMONT (e)*   ALLOCATION (e)*  ALLOCATION (e)*  ROTATION (e)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................  $        --   $     11,683    $          110   $           --   $         --
  Net realized gain (loss) on investments in
    portfolio shares ................................     (106,809)        35,310               179          (95,010)        (8,987)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ..........................................      374,478         75,594               202          107,531         38,660
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ....................................      267,669        122,587               491           12,521         29,673
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .......................................           --             --             9,602          332,924         17,511
  Contract redemptions ..............................      (75,508)       (29,218)             (118)         (70,263)       (48,189)
  Net transfers .....................................   (2,359,693)    (1,144,168)              (82)        (517,469)       (54,218)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................   (2,435,201)    (1,173,386)            9,402         (254,808)       (84,896)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .........   (2,167,532)    (1,050,799)            9,893         (242,287)       (55,223)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................    3,518,653      1,774,211                --        1,278,050        780,860
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...................  $ 1,351,121   $    723,412    $        9,893   $    1,035,763   $    725,637
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    GLOBAL          MULTI-
    MANAGED          HEDGE                       RYDEX           RYDEX          RYDEX         RYDEX          RYDEX         RYDEX
    FUTURES         STRAT-         RYDEX         BASIC          BIOTE-       COMMODITIES    CONSUMER        DOW 2X        ELECT-
   STRATEGY          EGIES        BANKING      MATERIALS       CHNOLOGY       STRATEGY      PRODUCTS       STRATEGY       RONICS
    (e,g)*           (e)*           (h)*          (h)*           (h)*           (h)*          (h)*           (h)*          (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$            --  $      14,826  $      2,434 $           --  $          --  $          -- $      18,797  $          --  $        --

             --             --            --             41             45             --            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
             --         14,826         2,434            (41)           (45)            --        18,797             --           --
-----------------------------------------------------------------------------------------------------------------------------------

       (168,994)        35,902       107,376        (89,272)       475,095         18,640       203,125        378,082      (76,193)

             --             --           339         44,481             --             --            --             --           --

             --             --         1,130         61,499             --             --            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
       (168,994)        35,902       108,845         16,708        475,095         18,640       203,125        378,082      (76,193)
-----------------------------------------------------------------------------------------------------------------------------------

        (32,535)        (9,416)       43,678         42,875        (34,647)        12,112      (106,323)      (134,765)      21,942
-----------------------------------------------------------------------------------------------------------------------------------
$      (201,529) $      41,312  $    154,957 $       59,542  $     440,403  $      30,752 $     115,599  $     243,317  $   (54,251)
===================================================================================================================================

===================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    GLOBAL          MULTI-
    MANAGED          HEDGE                       RYDEX           RYDEX          RYDEX         RYDEX          RYDEX         RYDEX
    FUTURES         STRAT-         RYDEX         BASIC          BIOTE-       COMMODITIES    CONSUMER        DOW 2X        ELECT-
   STRATEGY          EGIES        BANKING      MATERIALS       CHNOLOGY       STRATEGY      PRODUCTS       STRATEGY       RONICS
    (e,g)*           (e)*           (h)*          (h)*           (h)*           (h)*          (h)*           (h)*          (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$            --  $      14,826  $      2,434 $          (41) $         (45) $          -- $      18,797  $          --  $        --
       (168,994)        35,902       108,845         16,708        475,095         18,640       203,125        378,082      (76,193)

        (32,535)        (9,416)       43,678         42,875        (34,647)        12,112      (106,323)      (134,765)      21,942
-----------------------------------------------------------------------------------------------------------------------------------
       (201,529)        41,312       154,957         59,542        440,403         30,752       115,599        243,317      (54,251)
-----------------------------------------------------------------------------------------------------------------------------------

        246,649        674,137         1,647         36,905         85,070          9,578        57,002      2,500,132          (17)
       (198,727)      (162,793)      (38,014)       (37,050)      (231,395)       (33,559)     (220,361)      (163,859)     (15,266)
        (82,462)       983,944     1,687,593      1,522,385        336,660       (981,189)   (2,914,828)     5,714,698      600,261
-----------------------------------------------------------------------------------------------------------------------------------

        (34,540)     1,495,288     1,651,226      1,522,240        190,335     (1,005,170)   (3,078,187)     8,050,971      584,978
-----------------------------------------------------------------------------------------------------------------------------------
       (236,069)     1,536,600     1,806,183      1,581,782        630,738       (974,418)   (2,962,588)     8,294,288      530,727
-----------------------------------------------------------------------------------------------------------------------------------
      1,760,276      1,274,455       545,270        376,129        939,383      1,112,859     4,399,160      1,588,942        6,632
-----------------------------------------------------------------------------------------------------------------------------------
$     1,524,207  $   2,811,055  $  2,351,453 $    1,957,911  $   1,570,121  $     138,441 $   1,436,572  $   9,883,230  $   537,359
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                    --------------------------------------------------------------------------------
                                                                                                                        RYDEX
                                                                      RYDEX          RYDEX           RYDEX           GOVERNMENT
                                                       RYDEX         ENERGY       EUROPE 1.25X     FINANCIAL          LONG BOND
                                                    ENERGY (h)*   SERVICES (h)*  STRATEGY (h)*   SERVICES (h)*   1.2X STRATEGY (h)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ........................................ $        --   $          --   $       7,668   $       3,838  $           51,093
Expenses:
  Mortality and expense risk fees .................         207             140              --               3                  --
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...........        (207)           (140)          7,668           3,835              51,093
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...............     (85,398)       (146,967)        106,200         101,803          (2,386,588)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..............................      26,984           2,551              --              --           1,868,047
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..............................      92,006         139,006              --              --             738,452
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
          portfolio shares ........................      33,592          (5,410)        106,200         101,803             219,911
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................      (1,716)         34,654          36,290          28,309              (7,252)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations .............................. $    31,669   $      29,104   $     150,158   $     133,947  $          263,752
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                    --------------------------------------------------------------------------------
                                                                                                                        RYDEX
                                                                    RYDEX           RYDEX            RYDEX           GOVERNMENT
                                                       RYDEX        ENERGY        EUROPE 1.25X      FINANCIAL         LONG BOND
                                                    ENERGY (h)*  SERVICES (h)*    STRATEGY (h)*    SERVICES (h)* 1.2X STRATEGY (h)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................. $      (207)  $        (140)  $       7,668   $       3,835  $           51,093
  Net realized gain (loss) on investments
    in portfolio shares ...........................      33,592          (5,410)        106,200         101,803             219,911
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ........................................      (1,716)         34,654          36,290          28,309              (7,252)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..................................      31,669          29,104         150,158         133,947             263,752
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .....................................      61,822          24,994              --              49           1,663,209
  Contract redemptions ............................    (147,666)       (125,518)        (40,439)        (58,461)           (743,236)
  Net transfers ...................................    (360,338)         59,220         771,007       2,190,114          (6,799,756)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...............    (446,182)        (41,304)        730,568       2,131,702          (5,879,783)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets........    (414,513)        (12,200)        880,726       2,265,649          (5,616,031)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................   1,085,980         737,314          63,209         461,882           7,770,426
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ................. $   671,467   $     725,114   $     943,935   $   2,727,531  $        2,154,395
====================================================================================================================================

* See Footnote 8 for details.

    The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                RYDEX      RYDEX INVERSE      RYDEX          RYDEX      RYDEX INVERSE       RYDEX
   RYDEX                       INVERSE      GOVERNMENT       INVERSE        INVERSE        RUSSELL        INVERSE         RYDEX
  HEALTH         RYDEX         DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)     2000(R)         S&P 500       JAPAN 2X
 CARE (h)*   INTERNET (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$        --  $          --  $          --  $          --  $          --  $          --  $          --  $          --  $          --

         70             75             55             14             --             56             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        (70)           (75)           (55)           (14)            --            (56)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------

    232,772          8,072       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717

         --             --             --             --             --             --             --             --             --

         --          9,678             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    232,772         17,750       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717
-----------------------------------------------------------------------------------------------------------------------------------

    (51,822)        25,474          1,673         (2,855)          (752)         4,600         (8,768)        (1,865)        37,976
-----------------------------------------------------------------------------------------------------------------------------------
$   180,880  $      43,149  $    (631,415) $    (298,305) $     (29,806) $      94,428  $    (159,960) $    (368,057) $      43,693
===================================================================================================================================

===================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                RYDEX      RYDEX INVERSE      RYDEX          RYDEX      RYDEX INVERSE      RYDEX
   RYDEX                       INVERSE      GOVERNMENT       INVERSE        INVERSE        RUSSELL        INVERSE         RYDEX
  HEALTH         RYDEX         DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)     2000(R)        S&P 500        JAPAN 2X
 CARE (h)*   INTERNET (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$       (70) $         (75) $         (55) $         (14) $          --  $         (56) $          --  $          --  $          --
    232,772         17,750       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717

    (51,822)        25,474          1,673         (2,855)          (752)         4,600         (8,768)        (1,865)        37,976
-----------------------------------------------------------------------------------------------------------------------------------
    180,880         43,149       (631,415)      (298,305)       (29,806)        94,428       (159,960)      (368,057)        43,693
-----------------------------------------------------------------------------------------------------------------------------------

     51,911             --          1,500         34,247             --          3,331          3,000          3,002             --
    (84,644)        (3,854)       (34,697)      (176,392)          (335)      (172,925)       (14,868)       (30,650)        (1,127)
   (610,717)       110,575        509,770      1,435,996         18,455        178,643       (683,259)       653,063        341,805
-----------------------------------------------------------------------------------------------------------------------------------

   (643,450)       106,721        476,573      1,293,851         18,120          9,049       (695,127)       625,415        340,678
-----------------------------------------------------------------------------------------------------------------------------------
   (462,570)       149,870       (154,842)       995,546        (11,686)       103,477       (855,087)       257,358        384,371
-----------------------------------------------------------------------------------------------------------------------------------
  1,427,666        329,133        210,953        207,569         45,820        673,203        955,910        305,919         19,827
-----------------------------------------------------------------------------------------------------------------------------------
$   965,096  $     479,003  $      56,111  $   1,203,115  $      34,134  $     776,680  $     100,823  $     563,277  $     404,198
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                          RYDEX                              RYDEX
                                                           RYDEX      MID CAP 1.5X         RYDEX         NASDAQ-100(R)      RYDEX
                                                        LEISURE (h)*  STRATEGY (h)*  NASDAQ-100(R) (h)* 2X STRATEGY (h)*  NOVA (h)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares............................................. $         --  $          --  $               -- $             --  $      --
Expenses:
  Mortality and expense risk fees .....................           --              1                 387               88         38
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................           --             (1)               (387)             (88)       (38)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................       70,752         75,828             215,638          613,341    322,904
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............           --             --                  --               --         --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............           --             --                  --               --         --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..............................       70,752         75,828             215,638          613,341    322,904
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................       16,168         (4,535)             15,426           62,606      7,018
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................... $     86,920  $      71,292  $          230,677 $        675,859  $ 329,884
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                                          RYDEX                              RYDEX
                                                           RYDEX      MID CAP 1.5X         RYDEX         NASDAQ-100(R)      RYDEX
                                                        LEISURE (h)*  STRATEGY (h)*  NASDAQ-100(R)(h)* 2X STRATEGY (h)*  NOVA (h)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................... $         --  $          (1) $            (387) $          (88) $      (38)
  Net realized gain (loss) on investments in
    portfolio shares ..................................       70,752         75,828            215,638         613,341      322,904
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ............................................       16,168         (4,535)            15,426          62,606        7,018
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................       86,920         71,292            230,677         675,859      329,884
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        1,986        193,012             36,434             151      582,306
  Contract redemptions ................................     (110,030)       (60,044)          (261,898)        (27,648)     (45,783)
  Net transfers .......................................      155,428        297,720           (929,891)     (1,912,554)    (619,760)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................       47,384        430,688         (1,155,355)     (1,940,051)     (83,237)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      134,304        501,980           (924,678)     (1,264,192)     246,647
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      545,523        248,119          2,709,920       2,062,511    1,901,481
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..................... $    679,827  $     750,099  $       1,785,242  $      798,319  $ 2,148,128
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                RYDEX          RYDEX                         RYDEX        RYDEX       RYDEX S&P
    RYDEX          RYDEX                       RUSSELL        RUSSELL          RYDEX        S&P 500      S&P 500       MIDCAP
   PRECIOUS        REAL          RYDEX      2000(R) 1.5X     2000(R) 2X     S&P 500 2X       PURE         PURE        400 PURE
 METALS (h)*    ESTATE (h)*  RETAILING(h)*  STRATEGY (h)*  STRATEGY (h)*   STRATEGY (h)*  GROWTH (h)*  VALUE (h)*    GROWTH (h)*
---------------------------------------------------------------------------------------------------------------------------------

$           --  $    26,177  $          --  $          --  $           --  $          --  $        --  $    18,542  $          --

            31            3             --             --              --             --           47           --             --
---------------------------------------------------------------------------------------------------------------------------------
           (31)      26,174             --             --              --             --          (47)      18,542             --
---------------------------------------------------------------------------------------------------------------------------------

    (1,008,429)     227,624        190,223        188,352          (4,096)       221,425      368,044      416,553        190,875

            --           --             --             --              --             --           --           --             --

       495,217           --             --             --              --             --       30,538           --        203,737
---------------------------------------------------------------------------------------------------------------------------------
      (513,212)     227,624        190,223        188,352          (4,096)       221,425      398,582      416,553        394,612
---------------------------------------------------------------------------------------------------------------------------------

       235,952      (68,013)       (23,280)         9,265          62,241         12,623       40,291       27,388       (117,998)
---------------------------------------------------------------------------------------------------------------------------------
$     (277,291) $   185,785  $     166,943  $     197,617  $       58,145  $     234,048  $   438,826  $   462,483  $     276,614
=================================================================================================================================

=================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                RYDEX          RYDEX                         RYDEX        RYDEX       RYDEX S&P
    RYDEX          RYDEX                       RUSSELL        RUSSELL          RYDEX        S&P 500      S&P 500       MIDCAP
   PRECIOUS        REAL          RYDEX      2000(R) 1.5X     2000(R) 2X     S&P 500 2X       PURE         PURE        400 PURE
 METALS (h)*    ESTATE (h)*  RETAILING(h)*  STRATEGY(h)*   STRATEGY (h)*   STRATEGY (h)*  GROWTH (h)*  VALUE (h)*    GROWTH (h)*
---------------------------------------------------------------------------------------------------------------------------------

$          (31) $    26,174  $          --  $          --  $           --  $          --  $       (47) $    18,542  $          --
      (513,212)     227,624        190,223        188,352          (4,096)       221,425      398,582      416,553        394,612

       235,952      (68,013)       (23,280)         9,265          62,241         12,623       40,291       27,388       (117,998)
---------------------------------------------------------------------------------------------------------------------------------
      (277,291)     185,785        166,943        197,617          58,145        234,048      438,826      462,483        276,614
---------------------------------------------------------------------------------------------------------------------------------

       233,452       24,265         53,533         77,309         101,354             (1)      15,892        1,477         62,547
      (339,072)    (175,884)      (320,872)       (50,831)        (14,999)       (62,241)    (202,663)    (171,118)      (171,232)
     1,017,823       66,537       (300,708)      (450,105)        160,258     (4,105,214)  (1,269,707)   1,256,359     (1,575,424)
---------------------------------------------------------------------------------------------------------------------------------

       912,203      (85,082)      (568,047)      (423,627)        246,613     (4,167,456)  (1,456,478)   1,086,718     (1,684,109)
---------------------------------------------------------------------------------------------------------------------------------
       634,912      100,703       (401,104)      (226,010)        304,758     (3,933,408)  (1,017,652)   1,549,201     (1,407,495)
---------------------------------------------------------------------------------------------------------------------------------
     4,031,069    1,580,243        953,658        514,175         245,164      4,497,385    2,960,164      651,660      2,740,497
---------------------------------------------------------------------------------------------------------------------------------
$    4,665,981  $ 1,680,946  $     552,554  $     288,165  $      549,922  $     563,977  $ 1,942,512  $ 2,200,861  $   1,333,002
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                         ------------------------------------------------------------------------
                                                         RYDEX S&P     RYDEX S&P    RYDEX S&P        RYDEX
                                                           MIDCAP      SMALLCAP      SMALLCAP    STRENGTHENING
                                                          400 PURE     600 PURE      600 PURE      DOLLAR 2X          RYDEX
                                                         VALUE (h)*   GROWTH (h)*   VALUE (h)*   STRATEGY (h)*   TECHNOLOGY (h)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       --   $        --   $       --   $          --   $            --
Expenses:
  Mortality and expense risk fees .....................          --            --            3              --                --
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..................          --            --           (3)             --                --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................     182,077       247,343       94,242        (250,893)           57,953
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ............................................          --            --           --              --                --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares ............................................          --            --           --              --           114,373
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ...............................     182,077       247,343       94,242        (250,893)          172,326
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................      (2,070)      (24,029)      14,594           7,038           (31,642)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .....................................  $  180,007   $   223,314   $  108,833   $    (243,855)  $       140,684
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                         ------------------------------------------------------------------------
                                                          RYDEX S&P    RYDEX S&P    RYDEX S&P        RYDEX
                                                           MIDCAP       SMALLCAP    SMALLCAP     STRENGTHENING
                                                          400 PURE      600 PURE    600 PURE       DOLLAR 2X          RYDEX
                                                         VALUE (h)*   GROWTH (h)*  VALUE (h)*    STRATEGY (h)*   TECHNOLOGY (h)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       --   $        --  $        (3)  $          --   $            --
  Net realized gain (loss) on investments in
    portfolio shares ..................................     182,077       247,343       94,242        (250,893)          172,326
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ............................................      (2,070)      (24,029)      14,594           7,038           (31,642)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................     180,007       223,314      108,833        (243,855)          140,684
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................     146,478        17,958       74,542          11,000            70,368
  Contract redemptions ................................     (93,705)     (248,612)    (141,446)        (30,912)         (122,842)
  Net transfers .......................................     236,698    (2,900,812)     581,551      (2,595,666)          297,818
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................     289,471    (3,131,466)     514,647      (2,615,578)          245,344
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........     469,478    (2,908,152)     623,480      (2,859,433)          386,028
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................     522,038     3,528,867      690,458       3,179,443           590,063
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................  $  991,516   $   620,715  $ 1,313,938   $     320,010   $       976,091
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      VARIABLE
                              RYDEX U.S.                       RYDEX                       VARIABLE      VARIABLE      SERIES
    RYDEX         RYDEX       GOVERNMENT                     WEAKENING                      SERIES        SERIES      STYLEPLUS
 TELECOMMUN-     TRANSPO-       MONEY          RYDEX         DOLLAR 2X     LONG SHORT    WORLD EQUITY      HIGH         LARGE
ICATIONS (h)*  RTATION (h)*  MARKET (h)*   UTILITIES (h)*  STRATEGY (h)*  EQUITY (e,r)*  INCOME (e,u)*  YIELD (e)*  GROWTH (e,v)*
---------------------------------------------------------------------------------------------------------------------------------

$         755  $         --  $        370  $       70,279  $          --  $          --  $          --  $       --  $          --

           --            --            52              13             --              5             --          --             --
---------------------------------------------------------------------------------------------------------------------------------
          755            --           318          70,266             --             (5)            --          --             --
---------------------------------------------------------------------------------------------------------------------------------

      (52,740)       23,842            --         102,547        (93,513)        19,964           (489)    252,323         26,979

           --            --            34              --             --             --             --          --             --

           --            --            --              --             --             --             --          --             --
---------------------------------------------------------------------------------------------------------------------------------
      (52,740)       23,842            34         102,547        (93,513)        19,964           (489)    252,323         26,979
---------------------------------------------------------------------------------------------------------------------------------

       14,321        99,285            --        (248,518)         2,436         (7,252)        74,548     125,795          7,639
---------------------------------------------------------------------------------------------------------------------------------
$     (37,664) $    123,127  $        352  $      (75,705) $     (91,077) $      12,707  $      74,059  $  378,118  $      34,618
=================================================================================================================================

=================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      VARIABLE
                              RYDEX U.S.                       RYDEX                       VARIABLE      VARIABLE      SERIES
    RYDEX         RYDEX       GOVERNMENT                     WEAKENING                      SERIES        SERIES      STYLEPLUS
 TELECOMMUN-     TRANSPO-       MONEY          RYDEX         DOLLAR 2X     LONG SHORT    WORLD EQUITY      HIGH         LARGE
ICATIONS (h)*  RTATION (h)*  MARKET (h)*   UTILITIES (h)*  STRATEGY (h)*  EQUITY (e,r)*  INCOME (e,u)*  YIELD (e)*  GROWTH (e,v)*
---------------------------------------------------------------------------------------------------------------------------------

$         755  $         --  $        318  $       70,266  $          --  $          (5) $          --  $       --  $          --
      (52,740)       23,842            34         102,547        (93,513)        19,964           (489)    252,323         26,979

       14,321        99,285            --        (248,518)         2,436         (7,252)        74,548     125,795          7,639
---------------------------------------------------------------------------------------------------------------------------------
      (37,664)      123,127           352         (75,705)       (91,077)        12,707         74,059     378,118         34,618
---------------------------------------------------------------------------------------------------------------------------------

        4,845            12       392,108         167,224             (1)            --         36,331       9,505      1,146,546
       (5,577)      (13,577)   (4,560,069)       (248,679)       (61,723)       (27,766)        (5,201)    (51,660)        (5,377)
      263,732     1,283,518   (42,711,593)     (3,221,806)       138,589        (59,040)       579,594   4,391,888       (574,113)
---------------------------------------------------------------------------------------------------------------------------------

      263,000     1,269,953   (46,879,554)     (3,303,261)        76,865        (86,806)       610,724   4,349,733        567,056
---------------------------------------------------------------------------------------------------------------------------------
      225,336     1,393,080   (46,879,202)     (3,378,966)       (14,212)       (74,099)       684,783   4,727,851        601,674
---------------------------------------------------------------------------------------------------------------------------------
      186,289       649,947    55,133,742       5,892,159        101,821        274,299         26,168     322,415             --
---------------------------------------------------------------------------------------------------------------------------------
$     411,625  $  2,043,027  $  8,254,540  $    2,513,193  $      87,609  $     200,200  $     710,951  $5,050,266  $     601,674
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                 -----------------------------------------------------------------------------------
                                                     VARIABLE        VARIABLE   VARIABLE SERIES      VARIABLE          VARIABLE
                                                      SERIES          SERIES        MANAGED           SERIES            SERIES
                                                     STYLEPLUS      LARGE CAP        ASSET           STYLEPLUS      STYLEPLUS SMALL
                                                 LARGE CORE (e,w)*  VALUE (e)*  ALLOCATION (e)*  MID GROWTH (e,x)*   GROWTH (e,y)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..........................  $              --  $       --  $            --  $              --  $            --
Expenses:
  Mortality and expense risk fees .............                 --          --               --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........                 --          --               --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...........                681          --            5,200                206           (2,974)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..........................                 --          --               --                 --               --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..........................                 --          --               --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares .......                681          --            5,200                206           (2,974)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ............................              2,386         536            4,715             43,545            4,788
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .......................  $           3,067  $      536  $         9,915  $          43,751  $         1,814
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                 -----------------------------------------------------------------------------------
                                                     VARIABLE        VARIABLE   VARIABLE SERIES      VARIABLE           VARIABLE
                                                      SERIES          SERIES        MANAGED           SERIES             SERIES
                                                     STYLEPLUS      LARGE CAP        ASSET           STYLEPLUS      STYLEPLUS SMALL
                                                 LARGE CORE (e,w)*  VALUE (e)*  ALLOCATION (e)*  MID GROWTH (e,x)*   GROWTH (e,y)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............  $              --  $       --  $            --  $              --  $            --
  Net realized gain (loss) on investments
    in portfolio shares .......................                681          --            5,200                206           (2,974)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..........................              2,386         536            4,715             43,545            4,788
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .........................              3,067         536            9,915             43,751            1,814
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) ......................             65,950      11,201           25,245             96,644               --
  Contract redemptions ........................                (80)        (10)          (3,357)           (17,640)             (30)
  Net transfers ...............................            (18,124)     18,504           45,581             (4,154)          (7,546)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ......             47,746      29,695           67,469             74,850           (7,576)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...             50,813      30,231           77,384            118,601           (5,762)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............             19,850          --           48,005            299,160           37,907
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............  $          70,663  $   30,231  $       125,389  $         417,761  $        32,145
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
       GUGGENHEIM
   VARIABLE INSURANCE         HATTERAS
 FUNDS (d)* (CONTINUED)         FUNDS                                INVESCO VARIABLE INSURANCE FUNDS
-------------------------  ---------------  ----------------------------------------------------------------------------------
 VARIABLE      VARIABLE
  SERIES     SERIES U.S.        ALPHA                                                                     GLOBAL      GLOBAL
 SMALL CAP   TOTAL RETURN      HEDGED        BALANCED-RISK       CAPITAL         CORE      DIVERSIFIED    HEALTH       REAL
VALUE (e)*   BOND (e,z)*   STRATEGIES (i)*  ALLOCATION (c)*  DEVELOPMENT (j)*   EQUITY    DIVIDEND (k)*    CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------

$        --  $         --  $        15,600  $        18,233  $             --  $  10,129  $      19,808  $      --  $   18,248

         --            --               --               --                --         11             --         70         761
------------------------------------------------------------------------------------------------------------------------------
         --            --           15,600           18,233                --     10,118         19,808        (70)     17,487
------------------------------------------------------------------------------------------------------------------------------

       (913)          629              (12)          20,541            22,151     42,734         87,315     80,059     (15,568)

         --            --              904              373                --         --             --         --          --

         --            --               --            7,979                --         --             --         --          --
------------------------------------------------------------------------------------------------------------------------------
       (913)          629              892           28,893            22,151     42,734         87,315     80,059     (15,568)
------------------------------------------------------------------------------------------------------------------------------

     64,728         2,487          (17,785)          21,055               689     62,956         40,794     15,474     660,693
------------------------------------------------------------------------------------------------------------------------------
$    63,815  $      3,116  $        (1,293) $        68,181  $         22,840  $ 115,808  $     147,917  $  95,463  $  662,612
==============================================================================================================================

==============================================================================================================================
       GUGGENHEIM
   VARIABLE INSURANCE         HATTERAS
 FUNDS (d)* (CONTINUED)         FUNDS                                INVESCO VARIABLE INSURANCE FUNDS
-------------------------  ---------------  ----------------------------------------------------------------------------------
 VARIABLE      VARIABLE
  SERIES     SERIES U.S.        ALPHA                                                                     GLOBAL      GLOBAL
 SMALL CAP   TOTAL RETURN      HEDGED        BALANCED-RISK       CAPITAL         CORE      DIVERSIFIED    HEALTH       REAL
VALUE (e)*   BOND (e,z)*   STRATEGIES (i)*  ALLOCATION (c)*  DEVELOPMENT (j)*   EQUITY    DIVIDEND (k)*    CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------

$        --  $         --  $        15,600  $        18,233  $             --  $  10,118  $      19,808  $     (70) $   17,487
       (913)          629              892           28,893            22,151     42,734         87,315     80,059     (15,568)

     64,728         2,487          (17,785)          21,055               689     62,956         40,794     15,474     660,693
------------------------------------------------------------------------------------------------------------------------------
     63,815         3,116           (1,293)          68,181            22,840    115,808        147,917     95,463     662,612
------------------------------------------------------------------------------------------------------------------------------

    166,027            --          114,538           98,554              (464)   101,736        130,233    571,706     179,434
     (7,318)       (4,037)            (799)         (98,508)           (1,365)    (9,075)       (54,355)   (37,692)   (317,398)
    315,204        19,764          113,505        3,189,212          (320,947)  (152,611)       593,204   (764,461)  1,361,465
------------------------------------------------------------------------------------------------------------------------------

    473,913        15,727          227,244        3,189,258          (322,776)   (59,950)       669,082   (230,447)  1,223,501
------------------------------------------------------------------------------------------------------------------------------
    537,728        18,843          225,951        3,257,439          (299,936)    55,858        816,999   (134,984)  1,886,113
------------------------------------------------------------------------------------------------------------------------------
    140,206        51,252               --               --           299,936    800,789        483,149    347,533   2,020,298
------------------------------------------------------------------------------------------------------------------------------
$   677,934  $     70,095  $       225,951  $     3,257,439  $             --  $ 856,647  $   1,300,148  $ 212,549  $3,906,411
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=============================================================================================================================
                                                                   INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                                       ----------------------------------------------------------------------
                                                                                                       MID
                                                       GOVERNMENT        HIGH       INTERNATIONAL   CAP CORE       MONEY
                                                       SECURITIES        YIELD          GROWTH       EQUITY     MARKET (c)*
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ................................  $    41,552   $    251,912   $      55,456   $      --   $     16,814
Expenses:
  Mortality and expense risk fees ...................           --            272              --          --            306
-----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............       41,552        251,640          55,456          --         16,508
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .................       42,172      1,638,015        (123,558)    (26,944)            --
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ................................           --             --              --          --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ................................           --             --              --       6,784             --
-----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ............................       42,172      1,638,015        (123,558)    (20,160)            --
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ................      (32,684)       (83,822)        560,084      88,776             --
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .............................  $    51,040   $  1,805,833   $     491,982   $  68,616   $     16,508
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=============================================================================================================================
                                                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                                       ----------------------------------------------------------------------
                                                                                                       MID
                                                       GOVERNMENT        HIGH       INTERNATIONAL    CAP CORE      MONEY
                                                       SECURITIES        YIELD         GROWTH         EQUITY    MARKET (c)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................  $    41,552   $    251,640   $      55,456   $      --   $     16,508
  Net realized gain (loss) on investments in
    portfolio shares ................................       42,172      1,638,015        (123,558)    (20,160)            --
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ..........................................      (32,684)       (83,822)        560,084      88,776             --
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ....................................       51,040      1,805,833         491,982      68,616         16,508
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .......................................       86,063        825,772         549,366     178,140    141,627,893
  Contract redemptions ..............................     (127,922)      (672,303)       (290,425)    (38,120)   (15,402,105)
  Net transfers .....................................   (1,596,185)   (19,173,711)      2,195,478     106,085    (45,887,396)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................   (1,638,044)   (19,020,242)      2,454,419     246,105     80,338,392
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .........   (1,587,004)   (17,214,409)      2,946,401     314,721     80,354,900
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................    2,688,037     21,982,860       2,536,405     588,106             --
-----------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...................  $ 1,101,033   $  4,768,451   $   5,482,806   $ 902,827   $ 80,354,900
=============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                      INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)               IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------------------------------------------   ----------------------------------------------
                              EQUITY AND    GROWTH AND         VALUE            ASSET                            DIVIDEND
TECHNOLOGY   COMSTOCK (aa)*  INCOME (ab)*  INCOME (ac)*  OPPORTUNITIES (l)*   STRATEGY    BALANCED     BOND    OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------

$        --  $        5,574  $      8,881  $     12,797  $            2,814  $    75,138  $   6,032  $  9,970  $       8,336

         14              --            --            --                  --           --         --        --             --
----------------------------------------------------------------------------------------------------------------------------
        (14)          5,574         8,881        12,797               2,814       75,138      6,032     9,970          8,336
----------------------------------------------------------------------------------------------------------------------------

    (63,317)         32,595        15,937        37,424              18,435      359,714     11,717     8,260         38,391

         --              --            --            --                  --           --         --       236             --

         --              --            --            --                  --           --     21,845     2,293             --
----------------------------------------------------------------------------------------------------------------------------

    (63,317)         32,595        15,937        37,424              18,435      359,714     33,562    10,789         38,391
----------------------------------------------------------------------------------------------------------------------------

     16,005           7,567         7,351         3,061               8,797      672,043     26,733       745         50,214
----------------------------------------------------------------------------------------------------------------------------
$   (47,326) $       45,736  $     32,169  $     53,282  $           30,046  $ 1,106,895  $  66,327  $ 21,504  $      96,941
============================================================================================================================

============================================================================================================================
                INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------------------------------------------   ----------------------------------------------
                              EQUITY AND    GROWTH AND          VALUE           ASSET                            DIVIDEND
TECHNOLOGY   COMSTOCK (aa)*  INCOME (ab)*  INCOME (ac)*  OPPORTUNITIES (l)*   STRATEGY    BALANCED     BOND    OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------

$     (14)   $        5,574  $      8,881  $     12,797  $            2,814  $    75,138  $   6,032  $  9,970  $       8,336
  (63,317)           32,595        15,937        37,424              18,435      359,714     33,562    10,789         38,391

   16,005             7,567         7,351         3,061               8,797      672,043     26,733       745         50,214
----------------------------------------------------------------------------------------------------------------------------
  (47,326)           45,736        32,169        53,282              30,046    1,106,895     66,327    21,504         96,941
----------------------------------------------------------------------------------------------------------------------------

   17,147            23,378       133,416       211,181                  --      792,961    122,595   141,276         12,915
  (18,280)          (15,933)       (1,196)       (4,904)             (1,787)    (430,035)  (134,706)  (15,649)      (182,844)
  168,558            91,356       134,180       (26,226)             83,635   (1,392,619)   312,496   151,045       (444,617)
----------------------------------------------------------------------------------------------------------------------------

  167,425            98,801       266,400       180,051              81,848   (1,029,693)   300,385   276,672       (614,546)
----------------------------------------------------------------------------------------------------------------------------
  120,099           144,537       298,569       233,333             111,894       77,202    366,712   298,176       (517,605)
----------------------------------------------------------------------------------------------------------------------------
   96,184           160,239       136,566       395,877               5,384    6,533,695    384,431   199,382        726,653
----------------------------------------------------------------------------------------------------------------------------
$ 216,283    $      304,776  $    435,135  $    629,210  $          117,278  $ 6,610,897  $ 751,143  $497,558  $     209,048
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS(CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                           GLOBAL
                                                                             GLOBAL        NATURAL                      HIGH
                                                              ENERGY          BOND        RESOURCES      GROWTH        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares...  $        --   $     16,713   $        --   $        97   $   165,331
Expenses:
  Mortality and expense risk fees.........................           --             --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense).....................           --         16,713            --            97       165,331
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares...................................       12,072          3,846      (127,791)        1,651        14,311
  Net realized short-term capital gain distributions
    from investments in portfolio shares..................           --            574            --         2,121            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares..................           --             --        17,718         9,383            --
---------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares............................................       12,072          4,420      (110,073)       13,155        14,311
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares.........................        2,546         (5,871)      104,920          (534)      353,240
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations........................................  $    14,618   $     15,262   $    (5,153)  $    12,718   $   532,882
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                        IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                           GLOBAL
                                                                             GLOBAL        NATURAL                      HIGH
                                                              ENERGY          BOND        RESOURCES      GROWTH        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense).........................  $        --  $      16,713  $         --  $         97  $    165,331
  Net realized gain (loss) on investments in portfolio
   shares.................................................       12,072          4,420      (110,073)       13,155        14,311
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares.......................        2,546         (5,871)      104,920          (534)      353,240
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations..........................................       14,618         15,262        (5,153)       12,718       532,882
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage).....       35,315            404       121,756         3,144       554,422
  Contract redemptions....................................      (25,286)        (6,808)      (21,652)      (12,662)     (137,371)
  Net transfers...........................................      563,557        586,054       410,178        41,442     4,155,544
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions................................      573,586        579,650       510,282        31,924     4,572,595
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets...............      588,204        594,912       505,129        44,642     5,105,477
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................      488,005         91,250       338,694        90,075     1,502,523
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period.........................  $ 1,076,209   $    686,162   $   843,823   $   134,717  $  6,608,000
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
          IVY FUNDS INSURANCE
         PORTFOLIOS(CONTINUED)                                    JANUS ASPEN SERIES - INSTITUTIONAL
----------------------------------------  -----------------------------------------------------------------------------------
                                                                                                                   PERKINS
  MID CAP     SCIENCE AND                                                                                          MID CAP
  GROWTH      TECHNOLOGY     VALUE       BALANCED     ENTERPRISE        FORTY          JANUS        OVERSEAS        VALUE
-----------------------------------------------------------------------------------------------------------------------------

$        --   $        --  $    7,036   $   193,223   $        --   $      11,428   $      4,248   $     36,363   $    56,998

         --            --          --            --         1,336              --            546             18            --
-----------------------------------------------------------------------------------------------------------------------------
         --            --       7,036       193,223        (1,336)         11,428          3,702         36,345        56,998
-----------------------------------------------------------------------------------------------------------------------------

    (69,906)      (20,098)     11,356       136,557       388,096          65,293        104,511       (368,055)      269,552

      7,524            --         270            --            --              --             --             --            --

    156,829        28,789      42,931       471,954            --              --         14,198        540,265       368,024
-----------------------------------------------------------------------------------------------------------------------------
     94,447         8,691      54,557       608,511       388,096          65,293        118,709        172,210       637,576
-----------------------------------------------------------------------------------------------------------------------------

    108,518        89,639      34,389        67,322        70,719         221,048         33,475        575,032       (88,739)
-----------------------------------------------------------------------------------------------------------------------------
$   202,965   $    98,330  $   95,982   $   869,056    $  457,479   $     297,769   $    155,886   $    783,587   $   605,835
=============================================================================================================================

=============================================================================================================================
          IVY FUNDS INSURANCE
         PORTFOLIOS(CONTINUED)                                     JANUS ASPEN SERIES - INSTITUTIONAL
----------------------------------------   ----------------------------------------------------------------------------------
                                                                                                                   PERKINS
  MID CAP     SCIENCE AND                                                                                          MID CAP
  GROWTH      TECHNOLOGY     VALUE       BALANCED      ENTERPRISE       FORTY          JANUS        OVERSEAS        VALUE
-----------------------------------------------------------------------------------------------------------------------------

$        --   $        --  $    7,036   $   193,223   $    (1,336)  $      11,428   $      3,702   $     36,345   $    56,998

     94,447         8,691      54,557       608,511       388,096          65,293        118,709        172,210       637,576

    108,518        89,639      34,389        67,322        70,719         221,048         33,475        575,032       (88,739)
-----------------------------------------------------------------------------------------------------------------------------
    202,965        98,330      95,982       869,056       457,479         297,769        155,886        783,587       605,835
-----------------------------------------------------------------------------------------------------------------------------

    284,853        45,350       6,457       135,786        88,935          86,839         56,120        776,280       533,903
    (28,265)       (4,267)    (14,754)     (471,610)     (157,079)        (32,676)       (81,005)      (327,209)     (348,787)
   (430,990)       83,503     (59,087)      171,851       898,055         240,259       (379,416)    (1,352,477)     (270,855)
-----------------------------------------------------------------------------------------------------------------------------

   (174,402)      124,586     (67,384)     (163,973)      829,911         294,422       (404,301)      (903,406)      (85,739)
-----------------------------------------------------------------------------------------------------------------------------
     28,563       222,916      28,598       705,083     1,287,390         592,191       (248,415)      (119,819)      520,096
-----------------------------------------------------------------------------------------------------------------------------
  1,564,783       366,818     517,546     6,524,569     2,491,786       1,344,721        941,376      5,761,242     5,531,256
-----------------------------------------------------------------------------------------------------------------------------
$ 1,593,346   $   589,734  $  546,144   $ 7,229,652   $ 3,779,176   $   1,936,912   $    692,961   $  5,641,423   $ 6,051,352
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                 JANUS ASPEN
                                                    SERIES
                                                INSTITUTIONAL      JANUS ASPEN
                                                 (CONTINUED)      SERIES-SERVICE               LAZARD RETIREMENT SERIES
                                                --------------   ----------------   -----------------------------------------------
                                                                                      EMERGING                       MULTI-ASSET
                                                    GLOBAL           FLEXIBLE         MARKETS      INTERNATIONAL      TARGETED
                                                RESEARCH (ad)*      BOND (c)*          EQUITY          EQUITY      VOLATILITY (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares .....................   $        3,525   $         41,654   $    213,303   $      38,793   $             1
Expenses:
  Mortality and expense risk fees ...........              815                 --             23              --                --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .......            2,710             41,654        213,280          38,793                 1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in portfolio
    shares ..................................          (21,933)           (30,070)        85,337          37,290                --
  Net realized short-term capital
    gain distributions from investments
    in portfolio shares .....................               --              6,563             --              --                15
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ........................               --             26,256        154,861              --                --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares .....          (21,933)             2,749        240,198          37,290                15
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares ...........           88,965              3,558      1,690,929         256,549               (51)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from operations ..............   $       69,742   $         47,961   $  2,144,407   $     332,632   $           (35)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                 JANUS ASPEN
                                                    SERIES
                                                INSTITUTIONAL      JANUS ASPEN
                                                 (CONTINUED)      SERIES-SERVICE              LAZARD RETIREMENT SERIES
                                                --------------   ----------------   -----------------------------------------------
                                                                                      EMERGING                       MULTI-ASSET
                                                    GLOBAL           FLEXIBLE         MARKETS      INTERNATIONAL      TARGETED
                                                RESEARCH (ad)*      BOND (c)*          EQUITY          EQUITY      VOLATILITY (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) ...............................   $        2,710   $         41,654   $    213,280   $      38,793   $             1
  Net realized gain (loss) on investments
    in portfolio shares .....................          (21,933)             2,749        240,198          37,290                15
  Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares .........................           88,965              3,558      1,690,929         256,549               (51)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ............           69,742             47,961      2,144,407         332,632               (35)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase  payments
  (including breakage) ......................           10,030            302,479      1,131,435         344,311                --
  Contract redemptions ......................          (33,405)            (8,500)      (638,513)        (20,891)               --
  Net transfers .............................          (76,913)           336,687      2,696,702       1,095,665             8,772
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ....         (100,288)           630,666      3,189,624       1,419,085             8,772
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
        net assets ..........................          (30,546)           678,627      5,334,031       1,751,717             8,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............          404,794                 --      8,772,184         861,053                --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...........   $      374,248   $        678,627   $ 14,106,215   $   2,612,770   $         8,737
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                                                   LEGG MASON
                                                                                                                    PARTNERS
  LAZARD RETIREMENT                                                                                                 VARIABLE
  SERIES (CONTINUED)                           LEGG MASON PARTNERS VARIABLE EQUITY TRUST                          INCOME TRUST
----------------------   --------------------------------------------------------------------------------------   ------------
    US                                                                                                              WESTERN
SMALL-MID       US       CLEARBRIDGE   CLEARBRIDGE     CLEARBRIDGE    CLEARBRIDGE   CLEARBRIDGE      DYNAMIC         ASSET
   CAP       STRATEGIC   AGGRESSIVE       EQUITY      ALL CAP (af)*    LARGE CAP     SMALL CAP       MULTI-       GLOBAL HIGH
  EQUITY      EQUITY       GROWTH      INCOME (ae)*       VALUE         GROWTH      GROWTH (c)*   STRATEGY (c)*    YIELD BOND
------------------------------------------------------------------------------------------------------------------------------

$       --   $   1,401   $     4,312   $     39,912   $       7,523   $     3,648   $       245   $          24   $  1,099,753

        --          --            --             --              --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------
        --       1,401         4,312         39,912           7,523         3,648           245              24      1,099,753
------------------------------------------------------------------------------------------------------------------------------

   (60,985)         54        49,871        136,894          10,872        52,036        21,581              --        396,504

    22,195          --            --             --              --         3,327           895              --             --

   111,946          --        39,425             --              --        31,014        12,487              --             --
------------------------------------------------------------------------------------------------------------------------------
    73,156          54        89,296        136,894          10,872        86,377        34,963              --        396,504
------------------------------------------------------------------------------------------------------------------------------

   (24,816)     14,229        86,853        (28,698)         47,708       (33,027)       (2,125)            (16)      (131,849)
------------------------------------------------------------------------------------------------------------------------------
$   48,340   $  15,684   $   180,461   $    148,108   $      66,103   $    56,998   $    33,083   $           8   $  1,364,408
==============================================================================================================================

==============================================================================================================================
                                                                                                                   LEGG MASON
                                                                                                                    PARTNERS
  LAZARD RETIREMENT                                                                                                 VARIABLE
  SERIES (CONTINUED)                           LEGG MASON PARTNERS VARIABLE EQUITY TRUST                          INCOME TRUST
----------------------   --------------------------------------------------------------------------------------   ------------
    US                                                                                                              WESTERN
SMALL-MID       US       CLEARBRIDGE   CLEARBRIDGE    CLEARBRIDGE     CLEARBRIDGE   CLEARBRIDGE     DYNAMIC          ASSET
   CAP       STRATEGIC   AGGRESSIVE      EQUITY       ALL CAP (af)*    LARGE CAP     SMALL CAP       MULTI-       GLOBAL HIGH
  EQUITY      EQUITY       GROWTH      INCOME (ae)*      VALUE          GROWTH      GROWTH (c)*   STRATEGY (c)*    YIELD BOND
------------------------------------------------------------------------------------------------------------------------------

$       --   $   1,401   $     4,312   $     39,912   $       7,523   $     3,648   $       245   $          24   $  1,099,753

    73,156          54        89,296        136,894          10,872        86,377        34,963              --        396,504

   (24,816)     14,229        86,853        (28,698)         47,708       (33,027)       (2,125)            (16)      (131,849)
------------------------------------------------------------------------------------------------------------------------------
    48,340      15,684       180,461        148,108          66,103        56,998        33,083               8      1,364,408
------------------------------------------------------------------------------------------------------------------------------

    20,088          --       151,859        381,389             700       124,990        16,830               1        261,568
    (6,790)        (86)      (85,612)      (175,504)        (58,582)      (37,862)      (57,741)             --       (653,371)
  (121,469)     (3,262)     (166,542)       744,090          (8,609)      109,520       256,091           2,250     15,481,779
------------------------------------------------------------------------------------------------------------------------------

  (108,171)     (3,348)     (100,295)       949,975         (66,491)      196,648       215,180           2,251     15,089,976
------------------------------------------------------------------------------------------------------------------------------
   (59,831)     12,336        80,166      1,098,083            (388)      253,646       248,263           2,259     16,454,384
------------------------------------------------------------------------------------------------------------------------------
   456,395     114,646       970,325        509,682         450,685       102,225            --              --        963,391
------------------------------------------------------------------------------------------------------------------------------
$  396,564   $ 126,982   $ 1,050,491   $  1,607,765   $     450,297   $   355,871   $   248,263   $       2,259   $ 17,417,775
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

==================================================================================================================================
                                                               LEGG MASON
                                                                PARTNERS
                                                                VARIABLE
                                                              INCOME TRUST
                                                              (CONTINUED)                  LORD ABBETT SERIES FUND
                                                              ------------   -----------------------------------------------------
                                                                WESTERN
                                                                 ASSET                      CALIBRATED                   GROWTH
                                                               STRATEGIC        BOND         DIVIDEND      CLASSIC        AND
                                                                  BOND       DEBENTUR0E    GROWTH (ag)*     STOCK        INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...   $     50,794   $   520,802   $     10,573   $    3,302   $   14,654
Expenses:
  Mortality and expense risk fees .........................             --            --              5           --          414
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................         50,794       520,802         10,568        3,302       14,240
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................         16,278        34,187         31,801       14,765       (7,537)
  Net realized short-term capital gain distributions from
    investments in portfolio shares .......................             --        16,236             --           --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .......................             --        95,238             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...........................................         16,278       145,661         31,801       14,765       (7,537)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................         43,517       (25,733)           (24)      27,781      151,837
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................   $    110,589   $   640,730   $     42,345   $   45,848   $  158,540
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

==================================================================================================================================
                                                               LEGG MASON
                                                                PARTNERS
                                                                VARIABLE
                                                              INCOME TRUST
                                                              (CONTINUED)                  LORD ABBETT SERIES FUND
                                                              ------------   -----------------------------------------------------
                                                                WESTERN
                                                                 ASSET                      CALIBRATED                   GROWTH
                                                               STRATEGIC        BOND         DIVIDEND      CLASSIC        AND
                                                                  BOND        DEBENTURE    GROWTH (ag)*     STOCK        INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $     50,794   $   520,802   $     10,568   $    3,302   $   14,240
  Net realized gain (loss) on investments in portfolio
    shares ................................................         16,278       145,661         31,801       14,765       (7,537)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .......................         43,517       (25,733)           (24)      27,781      151,837
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..........................................        110,589       640,730         42,345       45,848      158,540
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....          2,453       549,313              2      110,908      175,737
  Contract redemptions ....................................        (50,721)     (220,351)       (21,352)     (24,963)     (16,345)
  Net transfers ...........................................        712,121     1,384,295        (49,679)    (117,934)     (24,122)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions.................................        663,853     1,713,257        (71,029)     (31,989)     135,270
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............        774,442     2,353,987        (28,684)      13,859      293,810
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      1,136,892     7,526,279        349,620      306,344    1,237,997
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .........................   $  1,911,334   $ 9,880,266   $    320,936   $  320,203   $1,531,807
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                         NEUBERGER BERMAN ADVISERS
 (CONTINUED)                                  NATIONWIDE VARIABLE INSURANCE TRUST                         MANAGEMENT TRUST
-------------                 --------------------------------------------------------------------   -------------------------
INTERNATIONAL     MERGER         BOND      INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     LARGE CAP      MID-CAP
OPPORTUNITIES     FUND VL       INDEX          INDEX          INDEX         INDEX         INDEX       VALUE (m)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------

$      19,178   $        --   $   52,912   $      67,492   $    20,867   $    78,431   $    27,235   $     5,925   $        --

           --            --           --              --            --            --            --            62            --
------------------------------------------------------------------------------------------------------------------------------
       19,178            --       52,912          67,492        20,867        78,431        27,235         5,863            --
------------------------------------------------------------------------------------------------------------------------------

       12,094      (100,453)      77,761          23,290       111,868       151,675       123,032        42,014       226,162

           --        83,019        4,780              --         3,897            --            --            --            --

       16,104            --       14,298              --        96,979            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
       28,198       (17,434)      96,839          23,290       212,744       151,675       123,032        42,014       226,162
------------------------------------------------------------------------------------------------------------------------------

       56,813       145,267      (69,645)        280,573        26,936       224,702        78,331       173,018       101,285
------------------------------------------------------------------------------------------------------------------------------
$     104,189   $   127,833   $   80,106   $     371,355   $   260,547   $   454,808   $   228,598   $   220,895   $   327,447
==============================================================================================================================

==============================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                         NEUBERGER BERMAN ADVISERS
 (CONTINUED)                                  NATIONWIDE VARIABLE INSURANCE TRUST                         MANAGEMENT TRUST
-------------                 --------------------------------------------------------------------   -------------------------
INTERNATIONAL     MERGER         BOND      INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     LARGE CAP      MID-CAP
OPPORTUNITIES     FUND VL       INDEX          INDEX          INDEX         INDEX         INDEX       VALUE (m)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------

$      19,178   $        --   $   52,912   $      67,492   $    20,867   $    78,431   $    27,235   $     5,863   $        --
       28,198       (17,434)      96,839          23,290       212,744       151,675       123,032        42,014       226,162

       56,813       145,267      (69,645)        280,573        26,936       224,702        78,331       173,018       101,285
------------------------------------------------------------------------------------------------------------------------------
      104,189       127,833       80,106         371,355       260,547       454,808       228,598       220,895       327,447
------------------------------------------------------------------------------------------------------------------------------

      143,032       606,765      222,644         163,776        13,998       226,611        92,739        20,700     1,066,227
      (10,978)     (135,648)    (417,374)       (145,892)     (132,162)     (294,041)      (98,962)      (97,621)     (137,622)
      296,038       693,059     (698,638)        324,021       398,166       382,558       343,812      (800,365)      175,901
------------------------------------------------------------------------------------------------------------------------------

      428,092     1,164,176     (893,368)        341,905       280,002       315,128       337,589      (877,286)    1,104,506
------------------------------------------------------------------------------------------------------------------------------
      532,281     1,292,009     (813,262)        713,260       540,549       769,936       566,187      (656,391)    1,431,953
------------------------------------------------------------------------------------------------------------------------------
      201,792     4,201,116    2,782,036       1,905,209     1,262,502     3,141,823     1,249,013     1,752,740     2,694,154
------------------------------------------------------------------------------------------------------------------------------
$     734,073   $ 5,493,125   $1,968,774   $   2,618,469   $ 1,803,051   $ 3,911,759   $ 1,815,200   $ 1,096,349   $ 4,126,107
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

==================================================================================================================================
                                                                                                                       NORTHERN
                                                                                                                        LIGHTS
                                                                                                                       VARIABLE
                                                            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)       TRUST
                                                            ------------------------------------------------------   -------------
                                                               MID CAP        SHORT
                                                             INTRINSIC      DURATION      SMALL-CAP      SOCIALLY      ADAPTIVE
                                                             VALUE (n)*       BOND          GROWTH      RESPONSIVE    ALLOCATION
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ...............................................  $     2,353   $     51,937   $        --   $     2,782   $      2,366
Expenses:
  Mortality and expense risk fees ........................           --             22            --            --             --
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................        2,353         51,915            --         2,782          2,366
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................        3,748        (24,075)      (29,028)       30,511        (13,409)
  Net realized short-term capital    gain distributions
    from investments in portfolio shares .................           --             --            --            --          3,694
  Net realized long-term capital gain distributions from
    investments in portfolio shares ......................      101,292             --            --            --             --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .................................      105,040        (24,075)      (29,028)       30,511         (9,715)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................      (71,962)        32,055        75,936        73,416        (17,925)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .......................................  $    35,431   $     59,895   $    46,908   $   106,709   $    (25,274)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

==================================================================================================================================
                                                                                                                       NORTHERN
                                                                                                                        LIGHTS
                                                                                                                       VARIABLE
                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)      TRUST
                                                            -------------------------------------------------------  -------------
                                                              MID CAP        SHORT
                                                             INTRINSIC      DURATION      SMALL-CAP      SOCIALLY      ADAPTIVE
                                                             VALUE (n)*       BOND          GROWTH      RESPONSIVE    ALLOCATION
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................  $     2,353   $     51,915   $        --   $     2,782   $      2,366
  Net realized gain (loss) on investments in
    portfolio shares .....................................      105,040        (24,075)      (29,028)       30,511         (9,715)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................      (71,962)        32,055        75,936        73,416        (17,925)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................       35,431         59,895        46,908       106,709        (25,274)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....          384        189,811        93,440        54,822         41,569
  Contract redemptions ...................................      (28,762)       (66,082)      (15,622)      (34,862)       (46,208)
  Net transfers ..........................................       83,091       (458,269)       93,948       352,935       (260,327)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................       54,713       (334,540)      171,766       372,895       (264,966)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............       90,144       (274,645)      218,674       479,604       (290,240)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      264,603      1,211,602       543,933       872,761        591,582
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ........................  $   354,747   $    936,957   $   762,607   $ 1,352,365   $    301,342
==================================================================================================================================

* See Footnote 8 for details.

    The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                           NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    AVANT            BCM              BCM             BCM                       INNEALTA       INNEALTA
 GOLD BULLION     DECATHLON        DECATHLON       DECATHLON                     COUNTRY        SECTOR
 STRATEGY VP      AGGRESSIVE     CONSERVATIVE      MODERATE       CHANGING      ROTATION       ROTATION        JNF          JNF
     (o)*            (c)*            (c)*            (c)*        PARAMETERS       (a)*           (a)*       BALANCED      EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$           --  $           --  $            --  $          --  $    266,614  $          --  $          -- $     7,027  $     3,001

            --              --               --             --            --             --             --         636        1,841
-----------------------------------------------------------------------------------------------------------------------------------
            --              --               --             --       266,614             --             --       6,391        1,160
-----------------------------------------------------------------------------------------------------------------------------------

      (115,570)              7              938             21       (28,960)            --             --      22,829       19,804

            --              --               --             --            --             --             --          --           --

            --              --               --             --            --             --             --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
      (115,570)              7              938             21       (28,960)            --             --      22,829       19,804
-----------------------------------------------------------------------------------------------------------------------------------

       148,303          70,998            6,774         62,244     1,007,492            365            351      (4,372)      51,018
-----------------------------------------------------------------------------------------------------------------------------------
$       32,733  $       71,005  $         7,712  $      62,265  $  1,245,146  $         365  $         351 $    24,848  $    71,982
===================================================================================================================================

===================================================================================================================================
                                           NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    AVANT            BCM              BCM             BCM                       INNEALTA       INNEALTA
 GOLD BULLION     DECATHLON        DECATHLON       DECATHLON                     COUNTRY        SECTOR
 STRATEGY VP      AGGRESSIVE     CONSERVATIVE      MODERATE       CHANGING      ROTATION       ROTATION        JNF          JNF
     (o)*            (c)*            (c)*            (c)*        PARAMETERS       (a)*           (a)*       BALANCED      EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$           --  $           --  $            --  $          --  $    266,614  $          --  $         --  $     6,391  $     1,160

      (115,570)              7              938             21       (28,960)            --            --       22,829       19,804

       148,303          70,998            6,774         62,244     1,007,492            365           351       (4,372)      51,018
-----------------------------------------------------------------------------------------------------------------------------------
        32,733          71,005            7,712         62,265     1,245,146            365           351       24,848       71,982
-----------------------------------------------------------------------------------------------------------------------------------

        74,147       3,285,016        4,342,675      5,895,204       200,238             --            --      270,878       46,249
       (75,008)           (271)         (86,535)       (51,160)     (658,688)            (5)           (5)     (38,367)     (19,014)
    (1,475,644)             --          451,409        262,110        76,716         63,077        62,566      (44,150)     472,192
-----------------------------------------------------------------------------------------------------------------------------------

    (1,476,505)      3,284,745        4,707,549      6,106,154      (381,734)        63,072        62,561      188,361      499,427
-----------------------------------------------------------------------------------------------------------------------------------

    (1,443,772)      3,355,750        4,715,261      6,168,419       863,412         63,437        62,912      213,209      571,409
-----------------------------------------------------------------------------------------------------------------------------------
     1,443,772              --               --             --    13,776,035             --            --      237,670      340,000
-----------------------------------------------------------------------------------------------------------------------------------
$           --  $    3,355,750  $     4,715,261  $   6,168,419  $ 14,639,447   $     63,437   $    62,912   $  450,879   $  911,409
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                           NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                           ------------------------------------------------------------------------
                                                                                                           TOPS           TOPS
                                                                JNF                                      BALANCED       BALANCED
                                                               MONEY         MARINER         POWER          ETF           ETF
                                                            MARKET(p)*    HYMAN BECK(a)*  INCOME(c)*      CLASS 1       CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares................................................ $         491  $           --  $        --   $       705   $         --
Expenses:
  Mortality and expense risk fees ........................           302              --           --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................           189              --           --           705             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................            --              --        5,554          (836)       (27,181)
  Net realized short-term capital gain distributions
    from investments in portfolio shares..................            --              --           --            --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................            --              --           --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ................................            --              --        5,554          (836)       (27,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................            --              10       58,824        78,666              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ....................................... $         189  $           10  $    64,378   $    78,535   $    (27,181)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                          NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                           ------------------------------------------------------------------------
                                                                                                           TOPS           TOPS
                                                                JNF                                      BALANCED       BALANCED
                                                               MONEY         MARINER         POWER          ETF           ETF
                                                            MARKET(p)*    HYMAN BECK(a)*  INCOME(c)*      CLASS 1       CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense)........................  $         189  $           --  $        --   $       705   $         --
  Net realized gain (loss) on investments in portfolio
    shares...............................................             --              --        5,554          (836)       (27,181)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares...................             --              10       58,824        78,666             --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations.........................................            189              10       64,378        78,535        (27,181)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...     54,167,734              --    1,523,242       369,457             --
  Contract redemptions...................................     (8,094,210)             --     (238,601)         (329)        (8,500)
  Net transfers..........................................  $(152,070,229)          3,772    2,161,644     1,359,010         35,681
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions...............................   (105,996,705)          3,772    3,446,285     1,728,138         27,181
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets..............   (105,996,516)          3,782    3,510,663     1,806,673             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period..........................    105,996,516              --           --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period.......................  $          --  $        3,782  $ 3,510,663   $ 1,806,673   $         --
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                            NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
    TOPS            TOPS          TOPS         TOPS         TOPS          TOPS          TOPS            TOPS             TOPS
  CAPITAL         CAPITAL        GROWTH       GROWTH      MODERATE      MODERATE    MANAGED RISK    MANAGED RISK     MANAGED RISK
PRESERVATION    PRESERVATION       ETF         ETF       GROWTH ETF    GROWTH ETF   BALANCED ETF    BALANCED ETF      GROWTH ETF
ETF CLASS 1     ETF CLASS 2      CLASS 1     CLASS 2      CLASS 1       CLASS 2     CLASS 1 (ah)*   CLASS 2 (ah)*    CLASS 1 (ah)*
----------------------------------------------------------------------------------------------------------------------------------

$        113    $       881     $     447    $     74    $    1,579    $       --   $       4,662   $          26    $      14,515

          --             --            --          --            --            --              --              --               --
----------------------------------------------------------------------------------------------------------------------------------
         113            881           447          74         1,579            --           4,662              26           14,515
----------------------------------------------------------------------------------------------------------------------------------

           2            (39)           36          --            20          (117)         49,066              --           10,771

          --             --           918         152            --            --              --              --               --

          --             --            --          --            --            --              --              --               --
----------------------------------------------------------------------------------------------------------------------------------
           2            (39)          954         152            20          (117)         49,066              --           10,771
----------------------------------------------------------------------------------------------------------------------------------

       1,548         17,250        34,754       2,958        72,883            --         190,837           2,664        1,332,056
----------------------------------------------------------------------------------------------------------------------------------
$      1,663    $    18,092     $  36,155    $  3,184    $   74,482    $     (117)  $     244,565   $       2,690    $   1,357,342
==================================================================================================================================

==================================================================================================================================
                                            NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
    TOPS            TOPS          TOPS         TOPS         TOPS          TOPS          TOPS            TOPS            TOPS
  CAPITAL         CAPITAL        GROWTH       GROWTH      MODERATE      MODERATE    MANAGED RISK    MANAGED RISK     MANAGED RISK
PRESERVATION    PRESERVATION       ETF         ETF       GROWTH ETF    GROWTH ETF   BALANCED ETF    BALANCED ETF      GROWTH ETF
ETF CLASS 1     ETF CLASS 2      CLASS 1     CLASS 2      CLASS 1       CLASS 2     CLASS 1 (ah)*   CLASS 2 (ah)*    CLASS 1 (ah)*
----------------------------------------------------------------------------------------------------------------------------------

$        113    $       881     $     447    $     74    $    1,579    $       --   $       4,662   $          26    $      14,515
           2            (39)          954         152            20          (117)         49,066              --           10,771

       1,548         17,250        34,754       2,958        72,883            --         190,837           2,664        1,332,056
----------------------------------------------------------------------------------------------------------------------------------
       1,663         18,092        36,155       3,184        74,482          (117)        244,565           2,690        1,357,342
----------------------------------------------------------------------------------------------------------------------------------

          --          4,143       230,000          --       400,000            --       5,865,091               1       13,877,477
        (150)       (12,264)         (363)       (435)         (310)           --        (304,237)             --         (363,372)
      46,812        589,353            --      57,994            --           117      (1,175,574)        110,259               --
----------------------------------------------------------------------------------------------------------------------------------

      46,662        581,232       229,637      57,559       399,690           117       4,385,280         110,260       13,514,105
----------------------------------------------------------------------------------------------------------------------------------
      48,325        599,324       265,792      60,743       474,172            --       4,629,845         112,950       14,871,447
----------------------------------------------------------------------------------------------------------------------------------
          --             --       105,691          --       462,387            --         685,691              --        9,240,418
----------------------------------------------------------------------------------------------------------------------------------
$     48,325    $   599,324     $ 371,483    $ 60,743    $  936,559    $       --   $   5,315,536   $     112,950    $  24,111,865
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                      NORTHERN LIGHTS                      OPPENHEIMER VARIABLE
                                                                VARIABLE TRUST (CONTINUED)                     ACCOUNT FUNDS
                                                  ---------------------------------------------------   ----------------------------
                                                       TOPS              TOPS              TOPS
                                                   MANAGED RISK      MANAGED RISK       MANAGED RISK
                                                    GROWTH ETF        MOD GROWTH         MOD GROWTH       CAPITAL          CORE
                                                   CLASS 2 (ah)*   ETF CLASS 1 (ah)*  ETF CLASS 2(ah)*  INCOME (ai)*       BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...........................  $           --   $          6,337   $           809   $         --   $    112,793
Expenses:
  Mortality and expense risk fees ..............              --                 --                --             --             --
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........              --              6,337               809             --        112,793
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............             271             18,343                11             --         11,223
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares .....................................              --                 --                --             --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ...........................              --                 --                --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ....................             271             18,343                11             --         11,223
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares .............................              --            218,127            61,777          1,079         41,105
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ........................  $          271   $        242,807   $        62,597   $      1,079   $    165,121
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    NORTHERN LIGHTS                         OPPENHEIMER VARIABLE
                                                               VARIABLE TRUST (CONTINUED)                      ACCOUNT FUNDS
                                                  ---------------------------------------------------   ----------------------------
                                                       TOPS              TOPS               TOPS
                                                   MANAGED RISK      MANAGED RISK       MANAGED RISK
                                                    GROWTH ETF        MOD GROWTH         MOD GROWTH        CAPITAL        CORE
                                                   CLASS 2 (ah)*   ETF CLASS 1 (ah)*  ETF CLASS 2 (ah)* INCOME (ai)*      BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............  $           --   $          6,337   $           809   $         --   $    112,793
  Net realized gain (loss) on investments
    in portfolio shares ........................             271             18,343                11             --         11,223
  Net change in unrealized
    appreciation (depreciation) of investments
    in portfolio shares ........................              --            218,127            61,777          1,079         41,105
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ................................             271            242,807            62,597          1,079        165,121
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) .......................              --          5,685,748                --             --        197,826
  Contract redemptions .........................              --             (3,950)             (240)            (9)      (113,778)
  Net transfers ................................            (271)           121,367                --        105,911      2,356,828
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions .............            (271)         5,803,165              (240)       105,902      2,440,876
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .....              --          6,045,972            62,357        106,981      2,605,997
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................              --             20,164           723,000             --          8,390
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............  $           --   $      6,066,136   $       785,357   $    106,981   $  2,614,387
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                     PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------   -----------------------------------------------------------
                  GLOBAL                                                                  COMMODITY-     EMERGING        FOREIGN
                STRATEGIC    INTERNATIONAL     MAIN        EQUITY           ALL          REALRETURN       MARKETS          BOND
 GLOBAL (aj)*     INCOME        GROWTH       STREET(R)   INCOME (ak)*      ASSET          STRATEGY         BOND          UNHEDGED
-----------------------------------------------------------------------------------------------------------------------------------

$       7,484  $    189,740  $       4,020  $      618   $         16   $  1,049,225    $    237,181   $     924,663    $   130,159

           --            --             --          --             --             --              --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
        7,484       189,740          4,020         618             16      1,049,225         237,181         924,663        130,159
-----------------------------------------------------------------------------------------------------------------------------------

     (16,255)        19,238          8,042      (8,035)            --         88,019        (954,883)        980,211        (71,724)

           --        16,502             --          --             --             --         280,265              --         87,739

           --        20,035             --          --             --             --          33,777              --          4,322
-----------------------------------------------------------------------------------------------------------------------------------
     (16,255)        55,775          8,042      (8,035)            --         88,019        (640,841)        980,211         20,337
-----------------------------------------------------------------------------------------------------------------------------------

       55,338       421,442         44,795      (1,947)            71      1,104,998         731,211       1,025,434        (36,686)
-----------------------------------------------------------------------------------------------------------------------------------
$      46,567  $    666,957  $      56,857  $   (9,364)  $         87   $  2,242,242    $    327,551   $   2,930,308    $   113,810
===================================================================================================================================

===================================================================================================================================
                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                     PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------   -----------------------------------------------------------
                  GLOBAL                                                                  COMMODITY-     EMERGING        FOREIGN
                STRATEGIC    INTERNATIONAL     MAIN        EQUITY           ALL          REALRETURN       MARKETS          BOND
 GLOBAL (aj)*     INCOME        GROWTH       STREET(R)   INCOME (ak)*      ASSET          STRATEGY         BOND          UNHEDGED
-----------------------------------------------------------------------------------------------------------------------------------

$       7,484  $    189,740  $       4,020  $      618   $         16   $  1,049,225    $    237,181   $     924,663    $   130,159
      (16,255)       55,775          8,042      (8,035)            --         88,019        (640,841)        980,211         20,337

       55,338       421,442         44,795      (1,947)            71      1,104,998         731,211       1,025,434        (36,686)
-----------------------------------------------------------------------------------------------------------------------------------
       46,567       666,957         56,857      (9,364)            87      2,242,242         327,551       2,930,308        113,810
-----------------------------------------------------------------------------------------------------------------------------------

      348,470       167,059         89,251     117,987          1,421      5,363,762         913,985       1,209,301        246,457
      (17,809)     (102,812)        (3,808)     (2,516)           (17)    (1,012,218)       (326,186)       (934,166)      (155,021)
      480,087    10,312,802        659,999     520,307             --      6,309,405       1,951,394      11,550,223      1,211,416
-----------------------------------------------------------------------------------------------------------------------------------

      810,748    10,377,049        745,442     635,778          1,404     10,660,949       2,539,193      11,825,358      1,302,852
-----------------------------------------------------------------------------------------------------------------------------------
      857,315    11,044,006        802,299     626,414          1,491     12,903,191       2,866,744      14,755,666      1,416,662
-----------------------------------------------------------------------------------------------------------------------------------
        9,982         9,292             --          --             --     12,017,494       6,778,709      10,515,410      2,481,064
-----------------------------------------------------------------------------------------------------------------------------------
$     867,297  $ 11,053,298  $     802,299  $  626,414   $      1,491   $ 24,920,685    $  9,645,453   $  25,271,076    $ 3,897,726
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                       FOREIGN     GLOBAL
                                                                        BOND     ADVANTAGE    GLOBAL         GLOBAL
                                                                     US DOLLAR-   STRATEGY     BOND       DIVERSIFIED      GLOBAL
                                                                       HEDGED       BOND     UNHEDGED   ALLOCATION (a)* MULTI-ASSET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........... $    153,661 $    1,807 $   80,699  $            64      75,853
Expenses:
  Mortality and expense risk fees .................................           --         --         --               --          --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............................      153,661      1,807     80,699               64      75,853
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...........................................       99,950       (417)   206,173               --     (19,999)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...............................      371,884        736    184,472               --          --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...............................       40,705        781     71,237               --      10,441
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ...      512,539      1,100    461,882               --      (9,558)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares .............................................        7,996      3,352   (207,185)             (43)    100,255
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......... $    674,196 $    6,259 $  335,396  $            21 $   166,550
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                   FOREIGN       GLOBAL
                                                                     BOND      ADVANTAGE     GLOBAL         GLOBAL
                                                                  US DOLLAR-    STRATEGY      BOND       DIVERSIFIED       GLOBAL
                                                                    HEDGED        BOND      UNHEDGED    ALLOCATION (a)* MULTI-ASSET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................  $    153,661  $    1,807  $    80,699  $           64  $    75,853
  Net realized gain (loss) on investments in portfolio
    shares ...                                                        512,539       1,100      461,882              --       (9,558)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................         7,996       3,352     (207,185)            (43)     100,255
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       674,196       6,259      335,396              21      166,550
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........       144,728      31,255      467,384              --      310,366
  Contract redemptions ........................................      (220,142)       (157)    (185,758)             --     (138,781)
  Net transfers ...............................................     1,375,005     150,693     (254,626)          4,857      897,980
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .........................     1,299,591     181,791       27,000           4,857    1,069,565
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................     1,973,787     188,050      362,396           4,878    1,236,115
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     9,776,427      13,380    3,974,402              --    1,312,813
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $ 11,750,214  $  201,430  $ 4,336,798  $        4,878  $ 2,548,928
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                PIONEER VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                    CONTRACTS TRUST
------------------------------------------------------------------------------------------------------------  ----------------------
                   LONG-
    HIGH          TERM US          LOW            REAL          SHORT-           TOTAL      UNCONSTRAINED                 EMERGING
    YIELD       GOVERNMENT      DURATION         RETURN          TERM           RETURN        BOND (b)*        BOND       MARKETS
------------------------------------------------------------------------------------------------------------------------------------

 $  3,622,053   $    59,740    $   405,909    $     222,979   $    71,710    $   2,011,163   $    44,865   $   214,994  $     4,205

           --            --             --               24            --               28            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
    3,622,053        59,740        405,909          222,955        71,710        2,011,135        44,865       214,994        4,205
------------------------------------------------------------------------------------------------------------------------------------

    3,002,622       194,456        154,502          146,510        28,425          747,955       198,002       (51,628)    (223,854)

           --       164,100             --        1,382,732        13,702        1,606,378            --            --           --

           --        36,290             --          135,658         2,449           46,514            --       357,720       62,204
------------------------------------------------------------------------------------------------------------------------------------
    3,002,622       394,846        154,502        1,664,900        44,576        2,400,847       198,002       306,092     (161,650)
------------------------------------------------------------------------------------------------------------------------------------

    1,095,316      (424,380)       657,742         (207,428)      108,673        2,452,501        20,868      (122,091)     374,596
------------------------------------------------------------------------------------------------------------------------------------
 $  7,719,991   $    30,206    $ 1,218,153    $   1,680,427   $   224,959    $   6,864,483   $   263,735   $   398,995  $   217,151
====================================================================================================================================

====================================================================================================================================
                                                                                                                PIONEER VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                    CONTRACTS TRUST
------------------------------------------------------------------------------------------------------------  ----------------------
                   LONG-
    HIGH          TERM US          LOW            REAL          SHORT-           TOTAL      UNCONSTRAINED                 EMERGING
    YIELD       GOVERNMENT      DURATION         RETURN          TERM           RETURN        BOND (b)*        BOND       MARKETS
------------------------------------------------------------------------------------------------------------------------------------

 $  3,622,053   $    59,740    $   405,909    $     222,955   $    71,710    $   2,011,135   $    44,865   $   214,994  $     4,205
    3,002,622       394,846        154,502        1,664,900        44,576        2,400,847       198,002       306,092     (161,650)

    1,095,316      (424,380)       657,742         (207,428)      108,673        2,452,501        20,868      (122,091)     374,596
------------------------------------------------------------------------------------------------------------------------------------
    7,719,991        30,206      1,218,153        1,680,427       224,959        6,864,483       263,735       398,995      217,151
------------------------------------------------------------------------------------------------------------------------------------

    1,172,586       922,313      2,665,334        2,551,132     1,130,115       10,336,804       618,319       417,921      244,287
   (2,637,551)      (89,331)    (1,617,418)      (1,342,588)     (588,068)      (4,428,667)      (62,106)     (514,482)    (184,729)
   20,518,827    (2,734,358)     1,322,760        4,643,672      (816,875)      20,179,501     4,414,486        (1,512)   1,383,723
------------------------------------------------------------------------------------------------------------------------------------

   19,053,862    (1,901,376)     2,370,676        5,852,216      (274,828)      26,087,638     4,970,699       (98,073)   1,443,281
------------------------------------------------------------------------------------------------------------------------------------
   26,773,853    (1,871,170)     3,588,829        7,532,643       (49,869)      32,952,121     5,234,434       300,922    1,660,432
------------------------------------------------------------------------------------------------------------------------------------
   45,056,961     3,754,781     20,782,137       22,341,103     9,070,117       57,805,932            --     4,279,416    1,790,198
------------------------------------------------------------------------------------------------------------------------------------
 $ 71,830,814   $ 1,883,611    $24,370,966    $  29,873,746   $ 9,020,248    $  90,758,053   $ 5,234,434   $ 4,580,338  $ 3,450,630
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                        EQUITY                 DISCIPLINED     HIGH       MID CAP
                                                                        INCOME        FUND      VALUE (q)*    YIELD        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............. $   140,851  $    5,286   $   24,333  $  145,081  $    11,997
Expenses:
  Mortality and expense risk fees ...................................         194          --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ................................     140,657       5,286       24,333     145,081       11,997
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .............................................     116,107     (15,189)      39,986     (19,024)     159,632
  Net realized short-term capital gain distributions from investments
    in portfolio shares .............................................          --          --           --          --           --
  Net realized long-term capital gain distributions from investments
    in portfolio shares .............................................          --      13,517           --      63,041           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares ....     116,107      (1,672)      39,986      44,017      159,632
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ..............................................       48,828      31,249      102,519     160,614       14,587
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......... $   305,592  $   34,863   $  166,838  $  349,712  $   186,216
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                            PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                      EQUITY                 DISCIPLINED     HIGH      MID CAP
                                                                      INCOME        FUND     VALUE (q)*     YIELD       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................................  $   140,657  $    5,286  $    24,333  $  145,081  $     11,997
  Net realized gain (loss) on investments in portfolio shares ....      116,107      (1,672)      39,986      44,017       159,632
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ..............................       48,828      31,249      102,519     160,614        14,587
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ........      305,592      34,863      166,838     349,712       186,216
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ............      381,656     223,588      313,287     487,131       156,615
  Contract redemptions ...........................................     (176,827)    (32,300)    (241,227)   (184,987)      (41,128)
  Net transfers ..................................................   (2,330,252)     27,353      675,688     183,035    (1,419,293)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..............................   (2,125,423)    218,641      747,748     485,179    (1,303,806)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................   (1,819,831)    253,504      914,586     834,891    (1,117,590)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    4,826,327     362,527    1,210,396   2,267,597     1,978,547
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ................................  $ 3,006,496  $  616,031  $ 2,124,982  $3,102,488  $    860,957
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
  PIONEER
 VARIABLE
 CONTRACTS
   TRUST
(CONTINUED)                                                      PROFUNDS VP
-----------    ---------------------------------------------------------------------------------------------------------------
                  ACCESS
 STRATEGIC          VP                                        BASIC                                                 CONSUMER
  INCOME        HIGH YIELD        ASIA 30         BANKS     MATERIALS      BEAR        BIOTECHNOLOGY     BULL         GOODS
------------------------------------------------------------------------------------------------------------------------------

$   395,534    $    377,967     $       --    $        --   $     341    $        --   $        --    $       --   $    14,090

         --              --             --             --          --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
    395,534         377,967             --             --         341             --            --            --        14,090
------------------------------------------------------------------------------------------------------------------------------

     98,801         552,147        (61,149)       (77,731)     20,906        (46,566)       67,210       433,229       111,178

         --              --             --             --          --             --            --            --            --

     61,223              --             --             --          --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
    160,024         552,147        (61,149)       (77,731)     20,906        (46,566)       67,210       433,229       111,178
------------------------------------------------------------------------------------------------------------------------------

    322,664         226,741         54,928          2,656       8,005        (10,898)       (1,789)       19,315         1,191
------------------------------------------------------------------------------------------------------------------------------
$   878,222    $  1,156,855     $   (6,221)   $   (75,075)  $  29,252    $   (57,464)  $    65,421    $  452,544   $   126,459
==============================================================================================================================

==============================================================================================================================
  PIONEER
 VARIABLE
 CONTRACTS
   TRUST
(CONTINUED)                                                      PROFUNDS VP
-----------    ---------------------------------------------------------------------------------------------------------------
                  ACCESS
 STRATEGIC          VP                                        BASIC                                                 CONSUMER
  INCOME        HIGH YIELD        ASIA 30        BANKS      MATERIALS       BEAR       BIOTECHNOLOGY     BULL         GOODS
------------------------------------------------------------------------------------------------------------------------------

$   395,534    $    377,967     $       --    $        --   $     341    $        --   $        --    $       --   $   14,090
    160,024         552,147        (61,149)       (77,731)     20,906        (46,566)       67,210       433,229      111,178

    322,664         226,741         54,928          2,656       8,005        (10,898)       (1,789)       19,315        1,191
------------------------------------------------------------------------------------------------------------------------------
    878,222       1,156,855         (6,221)       (75,075)     29,252        (57,464)       65,421       452,544      126,459
------------------------------------------------------------------------------------------------------------------------------

    594,567         237,654            283            (3)      25,074             (1)       22,512        10,570       97,727
   (337,990)       (442,885)       (51,334)       (44,141)    (51,585)        (6,851)      (11,135)     (356,658)     (28,428)
  4,530,137       5,166,172        623,217        236,254     208,419        368,138       384,377     2,334,064      702,575
------------------------------------------------------------------------------------------------------------------------------

  4,786,714       4,960,941        572,166        192,110     181,908        361,286       395,754     1,987,976      771,874
------------------------------------------------------------------------------------------------------------------------------
  5,664,936       6,117,796        565,945        117,035     211,160        303,822       461,175     2,440,520      898,333
------------------------------------------------------------------------------------------------------------------------------
  5,777,056       7,728,310        212,056          7,255      37,699         53,722         6,509     2,509,936       74,267
------------------------------------------------------------------------------------------------------------------------------
$11,441,992    $ 13,846,106     $  778,001    $   124,290   $ 248,859    $   357,544   $   467,684    $4,950,456   $  972,600
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                      PROFUNDS VP (CONTINUED)
                                                                 --------------------------------------------------------------
                                                                  CONSUMER      EMERGING                 FALLING
                                                                  SERVICES      MARKETS     EUROPE 30  U.S. DOLLAR   FINANCIALS
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ......   $        --   $    3,869   $ 40,550   $        --   $      52
Expenses:
  Mortality and expense risk fees ............................            --           --         --            --          --
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..........................            --        3,869     40,550            --          52
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ......................................        85,670      (32,199)   (51,631)          332     (10,940)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ..........................            --           --         --            --          --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ..........................         1,257           --         --            --          --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ..................................        86,927      (32,199)   (51,631)          332     (10,940)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .........................         1,032       78,350     38,331            44       4,452
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $    87,959   $   50,020   $ 27,250   $       376   $  (6,436)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                      PROFUNDS VP (CONTINUED)
                                                                 --------------------------------------------------------------
                                                                  CONSUMER      EMERGING                 FALLING
                                                                  SERVICES      MARKETS     EUROPE 30  U.S. DOLLAR   FINANCIALS
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................  $        --   $    3,869   $ 40,550   $        --   $      52
  Net realized gain (loss) on investments in portfolio
    shares ....................................................       86,927      (32,199)   (51,631)          332     (10,940)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................        1,032       78,350     38,331            44       4,452
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....       87,959       50,020     27,250           376      (6,436)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........       58,392        5,010     74,090            --         439
  Contract redemptions ........................................     (105,522)     (64,957)   (15,649)          (11)    (13,557)
  Net transfers ...............................................    1,169,386    1,883,832    813,174          (404)    227,554
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ....................................    1,122,256    1,823,885    871,615          (415)    214,436
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................    1,210,215    1,873,905    898,865           (39)    208,000
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       38,457       26,458     84,082         3,716      59,060
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................  $ 1,248,672   $1,900,363   $982,947   $     3,677   $ 267,060
===============================================================================================================================

     The accompanying notes are an integral part of these financial statements. 122

==========================================================================================================================
                                                       PROFUNDS VP (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 HEALTH                                                                 LARGE-CAP    LARGE-CAP                   MID-CAP
  CARE       INDUSTRIALS    INTERNATIONAL     INTERNET       JAPAN        GROWTH       VALUE         MID-CAP      GROWTH
--------------------------------------------------------------------------------------------------------------------------

$     305    $     2,661    $          --    $       --    $      --    $     233    $    2,485    $        --   $     --

       --             --               --            --           --           --            --             --         --
--------------------------------------------------------------------------------------------------------------------------
      305          2,661               --            --           --          233         2,485             --         --
--------------------------------------------------------------------------------------------------------------------------

   65,780         57,612           15,835       (10,615)      11,626       42,005        25,358        121,877     15,725

       --             --               --         2,609           --           --            --             --         --

       --             --               --         3,458           --           --            --             --         --
--------------------------------------------------------------------------------------------------------------------------
   65,780         57,612           15,835        (4,548)      11,626       42,005        25,358        121,877     15,725
--------------------------------------------------------------------------------------------------------------------------

   (8,906)        43,267           30,082         1,589       58,695       (6,615)       33,183         33,892     19,447
--------------------------------------------------------------------------------------------------------------------------
$  57,179    $   103,540    $      45,917    $   (2,959)   $  70,321    $  35,623    $   61,026    $   155,769   $ 35,172
--------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
                                                       PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 HEALTH                                                                 LARGE-CAP     LARGE-CAP                    MID-CAP
  CARE       INDUSTRIALS    INTERNATIONAL     INTERNET       JAPAN        GROWTH        VALUE        MID-CAP       GROWTH
-----------------------------------------------------------------------------------------------------------------------------

$     305    $     2,661    $          --    $      --     $      --    $     233    $     2,485   $        --   $        --
   65,780         57,612           15,835        (4,548)      11,626       42,005         25,358       121,877        15,725

   (8,906)        43,267           30,082         1,589       58,695       (6,615)        33,183        33,892        19,447
-----------------------------------------------------------------------------------------------------------------------------
   57,179        103,540           45,917        (2,959)      70,321       35,623         61,026       155,769        35,172
-----------------------------------------------------------------------------------------------------------------------------

       97          1,618            3,946         1,801          469        4,374         22,475       174,074            --
  (21,214)      (117,227)         (24,303)         (889)      (5,671)     (40,164)       (93,748)      (82,893)     (120,122)
  868,407      1,564,082        1,527,687       252,390      559,400      325,788      1,484,720     1,320,536     1,198,493
-----------------------------------------------------------------------------------------------------------------------------

  847,290      1,448,473        1,507,330       253,302      554,198      289,998      1,413,447     1,411,717     1,078,371
-----------------------------------------------------------------------------------------------------------------------------
  904,469      1,552,013        1,553,247       250,343      624,519      325,621      1,474,473     1,567,486     1,113,543
-----------------------------------------------------------------------------------------------------------------------------
   61,362        206,829           24,046        20,239      106,399       19,248        165,324       703,405        22,146
-----------------------------------------------------------------------------------------------------------------------------
$ 965,831    $ 1,758,842    $   1,577,293    $  270,582    $ 730,918    $ 344,869    $ 1,639,797   $ 2,270,891   $ 1,135,689
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                          ----------------------------------------------------------------------
                                                            MID-CAP        MONEY
                                                             VALUE        MARKET      NASDAQ-100    OIL & GAS   PHARMACEUTICALS
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................   $     1,024   $     3,982   $        --   $     562      $      3,645
Expenses:
  Mortality and expense risk fees .....................            --            --            --          --                --
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................         1,024         3,982            --         562             3,645
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        19,868            --       139,482     (62,079)           50,904
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............            --            --            --          --                --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............            --            --            --      40,856                --
--------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ...........................        19,868            --       139,482     (21,223)           50,904
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................        55,019            --        21,886       1,257           (13,211)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...............................   $    75,911   $     3,982   $   161,368   $ (19,404)     $     41,338
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                          ----------------------------------------------------------------------
                                                            MID-CAP        MONEY
                                                             VALUE        MARKET      NASDAQ-100    OIL & GAS   PHARMACEUTICALS
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................   $     1,024   $     3,982   $        --   $     562      $      3,645
  Net realized gain (loss) on investments
    in portfolio shares ...............................        19,868            --       139,482     (21,223)           50,904
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares .        55,019            --        21,886       1,257           (13,211)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .................................        75,911         3,982       161,368     (19,404)           41,338
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .        15,533    54,566,121           691      28,704            10,690
  Contract redemptions ................................       (90,629)   (7,537,117)     (218,974)    (10,345)          (31,118)
  Net transfers .......................................     1,222,870   (17,029,043)    1,857,168     571,264          (685,388)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................     1,147,774    29,999,961     1,638,885     589,623          (705,816)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........     1,223,685    30,003,943     1,800,253     570,219          (664,478)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        69,763     3,641,089       199,081      66,488           851,266
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ....................... $ 1,293,448   $33,645,032   $ 1,999,334   $ 636,707      $    186,788
================================================================================================================================

     The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                               RISING                        SHORT
PRECIOUS        REAL            RATES          SEMI-       EMERGING         SHORT         SHORT        SHORT        SHORT
 METALS        ESTATE        OPPORTUNITY     CONDUCTOR      MARKETS     INTERNATIONAL    MID-CAP    NASDAQ-100    SMALL-CAP
----------------------------------------------------------------------------------------------------------------------------

$      --    $    20,027    $          --    $      724    $      --    $          --   $      --   $        --   $      --

       --             --               --            --           --               --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
       --         20,027               --           724           --               --          --            --          --
----------------------------------------------------------------------------------------------------------------------------

 (254,646)        36,735         (170,766)      (48,220)     (25,960)         (40,269)        751       (15,462)     24,576

       --             --               --            --           --           12,385          --            --          --

       --             --               --            --           --               --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 (254,646)        36,735         (170,766)      (48,220)     (25,960)         (27,884)        751       (15,462)     24,576
----------------------------------------------------------------------------------------------------------------------------

   90,048         (4,462)           4,469           142          256           (8,122)        (43)       (8,426)     (8,838)
----------------------------------------------------------------------------------------------------------------------------
$(164,598)   $    52,300    $    (166,297)   $  (47,354)   $ (25,704)   $     (36,006)  $     708   $   (23,888)  $  15,738
============================================================================================================================

============================================================================================================================
                                                  PROFUNDS VP (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                               RISING                        SHORT
PRECIOUS        REAL            RATES          SEMI-       EMERGING         SHORT         SHORT        SHORT        SHORT
 METALS        ESTATE        OPPORTUNITY     CONDUCTOR      MARKETS     INTERNATIONAL    MID-CAP    NASDAQ-100    SMALL-CAP
----------------------------------------------------------------------------------------------------------------------------

$      --    $    20,027    $          --    $      724    $      --    $          --   $     --   $        --   $       --
 (254,646)        36,735         (170,766)      (48,220)     (25,960)         (27,884)       751       (15,462)      24,576

   90,048         (4,462)           4,469           142          256           (8,122)       (43)       (8,426)      (8,838)
----------------------------------------------------------------------------------------------------------------------------
 (164,598)        52,300         (166,297)      (47,354)     (25,704)         (36,006)       708       (23,888)      15,738
----------------------------------------------------------------------------------------------------------------------------

    3,425          1,624                1         1,202           --               --          1            --           (1)
 (137,517)       (49,189)         (84,659)         (669)        (412)          (2,838)        (4)       (9,616)     (75,935)
  128,426        622,103          647,625        47,905        8,743          213,107     (2,457)      797,332      314,345
----------------------------------------------------------------------------------------------------------------------------

   (5,666)       574,538          562,967        48,438        8,331          210,269     (2,460)      787,716      238,409
----------------------------------------------------------------------------------------------------------------------------
 (170,264)       626,838          396,670         1,084      (17,373)         174,263     (1,752)      763,828      254,147
----------------------------------------------------------------------------------------------------------------------------
  801,628         88,739          175,954         3,960       17,373           19,419      3,042        11,758       38,022
----------------------------------------------------------------------------------------------------------------------------
$ 631,364    $   715,577    $     572,624    $    5,044    $      --    $     193,682  $   1,290   $   775,586    $ 292,169
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                             SMALL       SMALL-CAP      SMALL-CAP                   TELECOM-
                                                              CAP         GROWTH          VALUE       TECHNOLOGY   MUNICATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................    $      --    $        --    $        --    $     --     $     3,406
Expenses:
  Mortality and expense risk fees .....................           --             --             --          --              --
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................           --             --             --          --           3,406
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................       15,344         13,844         35,443     (71,480)         56,202
  Net realized short-term capital gain
    distributions from investments
    in portfolio shares ...............................        6,578             --             --          --              --
  Net realized long-term capital gain
    distributions from investments
    in portfolio shares ...............................        8,708             --             --          --              --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ...........................       30,630         13,844         35,443     (71,480)         56,202
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares .................................       (6,940)         6,591         55,095      24,177          (4,968)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ....................................    $  23,690    $    20,435    $    90,538    $(47,303)    $    54,640
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                             SMALL       SMALL-CAP      SMALL-CAP                   TELECOM-
                                                              CAP         GROWTH          VALUE       TECHNOLOGY   MUNICATIONS
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $      --    $        --    $        --    $       --   $     3,406
  Net realized gain (loss) on investments in
    portfolio shares ....................................     30,630         13,844         35,443       (71,480)       56,202
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ...     (6,940)         6,591         55,095        24,177        (4,968)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ........................................     23,690         20,435         90,538       (47,303)       54,640
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...      8,657            825         42,097            --         2,724
  Contract redemptions ..................................    (41,019)        (3,538)       (83,416)     (166,745)      (23,728)
  Net transfers .........................................   (367,569)       729,901      1,458,972      (620,050)      254,206
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .....................   (399,931)       727,188      1,417,653      (786,795)      233,202
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............   (376,241)       747,623      1,508,191      (834,098)      287,842
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................    809,301        280,600        263,372       855,216        21,841
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .......................  $ 433,060    $ 1,028,223    $ 1,771,563    $   21,118   $   309,683
===============================================================================================================================

      The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                     PROFUNDS VP (CONTINUED)                                            PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------------------------    -------------------------
   U.S.                                                                                                              AMERICAN
GOVERNMENT                    ULTRAMID-        ULTRA-      ULTRASHORT     ULTRA-                       ABSOLUTE     GOVERNMENT
   PLUS       ULTRABULL          CAP         NASDAQ-100    NASDAQ-100    SMALL-CAP      UTILITIES     RETURN 500      INCOME
-------------------------------------------------------------------------------------------------------------------------------

$      --    $        --    $          --    $       --    $      --    $        --    $    20,957    $       --   $    13,111

       --             --               --            --           --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
       --             --               --            --           --             --         20,957            --        13,111
-------------------------------------------------------------------------------------------------------------------------------

 (201,816)        85,661            6,066        35,720      (59,040)       (24,691)       (16,758)        1,932       (54,426)

   67,947             --               --            --           --             --             --            --        66,802
       --             --               --            --           --             --             --            --         4,816
-------------------------------------------------------------------------------------------------------------------------------
 (133,869)        85,661            6,066        35,720      (59,040)       (24,691)       (16,758)        1,932        17,192
-------------------------------------------------------------------------------------------------------------------------------

   (1,520)        (4,640)           4,275         7,866           (8)         5,871        (38,204)          368       (13,395)
-------------------------------------------------------------------------------------------------------------------------------
$(135,389)   $    81,021    $      10,341    $   43,586    $ (59,048)   $   (18,820)   $   (34,005)   $    2,300   $    16,908
===============================================================================================================================

==============================================================================================================================
                                     PROFUNDS VP (CONTINUED)                                            PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------------------------    ------------------------
   U.S.                                                                                                             AMERICAN
GOVERNMENT                    ULTRAMID-        ULTRA-      ULTRASHORT     ULTRA-                       ABSOLUTE    GOVERNMENT
   PLUS       ULTRABULL          CAP         NASDAQ-100    NASDAQ-100    SMALL-CAP      UTILITIES     RETURN 500     INCOME
------------------------------------------------------------------------------------------------------------------------------

$       --   $        --    $          --    $       --    $       --   $        --    $    20,957    $       --   $   13,111
  (133,869)       85,661            6,066        35,720       (59,040)      (24,691)       (16,758)        1,932       17,192

    (1,520)       (4,640)           4,275         7,866            (8)        5,871        (38,204)          368      (13,395)
------------------------------------------------------------------------------------------------------------------------------
  (135,389)       81,021           10,341        43,586       (59,048)      (18,820)       (34,005)        2,300       16,908
------------------------------------------------------------------------------------------------------------------------------

   120,984             8           57,921          (979)           (9)       57,896        115,988            --       55,161
  (114,142)     (128,788)         (12,830)      (84,879)       (5,645)      (40,078)       (36,371)      (58,960)     (32,902)
    56,399       239,890          116,245       419,595        24,312        26,337       (415,194)      256,653   (2,197,001)
------------------------------------------------------------------------------------------------------------------------------

    63,241       111,110          161,336       333,737        18,658        44,155       (335,577)      197,693   (2,174,742)
------------------------------------------------------------------------------------------------------------------------------
   (72,148)      192,131          171,677       377,323       (40,390)       25,335       (369,582)      199,993   (2,157,834)
------------------------------------------------------------------------------------------------------------------------------
   564,731        22,644           24,904           106       214,488       100,667      1,199,240        31,044    2,542,159
------------------------------------------------------------------------------------------------------------------------------
$  492,583   $   214,775    $     196,581    $  377,429    $  174,098   $   126,002    $   829,658    $  231,037   $  384,325
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                 PUTNAM VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                               GLOBAL
                                                                  DIVERSIFIED     EQUITY        ASSET         HIGH
                                                                    INCOME        INCOME     ALLOCATION       YIELD       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........  $   146,327   $   20,023   $      919   $  1,633,624   $  19,236
Expenses:
  Mortality and expense risk fees ..............................           --           --           --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................      146,327       20,023          919      1,633,624      19,236
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (98,785)      82,144        2,084       (619,473)     56,293
  Net realized short-term capital gain distributions
    from investments in portfolio shares .......................           --           --           --             --          --
  Net realized long-term capital gain distributions
    from investments in portfolio shares .......................           --           --           --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ....................................      (98,785)      82,144        2,084       (619,473)     56,293
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ...........................       13,981       32,321       16,537        241,528       5,334
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $    61,523   $  134,488   $   19,540   $  1,255,679   $  80,863
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                PUTNAM VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                               GLOBAL
                                                                   DIVERSIFIED    EQUITY        ASSET         HIGH
                                                                     INCOME       INCOME     ALLOCATION       YIELD       INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Changes from operations:
  Net investment income (expense) ...............................  $   146,327   $  20,023   $      919   $  1,633,624  $   19,236
  Net realized gain (loss) on investments in portfolio shares ...      (98,785)     82,144        2,084       (619,473)     56,293
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................       13,981      32,321       16,537        241,528       5,334
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......       61,523     134,488       19,540      1,255,679      80,863
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........       79,646      65,284       27,077        485,273      89,169
  Contract redemptions ..........................................      (52,998)    (16,309)      (2,287)      (330,703)   (154,614)
  Net transfers .................................................      182,330       8,036      (21,509)    (3,576,052)  1,304,906
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ......................................      208,978      57,011        3,281     (3,421,482)  1,239,461
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................      270,501     191,499       22,821     (2,165,803)  1,320,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      310,687     564,545      117,622      6,198,309     224,806
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............................  $   581,188   $ 756,044   $  140,443   $  4,032,506  $1,545,130
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                       ROYCE
   PUTNAM VARIABLE TRUST (CONTINUED)                 CAPITAL FUND                            RUSSELL INVESTMENT FUNDS
-----------------------------------------     --------------------------    ------------------------------------------------------
                 MULTI-CAP                                                  AGGRESSIVE     BALANCED      CONSERVATIVE     CORE
  INVESTORS        VALUE        VOYAGER        MICRO-CAP      SMALL-CAP       EQUITY       STRATEGY        STRATEGY       BOND
----------------------------------------------------------------------------------------------------------------------------------

  $      299    $      228     $    1,757     $       --     $    6,502     $      266    $   23,857     $     31,827   $    2,742

          --            --             --            264            272             --            --               --           --
----------------------------------------------------------------------------------------------------------------------------------
         299           228          1,757           (264)         6,230            266        23,857           31,827        2,742
----------------------------------------------------------------------------------------------------------------------------------

         164           111        (12,339)      (255,039)       379,832              8           808           17,419          (47)

          --            --             --             --             --             --            --            5,724        2,515

          --            --             --         57,612        149,654             --            --            4,901        1,507
----------------------------------------------------------------------------------------------------------------------------------
         164           111        (12,339)      (197,427)       529,486              8           808           28,044        3,975
----------------------------------------------------------------------------------------------------------------------------------

       2,867        12,413         70,763        411,893        135,042          2,870        70,164           27,280        1,576
----------------------------------------------------------------------------------------------------------------------------------
  $    3,330    $   12,752     $   60,181     $  214,202     $  670,758     $    3,144    $   94,829     $     87,151   $    8,293
==================================================================================================================================

==================================================================================================================================
                                                       ROYCE
   PUTNAM VARIABLE TRUST (CONTINUED)                 CAPITAL FUND                            RUSSELL INVESTMENT FUNDS
-----------------------------------------     --------------------------    ------------------------------------------------------
                 MULTI-CAP                                                  AGGRESSIVE     BALANCED     CONSERVATIVE      CORE
  INVESTORS        VALUE        VOYAGER        MICRO-CAP      SMALL-CAP       EQUITY       STRATEGY      STRATEGY         BOND
----------------------------------------------------------------------------------------------------------------------------------

  $      299    $      228     $    1,757     $     (264)    $    6,230     $      266    $   23,857     $    31,827    $   2,742
         164           111        (12,339)      (197,427)       529,486              8           808          28,044        3,975

       2,867        12,413         70,763        411,893        135,042          2,870        70,164          27,280        1,576
----------------------------------------------------------------------------------------------------------------------------------
       3,330        12,752         60,181        214,202        670,758          3,144        94,829          87,151        8,293
----------------------------------------------------------------------------------------------------------------------------------

          --        16,989        240,871        376,375        953,155             --     1,329,921         536,450       23,326
        (248)       (1,260)       (14,760)      (167,576)      (383,364)           (52)      (12,590)         (1,447)        (428)
      60,773        63,105       (281,899)      (456,414)      (572,484)        27,282        28,953        (460,048)     102,309
----------------------------------------------------------------------------------------------------------------------------------

      60,525        78,834        (55,788)      (247,615)        (2,693)        27,230     1,346,284          74,955      125,207
----------------------------------------------------------------------------------------------------------------------------------
      63,855        91,586          4,393        (33,413)       668,065         30,374     1,441,113         162,106      133,500
----------------------------------------------------------------------------------------------------------------------------------
      21,292        54,386        416,409      2,711,209      5,632,152          1,880        18,054         876,085       71,318
----------------------------------------------------------------------------------------------------------------------------------
  $   85,147    $  145,972     $  420,802     $2,677,796     $6,300,217     $   32,254    $1,459,167     $ 1,038,191    $ 204,818
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                                 RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                                 GLOBAL
                                                                    EQUITY        REAL                    MULTI-
                                                                    GROWTH       ESTATE     MODERATE      STYLE
                                                                   STRATEGY    SECURITIES   STRATEGY      EQUITY       NON U.S.
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ......    $      843   $   77,808   $   2,842   $       643   $    1,218
Expenses:
  Mortality and expense risk fees ............................            --           --          --            --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................           843       77,808       2,842           643        1,218
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares .........................................            11        2,168          32           621          441
  Net realized short-term capital gain distributions from
    investments in portfolio shares ..........................            --           --          --            --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ..........................            --           --         289            --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ....................................            11        2,168         321           621          441
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .........................         5,538      181,678       2,846         1,442       10,196
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..........................................    $    6,392   $  261,654   $   6,009   $     2,706   $   11,855
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                                 RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                                 GLOBAL
                                                                    EQUITY        REAL                    MULTI-
                                                                    GROWTH       ESTATE     MODERATE      STYLE
                                                                   STRATEGY    SECURITIES   STRATEGY      EQUITY       NON U.S.
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................    $      843   $   77,808   $   2,842   $       643   $    1,218
  Net realized gain (loss) on investments in portfolio
    shares ...................................................            11        2,168         321           621          441
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ..........................         5,538      181,678       2,846         1,442       10,196
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ....         6,392      261,654       6,009         2,706       11,855
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ........       100,440      349,739       3,931            --       17,501
  Contract redemptions .......................................          (113)      (8,242)       (591)         (338)      (1,889)
  Net transfers ..............................................            --    1,095,228      91,912        32,699       77,445
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...................................       100,327    1,436,725      95,252        32,361       93,057
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................       106,719    1,698,379     101,261        35,067      104,912
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         6,858      421,059      42,314        11,043       27,977
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................    $  113,577   $2,119,438   $ 143,575   $    46,110   $  132,889
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                                THIRD
                                               T. ROWE          AVENUE
                                             PRICE FIXED       VARIABLE         TIMOTHY PLAN
        T. ROWE PRICE EQUITY SERIES         INCOME SERIES    SERIES TRUST      VARIABLE SERIES               VAN ECK VIP TRUST
------------------------------------------  -------------    ------------  ------------------------     --------------------------
                                                                                                                     UNCONSTRAINED
                                                                                                                       EMERGING
  BLUE CHIP       EQUITY          HEALTH      LIMITED-TERM                 CONSERVATIVE    STRATEGIC      EMERGING      MARKETS
  GROWTH II      INCOME II      SCIENCES II     BOND II         VALUE          GROWTH        GROWTH        MARKETS     BOND(al)*
----------------------------------------------------------------------------------------------------------------------------------

  $       --    $  129,522     $       --     $   53,253     $   33,635     $   10,633     $   3,360    $        --   $    27,938

          --            --             --             --             53             --            --            414             5
----------------------------------------------------------------------------------------------------------------------------------
          --       129,522             --         53,253         33,582         10,633         3,360           (414)       27,933
----------------------------------------------------------------------------------------------------------------------------------

     971,273       268,613        755,255        (24,308)       (30,916)          (426)       21,521       (128,216)       23,646

          --            --         63,682             --             --             --            --             --            --

          --            --         41,533          3,730             --             --            --             --        17,622
----------------------------------------------------------------------------------------------------------------------------------
     971,273       268,613        860,470        (20,578)       (30,916)          (426)       21,521       (128,216)       41,268
----------------------------------------------------------------------------------------------------------------------------------

     255,310       555,975        388,438         40,087        888,525          4,535         5,242      1,434,486        (9,928)
----------------------------------------------------------------------------------------------------------------------------------
  $1,226,583    $  954,110     $1,248,908     $   72,762     $  891,191     $   14,742     $  30,123    $ 1,305,856   $    59,273
==================================================================================================================================

==================================================================================================================================

                                                                THIRD
                                               T. ROWE          AVENUE
                                             PRICE FIXED       VARIABLE         TIMOTHY PLAN
        T. ROWE PRICE EQUITY SERIES         INCOME SERIES    SERIES TRUST      VARIABLE SERIES              VAN ECK VIP TRUST
------------------------------------------  -------------   -------------  ------------------------     --------------------------
                                                                                                                    UNCONSTRAINED
                                                                                                                      EMERGING
  BLUE CHIP       EQUITY         HEALTH      LIMITED-TERM                  CONSERVATIVE   STRATEGIC     EMERGING       MARKETS
  GROWTH II      INCOME II      SCIENCES II     BOND II         VALUE         GROWTH        GROWTH       MARKETS      BOND(al)*
----------------------------------------------------------------------------------------------------------------------------------

  $       --    $  129,522     $       --     $   53,253    $    33,582     $   10,633    $    3,360   $      (414)   $     27,933
     971,273       268,613        860,470        (20,578)       (30,916)          (426)       21,521      (128,216)         41,268

     255,310       555,975        388,438         40,087        888,525          4,535         5,242     1,434,486          (9,928)
----------------------------------------------------------------------------------------------------------------------------------
   1,226,583       954,110      1,248,908         72,762        891,191         14,742        30,123     1,305,856          59,273
----------------------------------------------------------------------------------------------------------------------------------

     773,553       666,086        370,175        236,206      1,056,209             --            --       397,825          22,876
    (452,505)     (283,079)    (3,300,702)      (561,676)      (202,554)        (2,567)      (55,828)     (116,585)       (201,037)
   1,602,080       719,017      5,240,591     (1,124,442)      (618,201)       430,665       154,302     2,258,655        (271,764)
----------------------------------------------------------------------------------------------------------------------------------

   1,923,128     1,102,024      2,310,064     (1,449,912)       235,454        428,098        98,474     2,539,895        (449,925)
----------------------------------------------------------------------------------------------------------------------------------
   3,149,711     2,056,134      3,558,972     (1,377,150)     1,126,645        442,840       128,597     3,845,751        (390,652)
----------------------------------------------------------------------------------------------------------------------------------
   6,499,342     5,643,991      2,305,755      3,189,797      3,361,177        150,705       132,983     3,302,252       1,414,989
----------------------------------------------------------------------------------------------------------------------------------
  $9,649,053    $7,700,125     $5,864,727     $1,812,647    $ 4,487,822     $  593,545    $  261,580   $ 7,148,003    $  1,024,337
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=============================================================================================================================

                                                       VAN ECK VIP TRUST (CONTINUED)       VANGUARD VARIABLE INSURANCE FUND
                                                      -------------------------------    ------------------------------------
                                                         GLOBAL            MULTI-
                                                          HARD            MANAGER                    CAPITAL     DIVERSIFIED
                                                         ASSETS         ALTERNATIVES     BALANCED    GROWTH         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................... $    38,641      $           --    $  94,082   $   9,777   $    28,194
Expenses:
   Mortality and expense risk fees ..................         101                   4           --          --            --
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ................      38,540                  (4)      94,082       9,777        28,194
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................    (881,093)              7,584       69,344      38,066        12,884
   Net realized short-term capital gain
     distributions from investments
     in portfolio shares ............................     117,583                  --           --          --            --
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares ............................     359,528                  --           --      14,933            --
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on
       investments in portfolio shares ..............    (403,982)              7,584       69,344      52,999        12,884
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............     584,237               9,049      270,694      78,265       149,267
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .............................. $   218,795      $       16,629    $ 434,120   $ 141,041   $   190,345
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=============================================================================================================================
                                                       VAN ECK VIP TRUST (CONTINUED)      VANGUARD VARIABLE INSURANCE FUND
                                                      -------------------------------    ------------------------------------
                                                         GLOBAL            MULTI-
                                                          HARD            MANAGER                    CAPITAL     DIVERSIFIED
                                                         ASSETS         ALTERNATIVES     BALANCED    GROWTH         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................. $    38,540      $           (4) $    94,082   $    9,777  $    28,194
   Net realized gain (loss) on investments in
     portfolio shares ...............................    (403,982)              7,584       69,344       52,999       12,884
   Net change in unrealized appreciation
     (depreciation) of investments
     in portfolio shares ............................     584,237               9,049      270,694       78,265      149,267
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations .............................     218,795              16,629      434,120      141,041      190,345
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ...........................     356,091              59,491      519,623      136,885       76,721
   Contract redemptions .............................    (303,695)            (22,456)     (69,723)     (13,388)      (3,821)
   Net transfers ....................................    (405,230)             11,336    1,587,398      671,399    1,274,361
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ...............    (352,834)             48,371    2,037,298      794,896    1,347,261
-----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .......    (134,039)             65,000    2,471,418      935,937    1,537,606
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................   5,309,934           1,316,499    2,870,986      714,119    1,004,265
-----------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ................. $ 5,175,895      $    1,381,499  $ 5,342,404   $1,650,056  $ 2,541,871
=============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                        VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            HIGH                                                 SHORT-TERM        SMALL
  EQUITY          EQUITY                    YIELD                    MID-CAP          REIT       INVESTMENT       COMPANY
  INCOME          INDEX         GROWTH      BOND      INTERNATIONAL   INDEX           INDEX         GRADE         GROWTH
-----------------------------------------------------------------------------------------------------------------------------

  $     65,954  $    82,795  $    6,248  $   195,196  $      93,360  $    23,584  $     102,741  $    336,375  $       4,412

            --           --          --           --             --           --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------
        65,954       82,795       6,248      195,196         93,360       23,584        102,741       336,375          4,412
-----------------------------------------------------------------------------------------------------------------------------

        85,328      240,696      38,087       14,883         73,414      (15,843)       170,074       166,749         67,411

            --        2,795          --           --             --           --          3,528            --             --

            --      175,372          --           --             --       60,683        175,057            --         37,450
-----------------------------------------------------------------------------------------------------------------------------
        85,328      418,863      38,087       14,883         73,414       44,840        348,659       166,749        104,861
-----------------------------------------------------------------------------------------------------------------------------

       258,216       32,171     252,528      342,196        809,086      261,254        451,587       118,463        157,061
-----------------------------------------------------------------------------------------------------------------------------
  $    409,498  $   533,829  $  296,863  $   552,275  $     975,860  $   329,678  $     902,987  $    621,587  $     266,334
=============================================================================================================================

=============================================================================================================================
                                        VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            HIGH                                                 SHORT-TERM        SMALL
  EQUITY          EQUITY                    YIELD                      MID-CAP        REIT       INVESTMENT       COMPANY
  INCOME           INDEX       GROWTH       BOND      INTERNATIONAL     INDEX         INDEX         GRADE         GROWTH
-----------------------------------------------------------------------------------------------------------------------------

  $     65,954  $    82,795  $    6,248  $   195,196  $      93,360  $    23,584  $     102,741  $    336,375  $       4,412
        85,328      418,863      38,087       14,883         73,414       44,840        348,659       166,749        104,861

       258,216       32,171     252,528      342,196        809,086      261,254        451,587       118,463        157,061
-----------------------------------------------------------------------------------------------------------------------------
       409,498      533,829     296,863      552,275        975,860      329,678        902,987       621,587        266,334
-----------------------------------------------------------------------------------------------------------------------------

       929,923      535,422     322,532    1,214,181        907,223      584,558      1,134,550     2,248,314        478,120
       (37,110)    (203,877)   (131,023)     (61,485)      (207,938)     (43,089)      (204,645)     (516,188)       (59,366)
     2,322,086    1,853,841     816,391    5,432,055      1,197,325      502,151      2,025,058     2,378,692        356,194
-----------------------------------------------------------------------------------------------------------------------------

     3,214,899    2,185,386   1,007,900    6,584,751      1,896,610    1,043,620      2,954,963     4,110,818        774,948
-----------------------------------------------------------------------------------------------------------------------------
     3,624,397    2,719,215   1,304,763    7,137,026      2,872,470    1,373,298      3,857,950     4,732,405      1,041,282
-----------------------------------------------------------------------------------------------------------------------------
     1,386,044    3,827,578   1,226,270    1,746,792      3,861,300    1,775,542      4,267,602    13,651,914      1,630,947
-----------------------------------------------------------------------------------------------------------------------------
  $  5,010,441  $ 6,546,793  $2,531,033  $ 8,883,818  $   6,733,770  $ 3,148,840  $   8,125,552  $ 18,384,319  $   2,672,229
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                              VANGUARD               VARIABLE
                                                         VARIABLE INSURANCE         INSURANCE           VIRTUS VARIABLE
                                                           FUND (CONTINUED)            TRUST            INSURANCE TRUST
                                                    -----------------------------  --------------  ----------------------------
                                                        TOTAL            TOTAL
                                                         BOND            STOCK
                                                        MARKET          MARKET                                    MULTI-SECTOR
                                                        INDEX            INDEX     VICE FUND (a)*  INTERNATIONAL  FIXED INCOME
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................  $      339,431   $    107,098  $           --  $     19,532   $    271,407
Expenses:
   Mortality and expense risk fees ...............              --             --              --            --             --
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........         339,431        107,098              --        19,532        271,407
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............         129,606        241,894              --        (3,128)       280,653
   Net realized short-term capital gain
     distributions from investments
     in portfolio shares .........................          61,715         23,522              --            --             --
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares .........................          50,765        394,362              --            --             --
-------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on
           investments in portfolio shares .......         242,086        659,778              --       (3,128)        280,653
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ...........................         (32,040)       251,715             (21)       67,156        (24,998)
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
           assets from operations ................  $      549,477   $  1,018,591  $          (21) $     83,560   $    527,062
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                              VANGUARD               VARIABLE
                                                         VARIABLE INSURANCE         INSURANCE           VIRTUS VARIABLE
                                                           FUND (CONTINUED)            TRUST            INSURANCE TRUST
                                                    -----------------------------  --------------  ----------------------------
                                                        TOTAL           TOTAL
                                                         BOND           STOCK
                                                        MARKET          MARKET                                    MULTI-SECTOR
                                                        INDEX           INDEX      VICE FUND (a)*  INTERNATIONAL  FIXED INCOME
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $      339,431   $    107,098  $           --  $      19,532  $    271,407
   Net realized gain (loss) on investments in
     portfolio shares ............................         242,086        659,778              --         (3,128)      280,653
   Net change in unrealized appreciation
     (depreciation) of investments
     in portfolio shares .........................         (32,040)       251,715             (21)        67,156       (24,998)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ...............................         549,477      1,018,591             (21)        83,560       527,062
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...................................       3,984,001      1,914,108              --         93,778       108,984
   Contract redemptions ..........................        (386,048)      (470,348)             (8)        (6,025)      (91,526)
   Net transfers .................................       3,389,925      1,903,033          21,575      1,244,332     7,796,713
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ............       6,987,878      3,346,793          21,567      1,332,085     7,814,171
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....       7,537,355      4,365,384          21,546      1,415,645     8,341,233
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      10,022,691      5,093,418              --          6,731       901,957
-------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ..............  $   17,560,046   $  9,458,802  $       21,546  $   1,422,376  $  9,243,190
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
          VIRTUS VARIABLE
  INSURANCE TRUST (CONTINUED)        WELLS FARGO ADVANTAGE VT FUNDS                WILSHIRE VARIABLE INSURANCE TRUST
-------------------------------  --------------------------------------  ------------------------------------------------------
                      REAL                                    SMALL
    PREMIUM          ESTATE                                    CAP                                  INTERNATIONAL    SMALL
   ALPHASECTOR     SECURITIES     DISCOVERY   OPPORTUNITY     VALUE      EQUITY (c)*   INCOME (c)*   EQUITY (c)*  GROWTH (c,t)*
-------------------------------------------------------------------------------------------------------------------------------

  $      25,776  $       10,238  $        --  $       318  $      2,808  $      1,200  $       212  $      2,601  $         --

             --              --        1,858           72            --            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         25,776          10,238       (1,858)         246         2,808         1,200          212         2,601            --
-------------------------------------------------------------------------------------------------------------------------------

         36,868          17,849       66,208       (3,726)        5,001            --           --           687         1,273

             --           8,770           --           --            --            --           11            --            --

             --         105,189           --          117            --            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         36,868         131,808       66,208       (3,609)        5,001            --           11           687         1,273
-------------------------------------------------------------------------------------------------------------------------------

         (7,800)        (64,465)     121,654       55,090        28,172           790          (64)        2,201         4,965
-------------------------------------------------------------------------------------------------------------------------------
  $      54,844  $       77,581  $   186,004  $    51,727  $     35,981  $      1,990  $       159  $      5,489  $      6,238
===============================================================================================================================

===============================================================================================================================
          VIRTUS VARIABLE
  INSURANCE TRUST (CONTINUED)        WELLS FARGO ADVANTAGE VT FUNDS                WILSHIRE VARIABLE INSURANCE TRUST
-------------------------------  --------------------------------------  ------------------------------------------------------
                      REAL                                    SMALL
    PREMIUM          ESTATE                                    CAP                                  INTERNATIONAL    SMALL
   ALPHASECTOR     SECURITIES     DISCOVERY   OPPORTUNITY     VALUE      EQUITY (c)*   INCOME (c)*   EQUITY (c)*  GROWTH (c,t)*
-------------------------------------------------------------------------------------------------------------------------------

  $      25,776  $       10,238  $    (1,858) $       246  $      2,808  $      1,200  $       212  $      2,601  $         --
         36,868         131,808       66,208       (3,609)        5,001            --           11           687         1,273
         (7,800)        (64,465)     121,654       55,090        28,172           790          (64)        2,201         4,965
-------------------------------------------------------------------------------------------------------------------------------
         54,844          77,581      186,004       51,727        35,981         1,990          159         5,489         6,238
-------------------------------------------------------------------------------------------------------------------------------

      1,154,640         178,879      120,348       49,267       128,582            --            1           100         6,001
        (48,454)        (15,956)     (86,523)     (17,116)       (5,447)          (11)         (23)       (7,809)       (1,187)
      2,447,268       1,189,167      792,665      (81,940)      (83,062)      142,149        7,116       123,260       120,089
-------------------------------------------------------------------------------------------------------------------------------

      3,553,454       1,352,090      826,490      (49,789)       40,073       142,138        7,094       115,551       124,903
-------------------------------------------------------------------------------------------------------------------------------
      3,608,298       1,429,671    1,012,494        1,938        76,054       144,128        7,253       121,040       131,141
-------------------------------------------------------------------------------------------------------------------------------
        294,224         113,759    1,271,272      370,117       339,413            --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
  $   3,902,522  $    1,543,430  $ 2,283,766  $   372,055  $    415,467  $    144,128  $     7,253  $    121,040  $    131,141
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=======================================================================================================
                                                                                           COMBINED
                                                                                            TOTAL
-------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............................. $    25,446,593
Expenses:
   Mortality and expense risk fees ...................................................          16,179
-------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................................................      25,430,414
-------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................................      15,732,565
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................................       6,958,753
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................................       9,573,187
-------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares .....................      32,264,505
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................................      40,596,663
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........................... $    98,291,582
=======================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=======================================================================================================
                                                                                           COMBINED
                                                                                            TOTAL
-------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................................  $    25,430,414
   Net realized gain (loss) on investments in portfolio shares ......................       32,264,505
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ............................................................       40,596,663
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........................       98,291,582
-------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..............................      409,733,525
   Contract redemptions .............................................................      (91,500,158)
   Net transfers ....................................................................          (66,116)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ...............................................      318,167,251
-------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .......................................      416,458,833
-------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................................      891,376,234
-------------------------------------------------------------------------------------------------------
          Net assets, end of period .................................................  $ 1,307,835,067
=======================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company") and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC") and on December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Monument product was no longer offered effective December 13, 2005.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2013.

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to total assets or to Account G.

      The following variable account investment options are available with only certain variable annuities offered through Account G:

ADVISORS PREFERRED TRUST
      Gold Bullion Strategy Portfolio
THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Dynamic Asset Allocation Portfolio Class B
      Global Thematic Growth Portfolio Class B
      Growth and Income Portfolio Class A
      International Growth Portfolio Class B
      International Value Portfolio Class B
      Small-Mid Cap Value Portfolio Class B
ALPS VARIABLE INVESTMENT TRUST
      Alerian Energy Infrastructure
      Ibbotson Aggressive Growth EFT Asset Allocation
      Ibbotson Balanced EFT Asset Allocation
      Ibbotson Conservative EFT Asset Allocation
      Ibbotson Growth EFT Asset Allocation
      Income & Growth EFT Asset Allocation
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
AMERICAN FUNDS INSURANCE SERIES
      Asset Allocation Fund
      Blue Chip Income and Growth Fund
      Bond Fund
      Global Bond Fund
      Growth Fund
      Growth-Income Fund
      High-Income Bond Fund
      International Fund
      Managed Risk Asset Allocation Fund
      Managed Rick Blue Chip Income & Growth Fund
      Managed Risk Growth Fund
      Managed Risk Growth-Income Fund
      Managed Risk International Fund
      Mortgage Fund
BLACKROCK VARIABLE SERIES FUNDS
      Capital Appreciation Fund
      Equity Dividend Fund
      Global Allocation Fund
      High Yield Fund
      Large Cap Core Fund
      Large Cap Growth Fund
      Large Cap Value Fund
      Total Return Fund
      U.S. Government Bond Fund
COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC
      Select Large-Cap Value Portfolio
      Select Smaller-Cap Value Portfolio
      Seligman Global Technology Portfolio
CREDIT SUISSE FUNDS
      Commodity Return Strategy Portfolio
DFA INVESTMENTS DIMENSIONS GROUP, INC.
      VA Global Bond Portfolio
      VA International Small Portfolio
      VA International Value Portfolio
      VA Short-Term Fixed Portfolio
      VA U.S. Large Value Portfolio
      VA U.S. Targeted Value Portfolio
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
DREYFUS VARIABLE INVESTMENT FUND
      International Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio
      Socially Responsible Growth
      Stock Index
EATON VANCE VARIABLE TRUST
      Floating-Rate Income Fund
      Large-Cap Value Fund
FEDERATED INSURANCE SERIES
      High Income Bond Fund II
      Kaufmann Fund II
      Managed Tail Risk Fund II
      Managed Volatility Fund II

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II
      Balanced Portfolio
      Contrafund Portfolio
      Disciplined Small Cap Portfolio
      Equity-Income Portfolio
      Growth Portfolio
      Growth & Income Portfolio
      Growth Opportunities Portfolio
      High Income Portfolio
      International Capital Appreciation Portfolio
      Investment Grade Bond Portfolio
      Mid Cap Portfolio
      Overseas Portfolio
      Real Estate Portfolio
      Strategic Income Portfolio
      Target Volatility
      Value Portfolio
FIRST EAGLE VARIABLE FUNDS
      Overseas Variable Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
      Global Real Estate Securities II Fund
      High Income Securities II Fund
      Income Securities II Fund
      Mutual Shares Securities II Fund
      Strategic Income Securities II Fund
      Templeton Global Bond Securities II Fund
      U.S. Government II Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST
      Global Markets Navigator Fund
GUGGENHEIM VARIABLE INSURANCE FUNDS
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      CLS AdvisorOne Select Allocation Fund
      Floating Rate Strategies Fund
      Global VT Managed Futures Strategy Fund
      High Yield Fund
      Macro Opportunities Fund
      Multi-Hedge Strategies Fund
      Small Cap Value Fund
      StylePlus Large Growth Fund
      StylePlus Mid Growth Fund
      U.S. Long Short Momentum Fund
      U.S. Total Return Bond
      World Equity Income Fund
      Rydex Banking Fund
      Rydex Basic Materials Fund
      Rydex Biotechnology Fund
      Rydex Commodities Strategy Fund
      Rydex Consumer Products Fund
      Rydex Dow 2X Strategy Fund
      Rydex Electronics Fund
      Rydex Energy Fund
      Rydex Energy Services Fund
      Rydex Europe 1.25X Strategy Fund
      Rydex Financial Services Fund
      Rydex Government Long Bond 1.2X Strategy Fund
      Rydex Health Care Fund
      Rydex Internet Fund
      Rydex Inverse Dow 2X Strategy Fund
      Rydex Inverse Government Long Bond Strategy Fund
      Rydex Inverse Mid-Cap Strategy Fund
      Rydex Inverse NASDAQ-100(R) Strategy Fund
      Rydex Inverse Russell 2000(R) Strategy Fund
      Rydex Inverse S&P 500 Strategy Fund
      Rydex Japan 2X Strategy Fund
      Rydex Leisure Fund
      Rydex Mid Cap 1.5X Strategy Fund
      Rydex NASDAQ-100(R) 2X Strategy Fund
      Rydex NASDAQ-100(R) Strategy Fund
      Rydex Nova Fund
      Rydex Precious Metals Fund
      Rydex Real Estate Fund
      Rydex Retailing Fund
      Rydex Russell 2000(R) 1.5X Strategy Fund
      Rydex Russell 2000(R) 2X Strategy Fund
      Rydex S&P 500 2X Strategy Fund
      Rydex S&P 500 Pure Growth Fund
      Rydex S&P 500 Pure Value Fund
      Rydex S&P MidCap 400 Pure Growth Fund
      Rydex S&P MidCap 400 Pure Value Fund
      Rydex S&P SmallCap 600 Pure Growth Fund
      Rydex S&P SmallCap 600 Pure Value Fund
      Rydex Strengthening Dollar 2X Strategy Fund
      Rydex Technology Fund
      Rydex Telecommunications Fund
      Rydex Transportation Fund
      Rydex Utilities Fund
      Rydex Weakening Dollar 2X Strategy Fund
INVESCO VARIABLE INSURANCE FUNDS
      Balanced-Risk Allocation Fund Series II
      Comstock Fund Series I
      Core Equity Fund Series I
      Diversified Dividend Fund Series I
      Equity and Income Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      Government Securities Fund Series I
      Growth and Income Fund Series I
      High Yield Fund Series I
      International Growth Fund Series I
      Mid Cap Core Equity Fund Series II
      Money Market Fund I
      Technology Fund Series I
      Value Opportunities Fund Series II
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
      Asset Strategy Portfolio
      Balanced Portfolio
      Bond Portfolio
      Energy Portfolio
      Global Bond Portfolio
      Global Natural Resources Portfolio
      High Income Portfolio
      Limited Term Bond Portfolio
      Mid Cap Growth Portfolio
      Science and Technology Portfolio
      Value Portfolio
JANUS ASPEN SERIES - INSTITUTIONAL SHARES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Global Research Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

JANUS ASPEN SERIES - SERVICE SHARES
      Flexible Bond Portfolio
      Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Equity Portfolio
      International Equity Portfolio
      Multi-Asset Targeted Volatility Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable All Cap Value Portfolio
      ClearBridge Variable Equity Income Portfolio
      ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Small Cap Growth Portfolio
      Legg Mason Dynamic Multi-Strategy Portfolio
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      Bond Debenture Portfolio
      Calibrated Dividend Growth Portfolio
      Classic Stock Portfolio
      Growth and Income Portfolio
      International Opportunities Portfolio
MERGER FUND VL
      Merger Fund VL
NATIONWIDE VARIABLE INSURANCE TRUST
      Bond Index Fund
      International Index Fund
      Mid Cap Index Fund
      S&P 500 Index Fund
      Small Cap Index Fund
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Large Cap Value Portfolio
      Mid-Cap Growth Portfolio
      Mid Cap Intrinsic Value Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      7Twelve Balanced Portfolio
      BCM Decathlon Aggressive Portfolio Class 2
      BCM Decathlon Conservative Portfolio Class 2
      BCM Decathlon Moderate Portfolio Class 2
      Changing Parameters Portfolio
      Innealta Country Rotation Portfolio Class 2
      Innealta Sector Rotation Portfolio Class 2
      JNF Balanced Portfolio
      JNF Equity Portfolio
      Mariner Hyman Beck Portfolio Class 2
      Power Income Portfolio Class 2
      Probabilities Fund
      TOPS Aggressive Growth ETF Portfolio (Class 1)
      TOPS Balanced ETF Portfolio (Class 1)
      TOPS Capital Preservation ETF Portfolio (Class 1 & 2) TOPS Growth ETF Portfolio (Class 1)
      TOPS Managed Risk Balanced ETF Portfolio (Class 1 & 2) TOPS Managed Risk Growth ETF Portfolio (Class 1 & 2)
      TOPS Managed Risk Moderate Growth Portfolio (Class 1 & 2) TOPS Moderate Growth EFT (Class 1)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Core Bond Fund
      Global Fund
      Global Strategic Income Fund
      International Growth Fund
      Main Street(R) Fund
PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond Unhedged Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Advantage Strategy Bond Portfolio
      Global Bond Unhedged Portfolio
      Global Diversified Allocation Portfolio
      Global Multi-Asset Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio
      Unconstrained Bond Portfolio
PIONEER VARIABLE CONTRACTS TRUST - CLASS II
      Bond Portfolio
      Disciplined Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio
PROFUNDS VP
      Access VP High Yield Fund
      Asia 30 Fund
      Banks Fund
      Basic Materials Fund
      Bear Fund
      Biotechnology Fund
      Bull Fund
      Consumer Goods Fund
      Consumer Services Fund
      Emerging Markets Fund
      Europe 30 Fund
      Falling U.S. Dollar Fund
      Financials Fund
      Health Care Fund
      Industrials Fund
      International Fund
      Internet Fund
      Japan Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Mid-Cap Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Money Market Fund
      NASDAQ-100 Fund
      Oil & Gas Fund
      Pharmaceuticals Fund
      Precious Metals Fund
      Real Estate Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

PROFUNDS VP (CONTINUED)
      Rising Rates Opportunity Fund
      Semiconductor Fund
      Short Emerging Markets Fund
      Short International Fund
      Short Mid-Cap Fund
      Short NASDAQ-100 Fund
      Short Small-Cap Fund
      Small Cap Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Technology Fund
      Telecommunications Fund
      U.S. Government Plus Fund
      UltraBull Fund
      UltraMid-Cap Fund
      UltraNASDAQ-100 Fund
      UltraShort NASDAQ-100 Fund
      UltraSmall-Cap Fund
      Utilities Fund
PUTNAM VARIABLE TRUST
      Absolute Return 500 Fund
      American Government Income Fund
      Diversified Income Fund
      Equity Income Fund
      High Yield Fund
      Income Fund
      Voyager Fund
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
SEI INSURANCE PRODUCTS TRUST
      Balanced Strategy Fund
      Conservative Strategy Fund
      Defensive Strategy Fund
      Market Growth Strategy Fund
      Market Plus Strategy Fund
      Moderate Strategy Fund
T. ROWE PRICE EQUITY SERIES, INC.
      Blue Chip Growth Portfolio II
      Equity Income Portfolio II
      Health Sciences Portfolio II
      Limited-Term Bond Portfolio II
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
TIMOTHY PLAN VARIABLE SERIES
      Conservative Growth Portfolio
      Strategic Growth Portfolio
VAN ECK VIP TRUST
      Emerging Markets Fund
      Global Gold Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund
      Unconstrained Emerging Markets Bond Fund
VANGUARD VARIABLE INSURANCE FUND
      Balanced Portfolio
      Capital Growth Portfolio
      Diversified Value Portfolio
      Equity Income Portfolio
      Equity Index Portfolio
      Growth Portfolio
      High Yield Bond Portfolio
      International Portfolio
      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Short-Term Investment Grade Portfolio
      Small Company Growth Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio
VARIABLE INSURANCE TRUST
      Vice Fund
VIRTUS VARIABLE INSURANCE TRUST
      International Series
      Multi-Sector Fixed Income Series
      Premium AlphaSector Series
      Real Estate Securities Series
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund
      Small Cap Value Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

      In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. This disclosure did not have an impact on Account G's financial statements.

      In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account G's adoption of this standard in 2012 did not have a material impact on the Account G's financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in gains of $12,134 and $3,739 for the years ended December 31, 2013 and 2012, respectively.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      Account G values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account G's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

      o  Level 1-  Valuations based on quoted prices in active markets for identical investments.

      o  Level 2-  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

      o  Level 3-  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

      The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

      Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account G includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. Prior to 2013, Account G classified its investments in registered investment companies as Level 2. The fair value of investments of registered investment companies at December 31, 2012 has been reclassified from Level 2 to Level 1.

     The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                               FAIR VALUE MEASUREMENTS USING
------------------------------------------------------------------------------------------
                                                  Quoted
                                                prices in      Significant
                                             Active Markets       Other       Significant
                                              for Identical    Observable     Unobservable
                             Total As of          Assets         Inputs          Inputs
                             12/31/2013         (Level 1)      (Level 2)        (Level 3)
------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------
  Mutual Funds:
    Alternative            $      506,548    $      506,548    $        --    $         --
------------------------------------------------------------------------------------------
    Balanced                  178,123,826       178,123,826             --              --
------------------------------------------------------------------------------------------
    Bond                      744,440,089       744,440,089             --              --
------------------------------------------------------------------------------------------
    Money Market              173,448,691       173,448,691             --              --
------------------------------------------------------------------------------------------
    Stock                     980,937,579       980,937,579             --              --
------------------------------------------------------------------------------------------
                           $2,077,456,733    $2,077,456,733             --              --
                           ===============================================================

                  FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2013
------------------------------------------------------------------------------------------
                                                                Redemption        Other
                        Fair Value     Unfunded    Redemption     Notice       redemption
Investment              using NAV     commitment   frequency      Period*     restrictions
------------------------------------------------------------------------------------------
Mutual Funds:
  Alternative        $      506,548      N/A        Daily       0 - 90 days       None
------------------------------------------------------------------------------------------
  Balanced              178,123.826      N/A        Daily       0 - 90 days       None
------------------------------------------------------------------------------------------
  Bond                  744,440,089      N/A        Daily       None              None
------------------------------------------------------------------------------------------
  Money Market          173,448,691      N/A        Daily       7 days            None
------------------------------------------------------------------------------------------
  Stock                 980,937,579      N/A        Daily       0 - 90 days       None
------------------------------------------------------------------------------------------
                     $2,077,456,733
                     =====================================================================

* Varies by fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $4,077,733,114 and $3,598,974,848 for the years ended December 31, 2013 and
2012, respectively. The aggregate proceeds from sales of investments in portfolio shares were $3,422,534,170 and $3,238,845,440 for the years ended December 31, 2013 and 2012, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $1,683,945 and $1,213,712 for the years ended December 31, 2013 and 2012, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $15,085 and $14,312 for the years ended December 31, 2013 and 2012, respectively. The administrative expenses were $1,968 and $1,867 for the years ended December 31, 2013 and 2012, respectively.

      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $635 and $856 for the years ended December 31, 2013 and 2012, respectively.

      The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $321,413 and $179,403 for the years ended December 31, 2013 and 2012, respectively.

      Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $84,910 and $56,056 for the years ended December 31, 2013 and 2012, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      The total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

      Investments under the Monument product totaled 32 contracts, comprising net assets of $1.451 million as of December 31, 2013, which are not deemed to be significant, and therefore, have not been presented separately in the financial highlights except where noted.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                      AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------------
                  FUND DESCRIPTION                   UNITS                   NET ASSETS                  INVESTMENT
-------------------------------------------------  --------       UNIT     --------------    TOTAL         INCOME         EXPENSE
    YEAR   PRODUCT                                  (000s)       VALUE         (000s)        RETURN         RATIO          RATIO
------------------------------------------------------------------------------------------------------------------------------------
ADVISORS PREFERRED TRUST:
  Gold Bullion Strategy Portfolio
    2013   Total ................................     41                      $   379                       0.00%
           Monument Advisor .....................     --         $ 9.32            --        -6.80%           --            N/A
           Inception Nov 15 .....................     --          10.00            --          N/A           N/A            N/A
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
    2013   Total ................................    396                       11,479                       0.46%
           Monument Advisor .....................     --          28.94            --        35.17%           --            N/A
           Monument .............................     --          45.52            --        33.45%           --           1.30%
    2012   Total ................................    260                        5,589                       1.09%
           Monument Advisor .....................     --          21.41            --        18.35%           --            N/A
           Monument .............................     --          34.11            --        16.78%           --           1.30%
    2011   Total ................................    222                        4,055                       0.11%
           Monument Advisor .....................     --          18.09            --        -0.33%           --            N/A
           Monument .............................     --          29.21            --        -1.62%           --           1.30%
    2010   Total ................................    113                        2,095                       0.37%
           Monument Advisor .....................     --          18.15            --        14.01%           --            N/A
           Monument .............................     --          29.69            --        12.59%           --           1.30%
    2009   Total ................................    113                        1,833                       0.00%
           Monument Advisor .....................     --          15.92            --        51.19%           --            N/A
           Monument .............................     --          26.37            --        49.15%           --           1.30%
  Large Cap Growth Portfolio
    2013   Total ................................    169                        3,362                       1.23%
           Monument Advisor .....................     --          19.85            --        35.03%           --            N/A
           Monument .............................     --          26.13            --        33.32%           --           1.30%
    2012   Total ................................    106                        1,566                       1.43%
           Monument Advisor .....................     --          14.70            --         9.87%           --            N/A
           Monument .............................     --          19.60            --         8.47%           --           1.30%
    2011   Total ................................     75                        1,005                       1.03%
           Monument Advisor .....................     --          13.38            --        -0.30%           --            N/A
           Monument .............................     --          18.07            --        -1.63%           --           1.30%
    2010   Total ................................     73                          984                       0.83%
           Monument Advisor .....................     --          13.42            --        13.34%           --            N/A
           Monument .............................     --          18.37            --        11.94%           --           1.30%
    2009   Total ................................     94                        1,124                       0.60%
           Monument Advisor .....................     --          11.84            --        47.63%           --            N/A
           Monument .............................     --          16.41            --        45.61%           --           1.30%
  Mid Cap Growth Portfolio
    2013   Total ................................     70                        1,360                       0.41%
           Monument Advisor .....................     --          18.82            --        35.88%           --            N/A
           Monument .............................     --          34.86            --        34.08%           --           1.30%
    2012   Total ................................     35                          516                       0.00%
           Monument Advisor .....................     --          13.85            --        16.19%           --            N/A
           Monument .............................     --          26.00            --        14.74%           --           1.30%
    2011   Total ................................     44                          548                       0.31%
           Monument Advisor .....................     --          11.92            --        -8.31%           --            N/A
           Monument .............................     --          22.66            --        -9.47%           --           1.30%
    2010   Total                                      92                        1,247                       0.00%
           Monument Advisor .....................     --          13.00            --        19.38%           --            N/A
           Monument .............................     --          25.03            --        17.84%           --           1.30%
    2009   Total ................................    100                        1,150                       0.00%
           Monument Advisor .....................     --          10.89            --        51.67%           --            N/A
           Monument .............................     --          21.24            --        49.68%           --           1.30%
  Small Cap Growth Portfolio
    2013   Total ................................     14                          356                       0.00%
           Monument Advisor .....................     --          25.48            --        34.32%           --            N/A
           Monument .............................     --          24.97            --        32.54%           --           1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                      AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------------
                  FUND DESCRIPTION                   UNITS                   NET ASSETS                  INVESTMENT
-------------------------------------------------  --------       UNIT     --------------     TOTAL        INCOME         EXPENSE
    YEAR   PRODUCT                                  (000s)       VALUE         (000s)        RETURN         RATIO          RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
  Small Cap Growth Portfolio (continued)
    2012   Total ................................      15                      $  282                        0.00%
           Monument Advisor .....................      --        $18.97            --         12.45%           --            N/A
           Monument .............................      --         18.84            --         11.02%           --           1.30%
    2011   Total ................................      15                         253                        0.00%
           Monument Advisor .....................      --         16.87            --         -3.16%           --            N/A
           Monument .............................      --         16.97            --         -4.39%           --           1.30%
    2010   Total ................................      18                         319                        0.00%
           Monument Advisor .....................      --         17.42            --         25.32%           --            N/A
           Monument .............................      --         17.75            --         23.69%           --           1.30%
    2009   Total ................................      24                         333                        0.00%
           Monument Advisor .....................      --         13.90            --         45.40%           --            N/A
           Monument .............................      --         14.35            --         43.64%           --           1.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC.:
  Dynamic Asset Allocation Portfolio
    2013   Total ................................      33                         391                        0.24%
           Monument Advisor .....................      --         11.72            --         11.94%           --            N/A
    2012   Total ................................      --                           4                        0.00%
           Monument Advisor .....................      --         10.47            --          4.49%           --            N/A
           Inception November 16 ................      --         10.02            --           N/A           N/A            N/A
  Global Thematic Growth Portfolio
    2013   Total ................................      32                         359                        0.03%
           Monument Advisor .....................      --         11.14            --         22.96%           --            N/A
    2012   Total ................................      32                         288                        0.00%
           Monument Advisor .....................      --          9.06            --         13.25%           --            N/A
    2011   Total ................................       8                          63                        0.34%
           Monument Advisor .....................      --          8.00            --        -23.44%           --            N/A
    2010   Total ................................      --                          --                        0.00%
           Monument Advisor .....................      --         10.45            --          4.40%           --            N/A
           Inception Nov 19 .....................      --         10.01            --           N/A           N/A            N/A
  Growth and Income Portfolio
    2013   Total ................................     331                       5,316                        1.07%
           Monument Advisor .....................      --         16.05            --         34.99%           --            N/A
           Monument .............................      --         17.89            --         33.21%           --           1.30%
    2012   Total ................................     173                       2,057                        1.45%
           Monument Advisor .....................      --         11.89            --         17.49%           --            N/A
           Monument .............................      --         13.43            --         15.98%           --           1.30%
    2011   Total ................................      80                         807                        1.48%
           Monument Advisor .....................      --         10.12            --          6.30%           --            N/A
           Monument .............................      --         11.58            --          4.99%           --           1.30%
    2010   Total ................................      42                         400                        0.00%
           Monument Advisor .....................      --          9.52            --         13.20%           --            N/A
           Monument .............................      --         11.03            --         11.64%           --           1.30%
    2009   Total ................................      45                         375                        4.70%
           Monument Advisor .....................      --          8.41            --         20.83%           --            N/A
           Monument .............................      --          9.88            --         19.18%           --           1.30%
  International Growth Portfolio
    2013   Total ................................     150                       1,369                        0.70%
           Monument Advisor .....................      --          9.11            --         13.31%           --            N/A
    2012   Total ................................      86                         693                        1.50%
           Monument Advisor .....................      --          8.04            --         15.19%           --            N/A
    2011   Total ................................      77                         534                        2.67%
           Monument Advisor .....................      --          6.98            --        -16.00%           --            N/A
    2010   Total ................................      64                         534                        1.91%
           Monument Advisor .....................      --          8.31            --         12.60%           --            N/A
    2009   Total ................................      46                         340                        4.58%
           Monument Advisor .....................      --          7.38            --         39.25%           --            N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                      AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------------
                  FUND DESCRIPTION                   UNITS                   NET ASSETS                  INVESTMENT
-------------------------------------------------  --------       UNIT     --------------     TOTAL        INCOME         EXPENSE
    YEAR   PRODUCT                                  (000s)       VALUE         (000s)        RETURN         RATIO          RATIO
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC.: (continued)
  International Value Portfolio
    2013   Total ................................     261                      $2,004                       8.49%
           Monument Advisor .....................      --        $ 7.67            --         22.72%          --            N/A
    2012   Total ................................      77                         483                       1.61%
           Monument Advisor .....................      --          6.25            --         14.26%          --            N/A
    2011   Total ................................      60                         327                       4.15%
           Monument Advisor .....................      --          5.47            --        -19.44%          --            N/A
    2010   Total ................................      54                         368                       2.80%
           Monument Advisor .....................      --          6.79            --          4.30%          --            N/A
    2009   Total ................................      34                         224                       0.92%
           Monument Advisor .....................      --          6.51            --         34.50%          --            N/A
  Small Cap Growth Portfolio
    2013   Total ................................      82                       1,698                       0.00%
           Monument Advisor .....................      --         20.68            --         45.33%          --            N/A
    2012   Total ................................     112                       1,595                       0.00%
           Monument Advisor .....................      --         14.23            --         14.76%          --            N/A
    2011   Total ................................     117                       1,448                       0.00%
           Monument Advisor .....................      --         12.40            --          4.20%          --            N/A
    2010   Total ................................      47                         560                       0.00%
           Monument Advisor .....................      --         11.90            --         36.47%          --            N/A
    2009   Total ................................       4                          35                       0.00%
           Monument Advisor .....................      --          8.72            --         41.33%          --            N/A
  Small-Mid Cap Value Portfolio
    2013   Total ................................     285                       5,264                       0.40%
           Monument Advisor .....................      --         18.46            --         37.66%          --            N/A
    2012   Total ................................     266                       3,567                       0.29%
           Monument Advisor .....................      --         13.41            --         18.46%          --            N/A
    2011   Total ................................     265                       3,002                       0.25%
           Monument Advisor .....................      --         11.32            --         -8.64%          --            N/A
    2010   Total ................................     208                       2,575                       0.27%
           Monument Advisor .....................      --         12.39            --         26.56%          --            N/A
    2009   Total ................................     117                       1,146                       0.76%
           Monument Advisor .....................      --          9.79            --         42.71%          --            N/A
ALPS VARIABLE INSURANCE TRUST:
  Alerian Energy Infrastructure Portfolio
    2013   Total ................................     311                       3,337                       0.00%
           Monument Advisor .....................      --         10.72            --          8.83%          --            N/A
           Inception May 1 ......................      --          9.85            --           N/A           N/A           N/A
IBBOTSON ETF ASSET ALLOCATION SERIES:
  Aggressive Growth Portfolio
    2013   Total ................................      45                         554                       4.89%
           Monument Advisor .....................      --         12.43            --         18.04%          --            N/A
    2012   Total ................................       4                          44                       3.97%
           Monument Advisor .....................      --         10.53            --         14.21%          --            N/A
    2011   Total ................................       1                           5                       0.20%
           Monument Advisor .....................      --          9.22            --         -5.05%          --            N/A
    2010   Total ................................       3                          32                       0.70%
           Monument Advisor .....................      --          9.71            --         15.18%          --            N/A
    2009   Total ................................       3                          21                       0.70%
           Monument Advisor .....................      --          8.43            --         27.34%          --            N/A
  Balanced Portfolio
    2013   Total ................................     281                       3,556                       1.56%
           Monument Advisor .....................      --         12.64            --         11.86%          --            N/A
    2012   Total ................................     235                       2,649                       1.46%
           Monument Advisor .....................      --         11.30            --         10.89%          --            N/A
    2011   Total ................................     247                       2,515                       1.00%
           Monument Advisor .....................      --         10.19            --         -0.97%          --            N/A
    2010   Total ................................     242                       2,488                       0.96%
           Monument Advisor .....................      --         10.29            --         11.73%          --            N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                      AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------------
                  FUND DESCRIPTION                   UNITS                   NET ASSETS                  INVESTMENT
-------------------------------------------------  --------       UNIT     --------------    TOTAL         INCOME         EXPENSE
    YEAR   PRODUCT                                  (000s)        VALUE        (000s)        RETURN         RATIO          RATIO
------------------------------------------------------------------------------------------------------------------------------------
IBBOTSON ETF ASSET ALLOCATION SERIES: (continued)
  Balanced Portfolio (continued)
    2009   Total ................................      89                      $  822                       1.74%
           Monument Advisor .....................      --        $ 9.21            --        19.46%           --            N/A
  Conservative Portfolio
    2013   Total ................................     344                       4,122                       1.37%
           Monument Advisor .....................      --         11.97            --         2.57%           --            N/A
    2012   Total ................................     303                       3,535                       1.85%
           Monument Advisor .....................      --         11.67            --         5.23%           --            N/A
    2011   Total ................................     148                       1,640                       1.22%
           Monument Advisor .....................      --         11.09            --         3.16%           --            N/A
    2010   Total ................................     156                       1,679                       1.42%
           Monument Advisor .....................      --         10.75            --         6.33%           --            N/A
    2009   Total ................................     144                       1,452                       0.76%
           Monument Advisor .....................      --         10.11            --         8.36%           --            N/A
  Growth Portfolio
    2013   Total ................................     175                       2,216                       1.32%
           Monument Advisor .....................      --         12.64            --        16.50%           --            N/A
    2012   Total ................................     151                       1,643                       1.26%
           Monument Advisor .....................      --         10.85            --        12.90%           --            N/A
    2011   Total ................................     161                       1,546                       1.60%
           Monument Advisor .....................      --          9.61            --        -3.61%           --            N/A
    2010   Total ................................      75                         746                       0.93%
           Monument Advisor .....................      --          9.97            --        13.81%           --            N/A
    2009   Total ................................      37                         320                       2.11%
           Monument Advisor .....................      --          8.76            --        24.61%           --            N/A
  Income and Growth Portfolio
    2013   Total ................................     153                       1,879                       1.48%
           Monument Advisor .....................      --         12.32            --         7.32%           --            N/A
    2012   Total ................................     146                       1,674                       1.66%
           Monument Advisor .....................      --         11.48            --         7.89%           --            N/A
    2011   Total ................................      61                         653                       0.84%
           Monument Advisor .....................      --         10.64            --         1.04%           --            N/A
    2010   Total ................................      61                         646                       0.43%
           Monument Advisor .....................      --         10.53            --         8.89%           --            N/A
    2009   Total ................................      26                         254                       0.92%
           Monument Advisor .....................      --          9.67            --        13.36%           --            N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
    2013   Total ................................     129                       2,238                       1.59%
           Monument Advisor .....................      --         17.40            --        17.41%           --            N/A
    2012   Total ................................     133                       1,971                       2.24%
           Monument Advisor .....................      --         14.82            --        11.76%           --            N/A
    2011   Total ................................      70                         932                       1.85%
           Monument Advisor .....................      --         13.26            --         5.32%           --            N/A
    2010   Total ................................      78                         982                       1.83%
           Monument Advisor .....................      --         12.59            --        11.71%           --            N/A
    2009   Total ................................     101                       1,134                       4.53%
           Monument Advisor .....................      --         11.27            --        15.47%           --            N/A
  Income & Growth Fund
    2013   Total ................................     234                       4,174                       2.20%
           Monument Advisor .....................      --         17.86            --        35.82%           --            N/A
           Monument .............................      --         17.61            --        34.12%           --           1.30%
    2012   Total ................................     340                       4,471                       2.56%
           Monument Advisor .....................      --         13.15            --        14.75%           --            N/A
           Monument .............................      --         13.13            --        13.19%           --           1.30%
    2011   Total ................................      67                         774                       1.47%
           Monument Advisor .....................      --         11.46            --         3.06%           --            N/A
           Monument .............................      --         11.60            --         1.84%           --           1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL     INCOME      EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  (continued)
  Income & Growth Fund (continued)
    2010   Total .............................        68               $      753                  1.60%
           Monument Advisor ..................        --   $   11.12           --    14.17%          --       N/A
           Monument ..........................        --       11.39           --    12.66%          --      1.30%
    2009   Total .............................        55                      531                  4.85%
           Monument Advisor ..................        --        9.74           --    18.06%          --       N/A
           Monument ..........................        --       10.11           --    16.61%          --      1.30%
  Inflation Protection Fund
    2013   Total .............................       199                    2,792                  1.69%
           Monument Advisor ..................        --       14.03           --    -8.48%          --       N/A
           Monument ..........................        --       13.29           --    -9.65%          --      1.30%
    2012   Total .............................       428                    6,569                  2.47%
           Monument Advisor ..................        --       15.33           --     7.35%          --       N/A
           Monument ..........................        --       14.71           --     5.98%          --      1.30%
    2011   Total .............................       409                    5,838                  3.77%
           Monument Advisor ..................        --       14.28           --    11.74%          --       N/A
           Monument ..........................        --       13.88           --    10.33%          --      1.30%
    2010   Total .............................       334                    4,263                  1.61%
           Monument Advisor ..................        --       12.78           --     5.10%          --       N/A
           Monument ..........................        --       12.58           --     3.71%          --      1.30%
    2009   Total .............................       246                    2,995                  1.98%
           Monument Advisor ..................        --       12.16           --    10.24%          --       N/A
           Monument ..........................        --       12.13           --     8.89%          --      1.30%
  International Fund
    2013   Total .............................        94                    1,771                  1.80%
           Monument Advisor ..................        --       18.77           --    22.44%          --       N/A
           Monument ..........................        --       16.04           --    20.87%          --      1.30%
    2012   Total .............................       116                    1,783                  0.76%
           Monument Advisor ..................        --       15.33           --    21.19%          --      N/A
           Monument ..........................        --       13.27           --    19.55%          --      1.30%
    2011   Total .............................        88                    1,110                  1.22%
           Monument Advisor ..................        --       12.65           --   -12.09%          --       N/A
           Monument ..........................        --       11.10           --   -13.15%          --      1.30%
    2010   Total .............................        64                      919                  2.32%
           Monument Advisor ..................        --       14.39           --    13.31%          --       N/A
           Monument ..........................        --       12.78           --    11.81%          --      1.30%
    2009   Total .............................        50                      631                  2.60%
           Monument Advisor ..................        --       12.70           --    33.83%          --       N/A
           Monument ..........................        --       11.43           --    31.99%          --      1.30%
  Large Company Value Fund
    2013   Total .............................        78                      948                  1.55%
           Monument Advisor ..................        --       12.21           --    31.29%          --       N/A
    2012   Total .............................        63                      581                  2.02%
           Monument Advisor ..................        --        9.30           --    16.40%          --       N/A
    2011   Total .............................        47                      377                  2.05%
           Monument Advisor ..................        --        7.99           --     1.14%          --       N/A
    2010   Total .............................        13                      101                  1.35%
           Monument Advisor ..................        --        7.90           --    10.96%          --       N/A
    2009   Total .............................        17                      119                  4.68%
           Monument Advisor ..................        --        7.12           --    20.07%          --       N/A
  Mid Cap Value Fund
    2013   Total .............................       474                    8,930                  1.26%
           Monument Advisor ..................        --       18.82           --    30.06%          --       N/A
    2012   Total .............................       364                    5,272                  2.12%
           Monument Advisor ..................        --       14.47           --    16.32%          --       N/A
    2011   Total .............................       125                    1,557                  1.50%
           Monument Advisor ..................        --       12.44           --    -0.64%          --       N/A
    2010   Total .............................        47                      586                  3.01%
           Monument Advisor ..................        --       12.52           --    19.24%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
                 YEAR PRODUCT                    (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  (continued)
  Mid Cap Value Fund (continued)
    2009   Total .............................        --               $       --                  0.00%
           Monument Advisor ..................        --   $   10.50           --     5.11%          --       N/A
           Inception Nov 20 ..................        --        9.99           --      N/A          N/A       N/A
  Ultra Fund
    2013   Total .............................        97                    1,626                  0.46%
           Monument Advisor ..................        --       16.78           --    37.09%          --       N/A
    2012   Total .............................        55                      669                  0.00%
           Monument Advisor ..................        --       12.24           --    13.86%          --       N/A
    2011   Total .............................       116                    1,251                  0.00%
           Monument Advisor ..................        --       10.75           --     1.13%          --       N/A
    2010   Total .............................        14                      151                  0.93%
           Monument Advisor ..................        --       10.63           --    16.05%          --       N/A
    2009   Total .............................         2                       23                  0.32%
           Monument Advisor ..................        --        9.16           --    34.51%          --       N/A
  Value Fund
    2013   Total .............................       266                    4,912                  1.67%
           Monument Advisor ..................        --       18.43           --    31.74%          --       N/A
           Monument ..........................        --       23.42           --    30.04%          --      1.30%
    2012   Total .............................       187                    2,617                  1.91%
           Monument Advisor ..................        --       13.99           --    14.58%          --       N/A
           Monument ..........................        --       18.01           --    13.06%          --      1.30%
    2011   Total .............................       195                    2,386                  2.02%
           Monument Advisor ..................        --       12.21           --     0.99%          --       N/A
           Monument ..........................        --       15.93           --   -0.25%           --      1.30%
    2010   Total .............................       181                    2,187                  2.27%
           Monument Advisor ..................        --       12.09           --    13.41%          --       N/A
           Monument ..........................        --       15.97           --    11.91%          --      1.30%
    2009   Total .............................       151                    1,615                  5.22%
           Monument Advisor ..................        --       10.66           --    19.91%          --       N/A
           Monument ..........................        --       14.27           --    18.33%          --      1.30%
  Vista Fund
    2013   Total .............................        10                      134                  0.00%
           Monument Advisor ..................        --       13.48           --    30.12%          --       N/A
    2012   Total .............................         6                       63                  0.00%
           Monument Advisor ..................        --       10.36           --    15.63%          --       N/A
    2011   Total .............................        20                      179                  0.00%
           Monument Advisor ..................        --        8.96           --   -7.91%           --       N/A
    2010   Total .............................        96                      938                  0.00%
           Monument Advisor ..................        --        9.73           --    23.95%          --       N/A
    2009   Total .............................         4                       34                  0.00%
           Monument Advisor ..................        --        7.85           --    22.46%          --       N/A
AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund
    2013   Total .............................        14                      139                  2.12%
           Monument Advisor ..................        --       10.24           --     1.99%          --       N/A
           Inception Nov 15 ..................        --       10.04           --      N/A          N/A       N/A
  Blue Chip Income and Growth Fund
    2013   Total .............................        10                      105                  1.96%
           Monument Advisor ..................        --       10.39           --     3.69%          --       N/A
           Inception Nov 15 ..................        --       10.02           --      N/A          N/A       N/A
  Bond Fund
    2013   Total .............................         7                       69                  1.81%
           Monument Advisor ..................        --        9.92           --   -0.80%           --       N/A
           Inception Nov 15 ..................        --       10.00           --      N/A          N/A       N/A
  Global Bond Fund
    2013   Total .............................         1                       10                  0.00%
           Monument Advisor ..................        --        9.99           --   -0.20%           --       N/A
           Inception Nov 15 ..................        --       10.01           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES: (continued)
  Growth Fund
    2013   Total .............................        10               $      100                  0.76%
           Monument Advisor ..................        --   $   10.41           --     3.48%          --       N/A
           Inception Nov 15 ..................        --       10.06           --      N/A          N/A       N/A
  Growth-Income Fund
    2013   Total .............................        10                      108                  1.30%
           Monument Advisor ..................        --       10.43           --     3.88%          --       N/A
           Inception Nov 15 ..................        --       10.04           --      N/A          N/A       N/A
  High-Income Bond Fund
    2013   Total .............................         9                       93                  6.45%
           Monument Advisor ..................        --       10.11           --     1.00%          --       N/A
           Inception Nov 15 ..................        --       10.01           --      N/A          N/A       N/A
  International Fund
    2013   Total .............................        17                      182                  1.16%
           Monument Advisor ..................        --       10.53           --     4.46%          --       N/A
           Inception Nov 15 ..................        --       10.08           --      N/A          N/A       N/A
  Managed Risk Asset Allocation Fund
    2013   Total .............................        15                      149                  3.03%
           Monument Advisor ..................        --       10.22           --     1.89%          --       N/A
           Inception Nov 15 ..................        --       10.03           --      N/A          N/A       N/A
  Managed Risk Blue Chip Income and
    Growth Fund
    2013   Total .............................         2                       20                  1.51%
           Monument Advisor ..................        --       10.37           --     3.39%          --       N/A
           Inception Nov 15 ..................        --       10.03           --      N/A          N/A       N/A
  Managed Risk Growth Fund
    2013   Total .............................         1                       15                  0.67%
           Monument Advisor ..................        --       10.37           --     3.18%          --       N/A
           Inception Nov 15 ..................        --       10.05           --      N/A          N/A       N/A
  Managed Risk Growth-Income Fund
    2013   Total .............................         4                       37                  1.54%
           Monument Advisor ..................        --       10.41           --     3.69%          --       N/A
           Inception Nov 15 ..................        --       10.04           --      N/A          N/A       N/A
  Managed Risk International Fund
    2013   Total .............................        --                        2                  0.00%
           Monument Advisor ..................        --       10.47           --     4.08%          --       N/A
           Inception Nov 15 ..................        --       10.06           --      N/A          N/A       N/A
  Mortgage Fund
   2013    Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.90           --    -1.10%          --       N/A
           Inception Nov 15 ..................        --       10.01           --      N/A          N/A       N/A
BLACKROCK VARIABLE SERIES FUNDS:
  Capital Appreciation Fund
    2013   Total .............................        13                      205                  0.00%
           Monument Advisor ..................        --       15.23           --    33.36%           --      N/A
    2012   Total .............................         6                       70                  1.05%
           Monument Advisor ..................        --       11.42           --    13.63%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.05           --     1.01%          --       N/A
           Inception November 18 .............        --        9.95           --      N/A          N/A       N/A
  Equity Dividend Fund
    2013   Total .............................       282                    4,092                  1.77%
           Monument Advisor ..................        --       14.52           --    24.10%          --       N/A
    2012   Total .............................       240                    2,812                 2.70%
           Monument Advisor ..................        --       11.70           --    11.85%          --       N/A
    2011   Total .............................        43                      448                  6.81%
           Monument Advisor ..................        --       10.46           --     4.50%          --       N/A
           Inception November 18 .............        --       10.01           --      N/A          N/A       N/A
  Global Allocation Fund
    2013   Total .............................       736                    9,256                  1.66%
           Monument Advisor ..................        --       12.57           --    14.38%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS: (continued)
  Global Allocation Fund (continued)
    2012   Total .............................       247               $    2,711                  2.74%
           Monument Advisor ..................        --   $   10.99           --    10.01%          --       N/A
    2011   Total .............................        21                      210                  5.08%
           Monument Advisor ..................        --        9.99           --     0.00%          --       N/A
           Inception November 18 .............        --        9.99           --      N/A          N/A       N/A
  High Yield Fund
    2013   Total .............................     1,412                   17,112                  5.61%
           Monument Advisor ..................        --       12.12           --     9.09%          --       N/A
    2012   Total .............................     1,341                   14,898                  5.45%
           Monument Advisor ..................        --       11.11           --    10.66%          --       N/A
           Inception February 3 ..............        --       10.04           --      N/A          N/A       N/A
  Large Cap Core Fund
    2013   Total .............................        12                      180                  0.89%
           Monument Advisor ..................        --       15.48           --    33.22%          --       N/A
    2012   Total .............................         4                       51                  5.26%
           Monument Advisor ..................        --       11.62           --    12.38%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.34           --     3.50%          --       N/A
           Inception November 18 .............        --        9.99           --      N/A          N/A       N/A
  Large Cap Growth Fund
    2013   Total .............................        28                      438                  0.82%
           Monument Advisor ..................        --       15.78           --    33.62%          --       N/A
    2012   Total .............................        16                      191                  3.42%
           Monument Advisor ..................        --       11.81           --    14.77%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.29           --     3.21%          --       N/A
           Inception November 18 .............        --        9.97           --      N/A          N/A       N/A
  Large Cap Value Fund
    2013   Total .............................        20                      316                  1.55%
           Monument Advisor ..................        --       15.77           --    33.08%          --       N/A
    2012   Total .............................         5                       63                  1.02%
           Monument Advisor ..................        --       11.85           --    13.29%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.46           --     4.29%          --       N/A
           Inception November 18 .............        --       10.03           --      N/A          N/A       N/A
  Total Return Fund
    2013   Total .............................       266                    2,756                  2.75%
           Monument Advisor ..................        --       10.37           --    -1.33%          --       N/A
    2012   Total .............................        33                      345                  3.23%
           Monument Advisor ..................        --       10.51           --     5.10%         --        N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.00           --     0.20%          --       N/A
           Inception November 18 .............        --        9.98           --      N/A          N/A       N/A
  U.S. Government Bond Fund
    2013   Total .............................        11                      107                  2.08%
           Monument Advisor ..................        --        9.79           --    -3.26%          --       N/A
    2012   Total .............................         3                       29                  2.06%
           Monument Advisor ..................        --       10.12           --     1.61%          --       N/A
           Inception February 3 ..............                  9.96
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  Select Large-Cap Value Portfolio
    2013   Total .............................       118                    1,774                  0.00%
           Monument Advisor ..................        --       15.01           --    38.09%          --       N/A
    2012   Total .............................       162                    1,757                  0.00%
           Monument Advisor ..................        --       10.87           --    18.54%          --       N/A
    2011   Total .............................       125                    1,147                  0.00%
           Monument Advisor ..................        --        9.17           --    -8.39%          --       N/A
           Inception March 14 ................        --       10.01           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  (continued)
  Select Smaller-Cap Value Portfolio
    2013   Total .............................       215               $    3,322                  0.00%
           Monument Advisor ..................        --   $   15.44           --    48.60%          --       N/A
    2012   Total .............................        47                      491                  0.00%
           Monument Advisor ..................        --       10.39           --    17.93%          --       N/A
    2011   Total .............................         9                       77                  0.00%
           Monument Advisor ..................        --        8.81           --   -11.19%          --       N/A
           Inception March 14 ................        --        9.92           --      N/A          N/A       N/A
  Seligman Global Technology Portfolio
    2013   Total .............................       178                    4,079                  0.00%
           Monument Advisor ..................        --       22.93           --    25.51%          --       N/A
           Monument ..........................        --        8.76           --    23.90%          --      1.30%
    2012   Total .............................       137                    2,496                  0.00%
           Monument Advisor ..................        --       18.27           --     7.03%          --       N/A
           Monument ..........................        --        7.07           --     5.52%          --      1.30%
    2011   Total .............................        52                      867                  0.00%
           Monument Advisor ..................        --       17.07           --    -6.05%          --       N/A
           Monument ..........................        --        6.70           --    -7.20%          --      1.30%
    2010   Total .............................        41                      731                  0.00%
           Monument Advisor ..................        --       18.17           --    15.07%          --       N/A
           Monument ..........................        --        7.22           --    13.52%          --      1.30%
    2009   Total .............................        41                      633                  0.00%
           Monument Advisor ..................        --       15.79           --    62.11%          --       N/A
           Monument ..........................        --        6.36           --    60.20%          --      1.30%
CREDIT SUISSE TRUST:
  Commodity Return Strategy Fund
    2013   Total .............................       372                    3,009                  0.00%
           Monument Advisor ..................        --        8.08           --   -10.22%          --       N/A
    2012   Total .............................       240                    2,162                  0.00%
           Monument Advisor ..................        --        9.00           --    -2.17%          --       N/A
    2011   Total .............................        77                      710                  2.48%
           Monument Advisor ..................        --        9.20           --   -12.63%          --       N/A
    2010   Total .............................        45                      469                  7.58%
           Monument Advisor ..................        --       10.53           --    16.74%          --       N/A
    2009   Total .............................        45                      409                 12.13%
           Monument Advisor ..................        --        9.02           --    19.47%          --       N/A
DFA INVESTMENT DIMENSIONS GROUP, INC.:
  VA Global Bond Portfolio
    2013   Total .............................     3,764                   40,701                  0.60%
           Monument Advisor ..................        --       10.81           --    -0.37%          --       N/A
    2012   Total .............................     1,620                   17,578                  2.30%
           Monument Advisor ..................        --       10.85           --     4.83%          --       N/A
    2011   Total .............................       827                    8,560                  4.50%
           Monument Advisor ..................        --       10.35           --     4.55%          --       N/A
    2010   Total .............................       261                    2,586                  5.50%
           Monument Advisor ..................        --        9.90           --    -0.80%          --       N/A
           Inception May 1 ...................        --        9.98           --      N/A          N/A       N/A
  VA International Small Portfolio
    2013   Total .............................       843                   13,755                  2.97%
           Monument Advisor ..................        --       16.31           --    27.12%          --       N/A
    2012   Total .............................       451                    5,785                  3.35%
           Monument Advisor ..................        --       12.83           --    19.35%          --       N/A
    2011   Total .............................       255                    2,739                  4.00%
           Monument Advisor ..................        --       10.75           --   -14.82%          --       N/A
    2010   Total .............................        86                    1,086                  2.77%
           Monument Advisor ..................        --       12.62           --    24.58%          --       N/A
           Inception May 1 ...................        --       10.13           --      N/A          N/A       N/A
  VA International Value Portfolio
    2013   Total .............................     1,501                   21,213                  3.57%
           Monument Advisor ..................        --       14.13           --    21.60%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP, INC.:
  (continued)
  VA International Value Portfolio (continued)
    2012   Total .............................       691               $    8,026                  4.29%
           Monument Advisor ..................        --   $   11.62           --    17.02%          --       N/A
    2011   Total .............................       376                    3,737                  5.66%
           Monument Advisor ..................        --        9.93           --   -16.97%          --       N/A
    2010   Total .............................        64                      768                  4.14%
           Monument Advisor ..................        --       11.96           --    17.49%          --       N/A
           Inception May 1 ...................        --       10.18           --      N/A          N/A       N/A
  VA Short-Term Fixed Portfolio
    2013   Total .............................     1,605                   16,314                  0.42%
           Monument Advisor ..................        --       10.17           --     0.30%          --       N/A
    2012   Total .............................       796                    8,070                  0.57%
           Monument Advisor ..................        --       10.14           --     0.80%          --       N/A
    2011   Total .............................       419                    4,218                  0.65%
           Monument Advisor ..................        --       10.06           --     0.50%          --       N/A
    2010   Total .............................        58                      581                  1.16%
           Monument Advisor ..................        --       10.01           --     0.20%          --       N/A
           Inception May 1 ...................        --        9.99           --      N/A          N/A       N/A
  VA U.S. Large Value Portfolio
    2013   Total .............................     1,242                   25,712                  1.86%
           Monument Advisor ..................        --       20.70           --    40.82%          --       N/A
    2012   Total .............................       777                   11,420                  2.55%
           Monument Advisor ..................        --       14.70           --    21.89%          --       N/A
    2011   Total .............................       356                    4,286                  2.31%
           Monument Advisor ..................        --       12.06           --    -3.37%          --       N/A
    2010   Total .............................        88                    1,102                  3.30%
           Monument Advisor ..................        --       12.48           --    22.35%          --       N/A
           Inception May 1 ...................        --       10.20           --      N/A          N/A       N/A
  VA U.S. Targeted Value Portfolio
    2013   Total .............................       834                   18,030                  0.98%
           Monument Advisor ..................        --       21.62           --    44.62%          --       N/A
    2012   Total .............................       494                    7,386                  2.01%
           Monument Advisor ..................        --       14.95           --    20.18%          --       N/A
    2011   Total .............................       272                    3,390                  1.28%
           Monument Advisor ..................        --       12.44           --    -4.60%          --       N/A
    2010   Total .............................        39                      502                  1.03%
           Monument Advisor ..................        --       13.04           --    27.10%          --       N/A
           Inception May 1 ...................        --       10.26           --      N/A          N/A       N/A
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
    2013   Total .............................     1,826                   24,417                  2.40%
           Monument Advisor ..................        --       13.37           --     3.97%          --       N/A
    2012   Total .............................       261                    3,352                  2.73%
           Monument Advisor ..................        --       12.86           --     9.17%          --       N/A
    2011   Total .............................       390                    4,598                  3.17%
           Monument Advisor ..................        --       11.78           --     4.90%          --       N/A
    2010   Total .............................        14                      152                  7.47%
           Monument Advisor ..................        --       11.23           --     3.98%          --       N/A
    2009   Total .............................       297                    3,211                  3.24%
           Monument Advisor ..................        --       10.80           --     9.87%          --       N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index Portfolio
    2013   Total .............................       438                   10,168                  0.85%
           Monument Advisor ..................        --       23.23           --    40.70%          --       N/A
    2012   Total .............................       165                    2,723                  0.44%
           Monument Advisor ..................        --       16.51           --    15.78%          --       N/A
    2011   Total .............................       126                    1,800                  0.58%
           Monument Advisor ..................        --       14.26           --     0.56%          --       N/A
    2010   Total .............................        98                    1,388                  0.54%
           Monument Advisor ..................        --       14.18           --    25.82%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
  (continued)
  Small Cap Stock Index Portfolio (continued)
    2009   Total .............................       104               $    1,176                  2.53%
           Monument Advisor ..................        --   $   11.27           --    24.94%          --       N/A
  The Dreyfus Socially Responsible Growth
    Fund, Inc.
    2013   Total .............................        41                      799                  0.56%
           Monument Advisor ..................        --       19.67           --    34.36%          --       N/A
           Monument ..........................        --       14.48           --    32.60%          --      1.30%
    2012   Total .............................        12                      172                  1.27%
           Monument Advisor ..................        --       14.64           --    11.93%          --       N/A
           Monument ..........................        --       10.92           --    10.53%          --      1.30%
    2011   Total .............................        21                      267                  0.53%
           Monument Advisor ..................        --       13.08           --     0.93%          --       N/A
           Monument ..........................        --        9.88           --    -0.40%          --      1.30%
    2010   Total .............................         4                       48                  1.35%
           Monument Advisor ..................        --       12.96           --    14.79%          --       N/A
           Monument ..........................        --        9.92           --    13.37%          --      1.30%
    2009   Total .............................        10                      113                  0.70%
           Monument Advisor ..................        --       11.29           --    33.77%          --       N/A
           Monument ..........................        --        8.75           --    31.98%          --      1.30%
  Dreyfus Stock Index Fund
    2013   Total .............................     1,288                   24,164                  1.98%
           Monument Advisor ..................        --       18.76           --    32.02%          --       N/A
           Monument ..........................        --       17.27           --    30.34%          --      1.30%
    2012   Total .............................       736                   10,455                  2.13%
           Monument Advisor ..................        --       14.21           --    15.72%          --       N/A
           Monument ..........................        --       13.25           --    14.22%          --      1.30%
    2011   Total .............................       600                    7,367                  1.82%
           Monument Advisor ..................        --       12.28           --     1.91%          --       N/A
           Monument ..........................        --       11.60           --     0.61%          --      1.30%
    2010   Total .............................       793                    9,549                  1.87%
           Monument Advisor ..................        --       12.05           --    14.76%          --       N/A
           Monument ..........................        --       11.53           --    13.37%          --      1.30%
    2009   Total .............................       614                    6,444                  2.10%
           Monument Advisor ..................        --       10.50           --    26.35%          --       N/A
           Monument ..........................        --       10.17           --    24.63%          --      1.30%
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
    2013   Total .............................       240                    3,395                  1.87%
           Monument Advisor ..................        --       14.15           --    23.04%          --       N/A
           Monument ..........................        --       16.46           --    21.39%          --      1.30%
    2012   Total .............................       257                    2,959                  2.79%
           Monument Advisor ..................        --       11.50           --    12.63%          --       N/A
           Monument ..........................        --       13.56           --    11.15%          --      1.30%
    2011   Total .............................       239                    2,444                  2.23%
           Monument Advisor ..................        --       10.21           --   -18.45%          --       N/A
           Monument ..........................        --       12.20           --   -19.53%          --      1.30%
    2010   Total .............................       295                    3,714                  1.80%
           Monument Advisor ..................        --       12.52           --     4.42%          --       N/A
           Monument ..........................        --       15.16           --     3.13%          --      1.30%
    2009   Total .............................       261                    3,149                  4.06%
           Monument Advisor ..................        --       11.99           --    30.90%          --       N/A
           Monument ..........................        --       14.70           --    29.29%          --      1.30%
EATON VANCE VARIABLE TRUST:
  Floating-Rate Income Fund
    2013   Total .............................     3,160                   37,554                  3.40%
           Monument Advisor ..................        --       11.89           --     3.84%          --       N/A
    2012   Total .............................     1,240                   14,196                  4.16%
           Monument Advisor ..................        --       11.45           --     7.31%          --       N/A
    2011   Total .............................       749                    7,995                  4.22%
           Monument Advisor ..................        --       10.67           --     2.50%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
              FUND DESCRIPTION                    UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST: (continued)
  Floating-Rate Income Fund (continued)
    2010   Total .............................       281               $    2,925                  3.12%
           Monument Advisor ..................        --   $   10.41           --     4.10%          --       N/A
           Inception May 1 ...................        --       10.00           --      N/A          N/A       N/A
  Large-Cap Value Fund
    2013   Total .............................        42                      633                  1.03%
           Monument Advisor ..................        --       15.12           --    28.79%          --       N/A
    2012   Total .............................        43                      502                  2.23%
           Monument Advisor ..................        --       11.74           --    15.10%          --       N/A
    2011   Total .............................        22                      223                  1.04%
           Monument Advisor ..................        --       10.20           --    -5.99%          --       N/A
    2010   Total .............................        26                      287                  8.53%
           Monument Advisor ..................        --       10.85           --     7.11%          --       N/A
           Inception May 1 ...................        --       10.13           --      N/A          N/A       N/A
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
    2013   Total .............................       508                   10,306                  8.17%
           Monument Advisor ..................        --       20.30           --     7.01%          --       N/A
           Monument ..........................        --       20.53           --     5.61%          --      1.30%
    2012   Total .............................       614                   11,644                  3.49%
           Monument Advisor ..................        --       18.97           --    14.69%          --       N/A
           Monument ..........................        --       19.44           --    13.22%          --      1.30%
    2011   Total .............................       122                    2,020                  9.06%
           Monument Advisor ..................        --       16.54           --     5.15%          --       N/A
           Monument ..........................        --       17.17           --     3.81%          --      1.30%
    2010   Total .............................       174                    2,737                  9.08%
           Monument Advisor ..................        --       15.73           --    14.73%          --       N/A
           Monument ..........................        --       16.54           --    13.29%          --      1.30%
    2009   Total .............................       604                    8,284                  2.59%
           Monument Advisor ..................        --       13.71           --    52.84%          --       N/A
           Monument ..........................        --       14.60           --    50.83%          --      1.30%
  Kaufmann Fund II
    2013   Total .............................        52                      819                  0.00%
           Monument Advisor ..................        --       15.88           --    39.67%          --       N/A
    2012   Total .............................        36                      413                  0.00%
           Monument Advisor ..................        --       11.37           --    16.98%          --       N/A
    2011   Total .............................        44                      423                  0.85%
           Monument Advisor ..................        --        9.72           --   -13.45%          --       N/A
    2010   Total .............................        49                      551                  0.00%
           Monument Advisor ..................        --       11.23           --    17.71%          --       N/A
    2009   Total .............................        68                      649                  0.00%
           Monument Advisor ..................        --        9.54           --    29.09%          --       N/A
  Managed Tail Risk Fund II
    2013   Total .............................         1                       11                  0.00%
           Monument Advisor ..................        --       10.14           --     1.10%          --       N/A
           Inception Nov 15 ..................        --       10.03           --      N/A          N/A       N/A
  Managed Volatility Fund II
    2013   Total .............................       519                   11,146                  2.08%
           Monument Advisor ..................        --       21.46           --    21.72%          --       N/A
           Monument ..........................        --       15.33           --    20.14%          --      1.30%
    2012   Total .............................       171                    3,020                  3.01%
           Monument Advisor ..................        --       17.63           --    13.60%          --       N/A
           Monument ..........................        --       12.76           --    12.13%          --      1.30%
    2011   Total .............................        63                      973                  3.31%
           Monument Advisor ..................        --       15.52           --     4.72%          --       N/A
           Monument ..........................        --       11.38           --     3.36%          --      1.30%
    2010   Total .............................        34                      501                  5.34%
           Monument Advisor ..................        --       14.82           --    12.10%          --       N/A
           Monument ..........................        --       11.01           --    10.65%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
  Managed Volatility Fund II (continued)
    2009   Total .............................        38               $      507                  5.48%
           Monument Advisor ..................        --   $   13.22           --    28.23%          --       N/A
           Monument ..........................        --        9.95           --    26.59%          --      1.30%
FIDELITY VARIABLE INSURANCE PRODUCTS:
  Balanced Portfolio
    2013   Total .............................       266                    3,688                  2.22%
           Monument Advisor ..................        --       13.87           --    19.26%          --       N/A
    2012   Total .............................        80                      926                  1.59%
           Monument Advisor ..................        --       11.63           --    14.81%          --       N/A
    2011   Total .............................        18                      182                  1.41%
           Monument Advisor ..................        --       10.13           --    -3.80%          --       N/A
    2010   Total .............................         4                       39                 0.00%
           Monument Advisor ..................        --       10.53           --     4.99%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
  Contrafund Portfolio
    2013   Total .............................       891                   14,016                  1.21%
           Monument Advisor ..................        --       15.74           --    30.95%          --       N/A
    2012   Total .............................       420                    5,047                  1.62%
           Monument Advisor ..................        --       12.02           --    16.14%          --       N/A
    2011   Total .............................       183                    1,894                  1.61%
           Monument Advisor ..................        --       10.35           --    -2.73%          --       N/A
    2010   Total .............................        37                      399                  1.28%
           Monument Advisor ..................        --       10.64           --     5.98%          --       N/A
           Inception Nov 19 ..................        --       10.04           --      N/A          N/A       N/A
  Disciplined Small Cap Portfolio
    2013   Total .............................        28                      489                  0.19%
           Monument Advisor ..................        --       17.49           --    37.93%          --       N/A
    2012   Total .............................        17                      211                  1.59%
           Monument Advisor ..................        --       12.68           --    18.62%          --       N/A
    2011   Total .............................        25                      265                  0.24%
           Monument Advisor ..................        --       10.69           --    -1.57%          --       N/A
    2010   Total .............................         8                       85                  0.00%
           Monument Advisor ..................        --       10.86           --     8.28%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
  Dynamic Capital Appreciation Portfolio
    2013   Total .............................        17                      295                  0.11%
           Monument Advisor ..................        --       17.05           --    38.28%          --       N/A
    2012   Total .............................        22                      266                  0.98%
           Monument Advisor ..................        --       12.33           --    22.20%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.09           --    -2.70%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.37           --     2.98%          --       N/A
           Inception Nov 19 ..................        --       10.07           --      N/A          N/A       N/A
  Equity-Income Portfolio
    2013   Total .............................       153                    2,454                  3.17%
           Monument Advisor ..................        --       16.05           --    27.89%          --       N/A
    2012   Total .............................        68                      858                  4.22%
           Monument Advisor ..................        --       12.55           --    17.07%          --       N/A
    2011   Total .............................        25                      268                  7.80%
           Monument Advisor ..................        --       10.72           --     0.66%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.65           --     6.29%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Funds Manager 20% Portfolio
    2013   Total .............................         2                       17                  1.64%
           Monument Advisor ..................        --       10.77           --     5.38%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
  (continued)
  Funds Manager 20% Portfolio (continued)
    2012   Total .............................         1               $        6                  5.04%
           Monument Advisor ..................        --   $   10.22           --     2.10%          --       N/A
           Inception May 1 ...................        --       10.01           --      N/A          N/A       N/A
  Funds Manager 50% Portfolio
    2013   Total .............................        50                      586                  1.81%
           Monument Advisor ..................        --       11.83           --    14.74%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.31           --     2.89%          --       N/A
           Inception May 1 ...................        --       10.02           --      N/A          N/A       N/A
  Funds Manager 60% Portfolio
    2013   Total .............................       124                    1,519                  2.43%
           Monument Advisor ..................        --       12.23           --    18.39%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.33           --     3.09%          --       N/A
           Inception May 1 ...................        --       10.02           --      N/A          N/A       N/A
  Funds Manager 70% Portfolio
    2013   Total .............................        --                        1                  3.44%
           Monument Advisor ..................        --       12.61           --    21.48%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.38           --     3.49%          --       N/A
           Inception May 1 ...................        --       10.03           --      N/A          N/A       N/A
  Funds Manager 85% Portfolio
    2013   Total .............................        --                        2                  0.08%
           Monument Advisor ..................        --       13.20           --    27.54%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.35           --     3.19%          --       N/A
           Inception May 1 ...................                 10.03
  Growth Portfolio
    2013   Total .............................       166                    2,752                  0.07%
           Monument Advisor ..................        --       16.56           --    35.96%          --       N/A
    2012   Total .............................        97                    1,176                  0.43%
           Monument Advisor ..................        --       12.18           --    14.37%          --       N/A
    2011   Total .............................        41                      441                  0.16%
           Monument Advisor ..................        --       10.65           --     0.00%          --       N/A
    2010   Total .............................        26                      275                  0.03%
           Monument Advisor ..................        --       10.65           --     6.08%          --       N/A
           Inception Nov 19 ..................        --       10.04           --      N/A          N/A       N/A
  Growth & Income Portfolio
    2013   Total .............................        79                    1,338                  3.04%
           Monument Advisor ..................        --       16.92           --    33.23%          --       N/A
    2012   Total .............................        58                      733                  7.20%
           Monument Advisor ..................        --       12.70           --    18.25%          --       N/A
    2011   Total .............................         4                       46                  2.26%
           Monument Advisor ..................        --       10.74           --     1.42%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.59           --     5.58%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
  Growth Opportunities Portfolio
    2013   Total .............................        74                    1,318                  0.05%
           Monument Advisor ..................        --       17.90           --    37.48%          --       N/A
    2012   Total .............................        47                      610                  0.18%
           Monument Advisor ..................        --       13.02           --    19.34%          --       N/A
    2011   Total .............................         1                        9                  0.00%
           Monument Advisor ..................        --       10.91           --     1.96%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.70           --     5.84%          --       N/A
           Inception Nov 19 ..................        --       10.11           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
  (continued)
  High Income Portfolio
    2013   Total .............................       469               $    5,904                  6.20%
           Monument Advisor ..................        --   $   12.58           --     5.71%          --       N/A
    2012   Total .............................       751                    8,931                  5.16%
           Monument Advisor ..................        --       11.90           --    13.98%          --       N/A
    2011   Total .............................       441                    4,603                  6.36%
           Monument Advisor ..................        --       10.44           --     3.67%          --       N/A
    2010   Total .............................       295                    2,973                  6.64%
           Monument Advisor ..................        --       10.07           --     0.90%          --       N/A
           Inception Nov 19 ..................        --        9.98           --      N/A          N/A       N/A
  International Capital Appreciation
    Portfolio
    2013   Total .............................       174                    2,374                  1.59%
           Monument Advisor ..................        --       13.68           --    21.49%          --       N/A
    2012   Total .............................       130                    1,469                  2.17%
           Monument Advisor ..................        --       11.26           --    25.53%          --       N/A
    2011   Total .............................        18                      162                  1.42%
           Monument Advisor ..................        --        8.97           --   -12.83%          --       N/A
    2010   Total .............................         6                       65                  0.87%
           Monument Advisor ..................        --       10.29           --     2.69%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Investment Grade Bond Portfolio
    2013   Total .............................       133                    1,468                  1.05%
           Monument Advisor ..................        --       11.02           --    -2.04%          --       N/A
    2012   Total .............................       545                    6,125                  2.18%
           Monument Advisor ..................        --       11.25           --     5.63%          --       N/A
    2011   Total .............................       312                    3,323                  3.58%
           Monument Advisor ..................        --       10.65           --     7.04%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.95           --    -0.60%          --       N/A
           Inception Nov 19 ..................        --       10.01           --      N/A          N/A       N/A
  Mid Cap Portfolio
    2013   Total .............................       187                    2,681                  0.38%
           Monument Advisor ..................        --       14.34           --    35.80%          --       N/A
    2012   Total .............................        90                      946                  0.45%
           Monument Advisor ..................        --       10.56           --    14.53%          --       N/A
    2011   Total .............................        57                      526                  0.03%
           Monument Advisor ..................        --        9.22           --   -10.83%          --       N/A
    2010   Total .............................        28                      290                  0.14%
           Monument Advisor ..................        --       10.34           --     3.19%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Overseas Portfolio
    2013   Total .............................       272                    3,599                  2.18%
           Monument Advisor ..................        --       13.23           --    30.22%          --       N/A
    2012   Total .............................        55                      556                  1.73%
           Monument Advisor ..................        --       10.16           --    20.38%          --       N/A
    2011   Total .............................        41                      350                  1.96%
           Monument Advisor ..................        --        8.44           --   -17.34%          --       N/A
    2010   Total .............................        10                      105                  0.88%
           Monument Advisor ..................        --       10.21           --     1.90%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Real Estate Portfolio
    2013   Total .............................       332                    4,567                  1.84%
           Monument Advisor ..................        --       13.77           --     1.62%          --       N/A
    2012   Total .............................       222                    3,006                  1.16%
           Monument Advisor ..................        --       13.55           --    18.34%          --       N/A
    2011   Total .............................       187                    2,137                  1.59%
           Monument Advisor ..................        --       11.45           --     7.82%          --       N/A
    2010   Total .............................        26                      279                  0.79%
           Monument Advisor ..................        --       10.62           --     5.67%          --       N/A
           Inception Nov 19 ..................        --       10.05           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
---------------------------------------------    -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
  (continued)
  Strategic Income Portfolio
    2013   Total .............................       768               $    8,830                  4.09%
           Monument Advisor ..................        --   $   11.50           --     0.09%          --       N/A
    2012   Total .............................       568                    6,528                  3.23%
           Monument Advisor ..................        --       11.49           --    10.16%          --       N/A
    2011   Total .............................       648                    6,753                 12.38%
           Monument Advisor ..................        --       10.43           --     4.51%          --       N/A
    2010   Total .............................        18                      176                  3.25%
           Monument Advisor ..................        --        9.98           --    -0.10%          --       N/A
           Inception Nov 19 ..................        --        9.99           --      N/A          N/A       N/A
  Target Volatility Portfolio
    2013   Total .............................        11                      118                  0.68%
           Monument Advisor ..................        --       10.97           --    10.47%          --       N/A
           Inception May 1 ...................        --        9.93           --      N/A          N/A       N/A
  Value Portfolio
    2013   Total .............................        68                    1,121                  1.25%
           Monument Advisor ..................        --       16.52           --    32.27%          --       N/A
    2012   Total .............................        15                      190                  0.85%
           Monument Advisor ..................        --       12.49           --    20.56%          --       N/A
    2011   Total .............................         2                       16                  1.17%
           Monument Advisor ..................        --       10.36           --    -2.72%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.65           --     6.18%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
  Value Leaders Portfolio
    2013   Total .............................         7                      112                  0.66%
           Monument Advisor ..................        --       15.04           --    34.89%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       11.15           --    13.66%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.81           --    -8.23%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.69           --     6.47%          --       N/A
           Inception Nov 19 ..................        --       10.04           --      N/A          N/A       N/A
  Value Strategies Portfolio
    2013   Total .............................        23                      372                  0.52%
           Monument Advisor ..................        --       16.23           --    30.15%          --       N/A
    2012   Total .............................        16                      201                  0.73%
           Monument Advisor ..................        --       12.47           --    27.12%          --       N/A
    2011   Total .............................         1                        9                  1.20%
           Monument Advisor ..................        --        9.81           --    -9.08%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.79           --     7.58%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
FIRST EAGLE VARIABLE FUNDS:
  Overseas Variable Fund
    2013   Total .............................       949                   17,345                  2.18%
           Monument Advisor ..................        --       18.27           --    13.20%          --       N/A
    2012   Total .............................       662                   10,683                  0.85%
           Monument Advisor ..................        --       16.14           --    14.88%          --       N/A
    2011   Total .............................       526                    7,387                  1.32%
           Monument Advisor ..................        --       14.05           --    -6.33%          --       N/A
    2010   Total .............................       385                    5,780                  2.20%
           Monument Advisor ..................        --       15.00           --    19.24%          --       N/A
    2009   Total .............................       238                    2,993                  0.72%
           Monument Advisor ..................        --       12.58           --    20.27%          --       N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
  Global Real Estate Securities II Fund
    2013   Total .............................       149                    2,633                  4.68%
           Monument Advisor ..................        --       17.67           --     2.32%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST: (continued)
  Global Real Estate Securities II Fund
   (continued)
    2012   Total .............................       116               $    2,000                  0.00%
           Monument Advisor ..................        --   $   17.27           --    27.45%          --       N/A
    2011   Total .............................        86                    1,172                  7.01%
           Monument Advisor ..................        --       13.55           --    -5.64%          --       N/A
    2010   Total .............................        55                      785                  2.54%
           Monument Advisor ..................        --       14.36           --    20.98%          --       N/A
    2009   Total .............................        48                      566                 11.68%
           Monument Advisor ..................        --       11.87           --    19.06%          --       N/A
  High Income Securities II Fund
    2013   Total .............................       446                    9,354                  3.92%
           Monument Advisor ..................        --       20.97           --     7.87%          --       N/A
    2012   Total .............................       262                    5,100                  5.80%
           Monument Advisor ..................        --       19.44           --    15.51%          --       N/A
    2011   Total .............................        79                    1,328                  8.87%
           Monument Advisor ..................        --       16.83           --     4.60%          --       N/A
    2010   Total .............................        90                    1,443                  1.30%
           Monument Advisor ..................        --       16.09           --    13.23%          --       N/A
    2009   Total .............................       726                   10,315                 12.15%
           Monument Advisor ..................        --       14.21           --    42.67%          --       N/A
  Income Securities II Fund
    2013   Total .............................       683                   13,813                  4.62%
           Monument Advisor ..................        --       20.22           --    13.92%          --       N/A
    2012   Total .............................       438                    7,780                  5.08%
           Monument Advisor ..................        --       17.75           --    12.70%          --       N/A
    2011   Total .............................       323                    5,095                  4.59%
           Monument Advisor ..................        --       15.75           --     2.34%          --       N/A
    2010   Total .............................       454                    6,988                  2.09%
           Monument Advisor ..................        --       15.39           --    12.66%          --       N/A
    2009   Total .............................       628                    8,571                  1.17%
           Monument Advisor ..................        --       13.66           --    35.65%          --       N/A
  Mutual Shares Securities II Fund
    2013   Total .............................       204                    4,105                  1.96%
           Monument Advisor ..................        --       20.08           --    28.22%          --       N/A
    2012   Total .............................       170                    2,658                  2.12%
           Monument Advisor ..................        --       15.66           --    14.22%          --       N/A
    2011   Total .............................       161                    2,206                  2.41%
           Monument Advisor ..................        --       13.71           --    -1.01%          --       N/A
    2010   Total .............................       117                    1,615                  1.82%
           Monument Advisor ..................        --       13.85           --    11.16%          --       N/A
    2009   Total .............................        71                      885                  1.80%
           Monument Advisor ..................        --       12.46           --    26.11%          --       N/A
  Strategic Income Securities II Fund
    2013   Total .............................       719                   12,344                  5.91%
           Monument Advisor ..................        --       17.16           --     3.31%          --       N/A
    2012   Total .............................       377                    6,268                  5.11%
           Monument Advisor ..................        --       16.61           --    12.76%          --       N/A
    2011   Total .............................       189                    2,781                  5.82%
           Monument Advisor ..................        --       14.73           --     2.58%          --       N/A
    2010   Total .............................       216                    3,101                  3.96%
           Monument Advisor ..................        --       14.36           --    10.89%          --       N/A
    2009   Total .............................       135                    1,747                  8.18%
           Monument Advisor ..................        --       12.95           --    25.73%          --       N/A
  Templeton Global Bond Securities II Fund
    2013   Total .............................     2,244                   37,957                  4.81%
           Monument Advisor ..................        --       16.91           --     1.62%          --       N/A
    2012   Total .............................     1,282                   21,339                  5.80%
           Monument Advisor ..................        --       16.64           --    15.08%          --       N/A
    2011   Total .............................       902                   13,043                  5.22%
           Monument Advisor ..................        --       14.46           --    -0.89%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE        (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST: (continued)
  Templeton Global Bond Securities II Fund
    (continued)
    2010   Total .............................       544               $    7,934                  1.39%
           Monument Advisor ..................        --  $    14.59           --    14.43%          --       N/A
    2009   Total .............................       250                    3,185                  8.18%
           Monument Advisor ..................        --       12.75           --    18.72%          --       N/A
  U.S. Government II Fund
    2013   Total .............................       340                    4,038                  3.16%
           Monument Advisor ..................        --       11.88           --    -2.22%          --       N/A
    2012   Total .............................       732                    8,897                  2.41%
           Monument Advisor ..................        --       12.15           --     1.84%          --       N/A
    2011   Total .............................       495                    5,906                  2.01%
           Monument Advisor ..................        --       11.93           --     5.67%          --       N/A
    2010   Total .............................       152                    1,716                  2.38%
           Monument Advisor ..................        --       11.29           --     5.32%          --       N/A
    2009   Total .............................       122                    1,313                  3.53%
           Monument Advisor ..................        --       10.72           --     3.08%          --       N/A
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Global Markets Navigator Fund
   2013   Total ..............................         1                        9                  0.05%
          Monument Advisor ...................        --       10.21           --     1.69%          --       N/A
          Inception Nov 15 ...................        --       10.04           --      N/A          N/A       N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  CLS AdvisorOne Amerigo Fund
    2013   Total .............................       111                    1,905                  0.02%
           Monument Advisor ..................        --       17.21           --    23.46%          --       N/A
    2012   Total .............................        97                    1,351                  0.00%
           Monument Advisor ..................        --       13.94           --    13.70%          --       N/A
    2011   Total .............................       287                    3,519                  0.00%
           Monument Advisor ..................        --       12.26           --    -7.33%          --       N/A
    2010   Total .............................       362                    4,783                  0.10%
           Monument Advisor ..................        --       13.23           --    15.14%          --       N/A
    2009   Total .............................       377                    4,333                  0.60%
           Monument Advisor ..................        --       11.49           --    39.44%          --       N/A
  CLS AdvisorOne Clermont Fund
    2013   Total .............................        86                    1,215                  1.94%
           Monument Advisor ..................        --       14.13           --    10.13%          --       N/A
    2012   Total .............................        56                      723                  1.10%
           Monument Advisor ..................        --       12.83           --    10.79%          --       N/A
    2011   Total .............................       153                    1,774                  1.85%
           Monument Advisor ..................        --       11.58           --    -0.26%          --       N/A
    2010   Total .............................       170                    1,970                  1.85%
           Monument Advisor ..................        --       11.61           --    10.99%          --       N/A
    2009   Total .............................       193                    2,018                  2.02%
           Monument Advisor ..................        --       10.46           --    22.63%          --       N/A
  CLS AdvisorOne Select Allocation Fund
    2013   Total .............................         1                       15                  0.60%
           Monument Advisor ..................        --       13.23           --    18.76%          --       N/A
    2012   Total .............................         1                       10                  0.77%
           Monument Advisor ..................        --       11.14           --    12.41%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.91           --    -4.25%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.35           --     3.29%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Global Managed Futures Strategy Fund
    2013   Total .............................       257                    1,908                  0.00%
           Monument Advisor ..................        --        7.42           --     2.63%          --       N/A
    2012   Total .............................       211                    1,524                  0.00%
           Monument Advisor ..................        --        7.23           --   -11.18%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------    UNIT       ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE        (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Global Managed Futures Strategy Fund
    (continued)
    2011   Total .............................       216               $    1,760                  0.00%
           Monument Advisor ..................        --   $    8.14           --    -8.64%          --       N/A
    2010   Total .............................       149                    1,331                  0.00%
           Monument Advisor ..................        --        8.91           --    -3.57%          --       N/A
    2009   Total .............................       234                    2,162                  0.00%
           Monument Advisor ..................        --        9.24           --    -3.95%          --       N/A
  Long Short Equity Fund
    2013   Total .............................        13                      211                  0.00%
           Monument Advisor ..................        --       15.68           --    17.45%          --       N/A
           Monument ..........................        --       18.17           --    15.95%          --      1.30%
    2012   Total .............................        15                      200                  0.00%
           Monument Advisor ..................        --       13.35           --     4.46%          --       N/A
           Monument ..........................        --       15.67           --     3.02%          --      1.30%
    2011   Total .............................        21                      274                  0.00%
           Monument Advisor ..................        --       12.78           --    -6.58%          --       N/A
           Monument ..........................        --       15.21           --    -7.76%          --      1.30%
    2010   Total .............................        36                      492                  0.00%
           Monument Advisor ..................        --       13.68           --    11.22%          --       N/A
           Monument ..........................        --       16.49           --     9.79%          --      1.30%
    2009   Total .............................        45                      559                  0.09%
           Monument Advisor ..................        --       12.30           --    27.33%          --       N/A
           Monument ..........................        --       15.02           --    25.69%          --      1.30%
  Multi-Hedge Strategies Fund
    2013   Total .............................       384                    3,733                  0.00%
           Monument Advisor ..................        --        9.71           --     1.57%          --       N/A
    2012   Total .............................       294                    2,811                  0.82%
           Monument Advisor ..................        --        9.56           --     2.25%          --       N/A
    2011   Total .............................       136                    1,274                  0.00%
           Monument Advisor ..................        --        9.35           --     3.43%          --       N/A
    2010   Total .............................        75                      681                  0.00%
           Monument Advisor ..................        --        9.04           --     6.10%          --       N/A
    2009   Total .............................       146                    1,240                  1.22%
           Monument Advisor ..................        --        8.52           --    -3.18%          --       N/A
  Rydex Banking Fund
    2013   Total .............................       231                    1,606                  1.54%
           Monument Advisor ..................        --        6.94           --    29.24%          --       N/A
           Monument ..........................        --        6.51           --    27.40%          --      1.30%
    2012   Total .............................       438                    2,351                  0.26%
           Monument Advisor ..................        --        5.37           --    24.31%          --       N/A
           Monument ..........................        --        5.11           --    22.54%          --      1.30%
    2011   Total .............................       126                      545                  0.15%
           Monument Advisor ..................        --        4.32           --   -22.30%          --       N/A
           Monument ..........................        --        4.17           --   -23.20%          --      1.30%
    2010   Total .............................       197                    1,095                  2.02%
           Monument Advisor ..................        --        5.56           --    13.01%          --       N/A
           Monument ..........................        --        5.43           --    11.73%          --      1.30%
    2009   Total .............................        63                      310                  3.29%
           Monument Advisor ..................        --        4.92           --    -3.34%          --       N/A
           Monument ..........................        --        4.86           --    -4.71%          --      1.30%
  Rydex Basic Materials Fund
    2013   Total .............................        29                      538                  0.99%
           Monument Advisor ..................        --       18.48           --     1.20%          --       N/A
           Monument ..........................        --       18.89           --    -0.11%          --      1.30%
    2012   Total .............................       107                    1,958                  0.00%
           Monument Advisor ..................        --       18.26           --    10.73%          --       N/A
           Monument ..........................        --       18.91           --     9.31%          --      1.30%
    2011   Total .............................        23                      376                  0.00%
           Monument Advisor ..................        --       16.49           --   -16.46%          --       N/A
           Monument ..........................        --       17.30           --   -17.54%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Basic Materials Fund (continued)
    2010   Total .............................       158               $    3,122                  0.95%
           Monument Advisor ..................        --   $   19.74           --    26.70%          --       N/A
           Monument ..........................        --       20.98           --    25.03%          --      1.30%
    2009   Total .............................        84                    1,305                  0.26%
           Monument Advisor ..................        --       15.58           --    55.49%          --       N/A
           Monument ..........................        --       16.78           --    53.52%          --      1.30%
  Rydex Biotechnology Fund
    2013   Total .............................       107                    3,516                  0.00%
           Monument Advisor ..................        --       33.15           --    54.19%          --       N/A
           Monument ..........................        --       24.65           --    52.25%          --      1.30%
    2012   Total .............................        73                    1,570                  0.00%
           Monument Advisor ..................        --       21.50           --    35.99%          --       N/A
           Monument ..........................        --       16.19           --    34.13%          --      1.30%
    2011   Total .............................        59                      939                  0.00%
           Monument Advisor ..................        --       15.81           --    10.64%          --       N/A
           Monument ..........................        --       12.07           --     9.23%          --      1.30%
    2010   Total .............................        90                    1,279                  0.00%
           Monument Advisor ..................        --       14.29           --    10.69%          --       N/A
           Monument ..........................        --       11.05           --     9.30%          --      1.30%
    2009   Total .............................        44                      572                  0.00%
           Monument Advisor ..................        --       12.91           --    18.33%          --       N/A
           Monument ..........................        --       10.11           --    16.74%          --      1.30%
  Rydex Commodities Strategy Fund
    2013   Total .............................       226                    1,284                  0.00%
           Monument Advisor ..................        --        5.69           --    -3.23%          --       N/A
    2012   Total .............................        24                      138                  0.00%
           Monument Advisor ..................        --        5.88           --    -1.34%          --       N/A
    2011   Total .............................       187                    1,113                  5.12%
           Monument Advisor ..................        --        5.96           --    -6.73%          --       N/A
    2010   Total .............................       121                      775                  0.00%
           Monument Advisor ..................        --        6.39           --     8.12%          --       N/A
    2009   Total .............................        52                      307                  4.07%
           Monument Advisor ..................        --        5.91           --    11.51%          --       N/A
  Rydex Consumer Products Fund
    2013   Total .............................        48                    1,091                  0.90%
           Monument Advisor ..................        --       22.51           --    28.26%          --       N/A
           Monument ..........................        --       20.49           --    26.64%          --      1.30%
    2012   Total .............................        82                    1,437                  0.72%
           Monument Advisor ..................        --       17.55           --     9.01%          --       N/A
           Monument ..........................        --       16.18           --     7.65%          --      1.30%
    2011   Total .............................       273                    4,399                  1.87%
           Monument Advisor ..................        --       16.10           --    13.78%          --       N/A
           Monument ..........................        --       15.03           --    12.25%          --      1.30%
    2010   Total .............................        73                    1,032                  1.57%
           Monument Advisor ..................        --       14.15           --    17.33%          --       N/A
           Monument ..........................        --       13.39           --    15.83%          --      1.30%
    2009   Total .............................        47                      570                  2.51%
           Monument Advisor ..................        --       12.06           --    19.05%          --       N/A
           Monument ..........................        --       11.56           --    17.48%          --      1.30%
  Rydex Dow 2X Strategy Fund
    2013   Total .............................       117                    2,405                  0.00%
           Monument Advisor ..................        --       20.62           --    62.75%          --       N/A
           Monument ..........................        --       18.11           --    60.69%          --      1.30%
    2012   Total .............................       780                    9,883                  0.00%
           Monument Advisor ..................        --       12.67           --    17.10%          --       N/A
           Monument ..........................        --       11.27           --    15.59%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)    VALUE        (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Dow 2X Strategy Fund (continued)
    2011   Total .............................       147               $    1,589                  0.00%
           Monument Advisor ..................        --   $   10.82           --     9.07%          --       N/A
           Monument ..........................        --        9.75           --     7.73%          --      1.30%
    2010   Total .............................        48                      472                  0.64%
           Monument Advisor ..................        --        9.92           --    24.62%          --       N/A
           Monument ..........................        --        9.05           --    22.96%          --      1.30%
    2009   Total .............................        77                      614                  0.00%
           Monument Advisor ..................        --        7.96           --    37.01%          --       N/A
           Monument ..........................        --        7.36           --    35.05%          --      1.30%
  Rydex Electronics Fund
    2013   Total .............................        11                      141                  0.10%
           Monument Advisor ..................        --       13.03           --    35.03%          --       N/A
           Monument ..........................        --        9.00           --    33.33%          --      1.30%
    2012   Total .............................        56                      537                  0.00%
           Monument Advisor ..................        --        9.65           --     1.05%          --       N/A
           Monument ..........................        --        6.75           --    -0.30%          --      1.30%
    2011   Total .............................         1                        7                  0.00%
           Monument Advisor ..................        --        9.55           --   -16.45%          --       N/A
           Monument ..........................        --        6.77           --   -17.54%          --      1.30%
    2010   Total .............................        65                      748                  0.00%
           Monument Advisor ..................        --       11.43           --     9.48%          --       N/A
           Monument ..........................        --        8.21           --     8.17%          --      1.30%
    2009   Total .............................        37                      386                  0.00%
           Monument Advisor ..................        --       10.44           --    71.99%          --       N/A
           Monument ..........................        --        7.59           --    69.42%          --      1.30%
  Rydex Energy Fund
    2013   Total .............................        63                    1,282                  0.21%
           Monument Advisor ..................        --       20.24           --    23.49%          --       N/A
           Monument ..........................        --       23.56           --    21.88%          --      1.30%
    2012   Total .............................        41                      671                  0.00%
           Monument Advisor ..................        --       16.39           --     2.37%          --       N/A
           Monument ..........................        --       19.33           --     1.10%          --      1.30%
    2011   Total .............................        68                    1,086                  0.00%
           Monument Advisor ..................        --       16.01           --    -5.82%          --       N/A
           Monument ..........................        --       19.12           --    -7.09%          --      1.30%
    2010   Total .............................       128                    2,179                  0.61%
           Monument Advisor ..................        --       17.00           --    19.05%          --       N/A
           Monument ..........................        --       20.58           --    17.53%          --      1.30%
    2009   Total .............................        53                      766                  0.00%
           Monument Advisor ..................        --       14.28           --    38.51%          --       N/A
           Monument ..........................        --       17.51           --    36.69%          --      1.30%
  Rydex Energy Services Fund
    2013   Total .............................        43                      919                  0.00%
           Monument Advisor ..................        --       21.21           --    23.89%          --       N/A
           Monument ..........................        --       23.77           --    22.27%          --      1.30%
    2012   Total .............................        42                      725                  0.00%
           Monument Advisor ..................        --       17.12           --     0.41%          --       N/A
           Monument ..........................        --       19.44           --    -0.87%          --      1.30%
    2011   Total .............................        43                      737                  0.00%
           Monument Advisor ..................        --       17.05           --    -9.31%          --       N/A
           Monument ..........................        --       19.61           --   -10.50%          --      1.30%
    2010   Total .............................       168                    3,167                  0.00%
           Monument Advisor ..................        --       18.80           --    26.01%          --       N/A
           Monument ..........................        --       21.91           --    24.42%          --      1.30%
    2009   Total .............................        85                    1,270                  0.00%
           Monument Advisor ..................        --       14.92           --    62.53%          --       N/A
           Monument ..........................        --       17.61           --    60.38%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Notes to Financial Statements - Continued

Years Ended December 31, 2013 and 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS              NET ASSETS              INVESTMENT
----------------------------------------------   -------     UNIT   ------------    TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)    VALUE      (000s)       RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Europe 1.25X Strategy Fund
    2013   Total .............................       120               $    1,344                  0.17%
           Monument Advisor ..................        --   $   11.23           --    23.95%          --       N/A
           Monument ..........................        --       11.66           --    22.22%          --      1.30%
    2012   Total .............................       104                      944                  1.11%
           Monument Advisor ..................        --        9.06           --    21.61%          --       N/A
           Monument ..........................        --        9.54           --    20.15%          --      1.30%
    2011   Total .............................         8                       63                  0.00%
           Monument Advisor ..................        --        7.45           --   -15.15%          --       N/A
           Monument ..........................        --        7.94           --   -16.24%          --      1.30%
    2010   Total .............................        30                      259                  3.02%
           Monument Advisor ..................        --        8.78           --   -10.77%          --       N/A
           Monument ..........................        --        9.48           --   -11.90%          --      1.30%
    2009   Total .............................        51                      506                  4.73%
           Monument Advisor ..................        --        9.84           --    35.72%          --       N/A
           Monument ..........................        --       10.76           --    33.83%          --      1.30%
  Rydex Financial Services Fund
    2013   Total .............................        68                      683                  0.62%
           Monument Advisor ..................        --       10.10           --    27.53%          --       N/A
           Monument ..........................        --        9.47           --    25.93%          --      1.30%
    2012   Total .............................       344                    2,728                  0.35%
           Monument Advisor ..................        --        7.92           --    22.60%          --       N/A
           Monument ..........................        --        7.52           --    21.10%          --      1.30%
    2011   Total .............................        72                      462                  0.05%
           Monument Advisor ..................        --        6.46           --   -14.89%          --       N/A
           Monument ..........................        --        6.21           --   -16.08%          --      1.30%
    2010   Total .............................       100                      757                  0.78%
           Monument Advisor ..................        --        7.59           --    14.48%          --       N/A
           Monument ..........................        --        7.40           --    12.98%          --      1.30%
    2009   Total .............................        15                      102                  0.72%
           Monument Advisor ..................        --        6.63           --    19.68%          --       N/A
           Monument ..........................        --        6.55           --    18.02%          --      1.30%
  Rydex Government Long Bond 1.2X
    Strategy Fund
    2013   Total .............................        96                    1,333                  0.76%
           Monument Advisor ..................        --       13.91           --   -18.22%          --       N/A
           Monument ..........................        --       13.73           --   -19.33%          --      1.30%
    2012   Total .............................       127                    2,154                  0.70%
           Monument Advisor ..................        --       17.01           --     2.97%          --       N/A
           Monument ..........................        --       17.02           --     1.73%          --      1.30%
    2011   Total .............................       470                    7,770                  1.96%
           Monument Advisor ..................        --       16.52           --    41.56%          --       N/A
           Monument ..........................        --       16.73           --    39.65%          --      1.30%
    2010   Total .............................        35                      411                  2.47%
           Monument Advisor ..................        --       11.67           --    10.09%          --       N/A
           Monument ..........................        --       11.98           --     8.71%          --      1.30%
    2009   Total .............................        55                      586                  2.48%
           Monument Advisor ..................        --       10.60           --   -31.52%          --       N/A
           Monument ..........................        --       11.02           --   -32.43%          --      1.30%
  Rydex Health  Care Fund
    2013   Total .............................       108                    2,291                  0.21%
           Monument Advisor ..................        --       21.16           --    41.82%          --       N/A
           Monument ..........................        --       19.20           --    39.94%          --      1.30%
    2012   Total .............................        65                      965                  0.00%
           Monument Advisor ..................        --       14.92           --    17.20%          --       N/A
           Monument ..........................        --       13.72           --    15.68%          --      1.30%
    2011   Total .............................       112                    1,428                  0.00%
           Monument Advisor ..................        --       12.73           --     4.69%          --       N/A
           Monument ..........................        --       11.86           --     3.31%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Health Care Fund (continued)
    2010   Total .............................        62               $      757                  0.21%
           Monument Advisor ..................        --   $   12.16           --     6.76%          --       N/A
           Monument ..........................        --       11.48           --     5.42%          --      1.30%
    2009   Total .............................        86                      974                  0.00%
           Monument Advisor ..................        --       11.39           --    24.62%          --       N/A
           Monument ..........................        --       10.89           --    23.05%          --      1.30%
  Rydex Internet Fund
    2013   Total .............................       103                    2,639                  0.00%
           Monument Advisor ..................        --       25.61           --    51.18%          --       N/A
           Monument ..........................        --       20.87           --    49.28%          --      1.30%
    2012   Total .............................        28                      479                  0.00%
           Monument Advisor ..................        --       16.94           --    19.38%          --       N/A
           Monument ..........................        --       13.98           --    17.78%          --      1.30%
    2011   Total .............................        23                      329                  0.00%
           Monument Advisor ..................        --       14.19           --   -11.97%          --       N/A
           Monument ..........................        --       11.87           --   -13.10%          --      1.30%
    2010   Total .............................       101                    1,621                  0.00%
           Monument Advisor ..................        --       16.12           --    20.84%          --       N/A
           Monument ..........................        --       13.66           --    19.20%          --      1.30%
    2009   Total .............................        42                      566                  0.00%
           Monument Advisor ..................        --       13.34           --    65.71%          --       N/A
           Monument ..........................        --       11.46           --    63.71%          --      1.30%
  Rydex Inverse Dow 2X Strategy Fund
    2013   Total .............................       115                      149                  0.00%
           Monument Advisor ..................        --        1.30           --   -43.72%          --       N/A
           Monument ..........................        --        1.10           --   -44.72%          --      1.30%
    2012   Total .............................        24                       56                  0.00%
           Monument Advisor ..................        --        2.31           --   -22.48%          --       N/A
           Monument ..........................        --        1.99           --   -23.75%          --      1.30%
    2011   Total .............................        71                      211                  0.00%
           Monument Advisor ..................        --        2.98           --   -27.14%          --       N/A
           Monument ..........................        --        2.61           --   -27.90%          --      1.30%
    2010   Total .............................       373                    1,527                  0.00%
           Monument Advisor ..................        --        4.09           --   -30.32%          --       N/A
           Monument ..........................        --        3.62           --   -31.18%          --      1.30%
    2009   Total .............................       171                    1,002                  0.00%
           Monument Advisor ..................        --        5.87           --   -44.62%          --       N/A
           Monument ..........................        --        5.26           --   -45.38%          --      1.30%
  Rydex Inverse Government Long Bond
    Strategy Fund
    2013   Total .............................       613                    3,468                  0.00%
           Monument Advisor ..................        --        5.65           --    15.31%          --       N/A
           Monument ..........................        --        4.13           --    13.77%          --      1.30%
    2012   Total .............................       245                    1,203                  0.00%
           Monument Advisor ..................        --        4.90           --    -6.31%          --       N/A
           Monument ..........................        --        3.63           --    -7.40%          --      1.30%
    2011   Total .............................        40                      208                  0.00%
           Monument Advisor ..................        --        5.23           --   -30.45%          --       N/A
           Monument ..........................        --        3.92           --   -31.35%          --      1.30%
    2010   Total .............................       120                      898                  0.00%
           Monument Advisor ..................        --        7.52           --   -12.76%          --       N/A
           Monument ..........................        --        5.71           --   -13.88%          --      1.30%
    2009   Total .............................       657                    5,665                  0.00%
           Monument Advisor ..................        --        8.62           --    19.39%          --       N/A
           Monument ..........................        --        6.63           --    17.97%          --      1.30%
  Rydex Inverse Mid-Cap Strategy Fund
    2013   Total .............................         6                       19                  0.00%
           Monument Advisor ..................        --        2.95           --   -27.70%          --       N/A
           Monument ..........................        --        2.40           --   -28.36%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                        AS OF DECEMBER 31 (UNLESS NOTED)
                                                       ----------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)    VALUE        (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Inverse Mid-Cap Strategy Fund
    (continued)
    2012   Total .............................         8               $       34                  0.00%
           Monument Advisor ..................        --   $    4.08           --   -18.40%          --       N/A
           Monument ..........................        --        3.35           --   -19.47%          --      1.30%
    2011   Total .............................         9                       46                  0.00%
           Monument Advisor ..................        --        5.00           --    -7.24%          --       N/A
           Monument ..........................        --        4.16           --    -8.57%          --      1.30%
    2010   Total .............................         6                       30                  0.00%
           Monument Advisor ..................        --        5.39           --   -25.35%          --       N/A
           Monument ..........................        --        4.55           --   -26.26%          --      1.30%
    2009   Total .............................         2                       13                  0.00%
           Monument Advisor ..................        --        7.22           --   -35.25%          --       N/A
           Monument ..........................        --        6.17           --   -36.13%          --      1.30%
  Rydex Inverse NASDAQ-100(R) Strategy Fund
    2013   Total .............................        48                      136                  0.00%
           Monument Advisor ..................        --        2.82           --   -29.15%          --       N/A
           Monument ..........................        --        2.47           --   -29.83%          --      1.30%
    2012   Total .............................       195                      777                  0.00%
           Monument Advisor ..................        --        3.98           --   -18.61%          --       N/A
           Monument ..........................        --        3.52           --   -19.82%          --      1.30%
    2011   Total .............................       138                      673                  0.00%
           Monument Advisor ..................        --        4.89           --    -9.94%          --       N/A
           Monument ..........................        --        4.39           --   -11.13%          --      1.30%
    2010   Total .............................        66                      358                  0.00%
           Monument Advisor ..................        --        5.43           --   -21.30%          --       N/A
           Monument ..........................        --        4.94           --   -22.33%          --      1.30%
    2009   Total .............................        74                      509                  0.04%
           Monument Advisor ..................        --        6.90           --   -40.10%          --       N/A
           Monument ..........................        --        6.36           --   -40.84%          --      1.30%
  Rydex Inverse Russell 2000(R) Strategy Fund
    2013   Total .............................        41                      105                  0.00%
           Monument Advisor ..................        --        2.57           --   -30.73%          --       N/A
           Monument ..........................        --        2.14           --   -31.85%          --      1.30%
    2012   Total .............................        27                      101                  0.00%
           Monument Advisor ..................        --        3.71           --   -18.28%          --       N/A
           Monument ..........................        --        3.14           --   -19.28%          --      1.30%
    2011   Total .............................       211                      956                  0.00%
           Monument Advisor ..................        --        4.54           --    -7.54%          --       N/A
           Monument ..........................        --        3.89           --    -8.69%          --      1.30%
    2010   Total .............................        31                      155                  0.00%
           Monument Advisor ..................        --        4.91           --   -27.58%          --       N/A
           Monument ..........................        --        4.26           --   -28.64%          --      1.30%
    2009   Total .............................        78                      529                  0.00%
           Monument Advisor ..................        --        6.78           --   -32.87%          --       N/A
           Monument ..........................        --        5.97           --   -33.74%          --      1.30%
  Rydex Inverse S&P 500 Strategy Fund
    2013   Total .............................       233                      958                  0.00%
           Monument Advisor ..................        --        4.11           --   -26.61%          --       N/A
           Monument ..........................        --        2.72           --   -27.47%          --      1.30%
    2012   Total .............................       101                      563                  0.00%
           Monument Advisor ..................        --        5.60           --   -16.91%          --       N/A
           Monument ..........................        --        3.75           --   -18.12%          --      1.30%
    2011   Total .............................        45                      306                  0.00%
           Monument Advisor ..................        --        6.74           --    -9.04%          --       N/A
           Monument ..........................        --        4.58           --   -10.20%          --      1.30%
    2010   Total .............................        86                      635                  0.00%
           Monument Advisor ..................        --        7.41           --   -16.93%          --       N/A
           Monument ..........................        --        5.10           --   -18.01%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE      (000s)      RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Inverse S&P 500 Strategy Fund
    (continued)
    2009   Total .............................       106               $      944                  0.00%
           Monument Advisor ..................        --   $    8.92           --   -27.60%          --       N/A
           Monument ..........................        --        6.22           --   -28.51%          --      1.30%
  Rydex Japan 2X Strategy Fund
    2013   Total .............................        28                      453                  0.00%
           Monument Advisor ..................        --       16.10           --    56.01%          --       N/A
           Monument ..........................        --       13.17           --    53.86%          --      1.30%
    2012   Total .............................        39                      404                  0.00%
           Monument Advisor ..................        --       10.32           --    20.14%          --       N/A
           Monument ..........................        --        8.56           --    18.56%          --      1.30%
    2011   Total .............................         2                       20                  0.00%
           Monument Advisor ..................        --        8.59           --   -28.95%          --       N/A
           Monument ..........................        --        7.22           --   -29.83%          --      1.30%
    2010   Total .............................        47                      565                  0.00%
           Monument Advisor ..................        --       12.09           --    15.69%          --       N/A
           Monument ..........................        --       10.29           --    14.21%          --      1.30%
    2009   Total .............................        16                      166                  0.20%
           Monument Advisor ..................        --       10.45           --    23.67%          --       N/A
           Monument ..........................        --        9.01           --    22.09%          --      1.30%
  Rydex Leisure Fund
    2013   Total .............................       194                    3,820                  1.20%
           Monument Advisor ..................        --       19.66           --    42.36%          --       N/A
           Monument ..........................        --       18.83           --    40.63%          --      1.30%
    2012   Total .............................        49                      680                  0.00%
           Monument Advisor ..................        --       13.81           --    21.35%          --       N/A
           Monument ..........................        --       13.39           --    19.66%          --      1.30%
    2011   Total .............................        48                      546                  0.00%
           Monument Advisor ..................        --       11.38           --     2.43%          --       N/A
           Monument ..........................        --       11.19           --     1.18%          --      1.30%
    2010   Total .............................        31                      349                  0.22%
           Monument Advisor ..................        --       11.11           --    30.40%          --       N/A
           Monument ..........................        --       11.06           --    28.60%          --      1.30%
    2009   Total .............................         8                       66                  0.00%
           Monument Advisor ..................        --        8.52           --    36.76%          --       N/A
           Monument ..........................        --        8.60           --    35.01%          --      1.30%
  Rydex Mid Cap 1.5X Strategy Fund
    2013   Total .............................       190                    4,372                  0.00%
           Monument Advisor ..................        --       22.93           --    50.26%          --       N/A
           Monument ..........................        --       33.94           --    48.34%          --      1.30%
    2012   Total .............................        49                      750                  0.00%
           Monument Advisor ..................        --       15.26           --    24.27%          --       N/A
           Monument ..........................        --       22.88           --    22.68%          --      1.30%
    2011   Total .............................        20                      248                  0.00%
           Monument Advisor ..................        --       12.28           --    -7.60%          --       N/A
           Monument ..........................        --       18.65           --    -8.76%          --      1.30%
    2010   Total .............................       120                    1,593                  0.00%
           Monument Advisor ..................        --       13.29           --    37.58%          --       N/A
           Monument ..........................        --       20.44           --    35.72%          --      1.30%
    2009   Total .............................        61                      597                  0.18%
           Monument Advisor ..................        --        9.66           --    52.37%          --       N/A
           Monument ..........................        --       15.06           --    50.45%          --      1.30%
  Rydex NASDAQ-100(R) Fund
    2013   Total .............................       254                    6,124                  0.00%
           Monument Advisor ..................        --       24.06           --    34.56%          --       N/A
           Monument ..........................        --       26.64           --    32.87%          --      1.30%
    2012   Total .............................       100                    1,785                  0.00%
           Monument Advisor ..................        --       17.88           --    16.79%          --       N/A
           Monument ..........................        --       20.05           --    15.30%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex NASDAQ-100(R) Fund (continued)
    2011   Total .............................       177               $    2,710                  0.00%
           Monument Advisor ..................        --   $   15.31           --     2.20%          --       N/A
           Monument ..........................        --       17.39           --     0.81%          --      1.30%
    2010   Total .............................       154                    2,313                  0.00%
           Monument Advisor ..................        --       14.98           --    18.42%          --       N/A
           Monument ..........................        --       17.25           --    16.95%          --      1.30%
    2009   Total .............................       178                    2,254                  0.00%
           Monument Advisor ..................        --       12.65           --    52.04%          --       N/A
           Monument ..........................        --       14.75           --    50.05%          --      1.30%
  Rydex NASDAQ-100(R) 2X Strategy Fund
    2013   Total .............................       200                    6,737                  0.00%
           Monument Advisor ..................        --       33.66           --    80.19%          --       N/A
           Monument ..........................        --       27.56           --    77.81%          --      1.30%
    2012   Total .............................        43                      798                  0.00%
           Monument Advisor ..................        --       18.68           --    34.10%          --       N/A
           Monument ..........................        --       15.50           --    32.48%          --      1.30%
    2011   Total .............................       149                    2,063                  0.00%
           Monument Advisor ..................        --       13.93           --    -0.64%          --       N/A
           Monument ..........................        --       11.70           --    -2.01%          --      1.30%
    2010   Total .............................       237                    3,328                  0.00%
           Monument Advisor ..................        --       14.02           --    36.91%          --       N/A
           Monument ..........................        --       11.94           --    35.22%          --      1.30%
    2009   Total .............................       310                    3,179                  0.00%
           Monument Advisor ..................        --       10.24           --   117.87%          --       N/A
           Monument ..........................        --        8.83           --   114.84%          --      1.30%
  Rydex Nova Fund
    2013   Total .............................       542                    9,679                  0.14%
           Monument Advisor ..................        --       17.87           --    48.92%          --       N/A
           Monument ..........................        --       16.74           --    47.10%          --      1.30%
    2012   Total .............................       179                    2,148                  0.00%
           Monument Advisor ..................        --       12.00           --    22.32%          --       N/A
           Monument ..........................        --       11.38           --    20.68%          --      1.30%
    2011   Total .............................       194                    1,901                  0.04%
           Monument Advisor ..................        --        9.81           --    -1.21%          --       N/A
           Monument ..........................        --        9.43           --    -2.48%          --      1.30%
    2010   Total .............................       257                    2,556                  0.21%
           Monument Advisor ..................        --        9.93           --    19.93%          --       N/A
           Monument ..........................        --        9.67           --    18.36%          --      1.30%
    2009   Total .............................       180                    1,494                  1.62%
           Monument Advisor ..................        --        8.28           --    35.52%          --       N/A
           Monument ..........................        --        8.17           --    33.72%          --      1.30%
  Rydex Precious Metals Fund
    2013   Total .............................       151                    1,592                  0.91%
           Monument Advisor ..................        --       10.48           --   -46.12%          --       N/A
           Monument ..........................        --        8.88           --   -46.79%          --      1.30%
    2012   Total .............................       240                    4,666                  0.00%
           Monument Advisor ..................        --       19.45           --    -4.09%          --       N/A
           Monument ..........................        --       16.69           --    -5.39%          --      1.30%
    2011   Total .............................       199                    4,031                  0.07%
           Monument Advisor ..................        --       20.28           --   -24.16%          --       N/A
           Monument ..........................        --       17.64           --   -25.13%          --      1.30%
    2010   Total .............................       237                    6,327                  0.01%
           Monument Advisor ..................        --       26.74           --    38.05%          --       N/A
           Monument ..........................        --       23.56           --    36.34%          --      1.30%
    2009   Total .............................       171                    3,316                  0.00%
           Monument Advisor ..................        --       19.37           --    49.23%          --       N/A
           Monument ..........................        --       17.28           --    47.31%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Real Estate Fund
    2013   Total .............................        93               $    1,262                  0.81%
           Monument Advisor ..................        --   $   13.58           --     3.98%          --       N/A
           Monument ..........................        --       15.48           --     2.58%          --      1.30%
    2012   Total .............................       129                    1,681                  1.27%
           Monument Advisor ..................        --       13.06           --    18.30%          --       N/A
           Monument ..........................        --       15.09           --    16.80%          --      1.30%
    2011   Total .............................       143                    1,580                  1.74%
           Monument Advisor ..................        --       11.04           --     2.32%          --       N/A
           Monument ..........................        --       12.92           --     0.94%          --      1.30%
    2010   Total .............................       255                    2,754                  2.48%
           Monument Advisor ..................        --       10.79           --    24.88%          --       N/A
           Monument ..........................        --       12.80           --    23.31%          --      1.30%
    2009   Total .............................        98                      850                  8.14%
           Monument Advisor ..................        --        8.64           --    25.22%          --       N/A
           Monument ..........................        --       10.38           --    23.57%          --      1.30%
  Rydex Retailing Fund
    2013   Total .............................        94                    2,012                  0.03%
           Monument Advisor ..................        --       21.45           --    35.85%          --       N/A
           Monument ..........................        --       19.46           --    34.02%          --      1.30%
    2012   Total .............................        35                      553                  0.00%
           Monument Advisor ..................        --       15.79           --    16.79%          --       N/A
           Monument ..........................        --       14.52           --    15.24%          --      1.30%
    2011   Total .............................        71                      954                  0.00%
           Monument Advisor ..................        --       13.52           --     5.30%          --       N/A
           Monument ..........................        --       12.60           --     3.96%          --      1.30%
    2010   Total .............................        11                      136                  0.00%
           Monument Advisor ..................        --       12.84           --    25.15%          --       N/A
           Monument ..........................        --       12.12           --    23.55%          --      1.30%
    2009   Total .............................         1                       14                  0.00%
           Monument Advisor ..................        --       10.26           --    44.10%          --       N/A
           Monument ..........................        --        9.81           --    42.38%          --      1.30%
  Rydex Russell 2000(R) 1.5X Strategy Fund
    2013   Total .............................        95                    1,980                  0.00%
           Monument Advisor ..................        --       20.87           --    58.59%          --       N/A
           Monument ..........................        --       30.96           --    56.52%          --      1.30%
    2012   Total .............................        22                      288                  0.00%
           Monument Advisor ..................        --       13.16           --    22.08%          --       N/A
           Monument ..........................        --       19.78           --    20.46%          --      1.30%
    2011   Total .............................        48                      514                  0.00%
           Monument Advisor ..................        --       10.78           --   -12.14%          --       N/A
           Monument ..........................        --       16.42           --   -13.31%          --      1.30%
    2010   Total .............................       132                    1,624                  0.00%
           Monument Advisor ..................        --       12.27           --    37.87%          --       N/A
           Monument ..........................        --       18.94           --    36.06%          --      1.30%
    2009   Total .............................         8                       79                  0.00%
           Monument Advisor ..................        --        8.90           --    33.23%          --       N/A
           Monument ..........................        --       13.92           --    31.57%          --      1.30%
  Rydex Russell 2000(R) 2X Strategy Fund
    2013   Total .............................        70                      837                  0.00%
           Monument Advisor ..................        --       11.97           --    85.58%          --       N/A
    2012   Total .............................        85                      550                  0.00%
           Monument Advisor ..................        --        6.45           --    29.26%          --       N/A
    2011   Total .............................        49                      245                  0.00%
           Monument Advisor ..................        --        4.99           --   -19.39%          --       N/A
    2010   Total .............................       162                    1,003                  0.00%
           Monument Advisor ..................        --        6.19           --    48.44%          --       N/A
    2009   Total .............................       134                      559                  0.01%
           Monument Advisor ..................        --        4.17           --    35.83%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
                 FUND DESCRIPTION                 UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
 YEAR      PRODUCT                                (000s)     VALUE      (000s)      RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex S&P 500 2X Strategy Fund .............
    2013   Total .............................        94               $    1,629                  0.00%
           Monument Advisor ..................        --   $   17.41           --    68.70%          --       N/A
           Monument ..........................        --       16.32           --    66.53%          --      1.30%
    2012   Total .............................        55                      564                  0.00%
           Monument Advisor ..................        --       10.32           --    29.49%          --       N/A
           Monument ..........................        --        9.80           --    27.77%          --      1.30%
    2011   Total .............................       564                    4,497                  0.00%
           Monument Advisor ..................        --        7.97           --    -3.98%          --       N/A
           Monument ..........................        --        7.67           --    -5.19%          --      1.30%
    2010   Total .............................       126                    1,049                  0.00%
           Monument Advisor ..................        --        8.30           --    25.38%          --       N/A
           Monument ..........................        --        8.09           --    23.89%          --      1.30%
    2009   Total .............................       808                    5,347                  1.16%
           Monument Advisor ..................        --        6.62           --    46.46%          --       N/A
           Monument ..........................        --        6.53           --    44.47%          --      1.30%
  Rydex S&P 500 Pure Growth Fund .............
    2013   Total .............................       172                    3,539                  0.00%
           Monument Advisor ..................        --       20.54           --    41.27%          --       N/A
           Monument ..........................        --       18.43           --    39.52%          --      1.30%
    2012   Total .............................       134                    1,943                  0.00%
           Monument Advisor ..................        --       14.54           --    13.33%          --       N/A
           Monument ..........................        --       13.21           --    11.85%          --      1.30%
    2011   Total .............................       231                    2,960                  0.00%
           Monument Advisor ..................        --       12.83           --    -1.08%          --       N/A
           Monument ..........................        --       11.81           --    -2.40%          --      1.30%
    2010   Total .............................       191                    2,472                  0.00%
           Monument Advisor ..................        --       12.97           --    25.07%          --       N/A
           Monument ..........................        --       12.10           --    23.47%          --      1.30%
    2009   Total .............................       174                    1,804                  0.00%
           Monument Advisor ..................        --       10.37           --    47.09%          --       N/A
           Monument ..........................        --        9.80           --    45.19%          --      1.30%
  Rydex S&P 500 Pure Value Fund ..............
    2013   Total .............................       403                    7,877                  0.00%
           Monument Advisor ..................        --       19.57           --    45.29%          --       N/A
           Monument ..........................        --       18.52           --    43.34%          --      1.30%
    2012   Total .............................       163                    2,201                  1.11%
           Monument Advisor ..................        --       13.47           --    22.23%          --       N/A
           Monument ..........................        --       12.92           --    20.63%          --      1.30%
    2011   Total .............................        59                      652                  0.01%
           Monument Advisor ..................        --       11.02           --    -3.16%          --       N/A
           Monument ..........................        --       10.71           --    -4.37%          --      1.30%
    2010   Total .............................       202                    2,294                  0.82%
           Monument Advisor ..................        --       11.38           --    20.30%          --       N/A
           Monument ..........................        --       11.20           --    18.77%          --      1.30%
    2009   Total .............................       207                    1,961                  1.52%
           Monument Advisor ..................        --        9.46           --    51.12%          --       N/A
           Monument ..........................        --        9.43           --    49.21%          --      1.30%
  Rydex S&P MidCap 400 Pure Growth Fund ......
    2013   Total .............................       132                    3,533                  0.00%
           Monument Advisor ..................        --       26.76           --    34.07%          --       N/A
           Monument ..........................        --       25.17           --    32.26%          --      1.30%
    2012   Total .............................        67                    1,333                  0.00%
           Monument Advisor ..................        --       19.96           --    16.05%          --       N/A
           Monument ..........................        --       19.03           --    14.57%          --      1.30%
    2011   Total .............................       159                    2,740                  0.00%
           Monument Advisor ..................        --       17.20           --    -0.69%          --       N/A
           Monument ..........................        --       16.61           --    -1.95%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex S&P MidCap 400 Pure Growth Fund
    (continued)
    2010   Total .............................       374              $     6,481                  0.00%
           Monument Advisor ..................        --   $   17.32           --    32.62%          --       N/A
           Monument ..........................        --       16.94           --    30.91%          --      1.30%
    2009   Total .............................       148                    1,929                  0.00%
           Monument Advisor ..................        --       13.06           --    56.78%          --       N/A
           Monument ..........................        --       12.94           --    54.78%          --      1.30%
  Rydex S&P MidCap 400 Pure Value Fund
    2013   Total .............................        45                      887                  0.02%
           Monument Advisor ..................        --       19.67           --    35.84%          --       N/A
           Monument ..........................        --       18.85           --    34.07%          --      1.30%
    2012   Total .............................        68                      992                  0.00%
           Monument Advisor ..................        --       14.48           --    16.96%          --       N/A
           Monument ..........................        --       14.06           --    15.44%          --      1.30%
    2011   Total .............................        42                      522                  0.00%
           Monument Advisor ..................        --       12.38           --    -7.13%          --       N/A
           Monument ..........................        --       12.18           --    -8.35%          --      1.30%
    2010   Total .............................       111                    1,475                  0.72%
           Monument Advisor ..................        --       13.33           --    20.09%          --       N/A
           Monument ..........................        --       13.29           --    18.55%          --      1.30%
    2009   Total .............................       147                    1,630                  1.90%
           Monument Advisor ..................        --       11.10           --    55.24%          --       N/A
           Monument ..........................        --       11.21           --    53.35%          --      1.30%
  Rydex S&P SmallCap 600 Pure Growth Fund
    2013   Total .............................       198                    4,321                  0.00%
           Monument Advisor ..................        --       21.87           --    41.28%          --       N/A
           Monument ..........................        --       20.93           --    39.44%          --      1.30%
    2012   Total .............................        40                      621                  0.00%
           Monument Advisor ..................        --       15.48           --    10.57%          --       N/A
           Monument ..........................        --       15.01           --     9.16%          --      1.30%
    2011   Total .............................       252                    3,529                  0.00%
           Monument Advisor ..................        --       14.00           --     3.55%          --       N/A
           Monument ..........................        --       13.75           --     2.23%          --      1.30%
    2010   Total .............................       190                    2,568                  0.00%
           Monument Advisor ..................        --       13.52           --    25.42%          --       N/A
           Monument ..........................        --       13.45           --    23.74%          --      1.30%
    2009   Total .............................       249                    2,680                  0.00%
           Monument Advisor ..................        --       10.78           --    33.91%          --       N/A
           Monument ..........................        --       10.87           --    32.24%          --      1.30%
  Rydex S&P SmallCap 600 Pure Value Fund
    2013   Total .............................       198                    3,779                  0.54%
           Monument Advisor ..................        --       19.06           --    42.77%          --       N/A
           Monument ..........................        --       17.98           --    41.02%          --      1.30%
    2012   Total .............................        98                    1,314                  0.00%
           Monument Advisor ..................        --       13.35           --    20.38%          --       N/A
           Monument ..........................        --       12.75           --    18.83%          --      1.30%
    2011   Total .............................        62                      690                  0.00%
           Monument Advisor ..................        --       11.09           --    -9.40%          --       N/A
           Monument ..........................        --       10.73           --   -10.58%          --      1.30%
    2010   Total .............................       157                    1,921                  0.00%
           Monument Advisor ..................        --       12.24           --    25.03%          --       N/A
           Monument ..........................        --       12.00           --    23.46%          --      1.30%
    2009   Total .............................       128                    1,249                  1.33%
           Monument Advisor ..................        --        9.79           --    62.35%          --       N/A
           Monument ..........................        --        9.72           --    60.13%          --      1.30%
  Rydex Strengthening Dollar 2X Strategy Fund
    2013   Total .............................        55                      334                  0.00%
           Monument Advisor ..................        --        6.10           --    -3.02%          --       N/A
    2012   Total .............................        51                      320                  0.00%
           Monument Advisor ..................        --        6.29           --    -6.26%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Strengthening Dollar 2X Strategy Fund
    (continued)
    2011   Total .............................       474               $    3,179                  0.00%
           Monument Advisor ..................        --   $    6.71           --    -4.28%          --       N/A
    2010   Total .............................       132                      924                  0.00%
           Monument Advisor ..................        --        7.01           --    -4.50%          --       N/A
    2009   Total .............................        49                      358                  0.00%
           Monument Advisor ..................        --        7.34           --   -15.83%          --       N/A
  Rydex Technology Fund
    2013   Total .............................       210                    3,739                  0.00%
           Monument Advisor ..................        --       17.79           --    35.39%          --       N/A
           Monument ..........................        --       14.70           --    33.64%          --      1.30%
    2012   Total .............................        74                      976                  0.00%
           Monument Advisor ..................        --       13.14           --    11.93%          --       N/A
           Monument ..........................        --       11.00           --    10.55%          --      1.30%
    2011   Total .............................        50                      590                  0.00%
           Monument Advisor ..................        --       11.74           --    -9.13%          --       N/A
           Monument ..........................        --        9.95           --   -10.44%          --      1.30%
    2010   Total .............................        71                      919                  0.00%
           Monument Advisor ..................        --       12.92           --    11.96%          --       N/A
           Monument ..........................        --       11.11           --    10.66%          --      1.30%
    2009   Total .............................        57                      654                  0.00%
           Monument Advisor ..................        --       11.54           --    55.74%          --       N/A
           Monument ..........................        --       10.04           --    53.52%          --      1.30%
  Rydex Telecommunications Fund
    2013   Total .............................         6                       75                  0.32%
           Monument Advisor ..................        --       12.63           --    17.49%          --       N/A
           Monument ..........................        --       10.81           --    15.99%          --      1.30%
    2012   Total .............................        38                      412                  0.26%
           Monument Advisor ..................        --       10.75           --     4.88%          --       N/A
           Monument ..........................        --        9.32           --     3.44%          --      1.30%
    2011   Total .............................        18                      186                  1.34%
           Monument Advisor ..................        --       10.25           --   -14.44%          --       N/A
           Monument ..........................        --        9.01           --   -15.48%          --      1.30%
    2010   Total .............................        63                      754                  4.54%
           Monument Advisor ..................        --       11.98           --    14.53%          --       N/A
           Monument ..........................        --       10.66           --    13.04%          --      1.30%
    2009   Total .............................         8                       82                  1.73%
           Monument Advisor ..................        --       10.46           --    28.66%          --       N/A
           Monument ..........................        --        9.43           --    26.92%          --      1.30%
  Rydex Transportation Fund
    2013   Total .............................       178                    3,722                  0.00%
           Monument Advisor ..................        --       20.94           --    50.65%          --       N/A
           Monument ..........................        --       20.38           --    48.76%          --      1.30%
    2012   Total .............................       147                    2,043                  0.00%
           Monument Advisor ..................        --       13.90           --    17.60%          --       N/A
           Monument ..........................        --       13.70           --    16.00%          --      1.30%
    2011   Total .............................        55                      650                  0.00%
           Monument Advisor ..................        --       11.82           --   -11.13%          --       N/A
           Monument ..........................        --       11.81           --   -12.26%          --      1.30%
    2010   Total .............................        49                      651                  0.00%
           Monument Advisor ..................        --       13.30           --    24.07%          --       N/A
           Monument ..........................        --       13.46           --    22.59%          --      1.30%
    2009   Total .............................        13                      136                  0.60%
           Monument Advisor ..................        --       10.72           --    17.42%          --       N/A
           Monument ..........................        --       10.98           --    15.82%          --      1.30%
  Rydex U.S. Government Money Market Fund
    2013   Total .............................       579                    6,416                  0.00%
           Monument Advisor ..................        --       11.09           --     0.00%          --       N/A
           Monument ..........................        --        9.77           --    -1.31%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex U.S. Government Money Market Fund
    (continued)
    2012   Total .............................       745               $    8,255                  0.00%
           Monument Advisor ..................        --   $   11.09           --     0.00%          --       N/A
           Monument ..........................        --        9.90           --    -1.30%          --      1.30%
    2011   Total .............................     4,974                   55,134                  0.00%
           Monument Advisor ..................        --       11.09           --     0.09%          --       N/A
           Monument ..........................        --       10.03           --    -1.28%          --      1.30%
    2010   Total .............................     5,553                   61,553                  0.01%
           Monument Advisor ..................        --       11.08           --     0.00%          --       N/A
           Monument ..........................        --       10.16           --    -1.26%          --      1.30%
    2009   Total .............................     3,177                   35,208                  0.06%
           Monument Advisor ..................        --       11.08           --     0.00%          --       N/A
           Monument ..........................        --       10.29           --    -1.25%          --      1.30%
  Rydex Utilities Fund
    2013   Total .............................        58                      967                  1.70%
           Monument Advisor ..................        --       16.58           --    13.64%          --       N/A
           Monument ..........................        --       17.73           --    12.14%          --      1.30%
    2012   Total .............................       172                    2,513                  2.37%
           Monument Advisor ..................        --       14.59           --     1.11%          --       N/A
           Monument ..........................        --       15.81           --    -0.19%          --      1.30%
    2011   Total .............................       408                    5,892                  2.49%
           Monument Advisor ..................        --       14.43           --    16.28%          --       N/A
           Monument ..........................        --       15.84           --    14.78%          --      1.30%
    2010   Total .............................        98                    1,210                  3.79%
           Monument Advisor ..................        --       12.41           --     6.89%          --       N/A
           Monument ..........................        --       13.80           --     5.50%          --      1.30%
    2009   Total .............................        48                      559                  4.74%
           Monument Advisor ..................        --       11.61           --    13.82%          --       N/A
           Monument ..........................        --       13.08           --    12.37%          --      1.30%
  Rydex Weakening Dollar 2X Strategy Fund
    2013   Total .............................         1                        6                  0.00%
           Monument Advisor ..................        --       11.12           --    -2.88%          --       N/A
    2012   Total .............................         8                       88                  0.00%
           Monument Advisor ..................        --       11.45           --     0.79%          --       N/A
    2011   Total .............................         9                      102                  0.00%
           Monument Advisor ..................        --       11.36           --    -3.65%          --       N/A
    2010   Total .............................        20                      237                  0.00%
           Monument Advisor ..................        --       11.79           --    -5.60%          --       N/A
    2009   Total .............................        34                      427                  0.04%
           Monument Advisor ..................        --       12.49           --     6.57%          --       N/A
  Variable Series All Cap Value Fund
    2013   Total .............................         4                       58                  0.00%
           Monument Advisor ..................        --       15.67           --    33.25%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       11.76           --    15.52%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.18           --    -4.32%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.64           --     5.98%          --       N/A
           Inception Nov 19 ..................        --       10.04           --      N/A          N/A       N/A
  Variable Series Floating Rate Strategies
    Fund
    2013   Total .............................     1,498                   15,354                  0.00%
           Monument Advisor ..................        --       10.25           --     2.50%          --       N/A
           Inception May 1 ...................        --       10.00           --      N/A          N/A       N/A
  Variable Series High Yield Fund
    2013   Total .............................       578                    7,228                  0.00%
           Monument Advisor ..................        --       12.51           --     7.38%          --       N/A
    2012   Total .............................       434                    5,050                  0.00%
           Monument Advisor ..................        --       11.65           --    14.89%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE        (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Variable Series High Yield Fund (continued)
    2011   Total .............................        32               $      322                  0.00%
           Monument Advisor ..................        --   $   10.14           --     0.00%          --       N/A
    2010   Total .............................        39                      398                  0.00%
           Monument Advisor ..................        --       10.14           --     1.40%          --       N/A
           Inception Nov 19 ..................        --       10.00           --      N/A          N/A       N/A
  Variable Series Large Cap Value Fund
    2013   Total .............................         4                       54                  0.00%
           Monument Advisor ..................        --       15.54           --    32.03%          --       N/A
    2012   Total .............................         3                       30                  0.00%
           Monument Advisor ..................        --       11.77           --    15.62%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.18           --    -3.96%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.60           --     5.47%          --       N/A
           Inception Nov 19 ..................        --       10.05           --      N/A          N/A       N/A
  Variable Series Macro Opportunities Fund
    2013   Total .............................        91                      919                  0.00%
           Monument Advisor ..................        --       10.10           --     1.00%          --       N/A
           Inception May 1 ...................        --       10.00           --      N/A          N/A       N/A
  Variable Series Managed Asset Allocation
    Fund
    2013   Total .............................        28                      376                  0.00%
           Monument Advisor ..................        --       13.41           --    14.32%          --       N/A
    2012   Total .............................        11                      125                  0.00%
           Monument Advisor ..................        --       11.73           --    13.22%          --       N/A
    2011   Total .............................         5                       48                  0.00%
           Monument Advisor ..................        --       10.36           --     0.68%          --       N/A
    2010   Total .............................         3                       33                  0.00%
           Monument Advisor ..................        --       10.29           --     2.69%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  Variable Series Small Cap Value Fund
    2013   Total .............................        57                      969                  0.00%
           Monument Advisor ..................        --       17.03           --    36.79%          --       N/A
    2012   Total .............................        54                      678                  0.00%
           Monument Advisor ..................        --       12.45           --    19.48%          --       N/A
    2011   Total .............................        13                      140                  0.00%
           Monument Advisor ..................        --       10.42           --    -4.58%          --       N/A
    2010   Total .............................         5                       56                  0.00%
           Monument Advisor ..................        --       10.92           --     8.87%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A
  Variable Series StylePlus Large Core Fund
    2013   Total .............................        --                        5                  0.00%
           Monument Advisor ..................        --       14.76           --    28.91%          --       N/A
    2012   Total .............................         6                       71                  0.00%
           Monument Advisor ..................        --       11.45           --    13.03%          --       N/A
    2011   Total .............................         2                       20                  0.00%
           Monument Advisor ..................        --       10.13           --    -3.98%          --       N/A
    2010   Total .............................         1                       13                  0.00%
           Monument Advisor ..................        --       10.55           --     5.08%          --       N/A
           Inception Nov 19 ..................        --       10.04           --      N/A          N/A       N/A
  Variable Series StylePlus Large Growth Fund
    2013   Total .............................        53                      764                  0.00%
           Monument Advisor ..................        --       14.29           --    28.28%          --       N/A
    2012   Total .............................        54                      602                  0.00%
           Monument Advisor ..................        --       11.14           --    10.74%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.06           --    -4.37%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.52           --     4.89%          --       N/A
           Inception Nov 19 ..................        --       10.03           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
              FUND DESCRIPTION                    UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)     VALUE        (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Variable Series StylePlus Mid Growth Fund
    2013   Total .............................        40               $   618                     0.00%
           Monument Advisor ..................        --   $   15.36       --        30.50%          --       N/A
    2012   Total .............................        35                  418                     0.00%
           Monument Advisor ..................        --       11.77       --        15.73%          --       N/A
    2011   Total .............................        29                  299                      0.00%
           Monument Advisor ..................        --       10.17       --        -4.33%          --       N/A
    2010   Total .............................        --                    5                      0.00%
           Monument Advisor ..................        --       10.63       --         5.56%          --       N/A
           Inception Nov 19 ..................        --       10.07       --          N/A          N/A       N/A
  Variable Series StylePlus Small Growth Fund
    2013   Total .............................         1                   18                      0.00%
           Monument Advisor ..................        --       16.91       --        41.39%          --       N/A
    2012   Total .............................         3                   32                      0.00%
           Monument Advisor ..................        --       11.96       --        11.57%          --       N/A
    2011   Total .............................         4                   38                      0.00%
           Monument Advisor ..................        --       10.72       --        -2.01%          --       N/A
    2010   Total .............................         1                   10                      0.00%
           Monument Advisor ..................        --       10.94       --         8.86%          --       N/A
           Inception Nov 19 ..................        --       10.05       --          N/A          N/A       N/A
  Variable Series U.S. Total Return Bond Fund
    2013   Total .............................       199                2,234                      0.00%
           Monument Advisor ..................        --       11.22       --         1.72%          --       N/A
    2012   Total .............................         6                   70                      0.00%
           Monument Advisor ..................        --       11.03       --         5.85%          --       N/A
    2011   Total .............................         5                   51                      0.00%
           Monument Advisor ..................        --       10.42       --         5.15%          --       N/A
    2010   Total .............................        --                   --                      0.00%
           Monument Advisor ..................        --        9.91       --        -1.00%          --       N/A
           Inception Nov 19 ..................        --       10.01       --          N/A          N/A       N/A
  Variable Series World Equity Income Fund
    2013   Total .............................        10                  120                      0.00%
           Monument Advisor ..................        --       12.11       --        19.31%          --       N/A
    2012   Total .............................        70                  711                      0.00%
           Monument Advisor ..................        --       10.15       --        16.53%          --       N/A
    2011   Total .............................         3                   26                      0.00%
           Monument Advisor ..................        --        8.71       --       -15.76%          --       N/A
    2010   Total .............................         1                    8                      0.00%
           Monument Advisor ..................        --       10.34       --         3.19%          --       N/A
           Inception Nov 19 ..................        --       10.02       --          N/A          N/A       N/A
INVESCO VARIABLE INSURANCE FUNDS:
  Balanced-Risk Allocation Fund
    2013   Total .............................       449                4,731                      1.37%
           Monument Advisor ..................        --       10.53       --         1.35%          --       N/A
    2012   Total .............................       314                3,257                      1.19%
           Monument Advisor ..................        --       10.39       --         3.80%          --       N/A
           Inception May 1 ...................                 10.01
  Comstock Fund
    2013   Total .............................       211                3,532                      2.20%
           Monument Advisor ..................        --       16.73       --        36.02%          --       N/A
    2012   Total .............................        25                  305                      2.39%
           Monument Advisor ..................        --       12.30       --        19.19%          --       N/A
    2011   Total .............................        16                  160                      3.28%
           Monument Advisor ..................        --       10.32       --        -1.81%          --       N/A
    2010   Total .............................        --                   --                      0.00%
           Monument Advisor ..................        --       10.51       --         5.10%          --       N/A
           Inception Nov 19 ..................        --       10.00       --          N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
  Core Equity Fund
    2013   Total .............................        58               $      990     1.53%
           Monument Advisor ..................        --   $   17.12           --    29.21%          --       N/A
           Monument ..........................        --       15.49           --    27.59%          --      1.30%
    2012   Total .............................        65                      857                  0.96%
           Monument Advisor ..................        --       13.25           --    13.93%          --       N/A
           Monument ..........................        --       12.14           --    12.41%          --      1.30%
    2011   Total .............................        69                      801                  0.85%
           Monument Advisor ..................        --       11.63           --    -0.09%          --       N/A
           Monument ..........................        --       10.80           --    -1.37%          --      1.30%
    2010   Total .............................        39                      455                  0.52%
           Monument Advisor ..................        --       11.64           --     9.60%          --       N/A
           Monument ..........................        --       10.95           --     8.09%          --      1.30%
    2009   Total .............................       112                    1,193                  1.88%
           Monument Advisor ..................        --       10.62           --    28.26%          --       N/A
           Monument ..........................        --       10.13           --    26.63%          --      1.30%
  Diversified Dividend Fund
    2013   Total .............................       220                    3,163                  3.32%
           Monument Advisor ..................        --       14.35           --    31.05%          --       N/A
    2012   Total .............................       119                    1,300                  2.21%
           Monument Advisor ..................        --       10.95           --    18.76%          --       N/A
    2011   Total .............................        52                      483                  0.00%
           Monument Advisor ..................        --        9.22           --    -7.71%          --       N/A
           Inception April 29 ................        --        9.99           --      N/A          N/A       N/A
  Equity and Income Fund
    2013   Total .............................       171                    2,487                  2.03%
           Monument Advisor ..................        --       14.50           --    25.11%          --       N/A
    2012   Total .............................        38                      435                  2.41%
           Monument Advisor ..................        --       11.59           --    12.63%          --       N/A
    2011   Total .............................        13                      137                  0.56%
           Monument Advisor ..................        --       10.29           --    -1.25%          --       N/A
    2010   Total .............................         3                       35                  0.00%
           Monument Advisor ..................        --       10.42           --     4.10%          --       N/A
           Inception Nov 19 ..................        --       10.01           --      N/A          N/A       N/A
  Global Health Care Fund
    2013   Total .............................        41                      924                  0.39%
           Monument Advisor ..................        --       22.49           --    40.56%          --       N/A
           Monument ..........................        --       19.61           --    38.68%          --      1.30%
    2012   Total .............................        13                      213                  0.00%
           Monument Advisor ..................        --       16.00           --    20.85%          --       N/A
           Monument ..........................        --       14.14           --    19.32%          --      1.30%
    2011   Total .............................        26                      348                  0.00%
           Monument Advisor ..................        --       13.24           --     4.01%          --       N/A
           Monument ..........................        --       11.85           --     2.60%          --      1.30%
    2010   Total .............................        23                      289                  0.00%
           Monument Advisor ..................        --       12.73           --     5.29%          --       N/A
           Monument ..........................        --       11.55           --     3.96%          --      1.30%
    2009   Total .............................        14                      173                  0.14%
           Monument Advisor ..................        --       12.09           --    27.67%          --       N/A
           Monument ..........................        --       11.11           --    25.96%          --      1.30%
  Global Real Estate Fund
    2013   Total .............................       269                    4,495                  3.58%
           Monument Advisor ..................        --       16.61           --     2.72%          --       N/A
           Monument ..........................        --       28.27           --     1.40%          --      1.30%
    2012   Total .............................       239                    3,906                  0.64%
           Monument Advisor ..................        --       16.17           --    28.13%          --       N/A
           Monument ..........................        --       27.88           --    26.44%          --      1.30%
    2011   Total .............................       158                    2,020                  3.92%
           Monument Advisor ..................        --       12.62           --    -6.52%          --       N/A
           Monument ..........................        --       22.05           --    -7.70%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)    VALUE        (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
  Global Real Estate Fund (continued)
    2010   Total .............................       166               $    2,310                  3.78%
           Monument Advisor ..................        --   $   13.50           --    17.49%          --       N/A
           Monument ..........................        --       23.89           --    15.97%          --      1.30%
    2009   Total .............................       290                    3,412                  0.00%
           Monument Advisor ..................        --       11.49           --    31.46%          --       N/A
           Monument ..........................        --       20.60           --    29.80%          --      1.30%
  Government Securities Fund
    2013   Total .............................       123                    1,587                  2.92%
           Monument Advisor ..................        --       12.91           --    -2.64%          --       N/A
    2012   Total .............................        83                    1,101                  2.50%
           Monument Advisor ..................        --       13.26           --     2.55%          --       N/A
    2011   Total .............................       208                    2,688                  1.71%
           Monument Advisor ..................        --       12.93           --     7.84%          --       N/A
    2010   Total .............................        47                      560                  6.23%
           Monument Advisor ..................        --       11.99           --     5.45%          --       N/A
    2009   Total .............................        77                      871                  5.04%
           Monument Advisor ..................        --       11.37           --     0.00%          --       N/A
  Growth and Income Fund
    2013   Total .............................       153                    2,434                  1.83%
           Monument Advisor ..................        --       15.93           --    34.09%          --       N/A
    2012   Total .............................        53                      629                  3.09%
           Monument Advisor ..................        --       11.88           --    14.67%          --       N/A
    2011   Total .............................        38                      396                  1.02%
           Monument Advisor ..................        --       10.36           --    -1.99%          --       N/A
    2010   Total .............................        --                        4                  0.00%
           Monument Advisor ..................        --       10.57           --     5.49%          --       N/A
           Inception Nov 19 ..................        --       10.02           --      N/A          N/A       N/A
  High Yield Fund
    2013   Total .............................       312                    5,966                  2.98%
           Monument Advisor ..................        --       19.12           --     6.99%          --       N/A
           Monument ..........................        --       18.02           --     5.63%          --      1.30%
    2012   Total .............................       267                    4,768                  1.93%
           Monument Advisor ..................        --       17.87           --    17.18%          --       N/A
           Monument ..........................        --       17.06           --    15.66%          --      1.30%
    2011   Total .............................     1,441                   21,983                  6.29%
           Monument Advisor ..................        --       15.25           --     0.93%          --       N/A
           Monument ..........................        --       14.75           --    -0.34%          --      1.30%
    2010   Total .............................       406                    6,126                  8.78%
           Monument Advisor ..................        --       15.11           --    13.61%          --       N/A
           Monument ..........................        --       14.80           --    12.12%          --      1.30%
    2009   Total .............................       663                    8,813                  8.73%
           Monument Advisor ..................        --       13.30           --    52.70%          --       N/A
           Monument ..........................        --       13.20           --    50.86%          --      1.30%
  International Growth Fund
    2013   Total .............................       607                    6,850                  1.27%
           Monument Advisor ..................        --       11.28           --    18.99%          --       N/A
    2012   Total .............................       578                    5,483                  1.49%
           Monument Advisor ..................        --        9.48           --    15.47%          --       N/A
    2011   Total .............................       309                    2,536                  1.14%
           Monument Advisor ..................        --        8.21           --    -6.70%          --       N/A
    2010   Total .............................       237                    2,081                  2.59%
           Monument Advisor ..................        --        8.80           --    12.82%          --       N/A
    2009   Total .............................       104                      807                  1.53%
           Monument Advisor ..................        --        7.80           --    35.42%          --       N/A
  Mid Cap Core Equity Fund
    2013   Total .............................        86                    1,602                  0.57%
           Monument Advisor ..................        --       18.64           --    28.46%          --       N/A
           Monument ..........................        --       22.54           --    26.77%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
  Mid Cap Core Equity Fund (continued)
    2012   Total .............................        62               $      903                  0.00%
           Monument Advisor ..................        --   $   14.51           --    10.59%          --       N/A
           Monument ..........................        --       17.78           --     9.21%          --      1.30%
    2011   Total .............................        45                      588                  0.08%
           Monument Advisor ..................        --       13.12           --    -6.49%          --       N/A
           Monument ..........................        --       16.28           --    -7.71%          --      1.30%
    2010   Total .............................        43                      597                  0.39%
           Monument Advisor ..................        --       14.03           --    13.79%          --       N/A
           Monument ..........................        --       17.64           --    12.29%          --      1.30%
    2009   Total .............................        50                      620                  1.27%
           Monument Advisor ..................        --       12.33           --    29.79%          --       N/A
           Monument ..........................        --       15.71           --    28.14%          --      1.30%
  Money Market Fund
    2013   Total .............................    13,987                  139,965                  0.04%
           Monument Advisor ..................        --       10.01           --     0.10%          --       N/A
           Monument ..........................        --        9.79           --    -1.21%          --       N/A
    2012   Total .............................     8,034                   80,355                  0.02%
           Monument Advisor ..................        --       10.00           --     0.00%          --       N/A
           Monument ..........................        --        9.91           --    -0.90%          --       N/A
           Inception May 1 ...................                 10.00
  Technology Fund
    2013   Total .............................        15                      282                  0.00%
           Monument Advisor ..................        --       19.34           --    25.18%          --       N/A
           Monument ..........................        --        8.53           --    23.62%          --      1.30%
    2012   Total .............................        14                      216                  0.00%
           Monument Advisor ..................        --       15.45           --    11.23%          --       N/A
           Monument ..........................        --        6.90           --     9.87%          --      1.30%
    2011   Total .............................         7                       96                  0.04%
           Monument Advisor ..................        --       13.89           --    -5.06%          --       N/A
           Monument ..........................        --        6.28           --    -6.41%          --      1.30%
    2010   Total .............................         8                      123                  0.00%
           Monument Advisor ..................        --       14.63           --    21.31%          --       N/A
           Monument ..........................        --        6.71           --    19.82%          --      1.30%
    2009   Total .............................        29                      345                  0.00%
           Monument Advisor ..................        --       12.06           --    57.44%          --       N/A
           Monument ..........................        --        5.60           --    55.56%          --      1.30%
  Value Opportunities Fund
    2013   Total .............................        12                      169                  1.17%
           Monument Advisor ..................        --       14.55           --    33.24%          --       N/A
           Monument ..........................        --       17.47           --    31.55%          --      1.30%
    2012   Total .............................        11                      117                  1.63%
           Monument Advisor ..................        --       10.92           --    17.67%          --       N/A
           Monument ..........................        --       13.28           --    16.08%          --      1.30%
    2011   Total .............................         1                        5                  0.00%
           Monument Advisor ..................        --        9.28           --    -3.43%          --       N/A
           Monument ..........................        --       11.44           --    -4.59%          --      1.30%
    2010   Total .............................        --                        4                  0.19%
           Monument Advisor ..................        --        9.61           --     7.02%          --       N/A
           Monument ..........................        --       11.99           --     5.55%          --      1.30%
    2009   Total .............................        65                      588                  1.57%
           Monument Advisor ..................        --        8.98           --    47.70%          --       N/A
           Monument ..........................        --       11.36           --    45.83%          --      1.30%
IVY FUNDS VARIABLE INSURANCE
  PORTFOLIOS, INC.:
  Asset Strategy Portfolio
    2013   Total .............................     1,025                   15,346                  0.98%
           Monument Advisor ..................        --       14.98           --    25.15%          --       N/A
    2012   Total .............................       552                    6,611                  1.17%
           Monument Advisor ..................        --       11.97           --    19.22%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS,
  INC.: (continued)
  Asset Strategy Portfolio (continued)
    2011   Total .............................       651               $    6,534                  0.95%
           Monument Advisor ..................        --   $   10.04           --    -7.21%          --       N/A
    2010   Total .............................       465                    5,031                  0.92%
           Monument Advisor ..................        --       10.82           --     8.63%          --       N/A
    2009   Total .............................        94                      936                  0.00%
           Monument Advisor ..................        --        9.96           --    -0.20%          --       N/A
           Inception Nov 20 ..................        --        9.98           --      N/A          N/A       N/A
  Balanced Portfolio
    2013   Total .............................        95                    1,589                  1.28%
           Monument Advisor ..................        --       16.78           --    23.66%          --       N/A
    2012   Total .............................        55                      751                  1.06%
           Monument Advisor ..................        --       13.57           --    11.78%          --       N/A
    2011   Total .............................        32                      384                  1.32%
           Monument Advisor ..................        --       12.14           --     3.32%          --       N/A
    2010   Total .............................        22                      257                  1.92%
           Monument Advisor ..................        --       11.75           --    17.03%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.04           --     0.60%          --       N/A
           Inception Nov 20 ..................        --        9.98           --      N/A          N/A       N/A
  Bond Portfolio
    2013   Total .............................        29                      334                  3.27%
           Monument Advisor ..................        --       11.68           --    -2.10%          --       N/A
    2012   Total .............................        42                      498                  2.48%
           Monument Advisor ..................        --       11.93           --     5.76%          --       N/A
    2011   Total .............................        18                      199                  3.46%
           Monument Advisor ..................        --       11.28           --     7.33%          --       N/A
    2010   Total .............................        52                      546                  1.66%
           Monument Advisor ..................        --       10.51           --     6.05%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.91           --    -0.90%          --       N/A
           Inception Nov 20 ..................        --       10.00           --      N/A          N/A       N/A
  Dividend Opportunities Portfolio
    2013   Total .............................        16                      270                  2.15%
           Monument Advisor ..................        --       16.45           --    29.63%          --       N/A
    2012   Total .............................        16                      209                  1.32%
           Monument Advisor ..................        --       12.69           --    13.20%          --       N/A
    2011   Total .............................        65                      727                  0.92%
           Monument Advisor ..................        --       11.21           --    -4.68%          --       N/A
    2010   Total .............................        17                      198                  0.96%
           Monument Advisor ..................        --       11.76           --    16.32%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.11           --     1.71%          --       N/A
           Inception Nov 20 ..................        --        9.94           --      N/A          N/A       N/A
  Energy Portfolio
    2013   Total .............................       115                    1,716                  0.00%
           Monument Advisor ..................        --       14.93           --    27.83%          --       N/A
    2012   Total .............................        92                    1,076                  0.00%
           Monument Advisor ..................        --       11.68           --     1.30%          --       N/A
    2011   Total .............................        42                      488                  0.00%
           Monument Advisor ..................        --       11.53           --    -9.07%          --       N/A
    2010   Total .............................        27                      336                  0.23%
           Monument Advisor ..................        --       12.68           --    22.04%          --       N/A
    2009   Total .............................        11                      110                  0.00%
           Monument Advisor ..................        --       10.39           --     5.16%          --       N/A
           Inception Nov 20 ..................        --        9.88           --      N/A          N/A       N/A
  Global Bond Portfolio
    2013   Total .............................        25                      270                  0.00%
           Monument Advisor ..................        --       10.83           --     1.69%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS,
  INC.: (continued)
  Global Bond Portfolio (continued)
    2012   Total .............................        64               $      686                  5.66%
           Monument Advisor ..................        --   $   10.65           --     6.50%          --       N/A
    2011   Total .............................         9                       91                  2.26%
           Monument Advisor ..................        --       10.00           --     0.00%          --       N/A
    2010   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.00           --     0.00%          --       N/A
           Inception Nov 19 ..................        --       10.00           --      N/A          N/A       N/A
  Global Natural Resources Portfolio
    2013   Total .............................       106                    1,012                  0.00%
           Monument Advisor ..................        --        9.56           --     7.90%          --       N/A
    2012   Total .............................        95                      844                  0.00%
           Monument Advisor ..................        --        8.86           --     1.84%          --       N/A
    2011   Total .............................        39                      339                  0.00%
           Monument Advisor ..................        --        8.70           --   -21.48%          --       N/A
    2010   Total .............................         5                       52                  0.00%
           Monument Advisor ..................        --       11.08           --     9.49%          --       N/A
           Inception Nov 19 ..................        --       10.12           --      N/A          N/A       N/A
  Growth Portfolio
    2013   Total .............................         6                      111                  0.44%
           Monument Advisor ..................        --       18.17           --    36.51%          --       N/A
    2012   Total .............................        10                      135                  0.07%
           Monument Advisor ..................        --       13.31           --    12.70%          --       N/A
    2011   Total .............................         8                       90                  0.12%
           Monument Advisor ..................        --       11.81           --     2.16%          --       N/A
    2010   Total .............................         5                       54                  0.59%
           Monument Advisor ..................        --       11.56           --    12.56%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.27           --     3.22%          --       N/A
           Inception Nov 20 ..................        --        9.95           --      N/A          N/A       N/A
  High Income Portfolio
    2013   Total .............................     3,121                   50,794                  5.87%
           Monument Advisor ..................        --       16.27           --    10.45%          --       N/A
    2012   Total .............................       449                    6,608                  4.96%
           Monument Advisor ..................        --       14.73           --    18.69%          --       N/A
    2011   Total .............................       121                    1,503                  7.56%
           Monument Advisor ..................        --       12.41           --     5.26%          --       N/A
    2010   Total .............................        35                      414                  6.45%
           Monument Advisor ..................        --       11.79           --    14.80%          --       N/A
    2009   Total .............................        11                      109                  0.00%
           Monument Advisor ..................        --       10.27           --     2.70%          --       N/A
           Inception Nov 20 ..................        --       10.00           --      N/A          N/A       N/A
  Limited-Term Bond Portfolio
    2013   Total .............................        59                      585                  0.00%
           Monument Advisor ..................        --        9.94           --   -0.60%           --       N/A
           Inception Jan 18 ..................        --       10.00           --      N/A          N/A       N/A
  Mid Cap Growth Portfolio
    2013   Total .............................       179                    3,617                  0.00%
           Monument Advisor ..................        --       20.23           --    29.93%          --       N/A
    2012   Total .............................       102                    1,593                  0.00%
           Monument Advisor ..................        --       15.57           --    13.57%          --       N/A
    2011   Total .............................       114                    1,565                  0.01%
           Monument Advisor ..................        --       13.71           --   -0.58%           --       N/A
    2010   Total .............................        69                      957                  0.02%
           Monument Advisor ..................        --       13.79           --    31.58%          --       N/A
    2009   Total .............................         2                       21                  0.00%
           Monument Advisor ..................        --       10.48           --     5.43%          --       N/A
           Inception Nov 20 ..................        --        9.94           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS,
  INC.: (continued)
  Science and Technology Portfolio
    2013   Total .............................       302               $    6,852                  0.00%
           Monument Advisor ..................        --   $   22.71           --    56.40%          --       N/A
    2012   Total .............................        41                      590                  0.00%
           Monument Advisor ..................        --       14.52           --    27.82%          --       N/A
    2011   Total .............................        32                      367                  0.00%
           Monument Advisor ..................        --       11.36           --    -5.80%          --       N/A
    2010   Total .............................        25                      301                  0.00%
           Monument Advisor ..................        --       12.06           --    12.82%          --       N/A
    2009   Total .............................         1                       15                  0.00%
           Monument Advisor ..................        --       10.69           --     7.22%          --       N/A
           Inception Nov 20 ..................        --        9.97           --      N/A          N/A       N/A
  Value Portfolio
    2013   Total .............................        89                    1,587                  0.73%
           Monument Advisor ..................        --       17.89           --    35.33%          --       N/A
    2012   Total .............................        41                      546                  1.27%
           Monument Advisor ..................        --       13.22           --    18.88%          --       N/A
    2011   Total .............................        47                      518                  0.84%
           Monument Advisor ..................        --       11.12           --    -7.33%          --       N/A
    2010   Total .............................        50                      603                  0.44%
           Monument Advisor ..................        --       12.00           --    18.69%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.11           --     1.51%          --       N/A
           Inception Nov 20 ..................        --        9.96           --      N/A          N/A       N/A
JANUS ASPEN SERIES -- INSTITUTIONAL:
  Balanced Portfolio
    2013   Total .............................       740                   12,368                  1.60%
           Monument Advisor ..................        --       16.71           --    20.13%          --       N/A
    2012   Total .............................       520                    7,230                  2.85%
           Monument Advisor ..................        --       13.91           --    13.64%          --       N/A
    2011   Total .............................       533                    6,525                  2.43%
           Monument Advisor ..................        --       12.24           --     1.58%          --       N/A
    2010   Total .............................       534                    6,438                  3.47%
           Monument Advisor ..................        --       12.05           --     8.46%          --       N/A
    2009   Total .............................       276                    3,065                  3.13%
           Monument Advisor ..................        --       11.11           --    25.82%          --       N/A
  Enterprise Portfolio
    2013   Total .............................       274                    5,557                  0.48%
           Monument Advisor ..................        --       20.20           --    32.37%          --       N/A
           Monument ..........................        --       25.73           --    30.68%          --      1.30%
    2012   Total .............................       246                    3,779                  0.00%
           Monument Advisor ..................        --       15.26           --    17.29%          --       N/A
           Monument ..........................        --       19.69           --    15.76%          --      1.30%
    2011   Total .............................       190                    2,492                  0.00%
           Monument Advisor ..................        --       13.01           --    -1.44%          --       N/A
           Monument ..........................        --       17.01           --    -2.69%          --      1.30%
    2010   Total .............................       181                    2,419                  0.07%
           Monument Advisor ..................        --       13.20           --    25.83%          --       N/A
           Monument ..........................        --       17.48           --    24.24%          --      1.30%
    2009   Total .............................       206                    2,179                  0.00%
           Monument Advisor ..................        --       10.49           --    44.89%          --       N/A
           Monument ..........................        --       14.07           --    42.99%          --      1.30%
  Forty Portfolio
    2013   Total .............................       150                    2,547                  0.73%
           Monument Advisor ..................        --       16.97           --    31.25%          --       N/A
    2012   Total .............................       150                    1,937                  0.76%
           Monument Advisor ..................        --       12.93           --    24.09%          --       N/A
    2011   Total .............................       129                    1,345                  0.37%
           Monument Advisor ..................        --       10.42           --    -6.63%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL:
  (continued)
  Forty Portfolio (continued)
    2010   Total .............................       168               $    1,870                  0.37%
           Monument Advisor ..................        --   $   11.16           --     6.69%          --       N/A
    2009   Total .............................       141                    1,477                  0.03%
           Monument Advisor ..................        --       10.46           --    46.29%          --       N/A
  Global Research Portfolio
    2013   Total .............................        85                    1,218                  1.11%
           Monument Advisor ..................        --       14.40           --    28.46%          --       N/A
           Monument ..........................        --       14.50           --    26.75%          --      1.30%
    2012   Total .............................        33                      374                  0.71%
           Monument Advisor ..................        --       11.21           --    20.02%          --       N/A
           Monument ..........................        --       11.44           --    18.55%          --      1.30%
    2011   Total .............................        43                      405                  0.57%
           Monument Advisor ..................        --        9.34           --   -13.68%          --       N/A
           Monument ..........................        --        9.65           --   -14.90%          --      1.30%
    2010   Total .............................        30                      332                  0.39%
           Monument Advisor ..................        --       10.82           --    15.85%          --       N/A
           Monument ..........................        --       11.34           --    14.43%          --      1.30%
    2009   Total .............................       105                      985                  1.43%
           Monument Advisor ..................        --        9.34           --    37.56%          --       N/A
           Monument ..........................        --        9.91           --    35.94%          --      1.30%
  Janus Portfolio
    2013   Total .............................        63                    1,047                  0.80%
           Monument Advisor ..................        --       16.63           --    30.33%          --       N/A
           Monument ..........................        --       16.42           --    28.68%          --      1.30%
    2012   Total .............................        54                      693                  0.51%
           Monument Advisor ..................        --       12.76           --    18.59%          --       N/A
           Monument ..........................        --       12.76           --    17.06%          --      1.30%
    2011   Total .............................        87                      941                  0.57%
           Monument Advisor ..................        --       10.76           --    -5.28%          --       N/A
           Monument ..........................        --       10.90           --    -6.52%          --      1.30%
    2010   Total .............................        94                    1,074                  0.96%
           Monument Advisor ..................        --       11.36           --    14.52%          --       N/A
           Monument ..........................        --       11.66           --    12.98%          --      1.30%
    2009   Total .............................       119                    1,186                  0.53%
           Monument Advisor ..................        --        9.92           --    36.26%          --       N/A
           Monument ..........................        --       10.32           --    34.55%          --      1.30%
  Overseas Portfolio
    2013   Total .............................       386                    5,504                  2.88%
           Monument Advisor ..................        --       14.25           --    14.55%          --       N/A
           Monument ..........................        --       35.78           --    13.08%          --      1.30%
    2012   Total .............................       454                    5,641                  0.67%
           Monument Advisor ..................        --       12.44           --    13.50%          --       N/A
           Monument ..........................        --       31.64           --    12.00%          --      1.30%
    2011   Total .............................       525                    5,761                  0.47%
           Monument Advisor ..................        --       10.96           --   -32.18%          --       N/A
           Monument ..........................        --       28.25           --   -33.04%          --      1.30%
    2010   Total .............................       585                    9,452                  0.66%
           Monument Advisor ..................        --       16.16           --    25.37%          --       N/A
           Monument ..........................        --       42.19           --    23.69%          --      1.30%
    2009   Total .............................       626                    8,084                  0.58%
           Monument Advisor ..................        --       12.89           --    79.53%          --       N/A
           Monument ..........................        --       34.11           --    77.19%          --      1.30%
  Perkins Mid Cap Value Portfolio
    2013   Total .............................       492                    7,494                  1.28%
           Monument Advisor ..................        --       15.24           --    26.16%          --       N/A
    2012   Total .............................       501                    6,051                  0.97%
           Monument Advisor ..................        --       12.08           --    11.13%          --       N/A
    2011   Total .............................       509                    5,531                  0.80%
           Monument Advisor ..................        --       10.87           --    -2.69%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL:
  (continued)
  Perkins Mid Cap Value Portfolio (continued)
    2010   Total .............................       439               $    4,907                  0.73%
           Monument Advisor ..................        --   $   11.17           --    15.75%          --       N/A
    2009   Total .............................       369                    3,565                  0.65%
           Monument Advisor ..................        --        9.65           --    33.66%          --       N/A
JANUS ASPEN SERIES -- SERVICE:
  Flexible Bond Portfolio
    2013   Total .............................       182                    1,898                  2.49%
           Monument Advisor ..................        --       10.42           --    -0.29%          --       N/A
    2012   Total .............................        65                      679                  3.78%
           Monument Advisor ..................        --       10.45           --     4.60%          --       N/A
           Inception May 1 ...................                  9.99
  Global Allocation-Moderate Portfolio
    2013   Total .............................         2                       19                  2.24%
           Monument Advisor ..................        --       11.90           --    14.64%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.38           --     3.70%          --       N/A
           Inception May 1 ...................                 10.01
  Global Technology Portfolio
    2013   Total .............................        10                      144                  0.00%
           Monument Advisor ..................        --       13.67           --    35.35%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.10           --     0.80%          --       N/A
           Inception May 1 ...................                 10.02
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
    2013   Total .............................       796                   20,258                  1.69%
           Monument Advisor ..................        --       25.46           --    -1.24%          --       N/A
           Monument ..........................        --       29.01           --    -2.52%          --      1.30%
    2012   Total .............................       547                   14,106                  1.90%
           Monument Advisor ..................        --       25.78           --    22.01%          --       N/A
           Monument ..........................        --       29.76           --    20.49%          --      1.30%
    2011   Total .............................       415                    8,772                  1.93%
           Monument Advisor ..................        --       21.13           --   -17.97%          --       N/A
           Monument ..........................        --       24.70           --   -19.07%          --      1.30%
    2010   Total .............................       398                   10,246                  1.31%
           Monument Advisor ..................        --       25.76           --    22.67%          --       N/A
           Monument ..........................        --       30.52           --    21.11%          --      1.30%
    2009   Total .............................       364                    7,646                  4.04%
           Monument Advisor ..................        --       21.00           --    69.90%          --       N/A
           Monument ..........................        --       25.20           --    67.66%          --      1.30%
  International Equity Portfolio
    2013   Total .............................       301                    5,172                  1.65%
           Monument Advisor ..................        --       17.21           --    20.77%          --       N/A
           Monument ..........................        --       16.72           --    19.26%          --      1.30%
    2012   Total .............................       183                    2,613                  2.64%
           Monument Advisor ..................        --       14.25           --    21.07%          --       N/A
           Monument ..........................        --       14.02           --    19.52%          --      1.30%
    2011   Total .............................        73                      861                  1.88%
           Monument Advisor ..................        --       11.77           --    -7.25%          --       N/A
           Monument ..........................        --       11.73           --    -8.50%          --      1.30%
    2010   Total .............................        96                    1,220                  1.22%
           Monument Advisor ..................        --       12.69           --     6.73%          --       N/A
           Monument ..........................        --       12.82           --     5.34%          --      1.30%
    2009   Total .............................       152                    1,811                  2.61%
           Monument Advisor ..................        --       11.89           --    21.45%          --       N/A
           Monument ..........................        --       12.17           --    19.90%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (continued)
  Multi-Asset Targeted Volatility Portfolio
    2013   Total .............................        90               $    1,113                  1.48%
           Monument Advisor ..................        --   $   12.44           --    19.50%          --       N/A
    2012   Total .............................         1                        9                  0.08%
           Monument Advisor ..................        --       10.41           --     4.00%          --       N/A
           Inception November 16 .............                 10.01
  US Small-Mid Cap Equity Portfolio
    2013   Total .............................        40                      794                  0.00%
           Monument Advisor ..................        --       19.65           --    35.24%          --       N/A
           Monument ..........................        --       25.14           --    33.51%          --      1.30%
    2012   Total .............................        27                      397                  0.00%
           Monument Advisor ..................        --       14.53           --    10.24%          --       N/A
           Monument ..........................        --       18.83           --     8.78%          --      1.30%
    2011   Total .............................        35                      456                  0.00%
           Monument Advisor ..................        --       13.18           --    -9.10%          --       N/A
           Monument ..........................        --       17.31           --   -10.22%          --      1.30%
    2010   Total .............................        59                      857                  0.28%
           Monument Advisor ..................        --       14.50           --    23.72%          --       N/A
           Monument ..........................        --       19.28           --    22.10%          --      1.30%
    2009   Total .............................        71                      831                  0.00%
           Monument Advisor ..................        --       11.72           --    52.80%          --       N/A
           Monument ..........................        --       15.79           --    50.67%          --      1.30%
  US Strategic Equity Portfolio
    2013   Total .............................        18                      306                  1.20%
           Monument Advisor ..................        --       17.16           --    28.06%          --       N/A
           Monument ..........................        --       16.73           --    26.46%          --      1.30%
    2012   Total .............................         9                      127                  1.16%
           Monument Advisor ..................        --       13.40           --    14.04%          --       N/A
           Monument ..........................        --       13.23           --    12.50%          --      1.30%
    2011   Total .............................        10                      115                  0.65%
           Monument Advisor ..................        --       11.75           --     1.91%          --       N/A
           Monument ..........................        --       11.76           --     0.60%          --      1.30%
    2010   Total .............................        10                      115                  0.86%
           Monument Advisor ..................        --       11.53           --    12.82%          --       N/A
           Monument ..........................        --       11.69           --    11.44%          --      1.30%
    2009   Total .............................         5                       48                  1.18%
           Monument Advisor ..................        --       10.22           --    26.96%          --       N/A
           Monument ..........................        --       10.49           --    25.18%          --      1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth Portfolio
    2013   Total .............................       475                    8,253                  0.41%
           Monument Advisor ..................        --       17.39           --    47.75%          --       N/A
    2012   Total .............................        89                    1,050                  0.45%
           Monument Advisor ..................        --       11.77           --    18.77%          --       N/A
    2011   Total .............................        98                      970                  0.15%
           Monument Advisor ..................        --        9.91           --     2.48%          --       N/A
    2010   Total .............................        88                      855                  0.12%
           Monument Advisor ..................        --        9.67           --    24.94%          --       N/A
    2009   Total .............................       108                      835                  0.00%
           Monument Advisor ..................        --        7.74           --    34.61%          --       N/A
  ClearBridge All Cap Value Portfolio
    2013   Total .............................        69                      907                  1.54%
           Monument Advisor ..................        --       13.08           --    32.25%          --       N/A
           Monument ..........................        --       11.99           --    30.47%          --      1.30%
    2012   Total .............................        46                      450                  1.63%
           Monument Advisor ..................        --        9.89           --    15.00%          --       N/A
           Monument ..........................        --        9.19           --    13.46%          --      1.30%
    2011   Total .............................        52                      451                  2.13%
           Monument Advisor ..................        --        8.60           --    -6.22%          --       N/A
           Monument ..........................        --        8.10           --    -7.32%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  (continued)
  ClearBridge All Cap Value Portfolio
    (continued)
    2010   Total .............................        20               $      182                  2.00%
           Monument Advisor ..................        --   $    9.17           --    16.52%          --       N/A
           Monument ..........................        --        8.74           --    15.00%          --      1.30%
    2009   Total .............................        11                       86                  0.86%
           Monument Advisor ..................        --        7.87           --    29.44%          --       N/A
           Monument ..........................        --        7.60           --    27.73%          --      1.30%
  ClearBridge Equity Income Portfolio
    2013   Total .............................       234                    3,295                  1.88%
           Monument Advisor ..................        --       14.06           --    25.87%          --       N/A
           Monument ..........................        --       12.89           --    24.30%          --      1.30%
    2012   Total .............................       144                    1,608                  4.00%
           Monument Advisor ..................        --       11.17           --    14.21%          --       N/A
           Monument ..........................        --       10.37           --    12.72%          --      1.30%
    2011   Total .............................        52                      510                  4.33%
           Monument Advisor ..................        --        9.78           --     7.95%          --       N/A
           Monument ..........................        --        9.20           --     6.48%          --      1.30%
    2010   Total .............................        33                      303                  4.32%
           Monument Advisor ..................        --        9.06           --    12.27%          --       N/A
           Monument ..........................        --        8.64           --    10.77%          --      1.30%
    2009   Total .............................        32                      257                  3.36%
           Monument Advisor ..................        --        8.07           --    22.83%          --       N/A
           Monument ..........................        --        7.80           --    21.31%          --      1.30%
  ClearBridge Large Cap Growth Portfolio
    2013   Total .............................       120                    1,942                  0.99%
           Monument Advisor ..................        --       16.19           --    37.90%          --       N/A
           Monument ..........................        --       14.84           --    36.02%          --      1.30%
    2012   Total .............................        30                      356                  1.01%
           Monument Advisor ..................        --       11.74           --    20.29%          --       N/A
           Monument ..........................        --       10.91           --    18.85%          --      1.30%
    2011   Total .............................        10                      102                  0.37%
           Monument Advisor ..................        --        9.76           --    -0.61%          --       N/A
           Monument ..........................        --        9.18           --    -1.92%          --      1.30%
    2010   Total .............................        22                      216                  0.08%
           Monument Advisor ..................        --        9.82           --     9.84%          --       N/A
           Monument ..........................        --        9.36           --     8.33%          --      1.30%
    2009   Total .............................        42                      374                  0.25%
           Monument Advisor ..................        --        8.94           --    42.36%          --       N/A
           Monument ..........................        --        8.64           --    40.72%          --      1.30%
  ClearBridge Small Cap Growth Portfolio
    2013   Total .............................       319                    4,727                  0.04%
           Monument Advisor ..................        --       14.82           --    46.59%          --       N/A
    2012   Total .............................        25                      248                  0.09%
           Monument Advisor ..................        --       10.11           --     0.80%          --       N/A
           Inception May 1 ...................                 10.03
  Dynamic Multi-Strategy Portfolio
    2013   Total .............................        75                      913                  2.43%
           Monument Advisor ..................        --       12.12           --    18.13%          --       N/A
    2012   Total .............................        --                        2                  1.06%
           Monument Advisor ..................        --       10.26           --     2.29%          --       N/A
           Inception May 1 ...................                 10.03
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond
    Portfolio
    2013   Total .............................       289                    5,381                  3.19%
           Monument Advisor ..................        --       18.59           --     6.29%          --       N/A
    2012   Total .............................       996                   17,418                  6.31%
           Monument Advisor ..................        --       17.49           --    18.34%          --       N/A
    2011   Total .............................        65                      963                  5.04%
           Monument Advisor ..................        --       14.78           --     1.72%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  (continued)
  Western Asset Global High Yield Bond
    Portfolio (continued)
    2010   Total .............................        91               $    1,324                  1.81%
           Monument Advisor ..................        --   $   14.53           --    14.86%          --       N/A
    2009   Total .............................     1,770                   22,385                 17.20%
           Monument Advisor ..................        --       12.65           --    55.60%          --       N/A
  Western Asset Strategic Bond Portfolio
    2013   Total .............................        40                      566                  1.45%
           Monument Advisor ..................        --       14.11           --    -1.19%          --       N/A
           Monument ..........................        --       13.34           --    -2.49%          --      1.30%
    2012   Total .............................       134                    1,911                  3.32%
           Monument Advisor ..................        --       14.28           --     7.77%          --       N/A
           Monument ..........................        --       13.68           --     6.38%          --      1.30%
    2011   Total .............................        86                    1,137                  4.58%
           Monument Advisor ..................        --       13.25           --     6.94%          --       N/A
           Monument ..........................        --       12.86           --     5.50%          --      1.30%
    2010   Total .............................        76                      945                  3.09%
           Monument Advisor ..................        --       12.39           --    11.82%          --       N/A
           Monument ..........................        --       12.19           --    10.42%          --      1.30%
    2009   Total .............................        38                      423                  3.57%
           Monument Advisor ..................        --       11.08           --    21.76%          --       N/A
           Monument ..........................        --       11.04           --    20.26%          --      1.30%
LORD ABBETT SERIES FUND, INC.:
  Bond Debenture Portfolio
    2013   Total .............................       933                   14,708                  6.29%
           Monument Advisor ..................        --       15.76           --     8.17%          --       N/A
    2012   Total .............................       678                    9,880                  5.27%
           Monument Advisor ..................        --       14.57           --    12.51%          --       N/A
    2011   Total .............................       581                    7,526                  7.99%
           Monument Advisor ..................        --       12.95           --     4.44%          --       N/A
    2010   Total .............................       206                    2,555                  6.73%
           Monument Advisor ..................        --       12.40           --    12.32%          --       N/A
    2009   Total .............................        79                      870                 12.79%
           Monument Advisor ..................        --       11.04           --    34.31%          --       N/A
  Calibrated Dividend Growth Portfolio
    2013   Total .............................        54                    1,029                  2.19%
           Monument Advisor ..................        --       19.07           --    27.90%          --       N/A
           Monument ..........................        --       23.10           --    26.30%          --      1.30%
    2012   Total .............................        22                      321                  2.84%
           Monument Advisor ..................        --       14.91           --    12.44%          --       N/A
           Monument ..........................        --       18.29           --    10.98%          --      1.30%
    2011   Total .............................        26                      350                  2.72%
           Monument Advisor ..................        --       13.26           --     0.23%          --       N/A
           Monument ..........................        --       16.48           --    -1.08%          --      1.30%
    2010   Total .............................        28                      366                  3.10%
           Monument Advisor ..................        --       13.23           --    14.74%          --       N/A
           Monument ..........................        --       16.66           --    13.26%          --      1.30%
    2009   Total .............................        22                      255                  3.66%
           Monument Advisor ..................        --       11.53           --    23.45%          --       N/A
           Monument ..........................        --       14.71           --    21.77%          --      1.30%
  Classic Stock Portfolio
    2013   Total .............................        25                      334                  1.11%
           Monument Advisor ..................        --       13.61           --    29.87%          --       N/A
    2012   Total .............................        31                      320                  0.92%
           Monument Advisor ..................        --       10.48           --    15.04%          --       N/A
    2011   Total .............................        34                      306                  0.86%
           Monument Advisor ..................        --        9.11           --    -8.07%          --       N/A
    2010   Total .............................        20                      198                  0.81%
           Monument Advisor ..................        --        9.91           --    14.04%          --       N/A
    2009   Total .............................        10                       83                  0.87%
           Monument Advisor ..................        --        8.69           --    25.58%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
  Growth and Income Portfolio
    2013   Total .............................       176               $    2,936                  0.70%
           Monument Advisor ..................        --   $   16.59           --    35.87%          --       N/A
           Monument ..........................        --       25.89           --    34.15%          --      1.30%
    2012   Total .............................       124                    1,532                  1.03%
           Monument Advisor ..................        --       12.21           --    12.12%          --       N/A
           Monument ..........................        --       19.30           --    10.60%          --      1.30%
    2011   Total .............................       113                    1,238                  0.79%
           Monument Advisor ..................        --       10.89           --    -6.12%          --       N/A
           Monument ..........................        --       17.45           --    -7.28%          --      1.30%
    2010   Total .............................       100                    1,199                  0.55%
           Monument Advisor ..................        --       11.60           --    17.41%          --       N/A
           Monument ..........................        --       18.82           --    15.89%          --      1.30%
    2009   Total .............................       104                    1,063                  0.99%
           Monument Advisor ..................        --        9.88           --    18.89%          --       N/A
           Monument ..........................        --       16.24           --    17.34%          --      1.30%
  International Opportunities Portfolio
    2013   Total .............................       219                    2,386                  2.49%
           Monument Advisor ..................        --       10.91           --    31.76%          --       N/A
    2012   Total .............................        89                      734                  3.09%
           Monument Advisor ..................        --        8.28           --    20.35%          --       N/A
    2011   Total .............................        29                      202                  0.49%
           Monument Advisor ..................        --        6.88           --   -15.69%          --       N/A
    2010   Total .............................        54                      443                  0.65%
           Monument Advisor ..................        --        8.16           --    21.07%          --       N/A
    2009   Total .............................       165                    1,110                  3.13%
           Monument Advisor ..................        --        6.74           --    47.81%          --       N/A
  Merger Fund VL:
    2013   Total .............................       925                   10,281                  0.35%
           Monument Advisor ..................        --       11.11           --     3.83%          --       N/A
    2012   Total .............................       513                    5,493                  0.00%
           Monument Advisor ..................        --       10.70           --     2.49%          --       N/A
    2011   Total .............................       403                    4,201                  0.00%
           Monument Advisor ..................        --       10.44           --     0.87%          --       N/A
    2010   Total .............................       420                    4,345                  0.00%
           Monument Advisor ..................        --       10.35           --     3.71%          --       N/A
           Inception May 1 ...................        --        9.98           --      N/A          N/A       N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
  Bond Index Fund
    2013   Total .............................       116                    1,569                  2.11%
           Monument Advisor ..................        --       13.48           --    -2.39%          --       N/A
    2012   Total .............................       143                    1,969                  2.47%
           Monument Advisor ..................        --       13.81           --     4.07%          --       N/A
    2011   Total .............................       210                    2,782                  3.36%
           Monument Advisor ..................        --       13.27           --     7.54%          --       N/A
    2010   Total .............................       140                    1,723                  3.36%
           Monument Advisor ..................        --       12.34           --     6.29%          --       N/A
    2009   Total .............................       142                    1,644                  4.27%
           Monument Advisor ..................        --       11.61           --     5.83%          --       N/A
  International Index Fund
    2013   Total .............................       423                    4,354                  3.61%
           Monument Advisor ..................        --       10.28           --    21.66%          --       N/A
    2012   Total .............................       310                    2,618                  3.10%
           Monument Advisor ..................        --        8.45           --    19.01%          --       N/A
    2011   Total .............................       268                    1,905                  2.98%
           Monument Advisor ..................        --        7.10           --   -12.45%          --       N/A
    2010   Total .............................       277                    2,251                  2.49%
           Monument Advisor ..................        --        8.11           --     7.99%          --       N/A
    2009   Total .............................       276                    2,070                  3.00%
           Monument Advisor ..................        --        7.51           --    29.04%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
  (continued)
  Mid Cap Index Fund
    2013   Total .............................       273               $    4,544                  1.49%
           Monument Advisor ..................        --   $   16.67           --    33.25%          --       N/A
    2012   Total .............................       144                    1,803                  1.41%
           Monument Advisor ..................        --       12.51           --    17.69%          --       N/A
    2011   Total .............................       119                    1,263                  0.92%
           Monument Advisor ..................        --       10.63           --    -2.39%          --       N/A
    2010   Total .............................       140                    1,524                  1.41%
           Monument Advisor ..................        --       10.89           --    26.33%          --       N/A
    2009   Total .............................       152                    1,308                  1.19%
           Monument Advisor ..................        --        8.62           --    37.04%          --       N/A
  S&P 500 Index Fund
    2013   Total .............................       387                    5,516                  2.12%
           Monument Advisor ..................        --       14.24           --    32.22%          --       N/A
    2012   Total .............................       363                    3,912                  2.30%
           Monument Advisor ..................        --       10.77           --    15.81%          --       N/A
    2011   Total .............................       338                    3,142                  1.89%
           Monument Advisor ..................        --        9.30           --     1.86%          --       N/A
    2010   Total .............................       244                    2,233                  1.81%
           Monument Advisor ..................        --        9.13           --    14.99%          --       N/A
    2009   Total .............................       232                    1,844                  2.23%
           Monument Advisor ..................        --        7.94           --    26.23%          --       N/A
  Small Cap Index Fund
    2013   Total .............................       236                    3,671                  1.71%
           Monument Advisor ..................        --       15.55           --    38.84%          --       N/A
    2012   Total .............................       162                    1,815                  1.81%
           Monument Advisor ..................        --       11.20           --    16.42%          --       N/A
    2011   Total .............................       130                    1,249                  1.03%
           Monument Advisor ..................        --        9.62           --    -4.18%          --       N/A
    2010   Total .............................       120                    1,205                  1.27%
           Monument Advisor ..................        --       10.04           --    26.77%          --       N/A
    2009   Total .............................       108                      857                  1.06%
           Monument Advisor ..................        --        7.92           --    26.92%          --       N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value Portfolio
    2013   Total .............................        73                    1,253                  0.81%
           Monument Advisor ..................        --       17.22           --    31.15%          --       N/A
           Monument ..........................        --       16.50           --    29.41%          --      1.30%
    2012   Total .............................        83                    1,096                  0.39%
           Monument Advisor ..................        --       13.13           --    16.61%          --       N/A
           Monument ..........................        --       12.75           --    15.07%          --      1.30%
    2011   Total .............................       156                    1,753                  0.00%
           Monument Advisor ..................        --       11.26           --   -11.41%          --       N/A
           Monument ..........................        --       11.08           --   -12.48%          --      1.30%
    2010   Total .............................       142                    1,801                  0.58%
           Monument Advisor ..................        --       12.71           --    15.65%          --       N/A
           Monument ..........................        --       12.66           --    14.16%          --      1.30%
    2009   Total .............................       188                    2,066                  2.49%
           Monument Advisor ..................        --       10.99           --    56.11%          --       N/A
           Monument ..........................        --       11.09           --    54.03%          --      1.30%
  Mid-Cap Growth Portfolio
    2013   Total .............................        40                      988                  0.00%
           Monument Advisor ..................        --       24.62           --    32.58%          --       N/A
           Monument ..........................        --       17.87           --    30.92%          --      1.30%
    2012   Total .............................       222                    4,126                  0.00%
           Monument Advisor ..................        --       18.57           --    12.41%          --       N/A
           Monument ..........................        --       13.65           --    10.98%          --      1.30%
    2011   Total .............................       163                    2,694                  0.00%
           Monument Advisor ..................        --       16.52           --     0.49%          --       N/A
           Monument ..........................        --       12.30           --    -0.81%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  (continued)
  Mid-Cap Growth Portfolio (continued)
    2010   Total .............................        53               $      872                  0.00%
           Monument Advisor ..................        --   $   16.44           --    29.14%          --       N/A
           Monument ..........................        --       12.40           --    27.44%          --      1.30%
    2009   Total .............................        40                      504                  0.00%
           Monument Advisor ..................        --       12.73           --    31.51%          --       N/A
           Monument ..........................        --        9.73           --    29.91%          --      1.30%
  Mid Cap Intrinsic Value Portfolio
    2013   Total .............................        77                    1,534                  1.15%
           Monument Advisor ..................        --       19.90           --    37.05%          --       N/A
           Monument ..........................        --       26.73           --    35.27%          --      1.30%
    2012   Total .............................        24                      355                  0.69%
           Monument Advisor ..................        --       14.52           --    15.51%          --       N/A
           Monument ..........................        --       19.76           --    14.02%          --      1.30%
    2011   Total .............................        21                      265                  0.29%
           Monument Advisor ..................        --       12.57           --    -6.47%          --       N/A
           Monument ..........................        --       17.33           --    -7.67%          --      1.30%
    2010   Total .............................        42                      563                  0.69%
           Monument Advisor ..................        --       13.44           --    26.20%          --       N/A
           Monument ..........................        --       18.77           --    24.55%          --      1.30%
    2009   Total .............................        55                      583                  1.66%
           Monument Advisor ..................        --       10.65           --    46.49%          --       N/A
           Monument ..........................        --       15.07           --    44.63%          --      1.30%
  Short Duration Bond Portfolio
    2013   Total .............................       256                    3,085                  3.13%
           Monument Advisor ..................        --       12.05           --     0.67%          --       N/A
           Monument ..........................        --       12.94           --    -0.69%          --      1.30%
    2012   Total .............................        78                      937                  3.54%
           Monument Advisor ..................        --       11.97           --     4.54%          --       N/A
           Monument ..........................        --       13.03           --     3.25%          --      1.30%
    2011   Total .............................       106                    1,212                  5.01%
           Monument Advisor ..................        --       11.45           --     0.35%          --       N/A
           Monument ..........................        --       12.62           --    -1.02%          --      1.30%
    2010   Total .............................        40                      456                  1.21%
           Monument Advisor ..................        --       11.41           --     5.26%          --       N/A
           Monument ..........................        --       12.75           --     3.91%          --      1.30%
    2009   Total .............................        56                      607                  1.96%
           Monument Advisor ..................        --       10.84           --    13.27%          --       N/A
           Monument ..........................        --       12.27           --    11.85%          --      1.30%
  Small-Cap Growth Portfolio
    2013   Total .............................       104                    1,722                  0.00%
           Monument Advisor ..................        --       16.58           --    45.82%          --       N/A
           Monument ..........................        --       18.72           --    43.89%          --      1.30%
    2012   Total .............................        67                      763                  0.00%
           Monument Advisor ..................        --       11.37           --     8.80%          --       N/A
           Monument ..........................        --       13.01           --     7.43%          --      1.30%
    2011   Total .............................        52                      544                  0.00%
           Monument Advisor ..................        --       10.45           --    -1.04%          --       N/A
           Monument ..........................        --       12.11           --    -2.34%          --      1.30%
    2010   Total .............................        66                      693                  0.00%
           Monument Advisor ..................        --       10.56           --    19.59%          --       N/A
           Monument ..........................        --       12.40           --    18.10%          --      1.30%
    2009   Total .............................        37                      330                  0.00%
           Monument Advisor ..................        --        8.83           --    22.81%          --       N/A
           Monument ..........................        --       10.50           --    21.11%          --      1.30%
  Socially Responsive Portfolio
    2013   Total .............................       115                    2,286                  0.71%
           Monument Advisor ..................        --       19.89           --    37.65%          --       N/A
           Monument ..........................        --       19.02           --    35.76%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  (continued)
  Socially Responsive Portfolio (continued)
    2012   Total .............................        94               $    1,352                  0.25%
           Monument Advisor ..................        --   $   14.45           --    10.98%          --       N/A
           Monument ..........................        --       14.01           --     9.54%          --      1.30%
    2011   Total .............................        67                      873                  0.35%
           Monument Advisor ..................        --       13.02           --    -3.13%          --       N/A
           Monument ..........................        --       12.79           --    -4.27%          --      1.30%
    2010   Total .............................        58                      775                  0.04%
           Monument Advisor ..................        --       13.44           --    22.85%          --       N/A
           Monument ..........................        --       13.36           --    21.23%          --      1.30%
    2009   Total .............................        19                      211                  1.26%
           Monument Advisor ..................        --       10.94           --    31.49%          --       N/A
           Monument ..........................        --       11.02           --    29.65%          --      1.30%
NORTHERN LIGHTS VARIABLE TRUST:
  7Twelve Balanced
    2013   Total .............................        52                      542                  0.28%
           Monument Advisor ..................        --       10.33           --     4.24%          --       N/A
           Inception May 1 ...................        --        9.91           --      N/A          N/A       N/A
  Adaptive Allocation Portfolio
    2013   Total .............................        19                      190                  0.09%
           Monument Advisor ..................        --       10.26           --     5.66%          --       N/A
    2012   Total .............................        31                      301                  0.48%
           Monument Advisor ..................        --        9.71           --    -6.99%          --       N/A
    2011   Total .............................        57                      592                  0.00%
           Monument Advisor ..................        --       10.44           --    -3.60%          --       N/A
    2010   Total .............................         6                       65                  0.00%
           Monument Advisor ..................        --       10.83           --     7.76%          --       N/A
           Inception Nov 19 ..................        --       10.05           --      N/A          N/A       N/A
  BCM Decathlon Aggressive Portfolio
    Class 2
    2013   Total .............................       151                    1,708                  1.16%
           Monument Advisor ..................        --       11.30           --     8.03%          --       N/A
    2012   Total .............................       321                    3,356                  0.00%
           Monument Advisor ..................        --       10.46           --     4.60%          --       N/A
           Inception May 1 ...................                 10.00
  BCM Decathlon Conservative Portfolio
    Class 2
    2013   Total .............................       489                    5,010                  0.10%
           Monument Advisor ..................        --       10.25           --     0.89%          --       N/A
    2012   Total .............................       464                    4,715                  0.00%
           Monument Advisor ..................        --       10.16           --     1.60%          --       N/A
           Inception May 1 ...................                 10.00
  BCM Decathlon Moderate Portfolio Class 2
    2013   Total .............................       529                    5,777                  0.22%
           Monument Advisor ..................        --       10.92           --     5.71%          --       N/A
    2012   Total .............................       597                    6,168                  0.00%
           Monument Advisor ..................        --       10.33           --     3.30%          --       N/A
           Inception May 1 ...................                 10.00
  Changing Parameters Portfolio
    2013   Total .............................     1,542                   15,349                  3.27%
           Monument Advisor ..................        --        9.96           --     2.36%          --       N/A
    2012   Total .............................     1,505                   14,639                  1.86%
           Monument Advisor ..................        --        9.73           --     9.08%          --       N/A
    2011   Total .............................     1,545                   13,776                  1.06%
           Monument Advisor ..................        --        8.92           --    -0.67%          --       N/A
    2010   Total .............................     1,551                   13,930                  0.38%
           Monument Advisor ..................        --        8.98           --    -2.81%          --       N/A
    2009   Total .............................       880                    8,132                  0.00%
           Monument Advisor ..................        --        9.24           --    -6.19%          --       N/A
  Innealta Country Rotation Portfolio
    Class 2
    2013   Total .............................        25                      242                  0.07%
           Monument Advisor ..................        --        9.83           --    -2.29%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  Innealta Country Rotation Portfolio
    Class 2 (continued)
    2012   Total .............................        --               $        5                  2.57%
           Monument Advisor ..................        --   $   10.35           --     3.09%          --       N/A
           Inception November 16 .............     10.04
  Innealta Sector Rotation Portfolio Class 2
    2013   Total .............................        15                      141                  0.08%
           Monument Advisor ..................        --        9.60           --    -4.57%          --       N/A
    2012   Total .............................         6                       63                  0.00%
           Monument Advisor ..................        --       10.06           --     0.60%          --       N/A
           Inception November 16 .............                 10.00
  JNF Balanced Portfolio
    2013   Total .............................        45                      652                  0.88%
           Monument Advisor ..................        --       14.52           --    19.80%          --       N/A
           Monument ..........................        --       13.31           --    18.21%          --      1.30%
    2012   Total .............................        38                      451                  1.35%
           Monument Advisor ..................        --       12.12           --    10.58%          --       N/A
           Monument ..........................        --       11.26           --     9.21%          --      1.30%
    2011   Total .............................        15                      238                  0.88%
           Monument Advisor ..................        --       10.96           --     6.00%          --       N/A
           Monument ..........................        --       10.31           --     4.67%          --      1.30%
    2010   Total .............................        13                      219                  1.52%
           Monument Advisor ..................        --       10.34           --    11.78%          --       N/A
           Monument ..........................        --        9.85           --    10.30%          --      1.30%
    2009   Total .............................        45                      488                  2.06%
           Monument Advisor ..................        --        9.25           --    21.87%          --       N/A
           Monument ..........................        --        8.93           --    20.19%          --      1.30%
  JNF Equity Portfolio
    2013   Total .............................       134                    1,878                  0.82%
           Monument Advisor ..................        --       14.19           --    36.18%          --       N/A
           Monument ..........................        --       13.01           --    34.40%          --      1.30%
    2012   Total .............................        89                      911                  0.62%
           Monument Advisor ..................        --       10.42           --    16.82%          --       N/A
           Monument ..........................        --        9.68           --    15.24%          --      1.30%
    2011   Total .............................        39                      340                  0.52%
           Monument Advisor ..................        --        8.92           --     1.02%          --       N/A
           Monument ..........................        --        8.40           --    -0.24%          --      1.30%
    2010   Total .............................        82                      708                  0.86%
           Monument Advisor ..................        --        8.83           --    25.96%          --       N/A
           Monument ..........................        --        8.42           --    24.37%          --      1.30%
    2009   Total .............................        70                      482                  0.93%
           Monument Advisor ..................        --        7.01           --    35.07%          --       N/A
           Monument ..........................        --        6.77           --    33.27%          --      1.30%
Mariner Hyman Beck Portfolio Class 2
    2013   Total .............................        48                      507                  0.00%
           Monument Advisor ..................        --       10.47           --     3.97%          --       N/A
    2012   Total .............................        --                        4                  0.00%
           Monument Advisor ..................        --       10.07           --     0.80%          --       N/A
           Inception November 16 .............                  9.99
  Power Income Portfolio Class 2
    2013   Total .............................       312                    3,346                  1.32%
           Monument Advisor ..................        --       10.74           --     4.58%          --       N/A
    2012   Total .............................       342                    3,511                  0.00%
           Monument Advisor ..................        --       10.27           --     2.70%          --       N/A
           Inception May 1 ...................                 10.00
  Probabilities Fund
    2013   Total .............................     3,600                   37,586                  0.00%
           Monument Advisor ..................        --       10.44           --     4.40%          --       N/A
           Inception May 1 ...................        --       10.00           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                               (000s)      VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  TOPS Aggressive Growth ETF -- Class 1
    2013   Total .............................         6               $       74                  0.95%
           Monument Advisor ..................        --   $   12.28           --    23.67%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.93           --    15.87%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        8.57           --   -14.04%          --       N/A
           Inception May 2 ...................        --        9.97           --      N/A          N/A       N/A
  TOPS Balanced ETF -- Class 1
    2013   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       11.62           --     8.90%          --       N/A
    2012   Total .............................       169                    1,807                  0.10%
           Monument Advisor ..................        --       10.67           --    12.55%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.48           --    -5.11%          --       N/A
           Inception May 2 ...................        --        9.99           --      N/A          N/A       N/A
  TOPS Balanced ETF -- Class 2
    2013   Total .............................         4                       47                  2.96%
           Monument Advisor ..................        --       11.56           --     9.06%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.60           --    11.93%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.47           --    -5.11%          --       N/A
           Inception May 2 ...................        --        9.98           --      N/A          N/A       N/A
  TOPS Capital Preservation ETF -- Class 1
    2013   Total .............................         6                       66                  2.13%
           Monument Advisor ..................        --       11.38           --     4.79%          --       N/A
    2012   Total .............................         4                       48                  0.63%
           Monument Advisor ..................        --       10.86           --    10.37%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.84           --    -1.60%          --       N/A
           Inception May 2 ...................        --       10.00           --      N/A          N/A       N/A
  TOPS Capital Preservation ETF -- Class 2
    2013   Total .............................        38                      433                  0.75%
           Monument Advisor ..................        --       11.32           --     4.52%          --       N/A
    2012   Total .............................        55                      599                  0.44%
           Monument Advisor ..................        --       10.83           --    10.17%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.83           --    -1.70%          --       N/A
           Inception May 2 ...................        --       10.00           --      N/A          N/A       N/A
  TOPS Growth ETF -- Class 1
    2013   Total .............................        62                      824                  0.99%
           Monument Advisor ..................        --       13.20           --    19.13%          --       N/A
    2012   Total .............................        34                      371                  0.16%
           Monument Advisor ..................        --       11.08           --    16.26%          --       N/A
    2011   Total .............................        11                      106                  0.00%
           Monument Advisor ..................        --        9.53           --    -4.41%          --       N/A
           Inception May 2 ...................        --        9.97           --      N/A          N/A       N/A
  TOPS Growth ETF -- Class 2 .................
    2013   Total .............................         6                       79                  1.00%
           Monument Advisor ..................        --       13.05           --    18.85%          --       N/A
    2012   Total .............................         6                       61                  0.19%
           Monument Advisor ..................        --       10.98           --    15.95%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.47           --    -5.02%          --       N/A
           Inception May 2 ...................        --        9.97           --      N/A          N/A       N/A
  TOPS Managed Risk Balanced ETF -- Class 1
    2013   Total .............................       559                    6,631                  0.87%
           Monument Advisor ..................        --       11.85           --     8.02%          --       N/A
    2012   Total .............................       485                    5,316                  0.11%
           Monument Advisor ..................        --       10.97           --     8.72%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------   TOTAL      INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  TOPS Managed Risk Balanced
    ETF -- Class 1 (continued)
    2011   Total .............................        68               $      686                  0.00%
           Monument Advisor ..................        --   $   10.09           --     0.90%          --       N/A
           Inception November 18 .............        --       10.00           --      N/A          N/A       N/A
  TOPS Managed Risk Balanced ETF -- Class 2
    2013   Total .............................        25                      291                  1.03%
           Monument Advisor ..................        --       11.79           --     7.87%          --       N/A
    2012   Total .............................        10                      113                  0.08%
           Monument Advisor ..................        --       10.93           --     8.43%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.08           --     0.80%          --       N/A
           Inception November 18 .............        --       10.00           --      N/A          N/A       N/A
  TOPS Managed Risk Growth ETF -- Class 1
    2013   Total .............................     3,053                   35,998                  1.10%
           Monument Advisor ..................        --       11.79           --    16.27%          --       N/A
    2012   Total .............................     2,379                   24,112                  0.08%
           Monument Advisor ..................        --       10.14           --     8.45%          --       N/A
    2011   Total .............................       989                    9,240                  0.00%
           Monument Advisor ..................        --        9.35           --    -6.41%          --       N/A
           Inception May 2 ...................        --        9.99           --      N/A          N/A       N/A
  TOPS Managed Risk Growth ETF -- Class 2
    2013   Total .............................         1                       16                  0.77%
           Monument Advisor ..................        --       11.72           --    15.92%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.11           --     8.24%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.34           --    -6.51%          --       N/A
           Inception May 2 ...................        --        9.99           --      N/A          N/A       N/A
  TOPS Managed Risk Moderate Growth
    ETF -- Class 1
    2013   Total .............................       518                    6,387                  0.80%
           Monument Advisor ..................        --       12.33           --    12.71%          --       N/A
    2012   Total .............................       554                    6,066                  0.15%
           Monument Advisor ..................        --       10.94           --     8.86%          --       N/A
    2011   Total .............................         2                       20                  0.00%
           Monument Advisor ..................        --       10.05           --     0.50%          --       N/A
           Inception November 18 .............        --       10.00           --      N/A          N/A       N/A
  TOPS Managed Risk Moderate Growth
    ETF -- Class 2
    2013   Total .............................        85                    1,045                  0.66%
           Monument Advisor ..................        --       12.27           --    12.36%          --       N/A
    2012   Total .............................        72                      785                  0.11%
           Monument Advisor ..................        --       10.92           --     8.66%          --       N/A
    2011   Total .............................        72                      723                  0.00%
           Monument Advisor ..................        --       10.05           --     0.50%          --       N/A
           Inception November 18 .............        --       10.00           --      N/A          N/A       N/A
  TOPS Moderate Growth ETF -- Class 1
    2013   Total .............................       169                    2,001                  2.11%
           Monument Advisor ..................        --       11.83           --    13.21%          --       N/A
    2012   Total .............................        90                      937                  0.30%
           Monument Advisor ..................        --       10.45           --    15.21%          --       N/A
    2011   Total .............................        51                      462                  0.00%
           Monument Advisor ..................        --        9.07           --    -9.12%          --       N/A
           Inception May 2 ...................        --        9.98           --      N/A          N/A       N/A
  TOPS Moderate Growth ETF -- Class 2
    2013   Total .............................         3                       33                  1.67%
           Monument Advisor ..................        --       11.76           --    12.97%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.41           --    14.90%          --       N/A
    2011   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --        9.06           --    -9.22%          --       N/A
           Inception May 2 ...................        --        9.98           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                           AS OF DECEMBER 31 (UNLESS NOTED)
                                                           --------------------------------
                    FUND DESCRIPTION                        UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------    -------    UNIT      -----------   TOTAL      INCOME    EXPENSE
        YEAR   PRODUCT                                      (000s)    VALUE       (000s)      RETURN      RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Capital Income Fund
        2013   Total ..................................       10                $       123                0.31%
               Monument Advisor .......................       --     $ 12.75             --   12.83%         --        N/A
        2012   Total ..................................        9                        107                0.00%
               Monument Advisor .......................       --       11.30             --   12.10%         --        N/A
        2011   Total ..................................       --                         --                0.00%
               Monument Advisor .......................       --       10.08             --    0.90%         --        N/A
               Inception November 18 ..................       --        9.99             --     N/A         N/A        N/A
  Core Bond Fund
        2013   Total ..................................       31                        341                3.60%
               Monument Advisor .......................       --       11.09             --   -0.36%         --        N/A
        2012   Total ..................................      235                      2,614                5.96%
               Monument Advisor .......................       --       11.13             --   10.20%         --        N/A
        2011   Total ..................................        1                          8                0.00%
               Monument Advisor .......................       --       10.10             --    1.10%         --        N/A
               Inception November 18 ..................       --        9.99             --     N/A         N/A        N/A
  Equity Income Fund
        2013   Total ..................................       --                          2                0.57%
               Monument Advisor .......................       --       14.97             --   28.72%         --        N/A
        2012   Total ..................................       --                          1                1.27%
               Monument Advisor .......................       --       11.63             --   13.02%         --        N/A
        2011   Total ..................................       --                         --                0.00%
               Monument Advisor .......................       --       10.29             --    2.80%         --        N/A
               Inception November 18 ..................       --       10.01             --     N/A         N/A        N/A
  Global Fund
        2013   Total ..................................      270                      4,165                0.68%
               Monument Advisor .......................       --       15.45             --   26.95%         --        N/A
        2012   Total ..................................       71                        867                2.33%
               Monument Advisor .......................       --       12.17             --   20.97%         --        N/A
        2011   Total ..................................        1                         10                0.00%
               Monument Advisor .......................       --       10.06             --    0.70%         --        N/A
               Inception November 18 ..................       --        9.99             --     N/A         N/A        N/A
  Global Strategic Income Fund
        2013   Total ..................................       43                        487                0.40%
               Monument Advisor .......................       --       11.31             --   -0.44%         --        N/A
        2012   Total ..................................      973                     11,053                3.69%
               Monument Advisor .......................       --       11.36             --   13.15%         --        N/A
        2011   Total ..................................        1                          9                0.00%
               Monument Advisor .......................       --       10.04             --    0.40%         --        N/A
               Inception November 18 ..................       --       10.00             --     N/A         N/A        N/A
  International Growth Fund
        2013   Total ..................................      406                      6,275                1.07%
               Monument Advisor .......................       --       15.47             --   25.67%         --        N/A
        2012   Total ..................................       65                        802                1.26%
               Monument Advisor .......................       --       12.31             --   21.76%         --        N/A
        2011   Total ..................................       --                         --                0.00%
               Monument Advisor .......................       --       10.11             --    1.10%         --        N/A
               Inception November 18 ..................       --       10.00             --     N/A         N/A        N/A
  Main Street(R) Fund
        2013   Total ..................................      123                      1,977                0.63%
               Monument Advisor .......................       --       16.04             --   31.48%         --        N/A
        2012   Total ..................................       51                        626                0.26%
               Monument Advisor .......................       --       12.20             --   16.63%         --        N/A
        2011   Total ..................................       --                         --                0.00%
               Monument Advisor .......................       --       10.46             --    4.39%         --        N/A
               Inception November 18 ..................       --       10.02             --     N/A         N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
        2013   Total ..................................    2,095                     32,341                5.27%
               Monument Advisor .......................       --       15.44             --    0.26%         --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                           AS OF DECEMBER 31 (UNLESS NOTED)
                                                           --------------------------------
                   FUND DESCRIPTION                         UNITS                NET ASSETS            INVESTMENT
-------------------------------------------------------    -------    UNIT      -----------  TOTAL      INCOME     EXPENSE
        YEAR   PRODUCT                                      (000s)    VALUE        (000s)    RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  All Asset Portfolio (continued)
        2012   Total ..................................    1,619                $    24,921                5.90%
               Monument Advisor .......................       --     $ 15.40             --   15.01%         --        N/A
        2011   Total ..................................      897                     12,017                7.16%
               Monument Advisor .......................       --       13.39             --    1.90%         --        N/A
        2010   Total ..................................      756                      9,925                7.79%
               Monument Advisor .......................       --       13.14             --   13.08%         --        N/A
        2009   Total ..................................      484                      5,621                8.22%
               Monument Advisor .......................       --       11.62             --   21.68%         --        N/A
  CommodityRealReturn Strategy Portfolio
        2013   Total ..................................    1,210                     11,796                1.63%
               Monument Advisor .......................       --        9.75             --  -14.70%         --        N/A
        2012   Total ..................................      844                      9,645                2.94%
               Monument Advisor .......................       --       11.43             --    5.44%         --        N/A
        2011   Total ..................................      625                      6,779               14.28%
               Monument Advisor .......................       --       10.84             --   -7.59%         --        N/A
        2010   Total ..................................      678                      7,951               15.65%
               Monument Advisor .......................       --       11.73             --   24.52%         --        N/A
        2009   Total ..................................      315                      2,968                6.38%
               Monument Advisor .......................       --        9.42             --   41.65%         --        N/A
  Emerging Markets Bond Portfolio
        2013   Total ..................................      846                     14,133                4.99%
               Monument Advisor .......................       --       16.71             --   -6.96%         --        N/A
        2012   Total ..................................    1,407                     25,271                4.89%
               Monument Advisor .......................       --       17.96             --   17.85%         --        N/A
        2011   Total ..................................      690                     10,515                5.30%
               Monument Advisor .......................       --       15.24             --    6.35%         --        N/A
        2010   Total ..................................      420                      6,027                4.86%
               Monument Advisor .......................       --       14.33             --   12.13%         --        N/A
        2009   Total ..................................      307                      3,921                5.84%
               Monument Advisor .......................       --       12.78             --   30.54%         --        N/A
  Foreign Bond Unhedged Portfolio
        2013   Total ..................................      288                      3,828                1.81%
               Monument Advisor .......................       --       13.31             --   -6.53%         --        N/A
        2012   Total ..................................      274                      3,898                2.18%
               Monument Advisor .......................       --       14.24             --    5.56%         --        N/A
        2011   Total ..................................      184                      2,481                2.07%
               Monument Advisor .......................       --       13.49             --    8.53%         --        N/A
        2010   Total ..................................      106                      1,319                1.36%
               Monument Advisor .......................       --       12.43             --    9.42%         --        N/A
        2009   Total ..................................       81                        921                1.28%
               Monument Advisor .......................       --       11.36             --    4.12%         --        N/A
  Foreign Bond US Dollar-Hedged Portfolio
        2013   Total ..................................      588                      9,170                1.88%
               Monument Advisor .......................       --       15.58             --    0.45%         --        N/A
        2012   Total ..................................      758                     11,750                4.66%
               Monument Advisor .......................       --       15.51             --   10.86%         --        N/A
        2011   Total ..................................      699                      9,776                1.99%
               Monument Advisor .......................       --       13.99             --    6.79%         --        N/A
        2010   Total ..................................      238                      3,118                1.79%
               Monument Advisor .......................       --       13.10             --    8.44%         --        N/A
        2009   Total ..................................      145                      1,745                3.24%
               Monument Advisor .......................       --       12.08             --   15.60%         --        N/A
  Global Advantage Strategy Bond Portfolio
        2013   Total ..................................      166                      1,707                1.48%
               Monument Advisor .......................       --       10.26             --   -3.12%         --        N/A
        2012   Total ..................................       19                        201                1.26%
               Monument Advisor .......................       --       10.59             --    6.22%         --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                           AS OF DECEMBER 31 (UNLESS NOTED)
                                                           --------------------------------
                   FUND DESCRIPTION                         UNITS                NET ASSETS            INVESTMENT
-------------------------------------------------------    -------    UNIT      -----------  TOTAL       INCOME    EXPENSE
        YEAR   PRODUCT                                      (000s)    VALUE       (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Global Advantage Strategy Bond Portfolio (continued)
        2011   Total ..................................        1                $        13                0.12%
               Monument Advisor .......................       --     $  9.97             --   -0.30%         --        N/A
               Inception November 18 ..................       --       10.00             --     N/A         N/A        N/A
  Global Bond Unhedged Portfolio
        2013   Total ..................................      206                      3,157                1.07%
               Monument Advisor .......................       --       15.32             --   -8.48%         --        N/A
        2012   Total ..................................      259                      4,337                1.63%
               Monument Advisor .......................       --       16.74             --    6.90%         --        N/A
        2011   Total ..................................      254                      3,974                2.50%
               Monument Advisor .......................       --       15.66             --    7.55%         --        N/A
        2010   Total ..................................      151                      2,205                2.83%
               Monument Advisor .......................       --       14.56             --   11.66%         --        N/A
        2009   Total ..................................      146                      1,907                3.14%
               Monument Advisor .......................       --       13.04             --   16.85%         --        N/A
  Global Diversified Allocation Portfolio
        2013   Total ..................................       14                        158                2.86%
               Monument Advisor .......................       --       11.53             --   11.40%         --        N/A
        2012   Total ..................................        6                         63                0.00%
               Monument Advisor .......................       --       10.06             --    0.60%         --        N/A
               Inception November 16 ..................                10.00
  Global Multi-Asset Portfolio
        2013   Total ..................................      397                      4,000                3.60%
               Monument Advisor .......................       --       10.06             --   -7.88%         --        N/A
        2012   Total ..................................      233                      2,549                3.76%
               Monument Advisor .......................       --       10.92             --    8.87%         --        N/A
        2011   Total ..................................      131                      1,313                1.63%
               Monument Advisor .......................       --       10.03             --   -1.76%         --        N/A
        2010   Total ..................................       15                        158                5.28%
               Monument Advisor .......................       --       10.21             --    2.10%         --        N/A
               Inception Nov 18 .......................       --       10.00             --     N/A         N/A        N/A
  High Yield Portfolio
        2013   Total ..................................    3,612                     60,946                5.40%
               Monument Advisor .......................       --       16.87             --    5.70%         --        N/A
        2012   Total ..................................    4,501                     71,831                5.72%
               Monument Advisor .......................       --       15.96             --   14.33%         --        N/A
        2011   Total ..................................    3,227                     45,057                6.83%
               Monument Advisor .......................       --       13.96             --    3.33%         --        N/A
        2010   Total ..................................    2,462                     33,256                7.11%
               Monument Advisor .......................       --       13.51             --   14.49%         --        N/A
        2009   Total ..................................    3,319                     39,169                8.57%
               Monument Advisor .......................       --       11.80             --   40.31%         --        N/A
  Long-Term US Government Portfolio
        2013   Total ..................................       69                      1,095                2.39%
               Monument Advisor .......................       --       15.87             --  -12.95%         --        N/A
        2012   Total ..................................      103                      1,884                2.16%
               Monument Advisor .......................       --       18.23             --    4.41%         --        N/A
        2011   Total ..................................      215                      3,755                2.55%
               Monument Advisor .......................       --       17.46             --   27.82%         --        N/A
        2010   Total ..................................       84                      1,151                3.62%
               Monument Advisor .......................       --       13.66             --   11.60%         --        N/A
        2009   Total ..................................      116                      1,423                3.76%
               Monument Advisor .......................       --       12.24             --   -4.38%         --        N/A
  Low Duration Portfolio
        2013   Total ..................................    2,001                     27,426                1.45%
               Monument Advisor .......................       --       13.71             --   -0.07%         --        N/A
        2012   Total ..................................    1,776                     24,371                1.90%
               Monument Advisor .......................       --       13.72             --    5.78%         --        N/A
        2011   Total ..................................    1,603                     20,782                1.67%
               Monument Advisor .......................       --       12.97             --    1.17%         --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                           AS OF DECEMBER 31 (UNLESS NOTED)
                                                          ---------------------------------
                    FUND DESCRIPTION                        UNITS                NET ASSETS            INVESTMENT
-------------------------------------------------------    -------    UNIT      -----------  TOTAL       INCOME    EXPENSE
        YEAR   PRODUCT                                      (000s)    VALUE        (000s)    RETURN      RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Low Duration Portfolio (continued)
        2010   Total ..................................      867                $    11,113                1.64%
               Monument Advisor .......................       --     $ 12.82             --    5.25%         --        N/A
        2009   Total ..................................      630                      7,676                3.42%
               Monument Advisor .......................       --       12.18             --   13.30%         --        N/A
  Real Return Portfolio
        2013   Total ..................................    1,168                     17,207                1.51%
               Monument Advisor .......................       --       14.73             --   -9.19%         --        N/A
               Monument ...............................       --       15.01             --  -10.39%         --       1.30%
        2012   Total ..................................    1,842                     29,874                1.01%
               Monument Advisor .......................       --       16.22             --    8.71%         --        N/A
               Monument ...............................       --       16.75             --    7.30%         --       1.30%
        2011   Total ..................................    1,498                     22,341                2.02%
               Monument Advisor .......................       --       14.92             --   11.68%         --        N/A
               Monument ...............................       --       15.61             --   10.24%         --       1.30%
        2010   Total ..................................    1,038                     13,860                1.45%
               Monument Advisor .......................       --       13.36             --    8.09%         --        N/A
               Monument ...............................       --       14.16             --    6.71%         --       1.30%
        2009   Total ..................................      853                     10,560                2.88%
               Monument Advisor .......................       --       12.36             --   18.39%         --        N/A
               Monument ...............................       --       13.27             --   16.81%         --       1.30%
  Short-Term Portfolio
        2013   Total ..................................    1,380                     17,445                0.73%
               Monument Advisor .......................       --       12.64             --    0.56%         --        N/A
               Monument ...............................       --       11.35             --   -0.70%         --       1.30%
        2012   Total ..................................      718                      9,020                0.89%
               Monument Advisor .......................       --       12.57             --    2.78%         --        N/A
               Monument ...............................       --       11.43             --    1.42%         --       1.30%
        2011   Total ..................................      742                      9,070                0.94%
               Monument Advisor .......................       --       12.23             --    0.49%         --        N/A
               Monument ...............................       --       11.27             --   -0.79%         --       1.30%
        2010   Total ..................................      522                      6,347                0.84%
               Monument Advisor .......................       --       12.17             --    2.10%         --        N/A
               Monument ...............................       --       11.36             --    0.80%         --       1.30%
        2009   Total ..................................      500                      5,961                1.96%
               Monument Advisor .......................       --       11.92             --    7.87%         --        N/A
               Monument ...............................       --       11.27             --    6.42%         --       1.30%
  Total Return Portfolio
        2013   Total ..................................    5,987                     98,563                2.20%
               Monument Advisor .......................       --       16.45             --   -1.97%         --        N/A
               Monument ...............................       --       15.50             --   -3.25%         --       1.30%
        2012   Total ..................................    5,409                     90,758                2.56%
               Monument Advisor .......................       --       16.78             --    9.60%         --        N/A
               Monument ...............................       --       16.02             --    8.17%         --       1.30%
        2011   Total ..................................    3,776                     57,806                2.63%
               Monument Advisor .......................       --       15.31             --    3.59%         --        N/A
               Monument ...............................       --       14.81             --    2.28%         --       1.30%
        2010   Total ..................................    3,319                     49,037                2.41%
               Monument Advisor .......................       --       14.78             --    8.12%         --        N/A
               Monument ...............................       --       14.48             --    6.71%         --       1.30%
        2009   Total ..................................    2,553                     34,892                5.19%
               Monument Advisor .......................       --       13.67             --   14.01%         --        N/A
               Monument ...............................       --       13.57             --   12.52%         --       1.30%
  Unconstrained Bond Portfolio
        2013   Total ..................................    1,332                     14,067                0.57%
               Monument Advisor .......................       --       10.56             --   -1.12%         --        N/A
        2012   Total ..................................      490                      5,234                0.94%
               Monument Advisor .......................       --       10.68             --    6.91%         --        N/A
               Inception February 3 ...................                 9.99

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=============================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                   ---------------------------------
                 FUND DESCRIPTION                    UNITS                NET ASSETS                   INVESTMENT
-----------------------------------------------    --------    UNIT       ----------       TOTAL         INCOME       EXPENSE
    YEAR PRODUCT                                    (000s)     VALUE        (000s)         RETURN        RATIO         RATIO
-----------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
 Bond Portfolio
    2013 Total ................................       319                 $    4,733                        3.95%
         Monument Advisor .....................        --     $ 14.81             --         0.82%            --          N/A
    2012 Total ................................       312                      4,580                        4.37%
         Monument Advisor .....................        --       14.69             --         8.41%            --          N/A
    2011 Total ................................       316                      4,279                        4.72%
         Monument Advisor .....................        --       13.55             --         5.37%            --          N/A
    2010 Total ................................       365                      4,693                        4.64%
         Monument Advisor .....................        --       12.86             --         8.89%            --          N/A
    2009 Total ................................       157                      1,859                        5.17%
         Monument Advisor .....................        --       11.81             --        17.28%            --          N/A
 Disciplined Value Portfolio
    2013 Total ................................       184                      2,371                        1.61%
         Monument Advisor .....................        --       12.88             --        28.67%            --          N/A
    2012 Total ................................       212                      2,125                        1.26%
         Monument Advisor .....................       --        10.01             --        10.61%            --          N/A
    2011 Total ................................       134                      1,210                        0.67%
         Monument Advisor .....................        --        9.05             --        -3.72%            --          N/A
    2010 Total ................................       148                      1,390                        0.58%
         Monument Advisor .....................        --        9.40             --         9.30%            --          N/A
    2009 Total ................................       140                      1,204                        0.72%
         Monument Advisor .....................        --        8.60             --        15.75%            --          N/A
 Emerging Markets Portfolio
    2013 Total ................................       230                      2,561                        0.88%
         Monument Advisor .....................        --       11.13             --        -2.20%            --          N/A
    2012 Total ................................       303                      3,451                        0.20%
         Monument Advisor .....................        --       11.38             --        11.68%            --          N/A
    2011 Total ................................       176                      1,790                        0.00%
         Monument Advisor .....................        --       10.19             --       -23.67%            --          N/A
    2010 Total ................................       287                      3,835                        0.20%
         Monument Advisor .....................        --       13.35             --        15.68%            --          N/A
    2009 Total ................................       300                      3,462                        0.68%
         Monument Advisor .....................        --       11.54             --        74.06%            --          N/A
 Equity Income Portfolio
    2013 Total ................................       221                      4,056                        2.38%
         Monument Advisor .....................        --       18.39             --        28.87%            --          N/A
         Monument .............................        --       17.12             --        27.19%            --         1.30%
    2012 Total ................................       211                      3,006                        3.33%
         Monument Advisor .....................        --       14.27             --         9.94%            --          N/A
         Monument .............................        --       13.46             --         8.55%            --         1.30%
    2011 Total ................................       372                      4,826                        2.08%
         Monument Advisor .....................        --       12.98             --         5.79%            --          N/A
         Monument .............................        --       12.40             --         4.38%            --         1.30%
    2010 Total ................................       209                      2,569                        2.10%
         Monument Advisor .....................        --       12.27             --        19.24%            --          N/A
         Monument .............................        --       11.88             --        17.74%            --         1.30%
    2009 Total ................................       140                      1,442                        2.86%
         Monument Advisor .....................        --       10.29             --        13.83%            --          N/A
         Monument .............................        --       10.09             --        12.36%            --         1.30%
 Fund Portfolio
    2013 Total ................................        49                        857                        1.07%
         Monument Advisor .....................        --       17.67             --        32.96%            --          N/A
         Monument .............................        --       14.19             --        31.27%            --         1.30%
    2012 Total ................................        46                        616                        1.32%
         Monument Advisor .....................        --       13.29             --         9.93%            --          N/A
         Monument .............................        --       10.81             --         8.53%            --         1.30%
    2011 Total ................................        30                        363                        0.94%
         Monument Advisor .....................        --       12.09             --        -4.50%            --          N/A
         Monument .............................        --        9.96             --        -5.86%            --         1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==============================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                   ---------------------------------
               FUND DESCRIPTION                     UNITS                 NET ASSETS                   INVESTMENT
-----------------------------------------------    --------    UNIT       ----------       TOTAL         INCOME       EXPENSE
    YEAR PRODUCT                                    (000s)     VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
 Fund Portfolio (continued)
    2010 Total ................................         103               $    1,307                        1.05%
         Monument Advisor .....................          --   $ 12.66             --        15.72%            --          N/A
         Monument .............................          --     10.58             --        14.25%            --         1.30%
    2009 Total ................................         139                    1,518                        1.60%
         Monument Advisor .....................          --     10.94             --        24.89%            --          N/A
         Monument .............................          --      9.26             --        23.30%            --         1.30%
 High Yield Portfolio
    2013 Total ................................         237                    4,391                        4.98%
         Monument Advisor .....................          --     18.52             --        11.84%            --          N/A
    2012 Total ................................         187                    3,102                        5.23%
         Monument Advisor .....................          --     16.56             --        15.72%            --          N/A
    2011 Total ................................         158                    2,268                        5.01%
         Monument Advisor .....................          --     14.31             --        -2.05%            --          N/A
    2010 Total ................................         205                    2,997                        5.37%
         Monument Advisor .....................          --     14.61             --        17.63%            --          N/A
    2009 Total ................................         294                    3,653                        7.08%
         Monument Advisor .....................          --     12.42             --        60.05%            --          N/A
 Mid Cap Value Portfolio
    2013 Total ................................          41                      727                        0.73%
         Monument Advisor .....................          --     17.60             --        32.73%            --          N/A
    2012 Total ................................          65                      861                        0.83%
         Monument Advisor .....................          --     13.26             --        10.87%            --          N/A
    2011 Total ................................         165                    1,979                        0.59%
         Monument Advisor .....................          --     11.96             --        -5.83%            --          N/A
    2010 Total ................................         225                    2,857                        0.94%
         Monument Advisor .....................          --     12.70             --        17.81%            --          N/A
    2009 Total ................................         158                    1,703                        1.19%
         Monument Advisor .....................          --     10.78             --        25.35%            --          N/A
 Strategic Income Portfolio
    2013 Total ................................         825                   12,833                        4.04%
         Monument Advisor .....................          --     15.56             --         0.91%            --          N/A
    2012 Total ................................         742                   11,442                        4.69%
         Monument Advisor .....................          --     15.42             --        11.18%            --          N/A
    2011 Total ................................         417                    5,777                        4.91%
         Monument Advisor .....................          --     13.87             --         1.54%            --          N/A
    2010 Total ................................         559                    7,635                        5.34%
         Monument Advisor .....................          --     13.66             --        11.42%            --          N/A
    2009 Total ................................         582                    7,132                        7.77%
         Monument Advisor .....................          --     12.26             --        29.19%            --          N/A
PROFUNDS VP:
 Access VP High Yield Fund
    2013 Total ................................         496                    7,032                        2.37%
         Monument Advisor .....................          --     14.19             --        10.09%            --          N/A
    2012 Total ................................       1,074                   13,846                        4.47%
         Monument Advisor .....................          --     12.89             --        14.07%            --          N/A
    2011 Total ................................         684                    7,728                        1.06%
         Monument Advisor .....................          --     11.30             --         2.73%            --          N/A
    2010 Total ................................         171                    1,882                        0.39%
         Monument Advisor .....................          --     11.00             --         9.89%            --          N/A
         Inception May 1 ......................          --     10.01             --          N/A            N/A          N/A
 Asia 30 Fund
    2013 Total ................................          46                      507                        0.06%
         Monument Advisor .....................          --     10.95             --        15.02%            --          N/A
    2012 Total ................................          82                      778                        0.00%
         Monument Advisor .....................          --      9.52             --        15.39%            --          N/A
    2011 Total ................................          26                      212                        0.03%
         Monument Advisor .....................          --      8.25             --       -26.99%            --          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==============================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                   ----------------------------------
                 FUND DESCRIPTION                    UNITS                 NET ASSETS                   INVESTMENT
-----------------------------------------------    ---------    UNIT       ----------       TOTAL         INCOME       EXPENSE
    YEAR PRODUCT                                     (000s)     VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Asia 30 Fund (continued)
    2010 Total ................................        81                    $  914                         0.00%
         Monument Advisor .....................        --      $11.30            --         12.21%            --         N/A
         Inception May 1 ......................        --       10.07            --           N/A            N/A         N/A
 Banks Fund
    2013 Total ................................        57                       825                         0.06%
         Monument Advisor .....................        --       14.46            --         33.39%            --         N/A
    2012 Total ................................        11                       124                         0.00%
         Monument Advisor .....................        --       10.84            --         33.50%            --         N/A
    2011 Total ................................         1                         7                         0.00%
         Monument Advisor .....................        --        8.12            --        -26.78%            --         N/A
    2010 Total ................................        --                        --                         0.00%
         Monument Advisor .....................        --       11.09            --         11.23%            --         N/A
         Inception Nov 19 .....................        --        9.97            --           N/A            N/A         N/A
 Basic Materials Fund
    2013 Total ................................        80                     1,053                         0.08%
         Monument Advisor .....................        --       13.09            --         18.35%            --         N/A
    2012 Total ................................        23                       249                         0.29%
         Monument Advisor .....................        --       11.06            --          8.54%            --         N/A
    2011 Total ................................         4                        38                         0.12%
         Monument Advisor .....................        --       10.19            --        -16.20%            --         N/A
    2010 Total ................................        45                       548                         0.00%
         Monument Advisor .....................        --       12.16            --         21.60%            --         N/A
         Inception May 1 ......................        --       10.00            --           N/A            N/A         N/A
 Bear Fund
    2013 Total ................................       822                     4,099                         0.00%
         Monument Advisor .....................        --        4.99            --        -26.51%            --         N/A
    2012 Total ................................        53                       358                         0.00%
         Monument Advisor .....................        --        6.79            --        -16.58%            --         N/A
    2011 Total ................................         7                        54                         0.00%
         Monument Advisor .....................        --        8.14            --         -8.85%            --         N/A
    2010 Total ................................         9                        84                         0.00%
         Monument Advisor .....................        --        8.93            --         -9.52%            --         N/A
         Inception May 1 ......................        --        9.87            --           N/A            N/A         N/A
 Biotechnology Fund
    2013 Total ................................        98                     2,483                         0.00%
         Monument Advisor .....................        --       25.35            --         68.44%            --         N/A
    2012 Total ................................        31                       468                         0.00%
         Monument Advisor .....................        --       15.05            --         40.65%            --         N/A
    2011 Total ................................         1                         7                         0.00%
         Monument Advisor .....................        --       10.70            --          6.57%            --         N/A
    2010 Total ................................        20                       201                         0.00%
         Monument Advisor .....................        --       10.04            --         -0.20%            --         N/A
         Inception May 1 ......................        --       10.06            --           N/A            N/A         N/A
 Bull Fund
    2013 Total ................................       888                    13,906                         0.00%
         Monument Advisor .....................        --       15.66            --         29.74%            --         N/A
    2012 Total ................................       410                     4,950                         0.00%
         Monument Advisor .....................        --       12.07            --         13.87%            --         N/A
    2011 Total ................................       237                     2,510                         0.00%
         Monument Advisor .....................        --       10.60            --          0.00%            --         N/A
    2010 Total ................................       165                     1,753                         0.00%
         Monument Advisor .....................        --       10.60            --          4.64%            --         N/A
         Inception May 1 ......................        --       10.13            --           N/A            N/A         N/A
 Consumer Goods Fund
    2013 Total ................................        55                       929                         1.07%
         Monument Advisor .....................        --       16.84            --         28.45%            --         N/A
    2012 Total ................................        74                       973                         1.09%
         Monument Advisor .....................        --       13.11            --         10.91%            --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==============================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                   ----------------------------------
                 FUND DESCRIPTION                     UNITS                NET ASSETS                   INVESTMENT
-----------------------------------------------    ---------    UNIT       ----------       TOTAL         INCOME       EXPENSE
YEAR     PRODUCT                                     (000s)     VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Consumer Goods Fund (continued)
    2011 Total ................................          6                   $   74                         0.51%
         Monument Advisor .....................         --     $11.82            --          6.97%            --         N/A
    2010 Total ................................         12                      130                         0.00%
         Monument Advisor .....................         --      11.05            --          9.41%            --         N/A
         Inception May 1 ......................         --      10.10            --           N/A            N/A         N/A
Consumer Services Fund
    2013 Total ................................        246                    4,603                         0.20%
         Monument Advisor .....................         --      18.71            --         39.84%            --         N/A
    2012 Total ................................         93                    1,249                         0.00%
         Monument Advisor .....................         --      13.38            --         22.08%            --         N/A
    2011 Total ................................          4                       38                         0.00%
         Monument Advisor .....................         --      10.96            --          5.49%            --         N/A
    2010 Total ................................          1                        8                         0.00%
         Monument Advisor .....................         --      10.39            --          3.38%            --         N/A
         Inception Nov 19 .....................         --      10.05            --           N/A            N/A         N/A
Emerging Markets Fund
    2013 Total ................................         67                      598                         1.06%
         Monument Advisor .....................         --       8.88            --         -6.43%            --         N/A
    2012 Total ................................        200                    1,900                         0.44%
         Monument Advisor .....................         --       9.49            --          6.63%            --         N/A
    2011 Total ................................          3                       26                         0.00%
         Monument Advisor .....................         --       8.90            --        -19.68%            --         N/A
    2010 Total ................................        106                    1,173                         0.00%
         Monument Advisor .....................         --      11.08            --         11.02%            --         N/A
         Inception May 1 ......................         --       9.98            --           N/A            N/A         N/A
Europe 30 Fund
    2013 Total ................................        147                    2,032                         1.14%
         Monument Advisor .....................         --      13.78            --         21.62%            --         N/A
    2012 Total ................................         87                      983                         8.96%
         Monument Advisor .....................         --      11.33            --         16.56%            --         N/A
    2011 Total ................................          9                       84                         2.03%
         Monument Advisor .....................         --       9.72            --         -8.82%            --         N/A
    2010 Total ................................         21                      228                         0.02%
         Monument Advisor .....................         --      10.66            --          6.81%            --         N/A
         Inception May 1 ......................         --       9.98            --           N/A            N/A         N/A
Falling U.S. Dollar Fund
    2013 Total ................................         --                        4                         0.00%
         Monument Advisor .....................         --       9.40            --         -1.98%            --         N/A
    2012 Total ................................         --                        4                         0.00%
         Monument Advisor .....................         --       9.59            --         -0.83%            --         N/A
    2011 Total ................................         --                        4                         0.00%
         Monument Advisor .....................         --       9.67            --         -2.72%            --         N/A
    2010 Total ................................          2                       15                         0.00%
         Monument Advisor .....................         --       9.94            --         -0.90%            --         N/A
         Inception Nov 19 .....................         --      10.03            --           N/A            N/A         N/A
Financials Fund
    2013 Total ................................        124                    1,737                         0.30%
         Monument Advisor .....................         --      14.02            --         32.14%            --         N/A
    2012 Total ................................         25                      267                         0.03%
         Monument Advisor .....................         --      10.61            --         24.68%            --         N/A
    2011 Total ................................          7                       59                         0.00%
         Monument Advisor .....................         --       8.51            --        -13.87%            --         N/A
    2010 Total ................................         --                        2                         0.00%
         Monument Advisor .....................         --       9.88            --         -2.85%            --         N/A
         Inception May 1 ......................         --      10.17            --           N/A            N/A         N/A
Health Care Fund
    2013 Total ................................        161                    2,980                         0.37%
         Monument Advisor .....................         --      18.50            --         39.83%            --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==============================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                   ----------------------------------
                 FUND DESCRIPTION                     UNITS                NET ASSETS                   INVESTMENT
-----------------------------------------------    ---------    UNIT       ----------      TOTAL          INCOME       EXPENSE
    YEAR PRODUCT                                     (000s)     VALUE        (000s)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
  Health Care Fund (continued)
    2012 Total ................................         73                   $  966                         0.05%
         Monument Advisor .....................         --     $13.23            --         17.39%            --         N/A
    2011 Total ................................          5                       61                         0.15%
         Monument Advisor .....................         --      11.27            --         10.06%            --         N/A
    2010 Total ................................          7                       70                         0.00%
         Monument Advisor .....................         --      10.24            --          1.79%            --         N/A
         Inception May 1 ......................         --      10.06            --           N/A            N/A         N/A
  Industrials Fund
    2013 Total ................................        268                    4,535                         0.37%
         Monument Advisor .....................         --      16.95            --         38.14%            --         N/A
    2012 Total ................................        143                    1,759                         0.25%
         Monument Advisor .....................         --      12.27            --         15.86%            --         N/A
    2011 Total ................................         20                      207                         0.29%
         Monument Advisor .....................         --      10.59            --         -1.85%            --         N/A
    2010 Total ................................         18                      198                         0.00%
         Monument Advisor .....................         --      10.79            --          5.78%            --         N/A
         Inception May 1 ......................         --      10.20            --           N/A            N/A         N/A
  International Fund
    2013 Total ................................         88                    1,147                         0.00%
         Monument Advisor .....................         --      13.11            --         19.51%            --         N/A
    2012 Total ................................        144                    1,577                         0.00%
         Monument Advisor .....................         --      10.97            --         15.96%            --         N/A
    2011 Total ................................          3                       24                         0.00%
         Monument Advisor .....................         --       9.46            --        -14.39%            --         N/A
    2010 Total ................................         60                      668                         0.00%
         Monument Advisor .....................         --      11.05            --          9.62%            --         N/A
         Inception May 1 ......................         --      10.08            --           N/A            N/A         N/A
  Internet Fund
    2013 Total ................................         50                      883                         0.00%
         Monument Advisor .....................         --      17.59            --         51.77%            --         N/A
    2012 Total ................................         23                      271                         0.00%
         Monument Advisor .....................         --      11.59            --         19.73%            --         N/A
    2011 Total ................................          2                       20                         0.00%
         Monument Advisor .....................         --       9.68            --         -6.92%            --         N/A
    2010 Total ................................         13                      140                         0.00%
         Monument Advisor .....................         --      10.40            --          3.28%            --         N/A
         Inception Nov 19 .....................         --      10.07            --           N/A            N/A         N/A
  Japan Fund
    2013 Total ................................         58                      789                         0.00%
         Monument Advisor .....................         --      13.51            --         48.30%            --         N/A
    2012 Total ................................         80                      731                         0.00%
         Monument Advisor .....................         --       9.11            --         22.94%            --         N/A
    2011 Total ................................         14                      106                         0.00%
         Monument Advisor .....................         --       7.41            --        -18.57%            --         N/A
    2010 Total ................................         12                      110                         0.00%
         Monument Advisor .....................         --       9.10            --         -9.99%            --         N/A
         Inception May 1 ......................         --      10.11            --           N/A            N/A         N/A
  Large-Cap Growth Fund
    2013 Total ................................        126                    2,080                         0.09%
         Monument Advisor .....................         --      16.45            --         30.66%            --         N/A
    2012 Total ................................         27                      345                         0.04%
         Monument Advisor .....................         --      12.59            --         12.71%            --         N/A
    2011 Total ................................          2                       19                         0.00%
         Monument Advisor .....................         --      11.17            --          3.14%            --         N/A
    2010 Total ................................         40                      433                         0.00%
         Monument Advisor .....................         --      10.83            --          7.02%            --         N/A
         Inception May 1 ......................         --      10.12            --           N/A            N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                     UNITS             NET ASSETS           INVESTMENT
--------------------------------------------------  ----------   UNIT   ------------   TOTAL    INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE     (000s)     RETURN     RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
    Large-Cap Value Fund
       2013    Total .............................        170             $ 2,613                 0.62%
               Monument Advisor ..................         --    $15.41        --     29.93%        --      N/A
       2012    Total .............................        138               1,640                 0.26%
               Monument Advisor ..................         --     11.86        --     15.37%        --      N/A
       2011    Total .............................         16                 165                 1.11%
               Monument Advisor ..................         --     10.28        --     -1.25%        --      N/A
       2010    Total .............................          2                  22                 0.00%
               Monument Advisor ..................         --     10.41        --      2.66%        --      N/A
               Inception May 1 ...................         --     10.14        --       N/A        N/A      N/A
    Mid-Cap Fund
       2013    Total .............................        616               9,772                 0.00%
               Monument Advisor ..................         --     15.87        --     30.83%        --      N/A
       2012    Total .............................        187               2,271                 0.00%
               Monument Advisor ..................         --     12.13        --     15.52%        --      N/A
       2011    Total .............................         67                 703                 0.00%
               Monument Advisor ..................         --     10.50        --     -4.20%        --      N/A
       2010    Total .............................          7                  82                 0.00%
               Monument Advisor ..................         --     10.96        --      7.87%        --      N/A
               Inception May 1 ...................         --     10.16        --       N/A        N/A      N/A
    Mid-Cap Growth Fund
       2013    Total .............................        129               2,139                 0.00%
               Monument Advisor ..................         --     16.63        --     30.53%        --      N/A
       2012    Total .............................         89               1,136                 0.00%
               Monument Advisor ..................         --     12.74        --     15.40%        --      N/A
       2011    Total .............................          2                  22                 0.00%
               Monument Advisor ..................         --     11.04        --     -2.90%        --      N/A
       2010    Total .............................        201               2,289                 0.00%
               Monument Advisor ..................         --     11.37        --     11.80%        --      N/A
               Inception May 1 ...................         --     10.17        --       N/A        N/A      N/A
    Mid-Cap Value Fund
       2013    Total .............................         55                 860                 0.39%
               Monument Advisor ..................         --     15.75        --     32.13%        --      N/A
       2012    Total .............................        109               1,293                 0.15%
               Monument Advisor ..................         --     11.92        --     16.63%        --      N/A
       2011    Total .............................          7                  70                 0.02%
               Monument Advisor ..................         --     10.22        --     -3.95%       --       N/A
       2010    Total .............................         --                   3                 0.00%
               Monument Advisor ..................         --     10.64        --      4.72%       --       N/A
               Inception May 1 ...................         --     10.16        --       N/A        N/A      N/A
    Money Market Fund
       2013    Total .............................      2,705              27,068                 0.02%
               Monument Advisor ..................         --     10.01        --      0.10%        --      N/A
       2012    Total .............................      3,363              33,645                 0.02%
               Monument Advisor ..................         --     10.00        --      0.00%        --      N/A
       2011    Total .............................        364               3,641                 0.02%
               Monument Advisor ..................         --     10.00        --      0.00%        --      N/A
       2010    Total .............................         39                 389                 0.00%
               Monument Advisor ..................         --     10.00        --      0.00%        --      N/A
               Inception Nov 19 ..................         --     10.00        --       N/A        N/A      N/A
    NASDAQ-100 Fund
       2013    Total .............................        328               5,732                 0.00%
               Monument Advisor ..................         --     17.47        --      34.28%       --      N/A
       2012    Total .............................        154               1,999                 0.00%
               Monument Advisor ..................         --     13.01        --      16.26%       --      N/A
       2011    Total .............................         18                 199                 0.00%
               Monument Advisor ..................         --     11.19        --       1.45%       --      N/A
       2010    Total .............................        122               1,347                 0.00%
               Monument Advisor ..................         --     11.03        --       8.67%       --      N/A
               Inception May 1 ...................         --     10.15        --        N/A       N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                     UNITS             NET ASSETS           INVESTMENT
--------------------------------------------------  ----------   UNIT    ----------    TOTAL    INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE     (000s)     RETURN     RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
    Oil & Gas Fund
       2013    Total .............................         71             $ 1,046                0.32%
               Monument Advisor ..................         --    $14.72        --     24.01%       --       N/A
       2012    Total .............................         54                 637                0.14%
               Monument Advisor ..................         --     11.87        --      2.95%       --      N/A
       2011    Total .............................          6                  66                0.23%
               Monument Advisor ..................         --     11.53        --      2.22%       --      N/A
       2010    Total .............................         32                 359                0.00%
               Monument Advisor ..................         --     11.28        --     11.68%       --      N/A
               Inception May 1 ...................         --     10.10        --       N/A       N/A      N/A
    Pharmaceuticals Fund
       2013    Total .............................         23                 410                4.65%
               Monument Advisor ..................         --     17.55        --     31.66%       --      N/A
       2012    Total .............................         14                 187                0.56%
               Monument Advisor ..................         --     13.33        --     11.83%       --      N/A
       2011    Total .............................         71                 851                0.00%
               Monument Advisor ..................         --     11.92        --     16.18%       --      N/A
       2010    Total .............................         --                   3                0.00%
               Monument Advisor ..................         --     10.26        --      1.79%       --      N/A
               Inception May 1 ...................         --     10.08        --       N/A       N/A      N/A
    Precious Metals Fund
       2013    Total .............................        294               1,559                0.00%
               Monument Advisor ..................         --      5.31        --    -37.89%       --      N/A
       2012    Total .............................         74                 631                0.00%
               Monument Advisor ..................         --      8.55        --    -14.59%       --      N/A
       2011    Total .............................         80                 802                0.00%
               Monument Advisor ..................         --     10.01        --    -19.21%       --      N/A
       2010    Total .............................         65                 801                0.00%
               Monument Advisor ..................         --     12.39        --     26.04%       --      N/A
               Inception May 1 ...................         --      9.83        --       N/A       N/A      N/A
    Real Estate Fund
       2013    Total .............................         35                 457                0.89%
               Monument Advisor ..................         --     13.23        --      0.15%       --      N/A
       2012    Total .............................         54                 716                2.54%
               Monument Advisor ..................         --     13.21        --     17.11%       --      N/A
       2011    Total .............................          8                  89                0.00%
               Monument Advisor ..................         --     11.28        --      4.74%       --      N/A
       2010    Total .............................          1                  16                1.98%
               Monument Advisor ..................         --     10.77        --      4.36%       --      N/A
               Inception May 1 ...................         --     10.32        --       N/A       N/A      N/A
    Rising Rates Opportunity Fund
       2013    Total .............................        252               1,518                0.00%
               Monument Advisor ..................         --      6.02        --     16.44%       --      N/A
       2012    Total .............................        111                 573                0.00%
               Monument Advisor ..................         --      5.17        --     -7.01%       --      N/A
       2011    Total .............................         32                 176                0.00%
               Monument Advisor ..................         --      5.56        --    -37.46%       --      N/A
       2010    Total .............................         49                 436                0.00%
               Monument Advisor ..................         --      8.89        --    -11.19%       --      N/A
               Inception May 1 ...................         --     10.01        --       N/A       N/A      N/A
    Semiconductor Fund
       2013    Total .............................          3                  37                0.19%
               Monument Advisor ..................         --     12.99        --     33.37%       --      N/A
       2012    Total .............................          1                   5                0.61%
               Monument Advisor ..................         --      9.74        --     -4.13%       --      N/A
       2011    Total .............................         --                   4                0.01%
               Monument Advisor ..................         --     10.16        --     -3.88%       --      N/A
       2010    Total .............................          9                  91                0.00%
               Monument Advisor ..................         --     10.57        --      4.34%       --      N/A
               Inception Nov 19 ..................         --     10.13        --       N/A       N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                     UNITS              NET ASSETS         INVESTMENT
--------------------------------------------------  ----------   UNIT     ----------  TOTAL    INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE      (000s)   RETURN    RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
    Short Emerging Markets Fund
       2013    Total .............................          4                $ 39               0.00%
               Monument Advisor ..................         --    $ 9.13        --     -0.22%      --      N/A
       2012    Total .............................         --                  --               0.00%
               Monument Advisor ..................         --      9.15        --    -13.11%      --      N/A
       2011    Total .............................          2                  17               0.00%
               Monument Advisor ..................         --     10.53        --     10.73%      --      N/A
       2010    Total .............................         38                 365               0.00%
               Monument Advisor ..................         --      9.51        --     -5.00%      --      N/A
               Inception Nov 19 ..................         --     10.01        --       N/A      N/A      N/A
    Short International Fund
       2013    Total .............................         13                  79               0.00%
               Monument Advisor ..................         --      6.28        --    -21.01%      --      N/A
       2012    Total .............................         24                 194               0.00%
               Monument Advisor ..................         --      7.95        --    -20.10%      --      N/A
       2011    Total .............................          2                  19               0.00%
               Monument Advisor ..................         --      9.95        --      1.74%      --      N/A
       2010    Total .............................         --                   1               0.00%
               Monument Advisor ..................         --      9.78        --     -2.20%      --      N/A
               Inception Nov 19 ..................         --     10.00        --       N/A      N/A      N/A
    Short Mid-Cap Fund
       2013    Total .............................         --                  --               0.00%
               Monument Advisor ..................         --      5.00        --    -27.64%      --      N/A
       2012    Total .............................         --                   1               0.00%
               Monument Advisor ..................         --      6.91        --    -18.99%      --      N/A
       2011    Total .............................         --                   3               0.00%
               Monument Advisor ..................         --      8.53        --     -8.18%      --      N/A
       2010    Total .............................         --                  --               0.00%
               Monument Advisor ..................         --      9.29        --     -6.82%      --      N/A
               Inception Nov 19 ..................         --      9.97        --       N/A      N/A      N/A
    Short NASDAQ-100 Fund
       2013    Total .............................          8                  36               0.00%
               Monument Advisor ..................         --      4.42        --    -29.39%      --      N/A
       2012    Total .............................        124                 776               0.00%
               Monument Advisor ..................         --      6.26        --    -18.81%      --      N/A
       2011    Total .............................          2                  12               0.00%
               Monument Advisor ..................         --      7.71        --    -10.45%      --      N/A
       2010    Total .............................          8                  70               0.00%
               Monument Advisor ..................         --      8.61        --    -12.59%      --      N/A
               Inception May 1 ...................         --      9.85        --       N/A      N/A      N/A
    Short Small-Cap Fund
       2013    Total .............................          6                  27               0.00%
               Monument Advisor ..................         --      4.27        --    -31.35%      --      N/A
       2012    Total .............................         47                 292               0.00%
               Monument Advisor ..................         --      6.22        --    -18.90%      --      N/A
       2011    Total .............................          5                  38               0.00%
               Monument Advisor ..................         --      7.67        --     -9.12%      --      N/A
       2010    Total .............................          1                  11               0.00%
               Monument Advisor ..................         --      8.44        --    -13.35%      --      N/A
               Inception May 1 ...................         --      9.74        --       N/A      N/A      N/A
    Small Cap Fund
       2013    Total .............................        205               3,293               0.00%
               Monument Advisor ..................         --     16.05        --     37.18%      --      N/A
       2012    Total .............................         37                 433               0.00%
               Monument Advisor ..................         --     11.70        --     14.82%      --      N/A
       2011    Total .............................         79                 809               0.00%
               Monument Advisor ..................         --     10.19        --     -5.65%      --      N/A
       2010    Total .............................         35                 378               0.00%
               Monument Advisor ..................         --     10.80        --      7.46%      --      N/A
               Inception Nov 19 ..................         --     10.05        --       N/A      N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                     UNITS             NET ASSETS            INVESTMENT
--------------------------------------------------  ----------   UNIT   ------------   TOTAL     INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE     (000s)     RETURN      RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
    Small-Cap Growth Fund
       2013    Total .............................         84             $ 1,502                0.00%
               Monument Advisor ..................         --   $ 17.94        --      40.38%      --      N/A
       2012    Total .............................         80               1,028                0.00%
               Monument Advisor ..................         --     12.78        --      12.50%      --      N/A
       2011    Total .............................         25                 281                0.00%
               Monument Advisor ..................         --     11.36        --      1.25%       --      N/A
       2010    Total .............................        124               1,393                0.00%
               Monument Advisor ..................         --     11.22        --       9.78%      --      N/A
               Inception May 1 ...................         --     10.22        --        N/A      N/A      N/A
    Small-Cap Value Fund
       2013    Total .............................        111               1,779                0.36%
               Monument Advisor ..................         --     16.07        --      37.70%      --      N/A
       2012    Total .............................        152               1,772                0.00%
               Monument Advisor ..................         --     11.67        --      16.12%      --      N/A
       2011    Total .............................         26                 263                0.00%
               Monument Advisor ..................         --     10.05        --      -4.10%      --      N/A
       2010    Total .............................         15                 161                0.00%
               Monument Advisor ..................         --     10.48        --       2.54%      --      N/A
               Inception May 1 ...................         --     10.22        --        N/A      N/A      N/A
    Technology Fund
       2013    Total .............................         71               1,030                0.00%
               Monument Advisor ..................         --     14.59        --      25.13%      --      N/A
       2012    Total .............................          2                  21                0.00%
               Monument Advisor ..................         --     11.66        --      10.31%      --      N/A
       2011    Total .............................         81                 855                0.00%
               Monument Advisor ..................         --     10.57        --      -1.31%      --      N/A
       2010    Total .............................          2                  16                0.00%
               Monument Advisor ..................         --     10.71        --       5.52%      --      N/A
               Inception May 1 ...................         --     10.15        --        N/A      N/A      N/A
    Telecommunications Fund
       2013    Total .............................         20                 280                6.90%
               Monument Advisor ..................         --     14.03        --      12.15%      --      N/A
       2012    Total .............................         25                 310                0.69%
               Monument Advisor ..................         --     12.51        --      16.48%      --      N/A
       2011    Total .............................          2                  22                2.85%
               Monument Advisor ..................         --     10.74        --       1.90%      --      N/A
       2010    Total .............................         --                  --                0.00%
               Monument Advisor ..................         --     10.54        --       5.40%      --      N/A
               Inception Nov 19 ..................         --     10.00        --        N/A      N/A      N/A
    U.S. Government Plus Fund
       2013    Total .............................          4                  53                0.10%
               Monument Advisor ..................         --     12.44        --     -19.12%      --      N/A
       2012    Total .............................         32                 493                0.00%
               Monument Advisor ..................         --     15.38        --       0.98%      --      N/A
       2011    Total .............................         37                 565                0.16%
               Monument Advisor ..................         --     15.23        --      43.54%      --      N/A
       2010    Total .............................          7                  79                0.41%
               Monument Advisor ..................         --     10.61        --       6.31%      --      N/A
               Inception May 1 ...................         --      9.98        --        N/A      N/A      N/A
    UltraBull Fund
       2013    Total .............................         30                 665                0.00%
               Monument Advisor ..................         --     22.50        --      68.04%      --      N/A
       2012    Total .............................         16                 215                0.00%
               Monument Advisor ..................         --     13.39        --      29.00%      --      N/A
       2011    Total .............................          2                  23               13.78%
               Monument Advisor ..................         --     10.38        --      -4.86%      --      N/A
       2010    Total .............................          2                  26                0.00%
               Monument Advisor ..................         --     10.91        --       6.34%      --      N/A
               Inception May 1 ...................         --     10.26        --        N/A      N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                    UNITS              NET ASSETS           INVESTMENT
--------------------------------------------------  ----------   UNIT   ------------   TOTAL    INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE     (000s)     RETURN     RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
    UltraMid-Cap Fund
       2013    Total .............................         48             $ 1,108               0.00%
               Monument Advisor ..................         --   $ 23.01        --     70.57%      --      N/A
       2012    Total .............................         15                 197               0.00%
               Monument Advisor ..................         --     13.49        --     32.51%      --      N/A
       2011    Total .............................          2                  25               0.00%
               Monument Advisor ..................         --     10.18        --    -13.66%      --      N/A
       2010    Total .............................          4                  45               0.00%
               Monument Advisor ..................         --     11.79        --     14.24%      --      N/A
               Inception May 1 ...................         --     10.32        --       N/A      N/A      N/A
    UltraNASDAQ-100 Fund
       2013    Total .............................         40               1,117               0.00%
               Monument Advisor ..................         --     28.01        --     79.09%      --      N/A
       2012    Total .............................         24                 377               0.00%
               Monument Advisor ..................         --     15.64        --     33.68%      --      N/A
       2011    Total .............................         --                  --               0.00%
               Monument Advisor ..................         --     11.70        --     -1.18%      --      N/A
       2010    Total .............................          1                  12               0.00%
               Monument Advisor ..................         --     11.84        --     14.84%      --      N/A
               Inception May 1 ...................         --     10.31        --       N/A      N/A      N/A
    UltraShort NASDAQ-100 Fund
       2013    Total .............................         85                 201               0.00%
               Monument Advisor ..................         --      2.37        --    -48.59%      --      N/A
       2012    Total .............................         38                 174               0.00%
               Monument Advisor ..................         --      4.61        --    -35.25%      --      N/A
       2011    Total .............................         30                 214               0.00%
               Monument Advisor ..................         --      7.12        --    -22.10%      --      N/A
       2010    Total .............................         --                  --               0.00%
               Monument Advisor ..................         --      9.14        --     -8.51%      --      N/A
               Inception Nov 19 ..................         --      9.99        --       N/A      N/A      N/A
    UltraSmall-Cap Fund
       2013    Total .............................         39                 882               0.00%
               Monument Advisor ..................         --     22.40        --     86.67%      --      N/A
       2012    Total .............................         11                 126               0.00%
               Monument Advisor ..................         --     12.00        --     29.59%      --      N/A
       2011    Total .............................         11                 101               0.00%
               Monument Advisor ..................         --      9.26        --    -18.84%      --      N/A
       2010    Total .............................          6                  70               0.00%
               Monument Advisor ..................         --     11.41        --      9.19%      --      N/A
               Inception May 1 ...................         --     10.45        --       N/A      N/A      N/A
    Utilities Fund
       2013    Total .............................         29                 403               3.33%
               Monument Advisor ..................         --     14.12        --     13.32%      --      N/A
       2012    Total .............................         67                 830               1.74%
               Monument Advisor ..................         --     12.46        --      0.16%      --      N/A
       2011    Total .............................         96               1,199               1.03%
               Monument Advisor ..................         --     12.44        --     17.47%      --      N/A
       2010    Total .............................          7                  69               0.00%
               Monument Advisor ..................         --     10.59        --      4.44%      --      N/A
               Inception May 1 ...................         --     10.14        --       N/A      N/A      N/A
PUTNAM VARIABLE TRUST:
    Absolute Return 500 Fund
       2013    Total .............................         34                 351               0.00%
               Monument Advisor ..................         --     10.44        --      4.09%      --      N/A
       2012    Total .............................         23                 231               0.00%
               Monument Advisor ..................         --     10.03        --      4.37%      --      N/A
       2011    Total .............................          3                  31               0.00%
               Monument Advisor ..................         --      9.61        --     -3.71%      --      N/A
               Inception May 2 ...................         --      9.98        --       N/A      N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                           AS OF DECEMBER 31 (UNLESS NOTED)
                                                        ------------------------------------
                 FUND DESCRIPTION                         UNITS                  NET ASSETS                   INVESTMENT
------------------------------------------------------  ---------     UNIT      ------------      TOTAL         INCOME       EXPENSE
 YEAR      PRODUCT                                       (000s)       VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST:(continued)
  American Government Income Fund
    2013   Total .....................................     82                   $   880                         0.94%
           Monument Advisor ..........................     --       $  10.67         --          -0.47%           --           N/A
    2012   Total .....................................     36                       384                         1.80%
           Monument Advisor ..........................     --          10.72         --           1.80%           --           N/A
    2011   Total .....................................    241                     2,542                         0.78%
           Monument Advisor ..........................     --          10.53         --           6.80%           --           N/A
    2010   Total .....................................     20                       201                         0.00%
           Monument Advisor ..........................     --           9.86         --          -1.50%           --           N/A
           Inception Nov 19 ..........................     --          10.01         --            N/A           N/A           N/A
  Diversified Income Fund
    2013   Total .....................................    767                     8,960                         4.29%
           Monument Advisor ..........................     --          11.69         --           7.84%           --           N/A
    2012   Total .....................................     54                       581                         5.57%
           Monument Advisor ..........................     --          10.84         --          11.52%           --           N/A
    2011   Total .....................................     32                       311                        16.46%
           Monument Advisor ..........................     --           9.72         --          -3.19%           --           N/A
    2010   Total .....................................    304                     3,052                         0.00%
           Monument Advisor ..........................     --          10.04         --           0.40%           --           N/A
           Inception Nov 19 ..........................     --          10.00         --            N/A           N/A           N/A
  Equity Income Fund
    2013   Total .....................................    193                     3,268                         0.95%
           Monument Advisor ..........................     --          16.93         --          32.37%           --           N/A
    2012   Total .....................................     59                       756                         2.17%
           Monument Advisor ..........................     --          12.79         --          19.31%           --           N/A
    2011   Total .....................................     53                       565                         0.95%
           Monument Advisor ..........................     --          10.72         --           1.90%           --           N/A
    2010   Total .....................................     16                       166                         0.00%
           Monument Advisor ..........................     --          10.52         --           5.09%           --           N/A
           Inception Nov 19 ..........................     --          10.01         --            N/A           N/A           N/A
  High Yield Fund
    2013   Total .....................................  1,094                    14,105                         4.33%
           Monument Advisor ..........................     --          12.90         --           7.86%           --           N/A
    2012   Total .....................................    337                     4,033                         7.63%
           Monument Advisor ..........................     --          11.96         --          16.00%           --           N/A
    2011   Total .....................................    601                     6,198                         8.40%
           Monument Advisor ..........................     --          10.31         --           1.78%           --           N/A
    2010   Total .....................................  1,233                    12,490                         0.00%
           Monument Advisor ..........................     --          10.13         --           1.30%           --           N/A
           Inception Nov 19 ..........................     --          10.00         --            N/A           N/A           N/A
  Income Fund
    2013   Total .....................................     97                     1,150                         4.44%
           Monument Advisor ..........................     --          11.89         --           1.89%           --           N/A
    2012   Total .....................................    132                     1,545                         1.66%
           Monument Advisor ..........................     --          11.67         --          10.72%           --           N/A
    2011   Total .....................................     21                       225                         0.76%
           Monument Advisor ..........................     --          10.54         --           5.08%           --           N/A
    2010   Total .....................................    229                     2,295                         0.00%
           Monument Advisor ..........................     --          10.03         --           0.30%           --           N/A
           Inception Nov 19 ..........................     --          10.00         --            N/A           N/A           N/A
  Investors Fund
    2013   Total .....................................      2                        41                         2.72%
           Monument Advisor ..........................     --          16.67         --          35.20%           --           N/A
    2012   Total .....................................      7                        85                         1.13%
           Monument Advisor ..........................     --          12.33         --          16.76%           --           N/A
    2011   Total .....................................      2                        21                         0.71%
           Monument Advisor ..........................     --          10.56         --           0.09%           --           N/A
    2010   Total .....................................      2                        22                         0.00%
           Monument Advisor ..........................     --          10.55         --           5.18%           --           N/A
           Inception Nov 19 ..........................     --          10.03         --            N/A           N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                        AS OF DECEMBER 31 (UNLESS NOTED)
                                                      ------------------------------------
                 FUND DESCRIPTION                       UNITS                  NET ASSETS                   INVESTMENT
--------------------------------------------------    ---------     UNIT      ------------      TOTAL         INCOME       EXPENSE
   YEAR   PRODUCT                                       (000s)      VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST:(continued)
  Multi-Cap Value Fund
   2013   Total ..................................         25                   $   427                         1.37%
          Monument Advisor .......................         --      $  16.79          --        42.05%             --          N/A
   2012   Total ..................................         12                       146                         0.27%
          Monument Advisor .......................         --         11.82          --        16.22%             --          N/A
   2011   Total ..................................          5                        54                         0.27%
          Monument Advisor .......................         --         10.17          --        -5.13%             --          N/A
   2010   Total ..................................          5                        57                         0.00%
          Monument Advisor .......................         --         10.72          --         6.56%             --          N/A
          Inception Nov 19 .......................         --         10.06          --          N/A             N/A          N/A
  Voyager Fund
   2013   Total ..................................         89                     1,274                         0.52%
          Monument Advisor .......................         --         14.27          --        43.71%             --          N/A
   2012   Total ..................................         42                       421                         0.42%
          Monument Advisor .......................         --          9.93          --        14.27%             --          N/A
   2011   Total ..................................         48                       416                         0.00%
          Monument Advisor .......................         --          8.69          --       -17.86%             --          N/A
   2010   Total ..................................          9                        97                         0.00%
          Monument Advisor .......................         --         10.58          --         5.17%             --          N/A
          Inception Nov 19 .......................         --         10.06          --          N/A             N/A          N/A
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
   2013  Total ...................................        174                     3,594                         0.51%
         Monument Advisor ........................         --         20.60          --        21.03%             --          N/A
         Monument ................................         --         27.65          --        19.39%             --         1.30%
   2012  Total ...................................        157                     2,678                         0.00%
         Monument Advisor ........................         --         17.02          --         7.59%             --          N/A
         Monument ................................         --         23.16          --         6.24%             --         1.30%
   2011  Total ...................................        171                     2,711                         1.90%
         Monument Advisor ........................         --         15.82          --       -12.11%             --          N/A
         Monument ................................         --         21.80          --       -13.25%             --         1.30%
   2010  Total ...................................        208                     3,770                         2.00%
         Monument Advisor ........................         --         18.00          --        29.96%             --          N/A
         Monument ................................         --         25.13          --        28.28%             --         1.30%
   2009  Total ...................................        223                     3,102                         0.00%
         Monument Advisor ........................         --         13.85          --        58.11%             --          N/A
         Monument ................................         --         19.59          --        55.97%             --         1.30%
  Small-Cap Portfolio
   2013  Total ...................................        445                     9,877                         1.17%
         Monument Advisor ........................         --         22.17          --        34.69%             --          N/A
         Monument ................................         --         32.66          --        32.98%             --         1.30%
   2012  Total ...................................        382                     6,300                         0.11%
         Monument Advisor ........................         --         16.46          --        12.51%             --          N/A
         Monument ................................         --         24.56          --        11.03%             --         1.30%
   2011  Total ...................................        385                     5,632                         0.32%
         Monument Advisor ........................         --         14.63          --        -3.24%             --          N/A
         Monument ................................         --         22.12          --        -4.53%             --         1.30%
   2010  Total                                            423                     6,424                         0.12%
         Monument Advisor ........................         --         15.12          --        20.48%             --          N/A
         Monument ................................         --         23.17          --        19.00%             --         1.30%
   2009  Total                                            351                     4,440                         0.00%
         Monument Advisor ........................         --         12.55          --        35.24%             --          N/A
         Monument ................................         --         19.47          --        33.45%             --         1.30%
RUSSELL INVESTMENT FUNDS:
  Aggressive Equity Fund
   2013  Total                                              2                        22                        0.40%
         Monument Advisor ........................         --         14.07          --        40.00%            --           N/A
   2012  Total                                              3                        32                        1.36%
         Monument Advisor ........................         --         10.05          --        15.78%            --           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                        AS OF DECEMBER 31 (UNLESS NOTED)
                                                      ------------------------------------
                 FUND DESCRIPTION                       UNITS                  NET ASSETS                   INVESTMENT
----------------------------------------------------- ---------     UNIT      ------------      TOTAL         INCOME       EXPENSE
   YEAR  PRODUCT                                       (000s)       VALUE        (000s)        RETURN          RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS:(continued)
  Aggressive Equity Fund(continued)
   2011  Total                                           --                     $    2                         0.48%
         Monument Advisor ...........................    --       $  8.68           --         -12.50%           --           N/A
         Inception May 2 ............................    --          9.92           --            N/A           N/A           N/A
  Balanced Strategy Fund
   2013  Total ......................................    68                        793                         1.79%
         Monument Advisor ...........................    --         11.61           --          12.39%           --           N/A
   2012  Total ......................................   141                      1,459                         3.15%
         Monument Advisor ...........................    --         10.33           --          13.02%           --           N/A
   2011  Total ......................................     2                         18                         2.38%
         Monument Advisor ...........................    --          9.14           --          -8.60%           --           N/A
         Inception May 2 ............................    --         10.00           --            N/A           N/A           N/A
  Core Bond Fund
   2013  Total ......................................    39                        430                         1.47%
         Monument Advisor ...........................    --         10.92           --          -1.44%           --           N/A
   2012  Total ......................................    18                        205                         2.44%
         Monument Advisor ...........................    --         11.08           --           8.41%           --           N/A
   2011  Total ......................................     7                         71                         2.96%
         Monument Advisor ...........................    --         10.22           --           2.20%           --           N/A
         Inception May 2 ............................    --         10.00           --            N/A           N/A           N/A
  Equity Growth Strategy Fund
   2013  Total ......................................    29                        343                         2.55%
         Monument Advisor ...........................    --         11.90           --          19.84%           --           N/A
   2012  Total ......................................    11                        114                         3.77%
         Monument Advisor ...........................    --          9.93           --          15.60%           --           N/A
   2011  Total ......................................     1                          7                         1.80%
         Monument Advisor ...........................    --          8.59           --         -14.01%           --           N/A
         Inception May 2 ............................    --          9.99           --            N/A           N/A           N/A
Global Real Estate Securities Fund
   2013  Total ......................................   186                      2,115                         3.88%
         Monument Advisor ...........................    --         11.39           --           3.64%           --           N/A
   2012  Total ......................................   193                      2,119                         6.75%
         Monument Advisor ...........................    --         10.99           --          27.64%           --           N/A
   2011  Total ......................................    49                        421                         0.79%
         Monument Advisor ...........................    --          8.61           --         -14.16%           --           N/A
         Inception May 2 ............................    --         10.03           --            N/A           N/A           N/A
Moderate Strategy Fund
   2013  Total ......................................    41                        457                         1.85%
         Monument Advisor ...........................    --         11.28           --           6.82%           --           N/A
   2012  Total ......................................    14                        144                         4.57%
         Monument Advisor ...........................    --         10.56           --          11.04%           --           N/A
   2011  Total ......................................     4                         42                         5.59%
         Monument Advisor ...........................    --          9.51           --          -4.90%           --           N/A
         Inception May 2 ............................    --         10.00           --            N/A           N/A           N/A
Multi-Style Equity Fund
   2013  Total ......................................    13                        186                         0.55%
         Monument Advisor ...........................    --         13.95           --          32.98%           --           N/A
   2012  Total ......................................     4                         46                         1.35%
         Monument Advisor ...........................    --         10.49           --          15.66%           --           N/A
   2011  Total ......................................     1                         11                         0.52%
         Monument Advisor ...........................    --          9.07           --          -9.12%           --           N/A
         Inception May 2 ............................    --          9.98           --            N/A           N/A           N/A
Non U.S. Fund
   2013  Total ......................................    16                        185                         1.71%
         Monument Advisor ...........................    --         11.58           --          21.89%           --           N/A
   2012  Total ......................................    14                        133                         1.89%
         Monument Advisor ...........................    --          9.50           --          19.80%           --           N/A
   2011  Total ......................................     4                         28                         0.82%
         Monument Advisor ...........................    --          7.93           --         -20.86%           --           N/A
         Inception May 2 ............................    --         10.02           --            N/A           N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                     UNITS             NET ASSETS            INVESTMENT
--------------------------------------------------  ----------   UNIT   -----------   TOTAL     INCOME     EXPENSE
       YEAR    PRODUCT                                 (000s)   VALUE      (000s)    RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST:
    Balanced Strategy Fund
       2013    Total .............................        --             $    --                 0.00%
               Monument Advisor ..................        --    $10.10        --      0.70%        --         N/A
               Inception Nov 15 ..................        --     10.03        --       N/A        N/A         N/A
    Conservative Strategy Fund
       2013    Total .............................         3                  26                 0.00%
               Monument Advisor ..................        --     10.02        --      0.10%        --         N/A
               Inception Nov 15 ..................        --     10.01        --       N/A        N/A         N/A
    Defensive Strategy Fund
       2013    Total .............................        --                  --                 0.00%
               Monument Advisor ..................        --     10.00        --      0.00%        --         N/A
               Inception Nov 15 ..................        --     10.00        --       N/A        N/A         N/A
    Market Growth Strategy Fund
       2013    Total .............................         1                 15                  0.00%
               Monument Advisor ..................        --     10.14        --      1.10%        --         N/A
               Inception Nov 15 ..................        --     10.03        --       N/A        N/A         N/A
    Market Plus Strategy Fund
       2013    Total .............................         1                   8                 0.00%
               Monument Advisor ..................        --     10.21        --      1.69%        --         N/A
               Inception Nov 15 ..................        --     10.04        --       N/A        N/A         N/A
    Moderate Strategy Fund
       2013    Total .............................        --                  --                 0.00%
               Monument Advisor ..................        --     10.04        --      0.20%        --         N/A
               Inception Nov 15 ..................        --     10.02        --       N/A        N/A         N/A
T. ROWE PRICE EQUITY SERIES, INC:
    Blue Chip Growth Portfolio II
       2013    Total .............................       844              15,972                 0.00%
               Monument Advisor ..................        --     18.93        --     40.85%        --         N/A
       2012    Total .............................       718               9,649                 0.00%
               Monument Advisor ..................        --     13.44        --     17.89%        --         N/A
       2011    Total .............................       570               6,499                 0.00%
               Monument Advisor ..................        --     11.40        --      1.33%        --         N/A
       2010    Total .............................       536               6,031                 0.00%
               Monument Advisor ..................        --     11.25        --     15.98%        --         N/A
       2009    Total .............................       506               4,907                 0.00%
               Monument Advisor ..................        --      9.70        --     41.81%        --         N/A
    Equity Income Portfolio II
       2013    Total .............................       816              12,770                 1.35%
               Monument Advisor ..................        --     15.66        --     29.42%        --         N/A
       2012    Total .............................       636               7,700                 1.95%
               Monument Advisor ..................        --     12.10        --     16.91%        --         N/A
       2011    Total .............................       545               5,644                 1.42%
               Monument Advisor ..................        --     10.35        --     -1.05%        --         N/A
       2010    Total .............................       636               6,653                 1.74%
               Monument Advisor ..................        --     10.46        --     14.82%        --         N/A
       2009    Total .............................       471               4,295                 1.73%
               Monument Advisor ..................        --      9.11        --     25.14%        --         N/A
    Health Sciences Portfolio II
       2013    Total .............................       363              10,711                 0.00%
               Monument Advisor ..................        --     29.52        --     50.54%        --         N/A
       2012    Total .............................       299               5,865                 0.00%
               Monument Advisor ..................        --     19.61        --     31.00%        --         N/A
       2011    Total .............................       154               2,306                 0.00%
               Monument Advisor ..................        --     14.97        --     10.40%        --         N/A
       2010    Total .............................        97               1,322                 0.00%
               Monument Advisor ..................        --     13.56        --     15.31%        --         N/A
       2009    Total .............................        90               1,056                 0.00%
               Monument Advisor ..................        --     11.76        --     31.25%        --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================
                                                    AS OF DECEMBER 31 (UNLESS NOTED)
                                                    --------------------------------
                  FUND DESCRIPTION                    UNITS             NET ASSETS           INVESTMENT
--------------------------------------------------  ----------   UNIT  ------------   TOTAL    INCOME    EXPENSE
       YEAR    PRODUCT                                (000s)     VALUE    (000s)     RETURN     RATIO     RATIO
------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.:
    Limited-Term Bond Portfolio II
       2013    Total .............................       347              $4,162                 1.25%
               Monument Advisor ..................        --    $11.98        --      -0.08%       --         N/A
       2012    Total .............................       151               1,813                 1.83%
               Monument Advisor ..................        --     11.99        --       2.39%       --         N/A
       2011    Total .............................       272               3,190                 2.13%
               Monument Advisor ..................        --     11.71        --       1.21%       --         N/A
       2010    Total .............................       197               2,281                 2.62%
               Monument Advisor ..................        --     11.57        --       2.84%       --         N/A
       2009    Total .............................       206               2,317                 3.24%
               Monument Advisor ..................        --     11.25        --       7.35%       --         N/A
THIRD AVENUE VARIABLE SERIES TRUST:
    Value Portfolio
       2013    Total .............................       286               4,258                 3.14%
               Monument Advisor ..................        --     14.87        --      18.96%       --         N/A
               Monument ..........................        --     20.37        --      17.47%       --        1.30%
       2012    Total .............................       359               4,488                 0.90%
               Monument Advisor ..................        --     12.50        --      27.42%       --         N/A
               Monument ..........................        --     17.34        --      25.65%       --        1.30%
       2011    Total .............................       342               3,361                 1.77%
               Monument Advisor ..................        --      9.81        --     -21.33%       --         N/A
               Monument ..........................        --     13.80        --     -22.34%       --        1.30%
       2010    Total .............................       341               4,251                 3.81%
               Monument Advisor ..................        --     12.47        --      14.09%       --         N/A
               Monument ..........................        --     17.77        --      12.61%       --        1.30%
       2009    Total .............................       386               4,234                 0.00%
               Monument Advisor ..................        --     10.93        --      45.35%       --         N/A
               Monument ..........................        --     15.78        --      43.45%       --        1.30%
TIMOTHY PLAN VARIABLE SERIES:
    Conservative Growth Portfolio
       2013    Total .............................       146               1,820                 1.22%
               Monument Advisor ..................        --     12.45        --      10.08%       --         N/A
       2012    Total .............................        52                 594                 4.17%
               Monument Advisor ..................        --     11.31        --       7.82%       --         N/A
       2011    Total .............................        14                 151                 3.23%
               Monument Advisor ..................        --     10.49        --       1.94%       --         N/A
       2010    Total .............................        --                  --                 0.00%
               Monument Advisor ..................        --     10.29        --       2.80%       --         N/A
               Inception Nov 19 ..................        --     10.01        --        N/A       N/A         N/A
    Strategic Growth Portfolio
       2013    Total .............................       115               1,538                 0.92%
               Monument Advisor ..................        --     13.32        --      18.19%       --         N/A
       2012    Total .............................        23                 262                 1.46%
               Monument Advisor ..................        --     11.27        --      11.36%       --         N/A
       2011    Total .............................        13                 133                 0.28%
               Monument Advisor ..................        --     10.12        --      -3.71%        --        N/A
       2010    Total .............................        11                 120                 0.00%
               Monument Advisor ..................        --     10.51        --       4.89%       --         N/A
               Inception Nov 19 ..................        --     10.02        --        N/A       N/A         N/A
VAN ECK VIP TRUST:
    Emerging Markets Fund
       2013    Total .............................        443             11,373       1.29%
               Monument Advisor ..................         --    25.67        --      12.00%       --         N/A
               Monument ..........................         --    24.20        --      10.55%       --        1.30%
       2012    Total .............................        312              7,148                 0.00%
               Monument Advisor ..................         --    22.92        --      29.78%       --         N/A
               Monument ..........................         --    21.89        --      28.16%       --        1.30%
       2011    Total .............................        187              3,302                 1.33%
               Monument Advisor ..................         --    17.66        --     -25.70%       --         N/A
               Monument ..........................         --    17.08        --     -26.70%       --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)      VALUE      (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
  Emerging Markets Fund (continued)
    2010   Total .............................       362               $    8,608                  0.60%
           Monument Advisor ..................        --   $   23.77           --    26.84%          --       N/A
           Monument ..........................        --       23.30           --    25.20%          --      1.30%
    2009   Total .............................       304                    5,704                  0.05%
           Monument Advisor ..................        --       18.74           --   113.20%          --       N/A
           Monument ..........................        --       18.61           --   110.52%          --      1.30%
  Global Gold Fund
    2013   Total .............................        86                      660                  0.00%
           Monument Advisor ..................        --        7.65           --   -21.70%          --       N/A
           Inception May 1 ...................        --        9.77           --      N/A          N/A       N/A
  Global Hard Assets Fund
    2013   Total .............................       182                    5,084                  0.70%
           Monument Advisor ..................        --       27.86           --    10.56%          --       N/A
           Monument ..........................        --       35.59           --     9.10%          --      1.30%
    2012   Total .............................       205                    5,176                  0.70%
           Monument Advisor ..................        --       25.20           --     3.36%          --       N/A
           Monument ..........................        --       32.62           --     2.03%          --      1.30%
    2011   Total .............................       218                    5,310                  1.07%
           Monument Advisor ..................        --       24.38           --   -16.45%          --       N/A
           Monument ..........................        --       31.97           --   -17.52%          --      1.30%
    2010   Total .............................       222                    6,471                  0.36%
           Monument Advisor ..................        --       29.18           --    29.23%          --       N/A
           Monument ..........................        --       38.76           --    27.54%          --      1.30%
    2009   Total .............................       184                    4,157                  0.23%
           Monument Advisor ..................        --       22.58           --    57.57%          --       N/A
           Monument ..........................        --       30.39           --    55.53%          --      1.30%
  Multi-Manager Alternatives Fund
    2013   Total .............................       104                    1,284                  0.00%
           Monument Advisor ..................        --       12.29           --     5.04%          --       N/A
           Monument ..........................        --       10.64           --     3.60%          --      1.30%
    2012   Total .............................       118                    1,381                  0.00%
           Monument Advisor ..................        --       11.70           --     1.30%          --       N/A
           Monument ..........................        --       10.27           --     0.10%          --      1.30%
    2011   Total .............................       114                    1,316                  0.89%
           Monument Advisor ..................        --       11.55           --    -2.28%          --       N/A
           Monument ..........................        --       10.26           --    -3.57%          --      1.30%
    2010   Total .............................       126                    1,494                  0.00%
           Monument Advisor ..................        --       11.82           --     4.97%          --       N/A
           Monument ..........................        --       10.64           --     3.60%          --      1.30%
    2009   Total .............................       136                    1,528                  0.16%
           Monument Advisor ..................        --       11.26           --    13.85%          --       N/A
           Monument ..........................        --       10.27           --    12.36%          --      1.30%
  Unconstrained Emerging Markets Bond Fund
    2013   Total .............................        54                      746                  2.70%
           Monument Advisor ..................        --       13.78           --    -9.16%          --       N/A
           Monument ..........................        --       17.09           --   -10.34%          --      1.30%
    2012   Total .............................        68                    1,024                  2.47%
           Monument Advisor ..................        --       15.17           --     5.57%          --       N/A
           Monument ..........................        --       19.06           --     4.15%          --      1.30%
    2011   Total .............................        98                    1,415                  7.73%
           Monument Advisor ..................        --       14.37           --     8.13%          --       N/A
           Monument ..........................        --       18.30           --     6.77%          --      1.30%
    2010   Total .............................       102                    1,352                  4.56%
           Monument Advisor ..................        --       13.29           --     6.15%          --       N/A
           Monument ..........................        --       17.14           --     4.83%          --      1.30%
    2009   Total .............................       169                    2,111                  4.18%
           Monument Advisor ..................        --       12.52           --     6.01%          --       N/A
           Monument ..........................        --       16.35           --     4.61%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND:
  Balanced Portfolio
    2013   Total .............................       905               $   13,564                  2.20%
           Monument Advisor ..................        --   $   14.99           --    19.92%          --       N/A
    2012   Total .............................       427                    5,342                  2.36%
           Monument Advisor ..................        --       12.50           --    12.51%          --       N/A
    2011   Total .............................       259                    2,871                  1.92%
           Monument Advisor ..................        --       11.11           --     3.73%          --       N/A
    2010   Total .............................        85                      912                  1.68%
           Monument Advisor ..................        --       10.71           --    10.98%          --       N/A
    2009   Total .............................        16                      156                  4.51%
           Monument Advisor ..................        --        9.65           --    22.93%          --       N/A
  Capital Growth Portfolio
    2013   Total .............................       377                    6,382                  0.93%
           Monument Advisor ..................        --       16.95           --    38.48%          --       N/A
    2012   Total .............................       135                    1,650                  0.84%
           Monument Advisor ..................        --       12.24           --    15.47%          --       N/A
    2011   Total .............................        67                      714                  0.87%
           Monument Advisor ..................        --       10.60           --    -0.93%          --       N/A
    2010   Total .............................        65                      695                  0.90%
           Monument Advisor ..................        --       10.70           --    13.11%          --       N/A
    2009   Total .............................        47                      448                  1.01%
           Monument Advisor ..................        --        9.46           --    34.38%          --       N/A
  Diversified Value Portfolio
    2013   Total .............................       401                    6,011                  1.82%
           Monument Advisor ..................        --       14.98           --    29.36%          --       N/A
    2012   Total .............................       220                    2,542                  1.82%
           Monument Advisor ..................        --       11.58           --    16.50%          --       N/A
    2011   Total .............................       101                    1,004                  1.97%
           Monument Advisor ..................        --        9.94           --     3.97%          --       N/A
    2010   Total .............................        95                      907                  2.11%
           Monument Advisor ..................        --        9.56           --     9.38%          --       N/A
    2009   Total .............................        56                      488                  3.88%
           Monument Advisor ..................        --        8.74           --    26.85%          --       N/A
  Equity Income Portfolio
    2013   Total                                   1,482                   28,196                  1.55%
           Monument Advisor ..................        --       19.03           --    30.08%          --       N/A
    2012   Total .............................       342                    5,010                  1.77%
           Monument Advisor ..................        --       14.63           --    13.41%          --       N/A
    2011   Total .............................       107                    1,386                  1.72%
           Monument Advisor ..................        --       12.90           --    10.26%          --       N/A
    2010   Total .............................        21                      241                  0.00%
           Monument Advisor ..................        --       11.70           --    14.71%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.20           --     2.20%          --       N/A
           Inception Nov 20 ..................        --        9.98           --      N/A          N/A       N/A
  Equity Index Portfolio
    2013   Total .............................       870                   13,116                  1.49%
           Monument Advisor ..................        --       15.07           --    32.19%          --       N/A
    2012   Total .............................       574                    6,547                  1.59%
           Monument Advisor ..................        --       11.40           --    15.85%          --       N/A
    2011   Total .............................       389                    3,828                  1.61%
           Monument Advisor ..................        --        9.84           --     1.97%          --       N/A
    2010   Total .............................       309                    2,980                  2.00%
           Monument Advisor ..................        --        9.65           --    14.88%          --       N/A
    2009   Total .............................       276                    2,319                  2.28%
           Monument Advisor ..................        --        8.40           --    26.51%          --       N/A
  Growth Portfolio
    2013   Total .............................       222                    4,026                  0.46%
           Monument Advisor ..................        --       18.13           --    35.30%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL      INCOME    EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
  Growth Portfolio (continued)
    2012   Total .............................       189               $    2,531                  0.31%
           Monument Advisor ..................        --   $   13.40           --    18.37%          --       N/A
    2011   Total .............................       108                    1,226                  0.55%
           Monument Advisor ..................        --       11.32           --    -0.79%          --       N/A
    2010   Total .............................        51                      585                  0.70%
           Monument Advisor ..................        --       11.41           --    11.75%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.21           --     2.61%          --       N/A
           Inception Nov 20 ..................        --        9.95           --      N/A          N/A       N/A
  High Yield Bond Portfolio
    2013   Total .............................       673                    9,906                  5.17%
           Monument Advisor ..................        --       14.71           --     4.33%          --       N/A
    2012   Total .............................       630                    8,884                  4.39%
           Monument Advisor ..................        --       14.10           --    14.36%          --       N/A
    2011   Total .............................       142                    1,747                  5.65%
           Monument Advisor ..................        --       12.33           --     6.85%          --       N/A
    2010   Total .............................        42                      486                  9.47%
           Monument Advisor ..................        --       11.54           --    12.15%          --       N/A
    2009   Total .............................        17                      171                  0.00%
           Monument Advisor ..................        --       10.29           --     2.90%          --       N/A
           Inception Nov 20 ..................        --       10.00           --      N/A          N/A       N/A
  International Portfolio
    2013   Total .............................       914                   11,015                  1.41%
           Monument Advisor ..................        --       12.05           --    23.21%          --       N/A
    2012   Total .............................       689                    6,734                  1.75%
           Monument Advisor ..................        --        9.78           --    20.15%          --       N/A
    2011   Total .............................       474                    3,861                  1.26%
           Monument Advisor ..................        --        8.14           --   -13.50%          --       N/A
    2010   Total .............................       198                    1,864                  1.64%
           Monument Advisor ..................        --        9.41           --    15.60%          --       N/A
    2009   Total .............................       162                    1,318                  2.83%
           Monument Advisor ..................        --        8.14           --    42.81%          --       N/A
  Mid-Cap Index Portfolio
    2013   Total .............................       352                    7,162                  0.87%
           Monument Advisor ..................        --       20.33           --    34.99%          --       N/A
    2012   Total .............................       209                    3,149                  0.94%
           Monument Advisor ..................        --       15.06           --    15.76%          --       N/A
    2011   Total .............................       137                    1,776                  0.68%
           Monument Advisor ..................        --       13.01           --    -2.03%          --       N/A
    2010   Total .............................        51                      682                  0.51%
           Monument Advisor ..................        --       13.28           --    25.40%          --       N/A
    2009   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.59           --     6.43%          --       N/A
           Inception Nov 20 ..................        --        9.95           --      N/A          N/A       N/A
  REIT Index Portfolio
    2013   Total .............................       879                   15,797                  1.64%
           Monument Advisor ..................        --       17.97           --     2.33%          --       N/A
    2012   Total .............................       463                    8,126                  1.64%
           Monument Advisor ..................        --       17.56           --    17.46%          --       N/A
    2011   Total .............................       285                    4,268                  1.29%
           Monument Advisor ..................        --       14.95           --     8.41%          --       N/A
    2010   Total .............................       164                    2,268                  1.95%
           Monument Advisor ..................        --       13.79           --    28.28%          --       N/A
    2009   Total .............................        25                      269                  0.00%
           Monument Advisor ..................        --       10.75           --     8.04%          --       N/A
           Inception Nov 20 ..................        --        9.95           --      N/A          N/A       N/A
  Short-Term Investment Grade Portfolio
    2013   Total                                   2,797                   34,450                  1.76%
           Monument Advisor ..................        --       12.32           --     1.07%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE      (000s)      RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
  Short-Term Investment Grade Portfolio (continued)
    2012   Total .............................     1,509               $   18,384                  2.28%
           Monument Advisor ..................        --   $   12.19           --     4.46%          --       N/A
    2011   Total .............................     1,170                   13,652                  2.99%
           Monument Advisor ..................        --       11.67           --     2.01%          --       N/A
    2010   Total .............................       680                    7,781                  2.61%
           Monument Advisor ..................        --       11.44           --     5.24%          --       N/A
    2009   Total .............................       428                    4,648                  4.09%
           Monument Advisor ..................        --       10.87           --    13.82%          --       N/A
  Small Company Growth Portfolio
    2013   Total .............................       397                    8,537                  0.55%
           Monument Advisor ..................        --       21.53           --    46.56%          --       N/A
    2012   Total .............................       182                    2,672                  0.21%
           Monument Advisor ..................        --       14.69           --    14.68%          --       N/A
    2011   Total .............................       127                    1,631                  0.17%
           Monument Advisor ..................        --       12.81           --     1.34%          --       N/A
    2010   Total .............................        82                    1,032                  0.35%
           Monument Advisor ..................        --       12.64           --    31.80%          --       N/A
    2009   Total .............................        61                      583                  0.61%
           Monument Advisor ..................        --        9.59           --    39.39%          --       N/A
  Total Bond Market Index Portfolio
    2013   Total .............................     1,419                   18,095                  2.75%
           Monument Advisor ..................        --       12.75           --    -2.30%          --       N/A
    2012   Total .............................     1,346                   17,560                  2.34%
           Monument Advisor ..................        --       13.05           --     3.98%          --       N/A
    2011   Total .............................       799                   10,023                  3.01%
           Monument Advisor ..................        --       12.55           --     7.73%          --       N/A
    2010   Total .............................       531                    6,184                  3.14%
           Monument Advisor ..................        --       11.65           --     6.49%          --       N/A
    2009   Total .............................       334                    3,650                  3.98%
           Monument Advisor ..................        --       10.94           --     5.91%          --       N/A
  Total Stock Market Index Portfolio
    2013   Total .............................     1,963                   30,419                  1.18%
           Monument Advisor ..................        --       15.50           --    33.28%          --       N/A
    2012   Total .............................       813                    9,459                  1.38%
           Monument Advisor ..................        --       11.63           --    16.30%          --       N/A
    2011   Total .............................       510                    5,093                  1.05%
           Monument Advisor ..................        --       10.00           --     0.91%          --       N/A
    2010   Total .............................       325                    3,222                  1.55%
           Monument Advisor ..................        --        9.91           --    17.14%          --       N/A
    2009   Total .............................       180                    1,523                  2.01%
           Monument Advisor ..................        --        8.46           --    28.18%          --       N/A
VARIABLE INSURANCE TRUST:
  Vice Fund
    2013   Total .............................        72                      984                  0.39%
           Monument Advisor ..................        --       13.75           --    35.07%          --       N/A
    2012   Total .............................         2                       22                  0.00%
           Monument Advisor ..................        --       10.18           --     1.80%          --       N/A
           Inception November 16 .............                 10.00
VIRTUS VARIABLE INSURANCE TRUST:
  International Series
    2013   Total .............................       222                    2,837                  2.45%
           Monument Advisor ..................        --       12.76           --     7.77%          --       N/A
    2012   Total .............................       120                    1,422                  3.66%
           Monument Advisor ..................        --       11.84           --    16.54%          --       N/A
    2011   Total .............................         1                        7                  0.69%
           Monument Advisor ..................        --       10.16           --     1.80%          --       N/A
           Inception November 18 .............        --        9.98           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL     INCOME     EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN     RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------
VIRTUS VARIABLE INSURANCE TRUST: (continued)
  Multi-Sector Fixed Income Series
    2013   Total .............................       270               $    3,191                  4.27%
           Monument Advisor ..................        --   $   11.81           --     2.25%          --       N/A
    2012   Total .............................       800                    9,243                  6.90%
           Monument Advisor ..................        --       11.55           --    14.70%          --       N/A
    2011   Total .............................        90                      902                  8.39%
           Monument Advisor ..................        --       10.07           --     0.80%          --       N/A
           Inception November 18 .............        --        9.99           --      N/A          N/A       N/A
  Premium AlphaSector Series
    2013   Total .............................     1,178                   17,393                  0.57%
           Monument Advisor ..................        --       14.77           --    28.77%          --       N/A
    2012   Total .............................       340                    3,903                  2.10%
           Monument Advisor ..................        --       11.47           --    10.61%          --       N/A
    2011   Total .............................        28                      294                  0.99%
           Monument Advisor ..................        --       10.37           --     3.60%          --       N/A
           Inception November 18 .............        --       10.01           --      N/A          N/A       N/A
  Real Estate Securities Series
    2013   Total .............................       175                    2,199                  1.56%
           Monument Advisor ..................        --       12.59           --     0.88%          --       N/A
    2012   Total .............................       124                    1,543                  1.43%
           Monument Advisor ..................        --       12.48           --    16.96%          --       N/A
    2011   Total .............................        11                      114                  1.07%
           Monument Advisor ..................        --       10.67           --     5.75%          --       N/A
           Inception November 18 .............        --       10.09           --      N/A          N/A       N/A
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
    2013   Total .............................       352                   10,949                  0.01%
           Monument Advisor ..................        --       31.19           --    43.80%          --       N/A
           Monument ..........................        --       25.84           --    41.98%          --      1.30%
    2012   Total .............................       106                    2,284                  0.00%
           Monument Advisor ..................        --       21.69           --    17.75%          --       N/A
           Monument ..........................        --       18.20           --    16.22%          --      1.30%
    2011   Total .............................        70                    1,271                  0.00%
           Monument Advisor ..................        --       18.42           --     0.44%          --       N/A
           Monument ..........................        --       15.66           --    -0.89%          --      1.30%
    2010   Total .............................        86                    1,537                  0.00%
           Monument Advisor ..................        --       18.34           --    35.55%          --       N/A
           Monument ..........................        --       15.80           --    33.78%          --      1.30%
    2009   Total .............................        37                      478                  0.00%
           Monument Advisor ..................        --       13.53           --    40.21%          --       N/A
           Monument ..........................        --       11.81           --    38.45%          --      1.30%
  Opportunity Fund
    2013   Total .............................        21                      460                  0.19%
           Monument Advisor ..................        --       21.40           --    30.73%          --       N/A
           Monument ..........................        --       26.00           --    28.97%          --      1.30%
    2012   Total .............................        23                      372                  0.09%
           Monument Advisor ..................        --       16.37           --    15.53%          --       N/A
           Monument ..........................        --       20.16           --    14.03%          --      1.30%
    2011   Total .............................        26                      370                  0.16%
           Monument Advisor ..................        --       14.17           --    -5.53%          --       N/A
           Monument ..........................        --       17.68           --    -6.70%          --      1.30%
    2010   Total .............................        17                      250                  1.23%
           Monument Advisor ..................        --       15.00           --    23.76%          --       N/A
           Monument ..........................        --       18.95           --    22.10%          --      1.30%
    2009   Total .............................        38                      464                  0.00%
           Monument Advisor ..................        --       12.12           --    47.80%          --       N/A
           Monument ..........................        --       15.52           --    45.86%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================
                                                 AS OF DECEMBER 31 (UNLESS NOTED)
                                                 --------------------------------
               FUND DESCRIPTION                   UNITS                NET ASSETS            INVESTMENT
----------------------------------------------   -------     UNIT      ----------    TOTAL      INCOME    EXPENSE
    YEAR   PRODUCT                                (000s)     VALUE       (000s)     RETURN      RATIO      RATIO
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS: (continued)
  Small Cap Value Fund
    2013   Total .............................        49               $      585                  0.68%
           Monument Advisor ..................        --   $   11.92           --    14.73%          --       N/A
    2012   Total .............................        40                      415                  0.72%
           Monument Advisor ..................        --       10.39           --    13.93%          --       N/A
    2011   Total .............................        37                      339                  0.78%
           Monument Advisor ..................        --        9.12           --    -7.22%          --       N/A
    2010   Total .............................        16                      160                  0.82%
           Monument Advisor ..................        --        9.83           --    17.30%          --       N/A
    2009   Total .............................        90                      752                  0.19%
           Monument Advisor ..................        --        8.38           --    60.23%          --       N/A
WILSHIRE VARIABLE INSURANCE TRUST:
  2015 ETF Fund
    2013   Total .............................        12                      134                  0.61%
           Monument Advisor ..................        --       11.56           --    10.41%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.47           --     4.28%          --       N/A
           Inception May 1 ...................                 10.04
  2035 ETF Fund
    2013   Total .............................        25                      304                  4.01%
           Monument Advisor ..................        --       12.12           --    14.99%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.54           --     4.88%          --       N/A
           Inception May 1 ...................                 10.05
  Equity Fund
    2013   Total .............................         5                       63                  1.22%
           Monument Advisor ..................        --       13.23           --    30.34%          --       N/A
    2012   Total .............................        14                      144                  5.29%
           Monument Advisor ..................        --       10.15           --     0.89%          --       N/A
           Inception May 1 ...................                 10.06
  Income Fund
    2013   Total .............................        13                      131                  3.36%
           Monument Advisor ..................        --       10.22           --    -2.20%          --       N/A
    2012   Total .............................         1                        7                  5.38%
           Monument Advisor ..................        --       10.45           --     4.50%          --       N/A
           Inception May 1 ...................                 10.00
  International Equity Fund
    2013   Total .............................         1                        7                  0.03%
           Monument Advisor ..................        --       12.19           --    13.18%          --       N/A
    2012   Total .............................        11                      121                  2.15%
           Monument Advisor ..................        --       10.77           --     7.38%          --       N/A
           Inception May 1 ...................                 10.03
  Small Cap Fund
    2013   Total .............................        12                      165                  0.00%
           Monument Advisor ..................        --       13.32           --    40.21%          --       N/A
    2012   Total .............................        14                      131                  0.00%
           Monument Advisor ..................        --        9.50           --    -4.90%          --       N/A
           Inception May 1 ...................                  9.99
  Socially Responsible Fund
    2013   Total .............................         2                       29                  5.20%
           Monument Advisor ..................        --       13.38           --    29.03%          --       N/A
    2012   Total .............................        --                       --                  0.00%
           Monument Advisor ..................        --       10.37           --     3.29%          --       N/A
           Inception May 1                                     10.04

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2013 was as follows:

                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS            UNITS           END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
ADVISORS PREFERRED TRUST:
  Gold Bullion Strategy .................................     a              --         40,696.3               --       40,696.3
THE ALGER PORTFOLIOS:
  Capital Appreciation ..................................              259,839.7       378,475.4       (242,236.1)     396,079.0
  Large Cap Growth ......................................              106,126.5       172,597.9       (109,624.4)     169,100.0
  Mid Cap Growth ........................................               35,206.0       133,323.0        (98,162.9)      70,366.1
  Small Cap Growth ......................................               14,866.9           344.0         (1,241.0)      13,969.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC:
  Dynamic Asset Allocation ..............................                  361.9        45,649.8        (12,611.1)      33,400.6
  Global Thematic Growth ................................               31,730.5       489,878.6       (489,347.9)      32,261.2
  Growth and Income .....................................              172,990.6       295,962.7       (137,733.7)     331,219.6
  International Growth ..................................               86,140.2       101,297.9        (37,182.4)     150,255.7
  International Value ...................................               77,256.0       340,196.9       (156,015.6)     261,437.3
  Small Cap Growth ......................................              112,081.3        15,634.6        (45,618.1)      82,097.8
  Small-Mid Cap Value ...................................              265,992.5       114,837.9        (95,675.9)     285,154.5
ALPS VARIABLE INSURANCE TRUST:
 Alerian Energy Infrastructure ..........................     c               --       316,059.9         (4,780.3)     311,279.6
ALPS VARIABLE INSURANCE TRUST:                                b
Ibbotson ETF Asset Allocation Series:
  Aggressive Growth .....................................                4,216.0        46,556.7         (6,192.9)      44,579.8
  Balanced ..............................................              234,543.4        70,895.4        (24,056.3)     281,382.5
  Conservative ..........................................              303,001.6       139,919.4        (98,442.9)     344,478.1
  Growth ................................................              151,478.1        43,464.9        (19,625.7)     175,317.3
  Income and Growth .....................................              145,806.1        15,376.0         (8,656.1)     152,526.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ..............................................              132,944.6       496,057.6       (500,412.3)     128,589.9
  Income & Growth .......................................              339,906.7       157,203.8       (263,455.4)     233,655.1
  Inflation Protection ..................................              428,449.1       164,080.6       (393,567.7)     198,962.0
  International .........................................              116,360.1       148,508.6       (170,425.8)      94,442.9
  Large Company Value ...................................               62,507.1        31,427.5        (16,340.4)      77,594.2
  Mid Cap Value .........................................              364,422.5       446,077.7       (336,132.8)     474,367.4
  Ultra .................................................               54,621.5        89,389.5        (47,103.0)      96,908.0
  Value .................................................              186,915.7       162,408.5        (82,829.3)     266,494.9
  Vista .................................................                6,037.2        92,343.4        (88,421.1)       9,959.5
AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation ......................................     a               --        13,578.0             (0.9)      13,577.1
  Blue Chip Income and Growth ...........................     a               --        10,133.9            (14.3)      10,119.6
  Bond ..................................................     a               --         6,921.2             (8.1)       6,913.1
  Global Bond ...........................................     a               --           998.6             (0.2)         998.4
  Growth ................................................     a               --         9,622.9            (12.3)       9,610.6
  Growth-Income .........................................     a               --        10,413.7            (14.2)      10,399.5
  High Income Bond ......................................     a               --         9,168.9            (12.6)       9,156.3
  International .........................................     a               --        17,299.8            (12.0)      17,287.8
  Managed Risk Asset Allocation .........................     a               --        14,591.7             (2.0)      14,589.7
  Managed Risk Blue Chip and Growth .....................     a               --         1,956.1             (0.4)       1,955.7
  Managed Risk Growth ...................................     a               --         1,489.3             (0.4)       1,488.9
  Managed Risk Growth-Income ............................     a               --         3,536.1             (1.9)       3,534.2
  Managed Risk International ............................     a               --           167.8              0.0          167.8
BLACKROCK VARIABLE SERIES FUNDS:
  Capital Appreciation ..................................                6,117.2        12,648.2         (5,275.2)      13,490.2
  Equity Dividend .......................................              240,307.2       117,881.7        (76,372.7)     281,816.2
  Global Allocation .....................................              246,694.1       662,809.6       (173,355.4)     736,148.3
  High Yield ............................................            1,340,556.9     1,850,533.9     (1,779,187.0)   1,411,903.8
  Large Cap Core ........................................                4,425.0        24,626.3        (17,411.3)      11,640.0
  Large Cap Growth ......................................               16,167.3        39,608.0        (28,036.3)      27,739.0
  Large Cap Value .......................................                5,358.8        19,540.6         (4,861.0)      20,038.4
  Total Return ..........................................               32,830.8     1,408,998.8     (1,176,025.6)     265,804.0
  U.S. Government Bond ..................................                2,900.4        10,959.2         (2,902.1)      10,957.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  Select Large-Cap Value ................................              161,578.5        91,821.7       (135,259.1)     118,141.1
  Select Smaller-Cap Value ..............................               47,216.3       271,257.6       (103,326.5)     215,147.4
  Seligman Global Technology ............................              136,614.6       113,370.8        (72,074.7)     177,910.7
CREDIT SUISSE TRUST:
  Commodity Return Strategy .............................              240,069.6       208,954.2        (76,574.6)     372,449.2
DFA INVESTMENT DIMENSIONS GROUP, INC.:
  VA Global Bond ........................................            1,619,765.5     2,483,072.2       (339,092.2)   3,763,745.5
  VA International Small ................................              450,790.1       566,382.1       (173,719.1)     843,453.1
  VA International Value ................................              690,790.4     1,495,307.7       (685,289.6)   1,500,808.5
  VA Short-Term Fixed ...................................              795,770.2     1,086,652.8       (277,765.1)   1,604,657.9
  VA U.S. Large Value ...................................              776,727.8       845,240.0       (380,059.8)   1,241,908.0
  VA U.S. Targeted Value ................................              494,177.2       545,656.1       (205,732.6)     834,100.7
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ....................................              260,611.1     2,688,940.2     (1,123,074.1)   1,826,477.2
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .................................              164,947.4       448,477.7       (175,687.2)     437,737.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...............               11,931.9        37,681.1         (8,937.3)      40,675.7
DREYFUS STOCK INDEX FUND: ...............................              735,913.7     1,521,690.1       (969,409.9)   1,288,193.9
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ...................................              256,801.2       111,100.9       (128,356.8)     239,545.3
EATON VANCE VARIABLE TRUST:
  Floating-Rate Income ..................................            1,240,042.6     3,235,548.5     (1,315,805.2)   3,159,785.9
  Large-Cap Value .......................................               42,711.1         9,429.3        (10,285.5)      41,854.9
FEDERATED INSURANCE SERIES:
  High Income Bond II ...................................              613,813.3       600,448.8       (706,478.6)     507,783.5
  Kaufmann II ...........................................               36,371.7       268,670.7       (253,430.8)      51,611.6
  Managed Tail Risk II ..................................     a               --         3,219.6         (2,086.4)       1,133.2
  Managed Volatility II .................................              171,313.9       633,241.7       (285,164.5)     519,391.1
FIDELITY VARIABLE INSURANCE PRODUCTS:
  Balanced ..............................................               79,646.8       285,834.0        (99,586.5)     265,894.3
  Contrafund ............................................              420,005.6       682,050.4       (211,325.3)     890,730.7
  Disciplined Small Cap .................................               16,629.0        53,263.4        (41,936.1)      27,956.3
  Dynamic Capital Appreciation ..........................               21,607.3        12,661.6        (16,957.6)      17,311.3
  Equity-Income .........................................               68,350.9       108,192.5        (23,631.8)     152,911.6
  Funds Manager 20% .....................................                  547.6         5,131.7         (4,111.1)       1,568.2
  Funds Manager 50% .....................................                     --        74,924.6        (25,356.7)      49,567.9
  Funds Manager 60% .....................................                     --       128,638.9         (4,452.7)     124,186.2
  Funds Manager 70% .....................................                     --            83.7               --           83.7
  Funds Manager 85% .....................................                     --         7,192.7         (7,079.0)         113.7
  Growth ................................................               96,588.9       474,369.7       (404,797.6)     166,161.0
  Growth & Income .......................................               57,726.4        89,341.4        (67,988.9)      79,078.9
  Growth Opportunities ..................................               46,840.1        64,414.2        (37,615.9)      73,638.4
  High Income ...........................................              750,639.3       408,483.5       (689,625.5)     469,497.3
  International Capital Appreciation ....................              130,433.7       193,270.9       (150,116.6)     173,588.0
  Investment Grade Bond .................................              544,604.3        89,034.4       (500,361.4)     133,277.3
  Mid Cap ...............................................               89,633.1       160,573.1        (63,299.4)     186,906.8
  Overseas ..............................................               54,700.3       493,764.0       (276,408.3)     272,056.0
  Real Estate ...........................................              221,867.6       253,743.8       (143,858.2)     331,753.2
  Strategic Income ......................................              568,013.0       488,408.7       (288,409.9)     768,011.8
  Target Volatility .....................................     c               --        17,902.0         (7,141.8)      10,760.2
  Value .................................................               15,215.4        76,101.8        (23,437.5)      67,879.7
  Value Leaders .........................................                     --         7,860.1           (398.1)       7,462.0
  Value Strategies ......................................               16,143.4       102,654.7        (95,902.3)      22,895.8
FIRST EAGLE VARIABLE FUNDS:
  Overseas Variable .....................................              662,052.9       496,609.9       (209,508.9)     949,153.9
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
  Global Real Estate Securities II ......................              115,818.6       112,287.0        (79,097.1)     149,008.5
  High Income Securities II .............................              262,311.9       504,507.1       (320,669.1)     446,149.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:(continued)
  Income Securities II ..................................              438,425.2       758,033.3       (513,329.4)     683,129.1
  Mutual Shares Securities II ...........................              169,713.9        93,211.7        (58,517.6)     204,408.0
  Strategic Income Securities II ........................              377,379.7       554,220.2       (212,238.2)     719,361.7
  Templeton Global Bond Securities II ...................            1,282,248.2     2,237,772.6     (1,275,700.0)   2,244,320.8
  U.S. Government II ....................................              731,974.4       428,905.1       (821,077.3)     339,802.2
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Global Markets Navigator ..............................     a               --           876.8             (0.3)         876.5
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive Strategy .........................     d         13,239.0        20,963.1        (34,202.1)            --
  All-Asset Conservative Strategy .......................     d         53,484.5        23,372.2        (76,856.7)            --
  All-Asset Moderate Strategy ...........................     d         42,197.6        27,396.4        (69,594.0)            --
  CLS AdvisorOne Amerigo ................................               96,913.8        55,810.2        (42,032.2)     110,691.8
  CLS AdvisorOne Clermont ...............................               56,405.5        83,929.1        (54,325.4)      86,009.2
  CLS AdvisorOne Select Allocation ......................                  888.0        10,777.6        (10,509.9)       1,155.7
  DWA Flexible Allocation ...............................     d        113,223.6        21,357.2       (134,580.8)            --
  DWA Sector Rotation ...................................     d         76,499.7        20,989.5        (97,489.2)            --
  Global Managed Futures Strategy .......................              210,869.4       114,663.0        (68,258.2)     257,274.2
  Long Short Equity .....................................     e         14,997.4         8,864.5        (10,378.9)      13,483.0
  Multi-Hedge Strategies ................................              294,180.7       126,684.7        (36,536.9)     384,328.5
  Rydex Banking .........................................              437,972.8       662,586.7       (869,073.6)     231,485.9
  Rydex Basic Materials .................................              107,252.2       526,822.5       (604,969.7)      29,105.0
  Rydex Biotechnology ...................................               73,311.6       918,338.2       (884,792.2)     106,857.6
  Rydex Commodities Strategy ............................               23,549.2     4,272,128.3     (4,070,041.5)     225,636.0
  Rydex Consumer Products ...............................               81,842.6       697,831.2       (731,231.4)      48,442.4
  Rydex Dow 2X Strategy .................................              779,976.2     3,720,281.5     (4,383,428.7)     116,829.0
  Rydex Electronics .....................................               55,691.2       298,754.2       (343,622.4)      10,823.0
  Rydex Energy ..........................................               40,925.3       333,627.8       (311,213.0)      63,340.1
  Rydex Energy Services .................................               42,321.6       376,944.9       (375,948.5)      43,318.0
  Rydex Europe 1.25X Strategy ...........................              104,174.9     1,232,914.7     (1,217,335.4)     119,754.2
  Rydex Financial Services ..............................              344,401.0     1,287,564.7     (1,564,368.2)      67,597.5
  Rydex Government Long Bond 1.2X Strategy ..............              126,622.9    11,505,581.1    (11,536,399.7)      95,804.3
  Rydex Health Care .....................................               64,729.0       976,473.5       (932,788.5)     108,414.0
  Rydex Internet ........................................               28,387.8       346,893.5       (272,183.8)     103,097.5
  Rydex Inverse Dow 2X Strategy .........................               24,263.7    41,936,527.7    (41,846,195.2)     114,596.2
  Rydex Inverse Gov't Long Bond Strategy ................              245,324.7    26,709,705.8    (26,341,580.5)     613,450.0
  Rydex Inverse Mid-Cap Strategy ........................                8,367.8       331,549.1       (333,639.1)       6,277.8
  Rydex Inverse NASDAQ-100(r) Strategy ..................              195,363.3     5,307,306.6     (5,454,432.1)      48,237.8
  Rydex Inverse Russell 2000(r) Strategy ................               27,158.0     1,597,618.8     (1,583,734.0)      41,042.8
  Rydex Inverse S&P 500 Strategy ........................              100,662.6    19,873,771.3    (19,741,450.4)     232,983.5
  Rydex Japan 2X Strategy ...............................               39,161.7       579,993.2       (591,001.1)      28,153.8
  Rydex Leisure .........................................               49,241.9       635,773.9       (490,698.4)     194,317.4
  Rydex Mid Cap 1.5X Strategy ...........................               49,136.2       857,375.8       (716,257.7)     190,254.3
  Rydex NASDAQ-100(r) ...................................               99,687.1     1,090,862.3       (936,228.6)     254,320.8
  Rydex NASDAQ-100(r) 2X Strategy .......................               42,805.8       924,986.9       (767,454.9)     200,337.8
  Rydex Nova ............................................              179,095.5     1,018,460.4       (655,988.4)     541,567.5
  Rydex Precious Metals .................................              239,880.3     1,228,649.1     (1,317,861.8)     150,667.6
  Rydex Real Estate .....................................              128,683.1       694,185.8       (729,896.2)      92,972.7
  Rydex Retailing .......................................               34,987.7       312,936.9       (254,114.5)      93,810.1
  Rydex Russell 2000(r) 1.5X Strategy ...................               21,897.9       988,735.3       (916,071.7)      94,561.5
  Rydex Russell 2000(r) 2X Strategy .....................               85,305.4       880,327.9       (895,701.7)      69,931.6
  Rydex S&P 500 2X Strategy .............................               54,657.1    12,411,196.4    (12,372,209.0)      93,644.5
  Rydex S&P 500 Pure Growth .............................              133,666.4     2,633,553.5     (2,594,922.8)     172,297.1
  Rydex S&P 500 Pure Value ..............................              163,355.6     3,262,055.4     (3,022,906.4)     402,504.6
  Rydex S&P MidCap 400 Pure Growth ......................               66,770.5       322,148.2       (256,897.0)     132,021.7
  Rydex S&P MidCap 400 Pure Value .......................               68,468.7       592,049.5       (615,422.2)      45,096.0
  Rydex S&P SmallCap 600 Pure Growth ....................               40,098.8       657,499.0       (500,038.7)     197,559.1
  Rydex S&P SmallCap 600 Pure Value .....................               98,435.9       685,776.0       (586,004.7)     198,207.2
  Rydex Strengthening Dollar 2X Strategy ................               50,861.8     3,042,133.0     (3,038,273.5)      54,721.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Technology ......................................               74,274.3       642,966.3       (507,094.9)     210,145.7
  Rydex Telecommunications ..............................               38,282.0       292,347.7       (324,693.1)       5,936.6
  Rydex Transportation ..................................              146,954.0       710,737.9       (679,945.7)     177,746.2
  Rydex U.S. Government Money Market ....................              744,635.2        13,780.7       (179,645.6)     578,770.3
  Rydex Utilities .......................................              172,262.6       787,661.2       (901,579.7)      58,344.1
  Rydex Weakening Dollar 2X Strategy ....................                7,653.8       199,109.3       (206,186.6)         576.5
  VT All Cap Value ......................................                     --         6,986.9         (3,268.4)       3,718.5
  VT Floating Rate Strategies ...........................     c               --     3,074,527.0     (1,576,248.7)   1,498,278.3
  VT High Yield .........................................              433,583.0     1,059,782.2       (915,455.2)     577,910.0
  VT Large Cap Value ....................................                2,567.5         2,786.3         (1,853.8)       3,500.0
  VT Macro Opportunities ................................     c               --       204,157.7       (113,142.8)      91,014.9
  VT Managed Asset Allocation ...........................               10,686.8        28,603.6        (11,248.7)      28,041.7
  VT Small Cap Value ....................................               54,464.5        35,938.3        (33,497.7)      56,905.1
  VT StylePlus Large Core ...............................     f          6,169.6         1,503.0         (7,361.4)         311.2
  VT StylePlus Large Growth .............................     g         54,002.3              --           (575.9)      53,426.4
  VT StylePlus Mid Growth ...............................     h         35,489.0         9,407.7         (4,646.7)      40,250.0
  VT StylePlus Small Growth .............................     i          2,687.0         2,143.9         (3,739.3)       1,091.6
  VT U.S. Total Return Bond .............................     j          6,354.6       201,948.9         (9,253.8)     199,049.7
  VT World Equity Income ................................     k         70,035.1        82,008.4       (142,110.1)       9,933.4
HATTERAS FUNDS:
  Alpha Hedged Strategies ...............................     l         22,421.8       130,555.4       (152,977.2)            --
INVESCO VARIABLE INSURANCE FUNDS:
  Balanced-Risk Allocation ..............................              313,636.9       591,236.8       (455,757.5)     449,116.2
  Comstock ..............................................     m         24,773.4       277,306.1        (90,911.3)     211,168.2
  Core Equity ...........................................               64,672.2        21,335.7        (28,170.1)      57,837.8
  Diversified Dividend ..................................              118,712.5       346,596.6       (244,903.0)     220,406.1
  Equity and Income .....................................     n         37,558.0       383,239.2       (249,338.4)     171,458.8
  Global Health Care ....................................               13,304.7       322,339.7       (294,553.3)      41,091.1
  Global Real Estate ....................................              239,444.5       217,930.6       (188,393.1)     268,982.0
  Government Securities .................................               83,064.8       103,763.1        (63,844.5)     122,983.4
  Growth and Income .....................................     o         52,969.6       111,615.3        (11,775.8)     152,809.1
  High Yield ............................................              266,881.8       523,007.4       (477,915.6)     311,973.6
  International Growth ..................................              578,360.3       206,411.5       (177,620.4)     607,151.4
  Mid Cap Core Equity ...................................               62,210.8        54,637.2        (30,935.9)      85,912.1
  Money Market ..........................................            8,034,029.4   145,135,757.0   (139,182,327.4)  13,987,459.0
  Technology ............................................               13,996.8        10,006.5         (9,399.6)      14,603.7
  Value Opportunities ...................................     p         10,742.5        13,257.9        (12,409.5)      11,590.9
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
  Asset Strategy ........................................              552,377.1       800,014.8       (327,672.3)   1,024,719.6
  Balanced ..............................................               55,357.2        99,798.1        (60,473.5)      94,681.8
  Bond ..................................................               41,714.2       380,173.5       (393,264.9)      28,622.8
  Dividend Opportunities ................................               16,475.3        16,581.7        (16,619.3)      16,437.7
  Energy ................................................               92,104.8       135,842.8       (113,010.9)     114,936.7
  Global Bond ...........................................               64,455.9       110,370.0       (149,899.5)      24,926.4
  Global Natural Resources ..............................               95,191.6       150,053.6       (139,351.7)     105,893.5
  Growth ................................................               10,117.7         8,275.6        (12,295.8)       6,097.5
  High Income ...........................................              448,688.3     8,254,059.1     (5,581,490.5)   3,121,256.9
  Limited Term Bond .....................................     q               --       106,421.8        (47,552.6)      58,869.2
  Mid Cap Growth ........................................              102,315.4       109,168.5        (32,740.8)     178,743.1
  Science and Technology ................................               40,607.4       416,625.7       (155,527.4)     301,705.7
  Value .................................................               41,307.3       174,018.0       (126,657.1)      88,668.2
JANUS ASPEN SERIES -- INSTITUTIONAL:
  Balanced ..............................................              519,746.5       438,128.8       (217,857.7)     740,017.6
  Enterprise ............................................              246,108.7       117,669.3        (89,908.2)     273,869.8
  Forty .................................................              149,771.1        38,523.8        (38,213.2)     150,081.7
  Global Research .......................................     r         33,274.7       136,233.4        (84,936.7)      84,571.4
  Janus .................................................               54,303.7        15,780.9         (7,087.9)      62,996.7
  Overseas ..............................................              453,663.6       202,604.9       (269,933.9)     386,334.6
  Perkins Mid Cap Value .................................              500,824.4       117,740.0       (126,696.9)     491,867.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- SERVICE:
  Flexible Bond .........................................               64,929.5       139,904.8        (22,661.3)     182,173.0
  Global Allocation - Moderate ..........................     s               --         1,994.1           (423.2)       1,570.9
  Global Technology .....................................                     --        27,801.5        (17,303.9)      10,497.6
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity ...............................              547,092.5       639,224.7       (390,720.3)     795,596.9
  International Equity ..................................              183,343.5       231,051.3       (113,873.1)     300,521.7
  Multi-Asset Targeted Volatility .......................                  839.4       100,247.6        (11,559.9)      89,527.1
  US Small-Mid Cap Equity ...............................               27,293.5        21,283.6         (8,214.6)      40,362.5
  US Strategic Equity ...................................                9,475.3        13,179.4         (4,808.7)      17,846.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth .........................               89,264.7       698,862.2       (313,575.5)     474,551.4
  ClearBridge All Cap Value .............................     t         45,514.9        38,368.3        (14,493.7)      69,389.5
  ClearBridge Equity Income .............................     u        143,971.1       200,876.8       (110,543.4)     234,304.5
  ClearBridge Large Cap Growth ..........................               30,301.9       260,559.0       (170,890.9)     119,970.0
  ClearBridge Small Cap Growth ..........................               24,555.7       368,749.9        (74,389.0)     318,916.6
  Dynamic Multi-Strategy ................................                  220.1        98,790.4        (23,704.0)      75,306.5
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ..................              995,812.1       795,676.6     (1,502,009.4)     289,479.3
  Western Asset Strategic Bond ..........................              133,887.8        32,301.9       (126,045.8)      40,143.9
LORD ABBETT SERIES FUND, INC.:
  Bond Debenture ........................................              678,181.5       894,776.0       (639,640.9)     933,316.6
  Calibrated Dividend Growth ............................     v         21,524.6        58,013.7        (25,568.2)      53,970.1
  Classic Stock .........................................               30,556.6         9,327.6        (15,373.8)      24,510.4
  Growth and Income .....................................              124,472.2        80,286.2        (28,701.1)     176,057.3
  International Opportunities ...........................               88,612.2       373,917.6       (243,793.7)     218,736.1
MERGER FUND VL: .........................................              513,411.4       794,796.5       (383,158.1)     925,049.8
NATIONWIDE VARIABLE INSURANCE TRUST:
  Bond Index ............................................              142,585.4         6,135.1        (32,310.6)     116,409.9
  International Index ...................................              310,021.0       244,070.0       (130,598.5)     423,492.5
  Mid Cap Index .........................................              144,156.1       153,463.5        (25,017.1)     272,602.5
  S&P 500 Index .........................................              363,330.9       226,173.4       (202,084.6)     387,419.7
  Small Cap Index .......................................              162,013.0       111,882.6        (37,759.7)     236,135.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value .......................................               83,499.6       513,583.6       (524,325.4)      72,757.8
  Mid-Cap Growth ........................................              222,225.9        39,555.6       (221,637.3)      40,144.2
  Mid Cap Intrinsic Value ...............................               24,431.3       108,744.0        (56,081.3)      77,094.0
  Short Duration Bond ...................................               78,255.6       311,486.8       (133,641.4)     256,101.0
  Small-Cap Growth ......................................               67,073.4       165,223.6       (128,417.8)     103,879.2
  Socially Responsive ...................................               93,565.3        91,244.5        (69,854.2)     114,955.6
NORTHERN LIGHTS VARIABLE TRUST:
  7Twelve Balanced ......................................     c               --        57,048.3         (4,594.9)      52,453.4
  Adaptive Allocation ...................................               31,026.0        11,440.6        (23,908.5)      18,558.1
  BCM Decathlon Aggressive 2 ............................              320,817.4         2,381.3       (171,979.1)     151,219.6
  BCM Decathlon Conservative 2 ..........................              464,100.5        88,223.9        (63,513.3)     488,811.1
  BCM Decathlon Moderate 2 ..............................              597,136.4        80,999.2       (149,221.7)     528,913.9
  Changing Parameters ...................................            1,504,606.0       457,738.4       (420,782.2)   1,541,562.2
  Innealta Country Rotation 2 ...........................                6,305.8        44,098.9        (25,813.2)      24,591.5
  Innealta Sector Rotation 2 ............................                6,253.7        36,339.5        (27,913.4)      14,679.8
  JNF Balanced ..........................................               37,507.9        29,901.3        (22,160.7)      45,248.5
  JNF Equity ............................................               88,533.6        93,933.1        (48,964.0)     133,502.7
  Mariner Hyman Beck 2 ..................................                  375.4        87,005.8        (38,987.9)      48,393.3
  Power Income 2 ........................................              341,836.8       281,727.5       (312,062.6)     311,501.7
  Probabilities .........................................     c               --     4,210,594.5       (610,355.8)   3,600,238.7
  TOPS Aggressive Growth ETF -- CL 1 ....................                     --        11,786.3         (5,747.7)       6,038.6
  TOPS Aggressive Growth ETF -- CL 2 ....................     ab              --         2,336.0         (2,336.0)            --
  TOPS Balanced ETF -- CL 1 .............................              169,350.1              --       (169,350.1)            --
  TOPS Balanced ETF -- CL 2 .............................                     --         4,105.6            (12.6)       4,093.0
  TOPS Capital Preservation ETF -- CL 1 .................                4,449.9         5,804.5         (4,451.7)       5,802.7
  TOPS Capital Preservation ETF -- CL 2 .................               55,340.0        69,266.8        (86,360.2)      38,246.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  TOPS Growth -- CL 1 ...................................               33,529.4        73,965.8        (45,106.7)      62,388.5
  TOPS Growth -- CL 2 ...................................                5,531.9         2,335.4         (1,779.5)       6,087.8
  TOPS Managed Risk Balanced ETF -- CL 1 ................     w        484,600.7       148,479.2        (73,762.9)     559,317.0
  TOPS Managed Risk Balanced ETF -- CL 2 ................     w         10,336.3        15,111.1           (784.9)      24,662.5
  TOPS Managed Risk Growth ETF -- CL 1 ..................     w      2,378,976.1       982,115.5       (307,604.8)   3,053,486.8
  TOPS Managed Risk Growth ETF -- CL 2 ..................     w               --         6,198.9         (4,812.3)       1,386.6
  TOPS Managed Risk Moderate Growth ETF -- CL 1..........     w        554,308.4       165,412.8       (201,670.8)     518,050.4
  TOPS Managed Risk Moderate Growth ETF -- CL 2..........     w         71,909.5       128,355.1       (115,093.8)      85,170.8
  TOPS Moderate Growth ETF -- CL 1 ......................               89,643.6       195,198.5       (115,680.7)     169,161.4
  TOPS Moderate Growth ETF -- CL 2 ......................                     --         3,814.5         (1,035.0)       2,779.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Capital Income ........................................     x          9,466.0         8,573.2         (8,372.0)       9,667.2
  Core Bond .............................................              234,860.4       161,070.1       (365,144.2)      30,786.3
  Equity Income .........................................     y            128.2           291.8           (300.0)         120.0
  Global ................................................     z         71,285.2       353,251.7       (154,949.2)     269,587.7
  Global Strategic Income ...............................              973,317.1       592,320.2     (1,522,558.5)      43,078.8
  International Growth ..................................               65,193.1       686,452.9       (346,072.3)     405,573.7
  Main Street(R) ........................................               51,338.2       110,339.7        (38,429.2)     123,248.7
PIMCO VARIABLE INSURANCE TRUST:
  All Asset .............................................            1,618,717.2     2,546,734.5     (2,070,493.5)   2,094,958.2
  CommodityRealReturn Strategy ..........................              844,235.6     1,059,313.8       (693,190.1)   1,210,359.3
  Emerging Markets Bond .................................            1,406,979.0     1,841,221.2     (2,402,574.4)     845,625.8
  Foreign Bond Unhedged .................................              273,796.4       225,523.4       (211,818.8)     287,501.0
  Foreign Bond US Dollar-Hedged .........................              757,742.8       456,368.5       (625,681.4)     588,429.9
  Global Advantage Strategy Bond ........................               19,023.7       165,974.2        (18,563.4)     166,434.5
  Global Bond Unhedged ..................................              259,019.1       426,504.5       (479,479.3)     206,044.3
  Global Diversified Allocation .........................                  471.3       199,211.4       (185,952.7)      13,730.0
  Global Multi-Asset ....................................              233,353.8       458,939.6       (294,830.8)     397,462.6
  High Yield ............................................            4,501,345.5     9,170,630.8    (10,059,894.4)   3,612,081.9
  Long-Term US Government ...............................              103,313.0       256,342.6       (290,689.3)      68,966.3
  Low Duration ..........................................            1,775,709.5     1,666,667.3     (1,441,350.6)   2,001,026.2
  Real Return ...........................................            1,841,677.4       688,866.0     (1,362,076.0)   1,168,467.4
  Short-Term ............................................              717,645.5     2,628,798.4     (1,966,365.8)   1,380,078.1
  Total Return ..........................................            5,409,277.6     5,071,432.8     (4,493,247.3)   5,987,463.1
  Unconstrained Bond ....................................              490,154.4     2,153,290.3     (1,311,262.2)   1,332,182.5
PIONEER VARIABLE CONTRACTS TRUST:
  Bond ..................................................              311,722.5       358,357.8       (350,585.5)     319,494.8
  Disciplined Value .....................................     aa       212,229.1        13,104.3        (41,148.3)     184,185.1
  Emerging Markets ......................................              303,121.3       559,636.2       (632,747.2)     230,010.3
  Equity Income .........................................              210,688.4       124,050.2       (114,086.7)     220,651.9
  Fund ..................................................               46,358.2        37,465.5        (35,311.9)      48,511.8
  High Yield ............................................              187,343.8       275,319.3       (225,498.9)     237,164.2
  Mid Cap Value .........................................               64,947.6        28,855.8        (52,511.3)      41,292.1
  Strategic Income ......................................              742,043.0       769,703.9       (687,070.6)     824,676.3
PROFUNDS VP:
  Access VP High Yield ..................................            1,073,820.1     3,962,683.0     (4,540,811.1)     495,692.0
  Asia 30 ...............................................               81,686.3       487,706.1       (523,115.9)      46,276.5
  Banks .................................................               11,468.3       464,114.8       (418,537.4)      57,045.7
  Basic Materials .......................................               22,507.2       380,910.1       (322,992.0)      80,425.3
  Bear ..................................................               52,661.4     4,353,060.6     (3,583,751.3)     821,970.7
  Biotechnology .........................................               31,069.8       476,878.3       (409,998.1)      97,950.0
  Bull ..................................................              410,210.1     4,806,302.0     (4,328,482.9)     888,029.2
  Consumer Goods ........................................               74,206.5       263,329.1       (282,331.8)      55,203.8
  Consumer Services .....................................               93,332.5       710,095.8       (557,451.5)     245,976.8
  Emerging Markets ......................................              200,344.0     1,023,096.1     (1,156,049.7)      67,390.4
  Europe 30 .............................................               86,770.6     1,120,783.1     (1,060,066.7)     147,487.0
  Falling U.S. Dollar ...................................                  383.5       128,760.5       (128,761.5)         382.5
  Financials ............................................               25,161.1       387,446.4       (288,686.1)     123,921.4
  Health Care ...........................................               72,979.1       660,578.2       (572,432.0)     161,125.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                          NUMBER
                                                                      OF UNITS                                        OF UNITS
                                                                      BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                            NOTES*   OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
  Industrials ...........................................              143,390.8       652,064.3       (527,933.0)     267,522.1
  International .........................................              143,788.4       415,219.2       (471,483.9)      87,523.7
  Internet ..............................................               23,338.6       367,762.6       (340,906.0)      50,195.2
  Japan .................................................               80,200.4       712,036.3       (733,835.3)      58,401.4
  Large-Cap Growth ......................................               27,386.7       358,726.4       (259,719.4)     126,393.7
  Large-Cap Value .......................................              138,227.9       710,036.5       (678,711.6)     169,552.8
  Mid-Cap ...............................................              187,169.7     1,504,134.0     (1,075,470.4)     615,833.3
  Mid-Cap Growth ........................................               89,154.4       274,294.6       (234,789.6)     128,659.4
  Mid-Cap Value .........................................              108,523.6       391,801.1       (445,739.7)      54,585.0
  Money Market ..........................................            3,363,044.4    55,004,829.7    (55,662,844.0)   2,705,030.1
  NASDAQ-100 ............................................              153,693.3     5,522,687.3     (5,348,243.5)     328,137.1
  Oil & Gas .............................................               53,658.2       516,240.1       (498,818.5)      71,079.8
  Pharmaceuticals .......................................               14,008.6       385,635.6       (376,305.7)      23,338.5
  Precious Metals .......................................               73,830.2     1,210,913.3       (990,995.6)     293,747.9
  Real Estate ...........................................               54,151.9       324,747.0       (344,330.7)      34,568.2
  Rising Rates Opportunity ..............................              110,751.3     2,098,815.0     (1,957,490.7)     252,075.6
  Semiconductor .........................................                  518.2       335,090.5       (332,792.2)       2,816.5
  Short Emerging Markets ................................                     --     1,048,579.6     (1,044,364.2)       4,215.4
  Short International ...................................               24,373.1       619,860.3       (631,717.6)      12,515.8
  Short Mid-Cap .........................................                  186.7       284,936.4       (285,037.2)          85.9
  Short NASDAQ-100 ......................................              123,845.4     7,231,883.2     (7,347,485.4)       8,243.2
  Short Small-Cap .......................................               47,009.1       973,079.3     (1,013,690.9)       6,397.5
  Small Cap .............................................               37,023.9     1,096,504.2       (928,332.4)     205,195.7
  Small-Cap Growth ......................................               80,472.2       428,748.2       (425,484.3)      83,736.1
  Small-Cap Value .......................................              151,756.8       773,711.7       (814,753.0)     110,715.5
  Technology ............................................                1,811.8       258,399.7       (189,652.4)      70,559.1
  Telecommunications ....................................               24,745.0       533,600.2       (538,413.5)      19,931.7
  U.S. Government Plus ..................................               32,035.9       764,666.7       (792,471.4)       4,231.2
  UltraBull .............................................               16,044.2       215,198.9       (201,688.5)      29,554.6
  UltraMid-Cap ..........................................               14,574.8       209,968.0       (176,412.9)      48,129.9
  UltraNASDAQ-100 .......................................               24,125.6       443,364.1       (427,614.5)      39,875.2
  UltraShort NASDAQ-100 .................................               37,768.9     2,794,123.3     (2,746,878.6)      85,013.6
  UltraSmall-Cap ........................................               10,501.5       195,737.3       (166,838.1)      39,400.7
  Utilities .............................................               66,576.3       645,060.6       (683,101.9)      28,535.0
PUTNAM VARIABLE TRUST:
  Absolute Return 500 ...................................               23,034.6        34,918.3        (24,311.4)      33,641.5
  American Government Income ............................               35,835.2       143,182.8        (96,536.3)      82,481.7
  Diversified Income ....................................               53,611.5     1,468,348.8       (755,358.5)     766,601.8
  Equity Income .........................................               59,123.0       172,553.2        (38,685.1)     192,991.1
  Global Asset Allocation ...............................     ab        11,993.0       124,302.7       (136,295.7)            --
  High Yield ............................................              337,201.1     1,430,354.4       (673,947.4)   1,093,608.1
  Income ................................................              132,438.4       301,465.7       (337,147.4)      96,756.7
  Investors .............................................                6,903.2         4,615.2         (9,040.0)       2,478.4
  Multi-Cap Value .......................................               12,350.0        46,486.4        (33,429.4)      25,407.0
  Voyager ...............................................               42,394.8        84,119.7        (37,181.3)      89,333.2
ROYCE CAPITAL FUND:
  Micro-Cap .............................................              156,967.0       120,851.6       (103,634.8)     174,183.8
  Small-Cap .............................................              382,438.8       201,951.3       (139,354.7)     445,035.4
RUSSELL INVESTMENT FUNDS:
  Aggressive Equity .....................................                3,208.4        11,875.2        (13,545.1)       1,538.5
  Balanced Strategy .....................................              141,294.1        88,450.8       (161,409.0)      68,335.9
  Conservative Strategy .................................     ac        97,277.6        30,390.6       (127,668.2)            --
  Core Bond .............................................               18,488.5        37,619.0        (16,715.4)      39,392.1
  Equity Growth Strategy ................................               11,433.3        17,508.3           (138.2)      28,803.4
  Global Real Estate Securities .........................              192,914.1       121,945.8       (129,131.6)     185,728.3
  Growth Strategy .......................................     ab              --         8,100.8         (8,100.8)            --
  Moderate Strategy .....................................               13,595.0        34,982.8         (8,057.1)      40,520.7
  Multi-Style Equity ....................................                4,394.8       126,951.7       (118,035.5)      13,311.0
  Non U.S. ..............................................               13,986.9        10,095.3         (8,124.6)      15,957.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                       NOTES*    OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST:
  Conservative Strategy .............................    a                 --          2,636.5               --          2,636.5
  Market Growth Strategy ............................    a                 --          1,494.1             (0.4)         1,493.7
  Market Plus Strategy ..............................    a                 --            798.2               --            798.2
T. ROWE PRICE EQUITY SERIES, INC.:
  Blue Chip Growth II ...............................               717,860.2        554,886.4       (429,128.5)       843,618.1
  Equity Income II ..................................               636,324.1        450,094.9       (270,912.2)       815,506.8
  Health Sciences II ................................               299,016.5        324,452.1       (260,647.7)       362,820.9
T. ROWE PRICE FIXED INCOME SERIES, INC.:
  Limited-Term Bond II ..............................               151,159.9        421,088.4       (224,802.5)       347,445.8
THIRD AVENUE VARIABLE SERIES TRUST:
  Value .............................................               359,001.5         67,391.1       (140,092.2)       286,300.4
TIMOTHY PLAN VARIABLE SERIES:
  Conservative Growth ...............................                52,492.3        111,773.1        (18,065.8)       146,199.6
  Strategic Growth ..................................                23,207.1        136,802.0        (44,513.0)       115,496.1
VAN ECK VIP TRUST:
  Emerging Markets ..................................               311,973.2        502,110.5       (370,974.1)       443,109.6
  Global Gold .......................................    c                 --        143,876.0        (57,585.6)        86,290.4
  Global Hard Assets ................................               205,359.1         89,478.9       (112,350.4)       182,487.6
  Multi-Manager Alternatives ........................               118,061.1         47,506.0        (61,077.7)       104,489.4
  Unconstrained Emerging Markets ....................    ad          67,522.9         41,370.8        (54,774.8)        54,118.9
VANGUARD VARIABLE INSURANCE FUND:
  Balanced ..........................................               427,387.8        619,181.6       (141,442.5)       905,126.9
  Capital Growth ....................................               134,823.9        416,939.3       (175,182.2)       376,581.0
  Diversified Value .................................               219,596.8        204,212.0        (22,482.8)       401,326.0
  Equity Income .....................................               342,464.6      1,270,701.7       (131,228.0)     1,481,938.3
  Equity Index ......................................               574,335.1        478,796.3       (182,646.2)       870,485.2
  Growth ............................................               188,849.0         98,945.1        (65,724.5)       222,069.6
  High Yield Bond ...................................               630,131.7        210,337.0       (167,096.3)       673,372.4
  International .....................................               688,566.3        491,708.2       (266,468.0)       913,806.5
  Mid-Cap Index .....................................               209,036.1        218,749.4        (75,431.7)       352,353.8
  REIT Index ........................................               462,665.3        564,164.0       (147,836.9)       878,992.4
  Short-Term Investment Grade .......................             1,508,640.2      1,876,330.8       (588,051.1)     2,796,919.9
  Small Company Growth ..............................               181,893.2        335,630.4       (120,998.0)       396,525.6
  Total Bond Market Index ...........................             1,345,558.1        822,444.2       (748,941.3)     1,419,061.0
  Total Stock Market Index ..........................               813,466.6      1,432,036.3       (282,660.6)     1,962,842.3
VARIABLE INSURANCE TRUST:
  Vice ..............................................                 2,116.5        133,930.1        (64,519.1)        71,527.5
VIRTUS VARIABLE INSURANCE TRUST:
  International .....................................               120,168.8        166,306.5        (64,127.5)       222,347.8
  Multi-Sector Fixed Income .........................               800,379.9      1,287,616.2     (1,817,768.4)       270,227.7
  Premium AlphaSector ...............................               340,105.7      1,194,340.1       (356,737.2)     1,177,708.6
  Real Estate Securities ............................               123,697.9        306,635.6       (255,633.9)       174,699.6
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery .........................................               106,494.6        304,916.9        (59,556.3)       351,855.2
  Opportunity .......................................                22,688.9         13,581.1        (14,781.0)        21,489.0
  Small Cap Value ...................................                39,984.5         17,688.1         (8,648.2)        49,024.4
WILSHIRE VARIABLE INSURANCE TRUST:
  2015 ETF ..........................................                      --        139,642.6       (128,051.3)        11,591.3
  2035 ETF ..........................................                      --         25,266.3           (188.6)        25,077.7
  Equity ............................................                14,206.6          4,987.5        (14,397.9)         4,796.2
  Income ............................................                   694.4         12,569.9           (438.1)        12,826.2
  International Equity ..............................                11,234.2         84,808.1        (95,504.2)           538.1
  Small Cap .........................................    ae          13,806.1         37,715.0        (39,166.2)        12,354.9
  Socially Responsible ..............................                      --          2,155.5             (0.5)         2,155.0
                                                                -----------------------------------------------------------------
  Totals ............................................           100,770,455.9    536,466,084.6   (490,691,634.4)   146,544,906.1
                                                                =================================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2012 was as follows:

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                       NOTES*    OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ..............................               222,205.2        204,981.1       (167,346.6)       259,839.7
  Large Cap Growth ..................................                74,613.8         73,978.3        (42,465.6)       106,126.5
  Mid Cap Growth ....................................                43,713.6         41,681.7        (50,189.3)        35,206.0
  Small Cap Growth ..................................                14,991.3          1,614.0         (1,738.4)        14,866.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC:
  Dynamic Asset Allocation ..........................    a                 --            362.0             (0.1)           361.9
  Global Thematic Growth ............................                 7,909.9         46,910.3        (23,089.7)        31,730.5
  Growth and Income .................................                79,620.2        151,597.8        (58,227.4)       172,990.6
  International Growth ..............................                76,571.2         15,867.2         (6,298.2)        86,140.2
  International Value ...............................                59,793.4         20,689.6         (3,227.0)        77,256.0
  Small Cap Growth ..................................               116,762.3        166,005.2       (170,686.2)       112,081.3
  Small-Mid Cap Value ...............................               265,146.0         61,337.4        (60,490.9)       265,992.5
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ..........................................                70,299.3        172,393.9       (109,748.6)       132,944.6
  Income & Growth ...................................                67,499.3        343,297.0        (70,889.6)       339,906.7
  Inflation Protection ..............................               408,885.0        293,355.8       (273,791.7)       428,449.1
  International .....................................                87,704.5         60,690.9        (32,035.3)       116,360.1
  Large Company Value ...............................                47,179.2         62,097.8        (46,769.9)        62,507.1
  Mid Cap Value .....................................               125,175.9        300,542.5        (61,295.9)       364,422.5
  Ultra .............................................               116,430.6        129,969.0       (191,778.1)        54,621.5
  Value .............................................               195,231.4         85,825.1        (94,140.8)       186,915.7
  Vista .............................................                20,019.6         36,686.8        (50,669.2)         6,037.2
BLACKROCK VARIABLE SERIES FUNDS:
  Capital Appreciation ..............................                      --          9,251.2         (3,134.0)         6,117.2
  Equity Dividend ...................................                42,889.2        245,980.4        (48,562.4)       240,307.2
  Global Allocation .................................                21,003.3        314,092.0        (88,401.2)       246,694.1
  High Yield ........................................    b                 --      2,413,577.3     (1,073,020.4)     1,340,556.9
  Large Cap Core ....................................                      --          4,426.9             (1.9)         4,425.0
  Large Cap Growth ..................................                      --         19,743.0         (3,575.7)        16,167.3
  Large Cap Value ...................................                      --         21,427.2        (16,068.4)         5,358.8
  Total Return ......................................                      --         89,878.5        (57,047.7)        32,830.8
  U.S. Government Bond ..............................    b                 --         24,911.9        (22,011.5)         2,900.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology ....................                51,545.2        155,227.3        (70,157.9)       136,614.6
  Select Large-Cap Value ............................               125,025.8         92,491.3        (55,938.6)       161,578.5
  Select Smaller-Cap Value ..........................                 8,708.9         90,474.0        (51,966.6)        47,216.3
CREDIT SUISSE TRUST:
  Commodity Return Strategy .........................                77,168.4        212,841.8        (49,940.6)       240,069.6
DFA INVESTMENT DIMENSIONS GROUP, INC.:
  VA Global Bond ....................................               827,097.7        936,815.5       (144,147.7)     1,619,765.5
  VA International Small ............................               254,847.2        221,701.2        (25,758.3)       450,790.1
  VA International Value ............................               376,293.3        385,290.9        (70,793.8)       690,790.4
  VA Short-Term Fixed ...............................               419,493.0        472,405.5        (96,128.3)       795,770.2
  VA U.S. Large Value ...............................               355,522.0        479,239.0        (58,033.2)       776,727.8
  VA U.S. Targeted Value ............................               272,429.2        301,184.2        (79,436.2)       494,177.2
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ................................               390,121.1      2,653,179.2     (2,782,689.2)       260,611.1
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .............................               126,239.1         98,227.9        (59,519.6)       164,947.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...........                20,526.5          8,438.8        (17,033.4)        11,931.9
DREYFUS STOCK INDEX FUND: ...........................               600,177.1        431,046.6       (295,310.0)       735,913.7
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ...............................               238,857.5        143,420.4       (125,476.7)       256,801.2
EATON VANCE VARIABLE TRUST:
  Floating-Rate Income ..............................               749,067.9        972,666.1       (481,691.4)     1,240,042.6
  Large-Cap Value ...................................                21,866.6         24,770.3         (3,925.8)        42,711.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                       NOTES*    OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  High Income Bond II ...............................               122,123.5        989,045.6       (497,355.8)       613,813.3
  Kaufmann II .......................................                43,502.3         58,127.4        (65,258.0)        36,371.7
  Managed Volatility II .............................                62,650.1        220,217.9       (111,554.1)       171,313.9
FIDELITY VARIABLE INSURANCE PRODUCTS:
  Balanced ..........................................                17,932.2        117,766.1        (56,051.5)        79,646.8
  Contrafund ........................................               183,020.8        298,798.1        (61,813.3)       420,005.6
  Disciplined Small Cap .............................                24,827.4         14,800.2        (22,998.6)        16,629.0
  Dynamic Capital Appreciation ......................                      --         22,021.3           (414.0)        21,607.3
  Equity-Income .....................................                25,013.2         73,701.5        (30,363.8)        68,350.9
  Funds Manager 20% .................................     c                --            550.7             (3.1)           547.6
  Growth ............................................                41,460.3        111,501.0        (56,372.4)        96,588.9
  Growth & Income ...................................                 4,297.3         61,911.5         (8,482.4)        57,726.4
  Growth Opportunities ..............................                   842.6         90,505.9        (44,508.4)        46,840.1
  High Income .......................................               440,892.6      1,965,723.0     (1,655,976.3)       750,639.3
  International Capital Appreciation ................                18,004.5        175,490.9        (63,061.7)       130,433.7
  Investment Grade Bond .............................               312,007.1        928,092.9       (695,495.7)       544,604.3
  Mid Cap ...........................................                57,082.5         74,161.4        (41,610.8)        89,633.1
  Overseas ..........................................                41,470.0         54,398.3        (41,168.0)        54,700.3
  Real Estate .......................................               186,584.2        194,917.2       (159,633.8)       221,867.6
  Strategic Income ..................................               647,673.1        620,390.0       (700,050.1)       568,013.0
  Value .............................................                 1,584.5         55,709.4        (42,078.5)        15,215.4
  Value Strategies ..................................                   878.3         26,335.9        (11,070.8)        16,143.4
ALPS VARIABLE INSURANCE TRUST:                            s
Ibbotson ETF Asset Allocation Series:
  Aggressive Growth .................................                   508.5          4,100.0           (392.5)         4,216.0
  Balanced ..........................................               246,745.3         34,861.4        (47,063.3)       234,543.4
  Conservative ......................................               147,881.5        187,761.4        (32,641.3)       303,001.6
  Growth ............................................               160,913.0          8,174.6        (17,609.5)       151,478.1
  Income and Growth .................................                61,383.7         93,273.7         (8,851.3)       145,806.1
FIRST EAGLE VARIABLE FUNDS:
  Overseas Variable .................................               525,636.6        274,400.5       (137,984.2)       662,052.9
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
  Global Real Estate Securities II ..................                86,472.0        101,316.6        (71,970.0)       115,818.6
  High Income Securities II .........................                78,957.3        872,103.1       (688,748.5)       262,311.9
  Income Securities II ..............................               323,452.5        678,619.4       (563,646.7)       438,425.2
  Mutual Shares Securities II .......................               160,975.9        114,229.1       (105,491.1)       169,713.9
  Strategic Income Securities II ....................               188,758.8        289,370.4       (100,749.5)       377,379.7
  Templeton Global Bond Securities II ...............               901,852.7        863,044.5       (482,649.0)     1,282,248.2
  U.S. Government II ................................               495,089.0        821,686.1       (584,800.7)       731,974.4
GUGGENHEIM VARIABLE INSURANCE FUNDS                       d
  All-Asset Aggressive Strategy .....................     e          12,258.3          1,662.2           (681.5)        13,239.0
  All-Asset Conservative Strategy ...................     e          71,274.5          5,773.0        (23,563.0)        53,484.5
  All-Asset Moderate Strategy .......................     e          41,057.1          2,102.6           (962.1)        42,197.6
  Alternative Strategies Allocation .................    e,f          3,769.2          1,748.8         (5,518.0)              --
  CLS AdvisorOne Amerigo ............................     e         286,980.7          8,368.3       (198,435.2)        96,913.8
  CLS AdvisorOne Clermont ...........................     e         153,261.1         65,020.4       (161,876.0)        56,405.5
  CLS AdvisorOne Select Allocation ..................     e                --         18,497.7        (17,609.7)           888.0
  DWA Flexible Allocation ...........................     e         142,662.0         39,970.3        (69,408.7)       113,223.6
  DWA Sector Rotation ...............................     e          85,477.8          3,204.8        (12,182.9)        76,499.7
  Global Managed Futures Strategy ...................    e,g        216,245.1        147,650.5       (153,026.2)       210,869.4
  Multi-Hedge Strategies ............................     e         136,341.4        272,419.6       (114,580.3)       294,180.7
  Rydex Banking .....................................     h         126,155.0      1,450,108.4     (1,138,290.6)       437,972.8
  Rydex Basic Materials .............................     h          22,801.4        359,458.6       (275,007.8)       107,252.2
  Rydex Biotechnology ...............................     h          59,422.7        723,687.1       (709,798.2)        73,311.6
  Rydex Commodities Strategy ........................     h         186,636.0      4,015,883.1     (4,178,969.9)        23,549.2
  Rydex Consumer Products ...........................     h         273,297.3      1,388,972.2     (1,580,426.9)        81,842.6
  Rydex Dow 2X Strategy .............................     h         146,897.6      3,997,529.7     (3,364,451.1)       779,976.2
  Rydex Electronics .................................     h             694.7        446,212.4       (391,215.9)        55,691.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)         d
  Rydex Energy ......................................    h           67,676.0        476,755.8       (503,506.5)        40,925.3
  Rydex Energy Services .............................    h           43,144.0        359,833.5       (360,655.9)        42,321.6
  Rydex Europe 1.25X Strategy .......................    h            8,486.7        796,982.7       (701,294.5)       104,174.9
  Rydex Financial Services ..........................    h           71,549.2      1,142,318.4       (869,466.6)       344,401.0
  Rydex Government Long Bond 1.2X Strategy ..........    h          470,486.5     11,094,859.6    (11,438,723.2)       126,622.9
  Rydex Health Care .................................    h          112,115.8        407,308.8       (454,695.6)        64,729.0
  Rydex Internet ....................................    h           23,188.7        155,430.1       (150,231.0)        28,387.8
  Rydex Inverse Dow 2X Strategy .....................    h           70,737.3     35,247,601.7    (35,294,075.3)        24,263.7
  Rydex Inverse Gov't Long Bond Strategy ............    h           39,942.0     31,412,746.5    (31,207,363.8)       245,324.7
  Rydex Inverse Mid-Cap Strategy ....................    h            9,170.4        746,943.4       (747,746.0)         8,367.8
  Rydex Inverse NASDAQ-100(r) Strategy ..............    h          137,763.8     11,002,840.9    (10,945,241.4)       195,363.3
  Rydex Inverse Russell 2000(r) Strategy ............    h          210,743.7      2,109,090.0     (2,292,675.7)        27,158.0
  Rydex Inverse S&P 500 Strategy ....................    h           45,387.7     12,036,480.2    (11,981,205.3)       100,662.6
  Rydex Japan 2X Strategy ...........................    h            2,307.1        280,001.3       (243,146.7)        39,161.7
  Rydex Leisure .....................................    h           47,938.4        463,304.4       (462,000.9)        49,241.9
  Rydex Mid Cap 1.5X Strategy .......................    h           20,205.2        778,506.4       (749,575.4)        49,136.2
  Rydex NASDAQ-100(r) ...............................    h          176,816.6      1,899,288.4     (1,976,417.9)        99,687.1
  Rydex NASDAQ-100(r) 2X Strategy ...................    h          148,765.2      1,935,080.3     (2,041,039.7)        42,805.8
  Rydex Nova ........................................    h          193,756.1      1,014,025.6     (1,028,686.2)       179,095.5
  Rydex Precious Metals .............................    h          198,769.2        660,386.9       (619,275.8)       239,880.3
  Rydex Real Estate .................................    h          143,173.7        858,732.2       (873,222.8)       128,683.1
  Rydex Retailing ...................................    h           70,513.2        969,669.0     (1,005,194.5)        34,987.7
  Rydex Russell 2000(r) 1.5X Strategy ...............    h           47,708.1        878,248.7       (904,058.9)        21,897.9
  Rydex Russell 2000(r) 2X Strategy .................    h           49,131.9      1,083,695.6     (1,047,522.1)        85,305.4
  Rydex S&P 500 2X Strategy .........................    h          563,946.4     25,628,581.2    (26,137,870.5)        54,657.1
  Rydex S&P 500 Pure Growth .........................    h          230,722.6      1,892,853.1     (1,989,909.3)       133,666.4
  Rydex S&P 500 Pure Value ..........................    h           59,119.9      2,246,951.8     (2,142,716.1)       163,355.6
  Rydex S&P MidCap 400 Pure Growth ..................    h          159,308.8        337,186.1       (429,724.4)        66,770.5
  Rydex S&P MidCap 400 Pure Value ...................    h           42,173.0        347,174.7       (320,879.0)        68,468.7
  Rydex S&P SmallCap 600 Pure Growth ................    h          252,150.4        291,054.0       (503,105.6)        40,098.8
  Rydex S&P SmallCap 600 Pure Value .................    h           62,268.3        383,010.6       (346,843.0)        98,435.9
  Rydex Strengthening Dollar 2X Strategy ............    h          473,600.6      3,779,573.9     (4,202,312.7)        50,861.8
  Rydex Technology ..................................    h           50,281.0        381,472.1       (357,478.8)        74,274.3
  Rydex Telecommunications ..........................    h           18,167.2        209,030.1       (188,915.3)        38,282.0
  Rydex Transportation ..............................    h           54,971.1        466,159.3       (374,176.4)       146,954.0
  Rydex U.S. Government Money Market ................    h        4,973,672.1         43,889.5     (4,272,926.4)       744,635.2
  Rydex Utilities ...................................    h          408,377.3        869,770.8     (1,105,885.5)       172,262.6
  Rydex Weakening Dollar 2X Strategy ................    h            8,964.9      1,260,004.3     (1,261,315.4)         7,653.8
  Long Short Equity .................................   e,r          21,441.5          4,065.9        (10,510.0)        14,997.4
  Variable Series World Equity Income ...............   e,u           3,004.9         72,698.5         (5,668.3)        70,035.1
  Variable Series High Yield ........................    e           31,795.9        759,206.9       (357,419.8)       433,583.0
  Variable Series Large Growth ......................   e,v                --        105,216.2        (51,213.9)        54,002.3
  Variable Series StylePlus Large Core ..............   e,w           1,959.1          5,853.5         (1,643.0)         6,169.6
  Variable Series Large Cap Value ...................    e                 --          2,568.4             (0.9)         2,567.5
  Variable Series Managed Asset Allocation ..........    e            4,635.0         10,096.5         (4,044.7)        10,686.8
  Variable Series StylePlus Mid Growth ..............   e,x          29,427.0         15,522.5         (9,460.5)        35,489.0
  Variable Series StylePlus Small Growth ............   e,y           3,534.8          1,639.3         (2,487.1)         2,687.0
  Variable Series Small Cap Value ...................    e           13,461.4         46,870.5         (5,867.4)        54,464.5
  Variable Series U.S. Total Return Bond ............   e,z           4,918.6          5,481.4         (4,045.4)         6,354.6
HATTERAS FUNDS
  Alpha Hedged Strategies Fund ......................    i                 --         29,398.2         (6,976.4)        22,421.8
INVESCO VARIABLE INSURANCE FUNDS:
  Balanced-Risk Allocation ..........................    c                 --        456,976.0       (143,339.1)       313,636.9
  Capital Development ...............................    j           36,524.5          2,742.7        (39,267.2)              --
  Core Equity .......................................                68,846.4         55,857.8        (60,032.0)        64,672.2
  Diversified Dividend ..............................    k           52,375.6        148,285.8        (81,948.9)       118,712.5
  Global Health Care ................................                26,305.8        147,785.3       (160,786.4)        13,304.7
  Global Real Estate ................................               158,308.0        231,075.2       (149,938.7)       239,444.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
  Government Securities .............................               207,812.8        379,454.3       (504,202.3)        83,064.8
  High Yield ........................................             1,441,409.5        389,907.3     (1,564,435.0)       266,881.8
  International Growth ..............................               309,112.6        522,333.7       (253,086.0)       578,360.3
  Mid Cap Core Equity ...............................                44,827.8         66,558.3        (49,175.3)        62,210.8
  Money Market ......................................     c                --     68,439,342.4    (60,405,313.0)     8,034,029.4
  Technology ........................................                 6,926.7         73,269.9        (66,199.8)        13,996.8
  Comstock ..........................................    aa          15,529.8         58,365.5        (49,121.9)        24,773.4
  Equity and Income .................................    ab          13,269.9         83,832.3        (59,544.2)        37,558.0
  Growth and Income .................................    ac          38,203.7         85,743.5        (70,977.6)        52,969.6
  Value Opportunities ...............................     l             580.2         25,561.5        (15,399.2)        10,742.5
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
  Asset Strategy ....................................               650,611.5        252,449.5       (350,683.9)       552,377.1
  Balanced ..........................................                31,659.0         36,116.3        (12,418.1)        55,357.2
  Bond ..............................................                17,681.9         52,603.3        (28,571.0)        41,714.2
  Dividend Opportunities ............................                64,814.3         19,952.5        (68,291.5)        16,475.3
  Energy ............................................                42,339.4         75,651.7        (25,886.3)        92,104.8
  Global Bond .......................................                 9,121.3         71,133.2        (15,798.6)        64,455.9
  Global Natural Resources ..........................                38,928.2        175,173.4       (118,910.0)        95,191.6
  Growth ............................................                 7,627.1          7,514.3         (5,023.7)        10,117.7
  High Income .......................................               121,040.1        369,778.4        (42,130.2)       448,688.3
  Mid Cap Growth ....................................               114,106.8         36,226.7        (48,018.1)       102,315.4
  Science and Technology ............................                32,287.4         36,330.2        (28,010.2)        40,607.4
  Value .............................................                46,535.0          6,586.3        (11,814.0)        41,307.3
JANUS ASPEN SERIES -- INSTITUTIONAL:
  Balanced ..........................................               532,942.4        101,004.5       (114,200.4)       519,746.5
  Enterprise ........................................               189,726.5        143,658.2        (87,276.0)       246,108.7
  Forty .............................................               129,100.8         60,619.1        (39,948.8)       149,771.1
  Janus .............................................                87,420.0         19,161.5        (52,277.8)        54,303.7
  Overseas ..........................................               525,461.1        144,858.4       (216,655.9)       453,663.6
  Perkins Mid Cap Value .............................               508,764.8        111,859.7       (119,800.1)       500,824.4
  Global Research ...................................    ad          43,123.7         23,195.6        (33,044.6)        33,274.7
JANUS ASPEN SERIES -- SERVICE:
  Flexible Bond ...................................       c                --        247,060.0       (182,130.5)        64,929.5
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity ...........................               415,238.4        312,394.7       (180,540.6)       547,092.5
  International Equity ..............................                73,176.1        139,433.3        (29,265.9)       183,343.5
  Multi-Asset Targeted Volatility ...................     a                --            839.5             (0.1)           839.4
  US Small-Mid Cap Equity ...........................                34,623.8          4,396.5        (11,726.8)        27,293.5
  US Strategic Equity ...............................                 9,753.3            175.9           (453.9)         9,475.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth .....................                97,890.5        148,972.0       (157,597.8)        89,264.7
  ClearBridge Equity Income .........................    ae          52,124.0        234,290.5       (142,443.4)       143,971.1
  ClearBridge All Cap Value .........................    af          52,377.3          2,029.8         (8,892.2)        45,514.9
  ClearBridge Large Cap Growth ......................                10,475.4        142,126.7       (122,300.2)        30,301.9
  ClearBridge Small Cap Growth ......................     c                --         78,103.2        (53,547.5)        24,555.7
  Dynamic Multi-Strategy ............................     c                --            220.1               --            220.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ..............                65,173.9      1,620,318.7       (689,680.5)       995,812.1
  Western Asset Strategic Bond ......................                85,826.7         91,438.8        (43,377.7)       133,887.8
LORD ABBETT SERIES FUND, INC.:
  Bond Debenture ....................................               581,351.4        540,988.5       (444,158.4)       678,181.5
  Calibrated Dividend Growth ........................    ag          26,346.3          3,748.7         (8,570.4)        21,524.6
  Classic Stock .....................................                33,645.4         14,188.7        (17,277.5)        30,556.6
  Growth and Income .................................               112,615.9         24,901.3        (13,045.0)       124,472.2
  International Opportunities .......................                29,323.5        207,829.9       (148,541.2)        88,612.2
MERGER FUND VL: .....................................               402,551.5        303,386.1       (192,526.2)       513,411.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
  Bond Index ........................................               209,605.3         80,958.1       (147,978.0)       142,585.4
  International Index ...............................               268,193.4        126,919.2        (85,091.6)       310,021.0
  Mid Cap Index .....................................               118,746.3         71,257.4        (45,847.6)       144,156.1
  S&P 500 Index .....................................               337,745.7        164,788.2       (139,203.0)       363,330.9
  Small Cap Index ...................................               129,828.7        156,324.9       (124,140.6)       162,013.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value ...................................     m         155,611.3         15,580.6        (87,692.3)        83,499.6
  Mid-Cap Growth ....................................               163,116.0        399,885.9       (340,776.0)       222,225.9
  Mid Cap Intrinsic Value ...........................     n          21,053.0         28,924.9        (25,546.6)        24,431.3
  Short Duration Bond ...............................               105,818.4        262,929.7       (290,492.5)        78,255.6
  Small-Cap Growth ..................................                52,060.5         53,588.6        (38,575.7)        67,073.4
  Socially Responsive ...............................                67,013.1         47,132.5        (20,580.3)        93,565.3
NORTHERN LIGHTS VARIABLE TRUST:
  Adaptive Allocation ...............................                56,688.8         40,257.4        (65,920.2)        31,026.0
  Avant Gold Bullion Strategy .......................     o         158,830.8        335,601.6       (494,432.4)              --
  BCM Decathlon Aggressive 2 ........................     c                --        320,843.8            (26.4)       320,817.4
  BCM Decathlon Conservative 2 ......................     c                --        472,698.4         (8,597.9)       464,100.5
  BCM Decathlon Moderate 2 ..........................     c                --        602,103.8         (4,967.4)       597,136.4
  Changing Parameters ...............................             1,545,005.6         30,522.6        (70,922.2)     1,504,606.0
  Innealta Country Rotation 2 .......................     a                --          6,306.3             (0.5)         6,305.8
  Innealta Sector Rotation 2 ........................     a                --          6,254.2             (0.5)         6,253.7
  JNF Balanced ......................................                15,248.0        189,693.0       (167,433.1)        37,507.9
  JNF Equity ........................................                39,046.1         75,406.7        (25,919.2)        88,533.6
  JNF Money Market ..................................     p      10,386,386.4     28,832,613.1    (39,218,999.5)              --
  Mariner Hyman Beck 2 ..............................     a                --            375.5             (0.1)           375.4
  Power Income 2 ....................................     c                --        422,044.2        (80,207.4)       341,836.8
  TOPS Balanced ETF -- CL 1 .........................                      --        197,645.3        (28,295.2)       169,350.1
  TOPS Balanced ETF -- CL 2 .........................                      --         90,485.6        (90,485.6)              --
  TOPS Capital Preservation ETF -- CL 1 .............                      --          4,459.2             (9.3)         4,449.9
  TOPS Capital Preservation ETF -- CL 2 .............                      --         75,016.0        (19,676.0)        55,340.0
  TOPS Growth -- CL 1 ...............................                11,095.4         22,469.0            (35.0)        33,529.4
  TOPS Growth -- CL 2 ...............................                      --          5,573.6            (41.7)         5,531.9
  TOPS Moderate Growth ETF -- CL 1 ..................                50,983.7         38,690.9            (31.0)        89,643.6
  TOPS Moderate Growth ETF -- CL 2 ..................                      --          1,976.0         (1,976.0)              --
  TOPS Managed Risk Balanced ETF -- CL 1 ............    ah          67,945.7        624,786.1       (208,131.1)       484,600.7
  TOPS Managed Risk Balanced ETF -- CL 2 ............    ah                --         18,052.6         (7,716.3)        10,336.3
  TOPS Managed Risk Growth ETF -- CL 1 ..............    ah         988,714.9      1,427,735.2        (37,474.0)     2,378,976.1
  TOPS Managed Risk Growth ETF -- CL 2 ..............    ah                --          2,313.8         (2,313.8)              --
  TOPS Managed Risk Moderate Growth ETF -- CL 1 .....    ah           2,006.1        598,216.2        (45,913.9)       554,308.4
  TOPS Managed Risk Moderate Growth ETF -- CL 2 .....    ah          71,932.3               --            (22.8)        71,909.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Capital Income ....................................    ai                --          9,467.1             (1.1)         9,466.0
  Core Bond .........................................                   830.4        474,540.0       (240,510.0)       234,860.4
  Global ............................................    aj             992.3        155,905.3        (85,612.4)        71,285.2
  Global Strategic Income ...........................                   925.8      1,708,961.4       (736,570.1)       973,317.1
  International Growth ..............................                      --         76,312.6        (11,119.5)        65,193.1
  Main Street(R) ....................................                      --        104,284.2        (52,946.0)        51,338.2
  Equity Income .....................................    ak                --            129.9             (1.7)           128.2
PIMCO VARIABLE INSURANCE TRUST:
  All Asset .........................................               897,258.3      2,502,695.4     (1,781,236.5)     1,618,717.2
  CommodityRealReturn Strategy ......................               625,301.0        721,450.1       (502,515.5)       844,235.6
  Emerging Markets Bond .............................               690,069.2      3,151,487.6     (2,434,577.8)     1,406,979.0
  Foreign Bond Unhedged .............................               183,860.7        221,260.9       (131,325.2)       273,796.4
  Foreign Bond US Dollar-Hedged .....................               698,850.1        648,307.8       (589,415.1)       757,742.8
  Global Advantage Strategy Bond ....................                 1,341.9         28,924.2        (11,242.4)        19,023.7
  Global Bond Unhedged ..............................               253,849.6        745,365.2       (740,195.7)       259,019.1
  Global Diversified Allocation .....................     a                --            471.3               --            471.3
  Global Multi-Asset ................................               130,852.0        192,806.1        (90,304.3)       233,353.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  High Yield ........................................             3,227,245.7     13,334,139.7    (12,060,039.9)     4,501,345.5
  Long-Term US Government ...........................               215,072.7        351,745.1       (463,504.8)       103,313.0
  Low Duration ......................................             1,602,835.2      1,529,504.5     (1,356,630.2)     1,775,709.5
  Real Return .......................................             1,497,877.0      1,443,407.5     (1,099,607.1)     1,841,677.4
  Short-Term ........................................               741,658.7        681,432.9       (705,446.1)       717,645.5
  Total Return ......................................             3,775,733.1      5,977,868.8     (4,344,324.3)     5,409,277.6
  Unconstrained Bond ................................     b                --      3,065,565.0     (2,575,410.6)       490,154.4
PIONEER VARIABLE CONTRACTS TRUST:
  Bond ..............................................               315,763.4        203,987.9       (208,028.8)       311,722.5
  Emerging Markets ..................................               175,596.2        213,121.1        (85,596.0)       303,121.3
  Equity Income .....................................               371,869.3        187,616.0       (348,796.9)       210,688.4
  Fund ..............................................                29,995.7         29,376.5        (13,014.0)        46,358.2
  Disciplined Value .................................     q         133,699.2        197,463.1       (118,933.2)       212,229.1
  High Yield ........................................               158,443.5        243,373.2       (214,472.9)       187,343.8
  Mid Cap Value .....................................               165,412.9         32,277.4       (132,742.7)        64,947.6
  Strategic Income ..................................               416,512.4        832,895.8       (507,365.2)       742,043.0
PROFUNDS VP:
  Access VP High Yield ..............................               684,019.4      2,088,826.6     (1,699,025.9)     1,073,820.1
  Asia 30 ...........................................                25,710.8        391,226.6       (335,251.1)        81,686.3
  Banks .............................................                   893.1        617,183.9       (606,608.7)        11,468.3
  Basic Materials ...................................                 3,698.9        513,844.3       (495,036.0)        22,507.2
  Bear ..............................................                 6,599.4        966,377.9       (920,315.9)        52,661.4
  Biotechnology .....................................                   608.5        245,688.2       (215,226.9)        31,069.8
  Bull ..............................................               236,867.2      2,670,706.5     (2,497,363.6)       410,210.1
  Consumer Goods ....................................                 6,281.8        666,603.6       (598,678.9)        74,206.5
  Consumer Services .................................                 3,509.7      1,043,659.8       (953,837.0)        93,332.5
  Emerging Markets ..................................                 2,972.5        657,003.6       (459,632.1)       200,344.0
  Europe 30 .........................................                 8,654.3        402,205.1       (324,088.8)        86,770.6
  Falling U.S. Dollar ...............................                   384.5         29,616.5        (29,617.5)           383.5
  Financials ........................................                 6,940.4        360,368.9       (342,148.2)        25,161.1
  Health Care .......................................                 5,443.7        890,364.0       (822,828.6)        72,979.1
  Industrials .......................................                19,526.2        487,034.8       (363,170.2)       143,390.8
  International .....................................                 2,541.3        346,719.9       (205,472.8)       143,788.4
  Internet ..........................................                 2,090.6        135,822.4       (114,574.4)        23,338.6
  Japan .............................................                14,354.1        227,677.0       (161,830.7)        80,200.4
  Large-Cap Growth ..................................                 1,723.0        436,025.5       (410,361.8)        27,386.7
  Large-Cap Value ...................................                16,085.4        617,027.5       (494,885.0)       138,227.9
  Mid-Cap ...........................................                66,985.2      1,490,235.1     (1,370,050.6)       187,169.7
  Mid-Cap Growth ....................................                 2,005.9        283,959.2       (196,810.7)        89,154.4
  Mid-Cap Value .....................................                 6,822.9        337,359.8       (235,659.1)       108,523.6
  Money Market ......................................               364,024.2     58,083,778.5    (55,084,758.3)     3,363,044.4
  NASDAQ-100 ........................................                17,787.8      3,302,557.1     (3,166,651.6)       153,693.3
  Oil & Gas .........................................                 5,765.7        371,149.0       (323,256.5)        53,658.2
  Pharmaceuticals ...................................                71,411.4        360,618.9       (418,021.7)        14,008.6
  Precious Metals ...................................                80,104.9        886,864.3       (893,139.0)        73,830.2
  Real Estate .......................................                 7,868.6        540,248.8       (493,965.5)        54,151.9
  Rising Rates Opportunity ..........................                31,671.7      8,185,244.2     (8,106,164.6)       110,751.3
  Semiconductor .....................................                   389.8        333,771.1       (333,642.7)           518.2
  Short Emerging Markets ............................                 1,650.2        448,054.6       (449,704.8)              --
  Short International ...............................                 1,951.2        290,540.1       (268,118.2)        24,373.1
  Short Mid-Cap .....................................                   356.8         75,629.7        (75,799.8)           186.7
  Short NASDAQ-100 ..................................                 1,524.6      3,168,066.8     (3,045,746.0)       123,845.4
  Short Small-Cap ...................................                 4,957.7        987,777.3       (945,725.9)        47,009.1
  Small Cap .........................................                79,395.0        533,636.0       (576,007.1)        37,023.9
  Small-Cap Growth ..................................                24,702.0        301,865.8       (246,095.6)        80,472.2
  Small-Cap Value ...................................                26,206.4        702,689.8       (577,139.4)       151,756.8
  Technology ........................................                80,933.6        634,042.3       (713,164.1)         1,811.8
  Telecommunications ................................                 2,033.5        303,397.4       (280,685.9)        24,745.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Plus ..............................                37,085.6      1,733,932.5     (1,738,982.2)        32,035.9
  UltraBull .........................................                 2,180.6        255,113.8       (241,250.2)        16,044.2
  UltraMid-Cap ......................................                 2,446.4        133,136.3       (121,007.9)        14,574.8
  UltraNASDAQ-100 ...................................                     9.0        963,097.4       (938,980.8)        24,125.6
  UltraShort NASDAQ-100 .............................                30,142.3      2,604,511.2     (2,596,884.6)        37,768.9
  UltraSmall-Cap ....................................                10,866.3        192,527.3       (192,892.1)        10,501.5
  Utilities .........................................                96,370.4        653,758.3       (683,552.4)        66,576.3
PUTNAM VARIABLE TRUST:
  Absolute Return 500 ...............................                 3,230.4         60,294.1        (40,489.9)        23,034.6
  American Government Income ........................               241,431.9        108,594.7       (314,191.4)        35,835.2
  Diversified Income ................................                31,962.2      1,020,539.6       (998,890.3)        53,611.5
  Equity Income .....................................                52,670.0         86,805.3        (80,352.3)        59,123.0
  Global Asset Allocation ...........................                11,470.3          3,395.5         (2,872.8)        11,993.0
  High Yield ........................................               601,280.4      2,792,197.5     (3,056,276.8)       337,201.1
  Income ............................................                21,338.8        487,018.9       (375,919.3)       132,438.4
  Investors .........................................                 2,016.8          5,017.2           (130.8)         6,903.2
  Multi-Cap Value ...................................                 5,349.3          7,107.4           (106.7)        12,350.0
  Voyager ...........................................                47,921.2         45,897.1        (51,423.5)        42,394.8
ROYCE CAPITAL FUND:
  Micro-Cap .........................................               171,053.3         83,126.9        (97,213.2)       156,967.0
  Small-Cap .........................................               384,569.8        146,345.2       (148,476.2)       382,438.8
RUSSELL INVESTMENT FUNDS:
  Aggressive Equity .................................                   216.6          2,997.3             (5.5)         3,208.4
  Balanced Strategy .................................                 1,974.6        140,581.8         (1,262.3)       141,294.1
  Conservative Strategy .............................                89,355.4         61,614.5        (53,692.3)        97,277.6
  Core Bond .........................................                 6,977.0         12,585.6         (1,074.1)        18,488.5
  Equity Growth Strategy ............................                   798.6         10,646.9            (12.2)        11,433.3
  Global Real Estate Securities .....................                48,886.3        152,268.3         (8,240.5)       192,914.1
  Moderate Strategy .................................                 4,450.2          9,203.7            (58.9)        13,595.0
  Multi-Style Equity ................................                 1,217.7          5,528.2         (2,351.1)         4,394.8
  Non U.S ...........................................                 3,528.1         11,800.0         (1,341.2)        13,986.9
T. ROWE PRICE EQUITY SERIES, INC.:
  Blue Chip Growth II ...............................               570,108.3        486,722.5       (338,970.6)       717,860.2
  Equity Income II ..................................               545,337.5        285,767.4       (194,780.8)       636,324.1
  Health Sciences II ................................               154,002.3        554,767.3       (409,753.1)       299,016.5
T. ROWE PRICE FIXED INCOME SERIES, INC.:
  Limited-Term Bond II ..............................               272,472.4        652,918.3       (774,230.8)       151,159.9
THIRD AVENUE VARIABLE SERIES TRUST:
  Value .............................................               342,355.1        208,496.2       (191,849.8)       359,001.5
  TIMOTHY PLAN VARIABLE SERIES:
  Conservative Growth ...............................                14,366.7         41,307.4         (3,181.8)        52,492.3
  Strategic Growth ..................................                13,145.4         90,851.3        (80,789.6)        23,207.1
VAN ECK VIP TRUST:
  Emerging Markets ..................................               187,095.8        208,693.0        (83,815.6)       311,973.2
  Uncontstrained Emerging Markets Bond ..............    al          98,429.4         20,100.3        (51,006.8)        67,522.9
  Global Hard Assets ................................               217,718.9        132,438.6       (144,798.4)       205,359.1
  Multi-Manager Alternatives ........................               114,018.9         61,457.8        (57,415.6)       118,061.1
VANGUARD VARIABLE INSURANCE FUND:
  Balanced ..........................................               258,528.0        217,612.2        (48,752.4)       427,387.8
  Capital Growth ....................................                67,378.5         85,325.5        (17,880.1)       134,823.9
  Diversified Value .................................               101,075.4        131,918.9        (13,397.5)       219,596.8
  Equity Income .....................................               107,431.6        290,688.9        (55,655.9)       342,464.6
  Equity Index ......................................               389,033.3        426,326.9       (241,025.1)       574,335.1
  Growth ............................................               108,359.7        101,697.0        (21,207.7)       188,849.0
  High Yield Bond ...................................               141,613.9        553,755.3        (65,237.5)       630,131.7
  International .....................................               474,350.9        323,208.0       (108,992.6)       688,566.3
  Mid-Cap Index .....................................               136,512.0        103,745.3        (31,221.2)       209,036.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                   NUMBER                                             NUMBER
                                                                  OF UNITS                                           OF UNITS
                                                                  BEGINNING         UNITS            UNITS              END
FUND DESCRIPTION                                        NOTES*   OF THE YEAR      PURCHASED         REDEEMED        OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
  REIT Index ........................................               285,421.2        246,371.7        (69,127.6)       462,665.3
  Short-Term Investment Grade .......................             1,169,777.8        694,678.7       (355,816.3)     1,508,640.2
  Small Company Growth ..............................               127,280.2         73,681.6        (19,068.6)       181,893.2
  Total Bond Market Index ...........................               798,907.6        863,853.2       (317,202.7)     1,345,558.1
  Total Stock Market Index ..........................               509,560.7        467,193.9       (163,288.0)       813,466.6
VARIABLE INSURANCE TRUST:
  Vice ..............................................    a                 --          2,117.3             (0.8)         2,116.5
VIRTUS VARIABLE INSURANCE TRUST:
  International .....................................                   662.6        141,437.8        (21,931.6)       120,168.8
  Multi-Sector Fixed Income .........................                89,576.9      2,270,954.4     (1,560,151.4)       800,379.9
  Premium AlphaSector ...............................                28,383.5        409,751.5        (98,029.3)       340,105.7
  Real Estate Securities ............................                10,665.0        158,473.3        (45,440.4)       123,697.9
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery .........................................                70,292.4        147,065.1       (110,862.9)       106,494.6
  Opportunity .......................................                25,995.8          6,618.6         (9,925.5)        22,688.9
  Small Cap Value ...................................                37,236.6         33,875.7        (31,127.8)        39,984.5
WILSHIRE VARIABLE INSURANCE TRUST:
  Equity ............................................    c                 --         14,207.7             (1.1)        14,206.6
  Income ............................................    c                 --            696.7             (2.3)           694.4
  International Equity ..............................    c                 --         11,964.7           (730.5)        11,234.2
  Small Cap .........................................   c,t                --         15,443.4         (1,637.3)        13,806.1
                                                                -----------------------------------------------------------------
                                                                 74,871,401.7   46 3,229,103.4   (437,330,049.2)   100,770,455.9
                                                                =================================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES
    FOR THE PERIOD ENDING DECEMBER 31, 2013:

a) For the period November 15, 2013(inception of fund) through December 31, 2013.
b) ALPS Variable Insurance Trust was formerly Financial Investors Variable Insurance Trust prior to fund manager name change effective April 30, 2013.
c)  For the period May 1, 2013 (inception of fund) through December 31, 2013.
d)  For the period January 1, 2013 through August 23, 2013 (liquidation of fund).
e) Guggenheim Long Short Equity was formerly Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.
f) Guggenheim StylePlus Large Core was formerly Guggenheim Large Cap Core prior to its name change effective May 1, 2013.
g) Guggenheim StylePlus Large Growth was formerly Guggenheim Large Cap Concentrated Growth prior to its name change effective May 1, 2013.
h) Guggenheim StylePlus Mid Growth was formerly Guggenheim Mid Cap Growth prior to its name change effective May 1, 2013.
i) Guggenheim StylePlus Small Growth was formerly Guggenheim Small Cap Growth prior to its name change effective May 1, 2013.
j) Guggenheim U.S. Total Return Bond was formerly Guggenheim U.S. Intermediate Bond prior to its name change effective May 1, 2013.
k) Guggenheim World Equity Income was formerly Guggenheim Global prior to its name change effective May 1, 2013.
l)  For the period January 1, 2013 through April 26, 201 3(liquidation of fund).
m) Invesco Comstock was formerly Invesco Van Kampen Comstock prior to its name change effective May 1, 2013.
n)  Invesco Equity and Income was formerly Invesco Van Kampen Equity and
    Income prior to its name change effective May 1, 2013.
o) Invesco Growth and Income was formerly Invesco Van Kampen Growth and Income prior to its name change effective May 1, 2013.
p) Invesco Value Opportunities was formerly Invesco Van Kampen Value Opportunities prior to its name change effective May 1, 2013.
q)  For the period January 18, 2013 (inception of fund) through December 31,
    2013.
r) Janus Aspen Series - Institutional Global Research Portfolio was formerly Janus Aspen Series - Institutional Worldwide Portfolio prior to its name change effective May 1, 2013.
s) Janus Aspen Series - Service Global Allocation - Moderate was formerly Janus Aspen Series - Service Moderate Allocation prior to its name change effective May 1, 2013.
t) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.
u) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.
v) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.
w) Northern Lights Tops Managed Risk Portfolios Class I & II were formerly Northern Lights Tops Protected Class I & II prior to name changes effective May 1, 2013.
x) Oppenheimer Capital Income was formerly Oppenheimer Balanced prior to its name change effective May 1, 2013.
y) Oppenheimer Equity Income was formerly Oppenheimer Value prior to its name change effective May 1, 2013.
z) Oppenheimer Global was formerly Oppenheimer Global Securities prior to its name change effective May 1, 2013.
aa) Pioneer Disciplined Value Portfolio was formerly Pioneer Fundamental Value Portfolio prior to its name change effective May 1, 2013.
ab) For the period January 1, 2013 through November 14, 2013 (fund closed).
ac) For the period January 1, 2013 through October 31, 2013 (liquidation of fund).
ad) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global
    Bond prior to its name change effective May 1, 2013.
ae) Wilshire Small Cap was formerly Wilshire Small Cap Growth prior to its name change effective May 1, 2013.

    FOR THE PERIOD ENDING DECEMBER 31, 2012:
a)  For the period November 16, 2012 (inception of fund) through December 31,
    2012.
b)  For the period February 3, 2012 (inception of fund)through December 31,
    2012.
c)  For the period May 1, 2012 (inception of fund) through December 31, 2012.
d) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust and Rydex SGI Variable Funds prior to the name change effective May
    1, 2012.
e) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012.
        Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy
        Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy
        Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy
        Guggenheim VIT Alternative Strategies Allocation was formerly SGI Alternative Strategies Allocation
        Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo
        Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
        Guggenheim VIT CLS AdvisorOne Select Allocation was formerly SGI CLS AdvisorOne Select Allocation
        Guggenheim VIT DWA Flexible Allocation was formerly SGI CLS DWA
        Flexible Allocation
        Guggenheim VIT DWA Sector Rotation was formerly SGI CLS DWA Sector Rotation
        Guggenheim VIT International Long Short was formerly SGI International Long Short
        Guggenheim VIT Managed Futures Strategy was formerly SGI Managed
        Futures Strategy
        Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies
        Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

        Guggenheim VIT Variable Series All Cap Value was formerly SGI Var
        Series O All Cap Value
        Guggenheim VIT Variable Series Global was formerly SGI Var Series D
        MSCI EAFE Equal Weight Global
        Guggenheim VIT Variable Series High Yield was formerly SGI Var Series
        P High Yield
        Guggenheim VIT Variable Series Large Cap Concentrated Growth was formerly SGI Var Series Y Large Cap Concentrated Growth
        Guggenheim VIT Variable Series Large Cap Core was formerly SGI
        Var Series A Large Cap Core
        Guggenheim VIT Variable Series Large Cap Value was formerly SGI Var Series B Large Cap Value
        Guggenheim VIT Variable Series Managed Asset Allocation was formerly SGI Var Series N Managed Asset Allocation
        Guggenheim VIT Variable Series Mid Cap Growth was formerly SGI Var Series J Mid-Cap Growth
        Guggenheim VIT Variable Series Small Cap Growth was formerly SGI Var Series X Small Cap Growth
        Guggenheim VIT Variable Series Small Cap Value was formerly SGI Var Series Q Small Cap Value
        Guggenheim VIT Variable Series U.S.Intermediate Bond was formerly
        SGI Var Series E U.S. Intermediate Bond
f) For the period January 1, 2012 through July 12, 2012 (fund merged into Guggenheim VIT Multi-Hedge Strategies).
g) Guggenheim VT Global Managed Futures Strategy was formerly Guggenheim Managed Futures Strategy prior to its name change Oct 29, 2012.
h) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added 'Rydex' as a prefix to the fund name as of May 1, 2012.
i)      For the period June 15, 2012 (inception of fund) through December 31,
        2012.
j) For the period January 1, 2012 through April 26, 2012 (liquidation of fund).
k) Invesco Diversified Dividend was formerly Invesco Dividend Growth prior to its name change May 1, 2012.
l) Invesco Value Opportunities Fund was formerly Invesco Van Kampen Value Opportunities Fund prior to its name change effective May 1, 2013 and Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.
m) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.
n) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.
o)      For the period January 1, 2012 through June 15, 2012 (liquidation of fund).
p)      For the period January 1, 2012 through May 15, 2012 (liquidation of fund).
q) Pioneer Disciplined Value Portfolio was formerly Pioneer Fundamental Value Portfolio prior to its name change effective May 1, 2013.
        Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.
r) Guggenheim Long Short Equity Fund was formerly Guggenheim U.S. Long Short Momentum Fund prior to its name change effective Oct 30, 2013.
s) ALPS Variable Insurance Trust was formerly Financial Investors Variable Insurance Trust prior to fund manager name change effective April 30, 2013.
t) Wilshire Small Cap Fund was formerly Wilshire Small Cap Growth Fund prior to its name change effective May 1, 2013.
u) Guggenheim World Equity Income was formerly Guggenheim Global prior to its name change effective May 1, 2013.
v) Guggenheim StylePlus Large Growth was formerly Guggenheim Large Cap Concentrated Growth prior to its name change effective May 1, 2013.
w) Guggenheim StylePlus Large Core was formerly Guggenheim Large Cap Core prior to its name change effective May 1, 2013.
x) Guggenheim StylePlus Mid Growth was formerly Guggenheim Mid Cap Growth prior to its name change effective May 1, 2013.
y) Guggenheim StylePlus Small Growth was formerly Guggenheim Small Cap Growth prior to its name change effective May 1, 2013.
z) Guggenheim U.S. Total Return Bond was formerly Guggenheim U.S. Intermediate Bond prior to its name change effective May 1, 2013.
aa) Invesco Comstock Fund was formerly Invesco Van Kampen Comstock Fund prior to its name change effective May 1, 2013.
ab) Invesco Equity and Income Fund was formerly Invesco Van Kampen Equity and Income Fund prior to its name change effective May 1, 2013.
ac) Invesco Growth and Income Fund was formerly Invesco Van Kampen Growth and Income Fund prior to its name change effective May 1, 2013.
ad) Janus Aspen Series - Institutional Global Research Portfolio was formerly Janus Aspen Series - Institutional Worldwide Portfolio prior to its name change effective May 1, 2013.
ae)     Legg Mason Equity Income Portfolio was formerly Legg Mason Equity
        Income Builder Portfolio prior to its name change effective May 1, 2013.
af) Legg Mason All Cap Value Portfolio was formerly Legg Mason Fundamental All Cap Value Portfolio prior to its name change effective May 1, 2013.
ag) Lord Abbett Calibrated Dividend Growth Portfolio was formerly Lord Abbett Capital Structure Portfolio prior to its name change effective May 1, 2013.
ah) Northern Lights Tops Managed Risk Portfolios Class I & II were formerly Northern Lights Tops Protected Portfolio Class I & II prior to name changes effective May 1, 2013.
ai)     Oppenheimer Capital Income Fund was formerly Oppenheimer Balanced
        Fund prior to its name change effective May 1, 2013.
aj) Oppenheimer Global Fund was formerly Oppenheimer Global Securities Fund prior to its name change effective May 1, 2013.
ak) Oppenheimer Equity Income Fund was formerly Oppenheimer Value Fund prior to its name change effective May 1, 2013.
al) Van Eck Unconstrained Emerging Markets Bond Fund was formerly Van Eck Global Bond Fund prior to its name change effective May 1, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

     We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2013, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2013, and the financial highlights for each of the five years for the period ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly,in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2013, the results of its operations, changes in its net assets for each of two years in the period ended December 31,2013, and financial highlights for each of the five years for the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC]

New York, New York
April 30, 2014

================================================================================

                              JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                              SPONSOR
                              Jefferson National Life Insurance Company
                              DISTRIBUTOR
                              Jefferson National Securities Corporation
                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO USA, LLP

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2013 and 2012, and for the three years ended December 31, 2013.

         The financial statements of Jefferson National Life Annuity Account G at December 31, 2013 and for each of the two years ended December 31, 2013.

 (b)     Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)  (a)           Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.       (2)

     (b)           Resolution Changing the Name of the Separate Account                                                         (1)

(2)                Not Applicable.

(3)  (a)   (i)     Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva        (1)
                   Securities Corporation.

           (ii)    Form of Amendment to Principal Underwriter's Agreement.                                                      (1)

     (b)           Form of Selling Agreement.                                                                                   (1)

(4)  (a)           Form of Individual Contract Fixed and Variable Accounts. (22-4056)                                           (1)

     (b)           Form of Group Contract.                                                                                      (2)

     (c)           Form of Group Certificate.                                                                                   (2)

     (d)           Form of Endorsement Amending MVA Provision.                                                                  (1)

     (e)           Form of IRA Endorsement.                                                                                     (1)

     (f)           Form of Roth IRA Endorsement.                                                                                (1)

     (g)           Form of JSA Endorsement.                                                                                     (1)

     (h)           Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).                                         (11)

     (i)           Form of Electronic Administration Endorsement (JNL-4020).                                                    (11)

     (j)           Form of Individual Contract Fixed and Variable Accounts.  (JNL-2300-1).                                      (12)

     (k)           Form of Joint Owner Endorsement. (MONADV-END 01/07).                                                         (13)

     (l)           Form of Transaction Fee Rider. (JNL-TRXFEE-2007).                                                            (13)

     (m)           Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).                                       (13)

     (n)           Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)                                         (18)

     (o)           Form of Asset Allocation Model Rider  (JNL-AAMRIDER)                                                         (18)

     (p)           Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)                                         (19)

     (q)           Form of Age 100 Endorsement (Annuity Date END 8-12)                                                          (19)

     (r)           Form of 403(b) Endorsement (JNL-403(b) END 7-12                                                              (19)

     (s)           Form of Low Cost Fund Platform Fee Endorsement (ICC13-MA FeeEnd)                                             (20)

(5)  (a)           Form of Application for Individual Annuity Contract. (JNL-6000).                                             (1)

     (b)           Form of JNL Individual Application. (JNL-6005).                                                              (11)

     (c)           Form of JNL Individual Application. (JNL-6005-2).                                                            (12)

     (d)           Form of JNL Individual Application. (JNL-6005-3).                                                            (13)

     (e)           Form of JNL Individual Application (JNL-6005-4).                                                             (14)

     (f)           Form of JNL Individual Application (JNL-6005-5).                                                             (18)

(6)  (a)           Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                        (1)

     (b)           Amended and Restated By-Laws of the Company.                                                                 (1)

(7)                Not Applicable.

(8)  (a)           Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales,   (1)
                   Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

           (i)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among       (12)
                   40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

     (b)   (i)     Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance     (3)
                   Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1,
                   2003.

           (ii)    Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc.,  (1)
                   Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                   Securities Corporation dated May 1, 2003.

           (iii)   Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,    (12)
                   Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                   Securities Corporation dated May 1, 2003.

           (iv)    Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc.,    (14)
                   Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson
                   National Securities Corporation dated May 1, 2003.

           (v)     Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and      (17)
                   among AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and Jefferson National Life.

           (vi)    Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and   (17)
                   among AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and Jefferson National Life.

     (c)   (i)     Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and  (4)
                   Fred Alger and Company, Inc. dated March 31, 1995.

           (ii)    Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund,       (5)
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

           (iii)   Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund,       (5)
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

           (iv)    Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger          (1)
                   American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                   1995.

           (v)     Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson  (12)
                   National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

           (vi)    Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson  (14)
                   National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

     (d)   (i)     Form of Participation Agreement between Great American Reserve Insurance Company and American Century        (4)
                   Investment Services as of 1997.

           (ii)    Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve      (5)
                   Insurance Company and American Century Investment Services as of 1997.

           (iii)   Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve      (5)
                   Insurance Company and American Century Investment Services as of 1997.

           (iv)    Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve       (5)
                   Insurance Company and American Century Investment Services as of 1997.

           (v)     Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve       (5)
                   Insurance Company and American Century Investment Services as of 1997.

           (vi)    Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great       (1)
                   American Reserve Insurance Company and American Century Investment Services as of 1997.

           (vii)   Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life          (10)
                   Insurance Company and American Century Investment Services as of 1997.

           (viii)  Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life           (12)
                   Insurance Company and American Century Investment Services as of 1997.

           (ix)    Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life           (13)
                   Insurance Company and American Century Investment Services.

           (x)     Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life      (16)
                   Insurance Company and American Century Investment Services.

           (xi)    Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National      (17)
                   Life Insurance Company and American Century Investment Services.

     (e)   (i)     Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus   (5)
                   Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                   Index Fund, Inc. and Dreyfus Investment Portfolios.

           (ii)    Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among         (5)
                   Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                   Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

           (iii)   Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco    (1)
                   Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                   Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

           (iv)    Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable  (1)
                   Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                   Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

           (v)     Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson  (10)
                   National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                   Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f)   (i)     Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company    (4)
                   and Insurance Management Series, Federated Securities Corp.

           (ii)    Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco         (5)
                   Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

           (iii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among     (5)
                   Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

           (iv)    Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco         (1)
                   Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

           (v)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among          (12)
                   Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

     (g)   (i)     Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American       (6)
                   Asset Management and Conseco Variable Insurance Company dated 2001.

           (ii)    Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance  (5)
                   Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

           (iii)   Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance     (1)
                   Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

     (h)   (i)     Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National      (1)
                   Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.

           (ii)    Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus           (10)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

           (iii)   Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus           (12)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

           (iv)    Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus           (14)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and
                   Institutional)

           (v)     Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus      (19)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001

     (i)   (i)     Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva   (1)
                   Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

           (ii)    Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc.,  (1)
                   Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                   dated May 1, 2003.

           (iii)   Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life    (19)
                   Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1,
                   2003.

     (j)   (i)     Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American      (4)
                   Reserve Insurance Company.

           (ii)    Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among    (7)
                   Lord, Abbett & Co. and Great American Reserve Insurance Company.

           (iii)   Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord,   (1)
                   Abbett & Co. and Great American Reserve Insurance Company.

           (iv)    Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance       (15)
                   Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

     (k)   (i)     Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management       (5)
                   Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve
                   Insurance Company.

           (ii)    Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among         (5)
                   Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management
                   Incorporated and Conseco Variable Insurance Company.

           (iii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among    (5)
                   Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management
                   Incorporated and Conseco Variable Insurance Company.

           (iv)    Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among         (8)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (v)     Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among       (1)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (vi)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among         (10)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (vii)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among         (12)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

          (viii)   Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among         (13)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (ix)    Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among         (15)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

     (l)   (i)     Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO         (1)
                   Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

           (ii)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (10)
                   Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

           (iii)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (12)
                   Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

           (iv)    Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (14)
                   Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                   Company.

           (v)     Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (15)
                   Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                   Company.

           (vi)    Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson     (17)
                   National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.

           (vii)   Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO    (18)
                   Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.

     (m)   (i)     Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National  (1)
                   Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

           (ii)    Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,        (10)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

           (iii)   Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,        (12)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

           (iv)    Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust,        (14)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

           (v)     Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust,        (15)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

     (n)           Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC   (1)
                   and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated
                   April 5, 2004 thereto.

           (i)     Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &             (12)
                   Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

           (ii)    Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce &             (14)
                   Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities
                   Corporation.

     (o)   (i)     Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX  (9)
                   Variable Trust and PADCO Financial Services, Inc.

           (ii)    Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and    (1)
                   among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

           (iii)   Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and       (10)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

           (iv)    Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and       (12)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

           (v)     Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and    (14)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

           (vi)    Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and       (16)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

           (vii)   Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by     (17)
                   and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.

     (p)   (i)     Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and       (1)
                   Citigroup Global Markets Inc.

           (ii)    Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson    (10)
                   National Life Insurance Company and Citigroup Global Markets Inc.

           (iii)   Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between           (13)
                   Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).

           (iv)    Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between           (21)
                   Jefferson National Life Insurance Company Legg Mason Investor Services, LLC

     (q)   (i)     Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman           (6)
                   Advisors, Inc. and Conseco Variable Insurance Company.

           (ii)    Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among       (5)
                   Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

           (iii)   Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among         (1)
                   Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

           (iv)    Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman          (1)
                   Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

           (v)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman   (12)
                   Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

           (vi)    Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among         (14)
                   Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r)   (i)     Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,  (5)
                   Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and
                   Strong Funds Distributors, Inc.

           (ii)    Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among       (5)
                   Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                   II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

           (iii)   Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among       (5)
                   Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                   Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

           (iv)    Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco   (5)
                   Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                   Capital Management, Inc. and Strong Investments, Inc.

           (v)     Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997  (1)
                   by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                   Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s)   (i)     Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and          (8)
                   Jefferson National Life Insurance Company.

           (ii)    Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among     (1)
                   Third Avenue Management LLC and Jefferson National Life Insurance Company.

     (t)   (i)     Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,     (5)
                   Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

           (ii)    Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among     (5)
                   Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

           (iii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among     (5)
                   Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

           (iv)    Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck      (8)
                   Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

           (v)     Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck      (16)
                   Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

           (w)     Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP     (19)
                   Trust and Jefferson National Life Insurance Company.

     (u)   (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP,   (1)
                   Choice Investment Management Variable Insurance funds dated May 1, 2003.

           (ii)    Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance        (1)
                   Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

     (v)   (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds         (10)
                   Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

           (ii)    Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                   Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

           (iii)   Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance     (14)
                   Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo
                   Variable Trust dated April 8, 2005.

           (iv)    Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson     (17)
                   National Life, Wells Fargo Variable Trust, and Well Fargo Distributors

     (w)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset            (10)
                   Management, LLC and Potomac Insurance Trust dated May 1, 2005.

           (ii)    Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                   Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

           (iii)   Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance     (14)
                   Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

     (x)   (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital          (12)
                   Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

           (ii)    Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life     (14)
                   Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

           (iii)   Form of Amendment dated November 12, 2010  to Form of Participation Agreement between Jefferson National     (17)
                   Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

           (iv)    Form of Amendment dated September 4, 2012 to Form of  Participation Agreement between Jefferson National     (19)
                   Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y)   (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment  (12)
                   Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

           (ii)    Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance     (13)
                   Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

           (iii)   Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life          (19)
                   Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T.
                   Rowe Price Investment Services

     (z)   (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust,      (12)
                   Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.

     (aa)  (i)     Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life           (13)
                   Insurance Company dated May 1, 2007.

           (ii)    Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life   (14)
                   Insurance Company dated March 18, 2008.

     (bb)  (i)     Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors    (13)
                   LLC and Jefferson National Life Insurance Company dated May 1, 2007.

           (ii)    Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among       (17)
                   Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.

     (cc)  (i)     Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc.,          (14)
                   Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.

           (ii)    Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life        (16)
                   Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing
                   Corporation.

     (dd)  (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors       (14)
                   Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

           (j)     Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson   (19)
                   National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS
                   Distributors, and ALPS Portfolio Solutions Distributor, Inc.

           (k)     Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson   (20)
                   National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS
                   Distributors, and ALPS Portfolio Solutions Distributor, Inc.

     (ee)  (i)     Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance   (14)
                   Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

     (ff)  (i)     Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life           (15)
                   Insurance Company dated July 1, 2007.

           (ii)    Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007         (17)
                   between Northern Lights  Variable Trust and Jefferson National Life.

           (iii)   Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between      (17)
                   Jefferson National Life and Northern Lights Variable Trust.

           (iv)    Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between        (19)
                   Jefferson National Life and Northern Lights Variable Trust

     (gg)  (i)     Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust  (16)
                   and Eaton Vance Distributors, Inc. dated May 1, 2010.

     (hh)  (i)     Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and      (16)
                   Westchester Capital Management, Inc. dated May 1, 2010.

     (ii)  (i)     Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One        (16)
                   Trust, and ProFund Advisors, LLC dated May 1, 2010.

           (ii)    Form of amendment dated September 17, 2010 to the Form of Participation  Agreement dated May 1, 2010 among   (17)
                   Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.

     (jj)  (i)     Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series  (16)
                   and Federated Securities Corp dated March, 2010.

     (kk)  (i)     Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA   (17)
                   Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.

           (ii)    Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among     (17)
                   Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and
                   DFA Securities.

           (iii)   Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among       (21)
                   Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and
                   DFA Securities.


     (ll)  (i)     Form of participation agreement  dated November 3, 2010 among Jefferson National Life Insurance Company,     (17)
                   Variable Insurance Products Fund,  and Fidelity Distributors Corporation.

           (ii)    Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010       (17)
                   among Jefferson National Life Insurance Company, Variable Insurance Products Fund,  and Fidelity
                   Distributors Corporation.

     (mm)  (i)     Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance          (17)
                   Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.

           (ii)    Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008       (17)
                   among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton
                   Distributors, Inc.

           (iii)   Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among        (17)
                   Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton
                   Distributors, Inc.

           (iv)    Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among        (19)
                   Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and
                   Franklin Templeton Distributors, Inc.

     (nn)  (i)     Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and     (17)
                   Ivy Funds Variable Insurance Portfolios.

           (ii)    Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among   (17)
                   Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

           (iii)   Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among    (17)
                   Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

           (iv)    Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds   (19)
                   Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.

     (oo)  (i)     Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company,   (17)
                   Putnam Variable Trust, and Putnam Retail Management Limited Partnership.

     (pp)  (i)     Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and    (17)
                   Timothy Partners.

     (qq)  (i)     Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company,         (17)
                   Russell Investment Funds, and  Russell Financial Services.

     (rr)  (i)     Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex            (18)
                   Distributors, LLC and Jefferson National Life Insurance Company.

     (ss)  (i)     Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc.,          (18)
                   BlackRock Investments, LLC and Jefferson National Life Insurance Company,

     (tt)  (i)     Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds,            (18)
                   Oppenheimer funds, Inc., and Jefferson National Life Insurance Company

     (uu)  (i)     Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds,    (18)
                   Inc. and Jefferson National Life Insurance Company.

           (ii)    Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among         (21)
                   Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company

     (vv)  (i)     Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP             (18)
                   Distributors and Jefferson National Life Insurance Company.

     (ww)  (i)     Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital            (18)
                   Distributors and Jefferson National Life Insurance Company

     (xx)  (i)     Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments   (18)
                   Distribution Co. and Jefferson National Life Insurance Company

     (yy)          Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson    (19)
           (i)     National Life Insurance Company

     (zz)          Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company,         (19)
           (i)     Hatteras Variable Trust, and Hatteras Capital Distributors, LLC

     (aaa)         Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson       (20)
           (i)     National Life Insurance Company.

     (bbb)         Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research  (20)
           (i)     and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company

     (ccc)         Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance      (20)
           (i)     Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.

                   Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and     (21)
           (ii)    between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance
                   Company.

     (ddd)         Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI        (20)
           (i)     Investments Distribution Co., and Jefferson National Life Insurance Company

     (eee)         Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company,         (21)
           (i)     Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.

     (fff)         Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed   (21)
           (i)     Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors

(9)                Opinion and Consent of Counsel.                                                                              (21)

(10)               Consent of Independent Registered Public Accounting Firm.                                                    (21)

(11)               Financial Statements omitted from Item 23 above.                                                             N/A

(12)               Initial Capitalization Agreement.                                                                            N/A

(13) (a)   (i)     Powers of Attorney                                                                                           (1)

           (ii)    Powers of Attorney - for Laurence Greenberg                                                                  (11)

           (iii)   Powers of Attorney - for Robert Jefferson                                                                    (12)

           (iv)    Powers of Attorney - for Joseph F. Vap                                                                       (15)

           (v)     Powers of Attorney - for Mitchell H. Caplan                                                                  (16)

           (vi)    Powers of Attorney - for Robert C. Covington                                                                 (18)

           (vii)   Powers of Attorney - for Andrew T. Mulderry                                                                  (18)

           (viii)  Powers of Attorney - for Steven F. Piaker                                                                    (18)

           (viiii) Powers of Attorney - for Eric S. Schwartz                                                                    (18)

           (x)     Powers of Attorney - for David Lau                                                                           (19)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17) Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18) Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19) Incorporated herein by reference to Post Effective Amendment Nos. 13 and 29 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2013. (Accession Number 0000891092-13-003639)

(20) Incorporated herein by reference to Post Effective Amendment Nos. 14 and 30 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on December 16, 2013. (Accession Number 0000891092-13-010032)

(21) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                         POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan           Director, Chief Executive Officer
Laurence P. Greenberg        Director, President
Craig A. Hawley              Director, General Counsel and Secretary
David Lau                    Director, Chief Operating Officer
Joseph Vap                   Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)      Director
Andrew T. Mulderry (2)       Director
Steven F. Piaker (3)         Director
Eric S. Schwartz (4)         Director


(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
      72207

(2)   The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
      06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                                                      ----------------------------
Revised 12/31/12                                                                                          Organizational Chart
                                                                                                      ----------------------------

 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees &         New Investors          Employees              New Investors          Employees
    & Affiliates         New Investors      100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A     9.3% of Series A        non-voting           non-voting            voting units (6)        non-voting
  voting units (2)     voting units (3)        units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.6% of the Series A voting units.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of February 21, 2014, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 8649 of which 1036 were qualified contracts and 7613 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME                                  POSITIONS AND OFFICES
Craig A. Hawley                       President, General Counsel and Secretary
Jon Hurd*                             Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

                                                                 COMPENSATION
                                                                      ON
                                     NET UNDERWRITING             REDEMPTION
      NAME OF PRINCIPAL               DISCOUNTS AND                   OR                 BROKERAGE
         UNDERWRITER                   COMMISSIONS              ANNUITIZATION           COMMISSIONS            COMPENSATION
Jefferson National Securities              None                      None                   None                   None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                  SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment Nos. 15 and 31 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2014.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By: /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                            TITLE                               DATE

/s/Mitchell H. Caplan*         Director, Chief Executive Officer                    04/30/2014
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President                                  04/30/2014
Name: Laurence Greenberg

/s/ David P. Lau               Director, Chief Operating Officer                    04/30/2014
Name: David P. Lau

/s/ Joseph F. Vap*             Director, Chief Financial Officer and Treasurer      04/30/2014
Name: Joseph F. Vap

/s/ Andrew Mulderry*           Director                                             04/30/2014
Name: Andrew Mulderry

/s/ Robert C. Covington*       Director                                             04/30/2014
Name: Robert C. Covington

/s/ Eric S. Schwartz*          Director                                             04/30/2014
Name: Eric S. Schwartz

/s/ Steven F. Piaker*          Director                                             04/30/2014
Name: Steven F. Piaker

/s/ Craig Hawley               Director, General Counsel & Secretary                04/30/2014
Name:  Craig A. Hawley*
Attorney in Fact

                                 EXHIBIT INDEX

(8)   (p)   (iv)   Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson
                   National Life Insurance Company and Legg Mason Investor Services, LLC

      (kk)  (iii)  Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among
                   Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA
                   Securities

      (uu)  (ii)   Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among
                   Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company

      (ccc) (ii)   Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance
                   Company

      (eee) (i)    Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert
                   Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.

      (fff) (i)    Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed
                   Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors

(9)                Opinion and Consent of Counsel.

(10)               Consent of Independent Registered Public Accounting Firm.